UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06318

MORGAN STANLEY PATHWAY FUNDS

(Exact name of registrant as specified in charter)

2000 Westchester Avenue

Purchase, NY 10577

(Address of principal executive offices) (Zip code)

CT Corp

155 Federal Street, Suite 700

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1 (800) 869-3326

Date of fiscal year end: August 31

Date of reporting period: February 28, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549- 1090. The OMB has reviewed this collection of information under clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

Morgan Stanley Pathway Funds - Morgan Stanley Pathway Large Cap Equity ETF

MSLC | NYSE Arca

Semi-Annual Shareholder Report February 28, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Pathway Large Cap Equity ETF for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at www.morganstanley.com/wealth-investmentsolutions/cgcm. You can also request this information by contacting us at 1-800-869-3326.

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Table Summary
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Morgan Stanley Pathway Large Cap Equity ETF	$18	0.36%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$3,573,845,624
# of Portfolio Holdings	1,018
Portfolio Turnover Rate	6%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of Investments)

Table Summary
Value	Value
Short-Term Investments	1.3%
Utilities	2.1%
Real Estate	2.1%
Materials	2.9%
Energy	3.5%
Consumer Staples	4.3%
Health Care	9.9%
Consumer Discretionary	10.0%
Communication Services	10.7%
Industrials	11.0%
Financials	14.4%
Information Technology	27.8%

Top Ten Holdings (% of Investments)Footnote Referencea

Table Summary
NVIDIA Corp.	6.0%
Microsoft Corp.	4.9%
Apple Inc.	4.5%
Amazon.com Inc.	4.0%
Alphabet Inc., Class A Shares	3.0%
Meta Platforms Inc., Class A Shares	2.6%
Broadcom Inc.	2.3%
Alphabet Inc., Class C Shares	1.9%
JPMorgan Chase & Co.	1.5%
Tesla Inc.	1.3%
Total	32.0%
Footnote	Description
Footnote[a]	Excludes cash equivalents.

Additional Information

For additional information about the Fund, including its prospectus, statement of additional information, financial statements, holdings and proxy information, please scan the QR code or visit www.morganstanley.com/wealth-investmentsolutions/cgcm.

Householding

To reduce expense the Fund may mail only one copy of the prospectus, statement of additional information and each annual & semi-annual tailored shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at

1-800-869-3326. You will begin receiving copies thirty days after your request is received.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Semi-Annual Shareholder Report February 28, 2026

MSLC-TSR-SAR

Morgan Stanley Pathway Funds - Morgan Stanley Pathway Small-Mid Cap Equity ETF

MSSM | NYSE Arca

Semi-Annual Shareholder Report February 28, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Pathway Small-Mid Cap Equity ETF for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at www.morganstanley.com/wealth-investmentsolutions/cgcm. You can also request this information by contacting us at 1-800-869-3326.

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Table Summary
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Morgan Stanley Pathway Small-Mid Cap Equity ETF	$31	0.59%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$728,681,148
# of Portfolio Holdings	2,262
Portfolio Turnover Rate	20%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of Investments)

Table Summary
Value	Value
Short-Term Investments	2.3%
Communication Services	2.0%
Consumer Staples	3.0%
Utilities	3.7%
Real Estate	3.8%
Energy	4.4%
Materials	4.6%
Consumer Discretionary	8.8%
Financials	12.2%
Health Care	12.9%
Information Technology	18.2%
Industrials	24.1%

Top Ten Holdings (% of Investments)Footnote Referencea

Table Summary
FTAI Aviation Ltd.	1.3%
Comfort Systems USA Inc.	1.1%
Ascendis Pharma AS, ADR	1.0%
TechnipFMC PLC	1.0%
ViaSat Inc.	0.9%
Bloom Energy Corp., Class A Shares	0.8%
Regal Rexnord Corp.	0.8%
Ciena Corp.	0.7%
Resideo Technologies Inc.	0.6%
IPG Photonics Corp.	0.6%
Total	8.8%
Footnote	Description
Footnote[a]	Excludes cash equivalents.

Additional Information

For additional information about the Fund, including its prospectus, statement of additional information, financial statements, holdings and proxy information, please scan the QR code or visit www.morganstanley.com/wealth-investmentsolutions/cgcm.

Householding

To reduce expense the Fund may mail only one copy of the prospectus, statement of additional information and each annual & semi-annual tailored shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at

1-800-869-3326. You will begin receiving copies thirty days after your request is received.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Semi-Annual Shareholder Report February 28, 2026

MSSM-TSR-SAR

Morgan Stanley Pathway Funds - International Equity Fund

TIEUX

Semi-Annual Shareholder Report February 28, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Pathway Funds - International Equity Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at www.morganstanley.com/wealth-investmentsolutions/cgcm. You can also request this information by contacting us at 1-800-869-3326.

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Table Summary
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
International Equity Fund	$31	0.58%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$1,373,760,301
# of Portfolio Holdings	934
Portfolio Turnover Rate	17%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of Investments)

Table Summary
Value	Value
Short-Term Investments	1.4%
Other Countries	15.9%
Sweden	2.7%
Italy	2.8%
Spain	3.2%
Australia	3.6%
Netherlands	5.3%
Switzerland	8.2%
Germany	8.7%
France	11.2%
United Kingdom	17.2%
Japan	19.8%

Top Ten Holdings (% of Investments)Footnote Referencea

Table Summary
ASML Holding NV	2.0%
Roche Holding AG	2.0%
AstraZeneca PLC	1.9%
SAP SE	1.4%
Infineon Technologies AG	1.2%
Kering SA	1.1%
National Grid PLC	1.0%
Renesas Electronics Corp.	0.9%
LVMH Moët Hennessy Louis Vuitton SE	0.9%
Alstom SA	0.9%
Total	13.3%
Footnote	Description
Footnote[a]	Excludes cash equivalents.

Additional Information

For additional information about the Fund, including its prospectus, statement of additional information, financial statements, holdings and proxy information, please scan the QR code or visit www.morganstanley.com/wealth-investmentsolutions/cgcm.

Householding

To reduce expense the Fund may mail only one copy of the prospectus, statement of additional information and each annual & semi-annual tailored shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at

1-800-869-3326. You will begin receiving copies thirty days after your request is received.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Semi-Annual Shareholder Report February 28, 2026

TIEUX-TSR-SAR

Morgan Stanley Pathway Funds - Emerging Markets Equity Fund

TEMUX

Semi-Annual Shareholder Report February 28, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Pathway Funds - Emerging Markets Equity Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at www.morganstanley.com/wealth-investmentsolutions/cgcm. You can also request this information by contacting us at 1-800-869-3326.

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Table Summary
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Emerging Markets Equity Fund	$40	0.70%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$877,925,190
# of Portfolio Holdings	1,232
Portfolio Turnover Rate	15%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of Investments)

Table Summary
Value	Value
Short-Term Investments	1.9%
Other Countries	11.0%
Indonesia	1.3%
Saudi Arabia	2.2%
Mexico	2.5%
Hong Kong	3.9%
South Africa	4.0%
Brazil	5.6%
India	12.5%
China	17.1%
South Korea	18.0%
Taiwan	20.0%

Top Ten Holdings (% of Investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co., Ltd.	11.6%
Samsung Electronics Co., Ltd.	5.9%
SK hynix Inc.	5.0%
Tencent Holdings Ltd.	3.8%
Alibaba Group Holding Ltd.	1.7%
Reliance Industries Ltd.	1.2%
Delta Electronics Inc.	1.2%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1.1%
Shinhan Financial Group Co., Ltd.	1.0%
MediaTek Inc.	1.0%
Total	33.5%
Footnote	Description
Footnote[a]	Excludes cash equivalents.

Additional Information

For additional information about the Fund, including its prospectus, statement of additional information, financial statements, holdings and proxy information, please scan the QR code or visit www.morganstanley.com/wealth-investmentsolutions/cgcm.

Householding

To reduce expense the Fund may mail only one copy of the prospectus, statement of additional information and each annual & semi-annual tailored shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at

1-800-869-3326. You will begin receiving copies thirty days after your request is received.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Semi-Annual Shareholder Report February 28, 2026

TEMUX-TSR-SAR

Morgan Stanley Pathway Funds - Core Fixed Income Fund

TIIUX

Semi-Annual Shareholder Report February 28, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Pathway Funds - Core Fixed Income Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at www.morganstanley.com/wealth-investmentsolutions/cgcm. You can also request this information by contacting us at 1-800-869-3326.

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Table Summary
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Core Fixed Income Fund	$23	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$1,875,758,020
# of Portfolio Holdings	3,441
Portfolio Turnover Rate	53%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of Investments)

Table Summary
Value	Value
Short-Term Investments	4.6%
Common Stock	0.0%Footnote Referencea
Senior Loans	0.0%Footnote Referencea
Collateralized Loan Obligation	0.1%
Municipal Bonds	0.1%
Open End Mutual Fund Securities	0.2%
Asset-Backed Securities	2.1%
Sovereign Bonds	3.6%
Collateralized Mortgage Obligations	13.1%
U.S. Government Agencies & Obligations	20.0%
Mortgage-Backed Securities	25.6%
Corporate Bonds & Notes	30.6%
Footnote	Description
Footnote[a]	Less than 0.05%.

Credit Quality Allocation (% of net assets)Footnote Reference*

Table Summary
Value	Value
Cash & Short-Term Investments	5.1%
Not Rated	9.4%
CCC or Lower	0.1%
B	1.3%
BB	5.4%
BBB	17.5%
A	10.5%
AA	49.2%
AAA	2.9%
Footnote	Description
Footnote*	Security ratings disclosed with the exception for those labeled "not rated" is an aggregation of the highest security level rating amongst Standard & Poor's Ratings Service ("S&P"), Moody's Investors Services ("Moody's") and Fitch Ratings Service ("Fitch"), each a Nationally Recognized Statistical Ratings Organization ("NRSRO"). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used.

Additional Information

For additional information about the Fund, including its prospectus, statement of additional information, financial statements, holdings and proxy information, please scan the QR code or visit www.morganstanley.com/wealth-investmentsolutions/cgcm.

Householding

To reduce expense the Fund may mail only one copy of the prospectus, statement of additional information and each annual & semi-annual tailored shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at

1-800-869-3326. You will begin receiving copies thirty days after your request is received.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Semi-Annual Shareholder Report February 28, 2026

TIIUX-TSR-SAR

Morgan Stanley Pathway Funds - High Yield Fund

THYUX

Semi-Annual Shareholder Report February 28, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Pathway Funds - High Yield Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at www.morganstanley.com/wealth-investmentsolutions/cgcm. You can also request this information by contacting us at 1-800-869-3326.

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Table Summary
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
High Yield Fund	$39	0.77%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$155,070,334
# of Portfolio Holdings	310
Portfolio Turnover Rate	25%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of Investments)

Table Summary
Value	Value
Short-Term Investments	5.7%
Senior Loan	0.0%Footnote Referencea
Corporate Bonds & Notes	94.3%
Footnote	Description
Footnote[a]	Less than 0.05%.

Credit Quality Allocation (% of net assets)Footnote Reference*

Table Summary
Value	Value
Cash & Short-Term Investments	8.7%
Not Rated	0.2%
CCC or Lower	4.4%
B	31.9%
BB	54.9%
BBB	2.8%
Footnote	Description
Footnote*	Security ratings disclosed with the exception for those labeled "not rated" is an aggregation of the highest security level rating amongst Standard & Poor's Ratings Service ("S&P"), Moody's Investors Services ("Moody's") and Fitch Ratings Service ("Fitch"), each a Nationally Recognized Statistical Ratings Organization ("NRSRO"). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used.

Additional Information

For additional information about the Fund, including its prospectus, statement of additional information, financial statements, holdings and proxy information, please scan the QR code or visit www.morganstanley.com/wealth-investmentsolutions/cgcm.

Householding

To reduce expense the Fund may mail only one copy of the prospectus, statement of additional information and each annual & semi-annual tailored shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at

1-800-869-3326. You will begin receiving copies thirty days after your request is received.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Semi-Annual Shareholder Report February 28, 2026

THYUX-TSR-SAR

Morgan Stanley Pathway Funds - International Fixed Income Fund

TIFUX

Semi-Annual Shareholder Report February 28, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Pathway Funds - International Fixed Income Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at www.morganstanley.com/wealth-investmentsolutions/cgcm. You can also request this information by contacting us at 1-800-869-3326.

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Table Summary
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
International Fixed Income Fund	$52	1.04%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$195,299,171
# of Portfolio Holdings	423
Portfolio Turnover Rate	131%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of Investments)

Table Summary
Value	Value
Short-Term Investments	3.6%
Purchased Options	0.0%Footnote Referencea
Asset-Backed Securities	0.1%
Municipal Bond	0.1%
Collateralized Loan Obligations	4.6%
U.S. Government Obligations	6.1%
Collateralized Mortgage Obligations	6.7%
Corporate Bonds & Notes	10.4%
Mortgage-Backed Securities	33.0%
Sovereign Bonds	35.4%
Footnote	Description
Footnote[a]	Less than 0.05%.

Credit Quality Allocation (% of net assets)Footnote Reference*

Table Summary
Value	Value
Cash & Short-Term Investments	4.8%
Not Rated	16.0%
CCC or Lower	1.3%
B	0.6%
BB	5.0%
BBB	7.5%
A	15.1%
AA	61.3%
AAA	12.0%
Footnote	Description
Footnote*	Security ratings disclosed with the exception for those labeled "not rated" is an aggregation of the highest security level rating amongst Standard & Poor's Ratings Service ("S&P"), Moody's Investors Services ("Moody's") and Fitch Ratings Service ("Fitch"), each a Nationally Recognized Statistical Ratings Organization ("NRSRO"). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used.

Additional Information

For additional information about the Fund, including its prospectus, statement of additional information, financial statements, holdings and proxy information, please scan the QR code or visit www.morganstanley.com/wealth-investmentsolutions/cgcm.

Householding

To reduce expense the Fund may mail only one copy of the prospectus, statement of additional information and each annual & semi-annual tailored shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at

1-800-869-3326. You will begin receiving copies thirty days after your request is received.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Semi-Annual Shareholder Report February 28, 2026

TIFUX-TSR-SAR

Morgan Stanley Pathway Funds - Municipal Bond Fund

TMUUX

Semi-Annual Shareholder Report February 28, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Pathway Funds - Municipal Bond Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at www.morganstanley.com/wealth-investmentsolutions/cgcm. You can also request this information by contacting us at 1-800-869-3326.

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Table Summary
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Municipal Bond Fund	$38	0.75%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$89,023,030
# of Portfolio Holdings	131
Portfolio Turnover Rate	9%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of Investments)

Table Summary
Value	Value
Short-Term Investments	10.7%
Warrant	0.0%Footnote Referencea
Collateralized Mortgage Obligation	0.2%
Municipal Bonds	89.1%
Footnote	Description
Footnote[a]	Less than 0.05%.

Credit Quality Allocation (% of net assets)Footnote Reference*

Table Summary
Value	Value
Cash & Short-Term Investments	10.6%
Not Rated	3.8%
BB	0.3%
BBB	1.6%
A	18.0%
AA	47.8%
AAA	17.0%
Footnote	Description
Footnote*	Security ratings disclosed with the exception for those labeled "not rated" is an aggregation of the highest security level rating amongst Standard & Poor's Ratings Service ("S&P"), Moody's Investors Services ("Moody's") and Fitch Ratings Service ("Fitch"), each a Nationally Recognized Statistical Ratings Organization ("NRSRO"). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used.

Additional Information

For additional information about the Fund, including its prospectus, statement of additional information, financial statements, holdings and proxy information, please scan the QR code or visit www.morganstanley.com/wealth-investmentsolutions/cgcm.

Householding

To reduce expense the Fund may mail only one copy of the prospectus, statement of additional information and each annual & semi-annual tailored shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at

1-800-869-3326. You will begin receiving copies thirty days after your request is received.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Semi-Annual Shareholder Report February 28, 2026

TMUUX-TSR-SAR

Morgan Stanley Pathway Funds - Inflation-Linked Fixed Income Fund

TILUX

Semi-Annual Shareholder Report February 28, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Pathway Funds - Inflation-Linked Fixed Income Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at www.morganstanley.com/wealth-investmentsolutions/cgcm. You can also request this information by contacting us at 1-800-869-3326.

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Table Summary
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Inflation-Linked Fixed Income Fund	$115	2.29%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$143,726,063
# of Portfolio Holdings	153
Portfolio Turnover Rate	38%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of Investments)

Table Summary
Value	Value
Short-Term Investments	1.3%
Corporate Bonds & Notes	0.1%
Collateralized Loan Obligations	3.3%
Sovereign Bonds	3.7%
Collateralized Mortgage Obligations	5.7%
Mortgage-Backed Securities	10.7%
U.S. Government Obligations	75.2%

Credit Quality Allocation (% of net assets)Footnote Reference*

Table Summary
Value	Value
Cash & Short-Term Investments	5.0%
Not Rated	5.2%
CCC or Lower	1.6%
B	0.0%Footnote Reference**
BB	0.2%
BBB	0.4%
A	2.6%
AA	123.7%
AAA	6.0%
Footnote	Description
Footnote*	Security ratings disclosed with the exception for those labeled "not rated" is an aggregation of the highest security level rating amongst Standard & Poor's Ratings Service ("S&P"), Moody's Investors Services ("Moody's") and Fitch Ratings Service ("Fitch"), each a Nationally Recognized Statistical Ratings Organization ("NRSRO"). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used.
Footnote**	Less than 0.05%.

Additional Information

For additional information about the Fund, including its prospectus, statement of additional information, financial statements, holdings and proxy information, please scan the QR code or visit www.morganstanley.com/wealth-investmentsolutions/cgcm.

Householding

To reduce expense the Fund may mail only one copy of the prospectus, statement of additional information and each annual & semi-annual tailored shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at

1-800-869-3326. You will begin receiving copies thirty days after your request is received.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Semi-Annual Shareholder Report February 28, 2026

TILUX-TSR-SAR

Morgan Stanley Pathway Funds - Ultra-Short Term Fixed Income Fund

TSDUX

Semi-Annual Shareholder Report February 28, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Pathway Funds - Ultra-Short Term Fixed Income Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at www.morganstanley.com/wealth-investmentsolutions/cgcm. You can also request this information by contacting us at 1-800-869-3326.

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Table Summary
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Ultra-Short Term Fixed Income Fund	$32	0.63%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$300,679,440
# of Portfolio Holdings	371
Portfolio Turnover Rate	50%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of Investments)

Table Summary
Value	Value
Short-Term Investments	3.1%
Sovereign Bonds	1.3%
Mortgage-Backed Securities	2.4%
U.S. Government Obligations	5.1%
Asset-Backed Securities	8.6%
Collateralized Loan Obligations	8.8%
Collateralized Mortgage Obligations	21.2%
Corporate Bonds & Notes	49.5%

Credit Quality Allocation (% of net assets)Footnote Reference*

Table Summary
Value	Value
Cash & Short-Term Investments	3.5%
Not Rated	16.9%
CCC or Lower	0.0%Footnote Reference**
B	0.1%
BB	0.4%
BBB	33.2%
A	20.5%
AA	10.4%
AAA	23.7%
Footnote	Description
Footnote*	Security ratings disclosed with the exception for those labeled "not rated" is an aggregation of the highest security level rating amongst Standard & Poor's Ratings Service ("S&P"), Moody's Investors Services ("Moody's") and Fitch Ratings Service ("Fitch"), each a Nationally Recognized Statistical Ratings Organization ("NRSRO"). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used.
Footnote**	Less than 0.05%.

Additional Information

For additional information about the Fund, including its prospectus, statement of additional information, financial statements, holdings and proxy information, please scan the QR code or visit www.morganstanley.com/wealth-investmentsolutions/cgcm.

Householding

To reduce expense the Fund may mail only one copy of the prospectus, statement of additional information and each annual & semi-annual tailored shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at

1-800-869-3326. You will begin receiving copies thirty days after your request is received.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Semi-Annual Shareholder Report February 28, 2026

TSDUX-TSR-SAR

Morgan Stanley Pathway Funds - Alternative Strategies Fund

TALTX

Semi-Annual Shareholder Report February 28, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Pathway Funds - Alternative Strategies Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at www.morganstanley.com/wealth-investmentsolutions/cgcm. You can also request this information by contacting us at 1-800-869-3326.

What were the Fund costs for the last six months?

(based on hypothetical $10,000 investment)

Table Summary
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Alternative Strategies Fund	$18	0.36%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$205,871,233
# of Portfolio Holdings	16
Portfolio Turnover Rate	4%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of Investments)

Table Summary
Value	Value
Open End Mutual Fund Securities	100.0%

Top Ten Holdings (% of Investments)Footnote Referencea

Table Summary
BlackRock Systematic Multi-Strategy Fund, Institutional Class	10.2%
PIMCO Mortgage Opportunities and Bond Fund, Class I2	9.9%
Abbey Capital Futures Strategy Fund, Class I	9.2%
John Hancock Diversified Macro Fund, Class I	8.3%
BlackRock Event Driven Equity Fund, Institutional Class	7.8%
BNY Mellon Global Real Return Fund, Class Y	7.1%
PIMCO Credit Opportunities Bond Fund, Institutional Class	6.8%
Neuberger Berman Long Short Fund, Institutional Class	6.8%
Touchstone Flexible Income Fund, Institutional Class	6.0%
Calamos Market Neutral Income Fund, Class I	5.9%
Total	78.0%
Footnote	Description
Footnote[a]	Excludes cash equivalents.

Additional Information

For additional information about the Fund, including its prospectus, statement of additional information, financial statements, holdings and proxy information, please scan the QR code or visit www.morganstanley.com/wealth-investmentsolutions/cgcm.

Householding

To reduce expense the Fund may mail only one copy of the prospectus, statement of additional information and each annual & semi-annual tailored shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at

1-800-869-3326. You will begin receiving copies thirty days after your request is received.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Semi-Annual Shareholder Report February 28, 2026

TALTX-TSR-SAR

Item 2. Code of Ethics.

Not Applicable. This item is only required in an annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not Applicable. This item is only required in an annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not Applicable. This item is only required in an annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not Applicable. This item is only required in an annual report on Form N-CSR.

Item 6. Investments.

(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 7 of this Form N-CSR.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Morgan Stanley

Pathway Funds

Semi-Annual Financial Statements and Additional Information

»	February 28, 2026

•	Morgan Stanley Pathway Large Cap Equity ETF (MSLC)

•	Morgan Stanley Pathway Small-Mid Cap Equity ETF (MSSM)

•	International Equity Fund (TIEUX)

•	Emerging Markets Equity Fund (TEMUX)

•	Core Fixed Income Fund (TIIUX)

•	High Yield Fund (THYUX)

•	International Fixed Income Fund (TIFUX)

•	Municipal Bond Fund (TMUUX)

•	Inflation-Linked Fixed Income Fund (TILUX)

•	Ultra-Short Term Fixed Income Fund (TSDUX)

•	Alternative Strategies Fund (TALTX)

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

ITEMS 8, 9 AND 11 OF FORM N-CSR ARE NOT APPLICABLE. FOR ITEM 10 OF FORM N-CSR, SEE ITEM 7.

Schedules of Investments

February 28, 2026 (unaudited)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value

COMMON STOCKS — 98.6%

COMMUNICATION SERVICES — 10.7%

Diversified Telecommunication Services — 0.9%
8,180	AST SpaceMobile Inc., Class A Shares*	$647,774
261,207	AT&T Inc.	7,316,408
269,992	Comcast Corp., Class A Shares	8,358,952
104	GCI Liberty Inc., Class A Shares*	4,133
1,107	GCI Liberty Inc., Class C Shares*	43,561
3,860	Iridium Communications Inc.	92,447
5,122	Liberty Global Ltd., Class A Shares*	65,254
5,313	Liberty Global Ltd., Class C Shares*	65,350
270,728	Verizon Communications Inc.	13,574,302

	Total Diversified Telecommunication Services	30,168,181

Entertainment — 1.9%
9,479	Electronic Arts Inc.	1,901,203
795	Liberty Media Corp.-Liberty Formula One, Class A Shares*	67,074
7,911	Liberty Media Corp.-Liberty Formula One, Class C Shares*	724,568
6,041	Live Nation Entertainment Inc.*	979,488
665	Madison Square Garden Sports Corp., Class A Shares*	220,554
376,589	Netflix Inc.*	36,242,925
23,371	ROBLOX Corp., Class A Shares*	1,604,653
4,833	Roku Inc., Class A Shares*	475,616
5,814	Spotify Technology SA*	2,993,861
6,872	Take-Two Interactive Software Inc.*	1,453,291
2,567	TKO Group Holdings Inc., Class A Shares	574,674
163,184	Walt Disney Co. (The)	17,304,031
88,363	Warner Bros Discovery Inc.*	2,489,186

	Total Entertainment	67,031,124

Interactive Media & Services — 7.5%
343,006	Alphabet Inc., Class A Shares	106,935,550
219,928	Alphabet Inc., Class C Shares	68,492,177
2,896	IAC Inc.*	110,975
8,847	Match Group Inc.	279,565
141,784	Meta Platforms Inc., Class A Shares	91,901,553
21,955	Pinterest Inc., Class A Shares*	376,089
4,617	Reddit Inc., Class A Shares*	673,205
5,832	Trump Media & Technology Group Corp.*	62,461
11,141	ZoomInfo Technologies Inc., Class A Shares*	69,186

	Total Interactive Media & Services	268,900,761

Media — 0.3%
3,243	Charter Communications Inc., Class A Shares*	760,905
5,680	DoubleVerify Holdings Inc.*	59,867
115,700	Fox Corp., Class A Shares	6,518,538
5,424	Fox Corp., Class B Shares	280,584
524	Liberty Broadband Corp., Class A Shares*	28,600
4,327	Liberty Broadband Corp., Class C Shares*	236,297
6,044	New York Times Co. (The), Class A Shares	482,251
14,000	News Corp., Class A Shares	340,060
4,899	News Corp., Class B Shares	131,195
1,102	Nexstar Media Group Inc., Class A Shares	276,624
1,731	NIQ Global Intelligence PLC*	23,074
12,249	Omnicom Group Inc.	1,044,717
7,377	Sirius XM Holdings Inc.	161,999
16,683	Trade Desk Inc. (The), Class A Shares*	397,389
5,362	Versant Media Group Inc.*	178,662

	Total Media	10,920,762

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value

COMMUNICATION SERVICES — 10.7% — (continued)

Wireless Telecommunication Services — 0.1%
3,674	Millicom International Cellular SA	$267,798
18,156	T-Mobile US Inc.	3,941,486

	Total Wireless Telecommunication Services	4,209,284

	TOTAL COMMUNICATION SERVICES	381,230,112

CONSUMER DISCRETIONARY — 10.0%

Automobile Components — 0.1%
8,880	Aptiv PLC*	653,035
8,164	BorgWarner Inc.	470,002
8,290	Gentex Corp.	193,986
1,991	Lear Corp.	261,319
17,633	QuantumScape Corp., Class A Shares*	122,020

	Total Automobile Components	1,700,362

Automobiles — 1.7%
147,539	Ford Motor Co.	2,078,825
123,964	General Motors Co.	9,757,207
3,886	Harley-Davidson Inc.	69,948
4,517	Lucid Group Inc., Class A Shares*(a)	45,170
29,968	Rivian Automotive Inc., Class A Shares*	459,409
116,502	Tesla Inc.*	46,893,220
1,917	Thor Industries Inc.	184,281

	Total Automobiles	59,488,060

Broadline Retail — 4.1%
686,284	Amazon.com Inc.*	144,119,640
48,629	Coupang Inc., Class A Shares*	927,841
100	Dillard’s Inc., Class A Shares	60,279
17,019	eBay Inc.	1,546,346
4,119	Etsy Inc.*	226,051
10,469	Macy’s Inc.	207,077
2,383	Ollie’s Bargain Outlet Holdings Inc.*	255,219

	Total Broadline Retail	147,342,453

Distributors — 0.0%@
5,282	Genuine Parts Co.	629,931
9,324	LKQ Corp.	308,718
1,355	Pool Corp.	307,829

	Total Distributors	1,246,478

Diversified Consumer Services — 0.0%@
18,562	ADT Inc.	148,867
2,034	Bright Horizons Family Solutions Inc.*	151,574
1,346	Duolingo Inc., Class A Shares*	135,946
1,014	Grand Canyon Education Inc.*	161,297
4,988	H&R Block Inc.	152,732
640	Liberty Live Holdings Inc., Class A Shares*	62,106
1,689	Liberty Live Holdings Inc., Class C Shares*	168,309
5,265	Service Corp. International	443,208

	Total Diversified Consumer Services	1,424,039

Hotels, Restaurants & Leisure — 1.9%
60,754	Airbnb Inc., Class A Shares*	8,208,473
9,547	Aramark	399,542
1,229	Booking Holdings Inc.	5,210,161
2,182	Boyd Gaming Corp.	181,608

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value

CONSUMER DISCRETIONARY — 10.0% — (continued)

Hotels, Restaurants & Leisure — 1.9% — (continued)
7,304	Caesars Entertainment Inc.*	$182,965
40,901	Carnival Corp.	1,290,427
3,628	Cava Group Inc.*	299,201
144,653	Chipotle Mexican Grill Inc., Class A Shares*	5,383,985
1,046	Choice Hotels International Inc.	110,196
2,408	Churchill Downs Inc.	221,368
34,699	Darden Restaurants Inc.	7,420,381
1,233	Domino’s Pizza Inc.	496,295
13,590	DoorDash Inc., Class A Shares*	2,398,227
18,136	DraftKings Inc., Class A Shares*	432,362
4,289	Dutch Bros Inc., Class A Shares*	229,933
4,435	Expedia Group Inc.	956,585
6,371	Flutter Entertainment PLC*	676,218
17,934	Hilton Worldwide Holdings Inc.	5,591,463
1,464	Hyatt Hotels Corp., Class A Shares	236,436
12,510	Las Vegas Sands Corp.	709,567
8,481	Marriott International Inc., Class A Shares	2,898,212
27,017	McDonald’s Corp.	9,214,418
8,632	MGM Resorts International*	318,176
17,165	Norwegian Cruise Line Holdings Ltd.*	425,520
5,004	Penn Entertainment Inc.*	78,263
3,015	Planet Fitness Inc., Class A Shares*	247,682
12,228	Restaurant Brands International Inc.	876,870
9,596	Royal Caribbean Cruises Ltd.	2,983,972
43,063	Starbucks Corp.	4,221,035
2,538	Texas Roadhouse Inc., Class A Shares	464,124
2,199	Travel + Leisure Co.	162,066
1,378	Vail Resorts Inc.	187,146
7,269	Viking Holdings Ltd.*	567,127
6,650	Wendy’s Co. (The)	50,939
1,061	Wingstop Inc.	275,340
2,642	Wyndham Hotels & Resorts Inc.	216,116
2,987	Wynn Resorts Ltd.	323,164
10,569	Yum! Brands Inc.	1,777,283

	Total Hotels, Restaurants & Leisure	65,922,846

Household Durables — 0.2%
9,955	DR Horton Inc.	1,596,683
6,093	Garmin Ltd.	1,540,493
8,316	Lennar Corp., Class A Shares	951,018
406	Lennar Corp., Class B Shares	43,332
1,986	Mohawk Industries Inc.*	248,786
13,920	Newell Brands Inc.	63,336
103	NVR Inc.*	774,332
7,387	PulteGroup Inc.	1,013,496
3,212	SharkNinja Inc.*	394,659
7,616	Somnigroup International Inc.	681,708
3,604	Toll Brothers Inc.	566,693
1,048	TopBuild Corp.*	469,818
1,876	Whirlpool Corp.(a)	128,375

	Total Household Durables	8,472,729

Leisure Products — 0.0%@
2,400	Brunswick Corp.	191,088
5,125	Hasbro Inc.	510,399

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value

CONSUMER DISCRETIONARY — 10.0% — (continued)

Leisure Products — 0.0%@ — (continued)
11,757	Mattel Inc.*	$199,281
3,374	YETI Holdings Inc.*	147,477

	Total Leisure Products	1,048,245

Specialty Retail — 1.8%
1,031	AutoNation Inc.*	201,210
628	AutoZone Inc.*	2,358,504
7,710	Bath & Body Works Inc.	175,480
7,233	Best Buy Co., Inc.	448,229
2,341	Burlington Stores Inc.*	718,383
5,429	CarMax Inc.*	234,370
5,084	Carvana Co., Class A Shares*	1,698,869
8,178	Chewy Inc., Class A Shares*	224,241
2,418	Dick’s Sporting Goods Inc.	492,377
2,076	Five Below Inc.*	464,048
4,032	Floor & Decor Holdings Inc., Class A Shares*	278,571
14,899	GameStop Corp., Class A Shares*	358,023
8,365	Gap Inc. (The)	234,555
37,630	Home Depot Inc., (The)	14,326,494
934	Lithia Motors Inc., Class A Shares	261,128
58,030	Lowe’s Cos., Inc.	15,352,997
681	Murphy USA Inc.	266,094
58,691	O’Reilly Automotive Inc.*	5,509,911
712	Penske Automotive Group Inc.	112,154
615	RH*	101,912
12,047	Ross Stores Inc.	2,477,345
92,138	TJX Cos., Inc. (The)	14,895,029
19,891	Tractor Supply Co.	1,031,149
1,696	Ulta Beauty Inc.*	1,161,404
5,135	Valvoline Inc.*	194,103
3,718	Wayfair Inc., Class A Shares*	283,795
4,499	Williams-Sonoma Inc.	925,219

	Total Specialty Retail	64,785,594

Textiles, Apparel & Luxury Goods — 0.2%
5,425	Amer Sports Inc.*	206,042
1,870	Birkenstock Holding PLC*	77,886
1,025	Columbia Sportswear Co.	63,488
2,006	Crocs Inc.*	181,964
5,582	Deckers Outdoor Corp.*	654,601
3,875	Lululemon Athletica Inc.*	717,534
43,853	NIKE Inc., Class B Shares	2,726,780
8,354	On Holding AG, Class A Shares*	388,294
2,042	PVH Corp.	140,081
1,439	Ralph Lauren Corp., Class A Shares	521,781
7,790	Tapestry Inc.	1,211,111
5,673	Under Armour Inc., Class A Shares*	42,094
7,178	Under Armour Inc., Class C Shares*	51,897
13,774	V.F. Corp.	267,491

	Total Textiles, Apparel & Luxury Goods	7,251,044

	TOTAL CONSUMER DISCRETIONARY	358,681,850

CONSUMER STAPLES — 4.3%

Beverages — 1.1%
309	Boston Beer Co., Inc. (The), Class A Shares*	70,075
1,581	Brown-Forman Corp., Class A Shares	46,418

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value

CONSUMER STAPLES — 4.3% — (continued)

Beverages — 1.1% — (continued)
6,307	Brown-Forman Corp., Class B Shares	$182,020
6,329	Celsius Holdings Inc.*	339,298
146,977	Coca-Cola Co. (The)	11,987,444
2,120	Coca-Cola Consolidated Inc.	429,088
5,355	Constellation Brands Inc., Class A Shares	845,340
48,952	Keurig Dr Pepper Inc.	1,482,267
6,164	Molson Coors Beverage Co., Class B Shares	301,974
59,783	Monster Beverage Corp.*	5,099,490
104,151	PepsiCo Inc.	17,678,591
9,181	Primo Brands Corp., Class A Shares	208,225

	Total Beverages	38,670,230

Consumer Staples Distribution & Retail — 1.4%
14,857	Albertsons Cos., Inc., Class A Shares	265,940
4,919	BJ’s Wholesale Club Holdings Inc.*	485,948
1,393	Casey’s General Stores Inc.	955,027
19,588	Costco Wholesale Corp.	19,799,354
8,324	Dollar General Corp.	1,300,542
7,368	Dollar Tree Inc.*	931,905
22,930	Kroger Co. (The)	1,564,743
6,192	Maplebear Inc.*	232,262
5,725	Performance Food Group Co.*	555,668
3,841	Sprouts Farmers Market Inc.*	283,735
17,972	Sysco Corp.	1,638,328
17,129	Target Corp.	1,949,109
8,595	US Foods Holding Corp.*	830,363
164,432	Walmart Inc.	21,039,074

	Total Consumer Staples Distribution & Retail	51,831,998

Food Products — 0.5%
18,119	Archer-Daniels-Midland Co.	1,250,936
5,149	Bunge Global SA	621,227
6,999	Campbell’s Co. (The)	188,623
18,408	Conagra Brands Inc.	354,354
5,914	Darling Ingredients Inc.*	314,388
6,582	Flowers Foods Inc.	65,030
1,731	Freshpet Inc.*	146,183
19,911	General Mills Inc.	900,575
5,465	Hershey Co. (The)	1,291,270
11,311	Hormel Foods Corp.	289,562
2,412	Ingredion Inc.	283,313
3,924	J.M. Smucker Co. (The)	454,988
32,472	Kraft Heinz Co. (The)	799,136
5,238	Lamb Weston Holdings Inc.	252,419
9,480	McCormick & Co., Inc., Class VTG Shares	673,459
160,582	Mondelez International Inc., Class A Shares	9,888,640
1,496	Pilgrim’s Pride Corp.	64,567
1,884	Post Holdings Inc.*	200,269
8	Seaboard Corp.	41,062
1,940	Smithfield Foods Inc.	48,267
10,726	Tyson Foods Inc., Class A Shares	697,083

	Total Food Products	18,825,351

Household Products — 0.8%
8,979	Church & Dwight Co., Inc.	941,538
4,626	Clorox Co. (The)	588,242

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value

CONSUMER STAPLES — 4.3% — (continued)

Household Products — 0.8% — (continued)
30,464	Colgate-Palmolive Co.	$3,020,201
12,596	Kimberly-Clark Corp.	1,403,698
129,072	Procter & Gamble Co. (The)	21,580,839
1,594	Reynolds Consumer Products Inc.	39,547

	Total Household Products	27,574,065

Personal Care Products — 0.1%
4,497	BellRing Brands Inc.*	82,700
14,270	Coty Inc., Class A Shares*	35,818
1,988	elf Beauty Inc.*	182,995
9,182	Estee Lauder Cos., Inc. (The), Class A Shares	1,005,154
71,194	Kenvue Inc.	1,361,229

	Total Personal Care Products	2,667,896

Tobacco — 0.4%
63,873	Altria Group Inc.	4,409,792
58,884	Philip Morris International Inc.	11,001,297

	Total Tobacco	15,411,089

	TOTAL CONSUMER STAPLES	154,980,629

ENERGY — 3.5%

Energy Equipment & Services — 0.5%
37,286	Baker Hughes Co., Class A Shares	2,433,284
32,072	Halliburton Co.	1,154,592
14,547	NOV Inc.	294,722
213,667	SLB Ltd.	10,969,664
15,063	TechnipFMC PLC	998,828
2,560	Weatherford International PLC	269,978

	Total Energy Equipment & Services	16,121,068

Oil, Gas & Consumable Fuels — 3.0%
12,240	Antero Midstream Corp.	275,155
11,157	Antero Resources Corp.*	410,689
13,386	APA Corp.	406,533
8,006	Cheniere Energy Inc.	1,887,254
70,807	Chevron Corp.	13,223,915
2,273	Chord Energy Corp.	246,325
115,599	ConocoPhillips	13,115,863
28,315	Coterra Energy Inc.	866,156
23,342	Devon Energy Corp.	1,016,077
7,089	Diamondback Energy Inc.	1,234,053
3,761	DT Midstream Inc.	522,177
64,915	EOG Resources Inc.	8,054,653
23,646	EQT Corp.	1,452,337
44,321	Expand Energy Corp.	4,783,122
255,259	Exxon Mobil Corp.	38,926,998
5,808	HF Sinclair Corp.	290,458
73,088	Kinder Morgan Inc.	2,431,638
11,525	Marathon Petroleum Corp.	2,284,370
4,386	Matador Resources Co.	225,440
26,731	Occidental Petroleum Corp.	1,418,882
23,534	ONEOK Inc.	1,947,909
10,848	Ovintiv Inc.	548,800
26,433	Permian Resources Corp., Class A Shares	483,460
15,269	Phillips 66	2,356,465
9,057	Range Resources Corp.	373,873

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value

ENERGY — 3.5% — (continued)

Oil, Gas & Consumable Fuels — 3.0% — (continued)
8,021	Targa Resources Corp.	$1,891,352
2,176	Texas Pacific Land Corp.	1,140,855
11,450	Valero Energy Corp.	2,343,128
6,136	Viper Energy Inc., Class A Shares	285,570
46,104	Williams Cos., Inc. (The)	3,444,891

	Total Oil, Gas & Consumable Fuels	107,888,398

	TOTAL ENERGY	124,009,466

FINANCIALS — 14.3%

Banks — 3.7%
474,465	Bank of America Corp.	23,642,591
3,644	Bank OZK	169,665
792	BOK Financial Corp.	99,570
67,073	Citigroup Inc.	7,390,774
16,144	Citizens Financial Group Inc.	971,707
11,408	Columbia Banking System Inc.	324,558
5,140	Commerce Bancshares Inc.	262,089
2,279	Cullen/Frost Bankers Inc.	315,003
5,236	East West Bancorp Inc.	573,080
33,981	Fifth Third Bancorp	1,681,040
353	First Citizens BancShares Inc., Class A Shares	670,047
4,299	First Hawaiian Inc.	106,443
18,612	First Horizon Corp.	442,780
12,979	FNB Corp.	220,513
75,388	Huntington Bancshares Inc.	1,266,518
178,560	JPMorgan Chase & Co.	53,621,568
35,506	KeyCorp	736,394
5,919	M&T Bank Corp.	1,284,305
125,720	NU Holdings Ltd., Class A Shares*	1,883,286
5,569	Pinnacle Financial Partners Inc.	505,442
14,934	PNC Financial Services Group Inc. (The)	3,171,235
2,519	Popular Inc.	340,972
3,586	Prosperity Bancshares Inc.	252,347
33,298	Regions Financial Corp.	926,683
3,820	SouthState Bank Corp.	376,919
1,501	TFS Financial Corp.	21,044
95,019	Truist Financial Corp.	4,685,387
59,028	US Bancorp	3,226,471
6,280	Webster Financial Corp.	452,976
256,740	Wells Fargo & Co.	20,911,473
4,000	Western Alliance Bancorp	321,280
2,446	Wintrust Financial Corp.	352,371
5,113	Zions Bancorp NA	292,873

	Total Banks	131,499,404

Capital Markets — 4.3%
1,040	Affiliated Managers Group Inc.	318,427
3,512	Ameriprise Financial Inc.	1,651,062
7,176	Ares Management Corp., Class A Shares	803,784
26,283	Bank of New York Mellon Corp. (The)	3,130,305
15,863	Blackrock Inc.	16,866,018
28,080	Blackstone Inc.	3,183,430
23,671	Blue Owl Capital Inc., Class A Shares(a)	249,729
35,020	Brookfield Asset Management Ltd., Class A Shares	1,637,185
547,899	Brookfield Corp.	24,019,892
1,229	Bullish*	38,578

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value

FINANCIALS — 14.3% — (continued)

Capital Markets — 4.3% — (continued)
9,785	Carlyle Group Inc. (The)	$508,722
4,003	Cboe Global Markets Inc.	1,199,779
94,050	Charles Schwab Corp. (The)	8,953,560
13,618	CME Group Inc., Class A Shares	4,350,951
8,404	Coinbase Global Inc., Class A Shares*	1,477,843
1,340	Evercore Inc., Class A Shares	413,846
1,362	FactSet Research Systems Inc.	295,295
11,198	Franklin Resources Inc.	297,195
632	Freedom Holding Corp./NV*	75,948
21,671	Goldman Sachs Group Inc. (The)	18,627,742
1,597	Hamilton Lane Inc., Class A Shares	167,589
2,079	Houlihan Lokey Inc., Class A Shares	340,478
16,285	Interactive Brokers Group Inc., Class A Shares	1,159,329
74,241	Intercontinental Exchange Inc.	12,185,175
14,132	Invesco Ltd.	371,106
4,721	Janus Henderson Group PLC	245,964
5,846	Jefferies Financial Group Inc.	259,562
93,119	KKR & Co., Inc., Class Miscella Shares	8,164,674
4,154	Lazard Inc., Class A Shares	210,192
2,979	LPL Financial Holdings Inc.	894,832
1,358	MarketAxess Holdings Inc.	260,736
13,136	Moody’s Corp.	6,273,622
43,528	Morgan Stanley(b)	7,247,847
930	Morningstar Inc.	170,320
2,763	MSCI Inc., Class A Shares	1,579,966
17,076	Nasdaq Inc.	1,495,516
7,048	Northern Trust Corp.	1,008,498
6,677	Raymond James Financial Inc.	1,022,115
28,028	Robinhood Markets Inc., Class A Shares*	2,125,924
31,943	S&P Global Inc.	14,114,973
3,808	SEI Investments Co.	309,667
37,983	State Street Corp.	4,885,374
5,508	Stifel Financial Corp.	407,868
7,999	T. Rowe Price Group Inc.	756,945
4,809	TPG Inc., Class A Shares	208,807
4,321	Tradeweb Markets Inc., Class A Shares	532,585
2,820	Virtu Financial Inc., Class A Shares	116,776
16,067	XP Inc., Class A Shares	345,923

	Total Capital Markets	154,961,654

Consumer Finance — 0.6%
10,034	Ally Financial Inc.	395,741
39,737	American Express Co.	12,274,759
23,757	Capital One Financial Corp.	4,647,820
232	Credit Acceptance Corp.*	109,778
1,291	Figure Technology Solutions Inc., Class A Shares*(a)	32,636
4,355	OneMain Holdings Inc., Class A Shares	239,612
7,454	SLM Corp.	139,688
46,286	SoFi Technologies Inc.*	822,039
14,032	Synchrony Financial	969,752

	Total Consumer Finance	19,631,825

Financial Services — 3.7%
10,400	Affirm Holdings Inc., Class A Shares*	488,592
15,675	Apollo Global Management Inc.	1,639,605
90,292	Berkshire Hathaway Inc., Class B Shares*	45,592,945

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value

FINANCIALS — 14.3% — (continued)

Financial Services — 3.7% — (continued)
20,429	Block Inc., Class A Shares*	$1,301,327
2,585	Corpay Inc.*	840,384
9,252	Equitable Holdings Inc.	372,115
1,549	Euronet Worldwide Inc.*	107,733
19,874	Fidelity National Information Services Inc.	1,012,779
20,480	Fiserv Inc.*	1,275,699
9,134	Global Payments Inc.	698,386
2,738	Jack Henry & Associates Inc.	444,815
61,425	MasterCard Inc., Class A Shares	31,769,624
9,252	MGIC Investment Corp.	245,456
35,773	PayPal Holdings Inc.	1,653,070
36,196	Rocket Cos., Inc., Class A Shares	658,405
2,509	Shift4 Payments Inc., Class A Shares*(a)	110,572
17,988	Toast Inc., Class A Shares*	491,252
6,999	UWM Holdings Corp.	30,866
138,108	Visa Inc., Class A Shares	44,213,895
3,608	Voya Financial Inc.	241,303
6,395	Western Union Co. (The)	61,584
1,283	WEX Inc.*	191,411

	Total Financial Services	133,441,818

Insurance — 2.0%
18,140	Aflac Inc.	2,048,550
9,931	Allstate Corp. (The)	2,130,398
2,542	American Financial Group Inc.	338,035
20,871	American International Group Inc.	1,679,907
7,947	Aon PLC, Class A Shares	2,665,980
13,519	Arch Capital Group Ltd.*	1,353,928
19,988	Arthur J. Gallagher & Co.	4,561,262
1,980	Assurant Inc.	454,588
1,699	Assured Guaranty Ltd.	146,471
2,705	Axis Capital Holdings Ltd.	285,973
2,242	Brighthouse Financial Inc.*	134,475
11,079	Brown & Brown Inc.	795,694
13,814	Chubb Ltd.	4,708,640
5,799	Cincinnati Financial Corp.	950,920
929	CNA Financial Corp.	44,611
1,581	Everest Group Ltd.	530,410
9,612	Fidelity National Financial Inc.	508,283
3,656	First American Financial Corp.	256,322
2,997	Globe Life Inc.	435,344
1,401	Hanover Insurance Group Inc. (The)	253,063
80,137	Hartford Insurance Group Inc. (The)	11,285,694
2,288	Kemper Corp.	73,948
874	Kinsale Capital Group Inc.	340,572
4,059	Lincoln National Corp.	139,224
6,353	Loews Corp.	698,957
467	Markel Group Inc.*	967,843
38,364	Marsh & McLennan Cos., Inc.	7,164,093
21,043	MetLife Inc.	1,516,569
8,708	Old Republic International Corp.	373,312
1,226	Primerica Inc.	310,987
8,268	Principal Financial Group Inc.	788,933
22,147	Progressive Corp. (The)	4,731,928
38,459	Prudential Financial Inc.	3,783,596
2,464	Reinsurance Group of America Inc., Class A Shares	531,559

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value

FINANCIALS — 14.3% — (continued)

Insurance — 2.0% — (continued)
1,835	RenaissanceRe Holdings Ltd.	$555,014
3,004	RLI Corp.	187,209
3,867	Ryan Specialty Holdings Inc., Class A Shares	152,166
36,499	Travelers Cos., Inc. (The)	11,265,051
6,319	Unum Group	453,262
91	White Mountains Insurance Group Ltd.	202,066
3,637	Willis Towers Watson PLC	1,109,903
10,996	WR Berkley Corp.	788,413

	Total Insurance	71,703,153

Mortgage Real Estate Investment Trusts (REITs) — 0.0%@
39,808	AGNC Investment Corp.	446,248
25,404	Annaly Capital Management Inc.	590,389
20,681	Rithm Capital Corp.	207,844
12,572	Starwood Property Trust Inc.	223,907

	Total Mortgage Real Estate Investment Trusts (REITs)	1,468,388

	TOTAL FINANCIALS	512,706,242

HEALTH CARE — 9.9%

Biotechnology — 2.1%
93,959	AbbVie Inc.	21,806,005
4,782	Alnylam Pharmaceuticals Inc.*	1,592,023
35,458	Amgen Inc.	13,763,377
4,310	Apellis Pharmaceuticals Inc.*	90,338
5,475	Biogen Inc.*	1,050,215
7,175	BioMarin Pharmaceutical Inc.*	442,913
814	Caris Life Sciences Inc.*	16,394
6,924	Exact Sciences Corp.*	715,803
10,184	Exelixis Inc.*	448,707
116,879	Gilead Sciences Inc.	17,409,127
4,382	Halozyme Therapeutics Inc.*	304,680
6,025	Incyte Corp.*	610,152
7,941	Insmed Inc.*	1,185,830
5,998	Ionis Pharmaceuticals Inc.*	486,738
13,467	Moderna Inc.*	721,427
4,862	Natera Inc.*	1,011,491
3,820	Neurocrine Biosciences Inc.*	505,195
3,823	Regeneron Pharmaceuticals Inc.	2,988,324
6,497	Revolution Medicines Inc.*	662,824
18,681	Roivant Sciences Ltd.*	540,628
3,228	Sarepta Therapeutics Inc.*	54,101
4,253	Summit Therapeutics Inc.*	70,557
2,939	Ultragenyx Pharmaceutical Inc.*	68,743
1,615	United Therapeutics Corp.*	813,799
19,393	Vertex Pharmaceuticals Inc.*	9,635,024
3,987	Viking Therapeutics Inc.*	134,920

	Total Biotechnology	77,129,335

Health Care Equipment & Supplies — 2.3%
159,824	Abbott Laboratories	18,595,522
2,678	Align Technology Inc.*	509,088
19,303	Baxter International Inc.	393,202
37,882	Becton Dickinson & Co.	6,685,415
156,033	Boston Scientific Corp.*	11,991,136
7,533	Cooper Cos Inc. (The)*	630,286
7,759	DENTSPLY SIRONA Inc.	113,902

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value

HEALTH CARE — 9.9% — (continued)

Health Care Equipment & Supplies — 2.3% — (continued)
14,648	DexCom Inc.*	$1,075,603
21,820	Edwards Lifesciences Corp.*	1,886,775
6,110	Envista Holdings Corp.*	178,473
17,304	GE HealthCare Technologies Inc.	1,458,208
4,195	Globus Medical Inc., Class A Shares*	400,455
8,429	Hologic Inc.*	635,209
5,294	IDEXX Laboratories Inc.*	3,476,729
1,041	Inspire Medical Systems Inc.*	67,155
2,614	Insulet Corp.*	644,639
28,095	Intuitive Surgical Inc.*	14,146,114
1,738	Masimo Corp.*	304,758
48,467	Medtronic PLC	4,733,287
1,405	Penumbra Inc.*	483,868
5,521	ResMed Inc.	1,414,812
5,682	Solventum Corp.*	421,604
3,677	STERIS PLC	927,891
22,618	Stryker Corp.	8,763,570
1,609	Teleflex Inc.	196,395
7,486	Zimmer Biomet Holdings Inc.	736,922

	Total Health Care Equipment & Supplies	80,871,018

Health Care Providers & Services — 1.5%
3,355	Acadia Healthcare Co., Inc.*	78,641
8,984	Cardinal Health Inc.	2,059,402
28,410	Cencora Inc.	10,572,498
18,207	Centene Corp.*	817,130
538	Chemed Corp.	220,585
9,984	Cigna Group (The)	2,893,563
47,172	CVS Health Corp.	3,769,043
1,368	DaVita Inc.*	213,818
8,406	Elevance Health Inc.	2,689,920
3,790	Encompass Health Corp.	408,865
6,254	HCA Healthcare Inc.	3,312,744
4,390	Henry Schein Inc.*	361,692
4,533	Humana Inc.	863,718
3,136	Labcorp Holdings Inc.	906,680
4,750	McKesson Corp.	4,690,008
2,004	Molina Healthcare Inc.*	308,716
4,159	Quest Diagnostics Inc.	881,334
3,421	Tenet Healthcare Corp.*	818,953
56,688	UnitedHealth Group Inc.	16,624,890
2,069	Universal Health Services Inc., Class B Shares	426,421

	Total Health Care Providers & Services	52,918,621

Health Care Technology — 0.1%
4,732	Certara Inc.*	33,503
5,291	Doximity Inc., Class A Shares*	129,788
17,403	Veeva Systems Inc., Class A Shares*	3,167,520

	Total Health Care Technology	3,330,811

Life Sciences Tools & Services — 1.3%
10,772	Agilent Technologies Inc.	1,307,505
24,429	Avantor Inc.*	221,082
745	Bio-Rad Laboratories Inc., Class A Shares*	207,438
5,825	Bio-Techne Corp.	343,675
3,694	Bruker Corp.	148,166

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value

HEALTH CARE — 9.9% — (continued)

Life Sciences Tools & Services — 1.3% — (continued)
1,812	Charles River Laboratories International Inc.*	$323,424
80,736	Danaher Corp.	17,006,231
5,707	Illumina Inc.*	767,363
6,370	IQVIA Holdings Inc.*	1,139,020
886	Medpace Holdings Inc.*	400,259
782	Mettler-Toledo International Inc.*	1,068,752
7,651	QIAGEN NV	381,020
2,038	Repligen Corp.*	262,352
4,400	Revvity Inc.	432,564
7,473	Sotera Health Co.*	121,436
3,570	Tempus AI Inc., Class A Shares*	190,103
34,854	Thermo Fisher Scientific Inc.	18,162,768
7,386	Waters Corp.*	2,358,941
2,663	West Pharmaceutical Services Inc.	677,307

	Total Life Sciences Tools & Services	45,519,406

Pharmaceuticals — 2.6%
77,028	Bristol-Myers Squibb Co.	4,804,236
3,361	Corcept Therapeutics Inc.*	119,988
18,591	Elanco Animal Health Inc.*	490,802
30,278	Eli Lilly & Co.	31,852,153
2,165	Jazz Pharmaceuticals PLC*	411,393
90,950	Johnson & Johnson	22,594,708
183,798	Merck & Co., Inc.	22,757,868
8,895	Organon & Co.	64,845
4,681	Perrigo Co. PLC	61,883
214,710	Pfizer Inc.	5,936,732
41,870	Roche Holding AG, ADR(a)	2,493,358
14,532	Royalty Pharma PLC, Class A Shares	671,524
43,270	Viatris Inc.	646,021
16,785	Zoetis Inc., Class A Shares	2,200,514

	Total Pharmaceuticals	95,106,025

	TOTAL HEALTH CARE	354,875,216

INDUSTRIALS — 11.0%

Aerospace & Defense — 3.4%
56,763	Airbus SE, ADR	3,074,852
5,086	ATI Inc.*	832,019
2,821	Axon Enterprise Inc.*	1,530,110
60,434	Boeing Co. (The)*	13,750,548
3,492	BWX Technologies Inc.	719,282
1,794	Carpenter Technology Corp.	714,138
1,408	Curtiss-Wright Corp.	986,065
3,863	FTAI Aviation Ltd.	1,181,305
9,531	General Dynamics Corp.	3,403,043
50,025	General Electric Co.	17,121,556
1,584	HEICO Corp.	506,025
15,896	HEICO Corp., Class A Shares	3,816,788
2,991	Hexcel Corp.	277,236
15,132	Howmet Aerospace Inc.	3,972,604
1,472	Huntington Ingalls Industries Inc.	654,333
1,890	Karman Holdings Inc.*	166,528
7,088	L3Harris Technologies Inc.	2,583,859
2,704	Leonardo DRS Inc.	117,327
1,515	Loar Holdings Inc.*	107,247

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value

INDUSTRIALS — 11.0% — (continued)

Aerospace & Defense — 3.4% — (continued)
7,795	Lockheed Martin Corp.	$5,129,734
5,125	Northrop Grumman Corp.	3,712,447
15,469	Rocket Lab Corp.*	1,068,908
142,715	RTX Corp.	28,916,913
7,247	StandardAero Inc.*	223,208
69,555	Textron Inc.	6,861,601
14,396	TransDigm Group Inc.	18,754,965
2,296	Woodward Inc.	888,001

	Total Aerospace & Defense	121,070,642

Air Freight & Logistics — 0.2%
4,450	CH Robinson Worldwide Inc.	824,363
5,108	Expeditors International of Washington Inc.	740,813
8,119	FedEx Corp.	3,142,053
4,137	GXO Logistics Inc.*	259,928
27,740	United Parcel Service Inc., Class B Shares	3,216,730

	Total Air Freight & Logistics	8,183,887

Building Products — 0.7%
2,593	AAON Inc.	262,412
2,740	Advanced Drainage Systems Inc.	469,472
3,315	Allegion PLC	534,212
4,397	AO Smith Corp.	342,966
1,581	Armstrong World Industries Inc.	274,304
4,066	Builders FirstSource Inc.*	424,043
1,604	Carlisle Cos., Inc.	633,211
122,828	Carrier Global Corp.	7,910,123
4,748	Fortune Brands Innovations Inc.	258,006
7,216	Hayward Holdings Inc.*	115,456
24,951	Johnson Controls International PLC	3,600,429
1,210	Lennox International Inc.	689,627
7,758	Masco Corp.	555,628
36,973	Owens Corning	4,513,294
1,529	Simpson Manufacturing Co., Inc.	295,969
8,403	Trane Technologies PLC	3,884,875
4,312	Trex Co., Inc.*	178,603

	Total Building Products	24,942,630

Commercial Services & Supplies — 0.4%
13,044	Cintas Corp.	2,623,540
1,942	Clean Harbors Inc.*	569,394
44,360	Copart Inc.*	1,689,672
1,363	MSA Safety Inc.	266,344
6,961	RB Global Inc.	702,783
7,642	Republic Services Inc., Class A Shares	1,750,018
10,428	Rollins Inc.	634,961
10,062	Tetra Tech Inc.	360,622
8,993	Veralto Corp.	876,188
13,982	Waste Management Inc.	3,367,425

	Total Commercial Services & Supplies	12,840,947

Construction & Engineering — 0.5%
4,969	AECOM	486,863
13,966	API Group Corp.*	620,928
1,306	Comfort Systems USA Inc.	1,866,757
1,684	EMCOR Group Inc.	1,220,260
1,961	Everus Construction Group Inc.*	237,026

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value

INDUSTRIALS — 11.0% — (continued)

Construction & Engineering — 0.5% — (continued)
2,344	MasTec Inc.*	$698,559
21,682	Quanta Services Inc.	12,208,701
733	Valmont Industries Inc.	337,129
6,243	WillScot Holdings Corp.	134,911

	Total Construction & Engineering	17,811,134

Electrical Equipment — 1.4%
1,135	Acuity Inc.	342,305
8,676	AMETEK Inc.	2,075,473
29,294	Eaton Corp. PLC	11,012,200
21,301	Emerson Electric Co.	3,211,126
17,096	GE Vernova Inc.	14,935,066
2,198	Generac Holdings Inc.*	495,363
1,998	Hubbell Inc., Class B Shares	1,022,237
5,969	nVent Electric PLC	706,491
2,525	Regal Rexnord Corp.	557,974
25,393	Rockwell Automation Inc.	10,346,378
5,484	Sensata Technologies Holding PLC	204,772
14,397	Vertiv Holdings Co., Class A Shares	3,669,651

	Total Electrical Equipment	48,579,036

Ground Transportation — 1.0%
546	Avis Budget Group Inc.*(a)	53,186
286,762	CSX Corp.	12,241,870
2,932	JB Hunt Transport Services Inc.	684,358
5,943	Knight-Swift Transportation Holdings Inc., Class A Shares	373,934
1,229	Landstar System Inc.	200,266
14,825	Lyft Inc., Class A Shares*	205,178
8,564	Norfolk Southern Corp.	2,695,433
6,974	Old Dominion Freight Line Inc.	1,416,071
1,439	Ryder System Inc.	318,825
1,002	Saia Inc.*	406,201
1,934	Schneider National Inc., Class B Shares	54,887
117,760	Uber Technologies Inc.*	8,881,459
219	U-Haul Holding Co.*	11,094
3,719	U-Haul Holding Co.-Non Voting	175,388
22,603	Union Pacific Corp.	5,989,343
4,388	XPO Inc.*	923,542

	Total Ground Transportation	34,631,035

Industrial Conglomerates — 0.3%
20,154	3M Co.	3,331,859
24,035	Honeywell International Inc.	5,854,686

	Total Industrial Conglomerates	9,186,545

Machinery — 2.0%
2,303	AGCO Corp.	314,360
3,034	Allison Transmission Holdings Inc.	380,160
17,500	Caterpillar Inc.	12,999,525
33,171	CNH Industrial NV	408,003
1,900	Crane Co.	381,007
5,201	Cummins Inc.	3,036,708
9,234	Deere & Co.	5,814,742
4,399	Donaldson Co., Inc.	408,051
5,081	Dover Corp.	1,145,766
2,059	Esab Corp.	259,784

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value

INDUSTRIALS — 11.0% — (continued)

Machinery — 2.0% — (continued)
4,792	Flowserve Corp.	$424,188
12,535	Fortive Corp.	742,072
9,842	Gates Industrial Corp. PLC*	271,344
6,242	Graco Inc.	586,249
2,838	IDEX Corp.	594,476
10,951	Illinois Tool Works Inc.	3,182,689
14,971	Ingersoll Rand Inc.	1,409,370
3,145	ITT Inc.	636,579
2,035	Lincoln Electric Holdings Inc.	584,147
1,852	Middleby Corp. (The)*	312,729
4,082	Mueller Industries Inc.	481,513
2,051	Nordson Corp.	601,845
2,343	Oshkosh Corp.	398,357
89,352	Otis Worldwide Corp.	8,270,421
19,370	PACCAR Inc.	2,442,363
21,136	Parker-Hannifin Corp.	21,330,029
6,139	Pentair PLC	608,927
1,174	RBC Bearings Inc.*	676,130
1,961	Snap-on Inc.	755,416
5,879	Stanley Black & Decker Inc.	508,475
2,356	Timken Co. (The)	255,343
3,794	Toro Co. (The)	375,075
6,407	Westinghouse Air Brake Technologies Corp.	1,691,128
9,097	Xylem Inc.	1,178,607

	Total Machinery	73,465,578

Marine Transportation — 0.0%@
2,033	Kirby Corp.*	263,883

Passenger Airlines — 0.3%
4,475	Alaska Air Group Inc.*	230,910
23,742	American Airlines Group Inc.*	310,308
143,859	Delta Air Lines Inc.	9,451,536
18,281	Southwest Airlines Co.	900,522
12,307	United Airlines Holdings Inc.*	1,308,234

	Total Passenger Airlines	12,201,510

Professional Services — 0.4%
6,065	Amentum Holdings Inc.*	181,162
15,315	Automatic Data Processing Inc.	3,282,923
4,498	Booz Allen Hamilton Holding Corp., Class A Shares	354,577
4,378	Broadridge Financial Solutions Inc.	813,739
813	CACI International Inc., Class A Shares*	496,068
12,941	Clarivate PLC*	29,764
1,844	Concentrix Corp.	60,483
4,647	Equifax Inc.	971,037
5,659	ExlService Holdings Inc.*	176,844
1,256	FTI Consulting Inc.*	206,512
6,058	Genpact Ltd.	240,624
4,557	Jacobs Solutions Inc.	628,228
4,700	KBR Inc.	198,481
4,827	Leidos Holdings Inc.	845,208
1,598	ManpowerGroup Inc.	44,696
1,987	Parsons Corp.*	131,142
12,229	Paychex Inc.	1,145,246
2,009	Paycom Software Inc.	252,793

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value

INDUSTRIALS — 11.0% — (continued)

Professional Services — 0.4% — (continued)
1,676	Paylocity Holding Corp.*	$178,477
3,512	Robert Half Inc.	85,763
1,713	Science Applications International Corp.	158,041
7,884	SS&C Technologies Holdings Inc.	593,586
7,487	TransUnion	588,104
5,256	Verisk Analytics Inc., Class A Shares	1,090,988

	Total Professional Services	12,754,486

Trading Companies & Distributors — 0.4%
3,876	Air Lease Corp., Class A Shares	251,320
1,448	Applied Industrial Technologies Inc.	409,176
7,366	Core & Main Inc., Class A Shares*	398,943
43,251	Fastenal Co.	1,991,276
7,240	Ferguson Enterprises Inc.	1,887,902
1,600	MSC Industrial Direct Co., Inc., Class A Shares	150,144
23,036	QXO Inc.*	551,712
1,601	SiteOne Landscape Supply Inc.*	228,767
2,403	United Rentals Inc.	2,018,520
1,306	Watsco Inc.	545,033
1,825	WESCO International Inc.	528,337
6,327	WW Grainger Inc.	7,242,707

	Total Trading Companies & Distributors	16,203,837

	TOTAL INDUSTRIALS	392,135,150

INFORMATION TECHNOLOGY — 27.7%

Communications Equipment — 1.3%
65,425	Arista Networks Inc.*	8,734,237
5,338	Ciena Corp.*	1,861,361
302,548	Cisco Systems Inc.	24,040,464
2,153	F5 Inc.*	584,238
2,673	Lumentum Holdings Inc.*	1,873,532
21,876	Motorola Solutions Inc.	10,549,920
142	Ubiquiti Inc.	108,913

	Total Communications Equipment	47,752,665

Electronic Equipment, Instruments & Components — 0.7%
75,393	Amphenol Corp., Class A Shares	11,011,902
1,995	Arrow Electronics Inc.*	303,559
3,107	Avnet Inc.	204,565
5,052	CDW Corp.	619,577
6,496	Cognex Corp.	353,382
5,892	Coherent Corp.*	1,525,616
29,507	Corning Inc.	4,437,263
1,921	Crane NXT Co.	92,765
14,000	Flex Ltd.*	882,280
898	Ingram Micro Holding Corp.	18,580
1,005	IPG Photonics Corp.*	132,228
3,975	Jabil Inc.	1,053,335
6,504	Keysight Technologies Inc.*	1,998,874
944	Littelfuse Inc.	332,722
4,178	Ralliant Corp.	191,728
2,819	TD SYNNEX Corp.	442,047
1,765	Teledyne Technologies Inc.*	1,202,142
5,348	Vontier Corp.	218,840
1,929	Zebra Technologies Corp., Class A Shares*	432,019

	Total Electronic Equipment, Instruments & Components	25,453,424

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value

INFORMATION TECHNOLOGY — 27.7% — (continued)

IT Services — 0.7%
23,659	Accenture PLC, Class A Shares	$4,938,107
5,362	Akamai Technologies Inc.*	527,567
4,062	Amdocs Ltd.	283,528
11,786	Cloudflare Inc., Class A Shares*	2,029,431
18,145	Cognizant Technology Solutions Corp., Class A Shares	1,169,082
6,133	DXC Technology Co.*	77,214
1,990	EPAM Systems Inc.*	280,590
2,775	Gartner Inc.*	436,230
1,523	Globant SA*	75,785
5,005	GoDaddy Inc., Class A Shares*	436,236
35,164	International Business Machines Corp.	8,446,744
9,134	Kyndryl Holdings Inc.*	112,622
2,961	MongoDB Inc., Class A Shares*	972,600
6,250	Okta Inc., Class A Shares*	453,125
12,447	Snowflake Inc., Class A Shares*	2,096,199
5,453	Twilio Inc., Class A Shares*	659,595
3,165	VeriSign Inc.	721,430

	Total IT Services	23,716,085

Semiconductors & Semiconductor Equipment — 12.0%
60,865	Advanced Micro Devices Inc.*	12,185,782
4,748	Allegro MicroSystems Inc.*	173,159
4,511	Amkor Technology Inc.	215,716
18,751	Analog Devices Inc.	6,671,418
30,314	Applied Materials Inc.	11,285,902
3,848	ASML Holding NV, Class REG Shares, ADR	5,581,755
4,687	Astera Labs Inc.*	556,956
254,170	Broadcom Inc.	81,220,023
1,998	Cirrus Logic Inc.*	281,958
4,697	Enphase Energy Inc.*	198,542
5,691	Entegris Inc.	753,773
3,802	First Solar Inc.*	749,754
4,007	GLOBALFOUNDRIES Inc.*	190,533
166,769	Intel Corp.*	7,606,334
4,973	KLA Corp.	7,581,587
47,453	Lam Research Corp.	11,098,782
5,007	Lattice Semiconductor Corp.*	478,769
2,380	MACOM Technology Solutions Holdings Inc.*	590,526
32,696	Marvell Technology Inc.	2,670,936
19,920	Microchip Technology Inc.	1,486,829
73,654	Micron Technology Inc.	30,372,700
2,577	MKS Inc.	629,973
1,751	Monolithic Power Systems Inc.	2,000,938
1,212,479	NVIDIA Corp.	214,839,154
53,264	ON Semiconductor Corp.*	3,540,991
1,872	Onto Innovation Inc.*	404,146
39,193	Qnity Electronics Inc.	4,968,105
3,341	Qorvo Inc.*	276,969
40,830	QUALCOMM Inc.	5,812,559
5,826	Skyworks Solutions Inc.	347,113
15,500	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	5,805,990
5,926	Teradyne Inc.	1,896,498
38,652	Texas Instruments Inc.	8,198,476
1,662	Universal Display Corp.	177,319

	Total Semiconductors & Semiconductor Equipment	430,849,965

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value

INFORMATION TECHNOLOGY — 27.7% — (continued)

Software — 8.2%
15,811	Adobe Inc.*	$4,148,965
836	Appfolio Inc., Class A Shares*	148,607
9,025	AppLovin Corp., Class A Shares*	3,923,799
6,164	Atlassian Corp., Class A Shares*	463,101
43,340	Aurora Innovation Inc., Class A Shares*	202,831
8,013	Autodesk Inc.*	1,970,156
5,724	Bentley Systems Inc., Class B Shares	209,212
3,636	BILL Holdings Inc.*	161,838
52,382	Cadence Design Systems Inc.*	15,787,935
19,920	CCC Intelligent Solutions Holdings Inc.*	116,134
1,695	Circle Internet Group Inc., Class A Shares*	141,431
10,830	Confluent Inc., Class A Shares*	332,156
1,375	Constellation Software Inc.	2,564,568
9,356	Crowdstrike Holdings Inc., Class A Shares*	3,480,245
23,593	Datadog Inc., Class A Shares*	2,641,472
7,444	Docusign Inc., Class A Shares*	335,501
2,232	Dolby Laboratories Inc., Class A Shares	148,584
8,161	Dropbox Inc., Class A Shares*	203,943
10,840	Dynatrace Inc.*	389,373
3,430	Elastic NV*	178,600
2,154	Fair Isaac Corp.*	3,035,761
23,946	Fortinet Inc.*	1,892,452
20,258	Gen Digital Inc.	457,223
5,397	Gitlab Inc., Class A Shares*	141,941
3,164	Guidewire Software Inc.*	459,793
1,909	HubSpot Inc.*	504,950
17,204	Intuit Inc.	7,036,952
2,202	Manhattan Associates Inc.*	298,217
449,154	Microsoft Corp.	176,400,742
3,877	nCino Inc.*	62,575
9,733	Nutanix Inc., Class A Shares*	372,579
104,672	Oracle Corp.	15,219,309
82,555	Palantir Technologies Inc., Class A Shares*	11,325,720
59,021	Palo Alto Networks Inc.*	8,789,407
3,302	Pegasystems Inc.	144,396
4,460	Procore Technologies Inc.*	245,478
4,467	PTC Inc.*	699,488
2,788	RingCentral Inc., Class A Shares*	101,623
4,057	Roper Technologies Inc.	1,418,855
4,970	Rubrik Inc., Class A Shares*	258,241
2,601	SailPoint Inc.*	36,674
40,509	Salesforce Inc.	7,890,748
11,602	Samsara Inc., Class A Shares*	335,298
11,502	SentinelOne Inc., Class A Shares*	150,906
56,310	ServiceNow Inc.*	6,082,043
10,123	Strategy Inc., Class A Shares*	1,310,929
14,853	Synopsys Inc.*	6,149,142
3,797	Teradata Corp.*	119,568
8,953	Trimble Inc.*	598,687
1,621	Tyler Technologies Inc.*	574,953
15,976	UiPath Inc., Class A Shares*	171,423
12,212	Unity Software Inc.*	222,625
8,136	Workday Inc., Class A Shares*	1,088,271
10,172	Zoom Communications Inc., Class A Shares*	752,118
3,713	Zscaler Inc.*	545,774

	Total Software	292,443,312

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value

INFORMATION TECHNOLOGY — 27.7% — (continued)

Technology Hardware, Storage & Peripherals — 4.8%
601,870	Apple Inc.	$159,002,016
12,043	Dell Technologies Inc., Class C Shares	1,783,327
49,819	Hewlett Packard Enterprise Co.	1,069,614
35,235	HP Inc.	669,113
7,661	NetApp Inc.	758,669
11,803	Pure Storage Inc., Class A Shares*	757,989
5,087	Sandisk Corp.*	3,232,076
19,430	Super Micro Computer Inc.*	629,338
12,891	Western Digital Corp.	3,605,613

	Total Technology Hardware, Storage & Peripherals	171,507,755

	TOTAL INFORMATION TECHNOLOGY	991,723,206

MATERIALS — 2.9%

Chemicals — 1.5%
8,351	Air Products & Chemicals Inc.	2,302,120
4,461	Albemarle Corp.	797,047
1,606	Ashland Inc.	100,150
7,792	Axalta Coating Systems Ltd.*	260,331
4,325	Celanese Corp., Class A Shares	215,991
6,204	CF Industries Holdings Inc.	617,546
25,776	Corteva Inc.	2,065,173
26,576	Dow Inc.	816,680
78,397	DuPont de Nemours Inc.	3,922,986
4,448	Eastman Chemical Co.	335,869
9,444	Ecolab Inc.	2,912,057
8,379	Element Solutions Inc.	294,019
4,625	FMC Corp.	68,173
7,118	Huntsman Corp.	90,043
9,630	International Flavors & Fragrances Inc.	791,875
55,061	Linde PLC	27,975,393
9,329	LyondellBasell Industries NV, Class A Shares	536,604
11,554	Mosaic Co. (The)	321,663
236	NewMarket Corp.	147,738
4,515	Olin Corp.	114,546
8,494	PPG Industries Inc.	1,047,055
4,747	RPM International Inc.	541,728
1,809	Scotts Miracle-Gro Co. (The)	126,847
20,172	Sherwin-Williams Co. (The)	7,314,166
6,077	Solstice Advanced Materials Inc.	477,105
1,167	Westlake Corp.	122,978

	Total Chemicals	54,315,883

Construction Materials — 0.5%
25,589	CRH PLC	3,070,168
1,171	Eagle Materials Inc.	262,070
5,440	James Hardie Industries PLC*	132,464
14,041	Martin Marietta Materials Inc.	9,499,719
9,991	Vulcan Materials Co.	3,097,210

	Total Construction Materials	16,061,631

Containers & Packaging — 0.2%
17,133	Amcor PLC	829,751
2,417	AptarGroup Inc.	347,347
2,855	Avery Dennison Corp.	560,579
10,723	Ball Corp.	719,835

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value

MATERIALS — 2.9% — (continued)

Containers & Packaging — 0.2% — (continued)
4,437	Crown Holdings Inc.	$508,480
10,358	Graphic Packaging Holding Co.	126,678
19,919	International Paper Co.	867,473
3,351	Packaging Corp. of America	777,901
5,305	Sealed Air Corp.	222,174
3,564	Silgan Holdings Inc.	171,250
19,548	Smurfit WestRock PLC	918,952
3,924	Sonoco Products Co.	221,588

	Total Containers & Packaging	6,272,008

Metals & Mining — 0.7%
9,716	Alcoa Corp.	603,169
18,831	Anglogold Ashanti PLC	2,406,037
20,493	Cleveland-Cliffs Inc.*	218,455
170,622	Freeport-McMoRan Inc.	11,615,946
4,777	MP Materials Corp.*	281,222
41,522	Newmont Corp.	5,397,860
8,671	Nucor Corp.	1,533,726
1,995	Reliance Inc.	629,702
3,084	Royal Gold Inc.	924,552
3,165	Southern Copper Corp.	690,920
5,201	Steel Dynamics Inc.	1,004,469

	Total Metals & Mining	25,306,058

Paper & Forest Products — 0.0%@
2,474	Louisiana-Pacific Corp.	209,647

	TOTAL MATERIALS	102,165,227

REAL ESTATE — 2.2%

Diversified REITs — 0.0%@
8,077	WP Carey Inc.	602,948

Health Care REITs — 0.2%
6,549	Alexandria Real Estate Equities Inc.	353,908
13,397	Healthcare Realty Trust Inc., Class A Shares	247,175
26,382	Healthpeak Properties Inc.	466,434
21,700	Medical Properties Trust Inc.	124,992
10,965	Omega Healthcare Investors Inc.	529,280
17,717	Ventas Inc.	1,526,497
25,988	Welltower Inc.	5,382,634

	Total Health Care REITs	8,630,920

Hotel & Resort REITs — 0.0%@
25,319	Host Hotels & Resorts Inc.	495,999
7,686	Park Hotels & Resorts Inc.	86,929

	Total Hotel & Resort REITs	582,928

Industrial REITs — 0.4%
9,865	Americold Realty Trust Inc.	132,092
2,052	EastGroup Properties Inc.	402,828
4,785	First Industrial Realty Trust Inc.	302,125
2,986	Lineage Inc.	120,993
79,901	Prologis Inc.	11,391,486
8,617	Rexford Industrial Realty Inc.	322,879
7,233	STAG Industrial Inc.	283,678

	Total Industrial REITs	12,956,081

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value

REAL ESTATE — 2.2% — (continued)

Office REITs — 0.0%@
6,101	BXP Inc.	$351,296
5,895	Cousins Properties Inc.	136,528
4,386	Highwoods Properties Inc.	98,641
4,190	Kilroy Realty Corp.	124,946
6,345	Vornado Realty Trust	174,995

	Total Office REITs	886,406

Real Estate Management & Development — 0.2%
11,192	CBRE Group Inc., Class A Shares*	1,652,611
93,327	CoStar Group Inc.*	4,165,184
1,100	Howard Hughes Holdings Inc.*	79,607
1,789	Jones Lang LaSalle Inc.*	564,519
1,770	Zillow Group Inc., Class A Shares*	79,296
6,247	Zillow Group Inc., Class C Shares*	278,741

	Total Real Estate Management & Development	6,819,958

Residential REITs — 0.3%
12,788	American Homes 4 Rent, Class A Shares	383,640
5,432	AvalonBay Communities Inc.	962,713
3,934	Camden Property Trust	426,210
50,326	Equity LifeStyle Properties Inc.	3,379,894
14,235	Equity Residential	899,794
2,444	Essex Property Trust Inc.	623,489
23,083	Invitation Homes Inc.	608,006
4,401	Mid-America Apartment Communities Inc.	589,118
4,651	Sun Communities Inc.	634,675
12,331	UDR Inc.	462,413

	Total Residential REITs	8,969,952

Retail REITs — 0.2%
4,388	Agree Realty Corp.	353,146
11,449	Brixmor Property Group Inc.	346,561
3,190	Federal Realty Investment Trust	346,976
25,530	Kimco Realty Corp.	601,232
6,966	NNN REIT Inc.	315,699
34,447	Realty Income Corp.	2,307,949
6,817	Regency Centers Corp.	538,543
12,295	Simon Property Group Inc.	2,506,336

	Total Retail REITs	7,316,442

Specialized REITs — 0.9%
45,411	American Tower Corp.	8,712,555
16,403	Crown Castle Inc.	1,468,725
8,560	CubeSmart	352,158
12,941	Digital Realty Trust Inc.	2,293,145
2,805	EPR Properties	166,645
3,694	Equinix Inc.	3,598,916
7,995	Extra Space Storage Inc.	1,207,485
2,529	Fermi Inc.*	25,214
10,402	Gaming & Leisure Properties Inc.	508,762
10,957	Iron Mountain Inc.	1,186,972
3,205	Lamar Advertising Co., Class A Shares	441,457
5,597	Millrose Properties Inc.	175,522
2,458	National Storage Affiliates Trust	86,079
23,821	Public Storage	7,314,476
11,189	Rayonier Inc.	240,452

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value

REAL ESTATE — 2.2% — (continued)

Specialized REITs — 0.9% — (continued)
4,093	SBA Communications Corp., Class A Shares	$823,348
40,500	VICI Properties Inc., Class A Shares	1,223,505
27,438	Weyerhaeuser Co.	673,054

	Total Specialized REITs	30,498,470

	TOTAL REAL ESTATE	77,264,105

UTILITIES — 2.1%

Electric Utilities — 1.5%
9,785	Alliant Energy Corp.	707,847
20,291	American Electric Power Co., Inc.	2,715,342
11,794	Constellation Energy Corp.	3,890,605
87,693	Duke Energy Corp.	11,474,629
14,539	Edison International	1,086,645
16,847	Entergy Corp.	1,804,482
8,692	Evergy Inc.	727,173
14,131	Eversource Energy	1,076,923
38,112	Exelon Corp.	1,885,401
20,625	FirstEnergy Corp.	1,055,175
2,085	IDACORP Inc.	300,177
163,168	NextEra Energy Inc.	15,300,263
7,262	NRG Energy Inc.	1,299,608
7,481	OGE Energy Corp.	367,616
82,859	PG&E Corp.	1,574,321
4,572	Pinnacle West Capital Corp.	458,572
27,670	PPL Corp.	1,078,577
41,498	Southern Co. (The)	4,041,075
22,315	Xcel Energy Inc.	1,860,178

	Total Electric Utilities	52,704,609

Gas Utilities — 0.1%
6,081	Atmos Energy Corp.	1,135,870
7,585	MDU Resources Group Inc.	156,858
3,395	National Fuel Gas Co.	309,047
8,199	UGI Corp.	306,724

	Total Gas Utilities	1,908,499

Independent Power & Renewable Electricity Producers — 0.1%
26,360	AES Corp. (The)	455,501
5,351	Brookfield Renewable Corp.	228,648
1,465	Clearway Energy Inc., Class A Shares	52,769
2,939	Clearway Energy Inc., Class C Shares	112,593
1,688	Talen Energy Corp.*	626,197
12,723	Vistra Corp.	2,212,403

	Total Independent Power & Renewable Electricity Producers	3,688,111

Multi-Utilities — 0.4%
10,261	Ameren Corp.	1,162,366
24,360	CenterPoint Energy Inc.	1,059,660
11,561	CMS Energy Corp.	902,567
13,625	Consolidated Edison Inc.	1,533,085
32,269	Dominion Energy Inc.	2,037,465
7,877	DTE Energy Co.	1,167,687
17,781	NiSource Inc.	841,041
18,854	Public Service Enterprise Group Inc.	1,622,764
24,540	Sempra	2,362,466

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units		Security	Value

UTILITIES — 2.1% — (continued)

Multi-Utilities — 0.4% — (continued)
12,321		WEC Energy Group Inc.	$1,441,064

		Total Multi-Utilities	14,130,165

Water Utilities — 0.0%@
7,281		American Water Works Co., Inc.	990,434
10,797		Essential Utilities Inc.	431,556

		Total Water Utilities	1,421,990

		TOTAL UTILITIES	73,853,374

		TOTAL COMMON STOCKS (Cost — $1,877,385,133)	3,523,624,577

Face Amount†

SHORT-TERM INVESTMENTS(c) — 1.3%

MONEY MARKET FUND — 0.0%@
$973,888		Invesco STIT — Government & Agency Portfolio, Institutional Class, 3.674%(d) (Cost — $973,888)	973,888

TIME DEPOSITS — 1.3%
37,979	CAD	BBH — New York, 1.100% due 3/2/26	27,838
1,561,543		Citibank — New York, 2.980% due 3/2/26	1,561,543
24,569,032		JPMorgan Chase & Co. — New York, 2.980% due 3/2/26	24,569,032
20		Royal Bank of Canada — Toronto, 2.980% due 3/2/26	20
5,225,016		Skandinaviska Enskilda Banken AB — Stockholm, 2.980% due 3/2/26	5,225,016
13,536,849		Sumitomo Mitsui Banking Corp. — Tokyo, 2.980% due 3/2/26	13,536,849

		TOTAL TIME DEPOSITS (Cost — $44,920,298)	44,920,298

		TOTAL SHORT-TERM INVESTMENTS (Cost — $45,894,186)	45,894,186

		TOTAL INVESTMENTS — 99.9% (Cost — $1,923,279,319)	3,569,518,763

		Other Assets in Excess of Liabilities — 0.1%	4,326,861

		TOTAL NET ASSETS — 100.0%	$3,573,845,624

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
@	The amount is less than 0.05%.
(a)	All or a portion of this security is on loan (see Note 1).
(b)	Affiliated security (see Note 2). As of February 28, 2026, total cost and total value of affiliated security amounted to $2,375,030 and $7,247,847, respectively.
(c)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 1.3%.
(d)	Represents investments of collateral received from securities lending transactions.

At February 28, 2026, for Morgan Stanley Pathway Large Cap Equity ETF the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Morgan Stanley Pathway Large Cap Equity ETF	$1,923,279,319	$1,687,936,941	$(41,753,120)	$1,646,183,821

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Abbreviations used in this schedule:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

Summary of Investments by Security Sector^
Information Technology	27.8%
Financials	14.4
Industrials	11.0
Communication Services	10.7
Consumer Discretionary	10.0
Health Care	9.9
Consumer Staples	4.3
Energy	3.5
Materials	2.9
Real Estate	2.1
Utilities	2.1
Short-Term Investments	1.3%

Total Investments	100.0%+

^	As a percentage of total investments.
+	Does not reflect investments of collateral received from securities lending transactions.

At February 28, 2026, Morgan Stanley Pathway Large Cap Equity ETF had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
S&P 500 E-mini Index Futures	53	3/26	$18,327,633	$18,255,850	$(71,783)
S&P MidCap 400 E-mini Index Futures	3	3/26	1,057,210	1,073,370	16,160

					$(55,623)

At February 28, 2026, Morgan Stanley Pathway Large Cap Equity ETF had deposited cash of $1,197,984 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

Currency abbreviation used in this schedule:
CAD	— Canadian Dollar

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

COMMON STOCKS — 97.6%

COMMUNICATION SERVICES — 2.0%

Diversified Telecommunication Services — 0.2%
368	Anterix Inc.*	$13,583
9,280	AST SpaceMobile Inc., Class A Shares*	734,883
382	ATN International Inc.	11,009
997	Bandwidth Inc., Class A Shares*	14,776
1,959	Cogent Communications Holdings Inc.	36,751
1,445	GCI Liberty Inc., Class C Shares*	56,861
2,066	Globalstar Inc.*	128,650
719	IDT Corp., Class B Shares	36,633
3,845	Iridium Communications Inc.	92,088
6,998	Liberty Global Ltd., Class A Shares*	89,154
5,737	Liberty Global Ltd., Class C Shares*	70,565
2,029	Liberty Latin America Ltd., Class A Shares*	15,907
4,976	Liberty Latin America Ltd., Class C Shares*	39,509
39,147	Lumen Technologies Inc.*	278,335
1,859	Shenandoah Telecommunications Co.	25,338
6,299	Uniti Group Inc.*	46,109

	Total Diversified Telecommunication Services	1,690,151

Entertainment — 0.8%
17,450	AMC Entertainment Holdings Inc., Class A Shares*	20,242
409	Atlanta Braves Holdings Inc., Class A Shares*	19,800
1,984	Atlanta Braves Holdings Inc., Class C Shares*	86,721
4,414	Cinemark Holdings Inc.	124,651
2,993	Eventbrite Inc., Class A Shares*	13,229
69,353	IMAX Corp.*	2,970,389
150,992	Lionsgate Studios Corp.*	1,358,928
1,664	Madison Square Garden Entertainment Corp., Class A Shares*	105,065
693	Madison Square Garden Sports Corp., Class A Shares*	229,840
924	Marcus Corp. (The)	15,551
2,726	Playtika Holding Corp.	8,423
697	Reservoir Media Inc.*	6,252
5,384	Roku Inc., Class A Shares*	529,840
1,174	Sphere Entertainment Co.*	139,718
10,130	Starz Entertainment Corp.*	111,430

	Total Entertainment	5,740,079

Interactive Media & Services — 0.2%
1,485	Angi Inc., Class A Shares*	11,553
3,543	Bumble Inc., Class A Shares*	10,771
3,422	Cargurus Inc., Class A Shares*	105,055
2,485	Cars.com Inc.*	21,222
1,212	EverQuote Inc., Class A Shares*	19,150
14,529	fuboTV Inc., Class A Shares*	16,999
3,599	Getty Images Holdings Inc.*	2,800
1,226	Grindr Inc.*	13,952
2,809	IAC Inc.*	107,641
10,077	Match Group Inc.	318,433
1,244	MediaAlpha Inc., Class A Shares*	12,365
7,146	Nextdoor Holdings Inc.*	12,505
2,451	QuinStreet Inc.*	28,726
4,016	Rumble Inc.*	21,727
947	Shutterstock Inc.	15,910
4,852	TripAdvisor Inc.*	49,054
7,075	Trump Media & Technology Group Corp.*	75,773
654	Webtoon Entertainment Inc.*	7,357
2,475	Yelp Inc., Class A Shares*	55,168

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

COMMUNICATION SERVICES — 2.0% — (continued)

Interactive Media & Services — 0.2% — (continued)
1,812	Ziff Davis Inc.*	$49,069
2,653	ZipRecruiter Inc., Class A Shares*	4,802
11,844	ZoomInfo Technologies Inc., Class A Shares*	73,551

	Total Interactive Media & Services	1,033,583

Media — 0.7%
3,912	Advantage Solutions Inc.*	2,043
1,217	AMC Networks Inc., Class A Shares*	9,943
862	Boston Omaha Corp., Class A Shares*	10,646
244	Cable One Inc.*	23,412
84,995	Criteo SA, ADR*	1,518,861
6,196	DoubleVerify Holdings Inc.*	65,306
5,649	EchoStar Corp., Class A Shares*	652,629
2,331	Entravision Communications Corp., Class A Shares	7,226
2,008	EW Scripps Co. (The), Class A Shares*	8,333
711	Gambling.com Group Ltd.*	3,100
3,529	Gray Media Inc.	18,316
737	Ibotta Inc., Class A Shares*	18,403
4,494	iHeartMedia Inc., Class A Shares*	14,695
1,701	John Wiley & Sons Inc., Class A Shares	52,765
741	Liberty Broadband Corp., Class A Shares*	40,444
4,770	Liberty Broadband Corp., Class C Shares*	260,490
5,814	Magnite Inc.*	79,187
2,565	National CineMedia Inc.	9,131
6,748	New York Times Co. (The), Class A Shares	538,423
15,818	News Corp., Class A Shares	384,219
5,362	News Corp., Class B Shares	143,594
1,282	Newsmax Inc., Class B Shares*	7,628
1,203	Nexstar Media Group Inc., Class A Shares	301,977
2,126	Nexxen International Ltd., ADR*	13,691
47,092	NIQ Global Intelligence PLC*	627,736
13,780	Optimum Communications Inc., Class A Shares*	19,843
1,595	PubMatic Inc., Class A Shares*	12,919
869	Scholastic Corp.	30,215
1,759	Sinclair Inc.	28,742
7,812	Sirius XM Holdings Inc.	171,552
4,947	Stagwell Inc., Class A Shares*	23,845
978	TechTarget Inc.*	3,433
6,552	TEGNA Inc.	137,264
1,624	Thryv Holdings Inc.*	3,768
5,934	USA TODAY Co., Inc.*	35,307

	Total Media	5,279,086

Wireless Telecommunication Services — 0.1%
2,955	Gogo Inc.*	12,500
4,253	Millicom International Cellular SA	310,001
602	Spok Holdings Inc.	7,308
4,063	Telephone & Data Systems Inc.	181,819

	Total Wireless Telecommunication Services	511,628

	TOTAL COMMUNICATION SERVICES	14,254,527

CONSUMER DISCRETIONARY — 8.8%

Automobile Components — 1.0%
3,745	Adient PLC*	91,078
43,688	BorgWarner Inc.	2,515,118
593	Cooper-Standard Holdings Inc.*	22,795

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

CONSUMER DISCRETIONARY — 8.8% — (continued)

Automobile Components — 1.0% — (continued)
5,062	Dana Inc.	$173,323
9,490	Dauch Corp.*	62,634
14,316	Dorman Products Inc.*	1,687,284
1,945	Fox Factory Holding Corp.*	32,754
6,656	Garrett Motion Inc.	135,516
9,382	Gentex Corp.	219,539
1,451	Gentherm Inc.*	47,549
10,966	Goodyear Tire & Rubber Co. (The)*	90,470
2,083	Holley Inc.*	8,499
1,046	LCI Industries	139,327
12,536	Lear Corp.	1,645,350
1,355	Patrick Industries Inc.	167,735
1,589	Phinia Inc.	115,409
19,312	QuantumScape Corp., Class A Shares*	133,639
5,627	Solid Power Inc.*	19,920
836	Standard Motor Products Inc.	33,172
1,140	Visteon Corp.	109,064
1,025	XPEL Inc.*	43,686

	Total Automobile Components	7,493,861

Automobiles — 0.1%
4,509	Harley-Davidson Inc.	81,162
5,075	Lucid Group Inc., Class A Shares*(a)	50,750
33,231	Rivian Automotive Inc., Class A Shares*	509,431
2,115	Thor Industries Inc.	203,315
1,069	Winnebago Industries Inc.	42,643

	Total Automobiles	887,301

Broadline Retail — 0.2%
140	Dillard’s Inc., Class A Shares	84,390
4,060	Etsy Inc.*	222,813
1,215	Groupon Inc., Class A Shares*	15,333
4,510	Kohl’s Corp.	73,829
11,283	Macy’s Inc.	223,178
2,541	Ollie’s Bargain Outlet Holdings Inc.*	272,141
33,660	Pattern Group Inc., Class A Shares*	354,440
1,056	Savers Value Village Inc.*	9,958

	Total Broadline Retail	1,256,082

Distributors — 0.1%
869	GigaCloud Technology Inc., Class A Shares*	38,532
652	Gold.com Inc.	37,471
10,857	LKQ Corp.	359,475
1,452	Pool Corp.	329,865
209	Weyco Group Inc.	6,535

	Total Distributors	771,878

Diversified Consumer Services — 1.0%
204,889	ADT Inc.	1,643,210
806	American Public Education Inc.*	36,931
2,354	Bright Horizons Family Solutions Inc.*	175,420
629	Carriage Services Inc., Class A Shares	28,978
6,131	Coursera Inc.*	39,300
1,457	Covista Inc.*	142,786
2,666	Driven Brands Holdings Inc.*	29,326
1,608	Duolingo Inc., Class A Shares*	162,408

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

CONSUMER DISCRETIONARY — 8.8% — (continued)

Diversified Consumer Services — 1.0% — (continued)
1,392	European Wax Center Inc., Class A Shares*	$7,962
22,116	Frontdoor Inc.*	1,516,494
131	Graham Holdings Co., Class B Shares	137,971
1,137	Grand Canyon Education Inc.*	180,863
5,371	H&R Block Inc.	164,460
1,046	KinderCare Learning Cos Inc.*	3,661
46,616	Laureate Education Inc., Class A Shares*	1,507,561
863	Liberty Live Holdings Inc., Class A Shares*	83,746
2,033	Liberty Live Holdings Inc., Class C Shares*	202,588
1,290	Lincoln Educational Services Corp.*	46,750
1,140	Matthews International Corp., Class A Shares	30,130
1,711	McGraw Hill Inc.*	23,954
4,478	Mister Car Wash Inc.*	31,883
11,294	Nerdy Inc.*	10,896
4,217	OneSpaWorld Holdings Ltd.	90,792
2,566	Perdoceo Education Corp.	85,576
5,739	Service Corp. International	483,109
947	Strategic Education Inc.	77,919
1,733	Stride Inc.*	146,231
3,512	Udemy Inc.*	17,665
2,070	Universal Technical Institute Inc.*	74,934

	Total Diversified Consumer Services	7,183,504

Hotels, Restaurants & Leisure — 2.0%
2,476	Accel Entertainment Inc., Class A Shares*	28,127
11,031	Aramark	461,647
26	Biglari Holdings Inc., Class B Shares*	10,082
845	BJ’s Restaurants Inc.*	32,102
436	Black Rock Coffee Bar Inc., Class A Shares*	5,816
3,877	Bloomin’ Brands Inc.	23,727
2,275	Boyd Gaming Corp.	189,348
156,409	Brightstar Lottery PLC	2,120,906
1,817	Brinker International Inc.*	269,279
8,513	Caesars Entertainment Inc.*	213,251
4,155	Cava Group Inc.*	342,663
1,894	Cheesecake Factory Inc. (The)	122,693
1,147	Choice Hotels International Inc.	120,836
2,783	Churchill Downs Inc.	255,841
999	Cracker Barrel Old Country Store Inc.(a)	32,687
1,210	Dave & Buster’s Entertainment Inc.*	17,811
691	Dine Brands Global Inc.	21,393
38,483	Dutch Bros Inc., Class A Shares*	2,063,074
962	El Pollo Loco Holdings Inc.*	10,640
2,087	First Watch Restaurant Group Inc.*	26,004
219,887	Genius Sports Ltd.*	1,365,498
4,814	Global Business Travel Group I*	26,333
752	Golden Entertainment Inc.	21,733
2,471	Hilton Grand Vacations Inc.*	111,096
1,678	Hyatt Hotels Corp., Class A Shares	270,997
771	Inspired Entertainment Inc.*	6,291
736	Jack in the Box Inc.	12,453
3,158	Krispy Kreme Inc.	11,843
358	Kura Sushi USA Inc., Class A Shares*	25,214
80,923	Life Time Group Holdings Inc.*	2,184,921
1,374	Lindblad Expeditions Holdings Inc.*	27,082
1,147	Marriott Vacations Worldwide Corp.	74,567

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

CONSUMER DISCRETIONARY — 8.8% — (continued)

Hotels, Restaurants & Leisure — 2.0% — (continued)
8,708	MGM Resorts International*	$320,977
565	Monarch Casino & Resort Inc.	54,297
79	Nathan’s Famous Inc.	7,946
2,211	Navan Inc., Class A Shares*	21,535
19,011	Norwegian Cruise Line Holdings Ltd.*	471,283
1,310	Papa John’s International Inc.	41,069
6,073	Penn Entertainment Inc.*	94,982
3,557	Planet Fitness Inc., Class A Shares*	292,208
2,153	Portillo’s Inc., Class A Shares*	11,497
764	Pursuit Attractions & Hospitality Inc.*	26,557
318	RCI Hospitality Holdings Inc.	7,037
2,049	Red Rock Resorts Inc., Class A Shares	124,067
3,704	Rush Street Interactive Inc.*	73,154
12,652	Sabre Corp.*	14,929
2,451	Serve Robotics Inc.*(a)	24,486
1,576	Shake Shack Inc., Class A Shares*	151,312
3,772	Six Flags Entertainment Corp.*	64,237
6,982	Super Group SGHC Ltd.	74,707
4,379	Sweetgreen Inc., Class A Shares*	24,303
1,370	Target Hospitality Corp.*	10,672
2,771	Texas Roadhouse Inc., Class A Shares	506,733
2,592	Travel + Leisure Co.	191,030
14,292	United Parks & Resorts Inc.*	497,219
1,467	Vail Resorts Inc.	199,233
6,441	Wendy’s Co. (The)	49,338
1,149	Wingstop Inc.	298,177
3,064	Wyndham Hotels & Resorts Inc.	250,635
3,178	Wynn Resorts Ltd.	343,828
901	Xponential Fitness Inc., Class A Shares*	3,838

	Total Hotels, Restaurants & Leisure	14,757,241

Household Durables — 1.6%
1,455	Beazer Homes USA Inc.*	37,219
325	Cavco Industries Inc.*	187,609
1,357	Century Communities Inc.	91,231
2,351	Champion Homes Inc.*	219,771
1,705	Cricut Inc., Class A Shares	7,331
1,378	Dream Finders Homes Inc., Class A Shares*	24,900
1,105	Ethan Allen Interiors Inc.	25,172
214	Flexsteel Industries Inc.	11,015
1,330	Green Brick Partners Inc.*	97,968
417	Hamilton Beach Brands Holding Co., Class A Shares	7,940
892	Helen of Troy Ltd.*	15,735
189	Hovnanian Enterprises Inc., Class A Shares*	23,742
965	Installed Building Products Inc.	316,288
2,640	KB Home	167,851
1,821	La-Z-Boy Inc.	65,046
368	Legacy Housing Corp.*	8,067
5,336	Leggett & Platt Inc.	62,324
977	LGI Homes Inc.*	50,706
551	Lovesac Co. (The)*	7,042
1,108	M/I Homes Inc.*	157,513
2,840	Meritage Homes Corp.	214,193
2,114	Mohawk Industries Inc.*	264,821
17,983	Newell Brands Inc.	81,823
3,515	SharkNinja Inc.*	431,888

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

CONSUMER DISCRETIONARY — 8.8% — (continued)

Household Durables — 1.6% — (continued)
29,515	Somnigroup International Inc.	$2,641,888
5,130	Sonos Inc.*	79,002
15,894	Taylor Morrison Home Corp., Class A Shares*	1,047,256
4,012	Toll Brothers Inc.	630,847
7,823	TopBuild Corp.*	3,507,051
13,308	Traeger Inc.*	11,445
3,591	Tri Pointe Homes Inc.*	166,263
13,199	Whirlpool Corp.(a)	903,208

	Total Household Durables	11,564,155

Leisure Products — 0.7%
1,092	Acushnet Holdings Corp.	111,744
20,968	Brunswick Corp.	1,669,472
5,543	Callaway Golf Co.*	77,935
970	Clarus Corp.	3,065
445	Escalade Inc.	6,408
1,150	Funko Inc., Class A Shares*	5,750
24,747	Hasbro Inc.	2,464,554
271	JAKKS Pacific Inc.	5,924
182	Johnson Outdoors Inc., Class A Shares	8,825
1,748	Latham Group Inc.*	11,729
752	Malibu Boats Inc., Class A Shares*	21,853
691	MasterCraft Boat Holdings Inc.*	14,998
13,096	Mattel Inc.*	221,977
17,405	Peloton Interactive Inc., Class A Shares*	69,968
2,209	Polaris Inc.	134,175
1,808	Smith & Wesson Brands Inc.	21,515
758	Sturm Ruger & Co., Inc.	28,380
3,456	YETI Holdings Inc.*	151,062

	Total Leisure Products	5,029,334

Specialty Retail — 1.2%
932	1-800-Flowers.com Inc., Class A Shares*	3,243
1,935	Abercrombie & Fitch Co., Class A Shares*	189,243
2,739	Academy Sports & Outdoors Inc.	164,696
2,473	Advance Auto Parts Inc.	131,489
6,679	American Eagle Outfitters Inc.	164,103
370	America’s Car-Mart Inc.*	7,385
1,871	Arhaus Inc., Class A Shares*	15,436
2,859	Arko Corp.	18,383
807	Asbury Automotive Group Inc.*	172,521
3,431	AutoNation Inc.*	669,594
5,855	BARK Inc.*	4,575
66,464	Bath & Body Works Inc.	1,512,721
3,374	Bed Bath & Beyond Inc.*	17,983
1,265	Boot Barn Holdings Inc.*	239,363
1,244	Buckle Inc. (The)	66,616
501	Build-A-Bear Workshop Inc.	24,379
30,378	Caleres Inc.	361,194
2,946	Camping World Holdings Inc., Class A Shares	24,511
6,218	CarMax Inc.*	268,431
307	Citi Trends Inc.*	14,546
1,844	Designer Brands Inc., Class A Shares	13,129
2,656	Dick’s Sporting Goods Inc.	540,841
6,611	EVgo Inc., Class A Shares*	18,114
2,239	Five Below Inc.*	500,484

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

CONSUMER DISCRETIONARY — 8.8% — (continued)

Specialty Retail — 1.2% — (continued)
4,421	Floor & Decor Holdings Inc., Class A Shares*	$305,447
17,029	GameStop Corp., Class A Shares*	409,207
9,565	Gap Inc. (The)	268,203
395	Genesco Inc.*	10,760
512	Group 1 Automotive Inc.	166,779
560	Haverty Furniture Cos., Inc.	13,334
264	J Jill Inc.	4,559
617	Lands’ End Inc.*	9,915
987	Lithia Motors Inc., Class A Shares	275,946
808	MarineMax Inc.*	24,644
1,104	Monro Inc.	23,769
718	Murphy USA Inc.	280,551
3,247	National Vision Holdings Inc.*	87,572
338	OneWater Marine Inc., Class A Shares*	3,848
4,531	Outdoor Holding Co.*	9,651
755	Penske Automotive Group Inc.	118,928
3,269	Petco Health & Wellness Co., Inc., Class A Shares*	8,336
3,897	RealReal Inc. (The)*	47,777
1,515	Revolve Group Inc., Class A Shares*	38,117
672	RH*	111,357
4,135	Sally Beauty Holdings Inc.*	66,449
715	Shoe Carnival Inc.	14,436
1,643	Signet Jewelers Ltd.	158,040
800	Sleep Number Corp.*	4,936
675	Sonic Automotive Inc., Class A Shares	42,336
3,632	Stitch Fix Inc., Class A Shares*	12,095
4,700	ThredUp Inc., Class A Shares*	22,936
2,471	Upbound Group Inc.	53,003
2,525	Urban Outfitters Inc.*	167,155
5,209	Valvoline Inc.*	196,900
2,868	Victoria’s Secret & Co.*	179,824
4,008	Warby Parker Inc., Class A Shares*	100,240
4,128	Wayfair Inc., Class A Shares*	315,090
125	Winmark Corp.	57,030
661	Zumiez Inc.*	17,331

	Total Specialty Retail	8,769,481

Textiles, Apparel & Luxury Goods — 0.9%
6,239	Amer Sports Inc.*	236,957
49,447	Birkenstock Holding PLC*	2,059,468
4,844	Capri Holdings Ltd.*	99,350
1,594	Carter’s Inc.	53,479
1,074	Columbia Sportswear Co.	66,524
2,187	Crocs Inc.*	198,383
2,557	Ermenegildo Zegna NV	28,817
3,852	Figs Inc., Class A Shares*	59,513
1,477	G-III Apparel Group Ltd.	45,181
2,244	Kontoor Brands Inc.	146,331
555	Movado Group Inc.	13,847
746	Oxford Industries Inc.	29,534
1,966	PVH Corp.	134,868
1,601	Ralph Lauren Corp., Class A Shares	580,523
279	Rocky Brands Inc.	12,611
2,914	Steven Madden Ltd.	105,195
481	Superior Group of Cos., Inc.	4,776
8,660	Tapestry Inc.	1,346,370

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

CONSUMER DISCRETIONARY — 8.8% — (continued)

Textiles, Apparel & Luxury Goods — 0.9% — (continued)
8,509	Under Armour Inc., Class A Shares*	$63,137
99,704	Under Armour Inc., Class C Shares*	720,860
14,655	V.F. Corp.	284,600
3,456	Wolverine World Wide Inc.	61,068

	Total Textiles, Apparel & Luxury Goods	6,351,392

	TOTAL CONSUMER DISCRETIONARY	64,064,229

CONSUMER STAPLES — 3.0%

Beverages — 0.7%
345	Boston Beer Co., Inc. (The), Class A Shares*	78,239
39,342	Celsius Holdings Inc.*	2,109,125
2,396	Coca-Cola Consolidated Inc.	484,950
530	MGP Ingredients Inc.	10,070
993	National Beverage Corp.*	36,096
10,592	Primo Brands Corp., Class A Shares	240,227
41,602	Vita Coco Co., Inc. (The)*	2,415,412

	Total Beverages	5,374,119

Consumer Staples Distribution & Retail — 1.4%
16,500	Albertsons Cos., Inc., Class A Shares	295,350
1,317	Andersons Inc. (The)	85,987
25,457	BJ’s Wholesale Club Holdings Inc.*	2,514,897
1,547	Casey’s General Stores Inc.	1,060,608
1,589	Chefs’ Warehouse Inc. (The)*	113,439
13,516	Dollar Tree Inc.*	1,709,504
4,097	Grocery Outlet Holding Corp.*	40,478
1,410	HF Foods Group Inc.*	2,947
648	Ingles Markets Inc., Class A Shares	55,145
7,323	Maplebear Inc.*	274,686
679	Natural Grocers by Vitamin Cottage Inc.	18,353
6,425	Performance Food Group Co.*	623,610
1,053	PriceSmart Inc.	162,815
4,164	Sprouts Farmers Market Inc.*	307,595
2,473	United Natural Foods Inc.*	94,493
31,497	US Foods Holding Corp.*	3,042,925
334	Village Super Market Inc., Class A Shares	13,076
724	Weis Markets Inc.	49,058

	Total Consumer Staples Distribution & Retail	10,464,966

Food Products — 0.5%
284	Alico Inc.	11,724
2,868	B&G Foods Inc.	15,229
10,711	Beyond Meat Inc.*(a)	10,128
610	Calavo Growers Inc.	16,372
1,822	Cal-Maine Foods Inc.	158,714
6,490	Darling Ingredients Inc.*	345,008
3,375	Dole PLC	54,135
8,171	Flowers Foods Inc.	80,730
1,301	Fresh Del Monte Produce Inc.	55,852
2,002	Freshpet Inc.*	169,069
60,345	Hain Celestial Group Inc. (The)*	48,240
2,698	Ingredion Inc.	316,907
635	J&J Snack Foods Corp.	55,283
304	John B Sanfilippo & Son Inc.	25,113
5,565	Lamb Weston Holdings Inc.	268,177
163	Lifeway Foods Inc.*	3,612

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

CONSUMER STAPLES — 3.0% — (continued)

Food Products — 0.5% — (continued)
630	Limoneira Co.	$8,877
67,392	Magnum Ice Cream Co. NV (The)*	1,069,511
1,209	Mama’s Creations Inc.*	20,722
858	Marzetti Co. (The)	141,004
1,596	Mission Produce Inc.*	22,647
1,632	Pilgrim’s Pride Corp.	70,437
2,006	Post Holdings Inc.*	213,238
10	Seaboard Corp.	51,327
167	Seneca Foods Corp., Class A Shares*	23,210
3,938	Simply Good Foods Co. (The)*	67,182
2,014	Smithfield Foods Inc.	50,108
3,519	SunOpta Inc.*	22,803
724	Tootsie Roll Industries Inc.	30,575
29,632	TreeHouse Foods Inc.*(b)#	57,190
2,930	Utz Brands Inc.	27,220
1,383	Vital Farms Inc.*	29,168
1,319	Westrock Coffee Co.*	5,830

	Total Food Products	3,545,342

Household Products — 0.3%
448	Central Garden & Pet Co.*	17,557
2,228	Central Garden & Pet Co., Class A Shares*	76,955
2,742	Energizer Holdings Inc.	59,200
400	Oil-Dri Corp. of America	27,136
2,451	Reynolds Consumer Products Inc.	60,809
1,050	Spectrum Brands Holdings Inc.	82,299
5,985	WD-40 Co.	1,425,627

	Total Household Products	1,749,583

Personal Care Products — 0.1%
3,042	Beauty Health Co. (The)*	3,164
5,193	BellRing Brands Inc.*	95,499
16,031	Coty Inc., Class A Shares*	40,238
2,085	Edgewell Personal Care Co.	47,413
2,273	elf Beauty Inc.*	209,230
4,000	Herbalife Ltd.*	78,080
3,123	Honest Co., Inc. (The)*	8,744
770	Interparfums Inc.	77,601
412	Medifast Inc.*	4,338
462	Nature’s Sunshine Products Inc.*	12,788
2,063	Niagen Bioscience Inc.*	10,418
1,812	Nu Skin Enterprises Inc., Class A Shares	15,366
5,174	Olaplex Holdings Inc.*	8,330
416	USANA Health Sciences Inc.*	8,952

	Total Personal Care Products	620,161

Tobacco — 0.0%@
2,958	Ispire Technology Inc.*	6,952
688	Turning Point Brands Inc.	94,249
1,051	Universal Corp.	56,470

	Total Tobacco	157,671

	TOTAL CONSUMER STAPLES	21,911,842

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

ENERGY — 4.4%

Energy Equipment & Services — 1.9%
7,149	Archrock Inc.	$252,574
2,951	Atlas Energy Solutions Inc., Class A Shares	28,418
10,916	Borr Drilling Ltd.*	66,915
1,190	Bristow Group Inc.*	56,763
2,843	Cactus Inc., Class A Shares	153,522
1,752	Core Laboratories Inc.	30,818
699	DMC Global Inc.*	4,117
4,363	Expro Group Holdings NV*	77,923
767	Flowco Holdings Inc., Class A Shares	17,304
302	Forum Energy Technologies Inc.*	17,525
6,400	Helix Energy Solutions Group Inc.*	58,816
3,999	Helmerich & Payne Inc.	140,845
18,928	Innovex International Inc.*	498,753
6,678	ION Geophysical Corp.*(b)#	–
3,546	Kodiak Gas Services Inc.	193,505
6,700	Liberty Energy Inc., Class A Shares	188,203
720	Nabors Industries Ltd.*	56,246
2,641	National Energy Services Reunited Corp.*	66,157
395	Natural Gas Services Group Inc.	15,113
5,172	Noble Corp. PLC	234,964
15,127	NOV Inc.	306,473
4,144	Oceaneering International Inc.*	147,112
2,491	Oil States International Inc.*	32,607
77,042	Patterson-UTI Energy Inc.	655,627
852	ProFrac Holding Corp., Class A Shares*	4,217
3,269	ProPetro Holding Corp.*	39,653
585	Ranger Energy Services Inc., Class A Shares	10,191
3,435	RPC Inc.	19,957
769	SEACOR Marine Holdings Inc.*	5,891
2,754	Seadrill Ltd.*	120,846
3,729	Select Water Solutions Inc., Class A Shares	50,975
1,819	Solaris Energy Infrastructure Inc., Class A Shares	90,277
109,844	TechnipFMC PLC	7,283,756
218,743	TETRA Technologies Inc.*	1,894,314
2,038	Tidewater Inc.*	161,858
41,035	Transocean Ltd.*	265,907
2,641	Valaris Ltd.*	253,140
2,991	Weatherford International PLC	315,431

	Total Energy Equipment & Services	13,816,713

Oil, Gas & Consumable Fuels — 2.5%
13,977	Antero Midstream Corp.	314,203
12,091	Antero Resources Corp.*	445,070
15,192	APA Corp.	461,381
1,636	Ardmore Shipping Corp.	26,798
907	BKV Corp.*	28,416
2,991	California Resources Corp.	175,990
2,712	Calumet Inc.*	73,116
714	Centrus Energy Corp., Class A Shares*	144,649
2,364	Chord Energy Corp.	256,187
6,419	Clean Energy Fuels Corp.*	14,507
46,030	CNX Resources Corp.*	1,923,133
3,002	Comstock Resources Inc.*	58,869
2,142	Core Natural Resources Inc.	175,815
10,365	Crescent Energy Co., Class A Shares	120,856

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

ENERGY — 4.4% — (continued)

Oil, Gas & Consumable Fuels — 2.5% — (continued)
1,379	CVR Energy Inc.	$33,317
2,373	Delek US Holdings Inc.	90,435
36,066	Devon Energy Corp.	1,569,953
5,653	DHT Holdings Inc.	110,177
2,432	Diversified Energy Co.	33,464
1,683	Dorian LPG Ltd.	62,254
4,282	DT Midstream Inc.	594,513
7,149	Encore Energy Corp.*	19,302
9,841	Energy Fuels Inc.*	209,810
1,066	Evolution Petroleum Corp.	4,765
944	Excelerate Energy Inc., Class A Shares	37,996
1,152	FLEX LNG Ltd.(a)	31,473
1,005	FutureFuel Corp.	4,342
13,649	Gevo Inc.*(a)	24,841
4,096	Golar LNG Ltd.	182,108
1,949	Granite Ridge Resources Inc.	9,862
2,989	Green Plains Inc.*	41,039
653	Gulfport Energy Corp.*	136,255
6,647	HF Sinclair Corp.	332,416
529	Infinity Natural Resources Inc., Class A Shares*	8,781
1,726	International Seaways Inc.	130,365
1,845	Kinetik Holdings Inc., Class A Shares	83,929
21,548	Kosmos Energy Ltd.*	50,207
884	Lightbridge Corp.*	11,430
57,650	Magnolia Oil & Gas Corp., Class A Shares	1,603,823
31,526	Matador Resources Co.	1,620,436
5,644	Murphy Oil Corp.	187,099
101	NACCO Industries Inc., Class A Shares	5,795
1,753	Navigator Holdings Ltd.	36,848
8,812	New Fortress Energy Inc., Class A Shares*(a)	9,605
6,331	NextDecade Corp.*	34,124
8,222	Nordic American Tankers Ltd.	47,112
43,453	Northern Oil & Gas Inc.	1,198,868
11,917	Ovintiv Inc.	602,881
2,114	Par Pacific Holdings Inc.*	90,204
3,461	PBF Energy Inc., Class A Shares	123,212
5,038	Peabody Energy Corp.	158,899
107,422	Permian Resources Corp., Class A Shares	1,964,748
9,820	Range Resources Corp.	405,370
1,200	REX American Resources Corp.*	42,672
422	Riley Exploration Permian Inc.	12,170
3,181	Sable Offshore Corp.*	26,243
1,525	SandRidge Energy Inc.	26,733
1,895	Scorpio Tankers Inc.	149,857
5,641	SFL Corp., Ltd., Class B Shares	62,107
10,252	SM Energy Co.	237,129
5,497	Talos Energy Inc.*	67,338
2,027	Teekay Corp., Ltd.	26,250
913	Teekay Tankers Ltd., Class A Shares	71,461
65,730	Uranium Energy Corp.*	1,007,641
4,067	VAALCO Energy Inc.	20,945
7,020	Viper Energy Inc., Class A Shares	326,711
1,234	Vitesse Energy Inc.	23,829
3,524	W&T Offshore Inc.	9,339
2,129	World Kinect Corp.	53,119

	Total Oil, Gas & Consumable Fuels	18,284,592

	TOTAL ENERGY	32,101,305

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

FINANCIALS — 12.2%

Banks — 5.4%
852	1st Source Corp.	$57,093
385	ACNB Corp.	19,404
964	Amalgamated Financial Corp.	37,104
1,512	Amerant Bancorp Inc., Class A Shares	32,281
2,861	Ameris Bancorp	222,185
326	Ames National Corp.	8,805
663	Arrow Financial Corp.	22,085
7,103	Associated Banc-Corp.	187,590
5,952	Atlantic Union Bankshares Corp.	220,581
2,231	Axos Financial Inc.*	193,695
77,052	Banc of California Inc.	1,423,150
898	BancFirst Corp.	98,780
1,749	Bancorp Inc. (The)*	91,805
368	Bank First Corp.	49,559
1,543	Bank of Hawaii Corp.	116,913
650	Bank of Marin Bancorp	16,178
1,666	Bank of NT Butterfield & Son Ltd. (The)	84,550
4,425	Bank OZK	206,028
194	Bank7 Corp.	7,892
3,184	BankUnited Inc.	148,693
327	Bankwell Financial Group Inc.	15,271
1,483	Banner Corp.	87,275
756	Bar Harbor Bankshares	24,389
427	Baycom Corp.	12,554
798	BCB Bancorp Inc.	6,384
3,383	Beacon Financial Corp.	100,610
936	Blue Foundry Bancorp*	12,336
998	BOK Financial Corp.	125,469
835	Bridgewater Bancshares Inc.*	15,264
516	Burke & Herbert Financial Services Corp.	33,251
1,261	Business First Bancshares Inc.	34,425
1,350	Byline Bancorp Inc.	42,120
853	California BanCorp	15,618
781	Camden National Corp.	36,051
378	Capital Bancorp Inc.	11,117
618	Capital City Bank Group Inc.	26,478
5,983	Capitol Federal Financial Inc.	42,958
965	Carter Bankshares Inc.*	20,111
2,971	Cathay General Bancorp	147,688
770	Central Pacific Financial Corp.	24,525
154	Chemung Financial Corp.	8,550
896	ChoiceOne Financial Services Inc.	25,644
635	Citizens & Northern Corp.	14,262
177	Citizens Financial Services Inc.	10,631
549	City Holding Co.	65,864
679	Civista Bancshares Inc.	16,167
1,233	CNB Financial Corp.	34,536
535	Coastal Financial Corp.*	39,692
731	Colony Bankcorp Inc.	14,496
12,362	Columbia Banking System Inc.	351,699
1,021	Columbia Financial Inc.*	18,276
5,351	Commerce Bancshares Inc.	272,847
2,234	Community Financial System Inc.	135,269
731	Community Trust Bancorp Inc.	43,889
743	Community West Bancshares	17,260

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

FINANCIALS — 12.2% — (continued)

Banks — 5.4% — (continued)
1,971	ConnectOne Bancorp Inc.	$52,291
2,681	Cullen/Frost Bankers Inc.	370,568
1,278	Customers Bancorp Inc.*	86,188
5,837	CVB Financial Corp.	112,246
1,876	Dime Community Bancshares Inc.	60,689
1,275	Eagle Bancorp Inc.	32,449
23,018	East West Bancorp Inc.	2,519,320
9,366	Eastern Bankshares Inc.	183,199
1,535	Enterprise Financial Services Corp.	87,648
738	Equity Bancshares Inc., Class A Shares	33,121
286	Esquire Financial Holdings Inc.	28,880
525	Farmers & Merchants Bancorp Inc.	13,577
1,573	Farmers National Banc Corp.	20,339
1,789	FB Financial Corp.	97,840
186	Fidelity D&D Bancorp Inc.	8,156
811	Financial Institutions Inc.	25,449
50,935	First Bancorp	1,137,913
1,230	First Bank	19,582
3,826	First Busey Corp.	97,027
294	First Business Financial Services Inc.	16,067
781	First Citizens BancShares Inc., Class A Shares	1,482,455
4,785	First Commonwealth Financial Corp.	83,881
599	First Community Bankshares Inc.	23,439
4,032	First Financial Bancorp	113,178
5,492	First Financial Bankshares Inc.	169,868
613	First Financial Corp.	38,840
2,380	First Foundation Inc.*	13,971
32,113	First Hawaiian Inc.	795,118
21,108	First Horizon Corp.	502,159
310	First Internet Bancorp	6,287
3,799	First Interstate BancSystem Inc., Class A Shares	131,483
2,423	First Merchants Corp.	94,691
1,029	First Mid Bancshares Inc.	42,199
320	First Western Financial Inc.*	8,093
462	Firstsun Capital Bancorp*	16,849
742	Five Star Bancorp	28,886
93,866	Flagstar Bank N.A.	1,191,160
1,038	Flushing Financial Corp.	16,016
15,387	FNB Corp.	261,425
280	FS Bancorp Inc.	11,063
7,749	Fulton Financial Corp.	158,467
686	FVCBankcorp Inc.	10,592
397	GBank Financial Holdings Inc.*	11,993
1,589	German American Bancorp Inc.	65,689
18,080	Glacier Bancorp Inc.	822,459
351	Great Southern Bancorp Inc.	21,597
266	Greene County Bancorp Inc.	5,871
3,719	Hancock Whitney Corp.	244,747
1,315	Hanmi Financial Corp.	34,335
644	HBT Financial Inc.	17,362
3,032	Heritage Commerce Corp.	37,688
1,343	Heritage Financial Corp.	35,469
2,345	Hilltop Holdings Inc.	87,773
65	Hingham Institution For Savings The	18,143
295	Home Bancorp Inc.	17,435

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

FINANCIALS — 12.2% — (continued)

Banks — 5.4% — (continued)
8,168	Home BancShares Inc.	$224,293
830	HomeTrust Bancshares Inc.	34,976
5,260	Hope Bancorp Inc.	59,228
3,307	Horizon Bancorp Inc.	55,690
156,403	Huntington Bancshares Inc.	2,627,570
18,766	Independent Bank Corp.	1,425,597
2,251	International Bancshares Corp.	151,065
433	Investar Holding Corp.	12,224
587	John Marshall Bancorp Inc.	11,270
2,369	Kearny Financial Corp.	18,123
1,074	Lakeland Financial Corp.	62,389
564	LCNB Corp.	9,582
1,077	LINKBANCORP Inc.	9,316
1,667	Live Oak Bancshares Inc.	60,462
1,654	Mechanics Bancorp, Class A Shares	23,586
830	Mercantile Bank Corp.	42,878
818	Metrocity Bankshares Inc.	22,986
409	Metropolitan Bank Holding Corp.	34,417
807	Mid Penn Bancorp Inc.	25,961
304	Middlefield Banc Corp.	10,236
719	Midland States Bancorp Inc.	15,911
430	MVB Financial Corp.	11,610
1,593	National Bank Holdings Corp., Class A Shares	63,704
273	National Bankshares Inc.	10,251
1,643	NB Bancorp Inc.	35,062
2,224	NBT Bancorp Inc.	95,009
732	Nicolet Bankshares Inc.	111,820
274	Northeast Bank	30,381
533	Northeast Community Bancorp Inc.	12,899
1,560	Northfield Bancorp Inc.	20,810
543	Northpointe Bancshares Inc.	9,807
920	Northrim BanCorp Inc.	21,611
5,997	Northwest Bancshares Inc.	74,663
297	Norwood Financial Corp.	8,631
236	Oak Valley Bancorp	7,552
2,595	OceanFirst Financial Corp.	46,866
1,820	OFG Bancorp	72,946
14,434	Old National Bancorp	333,425
2,497	Old Second Bancorp Inc.	49,016
533	Orange County Bancorp Inc.	17,701
1,327	Origin Bancorp Inc.	55,203
770	Orrstown Financial Services Inc.	27,674
612	Park National Corp.	100,692
1,059	Pathward Financial Inc.	96,147
540	PCB Bancorp	12,074
660	Peapack Gladstone Financial Corp.	22,103
1,514	Peoples Bancorp Inc.	48,857
222	Peoples Bancorp of North Carolina Inc.	8,483
386	Peoples Financial Services Corp.	20,690
6,225	Pinnacle Financial Partners Inc.	564,981
545	Pioneer Bancorp Inc.*	7,690
238	Plumas Bancorp	11,971
668	Ponce Financial Group Inc.*	10,855
2,770	Popular Inc.	374,947
386	Preferred Bank	33,860

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

FINANCIALS — 12.2% — (continued)

Banks — 5.4% — (continued)
950	Primis Financial Corp.	$12,550
209	Princeton Bancorp Inc.	7,100
3,778	Prosperity Bancshares Inc.	265,858
4,607	Provident Financial Services Inc.	96,931
655	QCR Holdings Inc.	56,658
762	RBB Bancorp	16,383
182	Red River Bancshares Inc.	16,143
3,838	Renasant Corp.	144,501
365	Republic Bancorp Inc., Class A Shares	25,185
1,645	S&T Bancorp Inc.	68,777
3,747	Seacoast Banking Corp. of Florida	116,607
2,147	ServisFirst Bancshares Inc.	173,928
1,970	Shore Bancshares Inc.	36,603
564	Sierra Bancorp	20,293
6,252	Simmons First National Corp., Class A Shares	124,477
657	SmartFinancial Inc.	25,761
524	South Plains Financial Inc.	21,463
313	Southern First Bancshares Inc.*	17,478
384	Southern Missouri Bancorp Inc.	23,773
1,226	Southside Bancshares Inc.	38,398
4,440	SouthState Bank Corp.	438,095
1,985	Stellar Bancorp Inc.	74,755
1,036	Sterling Bancorp Inc.*(b)#	–
1,121	Stock Yards Bancorp Inc.	71,901
37,570	Texas Capital Bancshares Inc.*	3,580,421
2,222	TFS Financial Corp.	31,152
458	Third Coast Bancshares Inc.*	18,141
317	Timberland Bancorp Inc.	12,071
684	Tompkins Financial Corp.	52,470
2,971	Towne Bank	101,786
1,489	TriCo Bancshares	71,144
972	Triumph Financial Inc.*	54,296
802	TrustCo. Bank Corp. NY	34,783
2,415	Trustmark Corp.	102,855
15,715	UMB Financial Corp.	1,821,054
5,972	United Bankshares Inc.	246,644
5,107	United Community Banks Inc.	164,292
317	Unity Bancorp Inc.	16,861
1,274	Univest Financial Corp.	42,743
482	USCB Financial Holdings Inc.	9,124
20,128	Valley National Bancorp	253,814
198	Virginia National Bankshares Corp.	7,667
42,951	WaFd Inc.	1,338,353
851	Washington Trust Bancorp Inc.	28,670
7,009	Webster Financial Corp.	505,559
3,908	WesBanco Inc.	136,272
761	West BanCorp Inc.	18,530
904	Westamerica BanCorp	45,788
4,523	Western Alliance Bancorp	363,287
24,040	Wintrust Financial Corp.	3,463,202
2,279	WSFS Financial Corp.	144,739
6,184	Zions Bancorp NA	354,220

	Total Banks	39,051,884

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

FINANCIALS — 12.2% — (continued)

Capital Markets — 2.2%
1,136	Acadian Asset Management Inc.	$61,185
1,209	Affiliated Managers Group Inc.	370,172
1,313	AlTi Global Inc.*	5,817
2,540	Artisan Partners Asset Management Inc., Class A Shares	102,311
15,204	BGC Group Inc., Class A Shares	144,742
1,353	Bullish*	42,471
10,957	Carlyle Group Inc. (The)	569,654
2,673	Cboe Global Markets Inc.	801,152
1,115	Cohen & Steers Inc.	74,560
94	Diamond Hill Investment Group Inc.	16,156
7,122	DigitalBridge Group Inc.	110,035
1,059	Donnelley Financial Solutions Inc.*	52,696
1,541	Evercore Inc., Class A Shares	475,922
1,571	FactSet Research Systems Inc.	340,609
395	Forge Global Holdings Inc.*	17,775
12,915	Franklin Resources Inc.	342,764
730	Freedom Holding Corp.*	87,724
2,296	GCM Grosvenor Inc., Class A Shares	26,588
12,109	Hamilton Lane Inc., Class A Shares	1,270,718
17,899	Houlihan Lokey Inc., Class A Shares	2,931,319
78,377	Invesco Ltd.	2,058,180
5,377	Janus Henderson Group PLC	280,142
6,518	Jefferies Financial Group Inc.	289,399
3,855	Lazard Inc., Class A Shares	195,063
2,179	Marex Group PLC	94,699
1,505	MarketAxess Holdings Inc.	288,960
978	Miami International Holdings Inc.*	41,663
2,335	Moelis & Co., Class A Shares	138,606
951	Morningstar Inc.	174,166
3,688	Open Lending Corp.*	4,905
2,788	Patria Investments Ltd., Class A Shares	36,579
2,966	Perella Weinberg Partners, Class A Shares	54,901
739	Piper Sandler Cos.	218,411
986	PJT Partners Inc., Class A Shares	145,612
1,947	Ridgepost Capital Inc., Class A Shares	15,712
4,244	SEI Investments Co.	345,122
575	Silvercrest Asset Management Group Inc., Class A Shares	8,743
25,543	StepStone Group Inc., Class A Shares	1,101,925
23,369	Stifel Financial Corp.	1,730,474
2,032	StoneX Group Inc.*	259,080
5,583	TPG Inc., Class A Shares	242,414
1,873	Victory Capital Holdings Inc., Class A Shares	129,574
3,291	Virtu Financial Inc., Class A Shares	136,280
305	Virtus Investment Partners Inc.	42,200
12,067	Webull Corp.*	70,109
5,433	WisdomTree Inc.	92,959
16,829	XP Inc., Class A Shares	362,328

	Total Capital Markets	16,402,576

Consumer Finance — 0.9%
11,561	Ally Financial Inc.	455,966
210	Atlanticus Holdings Corp.*	10,985
11,231	Bread Financial Holdings Inc.	795,829
440	Consumer Portfolio Services Inc.*	3,564
186	Credit Acceptance Corp.*	88,011

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

FINANCIALS — 12.2% — (continued)

Consumer Finance — 0.9% — (continued)
440	Dave Inc.*	$85,039
996	Encore Capital Group Inc.*	68,017
1,001	Enova International Inc.*	139,189
1,530	Figure Technology Solutions Inc., Class A Shares*(a)	38,678
12,934	FirstCash Holdings Inc.	2,493,546
2,490	Green Dot Corp., Class A Shares*	28,784
65,488	LendingClub Corp.*	976,426
553	LendingTree Inc.*	20,666
944	Medallion Financial Corp.	9,525
3,198	Navient Corp.	28,110
455	Nelnet Inc., Class A Shares	58,904
2,001	NerdWallet Inc., Class A Shares*	21,711
4,992	OneMain Holdings Inc., Class A Shares	274,660
717	OppFi Inc.	6,582
1,531	PRA Group Inc.*	24,113
1,561	PROG Holdings Inc.	54,963
351	Regional Management Corp.	11,169
8,785	SLM Corp.	164,631
51,393	SoFi Technologies Inc.*	912,740
3,488	Upstart Holdings Inc.*	94,978
118	World Acceptance Corp.*	15,916

	Total Consumer Finance	6,882,702

Financial Services — 1.2%
1,324	Acacia Research Corp.*	5,548
11,534	Affirm Holdings Inc., Class A Shares*	541,867
875	Alerus Financial Corp.	20,860
1,317	Banco Latinoamericano de Comercio Exterior SA, Class E Shares	65,889
8,708	Burford Capital Ltd.	73,496
2,626	Cannae Holdings Inc.	32,037
2,353	Cantaloupe Inc.*	24,565
573	Cass Information Systems Inc.	25,430
2,987	Compass Diversified Holdings	22,373
1,453	Enact Holdings Inc.	60,794
11,232	Equitable Holdings Inc.	451,751
3,963	Essent Group Ltd.	241,109
1,754	Euronet Worldwide Inc.*	121,991
2,792	EVERTEC Inc.	79,042
378	Federal Agricultural Mortgage Corp., Class C Shares	59,595
4,908	Flywire Corp.*	60,417
51,542	HA Sustainable Infrastructure Capital Inc.	1,882,314
1,192	International Money Express Inc.*	18,810
3,036	Jack Henry & Associates Inc.	493,229
2,557	Jackson Financial Inc., Class A Shares	279,940
15,966	Marqeta Inc., Class A Shares*	61,309
1,069	Merchants Bancorp	45,197
9,305	MGIC Investment Corp.	246,862
41,137	NCR Atleos Corp.*	1,821,546
1,765	NewtekOne Inc.	21,674
3,295	NMI Holdings Inc., Class A Shares*	129,526
214	Onity Group Inc.*	8,969
7,193	Pagseguro Digital Ltd., Class A Shares	76,318
11,857	Payoneer Global Inc.*	51,222
1,252	Paysafe Ltd.*	7,838
1,759	Paysign Inc.*	6,244
1,207	PennyMac Financial Services Inc.	110,959

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

FINANCIALS — 12.2% — (continued)

Financial Services — 1.2% — (continued)
1,787	Priority Technology Holdings Inc.*	$9,918
5,594	Radian Group Inc.	193,105
7,243	Remitly Global Inc.*	120,958
3,464	Repay Holdings Corp., Class A Shares*	9,630
664	Sezzle Inc.*	48,439
2,831	Shift4 Payments Inc., Class A Shares*(a)	124,762
10,288	StoneCo Ltd., Class A Shares*	172,838
6,705	UWM Holdings Corp.	29,569
342	Velocity Financial Inc.*	6,358
4,009	Voya Financial Inc.	268,122
14,131	Walker & Dunlop Inc.	650,167
713	Waterstone Financial Inc.	12,699
12,906	Western Union Co. (The)	124,285
1,403	WEX Inc.*	209,314

	Total Financial Services	9,128,885

Insurance — 2.1%
1,058	Abacus Global Management Inc.	9,660
930	American Coastal Insurance Corp.	10,593
13,663	American Financial Group Inc.	1,816,906
872	AMERISAFE Inc.	28,366
2,128	Assurant Inc.	488,568
2,022	Assured Guaranty Ltd.	174,317
3,295	Axis Capital Holdings Ltd.	348,347
2,867	Baldwin Insurance Group Inc. (The), Class A Shares*	66,600
619	Bowhead Specialty Holdings Inc.*	15,679
2,425	Brighthouse Financial Inc.*	145,451
4,420	CNO Financial Group Inc.	184,800
1,901	Crawford & Co., Class A Shares	20,455
806	Donegal Group Inc., Class A Shares	14,202
977	Employers Holdings Inc.	40,399
1,740	Everest Group Ltd.	583,753
1,526	F&G Annuities & Life Inc.	34,564
2,591	Fidelis Insurance Holdings Ltd.	49,384
4,099	First American Financial Corp.	287,381
17,866	Genworth Financial Inc., Class A Shares*	150,789
3,483	Globe Life Inc.	505,941
999	Goosehead Insurance Inc., Class A Shares*	54,146
710	Greenlight Capital Re Ltd., Class A Shares*	10,075
2,042	Hamilton Insurance Group Ltd., Class B Shares*	64,507
12,562	Hanover Insurance Group Inc. (The)	2,269,074
438	HCI Group Inc.	77,272
960	Heritage Insurance Holdings Inc.*	26,755
754	Hippo Holdings Inc.*	21,685
1,798	Horace Mann Educators Corp.	78,231
61	Investors Title Co.	14,085
1,534	James River Group Holdings Inc.	10,738
2,615	Kemper Corp.	84,517
681	Kingsway Financial Services Inc.*	8,335
920	Kinsale Capital Group Inc.	358,496
2,566	Lemonade Inc.*	132,765
6,224	Lincoln National Corp.	213,483
1,651	MBIA Inc.*	10,814
1,181	Mercury General Corp.	106,975
380	NI Holdings Inc.*	5,046
1,747	Octave Specialty Group Inc.*	9,346

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

FINANCIALS — 12.2% — (continued)

Insurance — 2.1% — (continued)
9,853	Old Republic International Corp.	$422,398
8,011	Oscar Health Inc., Class A Shares*	109,270
20,018	Palomar Holdings Inc.*	2,476,427
1,444	Primerica Inc.	366,285
2,037	ProAssurance Corp.*	50,008
2,760	Reinsurance Group of America Inc., Class A Shares	595,415
1,924	RenaissanceRe Holdings Ltd.	581,933
3,530	RLI Corp.	219,990
502	Root Inc., Class A Shares*	26,044
4,386	Ryan Specialty Holdings Inc., Class A Shares	172,589
673	Safety Insurance Group Inc.	52,245
2,526	Selective Insurance Group Inc.	212,285
9,663	Selectquote Inc.*	8,311
2,721	SiriusPoint Ltd.*	57,522
1,595	Skyward Specialty Insurance Group Inc.*	74,120
1,547	Slide Insurance Holdings Inc.*	29,393
1,192	Stewart Information Services Corp.	84,620
1,016	Tiptree Inc.	17,302
1,782	Trupanion Inc.*	47,294
790	United Fire Group Inc.	30,699
1,277	Universal Insurance Holdings Inc.	44,912
7,308	Unum Group	524,203
107	White Mountains Insurance Group Ltd.	237,595

	Total Insurance	14,973,360

Mortgage Real Estate Investment Trusts (REITs) — 0.4%
4,100	Adamas Trust Inc.	33,784
44,989	AGNC Investment Corp.	504,327
560	Angel Oak Mortgage REIT Inc.	4,805
28,668	Annaly Capital Management Inc.	666,244
6,248	Apollo Commercial Real Estate Finance Inc.	66,229
5,912	Arbor Realty Trust Inc.	46,882
1,995	Ares Commercial Real Estate Corp.	10,015
4,447	ARMOUR Residential REIT Inc.	79,824
6,931	Blackstone Mortgage Trust Inc., Class A Shares	133,145
5,674	BrightSpire Capital Inc., Class A Shares	32,966
619	Chicago Atlantic Real Estate Finance Inc.	7,521
3,594	Chimera Investment Corp.	48,914
3,170	Claros Mortgage Trust Inc.*	7,576
7,070	Dynex Capital Inc.	99,192
4,311	Ellington Financial Inc.	53,543
3,528	Franklin BSP Realty Trust Inc.	32,211
3,910	Invesco Mortgage Capital Inc.	32,961
2,073	KKR Real Estate Finance Trust Inc.	14,407
5,133	Ladder Capital Corp., Class A Shares	53,229
4,624	MFA Financial Inc.	46,749
287	Nexpoint Real Estate Finance Inc.	4,164
6,634	Orchid Island Capital Inc.	49,357
3,867	PennyMac Mortgage Investment Trust	47,409
6,373	Ready Capital Corp.	11,790
6,127	Redwood Trust Inc.	37,068
23,393	Rithm Capital Corp.	235,100
1,144	Seven Hills Realty Trust	9,793
14,666	Starwood Property Trust Inc.	261,201
958	TPG Mortgage Investment Trust Inc.	7,750
3,289	TPG RE Finance Trust Inc.	27,825

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

FINANCIALS — 12.2% — (continued)

Mortgage Real Estate Investment Trusts (REITs) — 0.4% — (continued)
4,906	Two Harbors Investment Corp.	$50,679

	Total Mortgage Real Estate Investment Trusts (REITs)	2,716,660

	TOTAL FINANCIALS	89,156,067

HEALTH CARE — 12.9%

Biotechnology — 5.5%
1,849	4D Molecular Therapeutics Inc.*	17,861
17,914	Abivax SA, ADR*	2,172,610
8,415	Absci Corp.*(a)	23,057
5,028	ACADIA Pharmaceuticals Inc.*	123,488
2,666	ADC Therapeutics SA*	10,931
132,603	ADMA Biologics Inc.*	2,064,629
870	Aduro Biotech Holdings Europe BV*(b)(e)	444
2,454	Agios Pharmaceuticals Inc.*	74,184
12,413	Akebia Therapeutics Inc.*	16,261
3,155	Akero Therapeutics Inc.*(b)	2,051
2,197	Aldeyra Therapeutics Inc.*	11,996
2,467	Alector Inc.*	5,995
6,657	Alkermes PLC*	200,376
5,063	Allogene Therapeutics Inc.*	14,075
2,654	Altimmune Inc.*	11,439
12,243	Amicus Therapeutics Inc.*	175,932
898	AnaptysBio Inc.*	49,435
3,701	Anavex Life Sciences Corp.*	16,395
530	Anika Therapeutics Inc.*	7,611
3,983	Annexon Inc.*	22,305
4,700	Apellis Pharmaceuticals Inc.*	98,512
1,619	Apogee Therapeutics Inc.*	113,330
5,603	Arbutus Biopharma Corp.*	26,110
1,448	Arcellx Inc.*	164,768
772	Arcturus Therapeutics Holdings Inc.*	6,354
3,051	Arcus Biosciences Inc.*	62,149
4,665	Arcutis Biotherapeutics Inc.*	125,815
10,244	Ardelyx Inc.*	67,098
1,107	ArriVent Biopharma Inc.*	25,428
5,508	Arrowhead Pharmaceuticals Inc.*	348,491
2,715	ARS Pharmaceuticals Inc.*	25,195
32,159	Ascendis Pharma AS, ADR*	7,509,126
481	Atrium Therapeutics Inc.*(b)	7,095
4,788	aTyr Pharma Inc.*	4,596
1,893	Aura Biosciences Inc.*	11,150
5,137	Aurinia Pharmaceuticals Inc.*	72,791
4,812	Avidity Biosciences Inc.*(e)	346,464
3,649	Avita Medical Inc.*	18,354
3,978	Beam Therapeutics Inc.*	113,214
1,663	Bicara Therapeutics Inc.*	27,905
10,061	BioCryst Pharmaceuticals Inc.*	88,034
3,739	Biohaven Ltd.*	43,073
6,636	Bridgebio Pharma Inc.*	441,161
150	Bright Minds Biosciences Inc.*	12,573
2,448	Candel Therapeutics Inc.*	12,852
1,420	Capricor Therapeutics Inc.*	39,661
1,647	Cardiff Oncology Inc.*	3,195
2,288	CareDx Inc.*	42,923
1,170	Caris Life Sciences Inc.*	23,564

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

HEALTH CARE — 12.9% — (continued)

Biotechnology — 5.5% — (continued)
4,865	Catalyst Pharmaceuticals Inc.*	$112,284
1,343	Celcuity Inc.*	150,027
2,808	Celldex Therapeutics Inc.*	84,493
2,454	CG oncology Inc.*	144,295
5,796	Cogent Biosciences Inc.*	225,175
4,788	Coherus Oncology Inc.*	7,996
4,848	Compass Therapeutics Inc.*	27,391
1,253	Contra Inhibrx Inc.*(b)(e)	2,080
1,599	Corvus Pharmaceuticals Inc.*	29,198
3,705	CRISPR Therapeutics AG*	222,819
1,892	Cullinan Therapeutics Inc.*	29,326
4,834	Cytokinetics Inc.*	300,771
3,172	Day One Biopharmaceuticals Inc.*	33,623
5,721	Denali Therapeutics Inc.*	121,171
1,220	Design Therapeutics Inc.*	12,737
911	Dianthus Therapeutics Inc.*	50,278
971	Discount Medicine Inc., Class A Shares*	64,688
4,967	Dyne Therapeutics Inc.*	77,585
3,076	Editas Medicine Inc.*	6,767
2,250	Emergent BioSolutions Inc.*	18,337
1,384	Enanta Pharmaceuticals Inc.*	19,791
930	Entrada Therapeutics Inc.*	11,095
6,356	Erasca Inc.*	86,823
7,829	Exact Sciences Corp.*	809,362
11,131	Exelixis Inc.*	490,432
4,506	Fate Therapeutics Inc.*	6,669
629	Fennec Pharmaceuticals Inc.*	5,340
784	Foghorn Therapeutics Inc.*	4,453
24,594	Geron Corp.*	41,318
7,614	Gossamer Bio Inc.*	3,235
1,473	GRAIL Inc.*	78,408
420	Greenwich Lifesciences Inc.*	11,642
4,806	Halozyme Therapeutics Inc.*	334,161
4,418	Heron Therapeutics Inc.*	5,257
3,532	Humacyte Inc.*	3,938
3,485	Ideaya Biosciences Inc.*	112,217
12,180	ImmunityBio Inc.*(a)	119,120
4,130	Immunome Inc.*	90,282
2,970	Immunovant Inc.*	82,358
377	Inhibrx Biosciences Inc.*	27,947
8,788	Insmed Inc.*	1,312,312
4,533	Intellia Therapeutics Inc.*	62,465
6,605	Ionis Pharmaceuticals Inc.*	535,996
12,703	Iovance Biotherapeutics Inc.*	49,034
7,543	Ironwood Pharmaceuticals Inc., Class A Shares*	25,797
3,631	Jade Biosciences Inc.	53,848
1,925	Janux Therapeutics Inc.*	26,199
1,371	KalVista Pharmaceuticals Inc.*	22,320
1,260	Keros Therapeutics Inc.*	17,879
1,361	Kodiak Sciences Inc.*	36,475
1,028	Krystal Biotech Inc.*	283,358
2,800	Kura Oncology Inc.*	24,444
2,365	Kymera Therapeutics Inc.*	216,043
1,886	Larimar Therapeutics Inc.*	10,015
49,124	Legend Biotech Corp., ADR*	933,356

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

HEALTH CARE — 12.9% — (continued)

Biotechnology — 5.5% — (continued)
2,153	Lexeo Therapeutics Inc.*	$15,459
2,847	Madrigal Pharmaceuticals Inc.*	1,229,904
12,658	MannKind Corp.*	41,518
1,516	MeiraGTx Holdings PLC*	11,461
5,419	MiMedx Group Inc.*	26,499
2,030	Mineralys Therapeutics Inc.*	59,398
1,673	Mirum Pharmaceuticals Inc.*	154,401
1,902	Monte Rosa Therapeutics Inc.*	33,760
3,344	Myriad Genetics Inc.*	15,416
4,074	Neurocrine Biosciences Inc.*	538,786
386	Neurogene Inc.*	9,067
19,640	Newamsterdam Pharma Co. NV*	696,434
2,097	Nkarta Inc.*	5,662
7,011	Novavax Inc.*	71,092
4,477	Nurix Therapeutics Inc.*	71,498
2,147	Nuvalent Inc., Class A Shares*	218,887
2,500	Olema Pharmaceuticals Inc.*	60,500
19	Oncternal Therapeutics Inc.*(b)(e)	–
2,782	Organogenesis Holdings Inc., Class A Shares*	8,930
2,472	ORIC Pharmaceuticals Inc.*	33,248
1,592	Oruka Therapeutics Inc.*	54,781
246	Palvella Therapeutics Inc.*	33,215
2,248	Perspective Therapeutics Inc.*	12,139
1,005	Praxis Precision Medicines Inc.*	338,434
7,302	Precigen Inc.*	27,675
4,780	Prime Medicine Inc.*	22,084
2,404	Protagonist Therapeutics Inc.*	221,360
1,505	Prothena Corp. PLC*	13,048
3,202	PTC Therapeutics Inc.*	218,344
2,183	Puma Biotechnology Inc.*	12,443
15,795	Recursion Pharmaceuticals Inc., Class A Shares*	57,968
1,711	REGENXBIO Inc.*	15,467
5,834	Relay Therapeutics Inc.*	59,857
2,834	Replimune Group Inc.*	21,680
23,621	Revolution Medicines Inc.*	2,409,814
2,639	Rezolute Inc.*	8,471
29,398	Rhythm Pharmaceuticals Inc.*	2,726,077
719	Rigel Pharmaceuticals Inc.*	24,978
3,318	Rocket Pharmaceuticals Inc.*	16,623
16,475	Roivant Sciences Ltd.*	476,787
6,931	Sana Biotechnology Inc.*	29,180
3,913	Sarepta Therapeutics Inc.*	65,582
10,271	Savara Inc.*	61,831
3,385	Scholar Rock Holding Corp.*	149,854
3,750	SELLAS Life Sciences Group Inc.*(a)	18,487
661	Sionna Therapeutics Inc.*	24,153
2,021	Soleno Therapeutics Inc.*	78,960
2,492	Solid Biosciences Inc.*	15,475
3,017	Spyre Therapeutics Inc.*	129,761
2,015	Stoke Therapeutics Inc.*	73,366
4,955	Summit Therapeutics Inc.*	82,203
3,718	Syndax Pharmaceuticals Inc.*	80,718
4,220	Tango Therapeutics Inc.*	47,011
8,966	Taysha Gene Therapies Inc.*	40,616
5,961	TG Therapeutics Inc.*	179,366

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

HEALTH CARE — 12.9% — (continued)

Biotechnology — 5.5% — (continued)
3,684	Travere Therapeutics Inc., Class Preferred Shares*	$109,746
2,510	Twist Bioscience Corp.*	117,769
1,058	Tyra Biosciences Inc.*	35,242
3,844	Ultragenyx Pharmaceutical Inc.*	89,911
1,780	United Therapeutics Corp.*	896,942
1,458	Upstream Bio Inc.*	11,197
1,388	UroGen Pharma Ltd.*	30,120
2,203	Vanda Pharmaceuticals Inc.*	19,629
55,963	Vaxcyte Inc.*	3,455,156
2,388	Vera Therapeutics Inc., Class A Shares*	97,407
3,260	Veracyte Inc.*	119,283
2,537	Verastem Inc.*	14,512
2,124	Vericel Corp.*	75,784
4,591	Viking Therapeutics Inc.*	155,359
4,601	Vir Biotechnology Inc.*	41,823
3,492	Viridian Therapeutics Inc.*	102,595
1,953	Voyager Therapeutics Inc.*	8,007
2,574	Xencor Inc.*	32,870
20,813	Xenon Pharmaceuticals Inc.*	899,746
322	XOMA Royalty Corp.*	8,221
623	Zenas Biopharma Inc.*	16,416
2,037	Zymeworks Inc.*	47,442

	Total Biotechnology	40,111,391

Health Care Equipment & Supplies — 2.8%
150,467	Accuray Inc.*	86,895
4,866	Alphatec Holdings Inc.*	66,275
1,510	AngioDynamics Inc.*	17,274
1,871	Artivion Inc.*	72,034
24,385	AtriCure Inc.*	762,275
1,628	Avanos Medical Inc.*	22,955
1,893	AxoGen Inc.*	60,065
1,629	Beta Bionics Inc.*	20,574
1,374	Bioventus Inc., Class A Shares*	12,064
8,604	Butterfly Network Inc., Class A Shares*	32,609
1,376	Ceribell Inc.*	25,690
6,314	Cerus Corp.*	16,164
1,175	ClearPoint Neuro Inc.*	14,770
8,910	CONMED Corp.	409,860
605	CVRx Inc.*	4,937
22,884	CytoSorbents Corp.*	17,220
1,722	Delcath Systems Inc.*	15,326
38,727	DENTSPLY SIRONA Inc.	568,512
2,224	Embecta Corp.	22,818
2,437	Enovis Corp.*	62,070
72,734	Envista Holdings Corp.*	2,124,560
2,335	Glaukos Corp.*	281,134
24,187	Globus Medical Inc., Class A Shares*	2,308,891
37,654	Haemonetics Corp.*	2,384,251
1,006	ICU Medical Inc.*	151,483
990	Inogen Inc.*	6,039
1,195	Inspire Medical Systems Inc.*	77,089
17,406	Integer Holdings Corp.*	1,508,752
58,214	Integra LifeSciences Holdings Corp.*	662,475
370	iRadimed Corp.	38,306
5,599	IRhythm Holdings Inc.*	748,866

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

HEALTH CARE — 12.9% — (continued)

Health Care Equipment & Supplies — 2.8% — (continued)
1,063	Kestra Medical Technologies Ltd.*	$24,747
2,808	Lantheus Holdings Inc.*	210,347
853	LeMaitre Vascular Inc.	92,278
2,310	LivaNova PLC*	163,086
17,699	Masimo Corp.*	3,103,520
2,422	Merit Medical Systems Inc.*	186,930
36,451	Neogen Corp.*	409,345
740	NeuroPace Inc.*	10,789
4,112	Novocure Ltd.*	56,211
1,891	Omnicell Inc.*	77,720
94,986	OraSure Technologies Inc.*	299,206
1,312	Orthofix Medical Inc.*	17,751
682	OrthoPediatrics Corp.*	13,074
1,008	Outset Medical Inc.*	3,518
1,584	Penumbra Inc.*	545,514
2,170	PROCEPT BioRobotics Corp.*	49,237
846	Pulse Biosciences Inc.*	15,846
44,731	QuidelOrtho Corp.*	1,017,183
1,838	RxSight Inc.*	13,748
143	Sanara Medtech Inc.*	2,923
1,976	SI-BONE Inc.*	30,668
1,632	Sight Sciences Inc.*	8,421
2,279	STAAR Surgical Co.*	45,352
1,944	Stereotaxis Inc.*	4,199
381	Strive Inc., Class A Shares*	3,025
906	Tactile Systems Technology Inc.*	26,537
2,843	Tandem Diabetes Care Inc.*	71,928
1,848	Teleflex Inc.	225,567
1,371	TransMedics Group Inc.*	199,151
1,716	Treace Medical Concepts Inc.*	3,192
308	UFP Technologies Inc.*	64,859
72	Utah Medical Products Inc.	4,796
52,205	Varex Imaging Corp.*	687,540

	Total Health Care Equipment & Supplies	20,290,441

Health Care Providers & Services — 2.5%
53,247	Acadia Healthcare Co., Inc.*	1,248,110
2,933	Accendra Health Inc.*	7,098
4,424	AdaptHealth Corp., Class A Shares*	40,480
757	Addus HomeCare Corp.*	78,372
12,962	agilon health Inc.*	7,638
7,284	Alignment Healthcare Inc.*	139,998
1,780	AMN Healthcare Services Inc.*	34,674
1,054	Ardent Health Inc.*	9,897
1,839	Astrana Health Inc.*	37,387
3,020	Aveanna Healthcare Holdings Inc.*	22,227
4,648	BrightSpring Health Services Inc.*	192,567
9,669	Brookdale Senior Living Inc.*	147,936
1,232	Castle Biosciences Inc.*	36,430
584	Chemed Corp.	239,446
17,895	Clover Health Investments Corp., Class A Shares*	37,401
5,286	Community Health Systems Inc.*	18,290
5,024	Concentra Group Holdings Parent Inc.	120,375
1,152	CorVel Corp.*	59,420
1,226	Cross Country Healthcare Inc.*	10,666
1,565	DaVita Inc.*	244,609

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

HEALTH CARE — 12.9% — (continued)

Health Care Providers & Services — 2.5% — (continued)
3,686	DocGo Inc.*	$2,647
15,603	Encompass Health Corp.	1,683,252
2,014	Enhabit Inc.*	27,411
2,355	Ensign Group Inc. (The)	504,370
726	Fulgent Genetics Inc.*	11,130
19,732	GeneDx Holdings Corp., Class A Shares*	1,572,838
23,945	Guardant Health Inc.*	2,248,435
860	Guardian Pharmacy Services Inc., Class A Shares*	28,819
23,868	HealthEquity Inc.*	1,825,663
4,376	Henry Schein Inc.*	360,539
8,613	Hims & Hers Health Inc.*	125,061
1,243	Innovage Holding Corp.*	11,137
424	Joint Corp. (The)*	3,731
7,247	LifeStance Health Group Inc.*	52,468
2,009	Nano-X Imaging Ltd.*	4,761
550	National HealthCare Corp.	89,925
496	National Research Corp.	6,651
5,513	NeoGenomics Inc.*	54,193
137	Nutex Health Inc.*	15,133
24,461	OPKO Health Inc.*	29,353
40,935	Option Care Health Inc.*	1,328,750
1,824	PACS Group Inc.*	66,594
3,715	Pediatrix Medical Group Inc.*	73,743
1,488	Pennant Group Inc. (The)*	50,160
4,874	Privia Health Group Inc.*	115,757
2,988	Progyny Inc.*	52,858
17,844	RadNet Inc.*	1,245,690
4,537	Select Medical Holdings Corp.	67,919
183	Sonida Senior Living Inc.*	6,568
2,589	Strata Critical Medical Inc.*	11,081
3,238	Surgery Partners Inc.*	50,189
6,820	Talkspace Inc.*	32,872
12,903	Tenet Healthcare Corp.*	3,088,849
2,246	Universal Health Services Inc., Class B Shares	462,901
657	US Physical Therapy Inc.	54,505
1,122	Viemed Healthcare Inc.*	9,761

	Total Health Care Providers & Services	18,108,735

Health Care Technology — 0.0%@
5,075	Certara Inc.*	35,931
409	Claritev Corp., Class A Shares*	5,509
2,148	Definitive Healthcare Corp., Class A Shares*	2,749
5,511	Doximity Inc., Class A Shares*	135,185
4,973	Evolent Health Inc., Class A Shares*	16,162
2,001	Health Catalyst Inc.*	3,242
1,106	HealthStream Inc.	23,480
1,085	HeartFlow Inc.*	25,129
1,315	LifeMD Inc.*	3,511
765	OptimizeRx Corp.*	5,799
2,350	Phreesia Inc.*	28,976
2,367	Schrodinger Inc.*	28,546
763	Simulations Plus Inc.*	9,331
7,241	Teladoc Health Inc.*	38,088
4,448	Waystar Holding Corp.*	114,091

	Total Health Care Technology	475,729

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

HEALTH CARE — 12.9% — (continued)

Life Sciences Tools & Services — 1.2%
4,801	10X Genomics Inc., Class A Shares*	$110,663
78,827	Adaptive Biotechnologies Corp.*	1,262,808
27,502	Avantor Inc.*	248,893
17,848	Azenta Inc.*	481,539
1,699	BioLife Solutions Inc.*	41,116
788	Bio-Rad Laboratories Inc., Class A Shares*	219,411
33,810	Bio-Techne Corp.	1,994,790
4,327	Bruker Corp.	173,556
6,399	Charles River Laboratories International Inc.*	1,142,157
2,694	Codexis Inc.*	2,721
1,543	CryoPort Inc.*	12,992
4,520	Cytek Biosciences Inc.*	20,250
3,906	Fortrea Holdings Inc.*	41,872
2,193	Ginkgo Bioworks Holdings Inc.*	14,803
9,347	ICON PLC, ADR*	1,010,785
789	Lifecore Biomedical Inc.*	5,681
4,400	Maravai LifeSciences Holdings Inc., Class A Shares*	15,664
3,837	MaxCyte Inc.*	3,113
941	Medpace Holdings Inc.*	425,106
208	Mesa Laboratories Inc.	20,086
2,956	OmniAb Inc.*	5,084
234	OmniAb Inc., Class CR3 Shares*(e)	–
234	OmniAb Inc., Class CR4 Shares*(e)	–
10,144	Pacific Biosciences of California Inc.*	17,042
2,210	Personalis Inc.*	20,023
8,445	QIAGEN NV	420,561
1,361	Quanterix Corp.*	8,914
4,548	Quantum-Si Inc.*	4,350
2,204	Repligen Corp.*	283,721
9,116	Sotera Health Co.*	148,135
148,793	Standard BioTools Inc.*	168,136
4,104	Tempus AI Inc., Class A Shares*	218,538

	Total Life Sciences Tools & Services	8,542,510

Pharmaceuticals — 0.9%
2,077	Alumis Inc.*	61,666
99,307	Amneal Pharmaceuticals Inc.*	1,371,430
1,442	Amphastar Pharmaceuticals Inc.*	29,172
3,920	Amylyx Pharmaceuticals Inc.*	59,466
780	ANI Pharmaceuticals Inc.*	57,642
4,252	Aquestive Therapeutics Inc.*	17,008
2,409	Arvinas Inc.*	31,967
3,220	Atea Pharmaceuticals Inc.*	15,070
1,709	Axsome Therapeutics Inc.*	280,088
1,312	Collegium Pharmaceutical Inc.*	54,671
3,906	Corcept Therapeutics Inc.*	139,444
2,788	CorMedix Inc.*(a)	19,878
3,983	Crinetics Pharmaceuticals Inc.*	163,701
3,701	Definium Therapeutics Inc.*	64,582
2,887	Edgewise Therapeutics Inc.*	87,880
20,475	Elanco Animal Health Inc.*	540,540
1,733	Enliven Therapeutics Inc.*	51,453
9,252	Esperion Therapeutics Inc.*	30,994
1,030	Eton Pharmaceuticals Inc.*	17,500
2,092	Evolus Inc.*	8,996
3,049	EyePoint Inc.*	53,540

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

HEALTH CARE — 12.9% — (continued)

Pharmaceuticals — 0.9% — (continued)
2,335	Fulcrum Therapeutics Inc.*	$19,567
1,834	Harmony Biosciences Holdings Inc.*	52,342
1,293	Harrow Inc.*	70,055
4,995	Indivior Pharmaceuticals Inc.*	163,436
2,707	Innoviva Inc.*	62,153
2,420	Jazz Pharmaceuticals PLC*	459,848
540	LB Pharmaceuticals Inc.*	12,965
730	LENZ Therapeutics Inc.*	9,848
805	Ligand Pharmaceuticals Inc.*	159,640
2,788	Liquidia Corp.*	86,484
929	Maze Therapeutics Inc.*	42,353
1,477	MBX Biosciences Inc.*	48,076
442	MediWound Ltd.*	7,647
10,657	Nuvation Bio Inc.*	62,983
7,963	Ocular Therapeutix Inc.*	71,189
2,781	Omeros Corp.*	33,511
10,281	Organon & Co.	74,949
2,002	Pacira BioSciences Inc.*	43,864
5,944	Perrigo Co. PLC	78,580
1,403	Phathom Pharmaceuticals Inc.*	17,622
789	Phibro Animal Health Corp., Class A Shares	43,072
1,995	Prestige Consumer Healthcare Inc.*	138,254
1,093	Rapport Therapeutics Inc.*	31,730
717	Septerna Inc.*	20,807
1,907	SIGA Technologies Inc.	12,338
2,260	Supernus Pharmaceuticals Inc.*	123,690
1,674	Tarsus Pharmaceuticals Inc.*	126,420
3,572	Terns Pharmaceuticals Inc.*	150,453
1,412	Theravance Biopharma Inc.*	25,769
866	Third Harmonic Bio Inc.*(b)(e)	4,659
4,061	Trevi Therapeutics Inc.*	48,407
48,775	Viatris Inc.	728,211
4,719	WaVe Life Sciences Ltd.*	65,736
6,967	Xeris Biopharma Holdings Inc.*	42,638
2,080	Zevra Therapeutics Inc.*	18,574

	Total Pharmaceuticals	6,314,558

Pharmaceuticals, Biotechnology & Life Sciences — 0.0%@
1,045	AstraZeneca PLC*(b)(e)	324
2,089	Novartis AG*(b)(e)	355

	Total Pharmaceuticals, Biotechnology & Life Sciences	679

	TOTAL HEALTH CARE	93,844,043

INDUSTRIALS — 24.1%

Aerospace & Defense — 3.9%
1,719	AAR Corp.*	201,415
1,585	Aerovironment Inc.*	399,816
1,142	AerSale Corp.*	8,908
26,985	Archer Aviation Inc., Class A Shares*	192,133
1,333	Astronics Corp.*	107,466
5,648	ATI Inc.*	923,956
3,828	BWX Technologies Inc.	788,491
693	Byrna Technologies Inc.*	8,857
1,167	Cadre Holdings Inc.	51,803
2,023	Carpenter Technology Corp.	805,296

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

INDUSTRIALS — 24.1% — (continued)

Aerospace & Defense — 3.9% — (continued)
1,582	Curtiss-Wright Corp.	$1,107,922
613	Ducommun Inc.*	75,761
4,015	Eve Holding Inc.*	12,045
701	Firefly Aerospace Inc.*	13,508
30,707	FTAI Aviation Ltd.	9,390,201
23,981	Hexcel Corp.	2,222,799
1,642	Huntington Ingalls Industries Inc.	729,902
4,645	Intuitive Machines Inc., Class A Shares*(a)	76,550
18,879	Karman Holdings Inc.*	1,663,429
32,523	Kratos Defense & Security Solutions Inc.*	2,802,832
3,240	Leonardo DRS Inc.	140,584
1,734	Loar Holdings Inc.*	122,750
25,330	Mercury Systems Inc.*	2,255,130
1,171	Moog Inc., Class A Shares	395,130
183	National Presto Industries Inc.	24,145
809	Park Aerospace Corp.	21,374
3,983	Red Cat Holdings Inc.*	46,402
2,621	Redwire Corp.*	23,772
17,411	Rocket Lab Corp.*	1,203,100
8,047	StandardAero Inc.*	247,848
7,362	Textron Inc.	726,261
872	V2X Inc.*	60,822
409	Voyager Technologies Inc., Class A Shares*	10,916
1,021	VSE Corp.	231,838
2,517	Woodward Inc.	973,475

	Total Aerospace & Defense	28,066,637

Air Freight & Logistics — 0.7%
16,127	CH Robinson Worldwide Inc.	2,987,527
941	Forward Air Corp.*	23,798
33,693	GXO Logistics Inc.*	2,116,931
2,598	Hub Group Inc., Class A Shares	111,896
1,467	Radiant Logistics Inc.*	10,885

	Total Air Freight & Logistics	5,251,037

Building Products — 1.5%
2,778	AAON Inc.	281,134
2,991	Advanced Drainage Systems Inc.	512,478
3,606	Allegion PLC	581,107
582	American Woodmark Corp.*	29,158
4,756	AO Smith Corp.	370,968
989	Apogee Enterprises Inc.	39,382
1,824	Armstrong World Industries Inc.	316,464
1,207	AZZ Inc.	164,128
673	CSW Industrials Inc.	198,084
5,019	Fortune Brands Innovations Inc.	272,732
28,788	Gibraltar Industries Inc.*	1,309,278
1,583	Griffon Corp.	134,935
8,474	Hayward Holdings Inc.*	135,584
902	Insteel Industries Inc.	33,626
5,582	Janus International Group Inc.*	38,851
3,402	JELD-WEN Holding Inc.*	6,668
5,199	Masterbrand Inc.*	52,614
2,159	Modine Manufacturing Co.*	490,633
3,519	Owens Corning	429,564
1,733	Quanex Building Products Corp.	35,578

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

INDUSTRIALS — 24.1% — (continued)

Building Products — 1.5% — (continued)
113,681	Resideo Technologies Inc.*	$4,399,455
1,740	Simpson Manufacturing Co., Inc.	336,812
1,037	Tecnoglass Inc.	47,246
4,410	Trex Co., Inc.*	182,662
2,448	UFP Industries Inc.	251,924
6,260	Zurn Elkay Water Solutions Corp.	319,135

	Total Building Products	10,970,200

Commercial Services & Supplies — 1.6%
2,512	ABM Industries Inc.	111,784
3,556	ACCO Brands Corp.	14,473
6,874	ACV Auctions Inc., Class A Shares*	33,408
2,818	BrightView Holdings Inc.*	38,860
1,725	Brink’s Co. (The)	201,428
25,055	Casella Waste Systems Inc., Class A Shares*	2,334,124
677	Cimpress PLC*	49,455
6,197	Clean Harbors Inc.*	1,816,960
4,438	CoreCivic Inc.*	78,464
1,777	Deluxe Corp.	49,312
939	Ennis Inc.	19,822
161,595	Enviri Corp.*	3,058,993
5,575	GEO Group Inc. (The)*	83,848
2,996	Healthcare Services Group Inc.*	65,223
2,912	HNI Corp.	130,924
2,521	Interface Inc., Class A Shares	79,386
1,006	Liquidity Services Inc.*	31,800
3,079	MillerKnoll Inc.	62,011
1,202	Montrose Environmental Group Inc.*	35,122
1,567	MSA Safety Inc.	306,207
95,695	OPENLANE Inc.*	2,728,264
698	Perma-Fix Environmental Services Inc.*	9,521
4,276	Pitney Bowes Inc.	45,882
1,177	Quad/Graphics Inc.	8,133
11,134	Tetra Tech Inc.	399,043
595	UniFirst Corp.	139,718
5,470	Vestis Corp.*	43,049
1,841	Virco Mfg. Corp.	11,690

	Total Commercial Services & Supplies	11,986,904

Construction & Engineering — 3.9%
5,547	AECOM	543,495
1,214	Ameresco Inc., Class A Shares*	36,978
67,859	API Group Corp.*	3,017,011
21,613	Arcosa Inc.	2,322,965
544	Argan Inc.	245,480
487	Bowman Consulting Group Ltd.*	16,334
19,416	Centuri Holdings Inc.*	601,896
5,844	Comfort Systems USA Inc.	8,353,238
834	Concrete Pumping Holdings Inc.*	5,621
1,928	Construction Partners Inc., Class A Shares*	259,065
1,156	Dycom Industries Inc.*	485,543
1,858	EMCOR Group Inc.	1,346,344
2,123	Everus Construction Group Inc.*	256,607
6,699	Fluor Corp.*	350,425
1,804	Granite Construction Inc.	242,566
2,709	Great Lakes Dredge & Dock Corp.*	45,918

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

INDUSTRIALS — 24.1% — (continued)

Construction & Engineering — 3.9% — (continued)
382	IES Holdings Inc.*	$189,224
54,985	Legence Corp., Class A Shares*	3,191,879
469	Limbach Holdings Inc.*	42,876
2,597	MasTec Inc.*	773,958
966	Matrix Service Co.*	10,616
639	MYR Group Inc.*	172,505
345	NWPX Infrastructure Inc.*	26,772
2,083	Orion Group Holdings Inc.*	28,600
22,927	Primoris Services Corp.	3,455,558
1,257	Sterling Infrastructure Inc.*	538,159
1,808	Tutor Perini Corp.	136,269
828	Valmont Industries Inc.	380,822
78,711	WillScot Holdings Corp.	1,700,945

	Total Construction & Engineering	28,777,669

Electrical Equipment — 2.8%
1,291	Acuity Inc.	389,353
552	Allient Inc.	36,344
1,893	American Superconductor Corp.*	61,674
4,343	Amprius Technologies Inc.*	46,600
5,942	Array Technologies Inc.*	45,040
1,382	Atkore Inc.	89,429
130,636	Babcock & Wilcox Enterprises Inc.*	1,157,435
37,224	Bloom Energy Corp., Class A Shares*	5,794,660
1,601	EnerSys	266,006
7,433	Enovix Corp.*	39,172
13,161	Eos Energy Enterprises Inc.*	74,952
3,156	Fluence Energy Inc., Class A Shares*	49,044
2,426	Generac Holdings Inc.*	546,748
5,642	Hyliion Holdings Corp.*	11,566
1,058	LSI Industries Inc.	22,874
1,661	NANO Nuclear Energy Inc.*(a)	44,166
38,147	Nextpower Inc., Class A Shares*	4,009,250
5,183	NuScale Power Corp.*	66,602
6,776	nVent Electric PLC	802,007
45,161	Plug Power Inc.*	80,838
405	Powell Industries Inc.	212,058
332	Power Solutions International Inc.*	27,722
90	Preformed Line Products Co.	22,828
26,061	Regal Rexnord Corp.	5,758,960
6,130	Sensata Technologies Holding PLC	228,894
7,415	Shoals Technologies Group Inc., Class A Shares*	43,971
9,630	Sunrun Inc.*	127,597
5,416	T1 Energy Inc.*	33,363
1,322	Thermon Group Holdings Inc.*	67,131
997	Vicor Corp.*	200,796

	Total Electrical Equipment	20,357,080

Ground Transportation — 1.3%
16,622	ArcBest Corp.	1,706,415
689	Avis Budget Group Inc.*(a)	67,116
417	Covenant Logistics Group Inc., Class A Shares	12,277
3,808	FTAI Infrastructure Inc.	22,105
1,305	Heartland Express Inc.	14,394
4,339	Hertz Global Holdings Inc.*(a)	19,699
32,901	Knight-Swift Transportation Holdings Inc., Class A Shares	2,070,131

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

INDUSTRIALS — 24.1% — (continued)

Ground Transportation — 1.3% — (continued)
1,437	Landstar System Inc.	$234,159
16,519	Lyft Inc., Class A Shares*	228,623
2,604	Marten Transport Ltd.	35,388
511	Proficient Auto Logistics Inc.*	3,868
7,059	RXO Inc.*	112,662
1,648	Ryder System Inc.	365,131
7,211	Saia Inc.*	2,923,267
2,157	Schneider National Inc., Class B Shares	61,216
4,328	U-Haul Holding Co.	204,108
242	U-Haul Holding Co.*	12,260
261	Universal Logistics Holdings Inc.	4,340
2,582	Werner Enterprises Inc.	90,602
4,829	XPO Inc.*	1,016,360

	Total Ground Transportation	9,204,121

Industrial Conglomerates — 0.0%@
1,041	Brookfield Business Corp., Class A Shares	35,862

Machinery — 4.1%
4,809	3D Systems Corp.*	9,281
1,362	Aebi Schmidt Holding AG	19,640
2,576	AGCO Corp.	351,624
410	Alamo Group Inc.	87,547
9,024	Albany International Corp., Class A Shares	520,234
1,853	Alliance Laundry Holdings Inc.*	41,563
3,491	Allison Transmission Holdings Inc.	437,422
1,055	Astec Industries Inc.	65,505
3,431	Atmus Filtration Technologies Inc.	221,402
1,250	Blue Bird Corp.*	72,837
1,280	CECO Environmental Corp.*	77,376
1,863	Chart Industries Inc.*	386,200
93,522	CNH Industrial NV	1,150,321
1,076	Columbus McKinnon Corp.	20,422
2,045	Crane Co.	410,084
4,885	Donaldson Co., Inc.	453,133
1,132	Douglas Dynamics Inc.	51,981
273	Eastern Co. (The)	5,070
1,994	Energy Recovery Inc.*	20,797
2,209	Enerpac Tool Group Corp., Class A Shares	90,127
882	Enpro Inc.	228,129
2,362	Esab Corp.	298,014
1,061	ESCO Technologies Inc.	294,205
2,467	Federal Signal Corp.	287,233
5,402	Flowserve Corp.	478,185
1,586	Franklin Electric Co., Inc.	157,997
10,563	Gates Industrial Corp. PLC*	291,222
401	Gencor Industries Inc.*	6,264
917	Gorman-Rupp Co. (The)	58,899
6,921	Graco Inc.	650,020
421	Graham Corp.*	34,194
1,245	Greenbrier Cos., Inc. (The)	70,243
17,210	Helios Technologies Inc.	1,227,417
75,922	Hillman Solutions Corp.*	622,560
635	Hyster-Yale Inc.	23,387
18,672	ITT Inc.	3,779,400
11,102	JBT Marel Corp.	1,709,708

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

INDUSTRIALS — 24.1% — (continued)

Machinery — 4.1% — (continued)
475	Kadant Inc.	$161,106
3,168	Kennametal Inc.	127,607
327	LB Foster Co., Class A Shares*	10,049
2,248	Lincoln Electric Holdings Inc.	645,288
453	Lindsay Corp.	61,019
1,171	Luxfer Holdings PLC, ADR	15,071
1,152	Manitowoc Co., Inc. (The)*	16,992
556	Mayville Engineering Co., Inc.*	11,676
7,453	Microvast Holdings Inc.*	16,695
2,010	Middleby Corp. (The)*	339,409
420	Miller Industries Inc.	17,653
4,562	Mueller Industries Inc.	538,134
6,308	Mueller Water Products Inc., Class A Shares	188,798
2,225	Nordson Corp.	652,904
108	Omega Flex Inc.	3,880
15,632	Oshkosh Corp.	2,657,753
333	Park-Ohio Holdings Corp.	8,571
15,673	Pentair PLC	1,554,605
982	Proto Labs Inc.*	60,963
1,309	RBC Bearings Inc.*	753,879
8,313	Richtech Robotics Inc., Class B Shares*	20,699
2,148	Snap-on Inc.	827,453
6,258	SPX Technologies Inc.*	1,420,191
503	Standex International Corp.	131,786
6,530	Stanley Black & Decker Inc.	564,780
112,453	Stratasys Ltd.*	1,082,922
738	Tennant Co.	45,040
29,039	Terex Corp.	1,997,593
2,617	Timken Co. (The)	283,630
1,948	Titan International Inc.*	18,954
4,140	Toro Co. (The)	409,280
3,294	Trinity Industries Inc.	112,589
1,794	Wabash National Corp.	18,209
1,153	Watts Water Technologies Inc., Class A Shares	379,037
1,348	Worthington Enterprises Inc.	75,501

	Total Machinery	29,939,359

Marine Transportation — 0.5%
328	Costamare Bulkers Holdings Ltd.*	6,258
1,644	Costamare Inc.	28,885
1,449	Genco Shipping & Trading Ltd.	34,849
1,059	Himalaya Shipping Ltd.*	15,578
16,043	Kirby Corp.*	2,082,381
1,331	Matson Inc.	221,119
1,037	Pangaea Logistics Solutions Ltd.	9,696
2,124	Safe Bulkers Inc.	13,933
51,354	Star Bulk Carriers Corp.	1,350,097

	Total Marine Transportation	3,762,796

Passenger Airlines — 0.2%
4,796	Alaska Air Group Inc.*	247,474
633	Allegiant Travel Co.*	64,661
27,332	American Airlines Group Inc.*	357,229
2,692	Frontier Group Holdings Inc.*	11,952
14,078	JetBlue Airways Corp.*	77,992
20,526	Joby Aviation Inc.*	206,492

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

INDUSTRIALS — 24.1% — (continued)

Passenger Airlines — 0.2% — (continued)
1,687	SkyWest Inc.*	$175,583
2,695	Sun Country Airlines Holdings Inc.*	53,038

	Total Passenger Airlines	1,194,421

Professional Services — 1.6%
192,666	Alight Inc., Class A Shares	169,488
6,646	Amentum Holdings Inc.*	198,516
986	Asure Software Inc.*	9,012
1,114	Barrett Business Services Inc.	30,936
1,542	BlackSky Technology Inc., Class A Shares*	29,067
3,406	CACI International Inc., Class A Shares*	2,078,239
14,859	CBIZ Inc.*	425,562
15,079	Clarivate PLC*	34,682
1,780	Concentrix Corp.	58,384
307,727	Conduent Inc.*	449,281
250	CRA International Inc.	43,165
1,136	CSG Systems International Inc.	90,766
6,579	ExlService Holdings Inc.*	205,594
2,146	Exponent Inc.	156,186
94,553	First Advantage Corp.*	1,088,305
392	Franklin Covey Co.*	5,104
1,289	FTI Consulting Inc.*	211,937
6,657	Genpact Ltd.	264,416
853	HireQuest Inc.	9,946
698	Huron Consulting Group Inc.*	98,697
368	IBEX Holdings Ltd.*	10,635
711	ICF International Inc.	59,105
1,237	Innodata Inc.*	54,638
1,550	Insperity Inc.	34,425
67,411	KBR Inc.	2,846,766
1,238	Kelly Services Inc., Class A Shares	12,021
823	Kforce Inc.	22,237
2,226	Korn Ferry	139,503
5,156	Legalzoom.com Inc.*	36,247
1,826	ManpowerGroup Inc.	51,073
2,302	Maximus Inc.	174,054
777	Mistras Group Inc.*	11,873
2,179	Parsons Corp.*	143,814
1,836	Paylocity Holding Corp.*	195,516
9,904	Planet Labs PBC*	239,083
152	Resolute Holdings Management Inc.*	25,620
1,137	Resources Connection Inc.	4,275
52,633	Robert Half Inc.	1,285,298
1,930	Science Applications International Corp.	178,062
793	Spire Global Inc.*	7,018
8,253	TIC Solutions Inc.*	78,156
1,258	TriNet Group Inc.	47,905
920	TrueBlue Inc.*	3,892
988	TTEC Holdings Inc.*	2,470
4,981	Upwork Inc.*	66,845
6,494	Verra Mobility Corp., Class A Shares*	108,515
576	Willdan Group Inc.*	51,345

	Total Professional Services	11,547,674

Trading Companies & Distributors — 2.0%
22,631	AerCap Holdings NV	3,381,977
4,366	Air Lease Corp., Class A Shares	283,091

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

INDUSTRIALS — 24.1% — (continued)

Trading Companies & Distributors — 2.0% — (continued)
1,046	Alta Equipment Group Inc.	$7,217
9,816	Applied Industrial Technologies Inc.	2,773,805
316	BlueLinx Holdings Inc.*	20,831
17,559	Boise Cascade Co.	1,452,832
32,403	Core & Main Inc., Class A Shares*	1,754,946
1,832	Custom Truck One Source Inc.*	13,117
434	Distribution Solutions Group Inc.*	12,977
7,553	DNOW Inc.*	88,974
564	DXP Enterprises Inc.*	78,097
261	EVI Industries Inc.	5,071
9,969	GATX Corp.	1,835,991
459	Global Industrial Co.	15,138
1,338	Herc Holdings Inc.	187,039
1,643	Hudson Technologies Inc.*	11,682
224	Karat Packaging Inc.	5,522
1,041	McGrath RentCorp	115,499
1,887	MSC Industrial Direct Co., Inc., Class A Shares	177,076
3,333	NPK International Inc.*	48,095
25,718	QXO Inc.*	615,946
2,462	Rush Enterprises Inc., Class A Shares	174,728
410	Rush Enterprises Inc., Class B Shares	26,507
1,840	SiteOne Landscape Supply Inc.*	262,918
751	Titan Machinery Inc.*	14,637
420	Transcat Inc.*	32,747
1,464	Watsco Inc.	610,971
2,035	WESCO International Inc.	589,133
114	Willis Lease Finance Corp.	23,223
1,809	Xometry Inc., Class A Shares*	74,196

	Total Trading Companies & Distributors	14,693,983

Transportation Infrastructure — 0.0%@
429	Sky Harbour Group Corp., Class A Shares*	3,767

	TOTAL INDUSTRIALS	175,791,510

INFORMATION TECHNOLOGY — 18.1%

Communications Equipment — 2.9%
3,184	ADTRAN Holdings Inc.*	32,477
2,789	Applied Optoelectronics Inc.*	234,918
458	Aviat Networks Inc.*	11,468
72,729	Calix Inc.*	3,765,180
15,309	Ciena Corp.*	5,338,248
426	Clearfield Inc.*	13,394
1,584	Digi International Inc.*	77,331
5,828	Extreme Networks Inc.*	81,476
7,423	F5 Inc.*	2,014,305
5,102	Harmonic Inc.*	54,234
2,965	Lumentum Holdings Inc.*	2,078,198
1,027	NETGEAR Inc.*	21,177
2,911	NetScout Systems Inc.*	85,030
360,538	Ribbon Communications Inc.*	804,000
138,528	ViaSat Inc.*	6,341,812
9,109	Viavi Solutions Inc.*	270,628
8,799	Vistance Networks Inc.*	154,598

	Total Communications Equipment	21,378,474

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

INFORMATION TECHNOLOGY — 18.1% — (continued)

Electronic Equipment, Instruments & Components — 4.6%
1,798	908 Devices Inc.*	$12,406
1,569	Advanced Energy Industries Inc.	526,509
1,534	Aeva Technologies Inc.*	20,341
4,325	Arlo Technologies Inc.*	67,859
2,195	Arrow Electronics Inc.*	333,991
30,178	Avnet Inc.	1,986,920
1,255	Badger Meter Inc.	191,300
83	Bel Fuse Inc., Class A Shares	17,592
427	Bel Fuse Inc., Class B Shares	98,086
1,633	Belden Inc.	234,009
1,573	Benchmark Electronics Inc.	90,935
168	Climb Global Solutions Inc.	15,906
6,976	Cognex Corp.	379,494
13,136	Coherent Corp.*	3,401,304
29,760	Crane NXT Co.	1,437,110
1,303	CTS Corp.	68,616
1,540	Daktronics Inc.*	39,701
1,102	ePlus Inc.	88,887
6,131	Evolv Technologies Holdings Inc.*	32,494
7,187	Fabrinet*	3,921,443
15,500	Flex Ltd.*	976,810
179	Frequency Electronics Inc.*	8,988
1,142	Ingram Micro Holding Corp.	23,628
76,047	Innoviz Technologies Ltd.*	64,860
1,230	Insight Enterprises Inc.*	102,779
31,475	IPG Photonics Corp.*	4,141,166
14,837	Itron Inc.*	1,393,936
4,430	Jabil Inc.	1,173,906
875	Kimball Electronics Inc.*	21,866
3,827	Knowles Corp.*	103,980
1,028	Littelfuse Inc.	362,329
1,435	Methode Electronics Inc.	12,140
8,847	MicroVision Inc.*	6,910
10,099	Mirion Technologies Inc., Class A Shares*	218,239
1,423	Napco Security Technologies Inc.	66,326
23,472	nLight Inc.*	1,318,892
1,488	Novanta Inc.*	200,032
8,746	OSI Systems Inc.*	2,494,359
2,302	Ouster Inc.*	43,623
410	PC Connection Inc.	24,990
11,968	Plexus Corp.*	2,323,348
5,191	Powerfleet Inc.*	18,532
409	Richardson Electronics Ltd.	5,023
7,173	Rogers Corp.*	773,465
2,148	Sanmina Corp.*	333,498
954	ScanSource Inc.*	35,088
13,105	TD SYNNEX Corp.	2,054,995
2,720	Teledyne Technologies Inc.*	1,852,592
4,353	TTM Technologies Inc.*	453,757
5,247	Vishay Intertechnology Inc.	98,224
436	Vishay Precision Group Inc.*	20,087
6,010	Vontier Corp.	245,929

	Total Electronic Equipment, Instruments & Components	33,939,200

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

INFORMATION TECHNOLOGY — 18.1% — (continued)

IT Services — 0.7%
4,505	Amdocs Ltd.	$314,449
25,553	Applied Digital Corp.*	696,830
1,716	ASGN Inc.*	73,616
1,475	Backblaze Inc., Class A Shares*	5,546
19,256	BigBear.ai Holdings Inc.*	76,254
2,700	Commerce.com Inc.*	7,506
2,811	DigitalOcean Holdings Inc.*	157,585
7,901	DXC Technology Co.*	99,474
2,272	EPAM Systems Inc.*	320,352
5,564	Fastly Inc., Class A Shares*	106,384
19,966	Globant SA*	993,508
2,908	Grid Dynamics Holdings Inc.*	19,629
959	Hackett Group Inc. (The)	13,100
1,768	Information Services Group Inc.	8,504
101,119	Kyndryl Holdings Inc.*	1,246,797
2,984	Rackspace Technology Inc.*(a)	5,819
879	TSS Inc.*	9,080
342	Tucows Inc., Class A Shares*	6,211
122,406	Unisys Corp.*	297,447
3,278	VTEX, Class A Shares*	11,243
6,268	Wix.com Ltd.*	441,643

	Total IT Services	4,910,977

Semiconductors & Semiconductor Equipment — 4.7%
2,037	ACM Research Inc., Class A Shares*	113,420
1,161	Aehr Test Systems*	43,456
5,289	Allegro MicroSystems Inc.*	192,890
889	Alpha & Omega Semiconductor Ltd.*	18,678
1,681	Ambarella Inc.*	101,432
4,759	Amkor Technology Inc.	227,575
5,299	Astera Labs Inc.*	629,680
1,320	Axcelis Technologies Inc.*	109,045
28,465	CEVA Inc.*	593,780
2,168	Cirrus Logic Inc.*	305,948
1,822	Cohu Inc.*	55,024
25,914	Credo Technology Group Holding Ltd.*	2,909,365
1,958	Diodes Inc.*	133,594
5,249	Enphase Energy Inc.*	221,875
15,026	FormFactor Inc.*	1,485,771
1,236	Ichor Holdings Ltd.*	58,772
1,150	Impinj Inc.*	141,059
171,338	indie Semiconductor Inc., Class A Shares*	627,097
5,610	Kopin Corp.*	12,398
2,290	Kulicke & Soffa Industries Inc.	159,659
26,017	Lattice Semiconductor Corp.*	2,487,746
11,306	MACOM Technology Solutions Holdings Inc.*	2,805,245
3,682	MaxLinear Inc., Class A Shares*	64,177
11,568	MKS Inc.	2,827,913
6,757	Navitas Semiconductor Corp., Class A Shares*	60,813
165	NVE Corp.	11,359
26,299	ON Semiconductor Corp.*	1,748,358
12,052	Onto Innovation Inc.*	2,601,906
1,170	PDF Solutions Inc.*	39,523
2,394	Penguin Solutions Inc.*	49,747
2,387	Photronics Inc.*	89,345

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

INFORMATION TECHNOLOGY — 18.1% — (continued)

Semiconductors & Semiconductor Equipment — 4.7% — (continued)
2,232	Power Integrations Inc.	$106,957
3,505	Qorvo Inc.*	290,565
29,825	Rambus Inc.*	2,972,360
13,144	Rigetti Computing Inc.*	228,969
41,838	Semtech Corp.*	3,774,624
1,360	Silicon Laboratories Inc.*	278,161
907	SiTime Corp.*	360,877
1,351	SkyWater Technology Inc.*	39,800
6,166	Skyworks Solutions Inc.	367,370
1,591	Synaptics Inc.*	129,603
2,035	Ultra Clean Holdings Inc.*	123,484
15,291	Universal Display Corp.	1,631,397
91,649	Veeco Instruments Inc.*	2,800,793

	Total Semiconductors & Semiconductor Equipment	34,031,610

Software — 4.3%
4,737	8x8 Inc.*	10,137
3,026	A10 Networks Inc.	58,281
25,309	ACI Worldwide Inc.*	1,004,261
78,356	Adeia Inc.	1,621,186
1,065	Agilysys Inc.*	76,861
1,966	Alarm.com Holdings Inc.*	94,073
2,893	Alkami Technology Inc.*	47,865
3,725	Amplitude Inc., Class A Shares*	27,193
937	Appfolio Inc., Class A Shares*	166,561
1,553	Appian Corp., Class A Shares*	41,419
996	Arteris Inc.*	16,922
3,638	Asana Inc., Class A Shares*	25,830
1,236	AudioEye Inc.*	8,430
50,370	Aurora Innovation Inc., Class A Shares*	235,732
7,038	AvePoint Inc.*	75,870
6,802	Bentley Systems Inc., Class B Shares	248,613
3,520	BILL Holdings Inc.*	156,675
14,871	Bit Digital Inc.*	24,835
4,006	Bitdeer Technologies Group, Class A Shares*	30,846
1,579	Blackbaud Inc.*	76,645
2,149	BlackLine Inc.*	75,752
10,436	Blend Labs Inc., Class A Shares*	17,532
5,936	Box Inc., Class A Shares*	139,793
118,685	Braze Inc., Class A Shares*	2,253,828
5,029	C3.ai Inc., Class A Shares*	39,981
24,219	CCC Intelligent Solutions Holdings Inc.*	141,197
1,648	Cerence Inc.*	13,036
1,400	Chaince Digital Holdings Inc., ADR*	8,218
13,683	Cipher Digital Inc.*	213,455
11,741	Cleanspark Inc.*	116,823
3,663	Clear Secure Inc., Class A Shares	178,168
11,649	Clearwater Analytics Holdings Inc., Class A Shares*	272,470
136,136	Cognyte Software Ltd.*	965,204
10,709	Commvault Systems Inc.*	911,122
12,210	Confluent Inc., Class A Shares*	374,481
750	Consensus Cloud Solutions Inc.*	22,560
12,234	Core Scientific Inc.*	207,611
934	CS Disco Inc.*	3,036
51	Daily Journal Corp.*	25,985
10,849	Descartes Systems Group Inc. (The)*	718,746

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

INFORMATION TECHNOLOGY — 18.1% — (continued)

Software — 4.3% — (continued)
621	Digimarc Corp.*(a)	$2,736
3,618	Digital Turbine Inc.*	14,689
2,587	Dolby Laboratories Inc., Class A Shares	172,217
1,305	Domo Inc., Class B Shares*	4,685
7,519	Dropbox Inc., Class A Shares*	187,900
13,833	D-Wave Quantum Inc.*	259,784
73,991	Dynatrace Inc.*	2,657,757
816	eGain Corp.*	7,621
3,958	Elastic NV*	206,093
901	EverCommerce Inc.*	10,343
3,363	Five9 Inc.*	58,651
8,575	Freshworks Inc., Class A Shares*	67,057
23,145	Gen Digital Inc.	522,383
6,244	Gitlab Inc., Class A Shares*	164,217
17,831	Guidewire Software Inc.*	2,591,201
4,046	Hut 8 Corp.*	215,369
825	I3 Verticals Inc., Class A Shares*	18,463
2,368	Intapp Inc.*	53,114
1,086	InterDigital Inc.	398,052
4,119	Kaltura Inc.*	5,725
855	Life360 Inc.*	45,016
23,348	LiveRamp Holdings Inc.*	634,365
2,538	Manhattan Associates Inc.*	343,721
15,277	MARA Holdings Inc.*(a)	136,576
1,693	Mitek Systems Inc.*	24,684
2,661	N-able Inc.*	11,708
4,624	nCino Inc.*	74,631
93,386	NCR Voyix Corp.*	713,469
3,604	NextNav Inc.*	57,988
7,530	Nice Ltd., ADR*	875,362
10,856	Nutanix Inc., Class A Shares*	415,568
1,099	ON24 Inc.*	8,803
39,550	OneSpan Inc.	436,632
898	Ooma Inc.*	11,099
1,992	Pagaya Technologies Ltd., Class A Shares*	22,290
3,415	PagerDuty Inc.*	24,110
1,673	PAR Technology Corp.*	27,420
3,606	Pegasystems Inc.	157,690
3,066	Porch Group Inc.*	25,172
32,399	Procore Technologies Inc.*	1,783,241
1,671	Progress Software Corp.*	69,981
2,534	Q2 Holdings Inc.*	121,936
1,481	Qualys Inc.*	136,948
40,205	Radware Ltd.*	930,746
2,706	Rapid7 Inc.*	16,831
429	Red Violet Inc.*	18,580
440	ReposiTrak Inc.	3,828
7,239	Rezolve AI PLC*	16,867
1,777	Rimini Street Inc.*	6,610
3,501	RingCentral Inc., Class A Shares*	127,611
62,026	Riot Platforms Inc.*	1,010,404
5,643	Rubrik Inc., Class A Shares*	293,210
2,749	SailPoint Inc.*	38,761
2,088	SEMrush Holdings Inc., Class A Shares*	24,680
12,252	SentinelOne Inc., Class A Shares*	160,746

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

INFORMATION TECHNOLOGY — 18.1% — (continued)

Software — 4.3% — (continued)
15,121	SoundHound AI Inc., Class A Shares*(a)	$130,041
4,436	Sprinklr Inc., Class A Shares*	25,818
2,096	Sprout Social Inc., Class A Shares*	13,519
1,552	SPS Commerce Inc.*	87,704
2,026	Telos Corp.*	8,145
5,310	Tenable Holdings Inc.*	102,111
4,074	Teradata Corp.*	128,290
12,958	Terawulf Inc.*	210,179
77,073	UiPath Inc., Class A Shares*	826,993
13,510	Unity Software Inc.*	246,287
59,176	Varonis Systems Inc., Class B Shares*	1,366,966
2,904	Vertex Inc., Class A Shares*	42,050
609	Viant Technology Inc., Class A Shares*	6,169
3,561	Weave Communications Inc.*	17,947
2,075	Workiva Inc., Class A Shares*	127,778
60,975	Xperi Inc.*	373,777
4,069	Yext Inc.*	23,112
7,897	Zeta Global Holdings Corp., Class A Shares*	133,854

	Total Software	31,043,314

Technology Hardware, Storage & Peripherals — 0.9%
1,757	Corsair Gaming Inc.*	9,646
236	CPI Card Group Inc.*	2,895
1,149	Diebold Nixdorf Inc.*	91,920
2,671	Eastman Kodak Co.*	19,552
2,366	GPGI Inc., Class A Shares	53,117
1,164	Immersion Corp.	7,112
54,504	IonQ Inc.*	2,091,318
13,032	Pure Storage Inc., Class A Shares*	836,915
8,349	Quantum Computing Inc.*(a)	70,215
5,903	Sandisk Corp.*	3,750,530
747	Turtle Beach Corp.*	9,367
5,815	Xerox Holdings Corp.	10,467

	Total Technology Hardware, Storage & Peripherals	6,953,054

	TOTAL INFORMATION TECHNOLOGY	132,256,629

MATERIALS — 4.6%

Chemicals — 1.6%
969	AdvanSix Inc.	17,277
4,939	Albemarle Corp.	882,451
1,145	American Vanguard Corp.*	5,278
1,211	Arq Inc.*	4,251
1,946	Ashland Inc.	121,353
3,718	ASP Isotopes Inc.*	19,854
2,841	Aspen Aerogels Inc.*	8,864
80,807	Avient Corp.	3,318,743
9,006	Axalta Coating Systems Ltd.*	300,890
1,337	Balchem Corp.	242,572
2,228	Cabot Corp.	169,640
4,615	Celanese Corp., Class A Shares	230,473
6,448	Chemours Co. (The)	117,612
310	Core Molding Technologies Inc.*	5,658
4,872	Eastman Chemical Co.	367,885
4,544	Ecovyst Inc.*	51,211
9,394	Element Solutions Inc.	329,635

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

MATERIALS — 4.6% — (continued)

Chemicals — 1.6% — (continued)
5,331	FMC Corp.	$78,579
793	Hawkins Inc.	118,236
18,406	HB Fuller Co.	1,209,642
7,012	Huntsman Corp.	88,702
1,588	Ingevity Corp.*	114,384
1,010	Innospec Inc.	77,346
416	Intrepid Potash Inc.*	15,380
761	Koppers Holdings Inc.	28,766
772	Kronos Worldwide Inc.	4,485
1,941	LSB Industries Inc.*	22,554
2,095	Mativ Holdings Inc.	22,710
1,291	Minerals Technologies Inc.	91,170
13,389	Mosaic Co. (The)	372,750
244	NewMarket Corp.	152,746
4,806	Olin Corp.	121,928
2,147	Orion SA	12,216
5,855	Perimeter Solutions Inc.*	137,475
5,882	PureCycle Technologies Inc.*(a)	37,115
587	Quaker Chemical Corp.	86,307
2,465	Rayonier Advanced Materials Inc.*	23,344
19,864	RPM International Inc.	2,266,880
1,804	Scotts Miracle-Gro Co. (The)	126,496
1,737	Sensient Technologies Corp.	176,358
940	Stepan Co.	47,837
4,487	Tronox Holdings PLC	33,563
465	Valhi Inc.	6,496

	Total Chemicals	11,667,112

Construction Materials — 0.1%
1,337	Eagle Materials Inc.	299,221
6,418	James Hardie Industries PLC*	156,278
2,351	Knife River Corp.*	209,192
164	Smith-Midland Corp.*	6,299
1,071	Titan America SA*	19,407
472	United States Lime & Minerals Inc.	53,883

	Total Construction Materials	744,280

Containers & Packaging — 1.2%
2,760	AptarGroup Inc.	396,640
5,350	Ardagh Metal Packaging SA	25,948
13,892	Avery Dennison Corp.	2,727,694
4,850	Crown Holdings Inc.	555,810
107,940	Graphic Packaging Holding Co.	1,320,106
1,096	Greif Inc., Class A Shares	79,646
197	Greif Inc., Class B Shares	17,214
1,358	Myers Industries Inc.	30,378
98,765	O-I Glass Inc.*	1,323,451
3,692	Packaging Corp. of America	857,061
1,818	Ranpak Holdings Corp., Class A Shares*	9,308
23,053	Sealed Air Corp.	965,460
3,791	Silgan Holdings Inc.	182,158
4,145	Sonoco Products Co.	234,068
1,536	TriMas Corp.	60,027

	Total Containers & Packaging	8,784,969

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

MATERIALS — 4.6% — (continued)

Metals & Mining — 1.6%
22,180	Alcoa Corp.	$1,376,934
473	Alpha Metallurgical Resources Inc.*	76,933
5,495	American Battery Technology Co.*	20,277
681	Caledonia Mining Corp. PLC	21,615
2,151	Century Aluminum Co.*	110,906
142,154	Cleveland-Cliffs Inc.*	1,515,362
64,496	Coeur Mining Inc.*	1,751,066
4,690	Commercial Metals Co.	343,777
1,691	Compass Minerals International Inc.*	42,613
5,887	Constellium SE, Class A Shares*	146,527
491	Contango ORE Inc.*	14,764
1,921	Critical Metals Corp.*(a)	19,498
2,810	Dakota Gold Corp.*	19,558
5,745	Ferroglobe PLC	29,357
26,543	Hecla Mining Co.	661,186
500	Idaho Strategic Resources Inc.*	21,535
4,967	Ivanhoe Electric Inc.*	85,383
650	Kaiser Aluminum Corp.	84,591
1,234	Lifezone Metals Ltd.*	5,738
886	Materion Corp.	144,471
1,617	Metallus Inc.*	27,489
5,430	MP Materials Corp.*	319,664
4,488	NioCorp Developments Ltd.*	23,786
12,606	Novagold Resources Inc.*	167,912
3,700	Perpetua Resources Corp.*	136,382
1,781	Ramaco Resources Inc., Class A Shares*	26,964
9,149	Reliance Inc.	2,887,790
3,429	Royal Gold Inc.	1,027,980
1,772	Ryerson Holding Corp.	46,356
8,434	SSR Mining Inc.*	271,491
3,909	SunCoke Energy Inc.	22,281
1,116	Tredegar Corp.*	10,245
5,220	United States Antimony Corp.*	46,667
3,683	USA Rare Earth Inc.*	69,609
2,149	Warrior Met Coal Inc.	178,883
1,528	Worthington Steel Inc.	63,504

	Total Metals & Mining	11,819,094

Paper & Forest Products — 0.1%
630	Clearwater Paper Corp.*	9,443
2,623	Louisiana-Pacific Corp.	222,273
1,725	Magnera Corp.*	22,339
1,860	Resolute Forest Products Inc.*(e)	1,265
1,357	Sylvamo Corp.	62,829

	Total Paper & Forest Products	318,149

	TOTAL MATERIALS	33,333,604

REAL ESTATE — 3.8%

Diversified REITs — 0.2%
3,143	Alexander & Baldwin Inc.	65,343
375	Alpine Income Property Trust Inc.	7,395
2,362	American Assets Trust Inc.	46,106
2,878	Armada Hoffler Properties Inc.	17,988
47,401	Broadstone Net Lease Inc., Class A Shares	919,106
1,352	CTO Realty Growth Inc.	26,337

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

REAL ESTATE — 3.8% — (continued)

Diversified REITs — 0.2% — (continued)
7,982	Essential Properties Realty Trust Inc.	$270,909
2,000	Gladstone Commercial Corp.	24,980
8,279	Global Net Lease Inc.	77,988
1,147	NexPoint Diversified Real Estate Trust	5,104

	Total Diversified REITs	1,461,256

Health Care REITs — 0.4%
20,413	American Healthcare REIT Inc.	1,066,375
9,280	CareTrust REIT Inc.	376,954
522	Chiron Real Estate Inc.	18,077
1,317	Community Healthcare Trust Inc.	22,508
9,673	Diversified Healthcare Trust	65,389
13,840	Healthcare Realty Trust Inc., Class A Shares	255,348
1,871	LTC Properties Inc.	74,241
21,091	Medical Properties Trust Inc.	121,484
1,950	National Health Investors Inc.	163,936
12,392	Omega Healthcare Investors Inc.	598,162
10,054	Sabra Health Care REIT Inc.	206,610
2,466	Sila Realty Trust Inc.	63,450
587	Strawberry Fields REIT Inc.	7,514
455	Universal Health Realty Income Trust	19,847

	Total Health Care REITs	3,059,895

Hotel & Resort REITs — 0.3%
9,845	Apple Hospitality REIT Inc.	120,700
3,087	Braemar Hotels & Resorts Inc.	8,983
1,734	Chatham Lodging Trust	13,369
11,921	DiamondRock Hospitality Co.	119,687
28,938	Host Hotels & Resorts Inc.	566,895
9,186	Park Hotels & Resorts Inc.	103,894
5,255	Pebblebrook Hotel Trust	67,422
7,029	RLJ Lodging Trust	56,373
9,890	Ryman Hospitality Properties Inc.	976,637
6,311	Service Properties Trust	14,515
4,049	Summit Hotel Properties Inc.	18,261
8,558	Sunstone Hotel Investors Inc.	79,418
4,153	Xenia Hotels & Resorts Inc.	63,458

	Total Hotel & Resort REITs	2,209,612

Industrial REITs — 0.5%
11,771	Americold Realty Trust Inc.	157,614
2,209	EastGroup Properties Inc.	433,649
5,338	First Industrial Realty Trust Inc.	337,041
2,292	Industrial Logistics Properties Trust	13,431
1,194	Innovative Industrial Properties Inc., Class A Shares	63,234
2,521	LXP Industrial Trust	124,941
640	One Liberty Properties Inc.	15,033
9,841	Rexford Industrial Realty Inc.	368,742
38,749	STAG Industrial Inc.	1,519,736
4,179	Terreno Realty Corp.	276,065

	Total Industrial REITs	3,309,486

Office REITs — 0.4%
8,393	Brandywine Realty Trust	26,774
6,685	BXP Inc.	384,922
49,970	COPT Defense Properties	1,588,047

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

REAL ESTATE — 3.8% — (continued)

Office REITs — 0.4% — (continued)
7,119	Cousins Properties Inc.	$164,876
5,637	Douglas Emmett Inc.	55,750
1,701	Easterly Government Properties Inc., Class A Shares	39,599
5,830	Empire State Realty Trust Inc., Class A Shares	34,280
4,278	Franklin Street Properties Corp.	3,519
4,548	Highwoods Properties Inc.	102,285
2,421	Hudson Pacific Properties Inc.*	17,528
2,630	JBG SMITH Properties	40,002
4,868	Kilroy Realty Corp.	145,164
1,310	Peakstone Realty Trust	27,327
5,597	Piedmont Realty Trust Inc., Class A Shares*	42,481
905	Postal Realty Trust Inc., Class A Shares	18,761
2,970	SL Green Realty Corp.	109,444
7,386	Vornado Realty Trust	203,706

	Total Office REITs	3,004,465

Real Estate Management & Development — 0.5%
26,825	Compass Inc., Class A Shares*	261,544
5,997	Cushman & Wakefield Ltd.*	80,420
3,891	eXp World Holdings Inc.	27,120
669	Forestar Group Inc.*	19,214
506	FRP Holdings Inc.*	12,114
1,303	Howard Hughes Holdings Inc.*	94,298
8,079	Jones Lang LaSalle Inc.*	2,549,328
5,154	Kennedy-Wilson Holdings Inc.	56,075
1,302	Marcus & Millichap Inc.	34,386
426	Maui Land & Pineapple Co., Inc.*	7,008
6,353	Newmark Group Inc., Class A Shares	92,246
623	RE/MAX Holdings Inc., Class A Shares*	3,919
5,460	Real Brokerage Inc. (The)*	14,469
604	RMR Group Inc. (The), Class A Shares	9,893
249	Seaport Entertainment Group Inc.*	5,817
1,598	St Joe Co. (The)	115,328
298	Stratus Properties Inc.*	9,095
758	Tejon Ranch Co.*	13,348
1,994	Zillow Group Inc., Class A Shares*	89,331
6,986	Zillow Group Inc., Class C Shares*	311,715

	Total Real Estate Management & Development	3,806,668

Residential REITs — 0.4%
14,393	American Homes 4 Rent, Class A Shares	431,790
474	BRT Apartments Corp.	6,954
4,400	Camden Property Trust	476,696
663	Centerspace	41,703
7,996	Equity LifeStyle Properties Inc.	537,011
82,346	Independence Realty Trust Inc.	1,364,473
1,018	NexPoint Residential Trust Inc.	28,697
3,517	UMH Properties Inc.	53,036
3,515	Veris Residential Inc.	66,258

	Total Residential REITs	3,006,618

Retail REITs — 0.6%
5,789	Acadia Realty Trust	121,106
4,774	Agree Realty Corp.	384,212
89	Alexander’s Inc.	20,881
12,811	Brixmor Property Group Inc.	387,789

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

REAL ESTATE — 3.8% — (continued)

Retail REITs — 0.6% — (continued)
958	CBL & Associates Properties Inc.	$36,193
4,222	Curbline Properties Corp.	117,414
3,611	Federal Realty Investment Trust	392,768
558	FrontView REIT Inc.	9,246
2,128	Getty Realty Corp.	69,841
3,385	InvenTrust Properties Corp.	105,612
28,048	Kimco Realty Corp.	660,530
9,336	Kite Realty Group Trust	243,203
10,858	Macerich Co. (The)	222,263
3,960	NETSTREIT Corp.	82,249
7,830	NNN REIT Inc.	354,856
5,130	Phillips Edison & Co., Inc.	201,506
7,530	Regency Centers Corp.	594,870
421	Saul Centers Inc.	14,348
2,400	SITE Centers Corp.	14,784
4,551	Tanger Inc.	168,660
5,778	Urban Edge Properties	122,783
1,932	Whitestone REIT, Class B Shares	29,347

	Total Retail REITs	4,354,461

Specialized REITs — 0.5%
26,371	CubeSmart	1,084,903
3,087	EPR Properties	183,399
1,538	Farmland Partners Inc.	20,055
4,255	Four Corners Property Trust Inc.	108,588
11,320	Gaming & Leisure Properties Inc.	553,661
1,177	Gladstone Land Corp.	14,454
3,623	Lamar Advertising Co., Class A Shares	499,032
6,418	Millrose Properties Inc.	201,268
3,064	National Storage Affiliates Trust	107,301
6,184	Outfront Media Inc.	178,161
12,825	Rayonier Inc.	275,609
2,440	Safehold Inc.	39,382
1,513	Smartstop Self Storage REIT Inc.	50,459

	Total Specialized REITs	3,316,272

	TOTAL REAL ESTATE	27,528,733

UTILITIES — 3.7%

Electric Utilities — 0.9%
1,009	Genie Energy Ltd., Class B Shares	14,661
7,116	Hawaiian Electric Industries Inc.*	110,227
17,249	IDACORP Inc.	2,483,338
1,583	MGE Energy Inc.	129,838
8,407	OGE Energy Corp.	413,120
4,560	Oklo Inc., Class A Shares*	287,052
1,609	Otter Tail Corp.	136,926
5,121	Pinnacle West Capital Corp.	513,636
46,316	Portland General Electric Co.	2,499,211
4,191	TXNM Energy Inc.	247,353

	Total Electric Utilities	6,835,362

Gas Utilities — 1.3%
11,389	Atmos Energy Corp.	2,127,351
5,040	Brookfield Infrastructure Corp., Class A Shares	251,395
10,161	Chesapeake Utilities Corp.	1,381,591
8,537	MDU Resources Group Inc.	176,545

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value

UTILITIES — 3.7% — (continued)

Gas Utilities — 1.3% — (continued)
3,728	National Fuel Gas Co.	$339,360
42,369	New Jersey Resources Corp.	2,298,094
1,764	Northwest Natural Holding Co.	93,563
18,398	ONE Gas Inc.	1,608,721
281	RGC Resources Inc.	6,199
2,681	Southwest Gas Holdings Inc.	236,384
2,396	Spire Inc.	219,498
8,969	UGI Corp.	335,530

	Total Gas Utilities	9,074,231

Independent Power & Renewable Electricity Producers — 0.9%
30,051	AES Corp. (The)	519,281
5,642	Brookfield Renewable Corp.	241,083
1,347	Clearway Energy Inc., Class A Shares	48,519
3,452	Clearway Energy Inc., Class C Shares	132,246
1,024	Hallador Energy Co.*	18,616
2,632	Montauk Renewables Inc.*	4,053
36,538	Ormat Technologies Inc.	3,788,991
1,908	Talen Energy Corp.*	707,811
5,208	Vistra Corp.	905,619

	Total Independent Power & Renewable Electricity Producers	6,366,219

Multi-Utilities — 0.5%
3,425	Avista Corp.	139,124
2,984	Black Hills Corp.	219,802
20,286	NiSource Inc.	959,528
35,490	Northwestern Energy Group Inc.	2,482,880
701	Unitil Corp.	36,669

	Total Multi-Utilities	3,838,003

Water Utilities — 0.1%
1,650	American States Water Co.	122,974
1,459	Cadiz Inc.*	7,587
2,383	California Water Service Group	107,426
513	Consolidated Water Co., Ltd.	19,417
11,856	Essential Utilities Inc.	473,884
397	Global Water Resources Inc.	3,637
1,284	H2O America	69,066
732	Middlesex Water Co.	39,528
734	Pure Cycle Corp.*	7,758
643	York Water Co. (The)	21,142

	Total Water Utilities	872,419

	TOTAL UTILITIES	26,986,234

	TOTAL COMMON STOCKS (Cost — $495,983,233)	711,228,723

Face Amount†

SHORT-TERM INVESTMENTS(c) — 2.5%

MONEY MARKET FUND — 0.3%
$1,999,348	Invesco STIT — Government & Agency Portfolio, Institutional Class, 3.674%(d) (Cost — $1,999,348)	1,999,348

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Face Amount†		Security	Value

TIME DEPOSITS — 2.2%
29,944	CAD	BBH — New York, 1.100% due 3/2/26	$21,948
$9,012,009		Citibank — New York, 2.980% due 3/2/26	9,012,009
222,191		JPMorgan Chase & Co. — New York, 2.980% due 3/2/26	222,191
7,119,226		Skandinaviska Enskilda Banken AB — Stockholm, 2.980% due 3/2/26	7,119,226

		TOTAL TIME DEPOSITS (Cost — $16,375,374)	16,375,374

		TOTAL SHORT-TERM INVESTMENTS (Cost — $18,374,722)	18,374,722

		TOTAL INVESTMENTS — 100.1% (Cost — $514,357,955)	729,603,445

		Liabilities in Excess of Other Assets — (0.1)%	(922,297)

		TOTAL NET ASSETS — 100.0%	$728,681,148

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
@	The amount is less than 0.05%.
(a)	All or a portion of this security is on loan (see Note 1).
(b)	Illiquid security.
(c)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 2.2%.
(d)	Represents investments of collateral received from securities lending transactions.
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
#	Security that used significant unobservable inputs to determine fair value. At February 28, 2026, the Fund held Level 3 securities with a value of $57,190, representing less than 0.05% of net assets.

At February 28, 2026, for Morgan Stanley Pathway Small-Mid Cap Equity ETF the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Morgan Stanley Pathway Small-Mid Cap Equity ETF	$514,357,955	$259,266,521	$(43,889,457)	$215,377,064

Abbreviations used in this schedule:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Summary of Investments by Security Sector^
Industrials	24.1%
Information Technology	18.2
Health Care	12.9
Financials	12.2
Consumer Discretionary	8.8
Materials	4.6
Energy	4.4
Real Estate	3.8
Utilities	3.7
Consumer Staples	3.0
Communication Services	2.0
Short-Term Investments	2.3

Total Investments	100.0	%+

^	As a percentage of total investments.
+	Does not reflect investments of collateral received from securities lending transactions.

At February 28, 2026, Morgan Stanley Pathway Small-Mid Cap Equity ETF had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
E-mini Russell 2000 Index Futures	27	3/26	$3,563,423	$3,556,845	$(6,578)
S&P MidCap 400 E-mini Index Futures	9	3/26	3,081,958	3,220,110	138,152

					$131,574

At February 28, 2026, Morgan Stanley Pathway Small-Mid Cap Equity ETF had deposited cash of $496,996 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

Currency abbreviation used in this schedule:
CAD	— Canadian Dollar

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

COMMON STOCKS — 97.7%

Australia — 3.6%
18,637	Ansell Ltd.	$431,121
74,791	ANZ Group Holdings Ltd.	2,131,374
30,805	APA Group	201,347
14,230	Aristocrat Leisure Ltd.	491,140
4,534	ASX Ltd.	170,898
50,771	Bendigo & Adelaide Bank Ltd.	386,331
127,038	BHP Group Ltd.	5,180,137
33,193	Brambles Ltd.	592,147
8,699	CAR Group Ltd.	163,797
40,206	Charter Hall Group, REIT	630,663
11,064	Cochlear Ltd.	1,564,596
34,281	Coles Group Ltd.	501,358
41,964	Commonwealth Bank of Australia	5,222,371
12,807	Computershare Ltd.	282,199
33,456	CSL Ltd.	3,493,835
49,822	Evolution Mining Ltd.	585,768
42,573	Fortescue Ltd.	639,756
51,354	Goodman Group, REIT	1,055,391
59,645	Insurance Australia Group Ltd.	282,668
55,569	Lottery Corp., Ltd. (The)	217,694
23,102	Lynas Rare Earths Ltd.*	305,873
9,097	Macquarie Group Ltd.	1,379,163
81,136	Magellan Financial Group Ltd.	485,178
63,348	Medibank Pvt Ltd.	197,198
76,745	National Australia Bank Ltd.	2,675,078
34,558	Northern Star Resources Ltd.	743,589
47,706	Orica Ltd.	830,667
43,497	Origin Energy Ltd.	375,925
55,522	Paladin Energy Ltd.*	527,343
1,559	Pro Medicus Ltd.	143,914
18,779	Qantas Airways Ltd.	132,841
36,916	QBE Insurance Group Ltd.	576,255
439,338	Ramelius Resources Ltd.	1,430,353
1,212	REA Group Ltd.	143,105
28,934	Rio Tinto Ltd.	3,436,758
71,779	Sandfire Resources Ltd.*	1,033,821
82,542	Santos Ltd.	398,228
129,294	Scentre Group, REIT	351,794
5,249	SGH Ltd.	174,194
125,283	Sigma Healthcare Ltd.	253,004
12,023	Sonic Healthcare Ltd.	204,457
114,500	South32 Ltd.	377,327
60,967	Stockland, REIT	221,594
27,269	Suncorp Group Ltd.	283,745
98,741	Telstra Group Ltd.	364,071
78,510	Transurban Group	800,719
147,609	Ventia Services Group Pty Ltd.	614,801
92,090	Vicinity Ltd., REIT	160,472
8,595	Washington H Soul Pattinson & Co., Ltd.	233,641
28,383	Wesfarmers Ltd.	1,605,755
85,697	Westpac Banking Corp.	2,592,378
5,248	WiseTech Global Ltd.	177,009
47,906	Woodside Energy Group Ltd.	976,010
30,780	Woolworths Group Ltd.	787,749

	Total Australia	49,218,600

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Austria — 0.3%
1,965	BAWAG Group AG*(a)	$306,483
1,498	DO & CO AG	381,277
27,276	Erste Group Bank AG	3,247,479
3,984	OMV AG	258,105
3,213	Raiffeisen Bank International AG	160,339
1,579	Verbund AG	112,606

	Total Austria	4,466,289

Belgium — 1.0%
3,630	Ageas SA/NV	269,700
75,884	Anheuser-Busch InBev SA/NV	6,157,847
8,278	Colruyt Group NV	335,533
587	D’ieteren Group	126,940
1,017	Elia Group SA/NV, Class B Shares	162,037
518	Financiere de Tubize SA	139,490
1,875	Groupe Bruxelles Lambert NV	188,509
5,804	KBC Group NV	783,403
9	Lotus Bakeries NV	111,306
403	Sofina SA	119,975
32,139	Syensqo SA	1,840,057
9,858	UCB SA	2,937,369
31,839	Umicore SA	670,679

	Total Belgium	13,842,845

Canada — 2.3%
105,724	Algonquin Power & Utilities Corp.	739,285
56,435	Alimentation Couche-Tard Inc.	3,424,239
8,336	Aritzia Inc.*	737,977
16,802	Bird Construction Inc.	391,878
10,152	Boardwalk Real Estate Investment Trust, Class Trust Un Shares	486,653
14,796	Boralex Inc., Class A Shares	301,061
7,447	BRP Inc.	545,902
65,259	Canadian Pacific Kansas City Ltd.	5,713,212
1,466	Celestica Inc.*	407,016
52,828	CES Energy Solutions Corp.	651,686
2,665	Colliers International Group Inc.(b)	316,038
56,335	DPM Metals Inc.	2,438,720
41,294	Enerflex Ltd.	926,489
17,513	Finning International Inc.	1,180,456
6,909	Gildan Activewear Inc., Class A Shares	470,813
93,595	Headwater Exploration Inc.	861,653
46,412	Hudbay Minerals Inc.	1,314,831
20,216	IMAX Corp.*	865,851
3,654	Kinaxis Inc.*	346,866
15,220	Methanex Corp.	767,749
18,135	Nutrien Ltd.	1,363,681
56,688	OceanaGold Corp.	2,410,372
11,426	Quebecor Inc., Class B Shares	472,433
21,386	Toronto-Dominion Bank (The)	2,082,952
52,176	Vermilion Energy Inc.	560,272
111,497	Whitecap Resources Inc., Class Common S Shares	1,113,090

	Total Canada	30,891,175

Chile — 0.1%
30,799	Antofagasta PLC	1,781,183

China — 0.4%
17,800	Contemporary Amperex Technology Co., Ltd., Class A Shares	886,563
57,600	Tencent Holdings Ltd.	3,787,399

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

China — 0.4% — (continued)
58,214	Tencent Music Entertainment Group, ADR	$849,925
68,000	Yangzijiang Shipbuilding Holdings Ltd.	232,480

	Total China	5,756,367

Czech Republic — 0.0%@
4,998	CSG NV*	187,976

Denmark — 1.5%
60	AP Moller — Maersk AS, Class A Shares	147,016
108	AP Moller — Maersk AS, Class B Shares	267,608
2,383	Carlsberg AS, Class B Shares	369,507
32,071	Coloplast AS, Class B Shares	2,490,798
16,827	Danske Bank AS	878,656
2,175	Demant AS*	68,035
5,119	DSV AS	1,325,339
6,171	FLSmidth & Co. AS	546,676
1,483	Genmab AS*	435,589
15,125	ISS AS	539,323
5,263	Jyske Bank AS, Class Registered Shares	783,480
7,944	Netcompany Group AS*(a)	403,168
208,748	Novo Nordisk AS, Class B Shares	7,807,842
8,948	Novonesis (Novozymes) B, Class B Shares	530,488
13,420	Orsted AS*(a)	315,800
9,238	Pandora AS	731,422
2,599	Rockwool AS, Class B Shares	85,588
5,987	Royal Unibrew AS	589,826
8,725	Tryg AS	215,578
103,144	Vestas Wind Systems AS	2,626,227

	Total Denmark	21,157,966

Finland — 0.8%
3,799	Elisa OYJ	194,978
11,628	Fortum OYJ	269,737
6,943	Kesko OYJ, Class B Shares	171,113
50,858	Kone OYJ, Class B Shares	3,845,786
9,619	Konecranes OYJ	1,140,772
16,742	Metso OYJ	350,594
10,312	Neste OYJ	258,323
132,547	Nokia OYJ	1,016,424
77,958	Nordea Bank Abp	1,512,102
8,404	Orion OYJ, Class B Shares	674,625
61,717	Sampo OYJ, Class A Shares	682,865
15,420	Stora Enso OYJ, Class R Shares	209,518
13,060	UPM-Kymmene OYJ	417,052
12,324	Wartsila OYJ Abp	531,929

	Total Finland	11,275,818

France — 11.1%
5,012	Accor SA	291,937
880	Aeroports de Paris SA	123,558
31,160	Air Liquide SA	6,522,381
14,848	Airbus SE	3,221,315
355,536	Alstom SA*	11,874,838
1,496	Amundi SA(a)	142,368
42,830	AXA SA	2,097,076
44,157	Ayvens SA(a)	563,898
1,043	BioMerieux	123,560
91,059	BNP Paribas SA	10,200,014
18,376	Bollore SE	107,158

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

France — 11.1% — (continued)
4,662	Bouygues SA	$289,404
8,044	Bureau Veritas SA	280,383
40,109	Capgemini SE	5,065,851
14,302	Carrefour SA	270,633
75,961	Cie de Saint-Gobain SA	7,791,139
17,036	Cie Generale des Etablissements Michelin SCA	691,902
10,603	Covivio SA, REIT	778,349
27,212	Credit Agricole SA	603,145
16,158	Danone SA	1,383,888
518	Dassault Aviation SA	207,120
80,673	Dassault Systemes SE	1,769,651
7,048	Eiffage SA	1,213,205
23,156	Elis SA	740,143
45,716	Engie SA	1,563,301
7,540	EssilorLuxottica SA	2,006,802
1,165	Gecina SA, REIT	107,714
7,155	Getlink SE	155,694
1,880	Hermes International SCA	4,499,899
4,738	Ipsen SA	924,211
45,663	Kering SA	15,332,183
25,799	Klepierre SA, REIT	1,085,864
24,541	Legrand SA	4,427,212
13,358	L’Oréal SA	6,248,746
18,878	LVMH Moët Hennessy Louis Vuitton SE	12,010,483
44,902	Orange SA	962,699
4,982	Pernod Ricard SA	460,478
5,852	Publicis Groupe SA	521,774
4,445	Renault SA	167,167
5,213	Rexel SA	226,165
17,127	Safran SA	6,875,082
79,753	Sanofi SA	7,745,808
679	Sartorius Stedim Biotech	147,758
33,429	Schneider Electric SE	10,827,541
71,892	Societe Generale SA	6,229,864
2,362	Sodexo SA	129,532
2,531	Sopra Steria Group	389,773
15,434	SPIE SA	961,768
15,960	Technip Energies NV	690,228
2,330	Thales SA	701,339
89,475	TotalEnergies SE	7,154,066
3,092	Unibail-Rodamco-Westfield, REIT	387,522
15,838	Veolia Environnement SA	671,372
12,517	Vinci SA	2,079,084
954	Virbac SACA	415,207
200,974	Worldline SA*(a)(c)	368,334

	Total France	152,827,586

Germany — 8.5%
12,222	adidas AG	2,283,441
16,914	Allianz SE, Class Registered Shares	7,636,893
22,483	BASF SE	1,293,354
24,629	Bayer AG, Class Registered Shares	1,222,381
25,802	Bayerische Motoren Werke AG	2,725,791
8,011	Bechtle AG	323,569
24,625	Beiersdorf AG	3,132,090
4,648	Bilfinger SE	654,237
2,986	Brenntag SE	184,425

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Germany — 8.5% — (continued)
18,380	Commerzbank AG	$752,099
2,844	Continental AG	245,906
5,816	CTS Eventim AG & Co. KGaA	472,006
41,864	Daimler Truck Holding AG	2,130,636
4,942	Delivery Hero SE, Class A Shares*(a)	114,734
130,481	Deutsche Bank AG, Class Registered Shares	4,668,689
4,742	Deutsche Boerse AG	1,301,854
30,821	Deutsche Lufthansa AG, Class Registered Shares	330,879
23,649	Deutsche Post AG	1,401,450
275,107	Deutsche Telekom AG, Class Registered Shares	11,070,766
133,017	E.ON SE	3,092,194
5,862	Evonik Industries AG	102,504
16,386	Freenet AG	535,728
5,634	Fresenius Medical Care AG	262,686
10,708	Fresenius SE & Co. KGaA	644,042
11,185	GEA Group AG	871,060
1,559	Hannover Rueck SE	474,789
3,367	Heidelberg Materials AG	753,872
2,844	Henkel AG & Co. KGaA	257,936
1,629	Hensoldt AG	143,150
378	Hochtief AG	184,198
298,297	Infineon Technologies AG	16,141,755
5,784	KION Group AG	395,440
1,895	Knorr-Bremse AG	249,646
118,408	Lanxess AG	2,674,264
2,013	LEG Immobilien SE	168,389
17,805	Mercedes-Benz Group AG	1,241,132
20,347	Merck KGaA	3,085,183
1,364	MTU Aero Engines AG	588,686
3,248	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class Registered Shares	2,131,532
1,293	Nemetschek SE	103,585
17,383	Nordex SE*	885,603
138	Rational AG	119,991
1,152	Rheinmetall AG	2,263,687
15,868	RWE AG	1,022,298
93,401	SAP SE	18,856,028
7,581	Scout24 SE(a)	648,215
28,353	Siemens AG, Class Registered Shares	8,286,714
19,390	Siemens Energy AG	3,811,159
27,242	Siemens Healthineers AG(a)	1,351,395
7,148	SUSS MicroTec SE	466,564
3,381	Symrise AG, Class A Shares	309,877
39,299	TAG Immobilien AG	767,992
1,652	Talanx AG	208,786
67,938	TUI AG	648,665
19,323	Vonovia SE	654,973
27,131	Zalando SE*(a)	663,759

	Total Germany	117,012,677

Greece — 0.1%
278,680	Eurobank SA	1,295,171

Hong Kong — 2.1%
893,400	AIA Group Ltd.	9,881,537
346,000	BOC Hong Kong Holdings Ltd.	1,983,091
932,000	China Ruyi Holdings Ltd.*	242,025
49,500	CK Asset Holdings Ltd.	314,582
69,500	CK Hutchison Holdings Ltd.	573,574
15,500	CK Infrastructure Holdings Ltd.	131,588

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Hong Kong — 2.1% — (continued)
41,000	CLP Holdings Ltd.	$388,447
1,305	Futu Holdings Ltd., ADR*	194,236
50,000	Galaxy Entertainment Group Ltd.	266,484
38,894	Henderson Land Development Co., Ltd.	175,917
96,000	HKT Trust & HKT Ltd., Class Miscella Shares	151,643
300,380	Hong Kong & China Gas Co., Ltd.	291,995
27,899	Hong Kong Exchanges & Clearing Ltd.	1,490,927
28,100	Hongkong Land Holdings Ltd.	243,594
39,100	Jardine Matheson Holdings Ltd.	3,221,202
65,780	Link REIT	326,972
42,500	MTR Corp., Ltd.	202,700
36,000	Power Assets Holdings Ltd.	291,967
291,826	Prudential PLC	4,441,978
86,646	Sino Land Co., Ltd.	141,969
35,000	SITC International Holdings Co., Ltd.	149,899
35,500	Sun Hung Kai Properties Ltd.	665,709
10,000	Swire Pacific Ltd., Class A Shares	107,477
116,000	Techtronic Industries Co., Ltd.	1,880,323
214,500	WH Group Ltd.(a)	270,413
27,000	Wharf Holdings Ltd. (The)	89,172
47,000	Wharf Real Estate Investment Co., Ltd.	173,455

	Total Hong Kong	28,292,876

Hungary — 0.1%
43,180	Wizz Air Holdings PLC*(a)	710,581

India — 0.1%
30,315	HDFC Bank Ltd., ADR	965,533

Indonesia — 0.1%
1,560,800	Bank Central Asia Tbk PT	667,900
2,358,900	Bank Mandiri Persero Tbk PT	736,276

	Total Indonesia	1,404,176

Ireland — 1.0%
4,251	AerCap Holdings NV	635,270
51,237	AIB Group PLC	535,386
23,083	Bank of Ireland Group PLC	451,353
191,088	Cairn Homes PLC	538,503
83,528	Experian PLC	3,140,403
3,875	Kerry Group PLC, Class A Shares	344,769
26,408	Kingspan Group PLC	2,620,674
19,902	Ryanair Holdings PLC	645,092
87,513	Smurfit Westrock PLC	4,113,986

	Total Ireland	13,025,436

Israel — 0.6%
1,115	Azrieli Group Ltd.	160,122
31,284	Bank Hapoalim BM	788,407
37,202	Bank Leumi Le-Israel BM	899,353
2,120	Check Point Software Technologies Ltd.*	322,388
1,279	CyberArk Software Ltd.*(b)#	57,555
692	Elbit Systems Ltd.	529,740
20,044	ICL Group Ltd.	94,961
30,324	Israel Discount Bank Ltd., Class A Shares	366,773
3,935	Mizrahi Tefahot Bank Ltd.	294,539
1,112	Monday.com Ltd.*	80,776
1,440	Nice Ltd.*	167,366
756	Nova Ltd.*	329,858
5,874	Phoenix Financial Ltd.	299,838

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Israel — 0.6% — (continued)
99,172	Teva Pharmaceutical Industries Ltd., ADR*	$3,357,964
2,889	Tower Semiconductor Ltd.*	364,945

	Total Israel	8,114,585

Italy — 2.8%
17,029	Azimut Holding SpA	702,357
7,496	Banca Generali SpA	482,675
6,222	Banca Mediolanum SpA	133,006
50,632	Banca Monte dei Paschi di Siena SpA	490,559
27,794	Banco BPM SpA	407,181
35,790	BPER Banca SpA	501,421
17,631	Buzzi SpA	1,012,342
13,455	Davide Campari-Milano NV	100,872
11,714	De’Longhi SpA	537,196
426,779	Enel SpA	5,141,957
51,822	Eni SpA	1,211,904
10,658	Ferrari NV	4,035,009
113,143	FinecoBank Banca Fineco SpA	2,649,630
27,629	Generali	1,174,617
648,156	Intesa Sanpaolo SpA	4,420,081
170,669	Iren SpA	573,222
19,860	Italgas SpA	256,724
9,783	Leonardo SpA	655,792
18,518	Lottomatica Group SpA	446,788
28,025	Maire SpA	508,551
5,777	Moncler SpA	397,193
11,721	Poste Italiane SpA(a)	313,166
7,042	Prysmian SpA	859,240
35,251	Recordati Industria Chimica e Farmaceutica SpA	2,023,828
3,439	Reply SpA	367,693
50,399	Snam SpA	391,950
448,851	Telecom Italia SpA*	355,110
35,921	Terna — Rete Elettrica Nazionale	433,001
90,663	UniCredit SpA	7,646,549
9,279	Unipol Assicurazioni SpA	229,746
78,639	Webuild SpA	305,257

	Total Italy	38,764,617

Japan — 19.7%
19,300	Advantest Corp.	3,315,483
55,500	Aeon Co., Ltd.	790,494
4,500	AGC Inc.	199,298
12,600	Aisin Corp.	223,632
22,100	Ajinomoto Co., Inc.	697,815
3,600	ANA Holdings Inc.	78,255
29,900	Anritsu Corp.	577,374
15,200	Anycolor Inc.	377,113
37,400	Asahi Group Holdings Ltd.	406,954
108,300	Asahi Intecc Co., Ltd.	2,333,303
32,800	Asahi Kasei Corp.	386,596
17,100	Asics Corp.	523,298
45,700	Astellas Pharma Inc.	751,883
41,000	Azbil Corp.	380,961
14,400	Bandai Namco Holdings Inc.	390,706
9,600	BIPROGY Inc.	290,540
28,800	Bridgestone Corp.	696,722
21,800	Canon Inc.	663,729
90,200	Capcom Co., Ltd.	2,045,613
19,700	Central Japan Railway Co.	579,252

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Japan — 19.7% — (continued)
13,100	Chiba Bank Ltd. (The)	$194,725
17,500	Chubu Electric Power Co., Inc.	296,174
16,700	Chugai Pharmaceutical Co., Ltd.	1,127,495
27,200	Credit Saison Co., Ltd.	822,376
9,200	Dai Nippon Printing Co., Ltd.	190,517
47,500	Daicel Corp.	497,361
8,300	Daifuku Co., Ltd.	342,158
87,900	Dai-ichi Life Holdings Inc.	904,720
44,900	Daiichi Sankyo Co., Ltd.	887,990
34,600	Daikin Industries Ltd.	4,437,605
7,500	Daito Trust Construction Co., Ltd.	172,962
13,800	Daiwa House Industry Co., Ltd.	497,738
33,800	Daiwa Securities Group Inc.	355,194
44,200	Denso Corp.	635,049
23,400	Dentsu Soken Inc.	294,441
2,300	Disco Corp.	1,104,724
24,300	East Japan Railway Co.	598,970
32,800	Ebara Corp.	1,157,748
6,200	Eisai Co., Ltd.	209,263
66,050	ENEOS Holdings Inc.	629,404
158,600	FANUC Corp.	7,191,920
10,600	Fast Retailing Co., Ltd.	4,638,124
9,100	Food & Life Cos., Ltd.	586,228
19,800	Fuji Corp.	770,001
3,700	Fuji Electric Co., Ltd.	328,072
89,600	FUJIFILM Holdings Corp.	1,858,116
6,400	Fujikura Ltd.	1,090,716
43,700	Fujitsu Ltd.	983,406
22,200	GS Yuasa Corp.	788,051
5,900	Hankyu Hanshin Holdings Inc.	172,122
400	Hikari Tsushin Inc.	113,122
212,300	Hitachi Ltd.	7,031,894
92,000	Honda Motor Co., Ltd.	922,214
4,200	Horiba Ltd.	564,174
39,800	Hoya Corp.	7,178,863
12,100	Hulic Co., Ltd.	160,163
23,400	Ibiden Co., Ltd.	1,420,045
20,685	Idemitsu Kosan Co., Ltd.	197,605
26,300	IHI Corp.	721,219
48,200	INFRONEER Holdings Inc.	807,051
21,400	Inpex Corp.	523,674
14,200	Isuzu Motors Ltd.	264,741
321,100	ITOCHU Corp.	4,625,638
3,700	Japan Airlines Co., Ltd.	76,182
161,000	Japan Exchange Group Inc.	2,185,295
768	Japan Hotel REIT Investment Corp., Class A Shares	416,806
45,000	Japan Post Bank Co., Ltd.	879,686
43,600	Japan Post Holdings Co., Ltd.	567,402
4,900	Japan Post Insurance Co., Ltd.	159,801
29,800	Japan Tobacco Inc.	1,140,474
14,800	JFE Holdings Inc.	208,222
14,100	JX Advanced Metals Corp.	378,063
10,400	Kajima Corp.	474,485
23,400	Kandenko Co., Ltd.	1,044,144
8,700	Kaneka Corp.	293,723
23,500	Kansai Electric Power Co., Inc. (The)	424,664
11,200	Kao Corp.	478,745
3,900	Kawasaki Heavy Industries Ltd.	453,775

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Japan — 19.7% — (continued)
8,300	Kawasaki Kisen Kaisha Ltd.	$133,378
361,700	KDDI Corp.	6,213,088
16,500	Keyence Corp.	6,961,417
18,400	Kikkoman Corp.	176,770
13,200	Kinden Corp.	715,792
4,700	Kioxia Holdings Corp.*	633,879
19,800	Kirin Holdings Co., Ltd.	343,737
23,800	Komatsu Ltd.	1,144,536
2,500	Konami Group Corp.	332,763
25,400	Kubota Corp.	515,373
33,200	Kyocera Corp.	585,788
5,300	Kyowa Kirin Co., Ltd.	97,847
42,000	Kyushu Electric Power Co., Inc.	541,266
2,100	Lasertec Corp.	453,226
33,300	Lion Corp.	392,337
73,800	LY Corp.	182,633
12,700	M3 Inc.	138,805
6,000	Makita Corp.	229,810
35,100	Marubeni Corp.	1,346,110
8,400	MatsukiyoCocokara & Co.	139,343
136,800	Mebuki Financial Group Inc.	1,173,704
8,700	Meidensha Corp.	435,195
8,500	MINEBEA MITSUMI Inc.	182,558
30,700	Mitsubishi Chemical Group Corp.	227,626
80,300	Mitsubishi Corp.	2,702,677
110,400	Mitsubishi Electric Corp.	4,216,423
85,500	Mitsubishi Estate Co., Ltd.	2,890,431
22,400	Mitsubishi HC Capital Inc.	216,233
80,200	Mitsubishi Heavy Industries Ltd.	2,569,015
284,900	Mitsubishi UFJ Financial Group Inc.	5,334,378
61,600	Mitsui & Co., Ltd.	2,310,138
13,100	Mitsui E&S Co., Ltd.	657,804
66,000	Mitsui Fudosan Co., Ltd.	887,797
8,900	Mitsui Kinzoku Co., Ltd.	2,089,931
8,800	Mitsui OSK Lines Ltd.	326,445
62,090	Mizuho Financial Group Inc.	2,835,281
109,900	MonotaRO Co., Ltd.	1,461,725
14,900	Morinaga Milk Industry Co., Ltd.	472,795
146,000	MS&AD Insurance Group Holdings Inc.	4,082,286
41,500	Murata Manufacturing Co., Ltd.	1,087,534
32,300	NEC Corp.	894,913
9,600	Nexon Co., Ltd.	203,624
17,500	Nextage Co., Ltd.	433,474
33,400	NHK Spring Co., Ltd.	641,252
21,900	Nidec Corp.	345,444
46,700	Nintendo Co., Ltd.	2,632,714
202	Nippon Building Fund Inc., REIT	187,806
14,300	Nippon Electric Glass Co., Ltd.	628,284
25,700	Nippon Paint Holdings Co., Ltd.	190,246
4,200	Nippon Sanso Holdings Corp.	160,698
11,000	Nippon Shinyaku Co., Ltd.	361,570
118,700	Nippon Steel Corp.	483,422
10,300	Nippon Yusen KK	354,273
13,600	Nissan Chemical Corp.	617,714
53,200	Nissan Motor Co., Ltd.*	146,659
72,000	Nissui Corp.	712,626
10,900	Nitori Holdings Co., Ltd.	219,053
11,700	Nitto Boseki Co., Ltd.	1,880,082

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Japan — 19.7% — (continued)
16,700	Nitto Denko Corp.	$387,474
75,600	Nomura Holdings Inc.	700,515
63,480	Nomura Research Institute Ltd.	1,771,284
746,200	NTT Inc.	732,498
15,800	Obayashi Corp.	445,334
87,100	Obic Co., Ltd.	2,336,612
28,500	Olympus Corp.	279,848
6,900	Open House Group Co., Ltd.	510,541
1,000	Oracle Corp. Japan	60,309
27,900	Oriental Land Co., Ltd.	504,697
28,900	ORIX Corp.	1,020,164
9,100	Osaka Gas Co., Ltd.	378,745
5,900	Otsuka Corp.	118,861
11,100	Otsuka Holdings Co., Ltd.	760,026
24,800	PAL Group Holdings Co., Ltd.	262,802
48,600	Pan Pacific International Holdings Corp.	323,727
58,200	Panasonic Holdings Corp.	938,778
39,200	Rakuten Group Inc.*	207,366
77,400	Recruit Holdings Co., Ltd.	3,378,575
675,100	Renesas Electronics Corp.	12,783,260
53,100	Resona Holdings Inc.	648,376
34,200	Resorttrust Inc.	422,502
13,300	Ryohin Keikaku Co., Ltd.	306,565
40,200	Sankyo Co., Ltd.	566,792
6,300	Sankyu Inc.	404,924
4,100	Sanrio Co., Ltd.	147,552
35,000	Santen Pharmaceutical Co., Ltd.	392,151
25,400	Sanwa Holdings Corp.	671,383
28,200	Sawai Group Holdings Co., Ltd.	420,647
14,200	SBI Holdings Inc.	303,513
2,000	SCREEN Holdings Co., Ltd.	292,387
10,100	Secom Co., Ltd.	390,083
5,500	Seibu Holdings Inc.	162,619
8,700	Sekisui Chemical Co., Ltd.	169,605
14,900	Sekisui House Ltd.	364,613
52,000	Seven & i Holdings Co., Ltd.(c)	729,869
35,700	Shimadzu Corp.	994,706
10,300	Shimano Inc.	1,104,682
13,900	Shimizu Corp.	310,926
127,600	Shin-Etsu Chemical Co., Ltd.	5,045,578
18,900	Shionogi & Co., Ltd.	445,654
10,000	Shiseido Co., Ltd.	210,181
22,500	SMC Corp.	10,826,944
711,500	Softbank Corp.	973,223
150,200	SoftBank Group Corp.	3,895,150
133,600	Sompo Holdings Inc.	5,245,977
158,400	Sony Financial Group Inc.*	162,052
284,100	Sony Group Corp.	6,565,742
14,600	Subaru Corp.	275,664
17,100	Sugi Holdings Co., Ltd.	393,303
11,400	Sumitomo Bakelite Co., Ltd.	437,956
27,100	Sumitomo Corp.	1,153,527
17,900	Sumitomo Electric Industries Ltd.	1,183,506
6,400	Sumitomo Metal Mining Co., Ltd.	509,156
301,300	Sumitomo Mitsui Financial Group Inc.	11,287,329
15,500	Sumitomo Mitsui Trust Group Inc.	543,157
15,000	Sumitomo Realty & Development Co., Ltd.	506,557
3,400	Suntory Beverage & Food Ltd.	107,110

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Japan — 19.7% — (continued)
39,900	Suzuki Motor Corp.	$602,509
7,800	SWCC Corp.	767,827
13,100	Sysmex Corp.	124,448
11,900	T&D Holdings Inc.	318,752
12,800	Taiheiyo Cement Corp.	367,616
3,700	Taisei Corp.	480,587
39,454	Takeda Pharmaceutical Co., Ltd.	1,474,835
48,800	TDK Corp.	753,788
227,900	Terumo Corp.	3,077,894
5,400	TIS Inc.	111,110
14,000	Toho Co., Ltd.	140,340
45,900	Tokio Marine Holdings Inc.	1,914,411
11,200	Tokyo Electron Ltd.	3,167,405
7,800	Tokyo Gas Co., Ltd.	381,986
18,900	Tokyo Ohka Kogyo Co., Ltd.	1,110,934
7,900	Tokyo Seimitsu Co., Ltd.	870,862
22,700	Tokyo Tatemono Co., Ltd.	634,554
11,200	Tokyu Corp.	143,280
65,200	Tokyu Fudosan Holdings Corp.	654,363
6,300	TOPPAN Holdings Inc.	216,075
34,200	Toray Industries Inc.	292,197
7,300	Toyo Suisan Kaisha Ltd.	573,834
15,300	Toyo Tire Corp.	471,737
17,900	Toyoda Gosei Co., Ltd.	581,871
4,100	Toyota Industries Corp.	530,723
358,500	Toyota Motor Corp.	8,641,672
17,600	Toyota Tsusho Corp.	784,358
15,500	Tsumura & Co.	416,652
6,800	Tsuruha Holdings Inc.	114,285
30,400	Unicharm Corp.	208,475
10,500	West Japan Railway Co.	225,590
47,100	Yamaguchi Financial Group Inc.	828,458
22,100	Yamaha Motor Co., Ltd.	175,120
5,700	Yokogawa Electric Corp.	227,132
26,100	Yokohama Financial Group Inc.	281,846
2,700	Zensho Holdings Co., Ltd.	171,296
10,300	ZOZO Inc.	75,269

	Total Japan	270,103,157

Luxembourg — 0.3%
31,897	ArcelorMittal SA	2,081,307
4,657	CVC Capital Partners PLC(a)	66,440
3,068	Eurofins Scientific SE	245,790
13,409	Millicom International Cellular SA	977,382
9,490	Tenaris SA	258,522

	Total Luxembourg	3,629,441

Macau — 0.0%@
58,400	Sands China Ltd.	131,961

Mexico — 0.0%@
5,517	Fresnillo PLC	317,370

Netherlands — 5.2%
14,070	ABN AMRO Bank NV, Dutch Certificate, GDR(a)	471,916
635	Adyen NV*(a)	739,800
33,555	Aegon Ltd.	254,810
37,268	Akzo Nobel NV	2,629,624
1,544	Argenx SE*	1,186,209
2,822	ASM International NV	2,374,381

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Netherlands — 5.2% — (continued)
18,976	ASML Holding NV	$27,529,680
13,326	ASR Nederland NV	967,067
5,308	BE Semiconductor Industries NV	1,189,887
6,942	Euronext NV(a)	1,147,779
2,422	EXOR NV	212,913
12,989	Ferrovial SE	973,865
3,257	Heineken Holding NV	281,670
90,939	Heineken NV	8,426,253
180,110	ING Groep NV	5,196,036
4,346	JDE Peet’s NV	162,782
22,490	Koninklijke Ahold Delhaize NV	1,109,808
4,595	Koninklijke Heijmans NV	483,671
99,869	Koninklijke KPN NV	567,252
215,083	Koninklijke Philips NV*	6,869,759
12,733	Magnum Ice Cream Co. NV (The)*	202,209
5,201	Nebius Group NV, Class A Shares*	474,279
6,818	NN Group NV	555,266
32,766	Prosus NV*	1,678,721
15,256	QIAGEN NV	755,655
2,403	Randstad NV	79,425
50,939	Stellantis NV	413,755
121,457	Universal Music Group NV	2,742,350
23,653	Wolters Kluwer NV	1,903,285

	Total Netherlands	71,580,107

New Zealand — 0.1%
42,182	Auckland International Airport Ltd.	231,722
20,347	Contact Energy Ltd.	113,192
14,634	Fisher & Paykel Healthcare Corp., Ltd.	358,848
25,258	Infratil Ltd.	169,661
33,439	Meridian Energy Ltd.	113,470
4,157	Xero Ltd.*	243,897

	Total New Zealand	1,230,790

Norway — 0.6%
8,439	Aker BP ASA	253,957
118,901	DNB Bank ASA	3,773,704
18,200	Equinor ASA	541,929
5,021	Gjensidige Forsikring ASA	141,714
30,506	Kitron ASA	340,655
11,135	Kongsberg Gruppen ASA	453,090
11,654	Mowi ASA	274,325
123,955	Norsk Hydro ASA	1,151,106
17,739	Orkla ASA	242,701
1,787	Salmar ASA	106,788
36,287	Scatec ASA*(a)	467,016
16,084	Telenor ASA	297,762
3,984	Yara International ASA	201,497

	Total Norway	8,246,244

Poland — 0.0%@
5,745	InPost SA*	103,288

Portugal — 0.2%
194,443	Banco Comercial Portugues SA, Class R Shares	204,989
79,373	EDP SA	423,441
10,887	Galp Energia SGPS SA	234,282
71,055	Jeronimo Martins SGPS SA	1,868,653

	Total Portugal	2,731,365

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Singapore — 1.4%
1,087,758	CapitaLand Ascendas REIT	$2,311,320
155,828	CapitaLand Integrated Commercial Trust, REIT	301,498
57,700	CapitaLand Investment Ltd.	139,476
53,240	DBS Group Holdings Ltd.	2,402,604
60,033	Grab Holdings Ltd., Class A Shares*	253,339
38,200	iFAST Corp., Ltd.	280,015
257,200	Keppel DC REIT	469,292
36,900	Keppel Ltd.	379,362
84,700	Oversea-Chinese Banking Corp., Ltd.	1,428,681
135,100	SATS Ltd.	418,370
18,303	Sea Ltd., ADR*	1,984,960
22,300	Sembcorp Industries Ltd.	107,763
173,100	Sheng Siong Group Ltd.	359,691
40,250	Singapore Airlines Ltd.	227,927
20,400	Singapore Exchange Ltd.	293,101
39,900	Singapore Technologies Engineering Ltd.	314,003
591,400	Singapore Telecommunications Ltd.	2,355,365
129,603	United Overseas Bank Ltd.	3,784,438
80,000	UOL Group Ltd.	713,361
43,400	Wilmar International Ltd.	120,654

	Total Singapore	18,645,220

South Africa — 0.0%@
57,442	Investec PLC	494,736

South Korea — 1.4%
14,556	Classys Inc.*	589,852
3,087	Daewoong Pharmaceutical Co., Ltd.	377,785
5,280	Hanwha Corp.*	500,274
9,047	HD-Hyundai Marine Engine*	548,002
260	Hyosung Heavy Industries Corp.	508,768
9,609	Iljin Electric Co., Ltd.	595,978
10,138	IsuPetasys Co., Ltd.	900,193
27,480	JB Financial Group Co., Ltd.	605,673
2,276	KIWOOM Securities Co., Ltd.	735,332
2,350	KT&G Corp.	266,067
12,127	LEENO Industrial Inc.	895,520
2,357	LG Innotek Co., Ltd.	521,589
10,496	Netmarble Corp.(a)	383,196
8,436	Poongsan Corp.*	677,963
24,900	Samsung E&A Co., Ltd.	628,954
45,350	Samsung Electronics Co., Ltd.	6,805,557
3,736	Samsung Fire & Marine Insurance Co., Ltd.	1,372,888
5,239	Sanil Electric Co., Ltd.	605,179
25,667	Shinhan Financial Group Co., Ltd.	1,724,368
16,407	Silicon2 Co., Ltd.*	499,629

	Total South Korea	19,742,767

Spain — 3.2%
624	Acciona SA	182,151
4,343	ACS Actividades de Construccion y Servicios SA	562,916
18,498	Aena SME SA(a)	583,970
43,875	Amadeus IT Group SA	2,724,103
50,504	Atalaya Mining Copper SA	703,602
291,395	Banco Bilbao Vizcaya Argentaria SA	6,749,609
122,630	Banco de Sabadell SA	456,958
370,593	Banco Santander SA	4,639,659
197,302	Bankinter SA	3,307,172
98,172	CaixaBank SA	1,221,273

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Spain — 3.2% — (continued)
12,378	Cellnex Telecom SA(a)	$469,611
8,575	EDP Renovaveis SA	135,293
8,226	Endesa SA	336,159
7,354	Grifols SA	92,817
297,295	Iberdrola SA	7,043,345
22,880	Indra Sistemas SA	1,697,814
132,716	Industria de Diseno Textil SA	8,916,316
10,500	Logista Integral SA	400,265
192,943	Mapfre SA	893,722
49,264	Merlin Properties Socimi SA, REIT	871,247
5,845	Naturgy Energy Group SA	181,931
6,811	Redeia Corp. SA	126,632
27,610	Repsol SA	621,470
91,870	Telefonica SA	417,877

	Total Spain	43,335,912

Sweden — 2.6%
6,790	AddTech AB, Class B Shares	251,847
7,389	Alfa Laval AB	438,137
25,093	Assa Abloy AB, Class B Shares	1,075,139
67,061	Atlas Copco AB, Class A Shares	1,456,605
191,147	Atlas Copco AB, Class B Shares	3,615,142
19,076	Avanza Bank Holding AB	699,204
9,559	Beijer Ref AB, Class B Shares	150,102
7,011	Boliden AB*	559,258
311,813	Electrolux AB, Class B Shares*	2,639,195
16,786	Epiroc AB, Class A Shares	507,266
9,605	Epiroc AB, Class B Shares	250,696
12,148	EQT AB	375,204
14,647	Essity AB, Class B Shares	466,138
3,313	Evolution AB(a)	201,355
16,569	Fastighets AB Balder, Class B Shares*	124,607
12,640	H & M Hennes & Mauritz AB, Class B Shares	270,302
403,688	Hexagon AB, Class B Shares	4,605,020
1,925	Holmen AB, Class B Shares	76,059
2,855	Industrivarden AB, Class A Shares	162,632
4,321	Industrivarden AB, Class C Shares	245,108
6,911	Indutrade AB	180,359
4,075	Investment AB Latour, Class B Shares	104,412
45,568	Investor AB, Class B Shares	1,905,668
1,894	L E Lundbergforetagen AB, Class B Shares	124,475
5,384	Lifco AB, Class B Shares	192,062
19,246	NCC AB, Class B Shares	470,016
39,898	Nibe Industrier AB, Class B Shares	164,559
7,857	Saab AB, Class B Shares	568,290
5,522	Sagax AB, Class B Shares	116,795
26,888	Sandvik AB	1,194,521
12,816	Securitas AB, Class B Shares	228,496
38,193	Skandinaviska Enskilda Banken AB, Class A Shares	815,258
8,756	Skanska AB, Class B Shares	268,948
7,901	SKF AB, Class B Shares	227,716
7,776	Spotify Technology SA*	4,004,173
306,385	Storskogen Group AB, Class B Shares	313,270
15,391	Svenska Cellulosa AB SCA, Class B Shares	209,393
135,679	Svenska Handelsbanken AB, Class A Shares	2,172,330
21,303	Swedbank AB, Class A Shares	822,055
4,500	Swedish Orphan Biovitrum AB*	197,179
13,907	Tele2 AB, Class B Shares	294,001
70,155	Telefonaktiebolaget LM Ericsson, Class B Shares	814,617

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Sweden — 2.6% — (continued)
60,530	Telia Co. AB	$310,810
5,318	Trelleborg AB, Class B Shares	233,018
39,872	Volvo AB, Class B Shares(c)	1,552,947
44,405	Wihlborgs Fastigheter AB	470,755

	Total Sweden	36,125,139

Switzerland — 8.2%
57,683	ABB Ltd., Class Registered Shares	5,351,448
8,872	Accelleron Industries AG	840,352
16,837	Adecco Group AG, Class Registered Shares	475,459
79,553	Alcon AG	6,987,631
10,497	Avolta AG	688,827
651	Banque Cantonale Vaudoise, Class Registered Shares	99,838
82	Barry Callebaut AG, Class Registered Shares	154,133
251	Belimo Holding AG, Class Registered Shares	253,773
539	BKW AG	106,202
129	Chocoladefabriken Lindt & Spruengli AG	2,124,295
3	Chocoladefabriken Lindt & Spruengli AG, Class Registered Shares	494,831
29,015	Cie Financiere Richemont SA, Class Registered Shares	5,882,813
13,203	Coca-Cola HBC AG*	853,035
5,857	DKSH Holding AG	472,397
4,340	DSM-Firmenich AG	310,005
16,402	EFG International AG*	401,176
177	EMS-Chemie Holding AG, Class Registered Shares	146,430
3,869	Galderma Group AG	733,857
5,737	Galenica AG(a)	714,519
852	Geberit AG, Class Registered Shares	713,839
231	Givaudan SA, Class Registered Shares	929,715
251,158	Glencore PLC*	1,807,403
1,986	Helvetia Baloise Holding AG	515,422
12,789	Holcim AG*	1,177,137
24,304	Julius Baer Group Ltd.	2,060,770
827	Kardex Holding AG, Class Registered Shares	281,961
1,236	Kuehne + Nagel International AG, Class Registered Shares	285,944
3,741	Logitech International SA, Class Registered Shares	343,923
9,884	Lonza Group AG, Class Registered Shares	6,897,221
64,487	Nestlé SA, Class Registered Shares	7,029,455
47,595	Novartis AG, Class Registered Shares	8,046,755
11,170	On Holding AG, Class A Shares*	519,182
575	Partners Group Holding AG	637,188
4,530	PSP Swiss Property AG, Class Registered Shares	976,445
57,227	Roche Holding AG	27,336,237
10,476	Sandoz Group AG	922,556
1,030	Schindler Holding AG	391,713
582	Schindler Holding AG, Class Registered Shares	212,269
29,556	SGS SA, Class Registered Shares	3,728,313
3,422	Siegfried Holding AG, Class Registered Shares*	382,419
3,832	Sika AG, Class Registered Shares	787,471
1,285	Sonova Holding AG, Class Registered Shares	333,266
17,450	Sportradar Group AG, Class A Shares*	318,637
16,573	STMicroelectronics NV	556,295
11,704	Straumann Holding AG, Class Registered Shares	1,408,802
4,133	Sulzer AG, Class Registered Shares	917,985
759	Swatch Group AG (The)	192,999
716	Swiss Life Holding AG, Class Registered Shares	818,486
1,983	Swiss Prime Site AG, Class Registered Shares	378,435
7,479	Swiss Re AG	1,316,045
664	Swisscom AG, Class Registered Shares	622,896
1,966	Swissquote Group Holding SA, Class Registered Shares	1,051,855

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Switzerland — 8.2% — (continued)
5,631	Temenos AG, Class Registered Shares	$523,490
79,624	UBS Group AG, Class Registered Shares	3,318,864
6,295	VAT Group AG(a)	4,490,590
698	Ypsomed Holding AG, Class Registered Shares	244,115
3,673	Zurich Insurance Group AG	2,765,902

	Total Switzerland	112,333,021

Taiwan — 0.7%
125,000	Hon Hai Precision Industry Co., Ltd.	958,132
34,000	Taiwan Semiconductor Manufacturing Co., Ltd.	2,125,865
17,340	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	6,495,217

	Total Taiwan	9,579,214

United Kingdom — 17.1%
24,849	3i Group PLC	1,103,576
6,622	Admiral Group PLC	264,426
23,454	Airtel Africa PLC(a)	110,311
27,973	Anglo American PLC	1,392,047
7,138	ARM Holdings PLC, ADR*	909,738
10,564	Ashtead Group PLC	760,436
8,234	Associated British Foods PLC	218,603
120,149	AstraZeneca PLC	25,304,585
19,851	Autotrader Group PLC(a)	131,669
76,530	Aviva PLC	703,809
50,581	Babcock International Group PLC	922,384
186,292	BAE Systems PLC	5,350,732
79,665	Balfour Beatty PLC	812,382
1,607,862	Barclays PLC	9,708,529
98,375	Barratt Redrow PLC	486,498
37,147	Beazley PLC	632,659
38,949	Berkeley Group Holdings PLC	2,274,937
1,159,732	BP PLC	7,498,735
101,079	British American Tobacco PLC	6,314,853
87,339	British Land Co. PLC (The), REIT	480,365
147,109	BT Group PLC	428,888
44,623	Bunzl PLC	1,315,987
119,036	Centrica PLC	319,683
5,308	Coca-Cola Europacific Partners PLC	586,162
185,358	Compass Group PLC	5,714,286
12,212	Computacenter PLC	521,627
151,340	ConvaTec Group PLC(a)	526,244
7,440	Cranswick PLC	544,391
357,102	Currys PLC	774,897
367,463	Diageo PLC	8,216,022
54,996	Drax Group PLC	657,660
41,352	easyJet PLC	257,728
24,079	Endeavour Mining PLC	1,732,562
58,492	Entain PLC	453,581
2,066	Games Workshop Group PLC	496,505
10,190	Genus PLC	403,536
203,784	GSK PLC	6,044,039
827,774	Haleon PLC	4,531,877
47,527	Halma PLC	2,668,372
174,153	Harbour Energy PLC	595,267
635,196	HSBC Holdings PLC	11,935,040
16,412	ICG PLC	370,307
13,786	IMI PLC	537,432
19,218	Imperial Brands PLC	860,978
45,349	Inchcape PLC	543,043

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

United Kingdom — 17.1% — (continued)
31,796	Informa PLC	$358,170
3,503	InterContinental Hotels Group PLC	481,662
29,935	International Consolidated Airlines Group SA	170,844
3,969	Intertek Group PLC	251,920
41,478	J Sainsbury PLC	195,394
64,950	JD Sports Fashion PLC	71,384
17,484	JET2 PLC	295,181
322,184	Kingfisher PLC	1,608,518
52,529	Lancashire Holdings Ltd	474,086
17,456	Land Securities Group PLC, REIT	151,478
142,713	Legal & General Group PLC	520,089
3,545,936	Lloyds Banking Group PLC	4,864,974
33,433	London Stock Exchange Group PLC	3,969,417
204,399	LondonMetric Property PLC, REIT	590,900
55,333	M&G PLC	236,053
14,150	Marex Group PLC	614,959
52,387	Marks & Spencer Group PLC	278,689
207,644	Melrose Industries PLC	1,592,023
165,129	Mitie Group PLC	400,332
747,937	National Grid PLC	14,019,999
507,638	NatWest Group PLC	4,231,949
2,807	Next PLC	511,594
55,594	OSB Group PLC	457,154
14,892	Pearson PLC	192,473
18,397	Phoenix Group Holdings PLC	189,373
133,379	Reckitt Benckiser Group PLC	11,704,993
317,654	RELX PLC	11,031,396
62,483	Rentokil Initial PLC	384,764
28,060	Rio Tinto PLC	2,789,459
556,031	Rolls-Royce Holdings PLC	10,144,199
294,779	Sage Group PLC (The)	3,265,741
19,654	Schroders PLC	154,623
348,380	Segro PLC, REIT	3,945,484
6,902	Severn Trent PLC	305,040
278,541	Shell PLC	11,592,051
195,914	Smith & Nephew PLC	3,612,500
55,587	Smiths Group PLC	2,047,521
16,863	Softcat PLC	259,198
1,697	Spirax Group PLC	180,660
30,171	SSE PLC	1,094,022
38,814	St. James’s Place PLC	703,910
168,819	Standard Chartered PLC	4,162,358
352,161	Tesco PLC	2,273,395
110,191	Trainline PLC*(a)	289,980
210,310	Tritax Big Box REIT PLC	486,705
83,685	Unilever PLC	6,154,400
17,187	United Utilities Group PLC	322,850
9,447	Verisure PLC*	105,431
481,332	Vodafone Group PLC	742,912
61,298	Watches of Switzerland Group PLC*(a)	421,370
9,926	Weir Group PLC (The)	471,514
219,590	WH Smith PLC	2,034,329
32,833	Whitbread PLC	1,145,068
15,902	Wise PLC, Class A Shares*	183,722

	Total United Kingdom	235,155,598

United States — 0.5%
183,011	Carnival Corp.	5,773,997
9,529	Kiniksa Pharmaceuticals International PLC, Class A Shares*	423,945

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units		Security	Value

United States — 0.5% — (continued)
6,115		Liberty Media Corp.-Liberty Formula One, Class C Shares*	$560,073
526,000		Nexteer Automotive Group Ltd.	501,329
10		Palo Alto Networks Inc.*	1,489

		Total United States	7,260,833

Uruguay — 0.0%@
269		MercadoLibre Inc.*	472,789

		TOTAL COMMON STOCKS (Cost — $815,985,490)	1,342,210,409

PREFERRED STOCKS — 0.1%

Germany — 0.1%
1,209		Bayerische Motoren Werke AG, Class Preferred Shares	127,065
3,123		Dr ING hc F Porsche AG, Class Preferred Shares(a)	152,674
3,864		Henkel AG & Co. KGaA, Class Preferred Shares	379,774
3,530		Porsche Automobil Holding SE, Class Preferred Shares	150,232
699		Sartorius AG, Class Preferred Shares	198,396
5,197		Volkswagen AG, Class Preferred Shares	621,213

		TOTAL PREFERRED STOCKS (Cost — $1,540,714)	1,629,354

OPEN END MUTUAL FUND SECURITY — 0.1%

United States — 0.1%
18,811		Vanguard FTSE Developed Markets ETF, Common Class Shares (Cost — $819,661)	1,321,285

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $818,345,865)	1,345,161,048

Face Amount†

SHORT-TERM INVESTMENTS(d) — 1.6%

MONEY MARKET FUND — 0.2%
$2,755,398		Invesco STIT — Government & Agency Portfolio, Institutional Class, 3.674%(e) (Cost — $2,755,398)	2,755,398

TIME DEPOSITS — 1.4%
		ANZ National Bank — Hong Kong:
3,268,666	HKD	0.660% due 3/2/26	417,809
140,272	AUD	2.500% due 3/2/26	99,817
		BBH — New York:
2,370	CAD	1.100% due 3/2/26	1,737
4,625	NZD	1.400% due 3/2/26	2,774
287,916	NOK	2.700% due 3/2/26	30,277
		Citibank — London:
792,230	EUR	0.880% due 3/2/26	936,099
328,741	GBP	2.680% due 3/2/26	443,027
1,535,404		Citibank — New York, 2.980% due 3/2/26	1,535,404
30,180	SGD	HSBC Bank — Singapore, 0.280% due 3/2/26	23,859
14,646,855		JPMorgan Chase & Co. — New York, 2.980% due 3/2/26	14,646,855
		Skandinaviska Enskilda Banken AB — Stockholm:
143,138	CHF	(0.430)% due 3/2/26	186,196
152,055	DKK	0.650% due 3/2/26	24,046
494,198	SEK	0.670% due 3/2/26	54,741
		Sumitomo Mitsui Banking Corp. — Tokyo:
85,994,180	JPY	0.200% due 3/2/26	550,698

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Face Amount†	Security	Value

TIME DEPOSITS — 1.4% — (continued)
$615,314	2.980% due 3/2/26	$615,314

	TOTAL TIME DEPOSITS (Cost — $19,568,653)	19,568,653

	TOTAL SHORT-TERM INVESTMENTS (Cost — $22,324,051)	22,324,051

	TOTAL INVESTMENTS — 99.5% (Cost — $840,669,916)	1,367,485,099

	Other Assets in Excess of Liabilities — 0.5%	6,275,202

	TOTAL NET ASSETS — 100.0%	$1,373,760,301

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
@	The amount is less than 0.05%.
(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 28, 2026, amounts to $17,540,754 and represents 1.3% of net assets.

(b)	Illiquid security.
(c)	All or a portion of this security is on loan (see Note 1).
(d)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 1.4%.
(e)	Represents investments of collateral received from securities lending transactions.
#	Security that used significant unobservable inputs to determine fair value. At February 28, 2026, the Fund held a Level 3 security with a value of $57,555, representing less than 0.05% of net assets.

At February 28, 2026, for International Equity Fund the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
International Equity Fund	$840,669,916	$571,557,308	$ (44,644,359)	$526,912,949

Abbreviations used in this schedule:
ADR	— American Depositary Receipt
ETF	— Exchange-Traded Fund
GDR	— Global Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Summary of Investments by Security Sector^
Industrials	19.7%
Financials	19.3
Health Care	12.5
Information Technology	11.8
Consumer Discretionary	10.3
Consumer Staples	7.0
Materials	5.8
Communication Services	4.0
Utilities	3.3
Energy	2.8
Real Estate	2.1
Short-Term Investments	1.4

Total Investments	100.0	%+

^	As a percentage of total investments.
+	Does not reflect investments of collateral received from securities lending transactions.

At February 28, 2026, International Equity Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation on the open contracts reflected in the accompanying financial statements was as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Value	Unrealized Appreciation
Contracts to Buy:
Euro STOXX 50 Futures	16	3/26	$1,140,988	$1,163,261	$22,273
FTSE 100 Index Futures	3	3/26	415,696	440,924	25,228
SPI 200 Index Futures	2	3/26	314,171	326,268	12,097
TOPIX Index Futures	2	3/26	468,317	506,485	38,168

					$97,766

At February 28, 2026, International Equity Fund had deposited cash of $199,747 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

Currency abbreviations used in this schedule:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

COMMON STOCKS — 96.5%

Australia — 0.0%@
128,000	MMG Ltd.*	$178,457

Brazil — 4.9%
150,710	Ambev SA	478,248
38,793	Axia Energia	463,581
9,981	Axia Energia*	114,936
8,862	Axia Energia, Class Preferred Shares	115,564
160,199	B3 SA — Brasil Bolsa Balcao	559,290
54,657	Banco Bradesco SA	195,830
37,589	Banco BTG Pactual SA	449,119
446,005	Banco do Brasil SA	2,344,350
286,382	BB Seguridade Participacoes SA	1,937,085
15,025	Caixa Seguridade Participacoes SA	52,133
15,702	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	471,291
28,327	Cia Paranaense de Energia — Copel	80,995
7,096	CPFL Energia SA	69,685
22,421	Embraer SA	404,152
9,640	Energisa SA	101,252
30,868	Eneva SA*	128,839
143,568	Engie Brasil Energia SA	943,092
38,815	Equatorial SA	318,793
129,091	Inter & Co., Inc., Class A Shares	1,124,383
20,671	Klabin SA	82,890
438,215	Localiza Rent a Car SA	4,338,432
15,727	Localiza Rent a Car SA*	149,720
22,948	MBRF Global Foods Co. SA	92,559
383,616	Motiva Infraestrutura de Mobilidade SA	1,245,762
108,000	Multiplan Empreendimentos Imobiliarios SA	741,465
307,514	NU Holdings Ltd., Class A Shares*	4,606,560
118,602	Petroleo Brasileiro SA — Petrobras	988,437
88,012	Petroleo Brasileiro SA — Petrobras, ADR	1,463,640
6,183	Porto Seguro SA	63,106
168,364	PRIO SA*	1,789,328
481,420	Raia Drogasil SA	2,354,917
305,807	Rede D’Or Sao Luiz SA(a)	2,403,679
40,743	Rumo SA	126,906
177,864	Smartfit Escola de Ginastica e Danca SA	700,750
8,382	StoneCo Ltd., Class A Shares*	140,818
111,025	Suzano SA	1,255,951
23,500	TIM SA	127,878
18,187	TOTVS SA	134,226
21,149	Ultrapar Participações SA	106,422
115,736	Vale SA	1,997,048
110,105	Vale SA, Class B Shares, ADR	1,891,604
367,960	Vibra Energia SA	2,147,269
379,013	WEG SA	3,673,960
15,447	XP Inc., Class A Shares	332,574

	Total Brazil	43,308,519

Canada — 0.0%@
8,200	China Gold International Resources Corp., Ltd.	214,323

Chile — 0.8%
86,541	Antofagasta PLC	5,004,882
1,448,861	Banco de Chile	298,828
2,814	Banco de Credito e Inversiones SA	192,792
2,179,086	Banco Santander Chile	187,266
39,500	Cencosud SA	123,444

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Chile — 0.8% — (continued)
32,401	Empresas CMPC SA	$48,004
13,356	Empresas COPEC SA	110,224
917,604	Enel Chile SA	76,807
22,320	Falabella SA	165,726
10,066,078	Latam Airlines Group SA	283,277
24,430	Plaza SA	115,274

	Total Chile	6,606,524

China — 17.2%
9,300	360 Security Technology Inc., Class A Shares	16,788
3,900	37 Interactive Entertainment Network Technology Group Co., Ltd., Class A Shares	13,911
56,500	3SBio Inc.*(a)	158,084
24,000	AAC Technologies Holdings Inc.	114,177
3,200	Accelink Technologies Co., Ltd., Class A Shares	35,346
1,474	Advanced Micro-Fabrication Equipment Inc., Class A Shares	75,630
3,000	AECC Aviation Power Co., Ltd., Class A Shares	24,980
163,100	Agricultural Bank of China Ltd., Class A Shares	152,250
882,000	Agricultural Bank of China Ltd., Class H Shares(b)	599,896
11,877	Aier Eye Hospital Group Co., Ltd., Class A Shares	18,343
13,600	Air China Ltd., Class A Shares*	16,668
21,000	Akeso Inc.*(a)	286,383
31,400	Aluminum Corp. of China Ltd., Class A Shares	62,925
120,000	Aluminum Corp. of China Ltd., Class H Shares(b)	218,553
351	Amlogic Shanghai Co., Ltd., Class A Shares*	4,856
2,500	Angel Yeast Co., Ltd., Class A Shares	16,028
6,100	Anhui Conch Cement Co., Ltd., Class A Shares	22,717
198,216	Anhui Conch Cement Co., Ltd., Class H Shares(b)	623,561
1,000	Anhui Gujing Distillery Co., Ltd., Class A Shares	17,673
100	Anhui Gujing Distillery Co., Ltd., Class B Shares	887
3,500	Anhui Jianghuai Automobile Group Corp., Ltd., Class A Shares*	27,940
1,900	Anker Innovations Technology Co., Ltd., Class A Shares	26,784
168,400	ANTA Sports Products Ltd.	1,828,364
3,600	Avary Holding Shenzhen Co., Ltd., Class A Shares	30,889
44,000	AviChina Industry & Technology Co., Ltd., Class H Shares(b)	23,838
16,800	BAIC BluePark New Energy Technology Co., Ltd., Class A Shares*	19,549
70,968	Baidu Inc., Class A Shares*	1,106,997
47,000	Bank of Beijing Co., Ltd., Class A Shares	36,933
16,600	Bank of Changsha Co., Ltd., Class A Shares	23,710
4,000	Bank of Chengdu Co., Ltd., Class A Shares	9,431
98,730	Bank of China Ltd., Class A Shares	76,003
2,265,000	Bank of China Ltd., Class H Shares(b)	1,347,358
106,500	Bank of Communications Co., Ltd., Class A Shares	101,693
279,000	Bank of Communications Co., Ltd., Class H Shares(b)	245,195
14,800	Bank of Hangzhou Co., Ltd., Class A Shares	35,059
35,590	Bank of Jiangsu Co., Ltd., Class A Shares	53,701
16,600	Bank of Nanjing Co., Ltd., Class A Shares	27,224
14,790	Bank of Ningbo Co., Ltd., Class A Shares	67,478
29,640	Bank of Shanghai Co., Ltd., Class A Shares	41,839
30,184	Baoshan Iron & Steel Co., Ltd., Class A Shares	31,664
1,300	Beijing Compass Technology Development Co., Ltd., Class A Shares*	21,942
9,900	Beijing Enlight Media Co., Ltd., Class A Shares	28,115
1,276	Beijing Kingsoft Office Software Inc., Class A Shares	55,962
2,000	Beijing New Building Materials PLC, Class A Shares	8,156
760	Beijing Roborock Technology Co., Ltd., Class A Shares	15,841
2,600	Beijing Tong Ren Tang Co., Ltd., Class A Shares	11,672
718	Beijing Wantai Biological Pharmacy Enterprise Co., Ltd., Class A Shares*	4,284
79,200	Beijing-Shanghai High Speed Railway Co., Ltd., Class A Shares	57,129
1,400	Bestechnic Shanghai Co., Ltd., Class A Shares*	42,211

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

China — 17.2% — (continued)
7,627	Bilibili Inc., Class Z Shares*	$213,824
13,300	Bluefocus Intelligent Communications Group Co., Ltd., Class A Shares*	35,864
68,500	BOE Technology Group Co., Ltd., Class A Shares	44,706
8,700	BYD Co., Ltd., Class A Shares	113,177
396,948	BYD Co., Ltd., Class H Shares(b)	4,789,931
903	Cambricon Technologies Corp., Ltd., Class A Shares*	154,362
318,000	CGN Power Co., Ltd., Class H Shares(a)(b)	127,494
300	Changchun High-Tech Industry Group Co., Ltd., Class A Shares	4,187
3,900	Chaozhou Three-Circle Group Co., Ltd., Class A Shares	35,752
6,800	Chifeng Jilong Gold Mining Co., Ltd., Class A Shares	40,004
31,500	China CITIC Bank Corp., Ltd., Class A Shares	33,041
270,000	China CITIC Bank Corp., Ltd., Class H Shares(b)	248,698
450,000	China CITIC Financial Asset Management Co., Ltd., Class H Shares*(a)(b)	48,789
61,000	China Coal Energy Co., Ltd., Class H Shares(b)	101,813
47,500	China Construction Bank Corp., Class A Shares	59,492
5,528,224	China Construction Bank Corp., Class H Shares(b)	5,639,887
16,600	China CSSC Holdings Ltd., Class A Shares	91,254
27,298	China Eastern Airlines Corp., Ltd., Class A Shares*	22,800
47,400	China Energy Engineering Corp., Ltd., Class A Shares	17,535
91,612	China Everbright Bank Co., Ltd., Class A Shares	43,259
127,000	China Feihe Ltd.(a)	61,821
12,000	China Galaxy Securities Co., Ltd., Class A Shares	25,520
99,000	China Galaxy Securities Co., Ltd., Class H Shares(b)	125,038
10,800	China Greatwall Technology Group Co., Ltd., Class A Shares*	26,079
91,000	China Hongqiao Group Ltd.	415,885
20,900	China International Capital Corp., Ltd., Class A Shares	105,487
58,800	China International Capital Corp., Ltd., Class H Shares(a)(b)	151,742
7,200	China Jushi Co., Ltd., Class A Shares	28,317
5,300	China Life Insurance Co., Ltd., Class A Shares	34,342
237,000	China Life Insurance Co., Ltd., Class H Shares(b)	953,044
10,200	China Literature Ltd.*(a)	40,958
65,000	China Longyuan Power Group Corp., Ltd., Class H Shares(b)	62,846
102,000	China Mengniu Dairy Co., Ltd.	211,543
40,800	China Merchants Bank Co., Ltd., Class A Shares	230,122
1,186,633	China Merchants Bank Co., Ltd., Class H Shares(b)	7,400,149
17,000	China Merchants Energy Shipping Co., Ltd., Class A Shares	40,228
13,200	China Merchants Expressway Network & Technology Holdings Co., Ltd., Class A Shares	18,640
9,230	China Merchants Securities Co., Ltd., Class A Shares	22,310
6,520	China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A Shares	9,415
55,920	China Minsheng Banking Corp., Ltd., Class A Shares	31,626
236,700	China Minsheng Banking Corp., Ltd., Class H Shares(b)	122,484
102,000	China National Building Material Co., Ltd., Class H Shares(b)	88,878
19,300	China National Chemical Engineering Co., Ltd., Class A Shares	26,262
34,000	China National Nuclear Power Co., Ltd., Class A Shares	42,214
2,470	China National Software & Service Co., Ltd., Class A Shares*	16,056
44,000	China Nonferrous Mining Corp., Ltd.	85,245
5,200	China Northern Rare Earth Group High-Tech Co., Ltd., Class A Shares	47,235
44,000	China Oilfield Services Ltd., Class H Shares(b)	56,927
12,500	China Pacific Insurance Group Co., Ltd., Class A Shares	74,311
84,000	China Pacific Insurance Group Co., Ltd., Class H Shares(b)	385,246
43,800	China Petroleum & Chemical Corp., Class A Shares	41,338
726,000	China Petroleum & Chemical Corp., Class H Shares(b)	507,695
27,800	China Railway Group Ltd., Class A Shares	25,552
138,000	China Railway Group Ltd., Class H Shares(b)	91,562
22,980	China Railway Signal & Communication Corp., Ltd., Class A Shares	19,149
4,498	China Resources Microelectronics Ltd., Class A Shares	37,375
148,300	China Resources Mixc Lifestyle Services Ltd.(a)	901,410
4,836	China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A Shares	20,346

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

China — 17.2% — (continued)
13,299	China Shenhua Energy Co., Ltd., Class A Shares	$81,914
107,500	China Shenhua Energy Co., Ltd., Class H Shares(b)	617,227
20,400	China Southern Airlines Co., Ltd., Class A Shares*	21,830
90,040	China State Construction Engineering Corp., Ltd., Class A Shares	66,128
41,600	China Three Gorges Renewables Group Co., Ltd., Class A Shares	25,221
4,435	China Tourism Group Duty Free Corp., Ltd., Class A Shares	52,283
141,100	China Tower Corp., Ltd., Class H Shares(a)(b)	200,951
74,800	China United Network Communications Ltd., Class A Shares	53,623
15,600	China Vanke Co., Ltd., Class A Shares*	11,001
18,800	China XD Electric Co., Ltd., Class A Shares	43,850
50,900	China Yangtze Power Co., Ltd., Class A Shares	193,190
52,390	China Zheshang Bank Co., Ltd., Class A Shares	22,756
16,182	Chongqing Changan Automobile Co., Ltd., Class A Shares	26,079
28,000	Chongqing Rural Commercial Bank Co., Ltd., Class A Shares	26,497
70,000	Chongqing Rural Commercial Bank Co., Ltd., Class H Shares(b)	52,769
3,000	Chongqing Zhifei Biological Products Co., Ltd., Class A Shares*	7,551
120,000	CITIC Ltd.	191,754
22,565	CITIC Securities Co., Ltd., Class A Shares	89,961
49,925	CITIC Securities Co., Ltd., Class H Shares(b)	178,691
26,600	CMOC Group Ltd., Class A Shares	93,651
123,000	CMOC Group Ltd., Class H Shares(b)	383,163
1,820	CNGR Advanced Material Co., Ltd., Class A Shares	15,227
16,100	CNPC Capital Co., Ltd., Class A Shares	21,319
95,871	Contemporary Amperex Technology Co., Ltd., Class A Shares	4,775,039
2,000	Contemporary Amperex Technology Co., Ltd., Class H Shares(b)	126,314
5,300	COSCO Shipping Energy Transportation Co., Ltd., Class A Shares	15,890
20,320	COSCO SHIPPING Holdings Co., Ltd., Class A Shares	44,445
82,250	COSCO SHIPPING Holdings Co., Ltd., Class H Shares(b)	159,884
51,400	CRRC Corp., Ltd., Class A Shares	47,109
151,000	CRRC Corp., Ltd., Class H Shares(b)	111,558
8,700	CSC Financial Co., Ltd., Class A Shares	30,194
2,880	CSPC Innovation Pharmaceutical Co., Ltd., Class A Shares	13,859
257,120	CSPC Pharmaceutical Group Ltd.	324,137
49,700	Daqin Railway Co., Ltd., Class A Shares	36,939
342,200	DaShenLin Pharmaceutical Group Co., Ltd., Class A Shares	973,740
9,600	Dongfang Electric Corp., Ltd., Class A Shares	51,685
86,000	Dongfeng Motor Group Co., Ltd., Class H Shares*(b)	107,729
27,025	East Money Information Co., Ltd., Class A Shares	88,643
58,680	Eastroc Beverage Group Co., Ltd., Class A Shares	2,065,952
10,627	Eastroc Beverage Group Co., Ltd., Class H Shares*(b)	336,876
900	Ecovacs Robotics Co., Ltd., Class A Shares	9,086
1,300	Empyrean Technology Co., Ltd., Class A Shares	19,121
25,200	ENN Energy Holdings Ltd.	222,062
387,743	ENN Natural Gas Co., Ltd., Class A Shares	1,152,088
2,300	Eoptolink Technology Inc. Ltd., Class A Shares	118,158
5,681	Eve Energy Co., Ltd., Class A Shares	51,562
7,300	Everbright Securities Co., Ltd., Class A Shares	17,686
20,800	Focus Media Information Technology Co., Ltd., Class A Shares	21,412
9,186	Foshan Haitian Flavouring & Food Co., Ltd., Class A Shares	48,133
17,700	Founder Securities Co., Ltd., Class A Shares	19,789
26,400	Foxconn Industrial Internet Co., Ltd., Class A Shares	211,106
120,000	Full Truck Alliance Co., Ltd., ADR	1,125,600
4,100	Fuyao Glass Industry Group Co., Ltd., Class A Shares	36,083
20,800	Fuyao Glass Industry Group Co., Ltd., Class H Shares(a)(b)	172,686
3,220	Ganfeng Lithium Group Co., Ltd., Class A Shares	34,238
15,000	Ganfeng Lithium Group Co., Ltd., Class H Shares(a)(b)	131,278
21,800	GD Power Development Co., Ltd., Class A Shares	15,600
38,700	GDS Holdings Ltd., Class A Shares*	201,131

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

China — 17.2% — (continued)
15,100	GEM Co., Ltd., Class A Shares	$21,901
48,000	Genscript Biotech Corp.*	73,405
26,000	GF Securities Co., Ltd., Class A Shares	78,863
27,200	GF Securities Co., Ltd., Class H Shares(b)	59,762
10,400	Giant Biogene Holding Co., Ltd.(a)	42,591
4,700	Giant Network Group Co., Ltd., Class A Shares	25,222
1,824	Gigadevice Semiconductor Inc., Class A Shares	79,514
4,300	GoerTek Inc., Class A Shares	17,000
9,900	Goldwind Science & Technology Co., Ltd., Class A Shares	41,027
2,233	Goneo Group Co., Ltd., Class A Shares	14,172
8,900	Gotion High-tech Co., Ltd., Class A Shares	49,115
68,500	Great Wall Motor Co., Ltd., Class H Shares(b)	113,055
8,500	Gree Electric Appliances Inc. of Zhuhai, Class A Shares	46,396
2,200	Guangdong Haid Group Co., Ltd., Class A Shares	17,575
9,000	Guangdong HEC Technology Holding Co., Ltd., Class A Shares*(c)(d)	49,588
15,100	Guangzhou Automobile Group Co., Ltd., Class A Shares	17,888
3,220	Guangzhou Tinci Materials Technology Co., Ltd., Class A Shares	19,831
25,000	Guolian Minsheng Securities Co., Ltd., Class A Shares	35,875
9,400	Guosen Securities Co., Ltd., Class A Shares	17,190
32,378	Guotai Haitong Securities Co., Ltd., Class A Shares	89,285
60,864	Guotai Haitong Securities Co., Ltd., Class H Shares(a)(b)	123,869
5,900	Guoyuan Securities Co., Ltd., Class A Shares	7,147
17,924	H World Group Ltd., ADR	982,235
60,000	Haidilao International Holding Ltd.(a)	134,968
13,300	Haier Smart Home Co., Ltd., Class A Shares	49,816
77,400	Haier Smart Home Co., Ltd., Class H Shares(b)	263,377
70,600	Hainan Airlines Holding Co., Ltd., Class A Shares*	17,478
29,200	Hainan Airport Infrastructure Co., Ltd., Class A Shares	18,084
16,000	Haitian International Holdings Ltd.	51,750
2,000	Hangzhou Chang Chuan Technology Co., Ltd., Class A Shares	42,046
4,939	Hangzhou First Applied Material Co., Ltd., Class A Shares	13,024
2,700	Hangzhou Silan Microelectronics Co., Ltd., Class A Shares	12,642
48,000	Hansoh Pharmaceutical Group Co., Ltd.(a)	214,201
389,428	Harbin Electric Co., Ltd., Class H Shares(b)	1,402,734
5,900	Hebei Changshan Biochemical Pharmaceutical Co., Ltd., Class A Shares*	40,118
1,600	Henan Shenhuo Coal Industry & Electricity Power Co., Ltd., Class A Shares	7,598
9,400	Henan Shuanghui Investment & Development Co., Ltd., Class A Shares	35,983
187,500	Hengan International Group Co., Ltd.	700,233
10,778	Hengli Petrochemical Co., Ltd., Class A Shares	40,341
8,200	Hengtong Optic-electric Co., Ltd., Class A Shares	56,689
1,740	Hesai Group*	48,841
3,600	Hgtech Co., Ltd., Class A Shares	47,064
1,599	Hithink RoyalFlush Information Network Co., Ltd., Class A Shares	77,313
157,800	Horizon Robotics, Class B Shares*	165,039
900	Hoshine Silicon Industry Co., Ltd., Class A Shares	6,724
24,000	Hua Hong Semiconductor Ltd., Class H Shares*(a)	295,459
18,400	Huadian Power International Corp., Ltd., Class A Shares	13,674
1,694	Huadong Medicine Co., Ltd., Class A Shares	8,869
15,100	Huafon Chemical Co., Ltd., Class A Shares	27,337
22,500	Huaneng Power International Inc., Class A Shares	23,737
160,000	Huaneng Power International Inc., Class H Shares(b)	123,179
2,600	Huaqin Technology Co., Ltd., Class A Shares	34,884
16,000	Huatai Securities Co., Ltd., Class A Shares	49,818
49,600	Huatai Securities Co., Ltd., Class H Shares(a)(b)	106,110
30,500	Huaxia Bank Co., Ltd., Class A Shares	29,747
289,199	Huayu Automotive Systems Co., Ltd., Class A Shares	814,451
1,000	Huizhou Desay Sv Automotive Co., Ltd., Class A Shares	18,043
3,785	Hundsun Technologies Inc., Class A Shares	16,455

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

China — 17.2% — (continued)
1,337	Hwatsing Technology Co., Ltd., Class A Shares	$37,722
4,534	Hygon Information Technology Co., Ltd., Class A Shares	172,238
1,600	IEIT Systems Co., Ltd., Class A Shares	14,874
5,400	Iflytek Co., Ltd., Class A Shares	43,822
560	Imeik Technology Development Co., Ltd., Class A Shares	11,651
142,500	Industrial & Commercial Bank of China Ltd., Class A Shares	143,766
2,075,000	Industrial & Commercial Bank of China Ltd., Class H Shares(b)	1,709,377
39,200	Industrial Bank Co., Ltd., Class A Shares	104,557
19,760	Industrial Securities Co., Ltd., Class A Shares	19,412
800	Ingenic Semiconductor Co., Ltd., Class A Shares	15,493
62,900	Inner Mongolia BaoTou Steel Union Co., Ltd., Class A Shares	29,683
7,700	Inner Mongolia Dian Tou Energy Corp., Ltd., Class A Shares	34,412
16,300	Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A Shares	14,254
5,400	Inner Mongolia Xingye Silver&Tin Mining Co., Ltd., Class A Shares	44,355
13,600	Inner Mongolia Yili Industrial Group Co., Ltd., Class A Shares	51,734
41,700	Inner Mongolia Yitai Coal Co., Ltd., Class B Shares	84,912
46,500	Innovent Biologics Inc.*(a)	504,550
2,200	Isoftstone Information Technology Group Co., Ltd., Class A Shares	15,800
66,200	J&T Global Express Ltd.*	87,107
4,116	JA Solar Technology Co., Ltd., Class A Shares*	7,251
4,000	JCET Group Co., Ltd., Class A Shares	28,028
35,900	JD Health International Inc.*(a)	259,649
57,000	JD Logistics Inc.*(a)	81,248
36,437	JD.com Inc., ADR	966,674
104,506	JD.com Inc., Class A Shares	1,385,448
7,400	Jiangsu Eastern Shenghong Co., Ltd., Class A Shares*	14,033
46,000	Jiangsu Expressway Co., Ltd., Class H Shares(b)	59,890
1,948	Jiangsu Hengli Hydraulic Co., Ltd., Class A Shares	32,011
13,501	Jiangsu Hengrui Pharmaceuticals Co., Ltd., Class A Shares	111,160
3,000	Jiangsu King’s Luck Brewery JSC Ltd., Class A Shares	13,667
6,200	Jiangsu Yanghe Distillery Co., Ltd., Class A Shares	48,066
3,200	Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A Shares	18,039
6,200	Jiangsu Zhongtian Technology Co., Ltd., Class A Shares	26,296
3,300	Jiangxi Copper Co., Ltd., Class A Shares	28,245
35,000	Jiangxi Copper Co., Ltd., Class H Shares(b)	205,602
13,200	Jinduicheng Molybdenum Co., Ltd., Class A Shares	47,415
9,597	Jinko Solar Co., Ltd., Class A Shares*	10,541
1,204	Kangmei Pharmaceutical Co., Ltd., Class A Shares*(c)#	2
10,693	Kanzhun Ltd., ADR	171,943
51,000	KE Holdings Inc., ADR	838,950
63,104	KE Holdings Inc., Class A Shares	349,884
89,000	Kingdee International Software Group Co., Ltd.*	115,062
36,000	Kingsoft Corp., Ltd.	119,421
130,400	Kuaishou Technology, Class B Shares(a)	1,043,704
3,200	Kuang-Chi Technologies Co., Ltd., Class A Shares*	22,257
2,800	Kunlun Tech Co., Ltd., Class A Shares*	24,903
2,388	Kweichow Moutai Co., Ltd., Class A Shares	505,675
900	Laopu Gold Co., Ltd., Class H Shares(b)	83,159
6,600	LB Group Co., Ltd., Class A Shares	22,470
1,396,000	Lenovo Group Ltd.	1,741,218
9,000	Lens Technology Co., Ltd., Class A Shares	45,963
39,806	Li Auto Inc., Class A Shares*	350,521
80,500	Li Ning Co., Ltd.	231,372
14,500	Lingyi iTech Guangdong Co., Class A Shares	32,454
51,500	Longfor Group Holdings Ltd.(a)	65,610
9,072	LONGi Green Energy Technology Co., Ltd., Class A Shares*	24,198
1,012	Loongson Technology Corp., Ltd., Class A Shares*	23,380
16,138	Luxshare Precision Industry Co., Ltd., Class A Shares	117,743

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

China — 17.2% — (continued)
3,800	Luzhou Laojiao Co., Ltd., Class A Shares	$61,202
3,400	Mango Excellent Media Co., Ltd., Class A Shares	12,072
41,000	Mao Geping Cosmetics Co., Ltd., Class H Shares(b)	411,076
864	Maxscend Microelectronics Co., Ltd., Class A Shares	10,081
105,500	Meitu Inc.*(a)	75,988
161,483	Meituan, Class B Shares*(a)	1,664,385
36,900	Metallurgical Corp. of China Ltd., Class A Shares	17,256
171,600	Midea Group Co., Ltd., Class A Shares	1,966,902
14,600	Midea Group Co., Ltd., Class H Shares(b)	169,223
19,516	MINISO Group Holding Ltd.	89,120
45,500	MINISO Group Holding Ltd., ADR(e)	819,910
1,749	Montage Technology Co., Ltd., Class A Shares	41,563
10,086	Muyuan Foods Co., Ltd., Class A Shares	68,973
16,595	NARI Technology Co., Ltd., Class A Shares	65,791
5,493	National Silicon Industry Group Co., Ltd., Class A Shares*	17,376
1,680	NAURA Technology Group Co., Ltd., Class A Shares	115,295
162,775	NetEase Inc.	3,738,042
2,500	New China Life Insurance Co., Ltd., Class A Shares	27,518
27,700	New China Life Insurance Co., Ltd., Class H Shares(b)	195,085
6,400	New Hope Liuhe Co., Ltd., Class A Shares	8,126
39,610	New Oriental Education & Technology Group Inc.	218,492
788	Ningbo Deye Technology Co., Ltd., Class A Shares	11,988
2,100	Ningbo Orient Wires & Cables Co., Ltd., Class A Shares	18,106
4,500	Ningbo Sanxing Medical Electric Co., Ltd., Class A Shares	17,250
4,160	Ningbo Tuopu Group Co., Ltd., Class A Shares	41,069
10,200	Ningxia Baofeng Energy Group Co., Ltd., Class A Shares	35,608
60,793	NIO Inc., Class A Shares*	301,305
64,200	Nongfu Spring Co., Ltd., Class H Shares(a)(b)	387,268
9,000	OFILM Group Co., Ltd., Class A Shares*	12,882
1,720	OmniVision Integrated Circuits Group Inc.	30,805
14,464	Orient Securities Co., Ltd., Class A Shares	21,301
24,800	People’s Insurance Co. Group of China Ltd. (The), Class A Shares	30,958
278,000	People’s Insurance Co. Group of China Ltd. (The), Class H Shares(b)	227,490
21,700	PetroChina Co., Ltd., Class A Shares	34,487
672,000	PetroChina Co., Ltd., Class H Shares(b)	823,281
2,025	Pharmaron Beijing Co., Ltd., Class A Shares	8,726
224,000	PICC Property & Casualty Co., Ltd., Class H Shares(b)	462,857
47,200	Ping An Bank Co., Ltd., Class A Shares	74,985
21,600	Ping An Insurance Group Co. of China Ltd., Class A Shares	198,532
856,057	Ping An Insurance Group Co. of China Ltd., Class H Shares(b)	7,475,014
850	Piotech Inc., Class A Shares	45,668
18,000	Poly Developments & Holdings Group Co., Ltd., Class A Shares	17,833
17,200	Pop Mart International Group Ltd.(a)	504,391
45,300	Postal Savings Bank of China Co., Ltd., Class A Shares	32,831
285,000	Postal Savings Bank of China Co., Ltd., Class H Shares(a)(b)	179,433
22,300	Power Construction Corp. of China Ltd., Class A Shares	18,617
8,300	Qinghai Salt Lake Industry Co., Ltd., Class A Shares*	46,157
4,000	Range Intelligent Computing Technology Group Co., Ltd., Class A Shares(d)	59,874
6,000	Remegen Co., Ltd., Class H Shares*(a)(b)	61,644
1,100	Rockchip Electronics Co., Ltd., Class A Shares	28,814
11,850	Rongsheng Petrochemical Co., Ltd., Class A Shares	26,922
11,800	SAIC Motor Corp., Ltd., Class A Shares	24,636
9,500	Sailun Group Co., Ltd., Class A Shares	21,759
6,100	Sanan Optoelectronics Co., Ltd., Class A Shares	14,822
1,800	Sangfor Technologies Inc., Class A Shares*	34,397
18,900	Sany Heavy Industry Co., Ltd., Class A Shares	63,729
7,247	Satellite Chemical Co., Ltd., Class A Shares	24,744
20,600	SDIC Capital Co., Ltd., Class A Shares	22,388

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

China — 17.2% — (continued)
14,700	SDIC Power Holdings Co., Ltd., Class A Shares	$28,388
893,000	SenseTime Group Inc., Class B Shares*(a)	292,212
2,700	Seres Group Co., Ltd., Class A Shares	42,203
7,700	SF Holding Co., Ltd., Class A Shares	42,489
1,267	SG Micro Corp., Class A Shares	12,688
16,700	Shaanxi Coal Industry Co., Ltd., Class A Shares	57,658
5,500	Shandong Gold Mining Co., Ltd., Class A Shares	38,345
28,500	Shandong Gold Mining Co., Ltd., Class H Shares(a)(b)	149,968
3,000	Shandong Himile Mechanical Science & Technology Co., Ltd., Class A Shares	42,162
2,250	Shandong Hualu Hengsheng Chemical Co., Ltd., Class A Shares	12,650
14,900	Shandong Nanshan Aluminum Co., Ltd., Class A Shares	15,430
6,800	Shandong Sun Paper Industry JSC Ltd., Class A Shares	17,118
62,400	Shandong Weigao Group Medical Polymer Co., Ltd., Class H Shares(b)	40,714
1,987	Shanghai Baosight Software Co., Ltd., Class A Shares	6,964
891	Shanghai BOCHU Electronic Technology Corp., Ltd., Class A Shares	19,680
23,700	Shanghai Electric Group Co., Ltd., Class A Shares*	31,357
4,000	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class A Shares	15,431
2,000	Shanghai International Airport Co., Ltd., Class A Shares	8,892
2,700	Shanghai Pharmaceuticals Holding Co., Ltd., Class A Shares	6,768
56,200	Shanghai Pudong Development Bank Co., Ltd., Class A Shares	79,626
5,102	Shanghai Putailai New Energy Technology Group Co., Ltd., Class A Shares	21,109
15,800	Shanghai RAAS Blood Products Co., Ltd., Class A Shares	14,483
19,600	Shanghai Rural Commercial Bank Co., Ltd., Class A Shares	24,039
1,498	Shanghai United Imaging Healthcare Co., Ltd., Class A Shares	28,512
7,100	Shanjin International Gold Co., Ltd., Class A Shares	32,605
1,900	Shannon Semiconductor Technology Co., Ltd., Class A Shares*	41,259
6,100	Shanxi Coking Coal Energy Group Co., Ltd., Class A Shares	6,530
7,400	Shanxi Lu’an Environmental Energy Development Co., Ltd., Class A Shares	16,071
2,140	Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A Shares	50,275
1,300	Sharetronic Data Technology Co., Ltd., Class A Shares	50,419
18,000	Shenergy Co., Ltd., Class A Shares	22,461
2,115	Shengyi Electronics Co., Ltd., Class A Shares	26,247
4,400	Shengyi Technology Co., Ltd., Class A Shares	43,916
1,638	Shennan Circuits Co., Ltd., Class A Shares	67,551
48,700	Shenwan Hongyuan Group Co., Ltd., Class A Shares	35,517
2,000	Shenzhen Envicool Technology Co., Ltd., Class A Shares	31,562
337,524	Shenzhen Inovance Technology Co., Ltd., Class A Shares	3,582,973
2,900	Shenzhen Kinwong Electronic Co., Ltd., Class A Shares	27,814
800	Shenzhen Longsys Electronics Co., Ltd., Class A Shares*	33,568
23,334	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A Shares	631,814
1,900	Shenzhen New Industries Biomedical Engineering Co., Ltd., Class A Shares	14,488
3,900	Shenzhen Salubris Pharmaceuticals Co., Ltd., Class A Shares	27,912
3,500	Shenzhen Sunway Communication Co., Ltd., Class A Shares*	39,073
1,359	Shenzhen Transsion Holdings Co., Ltd., Class A Shares	11,445
24,500	Shenzhou International Group Holdings Ltd.	197,738
12,000	Sichuan Chuantou Energy Co., Ltd., Class A Shares	25,254
4,400	Sichuan Kelun Pharmaceutical Co., Ltd., Class A Shares	19,580
1,500	Sichuan Kelun-Biotech Biopharmaceutical Co., Ltd., Class H Shares*(b)	74,219
17,860	Sichuan Road & Bridge Group Co., Ltd., Class A Shares	25,876
178,406	Sieyuan Electric Co., Ltd., Class A Shares	5,576,171
6,600	Sinoma Science & Technology Co., Ltd., Class A Shares	48,667
631,372	Sinopharm Group Co., Ltd., Class H Shares(b)	1,709,884
18,000	Sinotruk Hong Kong Ltd.	95,262
55,000	Smoore International Holdings Ltd.(a)	83,628
2,000	Spring Airlines Co., Ltd., Class A Shares	15,963
5,340	Sungrow Power Supply Co., Ltd., Class A Shares	112,229
24,100	Sunny Optical Technology Group Co., Ltd.	178,821
2,800	Sunwoda Electronic Co., Ltd., Class A Shares	10,656

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

China — 17.2% — (continued)
1,653	SUPCON Technology Co., Ltd., Class A Shares	$19,226
4,400	Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A Shares	54,140
1,160	Suzhou TFC Optical Communication Co., Ltd., Class A Shares	62,113
45,700	TAL Education Group, ADR*	481,221
8,060	TBEA Co., Ltd., Class A Shares	35,511
20,020	TCL Technology Group Corp., Class A Shares	14,486
4,875	TCL Zhonghuan Renewable Energy Technology Co., Ltd., Class A Shares*	7,322
509,358	Tencent Holdings Ltd.	33,492,051
56,767	Tencent Music Entertainment Group, ADR	828,798
4,300	Tianqi Lithium Corp., Class A Shares*	35,405
13,100	Tianshan Aluminum Group Co., Ltd., Class A Shares	33,999
782,000	Tingyi Cayman Islands Holding Corp.	1,308,374
41,200	Tongcheng Travel Holdings Ltd.	108,649
5,900	TongFu Microelectronics Co., Ltd., Class A Shares	44,633
31,900	Tongling Nonferrous Metals Group Co., Ltd., Class A Shares	37,397
10,300	Tongwei Co., Ltd., Class A Shares*(c)(d)	27,314
6,575	Trina Solar Co., Ltd., Class A Shares*	18,285
4,000	Tsingtao Brewery Co., Ltd., Class A Shares	36,416
18,000	Tsingtao Brewery Co., Ltd., Class H Shares(b)	121,702
5,600	UBTech Robotics Corp., Ltd., Class H Shares*(b)	86,560
979	Unigroup Guoxin Microelectronics Co., Ltd., Class A Shares	11,354
8,160	Unisplendour Corp., Ltd., Class A Shares	30,836
1,418	Verisilicon Microelectronics Shanghai Co., Ltd., Class A Shares*	56,928
1,500	Victory Giant Technology Huizhou Co., Ltd., Class A Shares	65,749
9,018	Vipshop Holdings Ltd., ADR	157,094
4,700	Wanhua Chemical Group Co., Ltd., Class A Shares	63,606
12,400	Weichai Power Co., Ltd., Class A Shares	50,306
306,200	Weichai Power Co., Ltd., Class H Shares(b)	1,272,684
7,640	Wens Foodstuff Group Co., Ltd., Class A Shares	17,796
8,300	Western Mining Co., Ltd., Class A Shares	42,223
11,400	Western Securities Co., Ltd., Class A Shares	13,280
2,442	Western Superconducting Technologies Co., Ltd., Class A Shares	31,995
1,600	Wingtech Technology Co., Ltd., Class A Shares*	7,808
4,880	Wolong Electric Group Co., Ltd., Class A Shares	31,880
2,038	Wuhan Guide Infrared Co., Ltd., Class A Shares*	4,617
7,400	Wuliangye Yibin Co., Ltd., Class A Shares	112,216
2,960	WUS Printed Circuit Kunshan Co., Ltd., Class A Shares	35,665
3,964	WuXi AppTec Co., Ltd., Class A Shares	56,523
11,048	WuXi AppTec Co., Ltd., Class H Shares(a)(b)	167,669
110,500	Wuxi Biologics Cayman Inc.*(a)	565,531
11,500	WuXi XDC Cayman Inc.*	92,553
22,000	XCMG Construction Machinery Co., Ltd., Class A Shares	39,264
4,800	Xiamen Tungsten Co., Ltd., Class A Shares	49,100
750,600	Xiaomi Corp., Class B Shares*(a)	3,325,453
2,778	Xinjiang Daqo New Energy Co., Ltd., Class A Shares*	9,667
112,000	Xinyi Solar Holdings Ltd.	49,688
39,822	XPeng Inc., Class A Shares*	349,890
46,000	XtalPi Holdings Ltd.*	60,553
42,000	Yadea Group Holdings Ltd.(a)	61,339
9,000	Yangtze Optical Fibre & Cable Joint Stock Co., Ltd., Class H Shares*(a)	171,180
10,660	Yankuang Energy Group Co., Ltd., Class A Shares	27,544
96,700	Yankuang Energy Group Co., Ltd., Class H Shares(b)	172,868
1,000	Yantai Jereh Oilfield Services Group Co., Ltd., Class A Shares	16,986
1,470	Yealink Network Technology Corp., Ltd., Class A Shares	8,047
5,330	Yonyou Network Technology Co., Ltd., Class A Shares*	10,988
8,200	YTO Express Group Co., Ltd., Class A Shares	23,428
21,434	Yum China Holdings Inc.	1,185,118
7,900	Yunnan Aluminium Co., Ltd., Class A Shares	36,069

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

China — 17.2% — (continued)
5,000	Yunnan Baiyao Group Co., Ltd., Class A Shares	$40,851
4,000	Yunnan Energy New Material Group Co., Ltd., Class A Shares*	36,108
7,400	Yunnan Yuntianhua Co., Ltd., Class A Shares	47,926
6,100	Yutong Bus Co., Ltd., Class A Shares	26,388
4,000	Zangge Mining Co., Ltd., Class A Shares	50,130
1,600	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., Class A Shares	38,090
56,000	Zhaojin Mining Industry Co., Ltd., Class H Shares(b)	244,846
18,300	Zhejiang Century Huatong Group Co., Ltd., Class A Shares*	49,107
10,200	Zhejiang China Commodities City Group Co., Ltd., Class A Shares	22,080
2,100	Zhejiang Chint Electrics Co., Ltd., Class A Shares	10,105
6,400	Zhejiang Dahua Technology Co., Ltd., Class A Shares	17,948
5,258	Zhejiang Huayou Cobalt Co., Ltd., Class A Shares	60,138
1,900	Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., Class A Shares	15,415
5,900	Zhejiang Juhua Co., Ltd., Class A Shares	35,763
14,782	Zhejiang Leapmotor Technology Co., Ltd., Class H Shares*(a)(b)	77,269
7,200	Zhejiang NHU Co., Ltd., Class A Shares	33,038
5,500	Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A Shares	41,005
7,000	Zhejiang Wanfeng Auto Wheel Co., Ltd., Class A Shares	16,653
23,800	Zhejiang Zheneng Electric Power Co., Ltd., Class A Shares	18,486
7,900	Zheshang Securities Co., Ltd., Class A Shares	12,272
2,320	Zhongji Innolight Co., Ltd., Class A Shares	180,019
11,600	Zhongjin Gold Corp., Ltd., Class A Shares	54,379
2,300	Zhongtai Securities Co., Ltd., Class A Shares	2,147
1,665	Zhuzhou CRRC Times Electric Co., Ltd., Class A Shares	14,406
11,200	Zhuzhou CRRC Times Electric Co., Ltd., Class H Shares(b)	63,809
39,700	Zijin Mining Group Co., Ltd., Class A Shares	228,015
190,000	Zijin Mining Group Co., Ltd., Class H Shares(b)	1,105,498
13,200	Zoomlion Heavy Industry Science & Technology Co., Ltd., Class A Shares	19,206
3,100	ZTE Corp., Class A Shares	17,437
18,000	ZTE Corp., Class H Shares(b)	62,555
13,355	ZTO Express Cayman Inc.	326,542

	Total China	150,732,643

Colombia — 0.0%@
8,572	Grupo Cibest SA	186,939
12,422	Interconexion Electrica SA ESP	90,828

	Total Colombia	277,767

Czech Republic — 0.1%
4,940	CEZ AS	280,037
2,894	Komercni Banka AS	165,899
9,659	Moneta Money Bank AS(a)	92,773

	Total Czech Republic	538,709

Egypt — 0.3%
80,748	Commercial International Bank — Egypt (CIB)	224,815
901,503	Commercial International Bank — Egypt (CIB), Class Registered Shares, GDR	2,402,192
30,598	Eastern Co. SAE	26,182

	Total Egypt	2,653,189

France — 0.1%
5,643	Gaztransport Et Technigaz SA	1,291,360

Greece — 0.8%
70,549	Alpha Bank SA	311,110
288,232	Eurobank SA	1,339,564
1,594	FF Group*(c)#	–
5,468	Hellenic Telecommunications Organization SA	113,166
3,520	JUMBO SA	103,295

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Greece — 0.8% — (continued)
128,362	National Bank of Greece SA	$2,098,157
60,425	OPAP Holding SA	1,129,631
155,867	Piraeus Bank SA*	1,501,013
5,371	Public Power Corp. SA	120,011

	Total Greece	6,715,947

Hong Kong — 3.9%
328,857	AIA Group Ltd.	3,637,355
814,210	Alibaba Group Holding Ltd.	14,705,922
57,064	Alibaba Group Holding Ltd., ADR	8,223,493
164,000	Alibaba Health Information Technology Ltd.*	117,526
20,000	Beijing Enterprises Holdings Ltd.	89,977
1,772,000	Bosideng International Holdings Ltd.	1,103,505
31,500	BYD Electronic International Co., Ltd.	129,576
28,000	C&D International Investment Group Ltd.	54,200
102,000	China Gas Holdings Ltd.	105,473
481,000	China Medical System Holdings Ltd.	899,912
47,538	China Merchants Port Holdings Co., Ltd.	106,539
110,500	China Overseas Land & Investment Ltd.	203,561
131,000	China Power International Development Ltd.	54,887
53,000	China Resources Beer Holdings Co., Ltd.	186,577
27,600	China Resources Gas Group Ltd.	74,092
102,000	China Resources Land Ltd.	416,607
66,000	China Resources Power Holdings Co., Ltd.	157,457
364,000	China Ruyi Holdings Ltd.*	94,525
32,000	China State Construction International Holdings Ltd.	38,110
52,400	China Taiping Insurance Holdings Co., Ltd.	152,434
71,800	Chow Tai Fook Jewellery Group Ltd.	120,244
87,000	Far East Horizon Ltd.	86,173
175,000	Galaxy Entertainment Group Ltd.	932,696
707,000	GCL Technology Holdings Ltd.*	107,741
194,000	Geely Automobile Holdings Ltd.	399,756
96,000	Guangdong Investment Ltd.	93,677
116,000	Kunlun Energy Co., Ltd.	124,732
2,700	NetEase Cloud Music Inc.*(a)	53,245
5,500	Orient Overseas International Ltd.	105,036
328,750	Sino Biopharmaceutical Ltd.	253,729
1,532,000	Want Want China Holdings Ltd.	961,269
6,800	Zijin Gold International Co., Ltd.*	201,978

	Total Hong Kong	33,992,004

Hungary — 0.7%
137,509	MOL Hungarian Oil & Gas PLC	1,520,964
34,777	OTP Bank Nyrt	4,286,190
4,665	Richter Gedeon Nyrt	174,665

	Total Hungary	5,981,819

India — 12.6%
1,569	ABB India Ltd.	105,146
4,372	Adani Enterprises Ltd.	104,528
17,212	Adani Ports & Special Economic Zone Ltd.	288,925
102,534	Adani Power Ltd.*	158,396
358,016	Aditya Birla Capital Ltd.*	1,358,285
1,698	Alkem Laboratories Ltd.	105,076
18,959	Ambuja Cements Ltd.	104,517
6,386	APL Apollo Tubes Ltd.	156,937
57,201	Apollo Hospitals Enterprise Ltd.	4,912,074
96,288	Ashok Leyland Ltd.	223,907
12,229	Asian Paints Ltd.	319,563

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

India — 12.6% — (continued)
3,407	Astral Ltd.	$62,589
13,713	AU Small Finance Bank Ltd.(a)	143,851
7,814	Aurobindo Pharma Ltd.	105,010
5,325	Avenue Supermarts Ltd.*(a)	225,454
156,765	Axis Bank Ltd.	2,392,729
2,180	Bajaj Auto Ltd.	238,737
89,247	Bajaj Finance Ltd.	979,406
12,229	Bajaj Finserv Ltd.	268,851
806	Bajaj Holdings & Investment Ltd.	95,640
2,232	Balkrishna Industries Ltd.	58,642
38,177	Bank of Baroda	135,507
116,491	Bharat Electronics Ltd.	570,584
6,960	Bharat Forge Ltd.	146,609
37,800	Bharat Heavy Electricals Ltd.	109,957
50,202	Bharat Petroleum Corp., Ltd.	212,078
81,784	Bharti Airtel Ltd.	1,691,435
281	Bosch Ltd.	112,655
3,537	Britannia Industries Ltd.	233,019
3,360	BSE Ltd.	100,499
67,755	Canara Bank	117,385
23,637	CG Power & Industrial Solutions Ltd.	189,069
66,409	Cholamandalam Investment & Finance Co., Ltd.	1,266,629
18,022	Cipla Ltd.	267,560
59,756	Coal India Ltd.	283,332
4,494	Colgate-Palmolive India Ltd.	111,318
4,273	Coromandel International Ltd.	104,135
4,476	Cummins India Ltd.	241,423
16,912	Dabur India Ltd.	96,516
171,000	Delhivery Ltd.*	813,385
3,808	Divi’s Laboratories Ltd.	267,933
1,299	Dixon Technologies India Ltd.	150,665
25,246	DLF Ltd.	167,819
17,290	Dr Reddy’s Laboratories Ltd.	244,971
4,371	Eicher Motors Ltd.	385,522
76,918	Eternal Ltd.*	208,715
15,641	Fortis Healthcare Ltd.	161,973
35,213	FSN E-Commerce Ventures Ltd.*	102,402
77,993	GAIL India Ltd.	145,691
4,080	GE Vernova T&D India Ltd.	173,483
101,074	GMR Airports Ltd.*	111,675
12,040	Godrej Consumer Products Ltd.	160,570
4,526	Godrej Properties Ltd.*	85,818
8,676	Grasim Industries Ltd.	266,516
7,939	Havells India Ltd.	121,631
30,272	HCL Technologies Ltd.	463,223
4,988	HDFC Asset Management Co., Ltd.(a)	148,258
456,125	HDFC Bank Ltd.	4,458,116
273,165	HDFC Bank Ltd., ADR	8,700,305
30,924	HDFC Life Insurance Co., Ltd.(a)	243,495
4,066	Hero MotoCorp Ltd.	255,160
44,102	Hindalco Industries Ltd.	447,315
6,395	Hindustan Aeronautics Ltd.	276,005
32,273	Hindustan Petroleum Corp., Ltd.	155,951
26,211	Hindustan Unilever Ltd.	675,067
412	Hitachi Energy India Ltd.	116,039
5,884	Hyundai Motor India Ltd.	140,361
164,143	ICICI Bank Ltd.	2,491,209
203,217	ICICI Bank Ltd., ADR	6,200,151

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

India — 12.6% — (continued)
7,010	ICICI Lombard General Insurance Co., Ltd.(a)	$145,695
10,058	ICICI Prudential Life Insurance Co., Ltd.(a)	72,970
127,471	IDFC First Bank Ltd.	102,569
27,863	Indian Hotels Co., Ltd. (The), Class A Shares	204,370
91,396	Indian Oil Corp., Ltd.	188,203
444,759	Indus Towers Ltd.*	2,215,613
16,128	IndusInd Bank Ltd.*	169,527
12,029	Info Edge India Ltd.	135,986
105,930	Infosys Ltd.	1,525,801
87,526	Infosys Ltd., ADR(e)	1,263,875
6,274	InterGlobe Aviation Ltd.(a)	334,381
95,967	ITC Ltd.	331,816
12,688	Jindal Stainless Ltd.	108,923
12,948	Jindal Steel Ltd.	176,245
408,540	Jio Financial Services Ltd.	1,150,035
12,171	JSW Energy Ltd.	64,901
19,785	JSW Steel Ltd.	276,096
11,798	Jubilant Foodworks Ltd.	67,285
11,490	Kalyan Jewellers India Ltd.	51,928
17,400	KEI Industries Ltd.	974,911
830,896	Kotak Mahindra Bank Ltd.	3,786,935
36,483	Larsen & Toubro Ltd.	1,720,084
515,000	Lemon Tree Hotels Ltd.*(a)	649,415
10,651	Lodha Developers Ltd.(a)	115,893
2,283	LTIMindtree Ltd.(a)	111,963
7,557	Lupin Ltd.	190,941
128,807	Mahindra & Mahindra Ltd.	4,816,198
12,809	MakeMyTrip Ltd.*	723,324
3,608	Mankind Pharma Ltd.	89,382
18,994	Marico Ltd.	164,791
4,008	Maruti Suzuki India Ltd.	655,336
24,904	Max Healthcare Institute Ltd.	299,226
3,048	Mphasis Ltd.	77,127
71	MRF Ltd.	110,016
4,164	Muthoot Finance Ltd.	153,828
21,511	Nestle India Ltd.	306,835
113,758	NHPC Ltd.	94,130
111,037	NMDC Ltd.	100,011
139,077	NTPC Ltd.	585,290
71,426	Oberoi Realty Ltd.	1,195,206
100,242	Oil & Natural Gas Corp., Ltd.	308,614
20,395	Oil India Ltd.	108,284
12,775	One 97 Communications Ltd.*	153,059
553	Oracle Financial Services Software Ltd.	41,862
185	Page Industries Ltd.	65,514
10,980	PB Fintech Ltd.*	178,206
3,717	Persistent Systems Ltd.	193,057
23,014	Petronet LNG Ltd.	81,520
75,085	Phoenix Mills Ltd. (The)	1,372,071
2,152	PI Industries Ltd.	73,263
10,872	Pidilite Industries Ltd.	177,456
49,000	PN Gadgil Jewellers Ltd.*	297,034
1,776	Polycab India Ltd.	167,865
49,366	Power Finance Corp., Ltd.	225,081
148,218	Power Grid Corp. of India Ltd.	487,668
6,639	Prestige Estates Projects Ltd.	101,760
80,292	Punjab National Bank	114,239
21,176	Rail Vikas Nigam Ltd.	73,294

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

India — 12.6% — (continued)
36,067	REC Ltd.	$138,191
673,114	Reliance Industries Ltd.	10,340,417
137,242	Samvardhana Motherson International Ltd.	201,553
11,234	SBI Cards & Payment Services Ltd.*	95,754
14,380	SBI Life Insurance Co., Ltd.(a)	321,550
275	Shree Cement Ltd.	78,643
44,965	Shriram Finance Ltd.	532,650
3,178	Siemens Energy India Ltd.	103,058
2,571	Siemens Ltd.*	96,537
790	Solar Industries India Ltd.	117,543
4,915	SRF Ltd.	139,011
124,782	State Bank of India	1,652,896
30,589	Sun Pharmaceutical Industries Ltd.	585,091
2,112	Sundaram Finance Ltd.	127,656
1,866	Supreme Industries Ltd.	81,770
352,181	Suzlon Energy Ltd.*	165,625
45,140	Swiggy Ltd.*	149,920
4,373	Tata Communications Ltd.	77,127
139,672	Tata Consultancy Services Ltd.	4,055,249
19,112	Tata Consumer Products Ltd.	241,092
67,613	Tata Motors Ltd.*	375,129
63,244	Tata Motors Passenger Vehicles Ltd.	266,385
49,496	Tata Power Co., Ltd. (The)	205,175
238,729	Tata Steel Ltd.	559,726
17,172	Tech Mahindra Ltd.	255,964
123,209	Titan Co., Ltd.	5,870,036
3,612	Torrent Pharmaceuticals Ltd.	172,013
5,829	Torrent Power Ltd.	100,090
5,863	Trent Ltd.	251,630
3,306	Tube Investments of India Ltd.	100,717
7,604	TVS Motor Co., Ltd.	323,946
24,715	UltraTech Cement Ltd.	3,449,318
52,190	Union Bank of India Ltd.	116,258
9,798	United Spirits Ltd.	149,201
160,951	UPL Ltd.	1,130,911
43,227	Varun Beverages Ltd.	213,699
45,562	Vedanta Ltd.	360,934
64,656	Vishal Mega Mart Ltd.*	83,807
963,317	Vodafone Idea Ltd.*	111,519
7,606	Voltas Ltd.	130,075
2,657	WAAREE Energies Ltd.	79,552
81,946	Wipro Ltd.	181,247
512,972	Yes Bank Ltd.*	116,997
8,154	Zydus Lifesciences Ltd.	82,853

	Total India	110,452,820

Indonesia — 1.3%
579,800	Alamtri Resources Indonesia Tbk PT	80,981
462,300	Amman Mineral Internasional PT*	210,527
4,610,600	Astra International Tbk PT	1,833,787
6,593,191	Bank Central Asia Tbk PT	2,821,371
6,776,348	Bank Mandiri Persero Tbk PT	2,115,080
494,700	Bank Negara Indonesia Persero Tbk PT	129,614
2,173,724	Bank Rakyat Indonesia Persero Tbk PT	506,544
560,447	Barito Pacific Tbk PT*	65,955
255,800	Barito Renewables Energy Tbk PT*	124,934
1,807,600	Bumi Resources Minerals Tbk PT*	104,239
266,300	Chandra Asri Pacific Tbk PT	105,968

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Indonesia — 1.3% — (continued)
243,100	Charoen Pokphand Indonesia Tbk PT	$61,609
31,900	Dian Swastatika Sentosa Tbk PT*	148,996
27,884,300	GoTo Gojek Tokopedia Tbk PT, Class A Shares*	101,264
716,600	Petrindo Jaya Kreasi Tbk PT	68,152
564,000	Sumber Alfaria Trijaya Tbk PT	56,141
1,578,687	Telkom Indonesia Persero Tbk PT, ADR	333,487
83,743	Telkom Indonesia Persero Tbk PT, ADR	1,781,214
524,005	United Tractors Tbk PT	885,011

	Total Indonesia	11,534,874

Ireland — 0.4%
29,624	PDD Holdings Inc., ADR*	3,072,897

Kazakhstan — 0.1%
15,500	Kaspi.KZ JSC, ADR*	1,094,145

Kuwait — 0.2%
45,974	Boubyan Bank KSCP	102,198
81,310	Gulf Bank KSCP	90,220
353,350	Kuwait Finance House KSCP	931,564
17,796	Mabanee Co., KPSC	57,050
62,567	Mobile Telecommunications Co., KSCP	111,242
264,723	National Bank of Kuwait SAKP	817,566
71,685	Warba Bank KSCP*	67,583

	Total Kuwait	2,177,423

Luxembourg — 0.2%
18,294	Globant SA*	910,309
4,054	Reinet Investments SCA	143,361
21,284	Ternium SA, ADR	925,216
13,978	Zabka Group SA*	87,419

	Total Luxembourg	2,066,305

Malaysia — 0.5%
87,800	AMMB Holdings Bhd	145,034
114,300	Axiata Group Bhd	67,256
114,300	CELCOMDIGI BHD	93,762
257,507	CIMB Group Holdings Bhd	531,651
164,600	Gamuda Bhd	177,080
22,200	Hong Leong Bank Bhd	132,774
64,800	IHH Healthcare Bhd	151,447
60,300	IOI Corp. Bhd	61,348
17,300	Kuala Lumpur Kepong Bhd	84,408
192,509	Malayan Banking Bhd	591,544
57,900	Maxis Bhd	57,717
48,400	MISC Bhd	100,435
103,300	MR DIY Group M Bhd(a)	47,538
1,900	Nestle Malaysia Bhd	53,654
72,100	Petronas Chemicals Group Bhd	55,557
8,600	Petronas Dagangan Bhd	48,570
23,900	Petronas Gas Bhd	110,424
118,200	Press Metal Aluminium Holdings Bhd	216,576
464,000	Public Bank Bhd	587,675
47,250	QL Resources Bhd	49,391
55,600	RHB Bank Bhd	119,961
56,800	SD Guthrie Bhd	83,896
81,500	Sunway Bhd	122,661
31,400	Telekom Malaysia Bhd	60,134
83,600	Tenaga Nasional Bhd	308,827

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Malaysia — 0.5% — (continued)
99,360	YTL Corp. Bhd	$46,880
113,460	YTL Power International Bhd	82,457

	Total Malaysia	4,188,657

Mexico — 2.4%
71,936	America Movil SAB de CV, ADR	1,871,775
630,403	America Movil SAB de CV, Series B	821,676
15,950	Arca Continental SAB de CV	192,522
21,500	BBB Foods Inc., Class A Shares*	783,675
14,849	Coca-Cola Femsa SAB de CV	165,103
142,000	Corp. Inmobiliaria Vesta SAB de CV	521,535
76,327	Fibra Uno Administracion SA de CV, REIT	132,323
54,798	Fomento Economico Mexicano SAB de CV	616,032
5,872	Gruma SAB de CV, Class B Shares	105,862
10,352	Grupo Aeroportuario del Centro Norte SAB de CV, Class B Shares	158,165
6,343	Grupo Aeroportuario del Pacifico SAB de CV, ADR	1,654,001
12,320	Grupo Aeroportuario del Pacifico SAB de CV, Class B Shares	321,848
6,154	Grupo Aeroportuario del Sureste SAB de CV, Class B Shares	221,639
44,684	Grupo Bimbo SAB de CV, Series A	162,402
18,121	Grupo Carso SAB de CV, Series A1	141,957
10,056	Grupo Comercial Chedraui SA de CV	64,386
548,531	Grupo Financiero Banorte SAB de CV, Class O Shares	6,236,578
54,226	Grupo Financiero Inbursa SAB de CV, Class O Shares	138,084
99,252	Grupo México SAB de CV, Series B	1,257,707
6,334	Industrias Peñoles SAB de CV*	403,156
472,552	Kimberly-Clark de México SAB de CV, Class A Shares	1,184,947
37,023	Prologis Property Mexico SA de CV, REIT	182,514
5,386	Promotora y Operadora de Infraestructura SAB de CV	88,717
99,000	Regional SAB de CV	925,107
109,459	Sigma Foods SAB de CV, Class A Shares	122,652
7,151	Vista Energy SAB de CV, ADR*	412,899
773,802	Wal-Mart de Mexico SAB de CV	2,511,352

	Total Mexico	21,398,614

Netherlands — 0.2%
4,382	JBS NV*	73,253
13,259	JBS NV, Class A Shares*	223,945
20,772	NEPI Rockcastle NV*	193,334
18,500	Prosus NV*	947,822
3,377	X5 Retail Group NV, Class Registered Shares, GDR*(c)#	1

	Total Netherlands	1,438,355

Peru — 0.3%
6,677	Cia de Minas Buenaventura SAA, ADR	291,585
7,445	Credicorp Ltd.	2,578,799

	Total Peru	2,870,384

Philippines — 0.5%
7,250	Ayala Corp.	75,364
183,660	Ayala Land Inc.	66,536
64,946	Bank of the Philippine Islands	130,657
80,230	BDO Unibank Inc.	190,709
297,250	International Container Terminal Services Inc.	3,697,080
14,290	Jollibee Foods Corp.	53,021
9,080	Manila Electric Co.	100,408
55,726	Metropolitan Bank & Trust Co.	74,335
2,295	PLDT Inc.	55,675

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Philippines — 0.5% — (continued)
7,820	SM Investments Corp.	$95,565
340,100	SM Prime Holdings Inc.	126,676

	Total Philippines	4,666,026

Poland — 1.2%
22,947	Allegro.eu SA*(a)	177,899
18,675	Bank Millennium SA*	90,675
5,942	Bank Polska Kasa Opieki SA	376,458
324	Budimex SA	73,156
2,179	CD Projekt SA	147,711
8,900	Diagnostyka SA	469,131
155,035	Dino Polska SA*(a)	1,745,229
52,466	InPost SA*	943,271
4,462	KGHM Polska Miedz SA*	421,523
37	LPP SA	213,516
507	mBank SA*	146,679
18,582	ORLEN SA	594,213
23,212	PGE Polska Grupa Energetyczna SA*	73,038
165,931	Powszechna Kasa Oszczednosci Bank Polski SA	4,297,970
19,534	Powszechny Zaklad Ubezpieczen SA	368,937
1,303	Santander Bank Polska SA	214,873

	Total Poland	10,354,279

Qatar — 0.2%
185,855	Al Rayan Bank	118,851
104,607	Barwa Real Estate Co.	73,482
113,208	Commercial Bank PSQC (The)	150,664
50,646	Dukhan Bank	49,887
44,158	Industries Qatar QSC	146,510
113,710	Mesaieed Petrochemical Holding Co.	32,612
14,392	Nebras Energy	58,231
27,407	Ooredoo QPSC	101,793
16,292	Qatar Fuel QSC	66,107
82,215	Qatar Gas Transport Co., Ltd.	111,208
37,060	Qatar International Islamic Bank QSC	114,949
56,485	Qatar Islamic Bank QPSC	367,197
147,195	Qatar National Bank QPSC	778,551

	Total Qatar	2,170,042

Russia — 0.0%@
64,081	Alrosa PJSC*(c)#	641
24,130	Mobile TeleSystems PJSC*(c)#	241
135,663	Mobile TeleSystems PJSC, ADR*(c)#	1,357
39,065	Moscow Exchange MICEX-RTS PJSC*(c)#	391
1,593	Ozon Holdings PLC, ADR*(c)#	–
19	PhosAgro PJSC, Class Registered Shares, GDR*(c)#	–
8,690	Polyus PJSC*(c)#	87
28,885	Rosneft Oil Co. PJSC*(c)#	289
891,342	Sberbank of Russia PJSC, (Cost — $1,699,436, acquired 8/10/15)*(c)(f)#	8,913
5,523	Severstal PAO*(c)#	55
2,925	T-Tekhnologii MKPAO, Class Registered Shares, GDR*(c)#	–
88,972	United Co. RUSAL International PJSC*(c)#	12
2,330	VK IPJSC, GDR*(c)#	–
12,017	VTB Bank PJSC*(c)#	2

	Total Russia	11,988

Saudi Arabia — 2.2%
4,886	ACWA Power Co.*	215,972
8,788	Ades Holding Co.	42,001
224,124	Al Rajhi Bank	6,032,435
40,261	Alinma Bank	300,149
15,945	Almarai Co. JSC	169,352
30,028	Arab National Bank	164,699

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Saudi Arabia — 2.2% — (continued)
773	Arabian Internet & Communications Services Co.	$38,538
23,426	Bank AlBilad	159,604
18,653	Bank Al-Jazira	57,572
39,044	Banque Saudi Fransi	206,278
2,413	Bupa Arabia for Cooperative Insurance Co.	114,023
2,823	Co. for Cooperative Insurance (The)	101,854
15,526	Dar Al Arkan Real Estate Development Co.*	82,405
39,415	Dr Sulaiman Al Habib Medical Services Group Co.	2,426,903
765	Elm Co.	130,688
117,946	Etihad Etisalat Co.	2,020,917
17,803	Jabal Omar Development Co.*	70,656
15,972	Jarir Marketing Co.	59,543
3,017	Makkah Construction & Development Co.	62,837
3,443	Mouwasat Medical Services Co.	58,405
46,853	Riyad Bank	346,176
7,435	SABIC Agri-Nutrients Co.	245,289
1,528	SAL Saudi Logistics Services	66,010
43,381	Saudi Arabian Mining Co.*	817,781
192,830	Saudi Arabian Oil Co.(a)	1,283,233
32,091	Saudi Awwal Bank	292,752
28,685	Saudi Basic Industries Corp.	414,441
25,347	Saudi Electricity Co.	91,410
18,780	Saudi Investment Bank (The)	67,563
156,706	Saudi National Bank (The)	1,740,986
1,501	Saudi Tadawul Group Holding Co.	54,439
63,745	Saudi Telecom Co.	710,828
42,000	United International Transportation Co.	452,187
8,700	Yanbu National Petrochemical Co.	58,417

	Total Saudi Arabia	19,156,343

Singapore — 0.7%
27,400	ASMPT Ltd.	390,913
8,500	BOC Aviation Ltd.(a)	94,566
170,000	Grab Holdings Ltd., Class A Shares*	717,400
10,000	Sea Ltd., ADR*	1,084,500
19,814	Trip.com Group Ltd.	1,039,380
48,628	Trip.com Group Ltd., ADR	2,558,805

	Total Singapore	5,885,564

South Africa — 4.0%
28,406	Absa Group Ltd.	484,492
10,738	Bid Corp., Ltd.	283,374
112,253	Bidvest Group Ltd.	1,785,605
22,572	Capitec Bank Holdings Ltd.	6,725,892
97,641	Clicks Group Ltd.	1,954,133
18,414	Discovery Ltd.	302,647
192,911	FirstRand Ltd.	1,203,159
94,129	Gold Fields Ltd.	5,518,097
18,267	Harmony Gold Mining Co., Ltd.	415,801
28,825	Impala Platinum Holdings Ltd.	636,575
29,566	Kumba Iron Ore Ltd.	685,558
948,240	Life Healthcare Group Holdings Ltd.	722,347
55,522	MTN Group Ltd.	725,415
24,975	Naspers Ltd., Class N Shares	1,405,758
118,889	Nedbank Group Ltd.	2,356,509
11,477	Northam Platinum Holdings Ltd.	316,751
379,000	Optasia Group*	499,954
23,929	OUTsurance Group Ltd.	110,548
381,835	Pepkor Holdings Ltd.(a)	639,554
17,630	Remgro Ltd.	214,926
292,082	Sanlam Ltd.	1,948,190
17,899	Sasol Ltd.*	164,070

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

South Africa — 4.0% — (continued)
15,078	Shoprite Holdings Ltd.	$250,575
90,218	Sibanye Stillwater Ltd.*	398,691
126,725	Standard Bank Group Ltd.	2,557,912
8,456	Valterra Platinum Ltd.	1,004,431
179,957	Vodacom Group Ltd.	1,842,138

	Total South Africa	35,153,102

South Korea — 17.0%
1,279	Alteogen Inc.	362,130
963	Amorepacific Corp.	101,190
793	APR Corp.*	171,973
4,784	Celltrion Inc.*	791,876
5,848	Coway Co., Ltd.*	332,509
1,381	DB Insurance Co., Ltd.	176,322
229	Doosan Co., Ltd.	202,752
14,292	Doosan Enerbility Co., Ltd.*	1,056,871
1,673	Ecopro BM Co., Ltd.*	257,049
3,134	Ecopro Co., Ltd.*	401,670
8,871	Hana Financial Group Inc.	749,061
699	Hanjin Kal Corp.*	75,301
2,739	Hankook Tire & Technology Co., Ltd.	138,594
1,217	Hanmi Semiconductor Co., Ltd.	272,714
1,068	Hanwha Aerospace Co., Ltd.	885,690
4,395	Hanwha Ocean Co., Ltd.*	430,651
2,327	Hanwha Systems Co., Ltd.*	183,433
1,385	HD Hyundai Co., Ltd.	281,028
8,191	HD Hyundai Electric Co., Ltd.	5,964,062
1,171	HD Hyundai Heavy Industries Co., Ltd.	489,765
500	HD Hyundai Marine Solution Co., Ltd.	64,060
1,362	HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	425,210
3,423	HLB Inc.*	123,266
8,366	HMM Co., Ltd.	124,004
752	HYBE Co., Ltd.*	202,510
173	Hyosung Heavy Industries Corp.	338,526
1,264	Hyundai Engineering & Construction Co., Ltd.*	144,558
1,125	Hyundai Glovis Co., Ltd.	225,959
5,885	Hyundai Mobis Co., Ltd.	2,114,707
4,242	Hyundai Motor Co.	1,983,672
2,435	Hyundai Rotem Co., Ltd.	389,370
9,580	Industrial Bank of Korea	171,082
9,869	Kakao Corp.	426,488
5,216	KakaoBank Corp.	98,282
32,356	KB Financial Group Inc.	3,566,475
23,186	Kia Corp.	3,306,733
2,330	Korea Aerospace Industries Ltd.	310,094
8,184	Korea Electric Power Corp.	332,082
1,397	Korea Investment Holdings Co., Ltd.	250,454
6,819	Korean Air Lines Co., Ltd.*	133,098
952	Krafton Inc.*	164,166
31,221	KT Corp.	1,383,826
18,065	KT&G Corp.	2,045,320
1,575	LG Chem Ltd.	457,226
3,153	LG Corp.	235,651
7,553	LG Display Co., Ltd.*	75,107
3,304	LG Electronics Inc.	334,059
1,492	LG Energy Solution Ltd.*	441,742
5,863	LG Uplus Corp.	67,329
407	LIG Nex1 Co., Ltd.*	144,465

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

South Korea — 17.0% — (continued)
495	LS Electric Co., Ltd.	$270,049
2,319	Meritz Financial Group Inc.*	204,725
5,822	Mirae Asset Securities Co., Ltd.	290,531
4,499	NAVER Corp.	795,672
5,554	NH Investment & Securities Co., Ltd.	136,746
1,199	POSCO Future M Co., Ltd.*	205,453
2,322	POSCO Holdings Inc.	661,114
2,038	Posco International Corp.	102,291
1,084	Samsung Biologics Co., Ltd.*(a)	1,336,720
2,709	Samsung C&T Corp.	658,612
1,786	Samsung Electro-Mechanics Co., Ltd.	553,892
346,500	Samsung Electronics Co., Ltd.	51,998,354
953	Samsung Fire & Marine Insurance Co., Ltd.	350,204
23,380	Samsung Heavy Industries Co., Ltd.*	469,358
2,656	Samsung Life Insurance Co., Ltd.	423,941
1,773	Samsung SDI Co., Ltd.*	574,878
1,283	Samsung SDS Co., Ltd.	173,331
128	Samyang Foods Co., Ltd.	108,487
136,658	Shinhan Financial Group Co., Ltd.	9,180,999
946	SK Biopharmaceuticals Co., Ltd.*	78,628
60,506	SK hynix Inc.	44,319,250
1,081	SK Inc.	300,628
2,022	SK Innovation Co., Ltd.	179,164
2,957	SK Square Co., Ltd.*	1,320,903
3,355	SK Telecom Co., Ltd.	186,006
1,576	S-Oil Corp.*	120,602
21,057	Woori Financial Group Inc.	526,141
1,615	Yuhan Corp.	123,492

	Total South Korea	149,054,333

Taiwan — 20.1%
16,000	Accton Technology Corp.	694,821
16,753	Advantech Co., Ltd.	178,508
4,139	Airtac International Group	158,975
3,000	Alchip Technologies Ltd.	333,646
319,498	ASE Technology Holding Co., Ltd.	3,808,461
78,000	Asia Cement Corp.	89,146
11,000	Asia Vital Components Co., Ltd.	608,525
1,000	ASPEED Technology Inc.	305,822
23,000	Asustek Computer Inc.	385,155
5,000	Bizlink Holding Inc.	221,060
31,000	Caliway Biopharmaceuticals Co., Ltd.*	161,065
15,000	Catcher Technology Co., Ltd.	91,222
303,550	Cathay Financial Holding Co., Ltd.	768,831
47,988	Chailease Holding Co., Ltd.	158,729
237,361	Chang Hwa Commercial Bank Ltd.	163,091
71,000	China Airlines Ltd.	47,531
376,000	China Steel Corp.	248,716
104,000	Chroma ATE Inc.	4,500,816
122,000	Chunghwa Telecom Co., Ltd.	522,145
117,000	Compal Electronics Inc.	117,219
531,880	CTBC Financial Holding Co., Ltd.	947,205
227,762	Delta Electronics Inc.	10,256,871
24,000	E Ink Holdings Inc.	143,034
464,228	E.Sun Financial Holding Co., Ltd.	519,516
10,000	Elite Material Co., Ltd.	757,269
2,000	eMemory Technology Inc.	159,169
80,000	Eva Airways Corp.	96,911

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Taiwan — 20.1% — (continued)
34,791	Evergreen Marine Corp. Taiwan Ltd.	$218,486
89,000	Far Eastern New Century Corp.	81,506
53,000	Far EasTone Telecommunications Co., Ltd.	155,237
366,674	First Financial Holding Co., Ltd.	349,062
116,000	Formosa Chemicals & Fibre Corp.	187,396
105,000	Formosa Plastics Corp.	171,820
5,830	Fortune Electric Co., Ltd.	198,802
268,100	Fubon Financial Holding Co., Ltd.	801,923
15,000	Gigabyte Technology Co., Ltd.	113,694
3,000	Global Unichip Corp.	264,754
84,000	Globalwafers Co., Ltd.	1,217,906
11,000	Gold Circuit Electronics Ltd.	289,458
400,480	Hon Hai Precision Industry Co., Ltd.	3,069,703
3,000	Hon Precision Inc.	462,399
9,140	Hotai Motor Co., Ltd.	170,883
287,872	Hua Nan Financial Holdings Co., Ltd.	348,947
196,164	Innolux Corp.	166,425
8,000	International Games System Co., Ltd.	176,617
72,000	Inventec Corp.	106,136
3,000	Jentech Precision Industrial Co., Ltd.	293,807
509,033	KGI Financial Holding Co., Ltd.	355,018
2,000	King Slide Works Co., Ltd.	217,804
33,000	King Yuan Electronics Co., Ltd.	343,824
3,541	Largan Precision Co., Ltd.	284,433
58,264	Lite-On Technology Corp., ADR	317,817
3,000	Lotes Co., Ltd.	167,793
145,814	MediaTek Inc.	8,877,554
377,889	Mega Financial Holding Co., Ltd.	487,630
164,000	Nan Ya Plastics Corp.	488,949
86,000	Novatek Microelectronics Corp.	1,071,984
59,000	Pegatron Corp.	138,229
10,768	PharmaEssentia Corp.	247,222
20,539	President Chain Store Corp.	146,017
611,484	Quanta Computer Inc.	5,641,804
16,000	Realtek Semiconductor Corp.	244,065
114,598	Shanghai Commercial & Savings Bank Ltd. (The)	146,540
392,538	SinoPac Financial Holdings Co., Ltd.	414,520
258,560	Taiwan Business Bank	135,179
350,274	Taiwan Cooperative Financial Holding Co., Ltd.	267,687
56,000	Taiwan High Speed Rail Corp.	48,239
56,000	Taiwan Mobile Co., Ltd.	191,922
1,636,752	Taiwan Semiconductor Manufacturing Co., Ltd.	102,338,630
26,740	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	10,016,269
194,668	TCC Group Holdings Co., Ltd.	163,252
38,000	Teco Electric and Machinery Co., Ltd.	100,385
673,455	TS Financial Holding Co., Ltd.	548,169
37,834	Unimicron Technology Corp.	571,769
154,000	Uni-President Enterprises Corp.	355,533
360,000	United Microelectronics Corp.	744,599
32,013	Vanguard International Semiconductor Corp.	134,130
19,630	Wan Hai Lines Ltd.	47,808
92,000	Wistron Corp.	398,733
27,300	Wiwynn Corp.	3,391,073
119,003	Yageo Corp.	1,109,418
48,000	Yang Ming Marine Transport Corp.	87,828

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Taiwan — 20.1% — (continued)
340,292	Yuanta Financial Holding Co., Ltd.	$531,946
23,000	Zhen Ding Technology Holding Ltd.	151,630

	Total Taiwan	176,213,822

Thailand — 0.7%
35,100	Advanced Info Service PCL, NVDR	428,483
133,500	Airports of Thailand PCL, NVDR	233,346
400,300	Bangkok Dusit Medical Services PCL, NVDR	279,241
20,900	Bumrungrad Hospital PCL, NVDR	142,900
60,900	Central Pattana PCL, NVDR	137,004
118,200	Charoen Pokphand Foods PCL, NVDR	79,863
180,200	CP ALL PCL, NVDR	299,871
99,400	Delta Electronics Thailand PCL, NVDR	885,413
129,100	Gulf Development PCL, NVDR*	256,799
168,200	Kasikornbank PCL	1,093,192
24,800	Kasikornbank PCL, NVDR	160,353
134,400	Krung Thai Bank PCL, NVDR	147,857
91,300	Minor International PCL, NVDR	76,310
165,700	PTT Exploration & Production PCL	717,074
59,600	PTT Exploration & Production PCL, NVDR	262,499
370,300	PTT PCL, NVDR	440,468
40,200	SCB X PCL, NVDR	192,052
23,000	Siam Cement PCL (The), NVDR	166,275
643,500	TMBThanachart Bank PCL, NVDR	48,857
362,821	True Corp. PCL, NVDR	169,163

	Total Thailand	6,217,020

Turkey — 0.5%
96,369	Akbank TAS	197,833
39,612	Aselsan Elektronik Sanayi Ve Ticaret AS	290,383
89,752	BIM Birlesik Magazalar AS	1,362,140
69,832	Eregli Demir ve Celik Fabrikalari TAS	51,951
17,990	Ford Otomotiv Sanayi AS	47,481
25,546	Haci Ömer Sabanci Holding AS	58,537
19,638	KOC Holding AS	89,265
145,000	MLP Saglik Hizmetleri AS, Class B Shares*(a)	1,441,216
13,822	Turk Hava Yollari AO	96,661
31,232	Turkcell Iletisim Hizmetleri AS	82,232
204,992	Turkiye Is Bankasi AS, Class C Shares	78,951
26,836	Turkiye Petrol Rafinerileri AS	133,518
81,036	Yapi ve Kredi Bankasi AS*	79,908

	Total Turkey	4,010,076

United Arab Emirates — 0.8%
246,177	Abu Dhabi Commercial Bank PJSC	1,015,540
46,577	Abu Dhabi Islamic Bank PJSC	323,325
124,060	Abu Dhabi National Oil Co. for Distribution PJSC	135,084
383,553	ADNOC Drilling Co. PJSC	534,512
191,588	Adnoc Gas PLC	177,379
58,953	ADNOC Logistics & Services	87,937
124,455	Aldar Properties PJSC	365,873
191,236	Dubai Electricity & Water Authority PJSC	156,190
99,099	Dubai Islamic Bank PJSC	223,936
28,338	Emaar Development PJSC	149,269
441,787	Emaar Properties PJSC	1,947,921
60,398	Emirates NBD Bank PJSC	542,723
110,876	Emirates Telecommunications Group Co. PJSC	612,121
140,847	First Abu Dhabi Bank PJSC	751,820
57,729	Salik Co. PJSC	100,589

	Total United Arab Emirates	7,124,219

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

United Kingdom — 0.7%
16,049	Anglogold Ashanti PLC	$2,051,868
500,000	Helios Towers PLC*	1,350,873
12,000	Lion Finance Group PLC	1,880,220
13,977	Unilever PLC	1,028,288

	Total United Kingdom	6,311,249

United States — 0.5%
2,400	BeOne Medicines Ltd., ADR*	760,776
27,262	BeOne Medicines Ltd., Class H Shares*	665,317
8,070	EPAM Systems Inc.*	1,137,870
2,342	Legend Biotech Corp., ADR*	44,498
24,331	SLB Ltd.	1,249,154
3,343	Southern Copper Corp.	729,777

	Total United States	4,587,392

Uruguay — 0.4%
80,299	Arcos Dorados Holdings Inc., Class A Shares	706,631
1,470	MercadoLibre Inc.*	2,583,643

	Total Uruguay	3,290,274

	TOTAL COMMON STOCKS (Cost — $506,195,883)	846,991,464

PREFERRED STOCKS — 1.8%

Brazil — 0.7%
168,548	Banco Bradesco SA, Class Preferred Shares	695,277
48,798	Cia Energetica de Minas Gerais, Class Preferred Shares	114,877
36,434	Gerdau SA, Class Preferred Shares	149,157
324,342	Itau Unibanco Holding SA, Class Preferred Shares	2,959,289
188,484	Itausa SA, Class Preferred Shares	524,593
153,315	Petroleo Brasileiro SA — Petrobras, Class Preferred Shares	1,176,068
26,031	Telefonica Brasil SA, Class Preferred Shares	219,229

	Total Brazil	5,838,490

Chile — 0.0%@
4,284	Sociedad Quimica y Minera de Chile SA, Class Preferred B Shares*	327,415

Colombia — 0.0%@
14,341	Grupo Cibest SA	242,588

India — 0.0%@
29,960	TVS Motor Co., Ltd.*(d)	3,292

Mexico — 0.1%
483,029	Cemex SAB de CV, Class Preferred Shares	606,310

South Korea — 1.0%
1,142	Hyundai Motor Co., Class Preferred 2nd Shares	258,866
797	Hyundai Motor Co., Class Preferred Shares	177,722
85,007	Samsung Electronics Co., Ltd., Class Preferred Shares	8,507,310

	Total South Korea	8,943,898

	TOTAL PREFERRED STOCKS (Cost — $7,937,799)	15,961,993

	TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $514,133,682)	862,953,457

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Face Amount†		Security	Value

SHORT-TERM INVESTMENTS(g) — 2.1%

MONEY MARKET FUND — 0.2%
$2,088,847		Invesco STIT — Government & Agency Portfolio, Institutional Class, 3.674%(h) (Cost — $2,088,847)	$2,088,847

TIME DEPOSITS — 1.9%
188	HKD	ANZ National Bank — Hong Kong, 0.660% due 3/2/26	24
21,178	ZAR	BBH — New York, 4.400% due 3/2/26	1,330
1,602,599	HKD	BNP Paribas — Paris, 0.660% due 3/2/26	204,848
		Citibank — London:
1,381	EUR	0.880% due 3/2/26	1,631
4	GBP	2.680% due 3/2/26	6
8,936,009		Citibank — New York, 2.980% due 3/2/26	8,936,009
29	EUR	Deutsche Bank AG — Frankfurt, 0.880% due 3/2/26	35
6,590,246		JPMorgan Chase & Co. — New York, 2.980% due 3/2/26	6,590,246
234	GBP	Skandinaviska Enskilda Banken AB — Stockholm, 2.680% due 3/2/26	315
101,549	ZAR	Standard Chartered Bank — Johannesburg, 4.400% due 3/2/26	6,377
754,549		Sumitomo Mitsui Banking Corp. — Tokyo, 2.980% due 3/2/26	754,549

		TOTAL TIME DEPOSITS (Cost — $16,495,370)	16,495,370

		TOTAL SHORT-TERM INVESTMENTS (Cost — $18,584,217)	18,584,217

		TOTAL INVESTMENTS — 100.4% (Cost — $532,717,899)	881,537,674

		Liabilities in Excess of Other Assets — (0.4)%	(3,612,484)

		TOTAL NET ASSETS — 100.0%	$877,925,190

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
@	The amount is less than 0.05%.
(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 28, 2026, amounts to $24,749,490 and represents 2.8% of net assets.

(b)	Security trades on the Hong Kong exchange.
(c)	Illiquid security.
(d)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(e)	All or a portion of this security is on loan (see Note 1).
(f)	The aggregate value of restricted securities (excluding 144A holdings) at February 28, 2026, amounts to $8,913 and represents less than 0.05% of net assets.
(g)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 1.9%.
(h)	Represents investments of collateral received from securities lending transactions.
#	Security that used significant unobservable inputs to determine fair value. At February 28, 2026, the Fund held Level 3 securities with a value of $11,991, representing less than 0.05% of net assets.

At February 28, 2026, for Emerging Markets Equity Fund the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Emerging Markets Equity Fund	$532,717,899	$387,457,808	$ (38,586,786)	$348,871,022

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Abbreviations used in this schedule:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
NVDR	— Non Voting Depository Receipt
PCL	— Public Company Limited
PJSC	— Private Joint Stock Company
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

Summary of Investments by Security Sector^
Information Technology
Semiconductors & Semiconductor Equipment	20.2%
Technology Hardware, Storage & Peripherals	8.8
Electronic Equipment, Instruments & Components	2.9
Other	1.5
Financials
Banks	17.0
Insurance	2.6
Financial Services	0.7
Other	1.0
Consumer Discretionary	10.4
Industrials	8.0
Communication Services	7.2
Materials	5.2
Consumer Staples	3.7
Energy	3.5
Health Care	3.1
Real Estate	1.2
Utilities	1.1
Short-Term Investments	1.9

Total Investments	100.0	%+

^	As a percentage of total investments.
+	Does not reflect investments of collateral received from securities lending transactions.

At February 28, 2026, Emerging Markets Equity Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation on the open contracts reflected in the accompanying financial statements was as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Value	Unrealized Appreciation
Contracts to Buy:
E-mini MSCI Emerging Markets Index Futures	12	3/26	$910,986	$962,220	$51,234

At February 28, 2026, Emerging Markets Equity Fund had deposited cash of $30,000 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

Foreign Currency	Local Currency	In Exchange For	Counterparty	Value	Settlement Date	Unrealized Appreciation
Contracts to Buy:
Chinese Offshore Renminbi	1,722,808	USD 251,107	BNP	$251,118	3/3/26	$11

Currency abbreviations used in this schedule:		Counterparty abbreviations used in this schedule:
EUR	—Euro	ZAR	—South African Rand
GBP	—British Pound	BNP	— BNP Paribas SA
HKD	—Hong Kong Dollar

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

CORPORATE BONDS & NOTES — 30.9%

Advertising — 0.0%@
$215,000	B	Clear Channel Outdoor Holdings Inc., Senior Secured Notes, 7.125% due 2/15/31(a)	$227,259
		Lamar Media Corp., Company Guaranteed Notes:
175,000	BB	4.000% due 2/15/30	169,645
20,000	BB	5.375% due 11/1/33(a)	20,063
		Outfront Media Capital LLC/Outfront Media Capital Corp.:
10,000	BB	Senior Secured Notes, 7.375% due 2/15/31(a)	10,563
125,000	B	Senior Unsecured Notes, 4.250% due 1/15/29(a)	122,747
135,000	BB-	Stagwell Global LLC, Company Guaranteed Notes, 5.625% due 8/15/29(a)	124,636

		Total Advertising	674,913

Aerospace/Defense — 0.3%
150,000	BB	ATI Inc., Senior Unsecured Notes, 5.875% due 12/1/27	150,596
		Boeing Co. (The), Senior Unsecured Notes:
50,000	BBB-	6.298% due 5/1/29	53,301
100,000	BBB-	5.150% due 5/1/30	103,614
50,000	BBB-	3.625% due 2/1/31	48,595
100,000	BBB-	3.600% due 5/1/34	92,298
50,000	BBB-	6.528% due 5/1/34	56,105
25,000	BBB-	3.500% due 3/1/39	20,989
630,000	BBB-	5.805% due 5/1/50	632,743
100,000	BBB-	3.950% due 8/1/59	71,895
101,000	BBB-	5.930% due 5/1/60	101,458
59,000	BB-	Bombardier Inc., Senior Unsecured Notes, 6.000% due 2/15/28(a)	59,037
		General Dynamics Corp., Company Guaranteed Notes:
25,000	A	2.850% due 6/1/41	19,341
25,000	A	4.250% due 4/1/50	21,697
50,000	A-	General Electric Co., Senior Unsecured Notes, 5.875% due 1/14/38	54,972
		L3Harris Technologies Inc., Senior Unsecured Notes:
261,000	BBB	4.400% due 6/15/28	263,010
50,000	BBB	5.600% due 7/31/53	50,360
		Lockheed Martin Corp., Senior Unsecured Notes:
50,000	A-	5.000% due 8/15/35	51,699
50,000	A-	4.070% due 12/15/42	43,858
50,000	A-	3.800% due 3/1/45	41,025
50,000	A-	4.700% due 5/15/46	46,307
25,000	A-	2.800% due 6/15/50	16,373
50,000	A-	4.090% due 9/15/52	40,650
24,000	A-	4.150% due 6/15/53	19,648
25,000	A-	5.700% due 11/15/54	25,846
50,000	A-	5.200% due 2/15/55	48,199
		Northrop Grumman Corp., Senior Unsecured Notes:
600,000	BBB+	3.250% due 1/15/28	594,157
334,000	BBB+	4.700% due 3/15/33	341,326
64,000	BBB+	4.750% due 6/1/43	60,340
51,000	BBB+	4.030% due 10/15/47	41,906
280,000	BBB+	5.250% due 5/1/50	270,733
		RTX Corp., Senior Unsecured Notes:
150,000	BBB+	3.500% due 3/15/27	149,637
100,000	BBB+	4.125% due 11/16/28	100,663
140,000	BBB+	5.750% due 1/15/29	147,229
116,000	BBB+	2.375% due 3/15/32	104,644
164,000	BBB+	6.100% due 3/15/34	181,427
25,000	BBB+	6.125% due 7/15/38	27,885
25,000	BBB+	4.450% due 11/16/38	23,892

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Aerospace/Defense — 0.3% — (continued)
$430,000	BBB+	4.500% due 6/1/42	$396,693
76,000	BBB+	3.750% due 11/1/46	60,323
177,000	BBB+	2.820% due 9/1/51	113,217
100,000	BBB+	5.375% due 2/27/53	97,655
		TransDigm Inc., Senior Secured Notes:
265,000	BB-	7.125% due 12/1/31(a)	278,097
10,000	BB-	6.625% due 3/1/32(a)	10,373

		Total Aerospace/Defense	5,133,813

Agriculture — 0.4%
		Altria Group Inc., Company Guaranteed Notes:
210,000	BBB+	6.200% due 11/1/28	221,846
300,000	BBB+	4.800% due 2/14/29	306,624
1,290,000	BBB+	2.450% due 2/4/32	1,158,793
669,000	BBB+	6.875% due 11/1/33	763,162
50,000	BBB+	5.800% due 2/14/39	52,176
320,000	BBB+	5.950% due 2/14/49	324,756
25,000	A	Archer-Daniels-Midland Co., Senior Unsecured Notes, 3.250% due 3/27/30	24,357
		BAT Capital Corp., Company Guaranteed Notes:
224,000	BBB+	3.557% due 8/15/27	222,988
148,000	BBB+	2.259% due 3/25/28	143,226
105,000	BBB+	5.834% due 2/20/31	112,375
90,000	BBB+	6.000% due 2/20/34	97,747
50,000	BBB+	4.390% due 8/15/37	46,805
791,000	BBB+	4.540% due 8/15/47	669,125
368,000	BBB+	4.758% due 9/6/49	317,626
183,000	BBB+	7.081% due 8/2/53	210,002
770,000	BBB+	6.250% due 8/15/55	804,553
		BAT International Finance PLC, Company Guaranteed Notes:
110,000	BBB+	4.448% due 3/16/28	111,102
50,000	BBB+	5.931% due 2/2/29	52,698
145,000	BB+	Darling Ingredients Inc., Company Guaranteed Notes, 5.250% due 4/15/27(a)	145,153
690,000	BBB	Imperial Brands Finance PLC, Company Guaranteed Notes, 5.875% due 7/1/34(a)	730,584
		Philip Morris International Inc., Senior Unsecured Notes:
234,000	A-	5.125% due 11/17/27	239,026
180,000	A-	4.875% due 2/13/29	185,142
210,000	A-	2.100% due 5/1/30	194,394
40,000	A-	5.125% due 2/13/31	41,754
50,000	A-	5.375% due 2/15/33	52,808
25,000	A-	5.625% due 9/7/33	26,821
190,000	A-	5.250% due 2/13/34	199,065
25,000	A-	6.375% due 5/16/38	28,129
25,000	A-	3.875% due 8/21/42	20,993
25,000	A-	4.125% due 3/4/43	21,707
25,000	A-	4.250% due 11/10/44	21,676
		Reynolds American Inc., Company Guaranteed Notes:
25,000	BBB+	5.700% due 8/15/35	26,405
89,000	BBB+	5.850% due 8/15/45	89,534

		Total Agriculture	7,663,152

Airlines — 0.3%
609,200	A-	American Airlines Class A Pass-Through Trust, Pass-Thru Certificates, 3.375% due 5/1/27	602,772
35,833	Ba1(b)	American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes, 5.500% due 4/20/26(a)	35,905
1,184,213	AA	British Airways Class AA Pass Through Trust, Pass-Thru Certificates, 3.300% due 12/15/32(a)	1,133,344

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Airlines — 0.3% — (continued)
$335,567	AA	Delta Air Lines Class AA Pass Through Trust, Pass-Thru Certificates, 2.000% due 6/10/28	$321,969
2,287,083	A3(b)	Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes, 4.750% due 10/20/28(a)	2,307,912
95,000	B+	JetBlue Airways Corp./JetBlue Loyalty LP, Senior Secured Notes, 9.875% due 9/20/31(a)	96,860
670,000	BBB	Southwest Airlines Co., Senior Unsecured Notes, 5.250% due 11/15/35	665,116
		United Airlines Class AA Pass-Through Trust, Pass-Thru Certificates:
39,737	Aa2(b)	4.150% due 8/25/31	39,621
46,987	AA	5.450% due 2/15/37	49,311
195,000	BBB-	United Airlines Inc., Senior Secured Notes, 4.625% due 4/15/29(a)	194,983

		Total Airlines	5,447,793

Apparel — 0.0%@
495,000	BBB-	Gildan Activewear Inc., Company Guaranteed Notes, 5.400% due 10/7/35(a)	501,481
		NIKE Inc., Senior Unsecured Notes:
25,000	A+	3.250% due 3/27/40	20,624
25,000	A+	3.875% due 11/1/45	20,614
50,000	A+	3.375% due 3/27/50	36,655

		Total Apparel	579,374

Auto Manufacturers — 0.7%
185,000	Ba2(b)	Allison Transmission Inc., Company Guaranteed Notes, 5.875% due 6/1/29(a)	187,243
100,000	A-	American Honda Finance Corp., Senior Unsecured Notes, 4.900% due 3/12/27	101,131
		Cummins Inc., Senior Unsecured Notes:
50,000	A	5.300% due 5/9/35	52,471
25,000	A	2.600% due 9/1/50	15,572
		Ford Motor Co., Senior Unsecured Notes:
50,000	BBB-	4.750% due 1/15/43	40,257
50,000	BBB-	5.291% due 12/8/46	42,810
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
890,000	BBB-	5.125% due 11/5/26	895,330
200,000	BBB-	5.800% due 3/5/27	202,764
460,000	BBB-	2.900% due 2/16/28	446,476
220,000	BBB-	2.900% due 2/10/29	209,761
200,000	BBB-	5.875% due 11/7/29	206,970
1,000,000	BBB-	4.000% due 11/13/30	959,149
648,000	BBB-	5.753% due 4/6/33	660,764
230,000	BBB-	7.122% due 11/7/33	251,408
1,290,000	BBB-	5.869% due 10/31/35	1,296,067
		General Motors Co., Senior Unsecured Notes:
50,000	BBB	5.600% due 10/15/32	52,708
50,000	BBB	6.600% due 4/1/36	54,897
50,000	BBB	5.150% due 4/1/38	48,793
260,000	BBB	6.250% due 10/2/43	267,440
25,000	BBB	5.200% due 4/1/45	22,811
25,000	BBB	6.750% due 4/1/46	27,062
25,000	BBB	5.400% due 4/1/48	23,060
		General Motors Financial Co., Inc., Senior Unsecured Notes:
100,000	BBB	5.350% due 1/7/30	103,832
100,000	BBB	3.600% due 6/21/30	97,209
50,000	BBB	5.950% due 4/4/34	53,063
50,000	BBB	5.900% due 1/7/35	52,626
50,000	BBB	6.150% due 7/15/35	53,545

		Honda Motor Co., Ltd., Senior Unsecured Notes:
100,000	A-	2.534% due 3/10/27	98,751
100,000	A-	4.688% due 7/8/30	101,991
50,000	A-	5.337% due 7/8/35	51,783

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Auto Manufacturers — 0.7% — (continued)

			Hyundai Capital America, Senior Unsecured Notes:
$700,000		A-	5.650% due 6/26/26(a)(c)	$703,664
305,000		A-	5.300% due 3/19/27(a)	309,318
800,000		A-	5.800% due 4/1/30(a)	845,742
800,000		A-	4.500% due 9/18/30(a)	808,043
1,470,000		A-	5.400% due 6/23/32(a)	1,544,482
900,000	EUR	BBB-	RCI Banque SA, Senior Unsecured Notes, (Cost — $1,035,879, acquired 1/13/26), 3.625% due 11/3/32(d)	1,060,432

			Toyota Motor Credit Corp., Senior Unsecured Notes:
100,000		A+	3.050% due 3/22/27	99,422
150,000		A+	3.750% due 1/12/28	150,283
150,000		A+	2.150% due 2/13/30	140,518
100,000		A+	5.550% due 11/20/30	106,625
100,000		A+	5.350% due 1/9/35	105,914
			Volkswagen Group of America Finance LLC, Company Guaranteed Notes:
260,000		BBB+	4.750% due 11/13/28(a)	263,446
580,000		BBB+	5.350% due 3/27/30(a)	601,705

			Total Auto Manufacturers	13,417,338

Auto Parts & Equipment — 0.1%
			Adient Global Holdings Ltd.:
430,000		BB	Company Guaranteed Notes, 7.500% due 2/15/33(a)	451,615
195,000		BBB-	Senior Secured Notes, 7.000% due 4/15/28(a)	198,969
			Aptiv Swiss Holdings Ltd., Company Guaranteed Notes:
25,000		BBB	3.100% due 12/1/51	16,352
25,000		BBB	4.150% due 5/1/52	19,415
110,000		BB-	Clarios Global LP/Clarios US Finance Co., Senior Secured Notes, 6.750% due 2/15/30(a)	115,275
140,000		CCC+	Cooper-Standard Automotive Inc., Senior Secured Notes, 9.250% due 3/1/31(a)	140,707
250,000		B+	Goodyear Tire & Rubber Co. (The), Company Guaranteed Notes, 5.000% due 7/15/29	245,219
175,000		BB+	Qnity Electronics Inc., Senior Secured Notes, 5.750% due 8/15/32(a)	179,548

			Total Auto Parts & Equipment	1,367,100

Automobile ABS — 0.1%
2,020,000		NR	Camber Credit Auto Trust, AUTO, 5.625% due 12/15/31(a)(e)	2,020,000

Banks — 7.4%
			ABN AMRO Bank NV:
600,000	EUR	Ba1u(b)	Junior Subordinated Notes, (Cost — $619,344, acquired 3/7/24), 4.750% (5-Year EUR Swap Rate + 3.898%)(d)(f)(g)	720,186
800,000		BBB	Senior Non-Preferred Notes, 2.470% (1-Year CMT Index + 1.100%) due 12/13/29(a)(f)	765,591
			AIB Group PLC, Senior Unsecured Notes:
1,025,000		BBB+	5.320% (SOFR + 1.650%) due 5/15/31(a)(f)	1,065,271
200,000		BBB+	5.871% (SOFR + 1.910%) due 3/28/35(a)(f)	213,242
800,000		A+	Banco Bilbao Vizcaya Argentaria SA, Senior Preferred Notes, 5.381% due 3/13/29	832,779
1,140,000		BB	Banco Bradesco SA, Senior Unsecured Notes, 5.375% due 1/20/31(a)	1,147,980
1,000,000		BB-	Banco Mercantil del Norte SA, Junior Subordinated Notes, 5.875% (5-Year CMT Index + 4.643%)(a)(f)(g)	999,667
720,000		Ba1(b)	Banco Nacional de Comercio Exterior SNC, Subordinated Notes, 2.720% (5-Year CMT Index + 2.000%) due 8/11/31(a)(f)	714,941
615,000		A-	Banco Santander Chile, Senior Unsecured Notes, 4.550% due 11/20/30(a)	619,945
800,000		Baa2(b)	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander, Subordinated Notes, 7.525% (5-Year CMT Index + 2.995%) due 10/1/28(a)(f)	856,682
			Banco Santander SA:
400,000		BBB-	Junior Subordinated Notes, 9.625% (5-Year CMT Index + 5.306%)(f)(g)	445,868
			Senior Non-Preferred Notes:
600,000		A-	4.551% due 11/6/30	605,111
200,000		A-	5.127% due 11/6/35	201,302

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Banks — 7.4% — (continued)
		Senior Preferred Notes:
$800,000	A+	5.588% due 8/8/28	$829,554
200,000	A+	6.938% due 11/7/33	231,227
		Bank of America Corp.:
		Junior Subordinated Notes:
420,000	BBB-	6.250% (5-Year CMT Index + 2.351%)(f)(g)	431,752
841,000	BBB-	6.625% (5-Year CMT Index + 2.684%)(f)(g)	881,021
		Senior Unsecured Notes:
740,000	A-	1.658% (SOFR + 0.910%) due 3/11/27(f)	739,588
230,000	A-	4.376% (SOFR + 1.580%) due 4/27/28(f)	231,112
150,000	A-	3.593% (3-Month Term SOFR + 1.632%) due 7/21/28(f)	149,302
100,000	A-	4.948% (SOFR + 2.040%) due 7/22/28(f)	101,284
100,000	A-	6.204% (SOFR + 1.990%) due 11/10/28(f)	103,593
535,000	A-	3.419% (3-Month Term SOFR + 1.302%) due 12/20/28(f)	529,675
3,850,000	A-	3.970% (3-Month Term SOFR + 1.332%) due 3/5/29(f)	3,848,134
100,000	A-	2.087% (SOFR + 1.060%) due 6/14/29(f)	95,863
100,000	A-	4.271% (3-Month Term SOFR + 1.572%) due 7/23/29(f)	100,593
141,000	A-	5.819% (SOFR + 1.570%) due 9/15/29(f)	147,096
659,000	A-	3.974% (3-Month Term SOFR + 1.472%) due 2/7/30(f)	658,604
583,000	A-	2.592% (SOFR + 2.150%) due 4/29/31(f)	548,426
585,000	A-	1.922% (SOFR + 1.370%) due 10/24/31(f)	528,101
790,000	A-	2.687% (SOFR + 1.320%) due 4/22/32(f)	732,020
600,000	A-	2.572% (SOFR + 1.210%) due 10/20/32(f)	547,052
752,000	A-	2.972% (SOFR + 1.330%) due 2/4/33(f)	695,776
1,490,000	A-	4.571% (SOFR + 1.830%) due 4/27/33(f)	1,497,260
411,000	A-	5.872% (SOFR + 1.840%) due 9/15/34(f)	441,302
655,000	A-	5.468% (SOFR + 1.650%) due 1/23/35(f)	686,654
200,000	A-	5.511% (SOFR + 1.310%) due 1/24/36(f)	210,003
860,000	A-	5.045% (SOFR + 1.130%) due 2/6/37(f)	872,716
250,000	A-	4.244% (3-Month Term SOFR + 2.076%) due 4/24/38(f)	234,617
350,000	A-	2.676% (SOFR + 1.930%) due 6/19/41(f)	260,263
360,000	A-	4.330% (3-Month Term SOFR + 1.782%) due 3/15/50(f)	306,393
360,000	A-	4.083% (3-Month Term SOFR + 3.412%) due 3/20/51(f)	292,161
50,000	A-	2.831% (SOFR + 1.880%) due 10/24/51(f)	32,252
		Subordinated Notes:
20,000	BBB+	4.250% due 10/22/26	20,039
100,000	BBB+	4.183% due 11/25/27	100,105
790,000	BBB+	5.425% (SOFR + 1.913%) due 8/15/35(f)	809,749
1,730,000	BBB+	5.518% (SOFR + 1.738%) due 10/25/35(f)	1,776,601
770,000	BBB+	2.482% (5-Year CMT Index + 1.200%) due 9/21/36(f)	681,938
680,000	BBB+	3.846% (5-Year CMT Index + 2.000%) due 3/8/37(f)	643,994
100,000	A-	Bank of Montreal, Senior Unsecured Notes, 2.650% due 3/8/27	98,989
		Bank of New York Mellon Corp. (The):
		Senior Unsecured Notes:
390,000	A	4.289% (SOFR + 1.418%) due 6/13/33(f)	387,311
50,000	A	4.967% (SOFR + 1.606%) due 4/26/34(f)	51,386
100,000	A	5.188% (SOFR + 1.418%) due 3/14/35(f)	104,081
200,000	A-	Subordinated Notes, 3.000% due 10/30/28	195,402
		Bank of Nova Scotia (The):
		Senior Unsecured Notes:
50,000	A-	2.951% due 3/11/27	49,643
100,000	A-	5.650% due 2/1/34	107,246
180,000	BBB+	Subordinated Notes, 4.588% (5-Year CMT Index + 2.050%) due 5/4/37(f)	177,198
1,500,000	A+	Banque Federative du Credit Mutuel SA, Senior Preferred Notes, 5.194% due 2/16/28(a)	1,534,639

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Banks — 7.4% — (continued)
			Barclays PLC, Senior Unsecured Notes:
$2,050,000		BBB+	4.972% (3-Month USD-LIBOR + 1.902%) due 5/16/29(f)	$2,086,985
200,000		BBB+	6.490% (SOFR + 2.220%) due 9/13/29(f)	211,274
2,305,000		BBB+	5.367% (SOFR + 1.230%) due 2/25/31(f)	2,393,574
400,000		BBB+	4.521% (SOFR + 1.135%) due 2/24/32(f)	400,692
200,000		BBB+	2.894% (1-Year CMT Index + 1.300%) due 11/24/32(f)	183,613
200,000		BBB+	6.224% (SOFR + 2.980%) due 5/9/34(f)	216,607
930,000		BBB+	5.207% (SOFR + 1.506%) due 2/24/37(f)	930,061
200,000		BBB+	5.860% (SOFR + 1.830%) due 8/11/46(f)	206,797
600,000	EUR	Ba1(b)	BAWAG Group AG, Junior Subordinated Notes, (Cost — $659,155, acquired 12/9/24), 7.250% (5-Year EURIBOR ICE Swap + 5.052%)(d)(f)(g)	762,823
			BNP Paribas SA:
			Junior Subordinated Notes:
1,135,000		BBB-	6.875% (5-Year CMT Index + 2.853%)(a)(f)(g)	1,141,426
550,000		BBB-	7.750% (5-Year CMT Index + 4.899%)(a)(f)(g)	585,694
200,000		BBB-	8.000% (5-Year CMT Index + 3.727%)(a)(f)(g)	219,233
			Senior Non-Preferred Notes:
950,000		A-	4.400% due 8/14/28(a)	956,651
200,000		A-	2.871% (3-Month Term SOFR + 1.387%) due 4/19/32(a)(f)	185,250
600,000		A+	Senior Preferred Notes, 5.894% (SOFR + 1.866%) due 12/5/34(a)(f)	644,019
200,000		BBB+	Subordinated Notes, 4.375% (5-Year USD Swap Rate + 1.483%) due 3/1/33(a)(f)	199,227
			BPCE SA, Senior Non-Preferred Notes:
1,120,000		BBB+	6.714% (SOFR + 2.270%) due 10/19/29(a)(f)	1,189,851
1,375,000		BBB+	5.936% (SOFR + 1.850%) due 5/30/35(a)(f)	1,453,049
			CaixaBank SA:
200,000		BBB+	Senior Non-Preferred Notes, 5.581% (SOFR + 1.790%) due 7/3/36(a)(f)	207,660
900,000	EUR	BBB	Subordinated Notes, (Cost — $1,036,823, acquired 3/7/24), 6.250% (5-Year EUR Swap Rate + 3.550%) due 2/23/33(d)(f)	1,123,379
1,665,000		A-	Canadian Imperial Bank of Commerce, Senior Unsecured Notes, 4.283% (SOFR + 0.790%) due 1/29/30(f)	1,676,673
			Citigroup Inc.:
			Junior Subordinated Notes:
1,135,000		BB+	6.625% (5-Year CMT Index + 3.001%)(f)(g)	1,174,134
210,000		BB+	6.950% (5-Year CMT Index + 2.726%)(f)(g)	216,396
700,000		BB+	7.125% (5-Year CMT Index + 2.693%)(f)(g)	725,608
			Senior Unsecured Notes:
70,000		BBB+	4.658% (SOFR + 1.887%) due 5/24/28(f)	70,497
2,540,000		BBB+	3.520% (3-Month Term SOFR + 1.413%) due 10/27/28(f)	2,521,620
100,000		BBB+	3.980% (3-Month Term SOFR + 1.600%) due 3/20/30(f)	99,692
550,000		BBB+	4.412% (SOFR + 3.914%) due 3/31/31(f)	553,077
70,000		BBB+	2.572% (SOFR + 2.107%) due 6/3/31(f)	65,458
70,000		BBB+	4.503% (SOFR + 1.171%) due 9/11/31(f)	70,583
690,000		BBB+	2.561% (SOFR + 1.167%) due 5/1/32(f)	632,191
160,000		BBB+	2.520% (SOFR + 1.177%) due 11/3/32(f)	144,837
250,000		BBB+	3.785% (SOFR + 1.939%) due 3/17/33(f)	240,714
220,000		BBB+	4.910% (SOFR + 2.086%) due 5/24/33(f)	224,668
2,230,000		BBB+	5.174% (SOFR + 1.488%) due 9/11/36(f)	2,270,268
70,000		BBB+	4.650% due 7/23/48	62,528
			Subordinated Notes:
890,000		BBB	4.300% due 11/20/26	891,733
30,000		BBB	6.625% due 6/15/32	33,436
100,000		BBB	6.675% due 9/13/43	113,099
286,000		BBB	5.300% due 5/6/44	278,094
1,945,000		A-	Commonwealth Bank of Australia, Subordinated Notes, 5.929% (1-Year CMT Index + 1.320%) due 3/14/46(a)(f)	2,034,219

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Banks — 7.4% — (continued)
$270,000		A-	Cooperatieve Rabobank UA, Senior Non-Preferred Notes, 3.758% (1-Year CMT Index + 1.420%) due 4/6/33(a)(f)	$259,557
			Credit Agricole SA:
1,000,000	EUR	BBB-	Junior Subordinated Notes, (Cost — $1,147,706, acquired 3/6/24), 7.250% (5-Year EURIBOR ICE Swap + 4.441%)(d)(f)(g)	1,273,357
			Senior Non-Preferred Notes:
915,000		A-	5.222% (SOFR + 1.460%) due 5/27/31(a)(f)	946,800
890,000		A-	4.818% (SOFR + 1.360%) due 9/25/33(a)(f)	897,474
490,000		A-	5.862% (SOFR + 1.740%) due 1/9/36(a)(f)	521,001
			Danske Bank AS, Senior Non-Preferred Notes:
2,100,000		A-	4.298% (1-Year CMT Index + 1.750%) due 4/1/28(a)(f)	2,108,214
1,250,000		A-	5.705% (1-Year CMT Index + 1.400%) due 3/1/30(a)(f)	1,305,211
310,000		A-	4.613% (1-Year CMT Index + 1.100%) due 10/2/30(a)(f)	314,226
			Deutsche Bank AG:
			Senior Non-Preferred Notes:
200,000	EUR	BBB	(Cost — $226,274, acquired 12/4/24), 5.000% (3-Month EURIBOR + 2.950%) due 9/5/30(d)(f)	250,997
150,000		BBB	5.297% (SOFR + 1.720%) due 5/9/31(f)	154,974
150,000		BBB	4.725% (SOFR + 1.135%) due 2/6/32(f)	151,350
1,600,000		A	Senior Preferred Notes, 4.469% (SOFR + 1.100%) due 12/10/31(f)	1,610,133
			Subordinated Notes:
400,000		BBB-	3.742% (SOFR + 2.257%) due 1/7/33(f)	375,455
310,000		BBB-	7.079% (SOFR + 3.650%) due 2/10/34(f)	341,678
300,000		AA-	DNB Bank ASA, Senior Preferred Notes, 4.853% (SOFR + 1.050%) due 11/5/30(a)(f)	308,448
			Fifth Third Bancorp, Senior Unsecured Notes:
100,000		BBB+	2.550% due 5/5/27	98,510
100,000		BBB+	6.339% (SOFR + 2.340%) due 7/27/29(f)	105,187
175,000		BBB+	4.566% (SOFR + 0.950%) due 4/29/32(f)	176,107
			Goldman Sachs Group Inc. (The):
590,000		BB+	Junior Subordinated Notes, 7.500% (5-Year CMT Index + 2.809%)(f)(g)	628,378
			Senior Unsecured Notes:
150,000		BBB+	3.500% due 11/16/26	149,731
70,000		BBB+	3.615% (SOFR + 1.846%) due 3/15/28(f)	69,682
791,000		BBB+	3.814% (3-Month Term SOFR + 1.420%) due 4/23/29(f)	786,739
2,394,000		BBB+	4.223% (3-Month Term SOFR + 1.563%) due 5/1/29(f)	2,401,881
174,000		BBB+	6.484% (SOFR + 1.770%) due 10/24/29(f)	184,303
400,000		BBB+	5.218% (SOFR + 1.580%) due 4/23/31(f)	414,235
1,950,000		BBB+	4.369% (SOFR + 1.060%) due 10/21/31(f)	1,952,039
1,075,000		BBB+	4.516% (SOFR + 0.960%) due 1/21/32(f)	1,082,082
57,000		BBB+	1.992% (SOFR + 1.090%) due 1/27/32(f)	51,026
984,000		BBB+	2.615% (SOFR + 1.281%) due 4/22/32(f)	904,550
1,800,000		BBB+	2.383% (SOFR + 1.248%) due 7/21/32(f)	1,624,454
288,000		BBB+	2.650% (SOFR + 1.264%) due 10/21/32(f)	262,471
284,000		BBB+	6.561% (SOFR + 1.950%) due 10/24/34(f)	316,884
340,000		BBB+	5.330% (SOFR + 1.550%) due 7/23/35(f)	351,150
430,000		BBB+	4.939% (SOFR + 1.330%) due 10/21/36(f)	428,631
2,127,000		BBB+	5.065% (SOFR + 1.190%) due 1/21/37(f)	2,142,670
50,000		BBB+	4.017% (3-Month Term SOFR + 1.635%) due 10/31/38(f)	45,211
50,000		BBB+	4.411% (3-Month Term SOFR + 1.692%) due 4/23/39(f)	46,586
210,000		BBB+	6.250% due 2/1/41	229,596
330,000		BBB+	3.210% (SOFR + 1.513%) due 4/22/42(f)	255,078
10,000		BBB+	2.908% (SOFR + 1.472%) due 7/21/42(f)	7,402
300,000		BBB+	3.436% (SOFR + 1.632%) due 2/24/43(f)	236,034
100,000		BBB+	5.734% (SOFR + 1.696%) due 1/28/56(f)	101,505

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Banks — 7.4% — (continued)
			Subordinated Notes:
$150,000		BBB	6.750% due 10/1/37	$168,544
290,000		BBB	5.150% due 5/22/45	274,188
			HSBC Holdings PLC:
			Senior Unsecured Notes:
200,000		A-	4.041% (3-Month Term SOFR + 1.808%) due 3/13/28(f)	200,154
200,000		A-	4.583% (3-Month Term SOFR + 1.796%) due 6/19/29(f)	202,125
900,000		A-	5.286% (SOFR + 1.290%) due 11/19/30(f)	933,347
2,045,000		A-	5.240% (SOFR + 1.570%) due 5/13/31(f)	2,119,368
295,000		A-	4.619% (SOFR + 1.190%) due 11/6/31(f)	298,513
1,030,000		A-	2.804% (SOFR + 1.187%) due 5/24/32(f)	951,767
400,000		A-	5.402% (SOFR + 2.870%) due 8/11/33(f)	417,980
200,000		A-	6.254% (SOFR + 2.390%) due 3/9/34(f)	218,777
305,000		A-	5.133% (SOFR + 1.430%) due 11/6/36(f)	308,177
200,000		A-	6.332% (SOFR + 2.650%) due 3/9/44(f)	221,012
			Subordinated Notes:
220,000		BBB+	4.762% (SOFR + 2.530%) due 3/29/33(f)	220,617
200,000		BBB+	6.547% (SOFR + 2.980%) due 6/20/34(f)	217,387
100,000		BBB+	6.500% due 9/15/37	109,712
200,000		A-	HSBC USA Inc., Senior Unsecured Notes, 5.294% due 3/4/27	202,980
350,000		BBB-	Intesa Sanpaolo SpA, Subordinated Notes, 4.950% (1-Year CMT Index + 2.750%) due 6/1/42(a)(f)	312,471
			JPMorgan Chase & Co.:
			Senior Unsecured Notes:
53,000		A	5.299% (SOFR + 1.450%) due 7/24/29(f)	54,569
2,082,000		A	5.012% (SOFR + 1.310%) due 1/23/30(f)	2,140,213
46,000		A	4.565% (SOFR + 1.750%) due 6/14/30(f)	46,743
1,330,000		A	2.739% (3-Month Term SOFR + 1.510%) due 10/15/30(f)	1,272,235
200,000		A	5.103% (SOFR + 1.435%) due 4/22/31(f)	207,556
495,000		A	4.347% (SOFR + 0.840%) due 1/22/32(f)	497,794
1,955,000		A	2.580% (3-Month Term SOFR + 1.250%) due 4/22/32(f)	1,805,295
872,000		A	5.350% (SOFR + 1.845%) due 6/1/34(f)	912,310
100,000		A	5.502% (SOFR + 1.315%) due 1/24/36(f)	105,297
400,000		A	5.572% (SOFR + 1.680%) due 4/22/36(f)	423,099
100,000		A	4.898% (SOFR + 1.070%) due 1/22/37(f)	100,585
50,000		A	3.882% (3-Month Term SOFR + 1.622%) due 7/24/38(f)	45,318
150,000		A	3.109% (SOFR + 2.440%) due 4/22/51(f)	103,071
200,000		A	3.328% (SOFR + 1.580%) due 4/22/52(f)	143,088
3,085,000		A-	Subordinated Notes, 5.576% (SOFR + 1.635%) due 7/23/36(f)	3,207,265
800,000	EUR	BBB-	KBC Group NV, Junior Subordinated Notes, (Cost — $940,004, acquired 3/8/24), 8.000% (5-Year EURIBOR ICE Swap + 4.928%)(d)(f)(g)	1,039,341
			Kreditanstalt fuer Wiederaufbau, Government Guaranteed Notes:
400,000		AAA	4.375% due 3/1/27	403,420
200,000		AAA	3.750% due 2/15/28	201,386
200,000		AAA	4.625% due 3/18/30	208,731
200,000		AAA	3.750% due 3/14/31	202,138
			Lloyds Banking Group PLC:
665,000		BBB-	Junior Subordinated Notes, 6.750% (5-Year CMT Index + 4.815%)(f)(g)	671,932
			Senior Unsecured Notes:
200,000		A-	4.375% due 3/22/28	201,737
400,000		A-	5.679% (1-Year CMT Index + 1.750%) due 1/5/35(f)	424,182
345,000		A-	4.943% (1-Year CMT Index + 0.970%) due 11/4/36(f)	343,903
			M&T Bank Corp., Senior Unsecured Notes:
199,000		BBB+	6.082% (SOFR + 2.260%) due 3/13/32(f)	213,042
244,000		BBB+	5.385% (SOFR + 1.610%) due 1/16/36(f)	250,985

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Banks — 7.4% — (continued)
			Mizuho Financial Group Inc., Senior Unsecured Notes:
$200,000		A-	2.201% (3-Month Term SOFR + 1.772%) due 7/10/31(f)	$184,103
200,000		A-	5.748% (1-Year CMT Index + 1.900%) due 7/6/34(f)	213,819
200,000		A-	5.422% (1-Year CMT Index + 0.980%) due 5/13/36(f)	209,334
1,500,000		A-	National Australia Bank Ltd., Subordinated Notes, 3.347% (5-Year CMT Index + 1.700%) due 1/12/37(a)(f)	1,392,905
			NatWest Group PLC, Senior Unsecured Notes:
400,000		A-	5.076% (3-Month USD-LIBOR + 1.905%) due 1/27/30(f)	410,601
915,000		A-	5.115% (1-Year CMT Index + 1.050%) due 5/23/31(f)	944,269
500,000		A	NatWest Markets PLC, Senior Unsecured Notes, 1.600% due 9/29/26(a)	493,402
150,000		AA+	Oesterreichische Kontrollbank AG, Government Guaranteed Notes, 4.000% due 5/28/28	151,867
			PNC Financial Services Group Inc. (The):
			Senior Unsecured Notes:
420,000		A-	5.582% (SOFR + 1.841%) due 6/12/29(f)	435,473
50,000		A-	2.550% due 1/22/30	47,451
100,000		A-	5.222% (SOFR + 1.072%) due 1/29/31(f)	104,054
50,000		A-	6.037% (SOFR + 2.140%) due 10/28/33(f)	54,337
50,000		A-	5.068% (SOFR + 1.933%) due 1/24/34(f)	51,696
200,000		A-	6.875% (SOFR + 2.284%) due 10/20/34(f)	227,836
50,000		A-	5.676% (SOFR + 1.902%) due 1/22/35(f)	53,085
25,000		A-	5.401% (SOFR + 1.599%) due 7/23/35(f)	26,050
160,000		A-	5.373% (SOFR + 1.417%) due 7/21/36(f)	165,971
320,000		BBB+	Subordinated Notes, 5.423% (5-Year CMT Index + 1.170%) due 1/25/41(f)	323,656
800,000	EUR	Baa2(b)	Raiffeisen Bank International AG, Subordinated Notes, (Cost — $909,316, acquired 5/30/24), 7.375% (5-Year EURIBOR ICE Swap + 5.200%) due 12/20/32(d)(f)	1,003,474
			Royal Bank of Canada, Senior Unsecured Notes:
100,000		A	4.950% due 2/1/29	103,228
200,000		A	5.153% (SOFR + 1.030%) due 2/4/31(f)	207,507
100,000		A	5.150% due 2/1/34	105,342
89,000		BBB+	Santander Holdings USA Inc., Senior Unsecured Notes, 6.174% (SOFR + 2.500%) due 1/9/30(f)	92,977
950,000		BBB	Santander UK Group Holdings PLC, Senior Unsecured Notes, 4.858% (SOFR + 1.554%) due 9/11/30(f)	969,070
			Societe Generale SA, Senior Non-Preferred Notes:
1,080,000		BBB	5.512% (SOFR + 1.650%) due 5/22/31(a)(f)	1,124,613
540,000		BBB	6.066% (1-Year CMT Index + 2.100%) due 1/19/35(a)(f)	576,352
410,000		BBB	5.400% (SOFR + 1.601%) due 4/10/37(a)(f)	412,742
			State Street Corp.:
62,000		BBB	Junior Subordinated Notes, 6.700% (5-Year CMT Index + 2.613%)(f)(g)	64,965
			Senior Unsecured Notes:
100,000		A	4.530% (SOFR + 1.018%) due 2/20/29(f)	101,380
100,000		A	5.684% (SOFR + 1.484%) due 11/21/29(f)	104,658
50,000		A	4.164% (SOFR + 1.726%) due 8/4/33(f)	49,384
			Sumitomo Mitsui Financial Group Inc., Senior Unsecured Notes:
200,000		A-	2.130% due 7/8/30	184,264
200,000		A-	5.808% due 9/14/33	216,221
200,000		A-	5.570% (SOFR + 1.360%) due 1/15/47(f)	204,040
			Toronto-Dominion Bank (The), Senior Unsecured Notes:
100,000		A-	2.800% due 3/10/27	99,106
100,000		A-	5.298% due 1/30/32	105,349
300,000		A-	4.456% due 6/8/32	302,966
			Truist Financial Corp., Senior Unsecured Notes:
50,000		A-	5.122% (SOFR + 1.852%) due 1/26/34(f)	51,305
25,000		A-	5.867% (SOFR + 2.361%) due 6/8/34(f)	26,771
800,000		A-	5.711% (SOFR + 1.922%) due 1/24/35(f)	849,450

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Banks — 7.4% — (continued)
		UBS Group AG:
		Junior Subordinated Notes:
$250,000	BBB-	4.875% (5-Year CMT Index + 3.404%)(a)(f)(g)	$249,134
795,000	BBB-	6.850% (5-Year USD SOFR ICE Swap Rate + 3.630%)(a)(f)(g)	814,534
200,000	BBB-	9.250% (5-Year CMT Index + 4.745%)(a)(f)(g)	218,704
		Senior Unsecured Notes:
500,000	A-	4.703% (1-Year CMT Index + 2.050%) due 8/5/27(a)(f)	501,505
1,500,000	A-	1.494% (1-Year CMT Index + 0.850%) due 8/10/27(a)(f)	1,483,389
500,000	A-	4.751% (1-Year CMT Index + 1.750%) due 5/12/28(a)(f)	504,140
1,415,000	A-	3.091% (SOFR + 1.730%) due 5/14/32(a)(f)	1,325,015
200,000	A-	5.010% (SOFR + 1.340%) due 3/23/37(a)(f)	199,502
		US Bancorp, Senior Unsecured Notes:
200,000	A	4.548% (SOFR + 1.660%) due 7/22/28(f)	201,806
155,000	A	5.083% (SOFR + 1.296%) due 5/15/31(f)	160,403
50,000	A	5.850% (SOFR + 2.090%) due 10/21/33(f)	53,917
50,000	A	4.839% (SOFR + 1.600%) due 2/1/34(f)	50,757
50,000	A	5.836% (SOFR + 2.260%) due 6/12/34(f)	53,729
50,000	A	5.678% (SOFR + 1.860%) due 1/23/35(f)	53,099
		Wells Fargo & Co.:
150,000	BB+	Junior Subordinated Notes, 6.850% (5-Year CMT Index + 2.767%)(f)(g)	158,094
		Senior Unsecured Notes:
500,000	BBB+	3.000% due 10/23/26	497,102
300,000	BBB+	5.707% (SOFR + 1.070%) due 4/22/28(f)	305,596
510,000	BBB+	2.393% (SOFR + 2.100%) due 6/2/28(f)	500,132
490,000	BBB+	4.150% due 1/24/29	493,202
510,000	BBB+	5.574% (SOFR + 1.740%) due 7/25/29(f)	527,786
111,000	BBB+	6.303% (SOFR + 1.790%) due 10/23/29(f)	117,101
103,000	BBB+	2.572% (3-Month Term SOFR + 1.262%) due 2/11/31(f)	96,992
100,000	BBB+	4.478% (3-Month Term SOFR + 4.032%) due 4/4/31(f)	101,083
733,000	BBB+	5.150% (SOFR + 1.500%) due 4/23/31(f)	759,077
1,730,000	BBB+	3.350% (SOFR + 1.500%) due 3/2/33(f)	1,626,156
425,000	BBB+	5.389% (SOFR + 2.020%) due 4/24/34(f)	442,992
863,000	BBB+	5.557% (SOFR + 1.990%) due 7/25/34(f)	908,274
140,000	BBB+	6.491% (SOFR + 2.060%) due 10/23/34(f)	155,530
491,000	BBB+	4.892% (SOFR + 1.340%) due 9/15/36(f)	492,569
240,000	BBB+	4.960% (SOFR + 1.100%) due 1/23/37(f)	241,523
200,000	BBB+	3.068% (SOFR + 2.530%) due 4/30/41(f)	156,304
50,000	BBB+	3.900% due 5/1/45	40,964
1,340,000	BBB+	5.013% (3-Month Term SOFR + 4.502%) due 4/4/51(f)	1,227,257
200,000	BBB+	4.611% (SOFR + 2.130%) due 4/25/53(f)	172,804
		Westpac Banking Corp.:
		Senior Unsecured Notes:
100,000	AA-	3.350% due 3/8/27	99,726
50,000	AA-	2.150% due 6/3/31	45,816
100,000	A-	Subordinated Notes, 2.668% (5-Year CMT Index + 1.750%) due 11/15/35(f)	92,014

		Total Banks	138,333,822

Beverages — 0.2%
		Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
125,000	A-	4.700% due 2/1/36	125,515
924,000	A-	4.900% due 2/1/46	869,169
50,000	A-	Anheuser-Busch InBev Finance Inc., Company Guaranteed Notes, 4.900% due 2/1/46	46,925
		Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
260,000	A-	3.500% due 6/1/30	256,377
50,000	A-	4.375% due 4/15/38	48,158

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Beverages — 0.2% — (continued)
$50,000	A-	5.450% due 1/23/39	$52,497
25,000	A-	4.950% due 1/15/42	24,292
50,000	A-	4.439% due 10/6/48	43,863
210,000	A-	5.550% due 1/23/49	212,613
50,000	A-	4.750% due 4/15/58	44,781
50,000	A-	5.800% due 1/23/59	52,324
990,000	BBB-	Becle SAB de CV, Senior Unsecured Notes, 2.500% due 10/14/31(a)	869,150
		Coca-Cola Co. (The), Senior Unsecured Notes:
100,000	A+	3.375% due 3/25/27	99,863
50,000	A+	5.000% due 5/13/34	52,703
50,000	A+	2.500% due 6/1/40	38,052
25,000	A+	2.600% due 6/1/50	15,928
25,000	A+	3.000% due 3/5/51	17,029
50,000	A+	2.500% due 3/15/51	30,866
50,000	A+	5.300% due 5/13/54	49,727
25,000	A+	5.400% due 5/13/64	24,765
		Constellation Brands Inc.:
		Company Guaranteed Notes:
100,000	BBB	3.600% due 2/15/28	99,468
25,000	BBB	5.250% due 11/15/48	23,584
30,000	BBB	Senior Unsecured Notes, 2.250% due 8/1/31	26,997
		Keurig Dr Pepper Inc., Company Guaranteed Notes:
100,000	BBB	5.200% due 3/15/31	103,395
25,000	BBB	3.800% due 5/1/50	18,471
25,000	BBB	3.350% due 3/15/51	17,069
50,000	BBB	Molson Coors Beverage Co., Company Guaranteed Notes, 4.200% due 7/15/46	40,687
		PepsiCo Inc., Senior Unsecured Notes:
100,000	A+	2.625% due 3/19/27	98,928
100,000	A+	3.000% due 10/15/27	99,253
100,000	A+	4.100% due 1/15/29	101,108
50,000	A+	4.800% due 7/17/34	51,820
25,000	A+	2.625% due 10/21/41	18,612
25,000	A+	4.450% due 4/14/46	22,749
25,000	A+	2.875% due 10/15/49	16,917
25,000	A+	3.625% due 3/19/50	19,329
50,000	A+	2.750% due 10/21/51	32,239
25,000	A+	4.200% due 7/18/52	21,098
25,000	A+	3.875% due 3/19/60	19,403

		Total Beverages	3,805,724

Biotechnology — 0.1%
		Amgen Inc., Senior Unsecured Notes:
171,000	BBB+	5.150% due 3/2/28	175,195
180,000	BBB+	4.050% due 8/18/29	181,008
221,000	BBB+	2.450% due 2/21/30	208,600
426,000	BBB+	4.850% due 2/19/36	428,473
25,000	BBB+	6.375% due 6/1/37	28,259
100,000	BBB+	3.150% due 2/21/40	80,532
43,000	BBB+	3.375% due 2/21/50	31,369
50,000	BBB+	4.663% due 6/15/51	43,698
69,000	BBB+	4.200% due 2/22/52	56,010
50,000	BBB+	4.875% due 3/1/53	44,753
50,000	BBB+	5.650% due 3/2/53	49,962
50,000	BBB+	2.770% due 9/1/53	30,634
38,000	BBB+	4.400% due 2/22/62	30,540
67,000	BBB+	5.750% due 3/2/63	66,499

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Biotechnology — 0.1% — (continued)
$50,000	BBB+	Biogen Inc., Senior Unsecured Notes, 3.150% due 5/1/50	$32,957
		Gilead Sciences Inc., Senior Unsecured Notes:
474,000	A-	1.650% due 10/1/30	428,933
90,000	A-	4.000% due 9/1/36	85,076
100,000	A-	2.600% due 10/1/40	74,965
142,000	A-	4.800% due 4/1/44	132,994
99,000	A-	4.500% due 2/1/45	88,750
70,000	A-	4.750% due 3/1/46	64,241
100,000	BBB-	Royalty Pharma PLC, Company Guaranteed Notes, 5.400% due 9/2/34	103,648

		Total Biotechnology	2,467,096

Building Materials — 0.2%
335,000	BB-	Builders FirstSource Inc., Company Guaranteed Notes, 4.250% due 2/1/32(a)	319,732
660,000	B-	Camelot Return Merger Sub Inc., Senior Secured Notes, 8.750% due 8/1/28(a)	499,693
		Carrier Global Corp., Senior Unsecured Notes:
50,000	BBB+	3.377% due 4/5/40	41,072
50,000	BBB+	3.577% due 4/5/50	37,515
525,000	BB-	EMRLD Borrower LP/Emerald Co.-Issuer Inc., Senior Secured Notes, 6.625% due 12/15/30(a)	544,022
155,000	B+	Griffon Corp., Company Guaranteed Notes, 5.750% due 3/1/28	155,031
135,000	BB	Knife River Corp., Company Guaranteed Notes, 7.750% due 5/1/31(a)	140,807
		Martin Marietta Materials Inc., Senior Unsecured Notes:
25,000	BBB+	4.250% due 12/15/47	21,108
25,000	BBB+	3.200% due 7/15/51	17,099
115,000	BB	Masterbrand Inc., Company Guaranteed Notes, 7.000% due 7/15/32(a)	116,042
190,000	BB-	Miter Brands Acquisition Holdco Inc./MIWD Borrower LLC, Senior Secured Notes, 6.750% due 4/1/32(a)	191,726
		Owens Corning, Senior Unsecured Notes:
25,000	BBB	4.400% due 1/30/48	21,171
50,000	BBB	5.950% due 6/15/54	51,875
320,000	BB	Quikrete Holdings Inc., Senior Secured Notes, 6.375% due 3/1/32(a)	332,711
205,000	B+	Smyrna Ready Mix Concrete LLC, Senior Secured Notes, 6.000% due 11/1/28(a)	205,099
		Standard Industries Inc., Senior Unsecured Notes:
110,000	BB+	4.750% due 1/15/28(a)	109,725
335,000	BB+	4.375% due 7/15/30(a)	323,428

		Total Building Materials	3,127,856

Chemicals — 0.3%
		Air Products & Chemicals Inc., Senior Unsecured Notes:
25,000	A	4.850% due 2/8/34	25,697
25,000	A	2.700% due 5/15/40	19,193
50,000	A	2.800% due 5/15/50	32,760
25,000	BBB-	Albemarle Corp., Senior Unsecured Notes, 5.650% due 6/1/52	22,957
190,000	BB+	Axalta Coating Systems LLC, Company Guaranteed Notes, 3.375% due 2/15/29(a)	183,405
		Braskem Netherlands Finance BV, Company Guaranteed Notes:
200,000	CCC-	4.500% due 1/31/30(a)	84,570
625,000	CCC-	7.250% due 2/13/33(a)	258,209
25,000	BBB	Cabot Corp., Senior Unsecured Notes, 5.000% due 6/30/32	25,626
		Celanese US Holdings LLC, Company Guaranteed Notes:
130,000	BB	7.000% due 2/15/31	133,989
296,000	BB	7.375% due 2/15/34	304,289
25,000	BBB	CF Industries Inc., Company Guaranteed Notes, 5.375% due 3/15/44	23,992
		Chemours Co. (The), Company Guaranteed Notes:
85,000	BB-	5.750% due 11/15/28(a)	85,555
455,000	BB-	8.000% due 1/15/33(a)(c)	463,106
		Dow Chemical Co. (The), Senior Unsecured Notes:
50,000	BBB-	4.800% due 1/15/31	49,961

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Chemicals — 0.3% — (continued)
$25,000	BBB-	5.150% due 2/15/34	$24,828
25,000	BBB-	5.250% due 11/15/41	22,434
25,000	BBB-	4.625% due 10/1/44	20,263
25,000	BBB-	4.800% due 5/15/49	19,677
25,000	BBB-	6.900% due 5/15/53	25,691
25,000	BBB-	5.600% due 2/15/54	21,678
		DuPont de Nemours Inc., Senior Unsecured Notes:
32,000	BBB+	5.319% due 11/15/38	32,499
11,000	BBB+	5.419% due 11/15/48	10,553
		Eastman Chemical Co., Senior Unsecured Notes:
176,000	BBB	4.500% due 12/1/28	178,136
25,000	BBB	5.625% due 2/20/34	26,113
		Ecolab Inc., Senior Unsecured Notes:
25,000	A-	3.950% due 12/1/47	20,976
25,000	A-	2.125% due 8/15/50	14,079
25,000	A-	2.700% due 12/15/51	15,783
25,000	A-	2.750% due 8/18/55	15,482
25,000	A-	EIDP Inc., Senior Unsecured Notes, 4.800% due 5/15/33	25,319
65,000	BB	Element Solutions Inc., Company Guaranteed Notes, 3.875% due 9/1/28(a)	63,929
200,000	B+	INEOS Finance PLC, Senior Secured Notes, 7.500% due 4/15/29(a)	178,700
25,000	BBB-	International Flavors & Fragrances Inc., Senior Unsecured Notes, 4.375% due 6/1/47	20,791
25,000	A	Linde Inc., Company Guaranteed Notes, 3.550% due 11/7/42	20,598
25,000	BBB	LYB International Finance BV, Company Guaranteed Notes, 4.875% due 3/15/44	20,971
		LYB International Finance III LLC, Company Guaranteed Notes:
370,000	BBB	5.500% due 3/1/34	372,944
645,000	BBB	5.875% due 1/15/36	654,688
25,000	BBB	4.200% due 10/15/49	18,179
50,000	BBB	4.200% due 5/1/50	36,118
25,000	BBB	3.800% due 10/1/60	15,853
25,000	BBB	Mosaic Co. (The), Senior Unsecured Notes, 5.625% due 11/15/43	24,506
		NOVA Chemicals Corp.:
150,000	BB+	Senior Secured Notes, 8.500% due 11/15/28(a)	157,215
165,000	BB-	Senior Unsecured Notes, 9.000% due 2/15/30(a)	175,588
		Nutrien Ltd., Senior Unsecured Notes:
25,000	BBB	4.900% due 6/1/43	23,165
25,000	BBB	5.000% due 4/1/49	23,035
25,000	BBB	3.950% due 5/13/50	19,590
400,000	BBB-	OCP SA, Senior Unsecured Notes, 5.125% due 6/23/51(a)	334,843
530,000	BBB-	Orbia Advance Corp. SAB de CV, Company Guaranteed Notes, 7.500% due 5/13/35(a)	534,728
163,000	BBB	RPM International Inc., Senior Unsecured Notes, 3.750% due 3/15/27	162,546
		Sherwin-Williams Co. (The), Senior Unsecured Notes:
50,000	BBB	4.500% due 8/15/30	50,798
25,000	BBB	3.800% due 8/15/49	19,082
25,000	BBB	3.300% due 5/15/50	17,421
25,000	BBB	2.900% due 3/15/52	15,771
155,000	BB+	Solstice Advanced Materials Inc., Senior Unsecured Notes, 5.625% due 9/30/33(a)	156,771
		Westlake Corp., Senior Unsecured Notes:
50,000	BBB	3.125% due 8/15/51	31,183
25,000	BBB	3.375% due 8/15/61	15,233
80,000	B-	WR Grace Holdings LLC, Senior Secured Notes, 6.625% due 8/15/32(a)	80,993

		Total Chemicals	5,432,059

Commercial Services — 0.6%
185,000	BB	ADT Security Corp. (The), Senior Secured Notes, 4.875% due 7/15/32(a)	179,873
213,000	B	Avis Budget Car Rental LLC/Avis Budget Finance Inc., Company Guaranteed Notes, 5.750% due 7/15/27(a)	212,867

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Commercial Services — 0.6% — (continued)
			Block Inc., Senior Unsecured Notes:
$300,000		BB+	6.500% due 5/15/32	$308,832
500,000		BB+	6.000% due 8/15/33(a)	508,473
145,000		BB-	Clarivate Science Holdings Corp., Senior Secured Notes, 3.875% due 7/1/28(a)	135,450
25,000		BBB	Equifax Inc., Senior Unsecured Notes, 5.100% due 6/1/28	25,550
			GEO Group Inc. (The):
270,000		BB-	Company Guaranteed Notes, 10.250% due 4/15/31	290,082
400,000		BB+	Senior Secured Notes, 8.625% due 4/15/29	417,131
			Global Payments Inc., Senior Unsecured Notes:
176,000		BBB-	4.450% due 6/1/28	176,518
44,000		BBB-	3.200% due 8/15/29	42,245
2,025,000		BBB-	4.875% due 11/15/30	2,024,343
100,000	EUR	BBB-	4.875% due 3/17/31	123,971
97,000		BBB-	2.900% due 11/15/31	87,437
1,125,000		BBB-	5.200% due 11/15/32	1,132,553
140,000		BBB-	5.550% due 11/15/35	139,309
780,000		BBB-	5.950% due 8/15/52(c)	744,040
118,000		BB-	Herc Holdings Inc., Company Guaranteed Notes, 7.000% due 6/15/30(a)	123,828
			Moody’s Corp., Senior Unsecured Notes:
245,000		A-	4.250% due 2/1/29	247,947
42,000		A-	2.000% due 8/19/31	37,744
			PayPal Holdings Inc., Senior Unsecured Notes:
50,000		A-	2.850% due 10/1/29	48,205
50,000		A-	2.300% due 6/1/30	46,741
25,000		A-	5.150% due 6/1/34	25,365
25,000		A-	3.250% due 6/1/50	17,126
25,000		A-	5.050% due 6/1/52	22,541
155,000		BB	Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes, 3.375% due 8/31/27(a)	152,534
285,000		BBB	Quanta Services Inc., Senior Unsecured Notes, 4.500% due 1/15/31	288,583
118,000		A-	RELX Capital Inc., Company Guaranteed Notes, 4.000% due 3/18/29	118,077
			S&P Global Inc., Company Guaranteed Notes:
50,000		A3(b)	2.450% due 3/1/27	49,336
230,000		A3(b)	3.250% due 12/1/49	164,327
25,000		A3(b)	3.700% due 3/1/52	19,036
25,000		A3(b)	2.300% due 8/15/60	12,929
25,000		A3(b)	3.900% due 3/1/62	18,952
220,000		BB	Service Corp. International, Senior Unsecured Notes, 5.125% due 6/1/29	220,701
265,000		BB-	Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Company Guaranteed Notes, 6.750% due 8/15/32(a)	259,599
200,000	EUR	BBB+	Transurban Finance Co. Pty Ltd., Senior Secured Notes, (Cost — $226,368, acquired 3/6/24), 4.225% due 4/26/33(d)	249,614
			United Rentals North America Inc., Company Guaranteed Notes:
55,000		BB+	3.875% due 2/15/31	53,031
130,000		BB+	3.750% due 1/15/32	122,845
320,000		BB+	6.125% due 3/15/34(a)	335,624
670,000		B	Upbound Group Inc., Company Guaranteed Notes, 6.375% due 2/15/29(a)	664,267
25,000		BBB	Verisk Analytics Inc., Senior Unsecured Notes, 4.125% due 3/15/29	25,097
185,000		B	Wand NewCo 3 Inc., Senior Secured Notes, 7.625% due 1/30/32(a)	193,994
135,000		BB-	Williams Scotsman Inc., Senior Secured Notes, 7.375% due 10/1/31(a)	141,430

			Total Commercial Services	10,208,147

Computers — 0.2%
100,000		AA-	Accenture Capital Inc., Company Guaranteed Notes, 4.250% due 10/4/31	100,435
405,000	EUR	BB-	Almaviva-The Italian Innovation Co. SpA, Senior Secured Notes, 5.000% due 10/30/30(a)	465,487

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Computers — 0.2% — (continued)
		Apple Inc., Senior Unsecured Notes:
$100,000	AA+	4.000% due 5/12/28	$100,929
50,000	AA+	2.200% due 9/11/29	47,690
100,000	AA+	4.300% due 5/10/33	102,234
100,000	AA+	4.750% due 5/12/35	103,691
25,000	AA+	4.500% due 2/23/36	25,595
50,000	AA+	2.375% due 2/8/41	36,725
50,000	AA+	3.850% due 5/4/43	42,911
100,000	AA+	3.450% due 2/9/45	79,290
50,000	AA+	4.375% due 5/13/45	45,406
25,000	AA+	3.750% due 9/12/47	20,215
50,000	AA+	2.650% due 5/11/50	31,895
100,000	AA+	2.650% due 2/8/51	63,168
50,000	AA+	2.700% due 8/5/51	31,914
50,000	AA+	3.950% due 8/8/52	40,341
50,000	AA+	2.800% due 2/8/61	29,803
25,000	AA+	2.850% due 8/5/61	15,175
50,000	AA+	4.100% due 8/8/62	39,907
		Dell International LLC/EMC Corp.:
		Company Guaranteed Notes:
100,000	BBB	5.300% due 4/1/32	104,014
100,000	BBB	4.750% due 10/6/32	100,977
100,000	BBB	5.100% due 2/15/36	100,425
50,000	BBB	3.450% due 12/15/51	35,125
23,000	BBB	Senior Unsecured Notes, 8.350% due 7/15/46	29,428
88,000	BBB-	DXC Technology Co., Senior Unsecured Notes, 2.375% due 9/15/28	83,062
		Hewlett Packard Enterprise Co., Senior Unsecured Notes:
248,000	BBB	5.250% due 7/1/28	254,672
25,000	BBB	5.000% due 10/15/34	24,785
815,000	BBB	5.600% due 10/15/54	751,926
		HP Inc., Senior Unsecured Notes:
25,000	BBB	4.750% due 1/15/28	25,329
25,000	BBB	6.000% due 9/15/41	25,099
100,000	A-	IBM International Capital Pte Ltd., Company Guaranteed Notes, 4.900% due 2/5/34	101,240
120,000	BB+	Insight Enterprises Inc., Company Guaranteed Notes, 6.625% due 5/15/32(a)	120,420
		International Business Machines Corp., Senior Unsecured Notes:
100,000	A-	1.700% due 5/15/27	97,537
100,000	A-	4.150% due 5/15/39	90,002
100,000	A-	4.000% due 6/20/42	84,538
100,000	A-	4.250% due 5/15/49	81,327
25,000	BBB-	Kyndryl Holdings Inc., Senior Unsecured Notes, 2.700% due 10/15/28	23,030
25,000	BBB	Leidos Inc., Company Guaranteed Notes, 2.300% due 2/15/31	22,724
190,000	B+	NCR Atleos Corp., Senior Secured Notes, 9.500% due 4/1/29(a)	204,116
245,000	B+	NCR Voyix Corp., Company Guaranteed Notes, 5.000% due 10/1/28(a)	240,953
50,000	BB-	Science Applications International Corp., Company Guaranteed Notes, 5.875% due 11/1/33(a)	49,727
		Seagate Data Storage Technology Pte Ltd., Company Guaranteed Notes:
120,000	BB+	3.125% due 7/15/29(a)	107,462
220,000	BB+	8.250% due 12/15/29(a)	232,346

		Total Computers	4,413,075

Cosmetics/Personal Care — 0.1%
		Coty Inc./HFC Prestige Products Inc./HFC Prestige International US LLC:
585,000	BBB-	Company Guaranteed Notes, 5.600% due 1/15/31(a)	586,801
750,000	BBB-	Senior Secured Notes, 4.750% due 1/15/29(a)	738,309
125,000	BB-	Edgewell Personal Care Co., Company Guaranteed Notes, 5.500% due 6/1/28(a)	125,057

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Cosmetics/Personal Care — 0.1% — (continued)
		Estee Lauder Cos Inc. (The), Senior Unsecured Notes:
$25,000	A-	4.150% due 3/15/47	$20,585
25,000	A-	3.125% due 12/1/49	17,123
25,000	A-	5.150% due 5/15/53	23,442
		Kenvue Inc.:
		Company Guaranteed Notes:
540,000	A	4.900% due 3/22/33	558,034
25,000	A	5.200% due 3/22/63	23,327
50,000	A	Senior Unsecured Notes, 5.050% due 3/22/53	46,679
		Procter & Gamble Co. (The), Senior Unsecured Notes:
100,000	AA-	3.950% due 1/26/28	100,883
100,000	AA-	4.050% due 5/1/30	101,307
25,000	AA-	3.600% due 3/25/50	19,711

		Total Cosmetics/Personal Care	2,361,258

Distribution/Wholesale — 0.0%@
110,000	BBB-	American Builders & Contractors Supply Co., Inc., Senior Secured Notes, 4.000% due 1/15/28(a)	108,502
175,000	BB-	RB Global Holdings Inc., Company Guaranteed Notes, 7.750% due 3/15/31(a)	182,167
110,000	BB	Resideo Funding Inc., Company Guaranteed Notes, 6.500% due 7/15/32(a)	112,359

		Total Distribution/Wholesale	403,028

Diversified Financial Services — 1.4%
		AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes:
1,800,000	BBB+	2.450% due 10/29/26	1,782,964
150,000	BBB+	6.450% due 4/15/27	153,813
340,000	BBB+	3.000% due 10/29/28	330,946
150,000	BBB+	4.375% due 11/15/30	150,505
150,000	BBB+	4.750% due 1/15/33	150,356
150,000	BBB+	3.400% due 10/29/33	136,975
655,000	BBB-	6.950% (5-Year CMT Index + 2.720%) due 3/10/55(f)	692,618
		Air Lease Corp., Senior Unsecured Notes:
25,000	BBB	5.850% due 12/15/27	25,764
50,000	BBB	5.300% due 2/1/28	51,074
50,000	BBB	2.100% due 9/1/28	47,550
25,000	BBB	3.000% due 2/1/30	23,700
25,000	BBB	3.125% due 12/1/30	23,528
745,000	BBB	Aircastle Ltd., Company Guaranteed Notes, 5.950% due 2/15/29(a)	780,748
		Ally Financial Inc.:
25,000	BBB-	Senior Unsecured Notes, 6.184% (SOFR + 2.290%) due 7/26/35(f)	25,816
95,000	BB+	Subordinated Notes, 6.700% due 2/14/33	99,125
		American Express Co., Senior Unsecured Notes:
100,000	A-	2.550% due 3/4/27	98,899
220,000	A-	4.050% due 5/3/29	221,950
100,000	A-	5.085% (SOFR + 1.020%) due 1/30/31(f)	103,361
345,000	A-	5.016% (SOFR + 1.440%) due 4/25/31(f)	356,633
380,000	A-	4.918% (SOFR + 1.220%) due 7/20/33(f)	389,457
100,000	A-	5.043% (SOFR + 1.835%) due 5/1/34(f)	102,875
100,000	A-	5.442% (SOFR + 1.320%) due 1/30/36(f)	104,333
110,000	A-	5.667% (SOFR + 1.790%) due 4/25/36(f)	116,601
2,060,000	A-	4.804% (SOFR + 1.237%) due 10/24/36(f)	2,040,982
100,000	A-	4.050% due 12/3/42	87,289
920,000	BBB+	Ares Finance Co. II LLC, Company Guaranteed Notes, 3.250% due 6/15/30(a)	881,789
		Avolon Holdings Funding Ltd.:
		Company Guaranteed Notes:
419,000	BBB-	2.528% due 11/18/27(a)	408,218

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Diversified Financial Services — 1.4% — (continued)
$500,000	BBB-	5.750% due 3/1/29(a)	$520,723
2,960,000	BBB-	5.150% due 1/15/30(a)	3,035,098
500,000	BBB-	Senior Unsecured Notes, 2.750% due 2/21/28(a)	486,950
400,000	A-	Brookfield Asset Management Ltd., Senior Unsecured Notes, 6.077% due 9/15/55	406,854
		Capital One Financial Corp.:
		Senior Unsecured Notes:
100,000	BBB	3.750% due 3/9/27	99,905
50,000	BBB	5.817% (SOFR + 2.600%) due 2/1/34(f)	52,781
50,000	BBB	6.377% (SOFR + 2.860%) due 6/8/34(f)	54,248
100,000	BBB	5.197% (SOFR + 1.630%) due 9/11/36(f)	99,771
2,400,000	BBB	5.399% (SOFR + 1.508%) due 1/30/37(f)	2,426,840
		Subordinated Notes:
27,000	BBB-	2.359% (SOFR + 1.337%) due 7/29/32(f)	23,835
110,000	BBB-	6.183% (SOFR + 2.036%) due 1/30/36(f)	114,417
		Charles Schwab Corp. (The), Senior Unsecured Notes:
50,000	A-	2.450% due 3/3/27	49,386
25,000	A-	3.300% due 4/1/27	24,873
50,000	A-	2.000% due 3/20/28	48,326
25,000	A-	4.000% due 2/1/29	25,204
50,000	A-	5.643% (SOFR + 2.210%) due 5/19/29(f)	51,916
50,000	A-	6.196% (SOFR + 1.878%) due 11/17/29(f)	52,942
25,000	A-	2.900% due 3/3/32	23,152
50,000	A-	6.136% (SOFR + 2.010%) due 8/24/34(f)	54,673
390,000	A-	4.914% (SOFR + 1.230%) due 11/14/36(f)	390,277
		Citadel Finance LLC, Company Guaranteed Notes:
1,000,000	BBB-	5.900% due 2/10/30(a)	1,027,034
605,000	BBB-	5.150% due 2/14/31(a)	603,073
1,650,000	A+	Equitable America Global Funding, Secured Notes, 4.950% due 6/9/30(a)	1,687,466
		Intercontinental Exchange Inc., Senior Unsecured Notes:
50,000	A-	4.000% due 9/15/27	50,164
50,000	A-	4.350% due 6/15/29	50,646
13,000	A-	2.100% due 6/15/30	12,023
50,000	A-	4.600% due 3/15/33	50,743
25,000	A-	2.650% due 9/15/40	18,859
25,000	A-	4.250% due 9/21/48	21,028
50,000	A-	3.000% due 6/15/50	33,269
50,000	A-	4.950% due 6/15/52	46,101
50,000	A-	3.000% due 9/15/60	30,400
		Jefferies Financial Group Inc., Senior Unsecured Notes:
50,000	BBB	5.875% due 7/21/28	51,621
50,000	BBB	4.150% due 1/23/30	49,224
50,000	BBB	6.200% due 4/14/34	52,322
970,000	BBB	5.500% due 2/15/36	952,390
650,000	NR	Lehman Brothers Holdings Inc., Subordinated Notes, 6.750% due 12/28/17*(h)(i)#	–
100,000	BBB-	LPL Holdings Inc., Company Guaranteed Notes, 5.200% due 3/15/30	102,187
		Mastercard Inc., Senior Unsecured Notes:
100,000	A+	4.875% due 5/9/34	103,234
25,000	A+	3.650% due 6/1/49	19,325
50,000	A+	3.850% due 3/26/50	39,799
25,000	A+	2.950% due 3/15/51	16,679
232,000	BBB+	Nasdaq Inc., Senior Unsecured Notes, 5.550% due 2/15/34	244,541
200,000	BBB+	Nomura Holdings Inc., Senior Unsecured Notes, 6.070% due 7/12/28	209,061
275,000	BB	OneMain Finance Corp., Company Guaranteed Notes, 6.625% due 5/15/29	281,634
90,000	BB	PRA Group Inc., Company Guaranteed Notes, 5.000% due 10/1/29(a)(c)	82,877
25,000	BBB-	Radian Group Inc., Senior Unsecured Notes, 4.875% due 3/15/27	25,069

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Diversified Financial Services — 1.4% — (continued)
$100,000	A-	Raymond James Financial Inc., Senior Unsecured Notes, 5.650% due 9/11/55	$98,013
20,000	BB	Rocket Cos Inc., Company Guaranteed Notes, 6.125% due 8/1/30(a)	20,532
305,000	BB	Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer Inc., Company Guaranteed Notes, 3.625% due 3/1/29(a)	294,100
490,000	BBB+	TPG Operating Group II LP, Company Guaranteed Notes, 5.875% due 3/5/34	508,066
559,000	A+	UBS Americas Inc., Company Guaranteed Notes, 7.125% due 7/15/32	645,274
95,000	Ba3(b)	United Wholesale Mortgage LLC, Senior Unsecured Notes, 5.500% due 4/15/29(a)	93,350
		Visa Inc., Senior Unsecured Notes:
100,000	AA-	2.050% due 4/15/30	93,525
25,000	AA-	2.700% due 4/15/40	19,567
25,000	AA-	3.650% due 9/15/47	19,884
50,000	AA-	2.000% due 8/15/50	27,602
540,000	BBB	Western Union Co. (The), Senior Unsecured Notes, 4.750% due 6/15/29	541,453

		Total Diversified Financial Services	25,652,175

Electric — 2.7%
		AEP Texas Inc., Senior Unsecured Notes:
43,000	BBB+	5.400% due 6/1/33	44,847
82,000	BBB+	3.450% due 1/15/50	57,713
41,000	BBB+	3.450% due 5/15/51	28,310
		AEP Transmission Co. LLC, Senior Unsecured Notes:
70,000	BBB+	3.750% due 12/1/47	54,821
59,000	BBB+	3.150% due 9/15/49	40,748
45,000	BBB+	2.750% due 8/15/51	27,911
40,000	BBB+	4.500% due 6/15/52	34,222
80,000	BB	AES Corp. (The), Junior Subordinated Notes, 7.600% (5-Year CMT Index + 3.201%) due 1/15/55(f)	80,489
		Alabama Power Co., Senior Unsecured Notes:
64,000	A	3.700% due 12/1/47	49,923
60,000	A	3.450% due 10/1/49	43,824
116,000	A	3.125% due 7/15/51	78,123
111,000	A	3.000% due 3/15/52	72,961
		Ameren Illinois Co., 1st Mortgage Notes:
43,000	A	3.250% due 3/15/50	30,139
95,000	A	2.900% due 6/15/51	61,819
170,000	A	5.550% due 7/1/54	170,355
150,000	A	American Transmission Systems Inc., Senior Unsecured Notes, 2.650% due 1/15/32(a)	137,374
		Arizona Public Service Co., Senior Unsecured Notes:
25,000	BBB+	5.550% due 8/1/33	26,326
25,000	BBB+	3.350% due 5/15/50	17,500
		Baltimore Gas & Electric Co., Senior Unsecured Notes:
174,000	A	5.450% due 6/1/35	182,650
6,000	A	3.500% due 8/15/46	4,571
50,000	A	3.750% due 8/15/47	39,194
80,000	A	3.200% due 9/15/49	55,783
67,000	A	2.900% due 6/15/50	43,864
54,000	A	4.550% due 6/1/52	46,533
65,000	A	5.400% due 6/1/53	63,520
555,000	A	Basin Electric Power Cooperative, 1st Mortgage Notes, 5.850% due 10/15/55(a)	559,367
		Berkshire Hathaway Energy Co., Senior Unsecured Notes:
25,000	A-	6.125% due 4/1/36	27,436
50,000	A-	4.500% due 2/1/45	43,838
310,000	BBB	Calpine LLC, Senior Unsecured Notes, 5.125% due 3/15/28(a)	310,072
		CenterPoint Energy Houston Electric LLC:
118,000	A	1st Mortgage Notes, 3.600% due 3/1/52	88,437

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Electric — 2.7% — (continued)
			General Refinance Mortgage:
$129,000		A	4.450% due 10/1/32	$130,167
620,000		A	4.850% due 4/1/36	622,268
			Comision Federal de Electricidad, Company Guaranteed Notes:
1,500,000		BBB	3.348% due 2/9/31(a)	1,380,066
1,000,000		BBB	3.875% due 7/26/33(a)	895,875
25,000		A	Commonwealth Edison Co., 1st Mortgage Notes, 5.900% due 3/15/36	27,211
			Consolidated Edison Co. of New York Inc., Senior Unsecured Notes:
40,000		A-	3.950% due 4/1/50	31,728
134,000		A-	5.900% due 11/15/53	138,905
100,000		A-	5.700% due 5/15/54	101,348
25,000		A-	4.625% due 12/1/54	21,524
			Constellation Energy Generation LLC, Senior Unsecured Notes:
350,000		BBB+	4.625% due 2/1/29(a)	350,091
174,000		BBB+	5.600% due 6/15/42	177,190
50,000		BBB+	5.875% due 1/15/66	49,953
			Consumers Energy Co., 1st Mortgage Notes:
56,000		A	3.500% due 8/1/51	41,350
53,000		A	2.650% due 8/15/52	33,420
113,000		A	4.200% due 9/1/52	92,895
			Dominion Energy Inc.:
			Junior Subordinated Notes:
1,600,000		BBB-	6.625% (5-Year CMT Index + 2.207%) due 5/15/55(f)	1,661,848
308,000		BBB-	6.000% (5-Year CMT Index + 2.262%) due 2/15/56(f)	312,859
			Senior Unsecured Notes:
100,000		BBB	4.250% due 6/1/28	100,738
50,000		BBB	5.000% due 6/15/30	51,643
			Dominion Energy South Carolina Inc., 1st Mortgage Notes:
50,000		A	5.300% due 1/15/35	52,287
83,000		A	6.250% due 10/15/53	90,307
			DTE Electric Co., General Refinance Mortgage:
350,000		A	5.200% due 3/1/34	366,126
180,000		A	3.250% due 4/1/51	127,303
100,000		BBB	DTE Energy Co., Senior Unsecured Notes, 5.050% due 10/1/35	100,968
			Duke Energy Carolinas LLC, 1st Mortgage Notes:
104,000		A	3.950% due 11/15/28	104,519
100,000		A	4.950% due 1/15/33	103,696
25,000		A	6.050% due 4/15/38	27,493
500,000		A	4.250% due 12/15/41	448,324
105,000		A	3.200% due 8/15/49	73,858
80,000		A	3.550% due 3/15/52	58,785
202,000		A	5.350% due 1/15/53	196,645
700,000	EUR	BBB	Duke Energy Corp., Senior Unsecured Notes, 3.100% due 6/15/28	835,653
			Duke Energy Florida LLC, 1st Mortgage Notes:
145,000		A	2.500% due 12/1/29	138,193
133,000		A	1.750% due 6/15/30	121,290
495,000		A	4.850% due 12/1/35	499,312
25,000		A	6.400% due 6/15/38	28,119
24,000		A	4.200% due 7/15/48	19,874
26,000		A	5.950% due 11/15/52	27,274
350,000		A	6.200% due 11/15/53	381,493
			Duke Energy Indiana LLC, 1st Mortgage Notes:
380,000		A	2.750% due 4/1/50	240,856
500,000		A	5.400% due 4/1/53	484,514
			Duke Energy Ohio Inc., 1st Mortgage Notes:
529,000		A	3.650% due 2/1/29	527,216
20,000		A	5.650% due 4/1/53	20,140

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Electric — 2.7% — (continued)
			Duke Energy Progress LLC, 1st Mortgage Notes:
$130,000		A	3.450% due 3/15/29	$128,578
43,000		A	5.250% due 3/15/33	45,129
81,000		A	4.150% due 12/1/44	69,115
67,000		A	2.900% due 8/15/51	43,131
			Edison International:
142,000		BB	Junior Subordinated Notes, 8.125% (5-Year CMT Index + 3.864%) due 6/15/53(f)	147,650
180,000		BB+	Senior Unsecured Notes, 6.950% due 11/15/29	193,798
781,000		BB+	Emera Inc., Junior Subordinated Notes, 6.750% (3-Month USD-LIBOR + 5.440%) due 6/15/76(f)	787,549
770,000		BBB-	Emera US Finance LP, Company Guaranteed Notes, 2.639% due 6/15/31	707,838
			Enel Finance International NV, Company Guaranteed Notes:
450,000		BBB	5.000% due 9/30/35(a)	449,787
310,000		BBB	5.750% due 9/30/55(a)	304,204
87,000		A	Entergy Arkansas LLC, 1st Mortgage Notes, 3.350% due 6/15/52	60,634
			Entergy Corp., Junior Subordinated Notes:
486,000		BBB-	7.125% (5-Year CMT Index + 2.670%) due 12/1/54(f)	508,864
30,000		BBB-	5.875% (5-Year CMT Index + 2.179%) due 6/15/56(f)	30,154
			Entergy Louisiana LLC:
			1st Mortgage Notes:
25,000		A	5.150% due 9/15/34	25,865
25,000		A	2.900% due 3/15/51	16,016
615,000		A	5.650% due 4/15/56	610,589
25,000		A	Collateral Trust, 4.200% due 9/1/48	20,573
			Entergy Mississippi LLC, 1st Mortgage Notes:
370,000		A	5.000% due 9/1/33	381,772
525,000		A	5.800% due 4/15/55	533,058
			Entergy Texas Inc., 1st Mortgage Notes:
50,000		A	5.250% due 4/15/35	51,933
565,000		A	5.550% due 9/15/54	553,312
200,000	EUR	A	ESB Finance DAC, Company Guaranteed Notes, (Cost — $222,761, acquired 3/6/24), 4.000% due 10/3/28(d)	244,313
855,000		BB+	EUSHI Finance Inc., Company Guaranteed Notes, 7.625% (5-Year CMT Index + 3.136%) due 12/15/54(f)	903,085
725,000		BBB-	Evergy Inc., Junior Subordinated Notes, 6.650% (5-Year CMT Index + 2.558%) due 6/1/55(f)	749,535
			Eversource Energy, Senior Unsecured Notes:
128,000		BBB	5.450% due 3/1/28	131,416
100,000		BBB	4.450% due 12/15/30	100,649
198,101		BBB	FIEMEX Energia — Banco Actinver SA Institucion de Banca Multiple, Senior Secured Notes, 7.250% due 1/31/41	206,852
			FirstEnergy Corp., Senior Unsecured Notes:
470,000		BBB	3.900% due 7/15/27	472,428
240,000		BBB	4.850% due 7/15/47	214,478
			Florida Power & Light Co., 1st Mortgage Notes:
25,000		A+	5.650% due 2/1/37	27,060
251,000		A+	3.950% due 3/1/48	203,363
122,000		A+	2.875% due 12/4/51	79,277
			Georgia Power Co., Senior Unsecured Notes:
278,000		A	4.950% due 5/17/33	287,220
430,000		A	5.250% due 3/15/34	449,316
100,000		BBB+	Interstate Power & Light Co., Senior Unsecured Notes, 2.300% due 6/1/30	93,431
1,365,000		BBB+	ITC Holdings Corp., Senior Unsecured Notes, 5.650% due 5/9/34(a)(c)	1,439,424
75,000		BBB+	Jersey Central Power & Light Co., Senior Unsecured Notes, 5.150% due 1/15/36(a)	76,961
50,000		A	Kentucky Utilities Co., 1st Mortgage Notes, 5.850% due 8/15/55	51,469
50,000		A	Louisville Gas & Electric Co., 1st Mortgage Notes, 5.450% due 4/15/33	52,914

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Electric — 2.7% — (continued)
		MidAmerican Energy Co., 1st Mortgage Notes:
$47,000	A	3.100% due 5/1/27	$46,780
141,000	A	5.850% due 9/15/54	147,299
167,000	A	5.300% due 2/1/55	162,123
100,000	A-	National Rural Utilities Cooperative Finance Corp., Senior Unsecured Notes, 4.850% due 2/7/29	102,735
		NextEra Energy Capital Holdings Inc., Company Guaranteed Notes:
200,000	BBB+	2.750% due 11/1/29	191,892
50,000	BBB+	2.250% due 6/1/30	46,425
50,000	BBB+	5.050% due 2/28/33	51,669
50,000	BBB+	5.250% due 3/15/34	51,834
160,000	BBB	6.500% (5-Year CMT Index + 1.979%) due 8/15/55(f)	169,700
1,835,000	BBB+	Niagara Mohawk Power Corp., Senior Unsecured Notes, 5.996% due 7/3/55(a)	1,875,310
		Northern States Power Co., 1st Mortgage Notes:
211,000	A	2.900% due 3/1/50	141,401
136,000	A	2.600% due 6/1/51	85,782
62,000	A	5.100% due 5/15/53	58,302
		NRG Energy Inc.:
		Company Guaranteed Notes:
205,000	BB	5.750% due 1/15/28	205,095
380,000	BB	5.250% due 6/15/29(a)	381,635
		Senior Secured Notes:
80,000	BBB-	4.734% due 10/15/30(a)	80,806
977,000	BBB-	5.407% due 10/15/35(a)	988,080
		Ohio Power Co., Senior Unsecured Notes:
113,000	BBB+	2.600% due 4/1/30	106,796
89,000	BBB+	5.000% due 6/1/33	91,124
66,000	BBB+	4.000% due 6/1/49	51,814
438,000	BBB+	2.900% due 10/1/51	276,997
		Oncor Electric Delivery Co. LLC:
25,000	A	1st Mortgage Notes, 2.700% due 11/15/51	15,300
		Senior Secured Notes:
50,000	A	4.550% due 9/15/32	50,669
50,000	A	5.650% due 11/15/33	53,663
50,000	A	4.950% due 9/15/52	45,681
		Pacific Gas & Electric Co., 1st Mortgage Notes:
500,000	BBB	5.450% due 6/15/27	508,534
124,000	BBB	5.000% due 6/4/28	126,374
2,090,000	BBB	4.550% due 7/1/30	2,104,250
89,000	BBB	2.500% due 2/1/31	81,422
1,020,000	BBB	5.050% due 10/15/32	1,040,123
136,000	BBB	6.150% due 1/15/33	146,205
179,000	BBB	6.400% due 6/15/33	195,125
111,000	BBB	6.950% due 3/15/34	125,176
100,000	BBB	4.500% due 7/1/40	88,874
50,000	BBB	3.300% due 8/1/40	38,782
50,000	BBB	4.950% due 7/1/50	43,317
90,000	BBB	3.500% due 8/1/50	62,214
28,000	BBB	6.750% due 1/15/53	30,292
55,000	BBB	6.700% due 4/1/53	59,470
55,000	BBB	6.000% due 5/1/56	54,322
		PacifiCorp, 1st Mortgage Notes:
50,000	BBB+	5.450% due 2/15/34	51,394
25,000	BBB+	5.750% due 4/1/37	25,564
890,000	BBB+	5.800% due 1/15/55	848,307

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Electric — 2.7% — (continued)
		PECO Energy Co., 1st Mortgage Notes:
$46,000	A	3.050% due 3/15/51	$30,850
74,000	A	4.600% due 5/15/52	64,545
91,000	A	4.375% due 8/15/52	76,320
		PG&E Corp.:
		Junior Subordinated Notes:
1,480,000	B	7.375% (5-Year CMT Index + 3.883%) due 3/15/55(f)	1,532,753
225,000	B	6.850% (5-Year CMT Index + 3.225%) due 9/15/56(f)	226,026
		Senior Secured Notes:
145,000	BB	5.000% due 7/1/28	144,715
180,000	BB	5.250% due 7/1/30	180,250
100,000	AAA	PG&E Recovery Funding LLC, Senior Secured Notes, 5.231% due 6/1/42	103,189
		PPL Electric Utilities Corp., 1st Mortgage Notes:
25,000	A+	5.000% due 5/15/33	25,859
25,000	A+	4.850% due 2/15/34	25,592
25,000	A+	5.250% due 5/15/53	24,117
860,000	BBB	PSEG Power LLC, Senior Unsecured Notes, 5.750% due 5/15/35(a)	901,789
270,000	A	Public Service Co. of Colorado, 1st Mortgage Notes, 2.700% due 1/15/51	166,656
102,000	A	Public Service Co. of New Hampshire, 1st Mortgage Notes, 5.150% due 1/15/53	96,490
		Public Service Electric & Gas Co., 1st Mortgage Notes:
199,000	A	3.200% due 5/15/29	195,455
185,000	A	4.900% due 12/15/32	191,551
350,000	A-	Puget Sound Energy Inc., Senior Secured Notes, 5.685% due 6/15/54	355,143
200,000	Ba2(b)	Saavi Energia Sarl, Senior Unsecured Notes, 8.875% due 2/10/35	221,050
		San Diego Gas & Electric Co., 1st Mortgage Notes:
370,000	A	3.320% due 4/15/50	259,485
120,000	A	5.350% due 4/1/53	114,367
		Sempra:
		Junior Subordinated Notes:
905,000	BBB-	6.625% (5-Year CMT Index + 2.354%) due 4/1/55(f)	923,268
61,000	BBB-	6.375% (5-Year CMT Index + 2.632%) due 4/1/56(f)	62,470
25,000	BBB	Senior Unsecured Notes, 3.800% due 2/1/38	21,854
		Southern California Edison Co.:
		1st Mortgage Notes:
310,000	BBB+	5.300% due 3/1/28	317,402
208,000	BBB+	5.650% due 10/1/28	215,883
199,000	BBB+	5.950% due 11/1/32	213,482
619,000	BBB+	5.200% due 6/1/34	629,600
752,000	BBB+	5.450% due 3/1/35	773,938
60,000	BBB+	3.650% due 6/1/51	42,278
30,000	BBB+	5.875% due 12/1/53	29,499
850,000	BBB+	5.750% due 4/15/54	820,353
25,000	BBB+	1st Refinanced Mortgage Notes, 5.950% due 2/1/38	26,151
50,000	BBB+	System Energy Resources Inc., 1st Refinanced Mortgage Notes, 5.300% due 12/15/34	51,083
45,000	B	Talen Energy Supply LLC, Company Guaranteed Notes, 6.250% due 2/1/34(a)	45,820
		Union Electric Co., 1st Mortgage Notes:
350,000	A	5.200% due 4/1/34	365,483
51,000	A	5.450% due 3/15/53	50,250
		Virginia Electric & Power Co., Senior Unsecured Notes:
25,000	BBB+	6.000% due 5/15/37	27,033
52,000	BBB+	2.950% due 11/15/51	33,167
126,000	BBB+	5.700% due 8/15/53	125,233
15,000	BBB+	5.350% due 1/15/54	14,268
50,000	BBB+	5.600% due 9/15/55	49,084

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Electric — 2.7% — (continued)
		Vistra Operations Co. LLC:
		Company Guaranteed Notes:
$1,390,000	BB+	5.000% due 7/31/27(a)	$1,390,712
115,000	BB+	7.750% due 10/15/31(a)	121,589
		Senior Secured Notes:
117,000	BBB-	3.700% due 1/30/27(a)	116,606
451,000	BBB-	4.300% due 10/15/28(a)	451,929
871,000	BBB-	4.600% due 10/15/30(a)	876,936
210,000	BBB-	4.700% due 1/31/31(a)	211,443
710,000	BBB-	6.000% due 4/15/34(a)	752,464
1,005,000	BBB-	5.350% due 1/31/36(a)	1,012,474
		Wisconsin Power & Light Co., Senior Unsecured Notes:
25,000	A-	5.375% due 3/30/34	26,017
25,000	A-	3.650% due 4/1/50	18,636

		Total Electric	51,131,998

Electrical Components & Equipment — 0.0%@
		Emerson Electric Co., Senior Unsecured Notes:
25,000	A	2.750% due 10/15/50	16,284
25,000	A	2.800% due 12/21/51	16,232
120,000	B	Energizer Holdings Inc., Company Guaranteed Notes, 4.750% due 6/15/28(a)	119,313
85,000	BB+	EnerSys, Company Guaranteed Notes, 6.625% due 1/15/32(a)	87,813
330,000	BB	WESCO Distribution Inc., Company Guaranteed Notes, 6.625% due 3/15/32(a)	343,712

		Total Electrical Components & Equipment	583,354

Electronics — 0.1%
140,000	B+	Coherent Corp., Company Guaranteed Notes, 5.000% due 12/15/29(a)	140,192
1,130,000	BBB-	Flex Ltd., Senior Unsecured Notes, 5.375% due 11/13/35	1,144,217
		Honeywell International Inc., Senior Unsecured Notes:
100,000	A	1.100% due 3/1/27	97,480
50,000	A	5.000% due 3/1/35	51,619
25,000	A	3.812% due 11/21/47	19,959
50,000	A	2.800% due 6/1/50	33,918
25,000	A	5.250% due 3/1/54	24,101
25,000	A	5.350% due 3/1/64	24,263
210,000	BB	Imola Merger Corp., Senior Secured Notes, 4.750% due 5/15/29(a)	206,568
		Sensata Technologies Inc., Company Guaranteed Notes:
205,000	BB+	4.375% due 2/15/30(a)	201,275
80,000	BB+	3.750% due 2/15/31(a)	75,475

		Total Electronics	2,019,067

Energy — Alternate Sources — 0.0%@
200,000	Ba3(b)	FS Luxembourg Sarl, Company Guaranteed Notes, 8.625% due 6/25/33(a)	197,706
85,000	BB-	TerraForm Power Operating LLC, Company Guaranteed Notes, 4.750% due 1/15/30(a)	83,295

		Total Energy — Alternate Sources	281,001

Engineering & Construction — 0.1%
105,000	BB	AECOM, Company Guaranteed Notes, 6.000% due 8/1/33(a)	107,347
290,000	BBB-	CIMIC Finance USA Pty Ltd., Company Guaranteed Notes, 7.000% due 3/25/34(a)	319,413
120,000	BB-	Dycom Industries Inc., Company Guaranteed Notes, 4.500% due 4/15/29(a)	118,254
220,000	BB	Global Infrastructure Solutions Inc., Company Guaranteed Notes, 5.625% due 6/1/29(a)	220,813
		Jacobs Solutions Inc., Company Guaranteed Notes:
1,160,000	BBB-	4.750% due 3/3/31	1,161,759
695,000	BBB-	5.375% due 3/3/36	695,384
23,000	BB+	TopBuild Corp., Company Guaranteed Notes, 5.625% due 1/31/34(a)	23,233

		Total Engineering & Construction	2,646,203

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Entertainment — 0.2%
$120,000		B	Boyne USA Inc., Senior Unsecured Notes, 4.750% due 5/15/29(a)	$119,206
			Caesars Entertainment Inc., Senior Secured Notes:
100,000		BB-	7.000% due 2/15/30(a)	102,591
290,000		BB-	6.500% due 2/15/32(a)	294,902
50,000		B+	Churchill Downs Inc., Company Guaranteed Notes, 6.750% due 5/1/31(a)	51,556
70,000		BB	Cinemark USA Inc., Company Guaranteed Notes, 5.250% due 7/15/28(a)	70,035
			Discovery Global Holdings Inc., Company Guaranteed Notes:
270,000		BB	4.279% due 3/15/32(c)	248,063
25,000		BB	5.050% due 3/15/42	18,000
330,000		BB-	Live Nation Entertainment Inc., Company Guaranteed Notes, 4.750% due 10/15/27(a)	330,205
400,000	EUR	B-	Motion Finco Sarl, Senior Secured Notes, (Cost — $441,229, acquired 3/21/25), 7.375% due 6/15/30(d)	411,575
50,000		B	Six Flags Entertainment Corp., Company Guaranteed Notes, 7.250% due 5/15/31(a)	49,133
295,000		B	Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp., Company Guaranteed Notes, 5.250% due 7/15/29	283,943
700,000	EUR	BBB+	Universal Music Group NV, Senior Unsecured Notes, (Cost — $780,944, acquired 12/3/24), 4.000% due 6/13/31(d)	859,114
180,000		BB-	Vail Resorts Inc., Company Guaranteed Notes, 6.500% due 5/15/32(a)	186,486
			Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Company Guaranteed Notes:
340,000		BB-	7.125% due 2/15/31(a)	367,357
125,000		BB-	6.250% due 3/15/33(a)	127,726

			Total Entertainment	3,519,892

Environmental Control — 0.1%
305,000		BB	GFL Environmental Inc., Company Guaranteed Notes, 6.750% due 1/15/31(a)	320,339
			Republic Services Inc., Senior Unsecured Notes:
66,000		A-	3.375% due 11/15/27	65,633
260,000		A-	4.875% due 4/1/29	267,433
			Waste Connections Inc., Senior Unsecured Notes:
25,000		BBB+	3.050% due 4/1/50	17,284
25,000		BBB+	2.950% due 1/15/52	16,565
			Waste Management Inc., Company Guaranteed Notes:
100,000		A-	3.875% due 1/15/29	100,213
100,000		A-	4.950% due 3/15/35	102,896
50,000		A-	2.950% due 6/1/41	38,906
315,000		BB	Wrangler Holdco Corp., Company Guaranteed Notes, 6.625% due 4/1/32(a)	328,808

			Total Environmental Control	1,258,077

Food — 0.5%
90,000		BB+	Albertsons Cos Inc., Company Guaranteed Notes, 5.625% due 3/31/32(a)	90,371
			Albertsons Cos Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, Company Guaranteed Notes:
36,000		BB+	5.500% due 3/31/31(a)	36,286
35,000		BB+	5.750% due 3/31/34(a)	34,867
25,000		BBB	General Mills Inc., Senior Unsecured Notes, 3.000% due 2/1/51	16,425
200,000		Baa3(b)	Grupo Nutresa SA, Company Guaranteed Notes, 9.000% due 5/12/35(a)	230,100
597,000	GBP	B	Iceland Bondsco PLC, Senior Secured Notes, (Cost — $794,419, acquired 5/29/24), 10.875% due 12/15/27(d)	853,972
			J.M. Smucker Co. (The), Senior Unsecured Notes:
25,000		BBB	4.250% due 3/15/35	23,997
25,000		BBB	6.500% due 11/15/53	27,497
			JBS NV/JBS USA Foods Group Holdings Inc./JBS USA Food Co. Holdings, Senior Unsecured Notes:
370,000		BBB-	3.625% due 1/15/32	350,675
750,000		BBB-	5.500% due 1/15/36	771,109

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Food — 0.5% — (continued)
$50,000		BBB-	4.375% due 2/2/52	$39,566
225,000		BBB-	6.500% due 12/1/52	237,971
80,000		BBB-	6.375% due 4/15/66	81,529
			Kraft Heinz Foods Co., Company Guaranteed Notes:
25,000		BBB	6.875% due 1/26/39	28,219
25,000		BBB	6.500% due 2/9/40	27,215
50,000		BBB	5.200% due 7/15/45	45,853
75,000		BBB	4.375% due 6/1/46	61,654
50,000		BBB	4.875% due 10/1/49	43,177
			Kroger Co. (The), Senior Unsecured Notes:
50,000		BBB	5.000% due 9/15/34	50,849
25,000		BBB	3.875% due 10/15/46	19,883
25,000		BBB	4.450% due 2/1/47	21,436
25,000		BBB	5.400% due 1/15/49	24,297
25,000		BBB	3.950% due 1/15/50	19,410
850,000		BBB	5.500% due 9/15/54	822,379
75,000		BB+	Lamb Weston Holdings Inc., Company Guaranteed Notes, 4.125% due 1/31/30(a)	72,767
			Mars Inc.:
230,000		A	Company Guaranteed Notes, 3.200% due 4/1/30(a)	223,698
			Senior Unsecured Notes:
70,000		A	5.000% due 3/1/32(a)	72,558
2,560,000		A	5.200% due 3/1/35(a)	2,651,427
1,845,000		A	5.700% due 5/1/55(a)	1,872,337
235,000		BB	Post Holdings Inc., Senior Secured Notes, 6.250% due 2/15/32(a)	242,052
			Sysco Corp., Company Guaranteed Notes:
25,000		BBB	5.950% due 4/1/30	26,622
100,000		BBB	6.000% due 1/17/34	109,178
25,000		BBB	4.450% due 3/15/48	21,581
25,000		BBB	3.150% due 12/14/51	16,932
25,000		BBB	Tyson Foods Inc., Senior Unsecured Notes, 5.100% due 9/28/48	23,546

			Total Food	9,291,435

			International Paper Co., Senior Unsecured Notes:
25,000		BBB	6.000% due 11/15/41	26,091
25,000		BBB	4.800% due 6/15/44	22,382
25,000		BBB	4.350% due 8/15/48	20,536
50,000		BBB-	Suzano Austria GmbH, Company Guaranteed Notes, 3.750% due 1/15/31	47,627

			Total Forest Products & Paper	116,636

Gas — 0.2%
1,000,000	EUR	BBB	APA Infrastructure Ltd., (Cost — $1,003,784, acquired 5/31/24), Company Guaranteed Notes, 2.000% due 7/15/30(d)	1,132,967
92,000		A-	Atmos Energy Corp., Senior Unsecured Notes, 4.125% due 10/15/44	79,499
790,000		BBB+	Brooklyn Union Gas Co. (The), Senior Unsecured Notes, 6.388% due 9/15/33(a)	858,516
			CenterPoint Energy Resources Corp., Senior Unsecured Notes:
108,000		BBB+	5.250% due 3/1/28	110,983
52,000		BBB+	1.750% due 10/1/30	46,930
25,000		BBB-	National Fuel Gas Co., Senior Unsecured Notes, 5.500% due 3/15/30	26,034
			NiSource Inc.:
115,000		BBB-	Junior Subordinated Notes, 6.950% (5-Year CMT Index + 2.451%) due 11/30/54(f)	120,306
			Senior Unsecured Notes:
75,000		BBB+	3.490% due 5/15/27	74,638
61,000		BBB+	5.250% due 3/30/28	62,572
153,000		BBB+	3.600% due 5/1/30	150,220
50,000		BBB+	5.350% due 7/15/35	51,686
25,000		BBB+	5.850% due 4/1/55	25,231

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Gas — 0.2% — (continued)
		Piedmont Natural Gas Co., Inc., Senior Unsecured Notes:
$90,000	BBB+	3.500% due 6/1/29	$88,839
96,000	BBB+	2.500% due 3/15/31	88,616
109,000	BBB+	3.350% due 6/1/50	76,027
50,000	A	Southern California Gas Co., 1st Mortgage Notes, 5.450% due 6/15/35	52,759
490,000	A-	Southern Co. Gas Capital Corp., Company Guaranteed Notes, 5.750% due 9/15/33	524,524
55,000	BBB+	Southwest Gas Corp., Senior Unsecured Notes, 5.450% due 3/23/28	56,558
75,000	A	Spire Missouri Inc., 1st Mortgage Notes, 4.800% due 2/15/33	76,762

		Total Gas	3,703,667

Healthcare — Products — 0.5%
		Abbott Laboratories, Senior Unsecured Notes:
2,535,000	AA-	4.650% due 3/15/36	2,537,021
50,000	AA-	4.750% due 11/30/36	50,445
75,000	AA-	4.900% due 11/30/46	71,134
1,485,000	AA-	5.500% due 3/15/56	1,493,929
60,000	BBB+	Agilent Technologies Inc., Senior Unsecured Notes, 2.300% due 3/12/31	54,853
160,000	BB	Avantor Funding Inc., Company Guaranteed Notes, 4.625% due 7/15/28(a)	158,731
22,000	B	Bausch + Lomb Corp., Senior Secured Notes, 8.375% due 10/1/28(a)	22,825
		Baxter International Inc., Senior Unsecured Notes:
100,000	BBB-	2.272% due 12/1/28	94,593
25,000	BBB-	3.132% due 12/1/51	15,602
25,000	A-	Boston Scientific Corp., Senior Unsecured Notes, 4.700% due 3/1/49	23,049
		Danaher Corp., Senior Unsecured Notes:
25,000	A-	2.600% due 10/1/50	15,505
25,000	A-	2.800% due 12/10/51	16,057
25,000	A-	DH Europe Finance II Sarl, Company Guaranteed Notes, 3.400% due 11/15/49	18,268
200,000	BBB	GE HealthCare Technologies Inc., Senior Unsecured Notes, 4.150% due 12/15/28	201,185
140,000	BB+	Hologic Inc., Company Guaranteed Notes, 3.250% due 2/15/29(a)	139,358
1,505,000	BBB-	Medline Borrower LP, Senior Secured Notes, 3.875% due 4/1/29(a)	1,480,787
575,000	BBB-	Medline Borrower LP/Medline Co.-Issuer Inc., Senior Secured Notes, 6.250% due 4/1/29(a)	593,486
		Medtronic Inc., Company Guaranteed Notes:
50,000	A	4.375% due 3/15/35	49,520
50,000	A	4.625% due 3/15/45	46,447
		Solventum Corp., Senior Unsecured Notes:
430,000	BBB	5.450% due 3/13/31	451,632
590,000	BBB	5.600% due 3/23/34	616,618
465,000	BBB	5.900% due 4/30/54	464,980
		Stryker Corp., Senior Unsecured Notes:
25,000	BBB+	4.625% due 3/15/46	22,686
25,000	BBB+	2.900% due 6/15/50	16,652
		Thermo Fisher Scientific Inc., Senior Unsecured Notes:
164,000	A-	2.000% due 10/15/31	147,635
200,000	A-	5.086% due 8/10/33	208,886
545,000	A-	4.902% due 2/12/36	554,986

		Total Healthcare — Products	9,566,870

Healthcare — Services — 0.6%
		Aetna Inc., Senior Unsecured Notes:
25,000	BBB	6.625% due 6/15/36	27,894
25,000	BBB	4.750% due 3/15/44	21,946
		Centene Corp., Senior Unsecured Notes:
50,000	BBB-	4.250% due 12/15/27	49,724
50,000	BBB-	2.450% due 7/15/28	47,156
100,000	BBB-	4.625% due 12/15/29	97,679

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Healthcare — Services — 0.6% — (continued)
$50,000	BBB-	3.375% due 2/15/30	$46,413
50,000	BBB-	3.000% due 10/15/30	45,061
50,000	BBB-	2.500% due 3/1/31	43,430
110,000	BB	Charles River Laboratories International Inc., Company Guaranteed Notes, 3.750% due 3/15/29(a)	105,634
		Cigna Group (The):
		Company Guaranteed Notes:
100,000	A-	3.400% due 3/1/27	99,660
930,000	A-	4.375% due 10/15/28	940,005
50,000	A-	4.800% due 8/15/38	48,499
50,000	A-	4.800% due 7/15/46	44,909
25,000	A-	3.875% due 10/15/47	19,492
25,000	A-	4.900% due 12/15/48	22,519
		Senior Unsecured Notes:
100,000	A-	5.250% due 1/15/36	102,797
50,000	A-	3.400% due 3/15/50	35,460
50,000	A-	3.400% due 3/15/51	35,278
25,000	A-	5.600% due 2/15/54	24,520
100,000	A-	City of Hope, Senior Secured Notes, 5.623% due 11/15/43	101,837
		CommonSpirit Health, Senior Secured Notes:
50,000	AA	3.817% due 10/1/49	38,920
95,000	A-	3.910% due 10/1/50	73,100
100,000	AA	Corewell Health Obligated Group, Senior Unsecured Notes, 3.487% due 7/15/49	75,645
		DaVita Inc., Company Guaranteed Notes:
255,000	BB-	4.625% due 6/1/30(a)	249,571
425,000	BB-	6.750% due 7/15/33(a)	441,523
50,000	AA-	Duke University Health System Inc., Senior Unsecured Notes, 3.920% due 6/1/47	41,846
		Elevance Health Inc., Senior Unsecured Notes:
97,000	A-	4.550% due 3/1/48	84,190
25,000	A-	3.125% due 5/15/50	16,719
25,000	A-	3.600% due 3/15/51	18,048
25,000	A-	4.550% due 5/15/52	21,005
66,000	A-	6.100% due 10/15/52	68,563
50,000	A-	5.700% due 9/15/55	49,454
200,000	BB-	Encompass Health Corp., Company Guaranteed Notes, 4.750% due 2/1/30	199,068
140,000	A	Franciscan Missionaries of Our Lady Health System Inc., Secured Notes, 3.914% due 7/1/49	110,409
		HCA Inc., Company Guaranteed Notes:
200,000	BBB-	5.200% due 6/1/28	205,080
90,000	BBB-	5.875% due 2/1/29	93,841
104,000	BBB-	4.125% due 6/15/29	104,186
805,000	BBB-	3.500% due 9/1/30	780,296
286,000	BBB-	4.600% due 11/15/32	286,692
25,000	BBB-	5.125% due 6/15/39	24,426
60,000	BBB-	5.250% due 6/15/49	55,103
178,000	BBB-	3.500% due 7/15/51	122,986
150,000	BBB-	6.000% due 4/1/54	150,314
64,000	BBB-	5.950% due 9/15/54	63,749
50,000	BBB-	6.200% due 3/1/55	51,425
41,000	AA	Hoag Memorial Hospital Presbyterian, Unsecured Notes, 3.803% due 7/15/52	32,435
		Humana Inc., Senior Unsecured Notes:
50,000	BBB	3.950% due 3/15/27	49,969
25,000	BBB	5.875% due 3/1/33	26,190
25,000	BBB	5.950% due 3/15/34	26,252
25,000	BBB	3.950% due 8/15/49	18,414
25,000	BBB	5.500% due 3/15/53	22,560

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Healthcare — Services — 0.6% — (continued)
		IQVIA Inc., Company Guaranteed Notes:
$200,000	BB	5.000% due 10/15/26(a)	$200,177
325,000	BB	6.250% due 6/1/32(a)	334,733
100,000	AA-	Kaiser Foundation Hospitals, Company Guaranteed Notes, 4.875% due 4/1/42	98,384
88,000	A+	Mount Nittany Medical Center Obligated Group, Unsecured Notes, 3.799% due 11/15/52	67,804
90,000	Aa2(b)	Nationwide Children’s Hospital Inc., Unsecured Notes, 4.556% due 11/1/52	80,560
90,000	AA-	Presbyterian Healthcare Services, Unsecured Notes, 4.875% due 8/1/52	82,699
110,000	AA-	Queen’s Health Systems (The), Secured Notes, 4.810% due 7/1/52	101,494
240,000	AA	Roche Holdings Inc., Company Guaranteed Notes, 2.607% due 12/13/51(a)	151,030
65,000	Aa2(b)	Seattle Children’s Hospital, Unsecured Notes, 2.719% due 10/1/50	41,945
		Tenet Healthcare Corp., Senior Secured Notes:
610,000	BB	4.625% due 6/15/28	609,509
470,000	BB	6.125% due 6/15/30	479,965
		UnitedHealth Group Inc., Senior Unsecured Notes:
50,000	A+	2.950% due 10/15/27	49,453
100,000	A+	3.850% due 6/15/28	100,136
100,000	A+	4.250% due 1/15/29	101,132
490,000	A+	4.650% due 1/15/31	501,054
100,000	A+	2.300% due 5/15/31	91,364
50,000	A+	4.500% due 4/15/33	49,957
100,000	A+	5.150% due 7/15/34	103,386
165,000	A+	5.300% due 6/15/35	172,478
25,000	A+	5.800% due 3/15/36	26,896
50,000	A+	3.500% due 8/15/39	42,013
25,000	A+	2.750% due 5/15/40	18,883
153,000	A+	3.750% due 10/15/47	117,703
25,000	A+	4.250% due 6/15/48	20,669
375,000	A+	3.700% due 8/15/49	282,113
224,000	A+	3.250% due 5/15/51	153,590
50,000	A+	4.750% due 5/15/52	43,614
885,000	A+	5.050% due 4/15/53	806,366
950,000	A+	5.625% due 7/15/54	938,032
85,000	A+	5.950% due 6/15/55	88,091
120,000	A+	3.875% due 8/15/59	87,517
50,000	A+	3.125% due 5/15/60	30,948
65,000	A+	4.950% due 5/15/62	56,778
53,000	A+	5.200% due 4/15/63	48,084

		Total Healthcare — Services	11,740,449

Home Builders — 0.1%
1,485,000	BB	Century Communities Inc., Company Guaranteed Notes, 6.625% due 9/15/33(a)	1,510,119
10,000	BBB	Lennar Corp., Company Guaranteed Notes, 4.750% due 11/29/27	10,094
60,000	BB-	LGI Homes Inc., Company Guaranteed Notes, 8.750% due 12/15/28(a)	62,639
25,000	BBB	Sekisui House US Inc., Company Guaranteed Notes, 6.000% due 1/15/43	23,912

		Total Home Builders	1,606,764

Home Furnishings — 0.0%@
240,000	BB	Somnigroup International Inc., Company Guaranteed Notes, 4.000% due 4/15/29(a)	233,371

Household Products/Wares — 0.0%@
165,000	B	ACCO Brands Corp., Company Guaranteed Notes, 4.250% due 3/15/29(a)	152,132
25,000	A	Kimberly-Clark Corp., Senior Unsecured Notes, 3.200% due 7/30/46	18,386

		Total Household Products/Wares	170,518

Housewares — 0.1%
105,000	BB	Central Garden & Pet Co., Company Guaranteed Notes, 4.125% due 10/15/30	101,404

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Housewares — 0.1% — (continued)
		Newell Brands Inc., Senior Unsecured Notes:
$375,000	B+	6.625% due 9/15/29	$381,144
105,000	B+	6.375% due 5/15/30	105,410
250,000	B-	Scotts Miracle-Gro Co. (The), Company Guaranteed Notes, 4.500% due 10/15/29	247,457

		Total Housewares	835,415

Insurance — 1.4%
		Aflac Inc., Senior Unsecured Notes:
25,000	A-	3.600% due 4/1/30	24,650
25,000	A-	4.750% due 1/15/49	22,351
		Allianz SE, Subordinated Notes:
1,000,000	A+	6.350% (5-Year CMT Index + 3.232%) due 9/6/53(a)(f)	1,075,229
1,000,000	A+	5.600% (5-Year CMT Index + 2.771%) due 9/3/54(a)(f)	1,026,698
		Allstate Corp. (The), Senior Unsecured Notes:
25,000	BBB+	1.450% due 12/15/30	22,075
25,000	BBB+	5.250% due 3/30/33	26,125
25,000	BBB+	4.200% due 12/15/46	20,693
25,000	BBB+	3.850% due 8/10/49	19,265
		American International Group Inc., Senior Unsecured Notes:
50,000	A-	5.125% due 3/27/33	51,588
83,000	A-	4.750% due 4/1/48	74,641
		Aon Corp., Company Guaranteed Notes:
22,000	A-	4.500% due 12/15/28	22,333
49,000	A-	3.750% due 5/2/29	48,612
38,000	A-	2.800% due 5/15/30	36,065
50,000	A-	Aon Corp./Aon Global Holdings PLC, Company Guaranteed Notes, 5.350% due 2/28/33	52,346
		Aon North America Inc., Company Guaranteed Notes:
50,000	A-	5.450% due 3/1/34	52,193
50,000	A-	5.750% due 3/1/54	49,442
25,000	A-	Arch Capital Group Ltd., Senior Unsecured Notes, 3.635% due 6/30/50	18,689
		Arthur J. Gallagher & Co., Senior Unsecured Notes:
25,000	BBB	5.450% due 7/15/34	25,940
25,000	BBB	3.500% due 5/20/51	17,391
25,000	BBB	5.750% due 3/2/53	24,331
25,000	BBB	5.750% due 7/15/54	24,579
805,000	BBB	Aspen Insurance Holdings Ltd., Senior Unsecured Notes, 5.750% due 7/1/30	845,002
25,000	A	Assured Guaranty US Holdings Inc., Company Guaranteed Notes, 3.150% due 6/15/31	23,609
		Athene Global Funding:
1,065,000	A+	Secured Notes, 5.033% due 7/17/30(a)	1,072,327
1,250,000	A+	Senior Secured Notes, 5.543% due 8/22/35(a)	1,246,465
		Athene Holding Ltd., Senior Unsecured Notes:
25,000	A-	6.150% due 4/3/30	26,209
25,000	A-	3.500% due 1/15/31	23,612
25,000	A-	5.875% due 1/15/34	25,427
50,000	A-	6.250% due 4/1/54	46,813
		Berkshire Hathaway Finance Corp., Company Guaranteed Notes:
25,000	AA	1.450% due 10/15/30	22,598
50,000	AA	2.875% due 3/15/32	47,173
25,000	AA	5.750% due 1/15/40	27,594
25,000	AA	4.400% due 5/15/42	23,147
50,000	AA	4.200% due 8/15/48	42,192
460,000	AA	4.250% due 1/15/49	390,047
50,000	AA	2.850% due 10/15/50	32,414
25,000	AA	2.500% due 1/15/51	15,103
75,000	AA	3.850% due 3/15/52	58,324

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Insurance — 1.4% — (continued)
$25,000	AA	Berkshire Hathaway Inc., Senior Unsecured Notes, 4.500% due 2/11/43	$23,537
25,000	BBB	Brighthouse Financial Inc., Senior Unsecured Notes, 5.625% due 5/15/30	25,244
		Brown & Brown Inc., Senior Unsecured Notes:
25,000	BBB-	4.500% due 3/15/29	25,143
25,000	BBB-	2.375% due 3/15/31	22,488
50,000	BBB-	6.250% due 6/23/55	51,119
		Chubb INA Holdings LLC, Company Guaranteed Notes:
25,000	A	1.375% due 9/15/30	22,321
25,000	A	4.150% due 3/13/43	22,044
50,000	A	3.050% due 12/15/61	31,417
930,000	BBB+	Cincinnati Financial Corp., Senior Unsecured Notes, 6.125% due 11/1/34	1,007,047
25,000	A-	CNA Financial Corp., Senior Unsecured Notes, 5.500% due 6/15/33	26,132
		Corebridge Financial Inc.:
140,000	BBB-	Junior Subordinated Notes, 6.875% (5-Year CMT Index + 3.846%) due 12/15/52(f)	143,097
		Senior Unsecured Notes:
50,000	BBB+	3.650% due 4/5/27	49,755
50,000	BBB+	3.850% due 4/5/29	49,474
25,000	BBB+	6.050% due 9/15/33	26,690
25,000	BBB+	5.750% due 1/15/34	25,969
25,000	BBB+	4.350% due 4/5/42	21,349
25,000	BBB+	4.400% due 4/5/52	19,992
		Corebridge Global Funding, Senior Secured Notes:
1,080,000	A+	4.550% due 1/9/31(a)	1,084,323
106,000	A+	4.900% due 8/21/32(a)	106,896
		Equitable Holdings Inc., Senior Unsecured Notes:
17,000	A-	4.350% due 4/20/28	17,097
25,000	A-	5.594% due 1/11/33	26,058
17,000	A-	5.000% due 4/20/48	15,097
		Everest Reinsurance Holdings Inc., Senior Unsecured Notes:
25,000	BBB+	3.500% due 10/15/50	17,572
25,000	BBB+	3.125% due 10/15/52	16,002
		Fairfax Financial Holdings Ltd., Senior Unsecured Notes:
25,000	A-	6.000% due 12/7/33	26,729
25,000	A-	6.350% due 3/22/54	25,940
25,000	BBB	Fidelity National Financial Inc., Senior Unsecured Notes, 3.400% due 6/15/30	23,976
615,000	AA-	Guardian Life Insurance Co. of America (The), Subordinated Notes, 4.850% due 1/24/77(a)	520,676
		Hartford Insurance Group Inc. (The), Senior Unsecured Notes:
98,000	A-	5.950% due 10/15/36	106,469
4,000	A-	4.300% due 4/15/43	3,550
120,000	B+	HUB International Ltd., Senior Secured Notes, 7.250% due 6/15/30(a)	123,881
25,000	BBB	Jackson Financial Inc., Senior Unsecured Notes, 3.125% due 11/23/31	22,813
25,000	BBB-	Kemper Corp., Senior Unsecured Notes, 3.800% due 2/23/32	23,087
		Lincoln National Corp., Senior Unsecured Notes:
25,000	BBB+	3.800% due 3/1/28	24,783
25,000	BBB+	3.050% due 1/15/30	23,796
		Loews Corp., Senior Unsecured Notes:
25,000	A	3.200% due 5/15/30	24,144
1,030,000	A	4.940% due 4/1/36	1,029,153
25,000	A	Manulife Financial Corp., Senior Unsecured Notes, 5.375% due 3/4/46	24,963
		Markel Group Inc., Senior Unsecured Notes:
25,000	BBB	3.350% due 9/17/29	24,344
25,000	BBB	5.000% due 4/5/46	22,997
		Marsh & McLennan Cos., Inc., Senior Unsecured Notes:
290,000	A-	2.250% due 11/15/30	266,285
25,000	A-	5.450% due 3/15/53	24,110
25,000	A-	5.700% due 9/15/53	25,016

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Insurance — 1.4% — (continued)
		MetLife Inc.:
$540,000	BBB	Junior Subordinated Notes, 6.400% due 12/15/36	$565,246
		Senior Unsecured Notes:
50,000	A-	5.375% due 7/15/33	52,727
25,000	A-	6.375% due 6/15/34	27,915
25,000	A-	5.700% due 6/15/35	26,734
25,000	A-	4.125% due 8/13/42	21,328
25,000	A-	4.875% due 11/13/43	23,203
25,000	A-	4.050% due 3/1/45	20,697
25,000	A-	5.000% due 7/15/52	22,595
25,000	A-	5.250% due 1/15/54	23,530
1,243,000	BBB	Subordinated Notes, 5.850% (5-Year CMT Index + 1.817%) due 3/15/56(f)	1,234,144
980,000	AA-	New York Life Insurance Co., Subordinated Notes, 5.875% due 5/15/33(a)	1,049,724
		Northwestern Mutual Life Insurance Co. (The), Subordinated Notes:
1,590,000	AA-	3.450% due 3/30/51(a)	1,142,814
510,000	AA-	6.170% due 5/29/55(a)	550,692
25,000	BBB+	Old Republic International Corp., Senior Unsecured Notes, 3.850% due 6/11/51	18,111
1,405,000	A	Omnis Funding Trust, Senior Unsecured Notes, 6.722% due 5/15/55(a)	1,466,548
610,000	BBB	PartnerRe Finance B LLC, Company Guaranteed Notes, 4.500% (5-Year CMT Index + 3.815%) due 10/1/50(f)	592,040
		Principal Financial Group Inc., Company Guaranteed Notes:
25,000	A-	3.700% due 5/15/29	24,778
25,000	A-	2.125% due 6/15/30	22,968
25,000	A-	5.375% due 3/15/33	26,175
25,000	A-	5.500% due 3/15/53	24,192
		Progressive Corp. (The), Senior Unsecured Notes:
25,000	A	3.200% due 3/26/30	24,301
50,000	A	3.000% due 3/15/32	46,431
25,000	A	4.950% due 6/15/33	25,813
25,000	A	4.200% due 3/15/48	20,926
25,000	A	3.950% due 3/26/50	19,747
25,000	A	3.700% due 3/15/52	18,776
		Protective Life Corp., Senior Unsecured Notes:
755,000	A-	4.700% due 1/15/31(a)	763,517
740,000	A-	5.350% due 12/15/35(a)	754,069
		Prudential Financial Inc.:
875,000	BBB+	Junior Subordinated Notes, 3.700% (5-Year CMT Index + 3.035%) due 10/1/50(f)	817,019
		Senior Unsecured Notes:
25,000	A	3.878% due 3/27/28	25,033
25,000	A	2.100% due 3/10/30	23,398
50,000	A	5.750% due 7/15/33	54,485
25,000	A	5.700% due 12/14/36	26,445
25,000	A	3.000% due 3/10/40	19,534
50,000	A	3.905% due 12/7/47	38,733
25,000	A	3.935% due 12/7/49	19,312
50,000	A	4.350% due 2/25/50	41,089
50,000	A	3.700% due 3/13/51	36,646
25,000	A	Reinsurance Group of America Inc., Senior Unsecured Notes, 6.000% due 9/15/33	26,755
600,000	BBB+	RenaissanceRe Holdings Ltd., Senior Unsecured Notes, 5.750% due 6/5/33	632,445
		RGA Global Funding, Secured Notes:
1,035,000	AA-	4.600% due 11/25/30(a)	1,043,504
990,000	AA-	5.050% due 12/6/31(a)	1,017,506
555,000	AA	Transatlantic Holdings Inc., Senior Unsecured Notes, 8.000% due 11/30/39	698,681
		Unum Group, Senior Unsecured Notes:
500,000	BBB	4.046% due 8/15/41(a)	415,899
25,000	BBB	4.125% due 6/15/51	18,581

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Insurance — 1.4% — (continued)
		Willis North America Inc., Company Guaranteed Notes:
$25,000	BBB+	4.500% due 9/15/28	$25,171
25,000	BBB+	2.950% due 9/15/29	23,909
25,000	BBB+	5.900% due 3/5/54	24,910
25,000	A-	WR Berkley Corp., Senior Unsecured Notes, 3.550% due 3/30/52	17,822

		Total Insurance	25,602,485

Internet — 0.6%
200,000	A+	Alibaba Group Holding Ltd., Senior Unsecured Notes, 5.250% due 5/26/35	210,076
		Alphabet Inc., Senior Unsecured Notes:
100,000	AA+	4.100% due 11/15/30	100,941
50,000	AA+	4.700% due 11/15/35	50,645
680,000	AA+	4.800% due 2/15/36	691,500
50,000	AA+	5.350% due 11/15/45	50,271
50,000	AA+	5.500% due 2/15/46	50,937
50,000	AA+	2.050% due 8/15/50	27,645
50,000	AA+	5.450% due 11/15/55	49,734
1,280,000	AA+	5.650% due 2/15/56	1,313,214
50,000	AA+	2.250% due 8/15/60	26,305
50,000	AA+	5.700% due 11/15/75	50,008
		Amazon.com Inc., Senior Unsecured Notes:
200,000	AA	3.300% due 4/13/27	199,388
50,000	AA	4.100% due 11/20/30	50,391
100,000	AA	2.100% due 5/12/31	91,166
100,000	AA	3.600% due 4/13/32	97,491
50,000	AA	4.650% due 11/20/35	50,305
50,000	AA	3.875% due 8/22/37	46,327
50,000	AA	2.875% due 5/12/41	38,443
50,000	AA	4.950% due 12/5/44	48,539
75,000	AA	3.100% due 5/12/51	50,996
75,000	AA	3.950% due 4/13/52	59,527
50,000	AA	5.450% due 11/20/55	49,291
50,000	AA	2.700% due 6/3/60	28,345
50,000	AA	3.250% due 5/12/61	32,159
25,000	AA	4.100% due 4/13/62	19,371
50,000	AA	5.550% due 11/20/65	48,991
25,000	BBB+	eBay Inc., Senior Unsecured Notes, 3.650% due 5/10/51	18,585
		Meta Platforms Inc., Senior Unsecured Notes:
100,000	AA-	4.200% due 11/15/30	100,950
100,000	AA-	4.600% due 11/15/32	101,783
450,000	AA-	4.750% due 8/15/34	457,558
2,023,000	AA-	4.875% due 11/15/35	2,042,710
485,000	AA-	5.500% due 11/15/45	479,756
225,000	AA-	4.450% due 8/15/52	185,307
260,000	AA-	5.400% due 8/15/54	246,977
2,160,000	AA-	5.625% due 11/15/55	2,115,944
115,000	AA-	4.650% due 8/15/62	93,614
25,000	A	Netflix Inc., Senior Unsecured Notes, 4.900% due 8/15/34	25,794
		Uber Technologies Inc., Senior Unsecured Notes:
50,000	BBB	4.150% due 1/15/31	49,831
650,000	BBB	4.800% due 9/15/34	651,371
640,000	BBB	4.800% due 9/15/35	637,498
		Wayfair LLC, Senior Secured Notes:
110,000	BB-	7.250% due 10/31/29(a)	113,751
150,000	BB-	6.750% due 11/15/32(a)	152,997

		Total Internet	11,006,432

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Investment Companies — 0.3%
		Ares Capital Corp., Senior Unsecured Notes:
$50,000	BBB	2.875% due 6/15/28	$47,721
320,000	BBB	5.875% due 3/1/29	326,090
845,000	BBB	5.500% due 9/1/30	838,361
785,000	BBB	5.100% due 1/15/31	766,678
25,000	BBB	5.800% due 3/8/32	24,933
		Ares Strategic Income Fund, Senior Unsecured Notes:
865,000	BBB-	5.700% due 3/15/28	872,353
50,000	BBB-	5.800% due 9/9/30(a)	49,732
50,000	BBB-	6.200% due 3/21/32	50,270
		Blackstone Private Credit Fund, Senior Unsecured Notes:
50,000	BBB-	3.250% due 3/15/27	49,176
25,000	BBB-	6.250% due 1/25/31(a)	25,183
50,000	BBB-	6.000% due 11/22/34	48,491
25,000	Baa2(b)	Blackstone Secured Lending Fund, Senior Unsecured Notes, 2.850% due 9/30/28	23,436
1,045,000	BBB-	Blue Owl Capital Corp., Senior Unsecured Notes, 5.950% due 3/15/29(c)	1,041,721
		Blue Owl Credit Income Corp., Senior Unsecured Notes:
25,000	BBB-	7.750% due 9/16/27	25,484
25,000	BBB-	7.750% due 1/15/29	25,967
		FS KKR Capital Corp., Senior Unsecured Notes:
25,000	Baa3(b)	3.125% due 10/12/28	22,778
25,000	Baa3(b)	6.125% due 1/15/30(c)	24,037
200,000	Aa3(b)	Gaci First Investment Co., Company Guaranteed Notes, (Cost — $204,022, acquired 3/14/23), 5.250% due 10/13/32(d)	206,737
25,000	BBB-	Golub Capital BDC Inc., Senior Unsecured Notes, 6.000% due 7/15/29	25,117
75,000	BB-	Icahn Enterprises LP/Icahn Enterprises Finance Corp., Senior Secured Notes, 5.250% due 5/15/27	73,932

		Total Investment Companies	4,568,197

Iron/Steel — 0.1%
25,000	BBB	ArcelorMittal SA, Senior Unsecured Notes, 6.750% due 3/1/41	27,899
60,000	BB+	Big River Steel LLC/BRS Finance Corp., Senior Secured Notes, 6.625% due 1/31/29(a)	60,405
		Cleveland-Cliffs Inc., Company Guaranteed Notes:
145,000	Ba3(b)	6.875% due 11/1/29(a)	149,472
60,000	B+	6.750% due 4/15/30(a)	60,963
135,000	Ba3(b)	4.875% due 3/1/31(a)	128,194
75,000	BB+	Commercial Metals Co., Senior Unsecured Notes, 5.750% due 11/15/33(a)	76,565
		Nucor Corp., Senior Unsecured Notes:
25,000	A-	6.400% due 12/1/37	28,337
25,000	A-	3.850% due 4/1/52	19,470
25,000	A-	2.979% due 12/15/55	15,983
25,000	BBB+	Reliance Inc., Senior Unsecured Notes, 2.150% due 8/15/30	22,908
25,000	BBB	Steel Dynamics Inc., Senior Unsecured Notes, 3.250% due 10/15/50	17,176
60,000	BB+	United States Steel Corp., Senior Unsecured Notes, 6.875% due 3/1/29	60,140
		Vale Overseas Ltd., Company Guaranteed Notes:
25,000	BBB	6.875% due 11/21/36	28,663
13,000	BBB	6.875% due 11/10/39	14,901
50,000	BBB	6.400% due 6/28/54	52,412
25,000	BBB	Vale SA, Senior Unsecured Notes, 5.625% due 9/11/42	25,488

		Total Iron/Steel	788,976

Leisure Time — 0.3%
20,000	BB	Acushnet Co., Company Guaranteed Notes, 5.625% due 12/1/33(a)	20,405
95,000	BBB-	Amer Sports Co., Senior Secured Notes, 6.750% due 2/16/31(a)	99,171
2,715,000	BB+	Carnival Corp., Company Guaranteed Notes, 6.125% due 2/15/33(a)	2,812,216

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Leisure Time — 0.3% — (continued)
$40,000	B+	NCL Corp., Ltd., Senior Unsecured Notes, 5.875% due 1/15/31(a)	$40,431
		Royal Caribbean Cruises Ltd., Senior Unsecured Notes:
130,000	BBB	5.625% due 9/30/31(a)	134,082
320,000	BBB	6.250% due 3/15/32(a)	333,838
1,950,000	BBB	6.000% due 2/1/33(a)	2,017,546
630,000	BBB	5.250% due 2/27/38	631,261
210,000	BB	Viking Cruises Ltd., Senior Unsecured Notes, 5.875% due 10/15/33(a)	214,324

		Total Leisure Time	6,303,274

Lodging — 0.2%
1,200,000	EURB+	Essendi SA, Senior Secured Notes, (Cost — $1,437,987, acquired 10/20/25), 5.500% due 11/15/31(d)	1,470,231
		Hilton Domestic Operating Co., Inc., Company Guaranteed Notes:
270,000	BB+	3.625% due 2/15/32(a)	251,783
245,000	BB+	5.875% due 3/15/33(a)	252,340
		Las Vegas Sands Corp., Senior Unsecured Notes:
525,000	BB+	5.625% due 6/15/28	538,062
685,000	BB+	6.200% due 8/15/34	724,247
155,000	BBB	Marriott International Inc., Senior Unsecured Notes, 5.300% due 5/15/34	161,287
305,000	BB-	MGM Resorts International, Company Guaranteed Notes, 6.125% due 9/15/29	313,591
200,000	BBB-	Sands China Ltd., Senior Unsecured Notes, 2.300% due 3/8/27	196,436
160,000	B	Station Casinos LLC, Company Guaranteed Notes, 4.500% due 2/15/28(a)	159,451

		Total Lodging	4,067,428

Machinery — Construction & Mining — 0.0%@
45,000	BB-	BWX Technologies Inc., Company Guaranteed Notes, 4.125% due 6/30/28(a)	44,567
250,000	A	Caterpillar Financial Services Corp., Senior Unsecured Notes, 3.700% due 1/10/28	250,789
		Caterpillar Inc., Senior Unsecured Notes:
50,000	A	3.803% due 8/15/42	42,796
25,000	A	3.250% due 9/19/49	18,243
50,000	A	3.250% due 4/9/50	36,418
170,000	BB	Terex Corp., Company Guaranteed Notes, 5.000% due 5/15/29(a)	170,243

		Total Machinery — Construction & Mining	563,056

Machinery — Diversified — 0.1%
220,000	BB-	Chart Industries Inc., Senior Secured Notes, 7.500% due 1/1/30(a)	228,843
185,000	BBB+	CNH Industrial Capital LLC, Company Guaranteed Notes, 4.550% due 4/10/28	186,928
		Deere & Co., Senior Unsecured Notes:
75,000	A	5.450% due 1/16/35	80,097
50,000	A	3.900% due 6/9/42	44,180
25,000	A	3.750% due 4/15/50	20,118
90,000	BB+	Esab Corp., Company Guaranteed Notes, 6.250% due 4/15/29(a)	92,363
		John Deere Capital Corp., Senior Unsecured Notes:
100,000	A	1.750% due 3/9/27	98,093
100,000	A	4.550% due 6/5/30	102,502
		Otis Worldwide Corp., Senior Unsecured Notes:
29,000	BBB	5.250% due 8/16/28	29,940
210,000	BBB	2.565% due 2/15/30	198,575

		Total Machinery — Diversified	1,081,639

Media — 1.2%
		CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
645,000	BB-	4.500% due 8/15/30(a)	615,639
165,000	BB-	4.750% due 2/1/32(a)	153,501
815,000	BB-	4.500% due 5/1/32	746,414
405,000	BB-	4.500% due 6/1/33(a)	362,288
2,370,000	BB-	4.250% due 1/15/34(a)(c)	2,066,011

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Media — 1.2% — (continued)
		Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
$175,000	BBB-	4.200% due 3/15/28	$174,967
1,425,000	BBB-	6.100% due 6/1/29	1,494,113
1,830,000	BBB-	2.800% due 4/1/31	1,666,833
280,000	BBB-	6.550% due 6/1/34	297,961
25,000	BBB-	6.384% due 10/23/35	26,130
50,000	BBB-	5.850% due 12/1/35	50,355
50,000	BBB-	3.500% due 3/1/42	35,400
92,000	BBB-	5.750% due 4/1/48	80,250
315,000	BBB-	4.800% due 3/1/50	240,467
451,000	BBB-	3.900% due 6/1/52	297,523
718,000	BBB-	3.850% due 4/1/61	435,244
101,000	BBB-	3.950% due 6/30/62	61,818
		Comcast Corp., Company Guaranteed Notes:
45,000	A-	1.950% due 1/15/31	40,706
188,000	A-	1.500% due 2/15/31	166,179
182,000	A-	4.800% due 5/15/33	185,801
25,000	A-	3.200% due 7/15/36	21,713
365,000	A-	3.900% due 3/1/38	324,781
20,000	A-	3.250% due 11/1/39	15,985
27,000	A-	4.750% due 3/1/44	24,285
153,000	A-	3.969% due 11/1/47	118,042
20,000	A-	4.000% due 3/1/48	15,451
43,000	A-	3.999% due 11/1/49	32,558
60,000	A-	3.450% due 2/1/50	41,353
149,000	A-	2.887% due 11/1/51	90,067
1,051,000	A-	4.049% due 11/1/52	789,482
700,000	A-	6.050% due 5/15/55(c)	717,373
889,000	A-	2.937% due 11/1/56	519,018
79,000	A-	2.650% due 8/15/62	41,163
400,000	A-	2.987% due 11/1/63	223,338
765,000	A-	5.500% due 5/15/64	705,330
100,000	CCC+	DISH DBS Corp., Senior Secured Notes, 5.250% due 12/1/26(a)	97,228
205,000	B	DISH Network Corp., Senior Secured Notes, 11.750% due 11/15/27(a)	212,335
321,000	Baa3(b)	FactSet Research Systems Inc., Senior Unsecured Notes, 3.450% due 3/1/32	294,323
		Gray Media Inc., Senior Secured Notes:
95,000	B+	10.500% due 7/15/29(a)	101,865
65,000	B+	7.250% due 8/15/33(a)	67,165
		iHeartCommunications Inc., Senior Secured Notes:
65,000	CCC+	9.125% due 5/1/29(a)	57,912
70,000	CCC+	7.750% due 8/15/30(a)	55,733
		News Corp.:
335,000	BBB-	Company Guaranteed Notes, 5.125% due 2/15/32(a)	333,734
1,982,000	BBB-	Senior Unsecured Notes, 3.875% due 5/15/29(a)	1,934,268
220,000	BB+	Nexstar Media Inc., Company Guaranteed Notes, 5.625% due 7/15/27(a)	220,172
		Paramount Global, Company Guaranteed Notes:
42,000	BB+	5.850% due 9/1/43	31,155
43,000	BB+	5.250% due 4/1/44	28,829
34,000	BB+	4.900% due 8/15/44	22,102
50,000	BB+	4.600% due 1/15/45	31,306
48,000	BB+	4.950% due 5/19/50	30,355
		Sinclair Television Group Inc., Senior Secured Notes:
43,000	B-	4.375% due 12/31/32(a)	34,630
65,000	B+	8.125% due 2/15/33(a)	67,730

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Media — 1.2% — (continued)
			Sirius XM Radio LLC, Company Guaranteed Notes:
$380,000		BB+	4.000% due 7/15/28(a)	$371,210
320,000		BB+	4.125% due 7/1/30(a)	302,449
			TEGNA Inc., Company Guaranteed Notes:
150,000		BB+	4.625% due 3/15/28	149,651
155,000		BB+	5.000% due 9/15/29	154,957
50,000		BBB-	Time Warner Cable Enterprises LLC, Senior Secured Notes, 8.375% due 7/15/33	58,489
			Time Warner Cable LLC, Senior Secured Notes:
25,000		BBB-	6.550% due 5/1/37	25,777
25,000		BBB-	7.300% due 7/1/38	27,072
25,000		BBB-	6.750% due 6/15/39	25,636
2,202,000		BBB-	5.500% due 9/1/41	1,973,737
100,000		B+	Univision Communications Inc., Senior Secured Notes, 7.375% due 6/30/30(a)	100,082
115,000		B+	Virgin Media Secured Finance PLC, Senior Secured Notes, 4.500% due 8/15/30(a)	104,924
			Walt Disney Co. (The), Company Guaranteed Notes:
200,000		A	3.700% due 3/23/27	200,149
100,000		A	2.200% due 1/13/28	97,713
100,000		A	2.650% due 1/13/31	94,759
50,000		A	6.200% due 12/15/34	56,560
25,000		A	6.400% due 12/15/35	28,479
50,000		A	3.500% due 5/13/40	42,421
50,000		A	2.750% due 9/1/49	32,328
100,000		A	3.600% due 1/13/51	75,198
1,590,000	EUR	B+	Ziggo BV, Senior Secured Notes, (Cost — $1,773,638, acquired 12/3/25), 2.875% due 1/15/30(d)	1,795,713

			Total Media	22,215,685

Mining — 0.2%
380,000		BBB	Anglo American Capital PLC, Company Guaranteed Notes, 2.625% due 9/10/30(a)	354,985
			Barrick North America Finance LLC, Company Guaranteed Notes:
25,000		BBB+	5.700% due 5/30/41	26,006
25,000		BBB+	5.750% due 5/1/43	25,997
			BHP Billsiton Finance USA Ltd., Company Guaranteed Notes:
25,000		A1(b)	5.250% due 9/8/30	26,261
50,000		A1(b)	5.250% due 9/8/33	52,503
25,000		A1(b)	4.125% due 2/24/42	22,052
25,000		A1(b)	5.000% due 9/30/43	24,288
25,000		A1(b)	5.500% due 9/8/53	25,240
50,000		A1(b)	5.750% due 9/5/55	52,257
			Freeport-McMoRan Inc., Company Guaranteed Notes:
25,000		BBB-	4.125% due 3/1/28	25,002
290,000		BBB-	4.625% due 8/1/30	293,514
25,000		BBB-	5.450% due 3/15/43	24,750
1,055,000		BBB+	Glencore Funding LLC, Company Guaranteed Notes, 5.634% due 4/4/34(a)	1,116,960
25,000		BBB-	Kinross Gold Corp., Senior Unsecured Notes, 6.250% due 7/15/33	27,501
			Newmont Corp., Company Guaranteed Notes:
61,000		BBB+	2.600% due 7/15/32	56,130
108,000		BBB+	5.875% due 4/1/35	117,529
25,000		A	Rio Tinto Finance USA Ltd., Company Guaranteed Notes, 2.750% due 11/2/51	15,878
			Rio Tinto Finance USA PLC, Company Guaranteed Notes:
100,000		A	4.875% due 3/14/30	103,338
50,000		A	5.000% due 3/9/33	51,966
25,000		A	4.750% due 3/22/42	23,816
25,000		A	4.125% due 8/21/42	21,959
25,000		A	5.125% due 3/9/53	23,750
1,370,000		A	5.750% due 3/14/55	1,424,147

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Mining — 0.2% — (continued)
			Southern Copper Corp., Senior Unsecured Notes:
$25,000		BBB+	6.750% due 4/16/40	$28,731
25,000		BBB+	5.250% due 11/8/42	24,606
25,000		BBB-	Yamana Gold Inc., Company Guaranteed Notes, 2.630% due 8/15/31	22,911

			Total Mining	4,012,077

Miscellaneous Manufacturers — 0.1%
			3M Co., Senior Unsecured Notes:
25,000		BBB+	4.000% due 9/14/48	20,259
50,000		BBB+	3.250% due 8/26/49	35,045
25,000		BBB+	3.700% due 4/15/50	18,891
120,000		BB-	Avient Corp., Senior Unsecured Notes, 7.125% due 8/1/30(a)	123,752
65,000		BB+	Axon Enterprise Inc., Senior Unsecured Notes, 6.125% due 3/15/30(a)	67,171
			Eaton Corp., Company Guaranteed Notes:
115,000		A-	4.150% due 11/2/42	102,386
25,000		A-	4.700% due 8/23/52	22,933
			Entegris Inc.:
235,000		BB-	Company Guaranteed Notes, 5.950% due 6/15/30(a)	239,875
1,100,000		BB	Senior Secured Notes, 4.750% due 4/15/29(a)	1,101,763
			Parker-Hannifin Corp., Senior Unsecured Notes:
100,000		BBB+	4.250% due 9/15/27	100,681
25,000		BBB+	4.000% due 6/14/49	20,540
218,000		BBB	Textron Inc., Senior Unsecured Notes, 3.900% due 9/17/29	216,977
120,000		BB+	Trinity Industries Inc., Company Guaranteed Notes, 7.750% due 7/15/28(a)	123,540

			Total Miscellaneous Manufacturers	2,193,813

Multi-National — 0.4%
200,000		AAA	African Development Bank, Senior Unsecured Notes, 4.125% due 1/22/36	201,858
1,245,000		Baa2(b)	African Export-Import Bank (The), Senior Unsecured Notes, 3.798% due 5/17/31(a)	1,132,091
			Asian Development Bank, Senior Unsecured Notes:
200,000		AAA	2.500% due 11/2/27	197,095
100,000		AAA	4.375% due 1/14/28	101,746
200,000		AAA	3.750% due 4/25/28	201,417
200,000		AAA	3.625% due 8/28/29	201,180
200,000		AAA	3.875% due 9/28/32	201,935
200,000		AAA	4.250% due 1/14/36	204,337
200,000		AAA	Asian Infrastructure Investment Bank (The), Senior Unsecured Notes, 4.500% due 1/16/30	207,331
			Banque Ouest Africaine de Developpement, Senior Unsecured Notes:
500,000		Baa1(b)	5.000% due 7/27/27(a)	499,740
1,100,000		Baa1(b)	4.700% due 10/22/31(a)	1,033,602
1,000,000	EUR	Baa1(b)	(Cost — $899,756, acquired 5/30/24), 2.750% due 1/22/33(d)	1,017,275
			European Investment Bank, Senior Unsecured Notes:
200,000		AAA	4.375% due 3/19/27	201,865
400,000		AAA	3.750% due 11/15/29	404,049
200,000		AAA	4.500% due 3/14/30	207,626
200,000		AAA	3.750% due 3/13/31	201,745
300,000		AAA	4.125% due 2/13/34	306,180
200,000		AAA	4.625% due 2/12/35	210,586
200,000		AAA	4.250% due 2/8/36	204,355
			Inter-American Development Bank, Senior Unsecured Notes:
400,000		AAA	4.375% due 7/17/34	413,699
200,000		AAA	4.125% due 1/23/36	201,859

			Total Multi-National	7,551,571

Office/Business Equipment — 0.0%@
25,000		BBB-	CDW LLC/CDW Finance Corp., Company Guaranteed Notes, 3.250% due 2/15/29	24,171

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Oil & Gas — 1.7%
			Aker BP ASA, Senior Unsecured Notes:
$600,000	EUR	BBB	(Cost — $608,492, acquired 3/7/24), 1.125% due 5/12/29(d)	$670,992
655,000		BBB	5.800% due 10/1/54(a)	616,190
			APA Corp., Senior Unsecured Notes:
159,000		BBB-	4.250% due 1/15/30	158,018
720,000		BBB-	5.350% due 7/1/49	628,672
110,976		B+	Borr IHC Ltd./Borr Finance LLC, Senior Secured Notes, 10.000% due 11/15/28(a)	115,780
			BP Capital Markets America Inc., Company Guaranteed Notes:
110,000		A-	3.633% due 4/6/30	108,921
50,000		A-	4.812% due 2/13/33	51,274
93,000		A-	4.989% due 4/10/34	95,804
50,000		A-	2.772% due 11/10/50	31,761
100,000		A-	2.939% due 6/4/51	65,468
50,000		A-	3.001% due 3/17/52	32,890
50,000		A-	3.379% due 2/8/61	33,522
			BP Capital Markets PLC, Company Guaranteed Notes:
2,000,000		BBB	4.875% (5-Year CMT Index + 4.398%)(f)(g)	1,994,498
1,000,000		BBB	6.450% (5-Year CMT Index + 2.153%)(f)(g)	1,066,371
50,000		Baa1(b)	Canadian Natural Resources Ltd., Senior Unsecured Notes, 4.950% due 6/1/47	45,678
			Chevron USA Inc., Company Guaranteed Notes:
10,000		AA-	3.850% due 1/15/28	10,050
100,000		AA-	4.687% due 4/15/30	103,109
100,000		AA-	4.300% due 10/15/30	101,810
25,000		AA-	2.343% due 8/12/50	15,023
			Chord Energy Corp., Company Guaranteed Notes:
65,000		BB	6.000% due 10/1/30(a)	66,362
70,000		BB	6.750% due 3/15/33(a)	72,757
25,000		A+	CNOOC Petroleum North America ULC, Company Guaranteed Notes, 6.400% due 5/15/37	29,828
35,000		BB	CNX Resources Corp., Company Guaranteed Notes, 5.875% due 3/1/34(a)	35,104
150,000		B	Comstock Resources Inc., Company Guaranteed Notes, 6.750% due 3/1/29(a)	149,592
			ConocoPhillips Co., Company Guaranteed Notes:
25,000		A-	5.050% due 9/15/33	26,027
25,000		A-	6.500% due 2/1/39	28,590
25,000		A-	3.800% due 3/15/52	18,924
50,000		A-	5.300% due 5/15/53	47,480
25,000		A-	5.550% due 3/15/54	24,688
50,000		A-	4.025% due 3/15/62	37,234
25,000		A-	5.700% due 9/15/63	24,901
340,000		A-	5.650% due 1/15/65	335,325
			Continental Resources Inc., Company Guaranteed Notes:
180,000		BBB-	2.268% due 11/15/26(a)	177,492
580,000		BBB-	4.375% due 1/15/28	581,392
80,000		BBB-	5.750% due 1/15/31(a)	83,014
			Coterra Energy Inc., Senior Unsecured Notes:
950,000		BBB	3.900% due 5/15/27	949,386
150,000		BBB	4.375% due 3/15/29	151,710
295,000		BBB	5.400% due 2/15/35	304,748
621,000		BBB	5.900% due 2/15/55	618,369
			Crescent Energy Finance LLC, Company Guaranteed Notes:
180,000		BB-	9.250% due 2/15/28(a)	185,372
125,000		BB-	7.875% due 4/15/32(a)	127,416
			Devon Energy Corp., Senior Unsecured Notes:
92,000		BBB	5.875% due 6/15/28	92,029
129,000		BBB	4.500% due 1/15/30	130,265
25,000		BBB	5.200% due 9/15/34	25,641

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Oil & Gas — 1.7% — (continued)
$485,000	BBB	5.600% due 7/15/41	$486,233
10,000	BBB	4.750% due 5/15/42	9,091
640,000	BBB	5.000% due 6/15/45	585,012
95,000	BB+	Diamond Foreign Asset Co./Diamond Finance LLC, Secured Notes, 8.500% due 10/1/30(a)	101,317
		Diamondback Energy Inc., Company Guaranteed Notes:
694,000	BBB	3.500% due 12/1/29	679,783
200,000	BBB	3.125% due 3/24/31	189,838
2,000,000	NR	Diversified Gas & Oil Corp., Senior Secured Notes, 9.750% due 4/9/29(a)	1,959,881
100,000	BB	Ecopetrol SA, Senior Unsecured Notes, 8.375% due 1/19/36	102,891
220,000	A-	Eni SpA, Senior Unsecured Notes, 5.950% due 5/15/54(a)	225,784
190,000	A-	EOG Resources Inc., Senior Unsecured Notes, 4.375% due 4/15/30	192,830
		EQT Corp., Senior Unsecured Notes:
236,000	BBB-	3.900% due 10/1/27	235,761
52,000	BBB-	5.700% due 4/1/28	53,783
201,000	BBB-	5.000% due 1/15/29	205,027
462,000	BBB-	4.750% due 1/15/31	468,822
200,000	BBB-	3.625% due 5/15/31(a)	191,673
128,000	BBB-	5.750% due 2/1/34	135,622
		Equinor ASA, Company Guaranteed Notes:
50,000	AA-	3.625% due 9/10/28	50,067
50,000	AA-	3.250% due 11/18/49	35,877
25,000	AA-	3.700% due 4/6/50	19,389
		Expand Energy Corp., Company Guaranteed Notes:
10,000	BBB-	5.375% due 2/1/29	9,993
105,000	BBB-	6.750% due 4/15/29(a)	105,308
1,340,000	BBB-	5.375% due 3/15/30	1,361,455
1,515,000	BBB-	4.750% due 2/1/32	1,513,497
		Exxon Mobil Corp., Senior Unsecured Notes:
180,000	AA-	3.482% due 3/19/30	177,676
460,000	AA-	4.227% due 3/19/40	429,493
75,000	AA-	4.114% due 3/1/46	64,114
185,000	AA-	4.327% due 3/19/50	158,587
200,000	AA-	3.452% due 4/15/51	146,799
125,000	BB-	Gulfport Energy Operating Corp., Company Guaranteed Notes, 6.750% due 9/1/29(a)	129,596
1,450,000	BBB-	Harbour Energy PLC, Senior Unsecured Notes, 6.327% due 4/1/35(a)	1,510,829
75,000	AA-	Hess Corp., Senior Unsecured Notes, 5.800% due 4/1/47	78,758
210,000	BB+	Hilcorp Energy I LP/Hilcorp Finance Co., Senior Unsecured Notes, 5.750% due 2/1/29(a)	211,020
		Marathon Petroleum Corp., Senior Unsecured Notes:
25,000	BBB	5.150% due 3/1/30	25,931
25,000	BBB	6.500% due 3/1/41	27,402
260,000	BB-	Matador Resources Co., Company Guaranteed Notes, 6.500% due 4/15/32(a)	265,715
65,000	BB-	Noble Finance II LLC, Company Guaranteed Notes, 8.000% due 4/15/30(a)	67,690
		Occidental Petroleum Corp., Senior Unsecured Notes:
50,000	BB+	5.550% due 10/1/34	52,147
50,000	BB+	6.450% due 9/15/36	54,490
25,000	BB+	6.200% due 3/15/40	26,107
50,000	BB+	6.600% due 3/15/46	53,158
177,000	BBB-	Ovintiv Inc., Company Guaranteed Notes, 6.250% due 7/15/33	191,068
		Permian Resources Operating LLC, Company Guaranteed Notes:
190,000	BB+	5.875% due 7/1/29(a)	190,735
155,000	BB+	6.250% due 2/1/33(a)	160,288
		Petroleos Mexicanos, Company Guaranteed Notes:
300,000	BBB	6.840% due 1/23/30	307,695
150,000	BBB	6.700% due 2/16/32	150,570

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Oil & Gas — 1.7% — (continued)
$100,000		BBB	10.000% due 2/7/33	$117,140
530,000		BBB	7.690% due 1/23/50	483,007
100,000		BBB+	Phillips 66, Company Guaranteed Notes, 4.650% due 11/15/34	99,340
50,000		BBB+	Phillips 66 Co., Company Guaranteed Notes, 5.500% due 3/15/55	47,489
			Pioneer Natural Resources Co., Senior Unsecured Notes:
50,000		AA-	1.900% due 8/15/30	45,885
330,000		AA-	2.150% due 1/15/31	303,951
665,000		BBB-	Santos Finance Ltd., Company Guaranteed Notes, 5.750% due 11/13/35(a)	680,353
			Saudi Arabian Oil Co., Senior Unsecured Notes:
1,880,000		Aa3(b)	5.000% due 2/2/36(a)	1,883,666
880,000		Aa3(b)	6.375% due 6/2/55(a)	928,397
			Shell Finance US Inc., Company Guaranteed Notes:
220,000		A+	3.875% due 11/13/28(a)	221,421
25,000		A+	4.125% due 5/11/35	24,396
90,000		A+	4.550% due 8/12/43	82,405
140,000		A+	4.375% due 5/11/45	122,837
340,000		A+	4.000% due 5/10/46	281,454
480,000		A+	3.250% due 4/6/50	339,171
50,000		A+	3.000% due 11/26/51(a)	33,311
			SM Energy Co., Company Guaranteed Notes:
235,000		BB	6.625% due 1/15/27	235,645
275,000		BB	8.375% due 7/1/28(a)	284,360
275,000		BB	8.750% due 7/1/31(a)	288,873
			Sunoco LP, Company Guaranteed Notes:
161,000		BB+	5.625% due 3/15/31(a)	161,853
120,000		BB+	7.250% due 5/1/32(a)	126,832
185,000		BB+	Sunoco LP/Sunoco Finance Corp., Company Guaranteed Notes, 6.000% due 4/15/27	185,173
50,000		A+	TotalEnergies Capital International SA, Company Guaranteed Notes, 3.127% due 5/29/50	34,289
			TotalEnergies Capital SA, Company Guaranteed Notes:
50,000		A+	5.150% due 4/5/34	52,375
100,000		A+	4.724% due 9/10/34	102,097
25,000		A+	5.425% due 9/10/64	23,931
25,000		BBB	Valero Energy Corp., Senior Unsecured Notes, 6.625% due 6/15/37	28,137
700,000	EUR	Ba1(b)	Wintershall Dea Finance 2 BV, Company Guaranteed Notes, (Cost — $689,948, acquired 12/10/24), 3.000% (3.319% — 5-Year EUR Swap Rate)(d)(g)(j)	800,887

			Total Oil & Gas	31,686,954

Oil & Gas Services — 0.1%
95,000		BB-	Archrock Partners LP/Archrock Partners Finance Corp., Company Guaranteed Notes, 6.250% due 4/1/28(a)	95,123
100,000		BBB+	Halliburton Co., Senior Unsecured Notes, 5.000% due 11/15/45	91,994
			Kodiak Gas Services LLC, Company Guaranteed Notes:
110,000		BB-	7.250% due 2/15/29(a)	114,164
50,000		BB-	6.500% due 10/1/33(a)	51,589
400,000	EUR	B1(b)	OEG Finance PLC, Senior Secured Notes, (Cost — $437,741, acquired 12/11/24), 7.250% due 9/27/29(d)	497,914
			Schlumberger Holdings Corp.:
910,000		A	Company Guaranteed Notes, 4.850% due 5/15/33(a)(c)	928,530
171,000		A	Senior Unsecured Notes, 3.900% due 5/17/28(a)	171,243

			Total Oil & Gas Services	1,950,557

Packaging & Containers — 0.1%
			Amcor Flexibles North America Inc. North America Inc., Company Guaranteed Notes:
570,000		BBB	5.100% due 3/17/30	590,591
94,000		BBB	2.690% due 5/25/31	86,948

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Packaging & Containers — 0.1% — (continued)
		Ball Corp., Company Guaranteed Notes:
$135,000	BB+	6.000% due 6/15/29	$139,351
55,000	BB+	5.500% due 9/15/33	56,631
25,000	BBB	Berry Global Inc., Senior Secured Notes, 5.650% due 1/15/34	26,422
40,000	B+	Clydesdale Acquisition Holdings Inc., Senior Secured Notes, 6.750% due 4/15/32(a)	40,326
185,000	BB	Graphic Packaging International LLC, Company Guaranteed Notes, 6.375% due 7/15/32(a)(c)	187,624
160,000	B	Mauser Packaging Solutions Holding Co., Senior Secured Notes, 7.875% due 4/15/30(a)	163,884
85,000	B+	Owens-Brockway Glass Container Inc., Company Guaranteed Notes, 6.625% due 5/13/27(a)	85,132
		Packaging Corp. of America, Senior Unsecured Notes:
25,000	BBB	5.700% due 12/1/33	26,667
25,000	BBB	3.050% due 10/1/51	16,550
135,000	BB+	Sealed Air Corp., Company Guaranteed Notes, 4.000% due 12/1/27(a)	134,688
239,000	BBB-	Sonoco Products Co., Senior Unsecured Notes, 3.125% due 5/1/30	228,722
100,000	BB-	TriMas Corp., Company Guaranteed Notes, 4.125% due 4/15/29(a)	96,606
331,000	B	Trivium Packaging Finance BV, Senior Secured Notes, 8.250% due 7/15/30(a)	354,768
		WRKCo Inc., Company Guaranteed Notes:
50,000	BBB	3.900% due 6/1/28	49,992
25,000	BBB	4.900% due 3/15/29	25,613

		Total Packaging & Containers	2,310,515

Pharmaceuticals — 0.7%
255,000	B	1261229 BC Ltd., Senior Secured Notes, 10.000% due 4/15/32(a)	264,514
		AbbVie Inc., Senior Unsecured Notes:
100,000	A-	4.800% due 3/15/27	100,960
400,000	A-	4.800% due 3/15/29	411,073
1,430,000	A-	3.200% due 11/21/29	1,397,311
100,000	A-	4.875% due 3/15/30	103,442
180,000	A-	4.950% due 3/15/31	187,495
240,000	A-	5.050% due 3/15/34	249,207
200,000	A-	4.550% due 3/15/35	199,240
200,000	A-	4.500% due 5/14/35	198,242
145,000	A-	4.750% due 3/15/36	145,801
10,000	A-	4.875% due 11/14/48	9,248
840,000	A-	4.250% due 11/21/49	707,441
75,000	A-	5.400% due 3/15/54	73,722
50,000	BB-	AdaptHealth LLC, Company Guaranteed Notes, 4.625% due 8/1/29(a)	48,215
		Astrazeneca Finance LLC, Company Guaranteed Notes:
100,000	A+	4.900% due 3/3/30	103,725
50,000	A+	5.000% due 2/26/34	52,069
		AstraZeneca PLC, Senior Unsecured Notes:
25,000	A+	4.000% due 9/18/42	21,848
25,000	A+	4.375% due 11/16/45	22,467
25,000	A+	4.375% due 8/17/48	22,245
25,000	A+	2.125% due 8/6/50	14,311
25,000	A+	3.000% due 5/28/51	17,196
		Becton Dickinson & Co., Senior Unsecured Notes:
243,000	BBB	4.693% due 2/13/28	246,520
25,000	BBB	3.794% due 5/20/50	19,355
		Bristol-Myers Squibb Co., Senior Unsecured Notes:
273,000	A	5.100% due 2/22/31	285,649
98,000	A	4.125% due 6/15/39	90,140
50,000	A	3.550% due 3/15/42	41,066
50,000	A	4.350% due 11/15/47	42,868
50,000	A	4.550% due 2/20/48	43,829
50,000	A	4.250% due 10/26/49	41,651

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Pharmaceuticals — 0.7% — (continued)
$50,000	A	2.550% due 11/13/50	$30,297
50,000	A	3.700% due 3/15/52	37,377
898,000	A	5.550% due 2/22/54	892,470
50,000	A	3.900% due 3/15/62	36,954
		Cencora Inc., Senior Unsecured Notes:
235,000	BBB+	4.600% due 2/13/33	236,824
122,000	BBB+	4.900% due 2/13/36	122,903
		CVS Health Corp., Senior Unsecured Notes:
150,000	BBB	4.300% due 3/25/28	150,980
150,000	BBB	5.000% due 1/30/29	154,061
394,000	BBB	2.125% due 9/15/31	349,928
100,000	BBB	4.780% due 3/25/38	95,665
100,000	BBB	5.125% due 7/20/45	91,603
200,000	BBB	5.050% due 3/25/48	178,528
		Eli Lilly & Co., Senior Unsecured Notes:
595,000	A+	4.700% due 2/9/34	608,888
200,000	A+	4.600% due 8/14/34	203,145
100,000	A+	4.900% due 10/15/35	102,577
25,000	A+	3.950% due 3/15/49	20,471
25,000	A+	4.875% due 2/27/53	23,038
50,000	A+	5.000% due 2/9/54	47,021
100,000	A+	5.550% due 10/15/55	101,782
25,000	A+	4.150% due 3/15/59	20,300
25,000	A+	4.950% due 2/27/63	22,852
475,000	A+	5.100% due 2/9/64	443,159
800,000	A+	5.650% due 10/15/65	813,932
50,000	A	GlaxoSmithKline Capital Inc., Company Guaranteed Notes, 6.375% due 5/15/38	57,102
		Johnson & Johnson, Senior Unsecured Notes:
100,000	AAA	4.550% due 3/1/28	101,968
50,000	AAA	4.950% due 6/1/34	52,965
50,000	AAA	5.000% due 3/1/35	52,648
50,000	AAA	3.625% due 3/3/37	46,144
50,000	AAA	3.700% due 3/1/46	41,095
50,000	AAA	5.250% due 6/1/54	50,756
25,000	AAA	2.450% due 9/1/60	14,007
		Merck & Co., Inc.:
		Company Guaranteed Notes:
100,000	A+	3.850% due 9/15/27	100,543
100,000	A+	4.150% due 9/15/30	101,162
100,000	A+	4.950% due 9/15/35	102,597
		Senior Unsecured Notes:
25,000	A+	3.900% due 3/7/39	22,810
25,000	A+	3.600% due 9/15/42	20,694
50,000	A+	4.150% due 5/18/43	44,012
50,000	A+	3.700% due 2/10/45	40,558
50,000	A+	4.000% due 3/7/49	40,760
50,000	A+	2.450% due 6/24/50	30,166
390,000	A+	2.750% due 12/10/51	245,935
440,000	A+	5.550% due 12/4/55	441,361
50,000	A+	2.900% due 12/10/61	29,707
		Novartis Capital Corp., Company Guaranteed Notes:
100,000	AA-	3.800% due 9/18/29	100,144
100,000	AA-	4.100% due 11/5/30	100,705
100,000	AA-	4.300% due 11/5/32	100,802

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Pharmaceuticals — 0.7% — (continued)
$255,000	BB	Organon & Co./Organon Foreign Debt Co.-Issuer BV, Senior Secured Notes, 4.125% due 4/30/28(a)	$250,463
		Pfizer Inc., Senior Unsecured Notes:
160,000	A	2.625% due 4/1/30	152,367
140,000	A	1.700% due 5/28/30	128,358
25,000	A	4.000% due 12/15/36	23,719
25,000	A	3.900% due 3/15/39	22,532
100,000	A	7.200% due 3/15/39	120,841
		Pfizer Investment Enterprises Pte Ltd., Company Guaranteed Notes:
200,000	A	4.750% due 5/19/33	204,267
200,000	A	5.300% due 5/19/53	191,605
158,000	A	5.340% due 5/19/63	148,471
256,000	BBB+	Takeda Pharmaceutical Co., Ltd., Senior Unsecured Notes, 2.050% due 3/31/30	236,499
200,000	BBB+	Takeda US Financing Inc., Company Guaranteed Notes, 5.200% due 7/7/35	205,774
25,000	BB+	Utah Acquisition Sub Inc., Company Guaranteed Notes, 5.250% due 6/15/46	21,079
50,000	BB+	Viatris Inc., Company Guaranteed Notes, 4.000% due 6/22/50	34,320
50,000	A	Wyeth LLC, Company Guaranteed Notes, 5.950% due 4/1/37	54,706
		Zoetis Inc., Senior Unsecured Notes:
160,000	BBB+	5.000% due 8/17/35	163,310
25,000	BBB+	4.700% due 2/1/43	23,278
25,000	BBB+	3.950% due 9/12/47	20,652

		Total Pharmaceuticals	13,886,487

Pipelines — 1.4%
235,000	BB+	Antero Midstream Partners LP/Antero Midstream Finance Corp., Company Guaranteed Notes, 5.750% due 1/15/28(a)	235,050
155,000	B+	Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Unsecured Notes, 7.250% due 7/15/32(a)	163,980
		Buckeye Partners LP, Senior Unsecured Notes:
130,000	BB	4.125% due 12/1/27	129,605
135,000	BB	6.875% due 7/1/29(a)	140,100
		Cheniere Corpus Christi Holdings LLC, Senior Secured Notes:
72,000	BBB+	5.125% due 6/30/27	72,704
199,000	BBB+	3.700% due 11/15/29	196,367
260,000	BBB	Cheniere Energy Inc., Senior Unsecured Notes, 4.625% due 10/15/28	260,159
		Cheniere Energy Partners LP, Company Guaranteed Notes:
72,000	BBB+	4.500% due 10/1/29	72,456
143,000	BBB+	4.000% due 3/1/31	140,247
436,000	BBB+	3.250% due 1/31/32	406,797
105,000	BBB+	5.950% due 6/30/33	112,679
600,000	Baa1(b)	Columbia Pipelines Operating Co. LLC, Senior Unsecured Notes, 6.036% due 11/15/33(a)	650,304
		DT Midstream Inc., Company Guaranteed Notes:
100,000	BBB-	4.125% due 6/15/29(a)	99,349
55,000	BBB-	4.375% due 6/15/31(a)	54,263
50,000	A-	Eastern Energy Gas Holdings LLC, Senior Unsecured Notes, 6.200% due 1/15/55	53,413
		Enbridge Inc.:
		Company Guaranteed Notes:
100,000	BBB+	5.700% due 3/8/33	106,350
50,000	BBB+	2.500% due 8/1/33	43,655
25,000	BBB+	5.625% due 4/5/34	26,472
50,000	BBB+	3.400% due 8/1/51	34,969
50,000	BBB+	6.700% due 11/15/53	56,179
		Subordinated Notes:
725,000	BBB-	5.750% (5-Year CMT Index + 5.314%) due 7/15/80(f)	738,760
435,000	BBB-	8.250% (5-Year CMT Index + 3.785%) due 1/15/84(f)	468,954

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Pipelines — 1.4% — (continued)
		Energy Transfer LP:
$340,000	BBB	Company Guaranteed Notes, 5.250% due 4/15/29	$351,259
		Junior Subordinated Notes:
405,000	BB+	8.000% (5-Year CMT Index + 4.020%) due 5/15/54(f)	434,927
380,000	BB+	6.500% (5-Year CMT Index + 2.676%) due 2/15/56(f)	384,187
		Senior Unsecured Notes:
49,000	BBB	5.500% due 6/1/27	49,771
76,000	BBB	5.550% due 2/15/28	78,268
30,000	BBB	4.950% due 6/15/28	30,614
800,000	BBB	3.750% due 5/15/30	787,394
280,000	BBB	5.550% due 5/15/34	291,452
25,000	BBB	5.800% due 6/15/38	26,025
340,000	BBB	5.300% due 4/1/44	317,544
18,000	BBB	5.300% due 4/15/47	16,471
750,000	BBB	6.250% due 4/15/49	760,313
147,000	BBB	5.000% due 5/15/50	125,915
1,860,000	BBB	5.950% due 5/15/54	1,799,663
675,000	BBB	6.200% due 4/1/55	675,402
		Enterprise Products Operating LLC, Company Guaranteed Notes:
660,000	A-	4.150% due 10/16/28	666,407
50,000	A-	4.850% due 1/31/34	51,157
150,000	A-	6.650% due 10/15/34	170,836
50,000	A-	4.950% due 2/15/35	51,285
110,000	A-	5.200% due 1/15/36	113,496
250,000	A-	4.850% due 3/15/44	234,226
25,000	A-	5.100% due 2/15/45	23,999
25,000	A-	4.250% due 2/15/48	20,865
50,000	A-	4.800% due 2/1/49	45,099
50,000	A-	4.200% due 1/31/50	41,113
130,000	A-	3.700% due 1/31/51	97,810
25,000	A-	3.200% due 2/15/52	16,855
25,000	A-	3.300% due 2/15/53	17,062
180,000	A-	5.550% due 2/16/55	178,403
180,000	A-	3.950% due 1/31/60	134,725
60,000	BBB	5.375% (3-Month Term SOFR + 2.832%) due 2/15/78(f)	60,517
105,000	B	Genesis Energy LP/Genesis Energy Finance Corp., Company Guaranteed Notes, 7.750% due 2/1/28	105,220
100,000	BB-	Harvest Midstream I LP, Senior Unsecured Notes, 7.500% due 5/15/32(a)	103,864
		Hess Midstream Operations LP, Company Guaranteed Notes:
145,000	BBB-	5.875% due 3/1/28(a)	147,455
5,000	BBB-	5.125% due 6/15/28(a)	5,007
		Howard Midstream Energy Partners LLC, Senior Unsecured Notes:
70,000	BB-	7.375% due 7/15/32(a)	73,913
40,000	BB-	6.625% due 1/15/34(a)	41,412
25,000	BBB+	Kinder Morgan Energy Partners LP, Company Guaranteed Notes, 6.950% due 1/15/38	28,840
		Kinder Morgan Inc., Company Guaranteed Notes:
110,000	BBB+	5.000% due 2/1/29	113,363
170,000	BBB+	5.150% due 6/1/30	176,995
50,000	BBB+	5.550% due 6/1/45	49,486
25,000	BBB+	5.200% due 3/1/48	23,426
55,000	BBB+	3.250% due 8/1/50	37,263
82,000	BBB+	3.600% due 2/15/51	58,952
25,000	BBB+	5.450% due 8/1/52	23,758
705,000	BB+	Kinetik Holdings LP, Company Guaranteed Notes, 5.875% due 6/15/30(a)	714,562

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Pipelines — 1.4% — (continued)
		MPLX LP, Senior Unsecured Notes:
$100,000	BBB	4.125% due 3/1/27	$100,093
850,000	BBB	4.800% due 2/15/29	867,140
180,000	BBB	4.800% due 2/15/31	183,848
100,000	BBB	5.400% due 9/15/35	102,202
885,000	BBB	5.300% due 4/1/36	893,322
130,000	BBB	4.500% due 4/15/38	120,881
140,000	BBB	4.700% due 4/15/48	118,269
50,000	BBB	5.500% due 2/15/49	46,955
50,000	BBB	4.950% due 3/14/52	43,054
100,000	B+	NGL Energy Operating LLC/NGL Energy Finance Corp., Senior Secured Notes, 8.125% due 2/15/29(a)	103,769
100,000	BB-	Northriver Midstream Finance LP, Senior Secured Notes, 6.750% due 7/15/32(a)	102,893
74,000	BBB+	Northwest Pipeline LLC, Senior Unsecured Notes, 4.000% due 4/1/27	74,055
95,000	Ba1(b)	NuStar Logistics LP, Company Guaranteed Notes, 6.375% due 10/1/30	100,077
		ONEOK Inc., Company Guaranteed Notes:
200,000	BBB	5.800% due 11/1/30	212,294
165,000	BBB	6.050% due 9/1/33	177,326
25,000	BBB	5.050% due 11/1/34	25,103
25,000	BBB	5.150% due 10/15/43	23,146
100,000	BBB	5.200% due 7/15/48	91,313
25,000	BBB	4.850% due 2/1/49	21,509
50,000	BBB	3.950% due 3/1/50	37,008
25,000	BBB	4.500% due 3/15/50	20,791
105,000	BBB	6.625% due 9/1/53	111,707
25,000	BBB	ONEOK Partners LP, Company Guaranteed Notes, 6.650% due 10/1/36	27,812
150,020	B2(b)	Peru LNG Srl, Senior Unsecured Notes, 5.375% due 3/22/30(a)	146,223
100,000	BBB	Plains All American Pipeline LP/PAA Finance Corp., Senior Unsecured Notes, 5.600% due 1/15/36	102,676
500,000	B-	Prairie Acquiror LP, Senior Secured Notes, 9.000% due 8/1/29(a)	523,961
200,000	BB	Rockies Express Pipeline LLC, Senior Unsecured Notes, 4.950% due 7/15/29(a)	200,154
		Sabine Pass Liquefaction LLC, Senior Secured Notes:
46,000	BBB+	5.000% due 3/15/27	46,238
40,000	BBB+	4.200% due 3/15/28	40,189
130,300	BBB+	5.900% due 9/15/37	138,824
1,120,000	BBB-	South Bow USA Infrastructure Holdings LLC, Company Guaranteed Notes, 5.026% due 10/1/29	1,145,549
25,000	BBB+	Spectra Energy Partners LP, Company Guaranteed Notes, 4.500% due 3/15/45	21,685
		Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Company Guaranteed Notes:
110,000	B+	5.500% due 1/15/28(a)	110,220
890,000	B+	6.000% due 12/31/30(a)	902,481
		Targa Resources Corp., Company Guaranteed Notes:
72,000	BBB	6.150% due 3/1/29	76,246
130,000	BBB	4.200% due 2/1/33	126,321
50,000	BBB	6.500% due 2/15/53	53,094
		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes:
100,000	BBB	5.000% due 1/15/28	100,059
113,000	BBB	5.500% due 3/1/30	115,072
489,000	BBB	4.875% due 2/1/31	495,449
40,000	BBB	4.000% due 1/15/32	38,878
		TransCanada PipeLines Ltd., Senior Unsecured Notes:
50,000	BBB+	7.625% due 1/15/39	60,723
25,000	BBB+	5.100% due 3/15/49	24,081
420,000	BBB-	Transcanada Trust, Company Guaranteed Notes, 5.500% (SOFR + 4.416%) due 9/15/79(f)	425,542

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Pipelines — 1.4% — (continued)
			Transcontinental Gas Pipe Line Co. LLC, Senior Unsecured Notes:
$137,000		BBB+	4.000% due 3/15/28	$137,370
138,000		BBB+	4.600% due 3/15/48	120,890
			Venture Global Calcasieu Pass LLC, Senior Secured Notes:
220,000		BBB-	3.875% due 8/15/29(a)	210,808
120,000		BBB-	3.875% due 11/1/33(a)	106,885
			Venture Global LNG Inc.:
695,000		B-	Junior Subordinated Notes, 9.000% (5-Year CMT Index + 5.440%)(a)(f)(g)	607,808
			Senior Secured Notes:
200,000		BB	8.125% due 6/1/28(a)	205,322
725,000		BB	9.500% due 2/1/29(a)	777,968
330,000		BB	7.000% due 1/15/30(a)(c)	334,897
95,000		BB+	Venture Global Plaquemines LNG LLC, Senior Secured Notes, 6.500% due 1/15/34(a)	100,030
			Western Midstream Operating LP, Senior Unsecured Notes:
630,000		BBB-	4.050% due 2/1/30	622,779
100,000		BBB-	4.800% due 3/1/31	100,917
115,000		BBB-	5.250% due 2/1/50	99,945
			Williams Cos., Inc. (The), Senior Unsecured Notes:
50,000		BBB+	6.000% due 3/15/55	51,350
100,000		BBB+	5.950% due 3/15/56	101,580

			Total Pipelines	26,096,169

Private Equity — 0.1%
			Brookfield Finance Inc., Company Guaranteed Notes:
50,000		A-	3.900% due 1/25/28	49,924
25,000		A-	4.850% due 3/29/29	25,467
1,000,000		A-	5.330% due 1/15/36	999,226
50,000		A-	5.968% due 3/4/54	50,121
25,000		A-	Brookfield Finance LLC/Brookfield Finance Inc., Company Guaranteed Notes, 3.450% due 4/15/50	16,897

			Total Private Equity	1,141,635

Real Estate — 0.1%
1,000,000	EUR	BBB	Aroundtown SA, Senior Unsecured Notes, (Cost — $1,165,400, acquired 10/20/25), 3.500% due 5/13/30(d)	1,182,133
490,000	EUR	Ba1(b)	Castellum AB, Junior Subordinated Notes, (Cost — $494,518, acquired 12/4/24), 3.125% (3.454% — 5-Year EUR Swap Rate)(d)(g)(j)	576,089
675,000		BBB+	CBRE Services Inc., Company Guaranteed Notes, 4.900% due 1/15/33	683,879

			Total Real Estate	2,442,101

Real Estate Investment Trusts (REITs) — 0.9%
			Alexandria Real Estate Equities Inc., Company Guaranteed Notes:
25,000		BBB+	3.950% due 1/15/28	24,960
25,000		BBB+	4.500% due 7/30/29	25,225
25,000		BBB+	1.875% due 2/1/33	20,812
25,000		BBB+	4.750% due 4/15/35	24,374
765,000		BBB+	5.250% due 3/15/36	765,061
25,000		BBB+	3.550% due 3/15/52	18,007
370,000		BBB+	5.150% due 4/15/53	336,107
25,000		BBB+	5.625% due 5/15/54	24,209
			American Homes 4 Rent LP, Senior Unsecured Notes:
25,000		BBB	4.250% due 2/15/28	25,066
25,000		BBB	3.625% due 4/15/32	23,750
25,000		BBB	5.500% due 2/1/34	25,868
			American Tower Corp., Senior Unsecured Notes:
50,000		BBB+	3.650% due 3/15/27	49,845
100,000		BBB+	5.800% due 11/15/28	104,561

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Real Estate Investment Trusts (REITs) — 0.9% — (continued)
$86,000		BBB+	3.800% due 8/15/29	$85,350
100,000		BBB+	2.100% due 6/15/30	91,887
112,000		BBB+	1.875% due 10/15/30	101,191
106,000		BBB+	2.700% due 4/15/31	98,560
47,000		BBB+	2.300% due 9/15/31	42,328
1,865,000		NR	Arbor Realty SR Inc., Company Guaranteed Notes, 5.000% due 12/30/28(a)	1,678,683
			AvalonBay Communities Inc., Senior Unsecured Notes:
25,000		A-	3.300% due 6/1/29	24,558
25,000		A-	2.300% due 3/1/30	23,435
50,000		A-	2.050% due 1/15/32	44,525
25,000		A-	5.000% due 2/15/33	25,916
25,000		A-	5.300% due 12/7/33	26,343
			Boston Properties LP, Senior Unsecured Notes:
25,000		BBB	4.500% due 12/1/28	25,235
25,000		BBB	3.400% due 6/21/29	24,372
25,000		BBB	3.250% due 1/30/31	23,565
25,000		BBB	2.450% due 10/1/33	20,689
25,000		BBB	6.500% due 1/15/34	26,834
25,000		BBB	Brixmor Operating Partnership LP, Senior Unsecured Notes, 5.500% due 2/15/34	26,039
25,000		A-	Camden Property Trust, Senior Unsecured Notes, 4.900% due 1/15/34	25,619
			Crown Castle Inc., Senior Unsecured Notes:
109,000		BBB	5.000% due 1/11/28	110,966
113,000		BBB	3.800% due 2/15/28	112,590
69,000		BBB	3.100% due 11/15/29	66,308
83,000		BBB	2.250% due 1/15/31	75,152
66,000		BBB	2.100% due 4/1/31	58,893
80,000		BBB	2.500% due 7/15/31	72,382
25,000		BBB	CubeSmart LP, Company Guaranteed Notes, 2.500% due 2/15/32	22,461
300,000	EUR	BBB+	Digital Intrepid Holding BV, Company Guaranteed Notes, (Cost — $253,504, acquired 5/30/23), 0.625% due 7/15/31(d)	308,197
25,000		BBB+	Digital Realty Trust LP, Company Guaranteed Notes, 5.550% due 1/15/28	25,741
			EPR Properties, Senior Unsecured Notes:
25,000		BBB-	3.750% due 8/15/29	24,401
305,000		BBB-	3.600% due 11/15/31	286,591
1,100,000		BBB+	Equinix Asia Financing Corp. Pte Ltd., Company Guaranteed Notes, 4.400% due 3/15/31	1,099,687
			Equinix Inc., Senior Unsecured Notes:
130,000		BBB+	1.550% due 3/15/28	124,073
183,000		BBB+	2.000% due 5/15/28	175,502
183,000		BBB+	3.200% due 11/18/29	176,999
170,000		BBB+	2.500% due 5/15/31	155,284
			ERP Operating LP, Senior Unsecured Notes:
25,000		A-	3.500% due 3/1/28	24,844
25,000		A-	4.150% due 12/1/28	25,186
25,000		A-	3.000% due 7/1/29	24,310
25,000		A-	2.500% due 2/15/30	23,714
25,000		A-	1.850% due 8/1/31	22,336
1,331,000		BBB	Essential Properties LP, Company Guaranteed Notes, 2.950% due 7/15/31	1,230,978
			Essex Portfolio LP, Company Guaranteed Notes:
25,000		BBB+	3.625% due 5/1/27	24,940
25,000		BBB+	4.000% due 3/1/29	24,961
170,000		BBB+	5.500% due 4/1/34	177,439
			Extra Space Storage LP, Company Guaranteed Notes:
106,000		BBB+	5.700% due 4/1/28	109,520
50,000		BBB+	5.500% due 7/1/30	52,350

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Real Estate Investment Trusts (REITs) — 0.9% — (continued)
		GLP Capital LP/GLP Financing II Inc., Company Guaranteed Notes:
$87,000	BBB-	5.300% due 1/15/29	$88,885
267,000	BBB-	4.000% due 1/15/30	260,926
65,000	BBB-	4.000% due 1/15/31	62,697
86,000	BBB-	3.250% due 1/15/32	78,528
		Healthpeak OP LLC, Company Guaranteed Notes:
50,000	BBB+	3.000% due 1/15/30	47,886
25,000	BBB+	2.875% due 1/15/31	23,444
25,000	BBB-	Host Hotels & Resorts LP, Senior Unsecured Notes, 2.900% due 12/15/31	22,884
146,000	BBB	Invitation Homes Operating Partnership LP, Company Guaranteed Notes, 2.300% due 11/15/28	139,092
495,000	BB-	Iron Mountain Inc., Company Guaranteed Notes, 4.875% due 9/15/27(a)	495,088
1,530,000	BB-	Iron Mountain Information Management Services Inc., Company Guaranteed Notes, 5.000% due 7/15/32(a)	1,481,780
		Kilroy Realty LP, Company Guaranteed Notes:
25,000	BBB-	4.250% due 8/15/29	24,584
25,000	BBB-	2.650% due 11/15/33	20,495
		Kimco Realty OP LLC, Company Guaranteed Notes:
25,000	A-	3.800% due 4/1/27	25,015
50,000	A-	2.250% due 12/1/31	45,119
25,000	A-	3.200% due 4/1/32	23,535
25,000	A-	4.600% due 2/1/33	25,278
65,000	BB+	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Company Guaranteed Notes, 7.000% due 7/15/31(a)	68,538
25,000	A-	Mid-America Apartments LP, Senior Unsecured Notes, 5.000% due 3/15/34	25,500
		NNN REIT Inc., Senior Unsecured Notes:
124,000	BBB+	3.100% due 4/15/50	83,076
238,000	BBB+	3.500% due 4/15/51	172,698
		Omega Healthcare Investors Inc., Company Guaranteed Notes:
25,000	BBB-	4.750% due 1/15/28	25,261
25,000	BBB-	3.625% due 10/1/29	24,390
		Piedmont Operating Partnership LP, Company Guaranteed Notes:
153,000	BBB-	9.250% due 7/20/28	168,648
765,000	BBB-	2.750% due 4/1/32	668,242
		Prologis LP, Senior Unsecured Notes:
25,000	A	4.875% due 6/15/28	25,600
147,000	A	2.250% due 4/15/30	137,764
25,000	A	4.625% due 1/15/33	25,413
25,000	A	5.125% due 1/15/34	25,932
25,000	A	5.000% due 3/15/34	25,723
140,000	A	2.125% due 10/15/50	77,351
25,000	A	5.250% due 6/15/53	24,214
		Public Storage Operating Co., Company Guaranteed Notes:
25,000	A	1.850% due 5/1/28	23,997
25,000	A	3.385% due 5/1/29	24,706
25,000	A	2.250% due 11/9/31	22,663
25,000	A	5.100% due 8/1/33	26,107
		Realty Income Corp., Senior Unsecured Notes:
57,000	A-	3.100% due 12/15/29	55,356
74,000	A-	3.250% due 1/15/31	71,143
134,000	A-	5.125% due 2/15/34	138,984
25,000	A-	Regency Centers LP, Company Guaranteed Notes, 5.250% due 1/15/34	25,965
		RHP Hotel Properties LP/RHP Finance Corp., Company Guaranteed Notes:
265,000	BB	4.750% due 10/15/27	265,117
110,000	BB	6.500% due 4/1/32(a)	113,894

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Real Estate Investment Trusts (REITs) — 0.9% — (continued)
$170,000		BB+	SBA Communications Corp., Senior Unsecured Notes, 3.125% due 2/1/29	$163,550
			Simon Property Group LP, Senior Unsecured Notes:
50,000		A	3.375% due 6/15/27	49,779
50,000		A	3.375% due 12/1/27	49,705
50,000		A	2.450% due 9/13/29	47,560
50,000		A	2.650% due 7/15/30	47,274
25,000		A	2.200% due 2/1/31	22,838
25,000		A	2.250% due 1/15/32	22,411
25,000		A	2.650% due 2/1/32	22,832
25,000		A	5.500% due 3/8/33	26,551
25,000		A	6.250% due 1/15/34	27,682
50,000		A	3.250% due 9/13/49	35,310
25,000		A	3.800% due 7/15/50	19,337
120,000		BB-	Starwood Property Trust Inc., Senior Unsecured Notes, 7.250% due 4/1/29(a)	125,874
			UDR Inc., Company Guaranteed Notes:
25,000		BBB+	3.000% due 8/15/31	23,452
255,000		BBB+	2.100% due 8/1/32	222,380
170,000		BBB+	5.125% due 9/1/34	173,704
			Ventas Realty LP, Company Guaranteed Notes:
25,000		BBB+	4.000% due 3/1/28	25,002
25,000		BBB+	4.400% due 1/15/29	25,257
25,000		BBB+	3.000% due 1/15/30	23,980
25,000		BBB+	4.875% due 4/15/49	22,481
312,000		BBB-	VICI Properties LP, Senior Unsecured Notes, 4.750% due 2/15/28	315,251
160,000		BBB-	VICI Properties LP/VICI Notes Co., Inc., Company Guaranteed Notes, 4.500% due 1/15/28(a)	160,702
605,000		BBB-	Vornado Realty LP, Senior Unsecured Notes, 5.750% due 2/1/33	614,203
			Welltower OP LLC, Company Guaranteed Notes:
25,000		A-	2.050% due 1/15/29	23,771
25,000		A-	4.125% due 3/15/29	25,150
25,000		A-	3.100% due 1/15/30	24,186
25,000		A-	2.750% due 1/15/31	23,515
25,000		A-	2.750% due 1/15/32	23,098
			Weyerhaeuser Co., Senior Unsecured Notes:
25,000		BBB	4.000% due 11/15/29	24,899
25,000		BBB	4.000% due 3/9/52	19,371

			Total Real Estate Investment Trusts (REITs)	16,161,402

Retail — 0.3%
110,000		BB	Asbury Automotive Group Inc., Company Guaranteed Notes, 4.625% due 11/15/29(a)	108,351
50,000		BBB	AutoZone Inc., Senior Unsecured Notes, 5.400% due 7/15/34	52,268
325,000		BB+	Bath & Body Works Inc., Company Guaranteed Notes, 7.500% due 6/15/29	331,874
100,000		AA	Costco Wholesale Corp., Senior Unsecured Notes, 1.600% due 4/20/30	91,590
25,000		BBB	Dick’s Sporting Goods Inc., Senior Unsecured Notes, 4.100% due 1/15/52	18,245
25,000		BBB	Dollar General Corp., Senior Unsecured Notes, 4.125% due 4/3/50	19,910
340,000	EUR	BB+	Dufry One BV, Senior Unsecured Notes, (Cost — $402,402, acquired 7/9/25), 4.500% due 5/23/32(d)	415,403
130,000		BB+	Gap Inc. (The), Company Guaranteed Notes, 3.625% due 10/1/29(a)	123,802
55,000		BB+	Group 1 Automotive Inc., Company Guaranteed Notes, 4.000% due 8/15/28(a)	54,009
			Home Depot Inc. (The), Senior Unsecured Notes:
50,000		A	3.750% due 9/15/28	50,254
100,000		A	2.950% due 6/15/29	97,546
50,000		A	4.950% due 6/25/34	51,691
50,000		A	5.875% due 12/16/36	54,743
70,000		A	3.300% due 4/15/40	58,237
25,000		A	4.200% due 4/1/43	22,084

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Retail — 0.3% — (continued)
$25,000	A	4.875% due 2/15/44	$23,808
25,000	A	4.400% due 3/15/45	22,177
50,000	A	4.250% due 4/1/46	43,096
50,000	A	4.500% due 12/6/48	43,865
50,000	A	3.125% due 12/15/49	34,652
50,000	A	2.375% due 3/15/51	29,211
50,000	A	2.750% due 9/15/51	31,517
50,000	A	3.625% due 4/15/52	37,254
25,000	A	4.950% due 9/15/52	23,161
25,000	A	3.500% due 9/15/56	17,759
105,000	BB+	Lithia Motors Inc., Senior Unsecured Notes, 3.875% due 6/1/29(a)	101,550
		Lowe’s Cos., Inc., Senior Unsecured Notes:
405,000	BBB+	3.650% due 4/5/29	401,882
284,000	BBB+	1.700% due 10/15/30	255,510
91,000	BBB+	2.625% due 4/1/31	84,470
50,000	BBB+	4.050% due 5/3/47	40,331
50,000	BBB+	3.000% due 10/15/50	32,496
25,000	BBB+	4.250% due 4/1/52	19,994
50,000	BBB+	5.625% due 4/15/53	49,289
25,000	BBB+	4.450% due 4/1/62	19,854
		Macy’s Retail Holdings LLC, Company Guaranteed Notes:
360,000	BB+	5.875% due 3/15/30(a)(c)	361,957
95,000	BB+	6.125% due 3/15/32(a)	95,768
		McDonald’s Corp., Senior Unsecured Notes:
100,000	BBB+	3.500% due 3/1/27	99,745
25,000	BBB+	4.700% due 12/9/35	25,293
25,000	BBB+	6.300% due 3/1/38	28,088
25,000	BBB+	4.450% due 9/1/48	21,720
50,000	BBB+	3.625% due 9/1/49	37,750
425,000	BBB+	4.200% due 4/1/50	351,935
25,000	BBB+	5.150% due 9/9/52	23,611
25,000	BBB+	5.450% due 8/14/53	24,682
120,000	BB+	Nordstrom Inc., Senior Secured Notes, 4.375% due 4/1/30	115,632
115,000	BB-	Penske Automotive Group Inc., Company Guaranteed Notes, 3.750% due 6/15/29	111,289
925,000	BB-	PetSmart LLC/PetSmart Finance Corp., Senior Secured Notes, 7.500% due 9/15/32(a)	936,664
165,000	BB-	Sonic Automotive Inc., Company Guaranteed Notes, 4.625% due 11/15/29(a)	162,897
		Starbucks Corp., Senior Unsecured Notes:
50,000	BBB+	4.900% due 2/15/31	51,803
25,000	BBB+	3.750% due 12/1/47	19,459
25,000	BBB+	4.500% due 11/15/48	21,556
25,000	BBB+	4.450% due 8/15/49	21,373
25,000	BBB+	3.350% due 3/12/50	17,686
25,000	BBB+	3.500% due 11/15/50	18,122
80,000	BB-	Superior Plus LP/Superior General Partner Inc., Company Guaranteed Notes, 4.500% due 3/15/29(a)	77,780
		Target Corp., Senior Unsecured Notes:
50,000	A	4.500% due 9/15/32(c)	51,174
25,000	A	4.000% due 7/1/42	21,617
25,000	A	3.625% due 4/15/46	19,721
50,000	A	2.950% due 1/15/52	32,962
		Walmart Inc., Senior Unsecured Notes:
100,000	AA	1.800% due 9/22/31	90,225
100,000	AA	4.100% due 4/15/33	100,715
25,000	AA	6.200% due 4/15/38	28,575

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Retail — 0.3% — (continued)
$25,000	AA	3.950% due 6/28/38	$23,702
25,000	AA	5.625% due 4/15/41	27,021
25,000	AA	2.500% due 9/22/41	18,597
25,000	AA	3.625% due 12/15/47	20,045
50,000	AA	4.050% due 6/29/48	42,505
25,000	AA	2.950% due 9/24/49	17,477
50,000	AA	2.650% due 9/22/51	32,256

		Total Retail	6,013,285

Semiconductors — 0.4%
70,000	BB	Amkor Technology Inc., Company Guaranteed Notes, 5.875% due 10/1/33(a)	71,514
		Analog Devices Inc., Senior Unsecured Notes:
25,000	A-	2.800% due 10/1/41	18,851
25,000	A-	2.950% due 10/1/51	16,559
		Applied Materials Inc., Senior Unsecured Notes:
50,000	A	3.300% due 4/1/27	49,839
25,000	A	5.850% due 6/15/41	27,146
25,000	A	4.350% due 4/1/47	22,188
		Broadcom Inc.:
		Company Guaranteed Notes:
296,000	A-	4.150% due 11/15/30	297,105
50,000	A-	3.500% due 2/15/41	41,488
100,000	A-	3.750% due 2/15/51	77,225
		Senior Unsecured Notes:
170,000	A-	4.150% due 4/15/32(a)	168,451
230,000	A-	4.900% due 7/15/32	237,031
100,000	A-	3.469% due 4/15/34	92,585
1,054,000	A-	3.137% due 11/15/35(a)	921,945
234,000	A-	4.800% due 2/15/36	234,743
		Foundry JV Holdco LLC, Senior Secured Notes:
320,000	BBB	5.875% due 1/25/34(a)	334,382
2,300,000	BBB	6.200% due 1/25/37(a)	2,465,951
		Intel Corp., Senior Unsecured Notes:
100,000	BBB	4.875% due 2/10/28	101,648
100,000	BBB	2.450% due 11/15/29	94,343
100,000	BBB	4.150% due 8/5/32	97,921
735,000	BBB	3.250% due 11/15/49	482,623
100,000	BBB	4.750% due 3/25/50	83,595
100,000	BBB	4.900% due 8/5/52	84,556
50,000	BBB	5.700% due 2/10/53	47,617
25,000	BBB	5.600% due 2/21/54	23,637
64,000	BBB	5.900% due 2/10/63	61,648
		KLA Corp., Senior Unsecured Notes:
258,000	A-	4.100% due 3/15/29	259,864
50,000	A-	5.250% due 7/15/62	47,300
		Lam Research Corp., Senior Unsecured Notes:
25,000	A-	4.875% due 3/15/49	23,418
25,000	A-	3.125% due 6/15/60	16,015
		Marvell Technology Inc.:
55,000	BBB	Company Guaranteed Notes, 4.750% due 7/15/30	56,094
		Senior Unsecured Notes:
25,000	BBB	5.750% due 2/15/29	26,145
175,000	BBB	5.450% due 7/15/35	182,300

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Semiconductors — 0.4% — (continued)
		Micron Technology Inc., Senior Unsecured Notes:
$25,000	BBB	5.875% due 9/15/33	$26,910
335,000	BBB	6.050% due 11/1/35	364,071
		NVIDIA Corp., Senior Unsecured Notes:
25,000	AA-	3.500% due 4/1/40	21,568
50,000	AA-	3.500% due 4/1/50	38,207
296,000	BBB+	NXP BV/NXP Funding LLC/NXP USA Inc., Company Guaranteed Notes, 2.500% due 5/11/31	271,214
70,000	BB	ON Semiconductor Corp., Company Guaranteed Notes, 3.875% due 9/1/28(a)	68,593
		QUALCOMM Inc., Senior Unsecured Notes:
100,000	A	3.250% due 5/20/27	99,533
25,000	A	2.150% due 5/20/30	23,268
25,000	A	4.800% due 5/20/45	23,154
25,000	A	3.250% due 5/20/50	17,524
25,000	A	4.500% due 5/20/52	21,227
25,000	A	6.000% due 5/20/53	26,463
105,000	BB-	Synaptics Inc., Company Guaranteed Notes, 4.000% due 6/15/29(a)	101,399
		Texas Instruments Inc., Senior Unsecured Notes:
25,000	A+	3.875% due 3/15/39	22,612
50,000	A+	4.150% due 5/15/48	42,112
62,000	A+	5.050% due 5/18/63	56,651

		Total Semiconductors	7,990,233

Shipbuilding — 0.0%@
137,000	BBB-	Huntington Ingalls Industries Inc., Company Guaranteed Notes, 2.043% due 8/16/28	130,793

Software — 0.8%
50,000	A+	Adobe Inc., Senior Unsecured Notes, 2.300% due 2/1/30	46,910
500,000	CCC	AthenaHealth Group Inc., Senior Unsecured Notes, 6.500% due 2/15/30(a)	472,510
90,000	BBB+	Autodesk Inc., Senior Unsecured Notes, 2.850% due 1/15/30	85,783
750,000	B	Cloud Software Group Inc., Senior Secured Notes, 8.250% due 6/30/32(a)	750,697
25,000	BBB-	Concentrix Corp., Senior Unsecured Notes, 6.600% due 8/2/28(c)	25,230
55,000	B	CoreWeave Inc., Company Guaranteed Notes, 9.250% due 6/1/30(a)	53,943
115,000	BB	Elastic NV, Senior Unsecured Notes, 4.125% due 7/15/29(a)	108,321
25,000	BB+	Fair Isaac Corp., Senior Unsecured Notes, 6.000% due 5/15/33(a)	25,294
		Fidelity National Information Services Inc., Senior Unsecured Notes:
25,000	BBB	1.650% due 3/1/28	23,876
25,000	BBB	3.100% due 3/1/41	18,594
		Fiserv Inc., Senior Unsecured Notes:
25,000	BBB	5.450% due 3/2/28	25,588
25,000	BBB	5.375% due 8/21/28	25,633
25,000	BBB	4.200% due 10/1/28	25,024
100,000	BBB	3.500% due 7/1/29	97,176
25,000	BBB	2.650% due 6/1/30	23,211
50,000	BBB	4.400% due 7/1/49	39,619
		Intuit Inc., Senior Unsecured Notes:
25,000	A	1.350% due 7/15/27	24,199
25,000	A	5.125% due 9/15/28	25,743
25,000	A	1.650% due 7/15/30	22,582
900,000	A	5.500% due 9/15/53	851,900
		Microsoft Corp., Senior Unsecured Notes:
50,000	AAA	3.450% due 8/8/36	46,195
150,000	AAA	2.525% due 6/1/50	93,485
50,000	AAA	2.500% due 9/15/50	30,939
150,000	AAA	2.921% due 3/17/52	100,000
50,000	AAA	4.500% due 2/6/57	45,035
50,000	AAA	3.041% due 3/17/62	31,462

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Software — 0.8% — (continued)
		Oracle Corp., Senior Unsecured Notes:
$525,000	BBB	4.550% due 2/4/29	$526,417
100,000	BBB	2.950% due 4/1/30	93,089
1,570,000	BBB	4.450% due 9/26/30	1,543,828
600,000	BBB	2.875% due 3/25/31	545,700
46,000	BBB	6.250% due 11/9/32	48,600
238,000	BBB	4.300% due 7/8/34	218,396
100,000	BBB	5.200% due 9/26/35	96,900
3,017,000	BBB	5.700% due 2/4/36	3,020,285
37,000	BBB	3.850% due 7/15/36	31,587
200,000	BBB	3.800% due 11/15/37	164,977
88,000	BBB	5.375% due 7/15/40	80,563
500,000	BBB	3.650% due 3/25/41	371,665
330,000	BBB	6.550% due 2/4/46	322,681
111,000	BBB	4.000% due 7/15/46	77,533
91,000	BBB	4.000% due 11/15/47	62,699
280,000	BBB	3.600% due 4/1/50	175,153
60,000	BBB	3.950% due 3/25/51	39,736
317,000	BBB	5.375% due 9/27/54	257,439
232,000	BBB	4.375% due 5/15/55	160,438
25,000	BBB	6.000% due 8/3/55	22,052
1,040,000	BBB	5.950% due 9/26/55	918,441
1,475,000	BBB	6.700% due 2/4/56	1,434,425
600,000	BBB	3.850% due 4/1/60	365,515
475,000	Baa2(b)	6.850% due 2/4/66	455,391
135,000	BB	RingCentral Inc., Senior Unsecured Notes, 8.500% due 8/15/30(a)	141,882
		Roper Technologies Inc., Senior Unsecured Notes:
25,000	BBB+	2.950% due 9/15/29	23,980
80,000	BBB+	4.450% due 9/15/30	80,575
25,000	BBB+	1.750% due 2/15/31	21,976
25,000	BBB+	4.900% due 10/15/34	24,818
		Salesforce Inc., Senior Unsecured Notes:
140,000	A+	2.700% due 7/15/41	99,508
50,000	A+	2.900% due 7/15/51	30,724
25,000	A+	3.050% due 7/15/61	14,567
205,000	B+	SS&C Technologies Inc., Company Guaranteed Notes, 5.500% due 9/30/27(a)	204,853
		Synopsys Inc., Senior Unsecured Notes:
210,000	BBB	4.850% due 4/1/30	215,176
130,000	BBB	5.000% due 4/1/32	134,140
182,000	BBB	5.700% due 4/1/55	182,086
		Workday Inc., Senior Unsecured Notes:
25,000	BBB+	3.500% due 4/1/27	24,875
25,000	BBB+	3.700% due 4/1/29	24,589

		Total Software	15,376,208

Telecommunications — 1.3%
		AT&T Inc., Senior Unsecured Notes:
175,000	BBB	4.250% due 3/1/27	175,498
100,000	BBB	2.300% due 6/1/27	98,144
50,000	BBB	1.650% due 2/1/28	47,986
55,000	BBB	4.350% due 3/1/29	55,628
117,000	BBB	2.750% due 6/1/31	109,092
83,000	BBB	5.400% due 2/15/34	87,079
325,000	BBB	4.900% due 11/1/35	325,838
200,000	BBB	5.125% due 4/30/36	203,061
25,000	BBB	5.250% due 3/1/37	25,584

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Telecommunications — 1.3% — (continued)
$25,000		BBB	4.900% due 8/15/37	$24,706
25,000		BBB	4.850% due 3/1/39	24,097
80,000		BBB	5.550% due 8/15/41	80,162
73,000		BBB	4.350% due 6/15/45	61,603
132,000		BBB	4.750% due 5/15/46	116,286
238,000		BBB	4.500% due 3/9/48	200,026
270,000		BBB	3.500% due 9/15/53	184,375
1,470,000		BBB	5.700% due 11/1/54	1,427,592
2,677,000		BBB	3.550% due 9/15/55	1,815,683
190,000		BBB	6.050% due 8/15/56	193,563
52,000		BBB	3.800% due 12/1/57	36,513
432,000		BBB	3.650% due 9/15/59	291,174
18,000		BBB	3.850% due 6/1/60	12,584
500,000	GBP	BB+	British Telecommunications PLC, Company Guaranteed Notes, (Cost — $681,046, acquired 3/7/24), 8.375% (5-Year UK Government Note Generic Bid Yield + 3.820%) due 12/20/83(d)(f)	727,200
900,000	EUR	BBB	Chorus Ltd., Company Guaranteed Notes, (Cost — $1,043,806, acquired 1/13/26), 3.529% due 11/26/32(d)	1,071,459
105,000		Ba3(b)	Cipher Compute LLC, Senior Secured Notes, 7.125% due 11/15/30(a)	109,545
			Cisco Systems Inc., Senior Unsecured Notes:
100,000		AA-	4.950% due 2/26/31	104,192
50,000		AA-	5.900% due 2/15/39	54,702
50,000		AA-	5.500% due 1/15/40	52,521
25,000		AA-	5.350% due 2/26/64	23,974
505,000		B+	Colombia Telecomunicaciones SA ESP, Senior Unsecured Notes, 4.950% due 7/17/30(a)	473,541
			Corning Inc., Senior Unsecured Notes:
25,000		BBB+	5.350% due 11/15/48	24,869
25,000		BBB+	4.375% due 11/15/57	20,919
200,000		B	Digicel International Finance Ltd./Difl US LLC, Senior Secured Notes, 8.625% due 8/1/32(a)	207,967
80,000		B	EchoStar Corp., Senior Secured Notes, 10.750% due 11/30/29	87,424
370,000	EUR	BB+	Fibercop SpA, Senior Secured Notes, 1.625% due 1/18/29	420,855
63,000		BBB	Juniper Networks Inc., Senior Unsecured Notes, 2.000% due 12/10/30	56,620
1,065,000		B+	Level 3 Financing Inc., Senior Secured Notes, 7.000% due 3/31/34(a)	1,108,417
89,362	EUR	BB+	Lorca Telecom Bondsco SA, Senior Secured Notes, (Cost — $94,217, acquired 12/3/24), 4.000% due 9/18/27(d)	105,751
			Motorola Solutions Inc., Senior Unsecured Notes:
83,000		BBB	4.600% due 5/23/29	84,324
37,000		BBB	2.750% due 5/24/31	34,330
26,000		BBB	5.600% due 6/1/32	27,637
350,000		BBB-	Nokia OYJ, Senior Unsecured Notes, 6.625% due 5/15/39	380,093
			Rogers Communications Inc.:
			Company Guaranteed Notes:
100,000		BBB-	3.200% due 3/15/27	99,302
240,000		BBB-	5.300% due 2/15/34	245,366
950,000		BB	Subordinated Notes, 7.125% (5-Year CMT Index + 2.620%) due 4/15/55(f)	1,006,922
715,000	EUR	Ba3(b)	SES SA, Company Guaranteed Notes, (Cost — $810,665, acquired 6/11/25), 5.500% (5-Year EURIBOR ICE Swap + 3.232%) due 9/12/54(d)(f)	832,294
675,000		Aa2(b)	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes, 5.152% due 3/20/28(a)	679,848
150,000		BBB-	Telefonica Emisiones SA, Company Guaranteed Notes, 5.213% due 3/8/47	135,361
400,000	EUR	BB	Telefonica Europe BV, Company Guaranteed Notes, (Cost — $450,953, acquired 3/7/24), 6.135% (7-Year EUR Swap Rate + 3.347%)(d)(f)(g)	508,082
			TELUS Corp., Junior Subordinated Notes:
650,000		BB	7.000% (5-Year CMT Index + 2.709%) due 10/15/55(f)	686,185
710,000		BB	6.625% (5-Year CMT Index + 2.515%) due 6/9/56(f)	717,303

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Telecommunications — 1.3% — (continued)
			T-Mobile USA Inc., Company Guaranteed Notes:
$152,000		BBB	3.750% due 4/15/27	$151,819
110,000		BBB	2.625% due 2/15/29	105,919
300,000		BBB	3.375% due 4/15/29	294,706
80,000		BBB	2.875% due 2/15/31	75,157
100,000		BBB	3.500% due 4/15/31	96,652
290,000		BBB	2.250% due 11/15/31	260,570
330,000		BBB	2.700% due 3/15/32	300,831
199,000		BBB	5.050% due 7/15/33	205,336
50,000		BBB	5.300% due 5/15/35	51,816
100,000		BBB	4.375% due 4/15/40	91,384
100,000		BBB	3.300% due 2/15/51	68,273
100,000		BBB	3.400% due 10/15/52	68,326
250,000		BBB	5.500% due 1/15/55	239,118
50,000		BBB	5.875% due 11/15/55	50,547
100,000		BBB	5.700% due 1/15/56	98,708
			Verizon Communications Inc., Senior Unsecured Notes:
37,000		BBB+	4.016% due 12/3/29	37,068
10,000		BBB+	3.150% due 3/22/30	9,682
138,000		BBB+	1.680% due 10/30/30	123,817
145,000		BBB+	1.750% due 1/20/31	129,765
115,000		BBB+	2.550% due 3/21/31	106,447
100,000		BBB+	2.355% due 3/15/32	89,353
64,000		BBB+	5.050% due 5/9/33	66,447
101,000		BBB+	5.850% due 9/15/35	109,631
21,000		BBB+	4.272% due 1/15/36	19,984
1,990,000		BBB+	5.000% due 1/15/36	2,002,160
100,000		BBB+	5.401% due 7/2/37	102,965
143,000		BBB+	2.650% due 11/20/40	104,376
100,000		BBB+	4.000% due 3/22/50	78,817
50,000		BBB+	2.875% due 11/20/50	31,641
150,000		BBB+	3.550% due 3/22/51	108,774
705,000		BBB+	5.875% due 11/30/55	709,582
69,000		BBB+	2.987% due 10/30/56	42,096
100,000		BBB+	3.000% due 11/20/60	59,832
500,000	EUR	B+	Vmed O2 UK Financing I PLC, Senior Secured Notes, (Cost — $533,182, acquired 12/3/24), 5.625% due 4/15/32(d)	575,121
			Vodafone Group PLC, Senior Unsecured Notes:
9,000		BBB	6.150% due 2/27/37	9,932
25,000		BBB	4.875% due 6/19/49	22,320
25,000		BBB	4.250% due 9/17/50	20,108
50,000		BBB	5.750% due 6/28/54	49,370
25,000		BBB	5.875% due 6/28/64	24,685
665,000		BB	WULF Compute LLC, Senior Secured Notes, 7.750% due 10/15/30(a)	704,764
540,000	EUR	Ba2(b)	Zegona Finance PLC, Senior Secured Notes, 6.750% due 7/15/29(a)	670,224

			Total Telecommunications	23,851,400

Toys/Games/Hobbies — 0.1%
460,000		BBB	Hasbro Inc., Senior Unsecured Notes, 6.050% due 5/14/34	494,171
			Mattel Inc.:
765,000		BBB	Company Guaranteed Notes, 5.875% due 12/15/27(a)	765,180
			Senior Unsecured Notes:
515,000		BBB	5.000% due 11/17/30	523,190
595,000		BBB	5.450% due 11/1/41	563,468

			Total Toys/Games/Hobbies	2,346,009

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Transportation — 0.2%
		Burlington Northern Santa Fe LLC, Senior Unsecured Notes:
$201,000	AA-	4.150% due 12/15/48	$168,547
52,000	AA-	3.050% due 2/15/51	35,095
134,000	AA-	2.875% due 6/15/52	86,212
500,000	AA-	5.500% due 3/15/55	500,347
		Canadian National Railway Co., Senior Unsecured Notes:
25,000	A-	3.200% due 8/2/46	18,617
25,000	A-	3.650% due 2/3/48	19,460
25,000	A-	4.450% due 1/20/49	21,817
		Canadian Pacific Railway Co., Company Guaranteed Notes:
50,000	BBB+	3.000% due 12/2/41	38,318
25,000	BBB+	4.300% due 5/15/43	22,229
25,000	BBB+	4.700% due 5/1/48	22,746
25,000	BBB+	3.500% due 5/1/50	18,510
270,000	BBB+	3.100% due 12/2/51	184,529
		CSX Corp., Senior Unsecured Notes:
25,000	BBB+	4.100% due 11/15/32	24,944
25,000	BBB+	4.750% due 5/30/42	23,632
25,000	BBB+	3.800% due 11/1/46	20,079
25,000	BBB+	4.750% due 11/15/48	22,688
25,000	BBB+	3.350% due 9/15/49	18,073
25,000	BBB+	3.800% due 4/15/50	19,445
25,000	BBB+	3.950% due 5/1/50	19,878
25,000	BBB+	4.500% due 11/15/52	21,695
25,000	BBB+	4.500% due 8/1/54	21,552
25,000	BBB+	4.250% due 11/1/66	19,724
		FedEx Corp., Company Guaranteed Notes:
25,000	BBB	3.250% due 5/15/41	19,732
25,000	BBB	4.100% due 4/15/43	21,107
25,000	BBB	5.100% due 1/15/44	23,860
25,000	BBB	4.750% due 11/15/45	22,445
25,000	BBB	4.400% due 1/15/47	20,330
24,000	BBB	5.250% due 5/15/50	23,077
145,000	BB	Genesee & Wyoming Inc., Senior Secured Notes, 6.250% due 4/15/32(a)	149,653
		Norfolk Southern Corp., Senior Unsecured Notes:
46,000	BBB+	2.550% due 11/1/29	43,861
166,000	BBB+	2.300% due 5/15/31	151,605
138,000	BBB+	3.942% due 11/1/47	111,156
52,000	BBB+	3.155% due 5/15/55	34,196
100,000	BBB+	Ryder System Inc., Senior Unsecured Notes, 5.300% due 3/15/27	101,351
		Union Pacific Corp., Senior Unsecured Notes:
153,000	A-	2.800% due 2/14/32	142,493
44,000	A-	2.891% due 4/6/36	37,883
35,000	A-	4.300% due 3/1/49	29,805
138,000	A-	3.250% due 2/5/50	97,227
45,000	A-	2.950% due 3/10/52	29,289
144,000	A-	3.500% due 2/14/53	104,096
		United Parcel Service Inc., Senior Unsecured Notes:
50,000	A	4.875% due 3/3/33	52,160
50,000	A	5.150% due 5/22/34	52,672
25,000	A	6.200% due 1/15/38	28,114
25,000	A	4.250% due 3/15/49	21,063
25,000	A	3.400% due 9/1/49	18,211
25,000	A	5.300% due 4/1/50	24,320

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Transportation — 0.2% — (continued)
$100,000		A	6.050% due 5/14/65	$104,740
160,000		B+	XPO Inc., Company Guaranteed Notes, 7.125% due 6/1/31(a)	166,644
223,981		Ba1(b)	Yinson Bergenia Production BV, Senior Secured Notes, 8.498% due 1/31/45(a)	238,110

			Total Transportation	3,217,337

Trucking & Leasing — 0.2%
335,000		BBB-	Avolon Holdings Funding Ltd., Company Guaranteed Notes, 4.900% due 10/10/30(a)	339,958
1,890,000		BB	FTAI Aviation Investors LLC, Company Guaranteed Notes, 7.000% due 6/15/32(a)	1,985,657
			GATX Corp., Senior Unsecured Notes:
25,000		BBB	5.400% due 3/15/27	25,359
25,000		BBB	3.850% due 3/30/27	24,984
25,000		BBB	4.700% due 4/1/29	25,473
25,000		BBB	4.000% due 6/30/30	24,875
25,000		BBB	3.500% due 6/1/32	23,675
25,000		BBB	5.450% due 9/15/33	26,242
25,000		BBB	6.900% due 5/1/34	28,373
840,000		A-	SMBC Aviation Capital Finance DAC, Company Guaranteed Notes, 5.250% due 11/26/35(a)	854,573

			Total Trucking & Leasing	3,359,169

Water — 0.0%@
			American Water Capital Corp., Senior Unsecured Notes:
100,000		A	5.250% due 3/1/35	104,035
50,000		A	5.450% due 3/1/54	49,489
351,000	EUR	BB+	Holding d’Infrastructures des Metiers de l’Environnement SAS, Senior Unsecured Notes, (Cost — $377,179, acquired 12/5/24), 4.875% due 10/24/29(d)	433,221

			Total Water	586,745

			TOTAL CORPORATE BONDS & NOTES
			(Cost — $561,599,397)	579,738,243

MORTGAGE-BACKED SECURITIES — 25.8%

FHLMC — 6.4%
			Federal Home Loan Mortgage Corp. (FHLMC):
1,771,451			4.500% due 4/1/29 — 1/1/55	1,766,275
27,894,461			5.500% due 1/1/30 — 11/1/55	28,520,867
22,361,993			3.000% due 3/1/31 — 6/1/52	20,451,022
3,202,654			1.500% due 5/1/31 — 12/1/50	2,674,212
19,965,838			2.500% due 11/1/31 — 5/1/52	17,491,813
8,128,318			3.500% due 11/1/33 — 4/1/52	7,841,937
3,494,029			5.000% due 12/1/34 — 4/1/54	3,552,389
18,018,299			2.000% due 3/1/36 — 8/1/52	15,175,088
11,834,719			4.000% due 4/1/38 — 5/1/54	11,649,649
6,581,445			6.000% due 5/1/38 — 8/1/55	6,803,438
4,607,672			6.500% due 7/1/53 — 7/1/55	4,804,965

			Total FHLMC	120,731,655

FNMA — 12.0%
			Federal National Mortgage Association (FNMA):
32,645,680			2.500% due 11/1/27 — 7/1/61	28,693,901
32,135,241			3.000% due 12/1/27 — 9/1/61	29,407,220
13,409,756			5.500% due 12/1/27 — 1/1/56	13,685,470
8,887,376			4.500% due 3/1/29 — 5/1/53	8,866,769
9,460,463			5.000% due 3/1/29 — 2/1/56	9,616,830
12,666,503			3.500% due 7/1/29 — 6/1/52	12,074,782
1,757,000			4.690% due 5/1/30	1,812,052
4,155,000			4.330% due 6/1/30	4,251,430
6,363,848			2.590% due 9/1/30	6,065,069
3,171,747			1.500% due 6/1/31 — 8/1/51	2,817,587

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Security	Value

FNMA — 12.0% — (continued)
$8,000,000	3.670% due 7/1/33	$7,846,119
1,995,494	4.635% due 10/1/33	2,044,323
3,000,000	2.060% due 1/1/34	2,606,987
38,313	6.402% (1-Year Refinitiv USD IBOR Consumer Cash Fallbacks Term + 1.527%) due 3/1/34(f)	39,115
4,000,000	2.440% due 4/1/35	3,482,611
2,199,000	1.890% due 5/1/35	1,825,512
4,000,000	4.290% due 5/1/35	4,020,442
1,097,000	5.180% due 5/1/35	1,171,862
33,502,893	2.000% due 6/1/36 — 12/1/53	28,292,634
6,291	7.000% due 4/1/37	6,471
33,093	6.265% (1-Year Refinitiv USD IBOR Consumer Cash Fallbacks Term + 1.265%) due 5/1/37(f)	33,647
6,737,635	4.000% due 11/1/39 — 2/1/55	6,608,839
5,094,031	6.500% due 5/1/40 — 6/1/55	5,305,216
12,492,587	6.000% due 11/1/52 — 11/1/55	12,833,131
7,100,000	3.000% due 3/1/56(k)	6,422,962
15,000,000	5.000% due 3/1/56(k)	15,070,493
6,250,000	5.500% due 3/1/56(k)	6,350,198
3,050,000	6.000% due 3/1/56(k)	3,128,923

	Total FNMA	224,380,595

GNMA — 7.4%
	Government National Mortgage Association (GNMA):
9,548	6.000% due 12/15/33 — 6/15/37	9,849
222,618	5.000% due 10/15/34 — 9/15/40	229,376
14,271	5.500% due 5/15/37 — 6/15/38	14,860
22,807	6.500% due 1/15/38 — 10/15/38	24,152
32,142	4.500% due 3/15/41	32,548
284,243	4.000% due 6/15/41 — 11/15/45	283,505
	Government National Mortgage Association II (GNMA):
14,615,853	6.000% due 11/20/38 — 11/20/55	15,040,564
3,613,191	4.000% due 11/20/40 — 3/20/55	3,522,132
22,999,209	5.000% due 11/20/40 — 12/20/55	23,148,356
5,452,324	4.500% due 6/20/41 — 5/20/53	5,433,382
11,469,885	3.000% due 1/20/43 — 1/20/54	10,559,122
8,790,063	3.500% due 6/20/43 — 10/20/52	8,381,145
44,220,716	2.500% due 9/20/50 — 5/20/55	39,113,696
8,413,019	2.000% due 10/20/50 — 4/20/52	7,135,450
22,498,271	5.500% due 4/20/53 — 2/20/56	22,866,001
991,953	7.500% due 4/20/55	1,060,369
158,124	6.500% due 7/20/55 — 11/20/55	164,545
2,240,000	5.000% due 3/20/56(k)	2,248,123

	Total GNMA	139,267,175

	TOTAL MORTGAGE-BACKED SECURITIES
	(Cost — $487,253,312)	484,379,425

U.S. GOVERNMENT AGENCIES & OBLIGATIONS — 20.1%

U.S. GOVERNMENT AGENCIES — 0.0%@
150,000	Federal Farm Credit Banks Funding Corp., 1.650% due 7/23/35	120,872
300,000	Federal Home Loan Mortgage Corp., 1.500% due 10/29/32	259,189

	Total U.S. GOVERNMENT AGENCIES	380,061

U.S. GOVERNMENT OBLIGATIONS — 20.1%
	U.S. Treasury Bonds:
1,520,000	5.000% due 5/15/37	1,659,294
105,000	4.375% due 2/15/38	108,296
1,180,000	1.125% due 8/15/40	767,668

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Security	Value

U.S. GOVERNMENT OBLIGATIONS — 20.1% — (continued)
$2,480,000	1.375% due 11/15/40	$1,666,686
2,343,000	1.875% due 2/15/41	1,692,314
580,000	2.250% due 5/15/41	440,845
1,940,000	1.750% due 8/15/41	1,355,310
920,000	3.125% due 11/15/41	784,659
1,435,000	2.375% due 2/15/42	1,091,805
1,252,000	3.250% due 5/15/42	1,076,916
1,115,000	3.375% due 8/15/42	972,206
3,671,000	4.000% due 11/15/42	3,464,506
100,000	3.125% due 2/15/43	83,574
1,625,000	3.875% due 2/15/43	1,506,299
215,000	3.875% due 5/15/43	198,858
502,500	3.625% due 8/15/43	447,853
540,000	4.375% due 8/15/43	531,478
10,310,000	3.750% due 11/15/43	9,322,898
2,493,700	4.750% due 11/15/43	2,568,024
1,125,000	3.625% due 2/15/44	997,866
385,000	4.500% due 2/15/44	383,977
20,500,000	4.625% due 5/15/44	20,743,438
415,000	3.125% due 8/15/44	340,138
1,248,000	4.125% due 8/15/44	1,182,334
1,375,000	3.000% due 11/15/44	1,101,611
838,000	4.625% due 11/15/44	846,315
1,248,000	4.750% due 2/15/45	1,279,834
485,000	5.000% due 5/15/45	512,888
245,000	2.875% due 8/15/45	190,574
880,000	4.875% due 8/15/45	915,750
1,412,500	3.000% due 11/15/45	1,118,799
23,747,000	4.625% due 11/15/45	23,912,116
370,000	2.500% due 2/15/46	267,556
7,071,000	4.625% due 2/15/46	7,122,375
1,110,000	2.875% due 11/15/46	851,101
3,342,000	3.000% due 2/15/47	2,610,807
335,000	3.000% due 5/15/47	260,934
680,000	2.750% due 8/15/47	504,581
260,000	3.000% due 2/15/48	200,840
2,126,300	3.000% due 8/15/48	1,634,261
2,878,000	3.375% due 11/15/48	2,360,859
2,000,000	2.000% due 2/15/50	1,223,867
1,026,000	1.250% due 5/15/50	514,483
885,000	1.375% due 8/15/50	455,879
1,245,000	1.625% due 11/15/50	683,777
2,003,000	1.875% due 2/15/51	1,169,642
5,815,000	2.375% due 5/15/51	3,819,387
96,000	1.875% due 11/15/51	55,459
2,989,000	2.250% due 2/15/52	1,892,411
280,000	2.875% due 5/15/52	203,547
1,240,000	3.000% due 8/15/52	924,042
904,000	4.000% due 11/15/52	812,700
4,096,000	3.625% due 2/15/53	3,439,680
1,097,000	3.625% due 5/15/53	920,623
904,000	4.125% due 8/15/53	829,773
1,049,900	4.750% due 11/15/53	1,067,248
1,022,000	4.250% due 2/15/54	957,746
1,810,000	4.625% due 5/15/54	1,804,627
2,961,000	4.250% due 8/15/54	2,775,070

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Security	Value

U.S. GOVERNMENT OBLIGATIONS — 20.1% — (continued)
$4,314,000	4.500% due 11/15/54	$4,215,081
1,055,000	4.625% due 2/15/55	1,052,280
940,000	4.750% due 5/15/55	956,891
4,024,000	4.750% due 8/15/55	4,098,507
2,795,000	4.625% due 11/15/55	2,790,633
390,000	4.750% due 2/15/56	397,465
	U.S. Treasury Notes:
1,880,000	2.500% due 3/31/27	1,860,539
2,000,000	4.500% due 4/15/27	2,022,344
3,000,000	2.750% due 4/30/27	2,975,566
2,000,000	4.500% due 5/15/27	2,023,906
710,000	2.625% due 5/31/27	702,789
2,000,000	4.625% due 6/15/27	2,029,336
1,000,000	4.375% due 7/15/27	1,012,520
765,000	2.750% due 7/31/27	757,783
4,725,000	3.750% due 8/15/27	4,746,779
2,160,000	3.125% due 8/31/27	2,150,550
862,000	3.625% due 8/31/27	864,458
860,000	3.375% due 9/15/27	859,412
1,945,000	3.500% due 9/30/27	1,947,507
2,000,000	3.875% due 10/15/27	2,014,453
270,000	3.500% due 10/31/27	270,369
1,343,000	4.125% due 10/31/27	1,358,371
1,090,000	4.125% due 11/15/27	1,102,901
1,020,000	3.375% due 11/30/27	1,019,602
2,500,000	3.875% due 11/30/27	2,520,020
1,086,000	4.000% due 12/15/27	1,097,390
1,950,000	3.375% due 12/31/27	1,949,467
2,000,000	3.875% due 12/31/27	2,016,953
2,287,000	4.250% due 1/15/28	2,322,288
1,836,000	0.750% due 1/31/28	1,747,356
19,000,000	3.500% due 1/31/28	19,040,820
2,286,000	4.250% due 2/15/28	2,323,192
1,867,000	1.125% due 2/29/28	1,786,559
1,746,000	3.875% due 3/15/28	1,763,153
1,723,000	3.750% due 4/15/28	1,736,023
1,521,000	3.750% due 5/15/28	1,532,972
3,120,000	3.875% due 6/15/28	3,154,673
3,700,000	3.875% due 7/15/28	3,741,697
1,930,000	3.625% due 8/15/28	1,941,384
2,250,000	3.375% due 9/15/28	2,249,912
1,410,000	3.500% due 11/15/28	1,414,406
1,746,000	3.500% due 12/15/28	1,751,661
1,285,000	3.750% due 12/31/28	1,297,875
2,774,000	4.000% due 1/31/29	2,821,407
955,000	4.250% due 2/28/29	978,278
415,000	2.375% due 3/31/29	402,745
6,000,000	4.125% due 3/31/29	6,128,320
1,130,000	4.625% due 4/30/29	1,171,249
2,000,000	4.500% due 5/31/29	2,066,992
4,000,000	4.250% due 6/30/29	4,105,234
1,000,000	4.000% due 7/31/29	1,018,867
930,000	3.125% due 8/31/29	920,882
4,800,000	3.625% due 8/31/29	4,831,594
2,000,000	3.500% due 9/30/29	2,004,727
285,000	3.875% due 9/30/29	289,225

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Security	Value

U.S. GOVERNMENT OBLIGATIONS — 20.1% — (continued)
$930,000	4.000% due 10/31/29	$947,946
2,000,000	4.125% due 10/31/29	2,046,992
2,597,000	3.875% due 11/30/29	2,636,158
706,000	4.125% due 11/30/29	722,809
1,617,000	4.375% due 12/31/29	1,670,595
614,000	4.250% due 1/31/30	631,832
1,553,000	4.000% due 2/28/30	1,584,212
2,951,000	3.625% due 3/31/30	2,969,271
2,533,000	4.000% due 3/31/30	2,584,353
1,000,000	3.875% due 4/30/30	1,015,664
1,556,000	3.750% due 5/31/30	1,572,776
1,847,000	4.000% due 5/31/30	1,885,167
1,919,000	3.875% due 6/30/30	1,949,359
1,613,000	3.875% due 7/31/30	1,638,802
9,886,000	3.625% due 8/31/30	9,940,064
1,480,000	3.625% due 9/30/30	1,488,094
1,350,000	3.625% due 10/31/30	1,357,119
555,000	4.875% due 10/31/30	587,585
4,101,000	3.500% due 11/30/30	4,100,359
1,512,000	4.375% due 11/30/30	1,568,730
2,370,000	3.625% due 12/31/30	2,381,665
1,000,000	3.750% due 12/31/30	1,010,312
11,688,000	3.750% due 1/31/31	11,811,272
1,668,000	4.000% due 1/31/31	1,703,706
1,560,000	1.125% due 2/15/31	1,393,214
1,660,000	3.500% due 2/28/31	1,659,157
1,345,000	4.250% due 2/28/31	1,389,212
640,000	4.125% due 3/31/31	657,412
2,912,000	1.625% due 5/15/31	2,647,531
1,000,000	4.625% due 5/31/31	1,050,996
800,000	4.250% due 6/30/31	826,703
1,000,000	4.125% due 7/31/31	1,027,441
800,000	3.625% due 9/30/31	801,625
1,000,000	4.125% due 10/31/31	1,026,914
1,000,000	4.125% due 11/30/31	1,026,914
255,000	4.375% due 1/31/32	265,195
340,000	4.000% due 4/30/32	346,634
1,178,000	2.875% due 5/15/32	1,127,176
65,000	4.000% due 6/30/32	66,248
121,000	4.000% due 7/31/32	123,283
3,650,000	2.750% due 8/15/32	3,456,521
103,000	3.875% due 8/31/32	104,171
253,000	3.875% due 9/30/32	255,792
467,000	3.750% due 10/31/32	468,487
4,066,000	4.125% due 11/15/32	4,169,079
160,000	3.875% due 12/31/32	161,613
853,000	4.000% due 1/31/33	867,928
1,470,000	3.375% due 5/15/33	1,436,293
1,447,000	3.875% due 8/15/33	1,458,050
2,694,000	4.500% due 11/15/33	2,823,333
4,275,000	4.000% due 2/15/34	4,332,278
2,193,000	4.375% due 5/15/34	2,277,336
2,233,000	3.875% due 8/15/34	2,237,100
18,313,500	4.250% due 11/15/34	18,819,267

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

U.S. GOVERNMENT OBLIGATIONS — 20.1% — (continued)
$1,550,000		4.625% due 2/15/35	$1,635,522
1,960,000		4.250% due 5/15/35	2,010,646
1,779,000		4.250% due 8/15/35	1,823,475
4,716,000		4.000% due 11/15/35	4,733,685
1,262,000		4.125% due 2/15/36	1,278,860

		Total U.S. GOVERNMENT OBLIGATIONS	377,575,700

		TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost — $384,281,150)	377,955,761

COLLATERALIZED MORTGAGE OBLIGATIONS — 13.3%

Asset-Backed Securities — 6.2%
1,400,000	NR	AMSR Trust, Series 2025-SFR1, Class E2, 3.655% due 6/17/42(a)	1,300,870
2,084,128	NR	Angel Oak Mortgage Trust, Series 2025-HB2, Class A1, 5.267% (30-Day Average SOFR + 1.600%) due 12/25/55(a)(f)	2,100,262
918,158	NR	Aqua Finance Issuer Trust, Series 2025-A, Class C, 5.810% due 12/19/50(a)	942,862
1,243,097	A3(b)	Aqua Finance Trust, Series 2020-AA, Class C, 3.970% due 7/17/46(a)	1,212,433
		Business Jet Securities LLC:
454,839	BB	Series 2024-1A, Class C, 9.132% due 5/15/39(a)	473,642
1,960,937	BB	Series 2024-2A, Class C, 7.974% due 9/15/39(a)	1,982,341
3,755,000	NR	Cajun Global LLC, Series 2025-2A, Class A2, 5.912% due 11/20/55(a)	3,828,458
1,000,000	NR	Cascade MH Asset Trust, Series 2019-MH1, Class M, 5.985% due 11/25/44(a)(f)	978,262
3,545,000	NR	CCAS LLC, Series 2024-1A, Class A, 7.124% due 6/16/31(a)	3,594,313
750,000	NR	Cherry Securitization Trust, Series 2025-1A, Class A, 6.130% due 11/15/32(a)	763,501
1,139,394	NR	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.050% due 1/20/31(a)	1,165,403
		DataBank Issuer:
3,810,000	NR	Series 2024-1A, Class A2, 5.300% due 1/26/54(a)	3,824,488
520,000	A3(b)	Series 2026-1A, Class A2, 5.811% due 2/25/56(a)	527,257
		FirstKey Homes Trust:
805,000	NR	Series 2021-SFR1, Class E1, 2.389% due 8/17/38(a)	794,453
2,000,000	NR	Series 2021-SFR1, Class E2, 2.489% due 8/17/38(a)	1,974,197
2,500,000	NR	Series 2021-SFR1, Class F1, 3.238% due 8/17/38(a)	2,474,307
2,009,563	BBB-	Five Guys Holdings Inc., Series 2023-1A, Class A2, 7.549% due 1/26/54(a)	2,069,660
198,857	NR	Flexential Issuer, Series 2021-1A, Class A2, 3.250% due 11/27/51(a)	196,633
		GS Mortgage-Backed Securities Trust:
1,700,000	NR	Series 2025-HE2, Class M1, 5.567% (30-Day Average SOFR + 1.900%) due 12/25/65(a)(f)	1,723,311
2,291,299	AAA(l)	Series 2025-SL1, Class A1, 5.847% due 11/25/67(a)(f)	2,323,259
529,744	BB-(l)	Hilton Grand Vacations Trust, Series 2025-3EXT, Class D, 7.380% due 10/25/44(a)	543,246
869,179	Ba2(b)	HINNT LLC, Series 2024-A, Class D, 7.000% due 3/15/43(a)	877,744
2,384,626	Aa3(b)	Home Partners of America Trust, Series 2022-1, Class D, 4.730% due 4/17/39(a)	2,367,588
4,227,500	BBB	Jack in the Box Funding LLC, Series 2019-1A, Class A23, 4.970% due 8/25/49(a)	4,087,516
860,000	NR	Lafayette Federal Credit Union Asset Trust 2026-HI1A, Series 2026-HI1A, Class A2, 5.375% due 1/25/46(a)(e)	868,593
		Lendmark Funding Trust:
1,250,000	BB-	Series 2024-2A, Class E, 8.470% due 2/21/34(a)	1,284,927
1,395,000	BB	Series 2025-1A, Class E, 8.910% due 9/20/34(a)	1,455,700
1,210,000	BBB	Series 2025-3A, Class D, 5.640% due 5/21/35(a)	1,230,763
1,750,000	BB-	Mariner Finance Issuance Trust, Series 2025-AA, Class E, 8.640% due 5/20/38(a)	1,821,372
1,135,000	A-(l)	Marlette Funding Trust, Series 2025-1A, Class C, 5.260% due 7/16/35(a)	1,146,481
765,998	BBB(l)	MVW LLC, Series 2025-1A, Class C, 5.750% due 9/22/42(a)	778,280
2,311,650	NR	NBC Funding LLC, Series 2024-1A, Class A2, 6.750% due 7/30/54(a)	2,384,513
1,090,000	BBB+	New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.410% due 10/20/61(a)	718,461
1,888,819	AA	NMABS Issuer I LLC, Series 2025-1A, Class B, 5.330% due 11/22/55(a)	1,895,972
1,675,000	BBB-	Oak Street Investment Grade Net Lease Fund, Series 2020-1A, Class B1, 5.110% due 11/20/50(a)	948,462
		Oportun Issuance Trust:
562,176	NR	Series 2021-C, Class A, 2.180% due 10/8/31(a)	553,611

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Asset-Backed Securities — 6.2% — (continued)
$1,400,000	NR	Series 2024-2, Class D, 10.470% due 2/9/32(a)	$1,442,114
1,000,000	AA-(l)	Series 2025-B, Class B, 5.280% due 5/9/33(a)	1,006,394
3,000,000	AA-(l)	Series 2025-C, Class B, 4.930% due 7/8/33(a)	3,009,430
1,021,090	NR	PowerPay Issuance Trust, Series 2025-1A, Class A, 5.230% due 11/18/41(a)	1,032,224
		Progress Residential Trust:
1,750,000	NR	Series 2021-SFR9, Class F, 4.053% due 11/17/40(a)	1,717,064
2,500,000	NR	Series 2022-SFR1, Class F, 4.880% due 2/17/41(a)	2,489,061
2,081,000	NR	Series 2022-SFR2, Class E2, 4.800% due 4/17/27(a)	2,051,823
1,781,000	NR	Series 2023-SFR2, Class E1, 4.750% due 10/17/40(a)	1,764,757
2,992,500	NR	Qdoba Funding LLC, Series 2023-1A, Class A2, 8.500% due 9/14/53(a)	3,135,129
961,456	AAA(l)	RCKT Mortgage Trust, Series 2024-CES9, Class A1A, step bond to yield, 5.582% due 12/25/44(a)	972,982
1,900,000	A	Sabey Data Center Issuer LLC, Series 2026-1, Class A2, 5.482% due 1/20/51(a)	1,933,095
		Saluda Grade Alternative Mortgage Trust:
1,067,734	NR	Series 2023-FIG3, Class A, 7.067% due 8/25/53(a)(f)	1,116,513
2,597,620	NR	Series 2023-FIG4, Class A, 6.718% due 11/25/53(a)(f)	2,729,190
2,592,736	NR	Series 2024-CES1, Class A1, 6.306% due 3/25/54(a)(f)	2,651,299
830,000	Aaa(b)	SCF Equipment Leasing LLC, Series 2025-1A, Class A3, 5.110% due 11/21/33(a)	853,770
4,174,538	BBB-	SEB Funding LLC, Series 2021-1A, Class A2, 4.969% due 1/30/52(a)	4,176,872
3,097,420	NR	Service Experts Issuer LLC, Series 2024-1A, Class A, 6.390% due 11/20/35(a)	3,185,371
1,298,500	BBB-	SERVPRO Master Issuer LLC, Series 2024-1A, Class A2, 6.174% due 1/25/54(a)	1,352,176
		Sierra Timeshare Receivables Funding LLC:
970,416	Ba2(b)	Series 2023-1A, Class D, 9.800% due 1/20/40(a)	1,026,578
865,940	BB-	Series 2025-2A, Class D, 6.790% due 4/20/44(a)	884,503
345,000	NR	Sotheby’s Artfi Master Trust, Series 2026-1A, Class B, 4.900% due 6/20/33(a)	346,901
3,500,000	A-	Stack Infrastructure Issuer LLC, Series 2024-1A, Class A2, 5.900% due 3/25/49(a)	3,543,627
		Stream Innovations Issuer Trust:
1,455,065	NR	Series 2024-2A, Class C, 9.050% due 2/15/45(a)	1,542,302
963,578	NR	Series 2025-1A, Class D, 8.400% due 9/15/45(a)	989,578
889,084	AAA(l)	Towd Point Mortgage Trust, Series 2026-CES1, Class A1, step bond to yield, 4.961% due 1/25/66(a)	894,594
943,624	A2(b)	Upstart Securitization Trust, Series 2025-1, Class A, 5.450% due 4/20/35(a)	951,955
2,950,000	NR	Vital Care Issuer LLC, Series 2025-1A, Class A2, 6.737% due 1/30/56(a)	3,009,861
2,946,175	NR	Zaxbys Funding LLC, Series 2021-1A, Class A2, 3.238% due 7/30/51(a)	2,829,447
		Zayo Issuer LLC:
2,285,000	A-(l)	Series 2025-1A, Class A2, 5.648% due 3/20/55(a)	2,340,347
3,400,000	A3(b)	Series 2025-2A, Class A2, 5.953% due 6/20/55(a)	3,513,563

		Total Asset-Backed Securities	115,705,661

Mortgage Securities — 7.1%
1,638,033	AAA	A&D Mortgage Trust, Series 2024-NQM4, Class A1, 5.464% due 8/25/69(a)	1,648,237
		ABL:
1,750,000	NR	Series 2024-RTL1, Class A1, step bond to yield, 6.075% due 9/25/29(a)	1,759,429
800,000	NR	Series 2025-RTL1, Class A1, step bond to yield, 6.040% due 6/25/30(a)	812,445
		BAMLL Re-REMIC Trust:
2,000,000	NR	Series 2024-FRR2, Class C, 1.215% due 7/27/50(a)(f)	1,893,279
2,400,000	NR	Series 2024-FRR3, Class C, 0.676% due 1/27/50(a)(f)	2,294,640
11,122	AA+	Banc of America Mortgage Trust, Series 2004-F, Class 1A1, 5.808% due 7/25/34(f)	10,763
		BBCMS Mortgage Trust:
280,000	AAA	Series 2022-C16, Class A5, 4.600% due 6/15/55(f)	282,092
590,000	AAA	Series 2023-C19, Class A2B, 5.753% due 4/15/56	602,166
250,000	AAA	Series 2024-C28, Class A5, 5.403% due 9/15/57	264,907
		BMD2 Re-Remic Trust:
1,650,000	NR	Series 2019-FRR1, Class 4A, zero coupon due 5/25/52(a)(m)	1,437,237
2,000,000	NR	Series 2019-FRR1, Class 5A1, 3.413% due 5/25/52(a)(f)	1,907,728
1,750,000	NR	Series 2019-FRR1, Class 6B10, 2.347% due 5/25/52(a)(f)	1,561,135

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Mortgage Securities — 7.1% — (continued)
		BMO Mortgage Trust:
$280,000	AAA	Series 2022-C1, Class A5, 3.374% due 2/15/55(f)	$265,064
100,000	A-(l)	Series 2024-5C6, Class C, 5.885% due 9/15/57(f)	101,073
648,465	NR	Brean Asset Backed Securities Trust, Series 2025-RM11, Class A1, 4.750% due 5/25/65(a)(f)	647,242
1,215,000	BBB(l)	BX Mortgage Trust, Series 2021-PAC, Class D, 5.073% (1-Month Term SOFR + 1.413%) due 10/15/36(a)(f)	1,211,966
		BX Trust:
685,684	Aaa(b)	Series 2022-VAMF, Class A, 4.510% (1-Month Term SOFR + 0.850%) due 1/15/39(a)(f)	685,603
969,000	A3(b)	Series 2024-BIO, Class C, 6.300% (1-Month Term SOFR + 2.640%) due 2/15/41(a)(f)	963,191
1,200,000	NR	CAFL Issuer LP, Series 2025-RRTL1, Class A1, step bond to yield, 5.684% due 5/28/40(a)	1,213,931
		CIM Trust:
594,546	NR	Series 2019-R4, Class A1, 3.000% due 10/25/59(a)(f)	567,258
332,157	NR	Series 2020-R6, Class A1A, 2.250% due 12/25/60(a)(f)	310,139
1,164,747	NR	Series 2021-R1, Class A2, 2.400% due 8/25/56(a)(f)	1,084,105
565,725	NR	Series 2021-R3, Class A1A, 1.951% due 6/25/57(a)(f)	533,094
746,423	NR	Series 2021-R4, Class A1A, 2.000% due 5/1/61(a)(f)	702,128
1,567,617	NR	Series 2021-R5, Class A1, 2.000% due 8/25/61(a)(f)	1,396,030
1,755,250	NR	Series 2023-R1, Class A1A, 5.400% due 4/25/62(a)(f)	1,750,848
1,543,505	NR	Series 2023-R3, Class A1A, 4.500% due 1/25/63(a)(f)	1,530,924
		Citigroup Commercial Mortgage Trust:
285,000	Aa3(b)	Series 2016-C2, Class B, 3.176% due 8/10/49	282,010
534,650	Aaa(b)	Series 2016-C3, Class A3, 2.896% due 11/15/49	530,489
44,960	Aaa(b)	Series 2017-P7, Class AAB, 3.509% due 4/14/50	44,843
644,956	AAA(l)	COLT Mortgage Loan Trust, Series 2021-2, Class A1, 0.924% due 8/25/66(a)(f)	555,770
		Commercial Mortgage Trust:
46	PIF(l)	Series 2014-CR21, Class C, 4.697% due 12/10/47(e)(f)	45
165,000	Aaa(b)	Series 2018-COR3, Class A3, 4.228% due 5/10/51	163,297
621,305	Aa2(b)	Connecticut Avenue Securities Trust, Series 2025-R03, Class 2A1, 5.117% (30-Day Average SOFR + 1.450%) due 3/25/45(a)(f)	624,915
310,000	Aaa(b)	CSAIL Commercial Mortgage Trust, Series 2018-CX12, Class A4, 4.224% due 8/15/51(f)	310,569
100,000	B+	CSMC OA LLC, Series 2014-USA, Class D, 4.373% due 9/15/37(a)	86,594
1,695,000	BB-(l)	CSTL Commercial Mortgage Trust, Series 2025-GATE2, Class E, 6.355% due 11/10/42(a)(f)	1,722,854
2,025,000	NR	DBSG Mortgage Trust, Series 2024-ALTA, Class A, 5.946% due 6/10/37(a)(f)	2,055,173
1,750,000	AAA(l)	DOLP Trust, Series 2021-NYC, Class A, 2.956% due 5/10/41(a)	1,596,680
1,308,227	AAA(l)	EFMT, Series 2025-NQM3, Class A1, step bond to yield, zero coupon due 8/25/70(a)	1,323,792
6,482,110	NR	Federal Home Loan Mortgage Corp. (FHLMC), REMICS, Series 4995, Class QE, 1.250% due 7/25/50	5,186,686
1,148,755	A-	Federal Home Loan Mortgage Corp. (FHLMC), Structured Agency Credit Risk, Series 2021-DNA6, Class M2, 5.167% (30-Day Average SOFR + 1.500%) due 10/25/41(a)(f)	1,152,141
		Federal National Mortgage Association (FNMA), ACES:
245,000	NR	Series 2021-M2S, Class A2, 1.807% due 10/25/31(f)	221,290
253,612	NR	Series 2022-M10, Class A2, 1.925% due 1/25/32(f)	228,660
2,035,000	NR	Series 2023-M2, Class 3A2, 2.006% due 4/25/32(f)	1,818,150
		Federal National Mortgage Association (FNMA), REMICS:
3,878,682	NR	Series 2020-57, Class NI, 2.500% due 8/25/50(n)	652,948
544,166	NR	Series 2020-73, Class KI, 3.000% due 10/25/50(n)	94,337
463,875	NR	Series 2021-61, Class KI, 2.500% due 4/25/49(n)	68,348
		FHLMC Multifamily Structured Pass-Through Certificates:
2,700,000	AA+(l)	Series K104, Class XAM, 1.379% due 1/25/30(f)(n)	130,890
440,000	AAA(l)	Series K144, Class A2, 2.450% due 4/25/32	405,324
500,000	Aaa(b)	Series K146, Class A2, 2.920% due 6/25/32	472,230
736,000	Aaa(b)	Series K148, Class A2, 3.500% due 7/25/32(f)	718,386
250,000	NR	Series K154, Class A2, 3.424% due 4/25/32	247,760
1,000,000	NR	Series K541, Class A2, 4.348% due 2/25/30(a)(f)	1,021,023
		Freddie Mac Multifamily Structured Credit Risk:
2,500,000	NR	Series 2021-MN1, Class M2, 7.417% (30-Day Average SOFR + 3.750%) due 1/25/51(a)(f)	2,600,196

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Mortgage Securities — 7.1% — (continued)
$2,000,000	NR	Series 2021-MN3, Class M2, 7.667% (30-Day Average SOFR + 4.000%) due 11/25/51(a)(f)	$2,075,039
1,250,000	NR	Series 2025-MN11, Class M2, 6.317% (30-Day Average SOFR + 2.650%) due 7/25/45(a)(f)	1,252,674
1,200,000	BB-(l)	Series 2025-MN12, Class M2, 6.417% (30-Day Average SOFR + 2.750%) due 11/25/45(a)(f)	1,203,712
725,000	NR	FS Trust, Series 2026-HULA, Class B, 5.320% (1-Month Term SOFR + 1.650%) due 3/15/41(a)(f)	726,316
		GAM RE-REMIC Trust:
2,352,000	NR	Series 2021-FRR1, Class 2C, zero coupon due 11/29/50(a)(m)	2,115,024
799,000	NR	Series 2021-FRR2, Class CK78, zero coupon due 9/27/51(a)(m)	642,075
2,000,000	NR	Series 2022-FRR3, Class BK61, zero coupon due 11/27/49(a)(m)	1,914,737
2,000,000	NR	Series 2022-FRR3, Class CK89, zero coupon due 1/27/52(a)(m)	1,650,058
		Government National Mortgage Association (GNMA):
61,834	NR	Series 2018-124, Class NW, 3.500% due 9/20/48	58,984
3,230,620	NR	Series 2021-119, Class JG, 1.500% due 6/20/51	2,833,301
1,129,123	NR	Series 2023-53, Class SL, 5.177% (12.500% – 30-Day Average SOFR) due 4/20/53(j)	1,110,530
6,126,219	NR	Series 2024-51, Class GC, 3.500% due 7/20/48	6,061,556
36,677	WR(b)	Harborview Mortgage Loan Trust, Series 2004-5, Class 2A6, 4.723% due 6/19/34(f)	35,321
1,000,000	NR	ICAP Trust, Series 2025-RTL1, Class A1, step bond to yield, 6.472% due 7/25/30(a)	1,019,158
		JPMDB Commercial Mortgage Securities Trust:
190,000	Aaa(b)	Series 2017-C7, Class A5, 3.409% due 10/15/50	187,302
130,000	AA-	Series 2018-C8, Class B, 4.522% due 6/15/51	124,697
1,370,436	Aaa(b)	JPMorgan Mortgage Trust, Series 2021-13, Class A3, 2.500% due 4/25/52(a)(f)	1,177,332
1,200,000	NR	KREST Commercial Mortgage Securities Trust, Series 2021-CHIP, Class B, 2.861% due 11/5/44(a)	933,395
510,000	NR	Lhome Mortgage Trust, Series 2025-RTL2, Class A1, 5.612% due 4/25/40(a)(f)	515,232
1,700,000	NR	LHOME Mortgage Trust, Series 2025-RTL1, Class A1, step bond to yield, 5.652% due 1/25/40(a)	1,715,178
500,000	NR	LOANDEPOT GMSR Master Trust, Series 2025-GT2, Class A, 6.814% (1-Month Term SOFR + 3.150%) due 7/16/30(a)(f)	505,082
672,290	Aaa(b)	MCR Mortgage Trust, Series 2024-HF1, Class A, 5.453% (1-Month Term SOFR + 1.793%) due 12/15/41(a)(f)	673,530
2,000,000	NR	MFA Trust, Series 2024-RTL3, Class A1, step bond to yield, 5.913% due 11/25/39(a)	2,013,415
2,000,000	NR	MRCD Mortgage Trust, Series 2019-PARK, Class E, 2.718% due 12/15/36(a)	1,532,125
		Multifamily Connecticut Avenue Securities Trust:
2,556,168	NR	Series 2019-01, Class M10, 7.032% (30-Day Average SOFR + 3.364%) due 10/25/49(a)(f)	2,599,639
1,646,792	NR	Series 2020-01, Class M10, 7.532% (30-Day Average SOFR + 3.864%) due 3/25/50(a)(f)	1,674,903
1,500,000	NR	Series 2023-01, Class M10, 10.167% (30-Day Average SOFR + 6.500%) due 11/25/53(a)(f)	1,728,610
2,182,500	NR	Neighborly Issuer, Series 2023-1A, Class A2, 7.308% due 1/30/53(a)	2,210,318
2,096,383	NR	NRM FHT1 Excess Owner LLC, Series 2025-FHT1, Class A, step bond to yield, 6.545% due 3/25/32(a)	2,139,301
2,055,952	AAA(l)	OBX Trust, Series 2021-NQM4, Class A1, 1.957% due 10/25/61(a)(f)	1,821,408
2,000,000	Aaa(b)	One Bryant Park Trust, Series 2019-OBP, Class A, 2.516% due 9/15/54(a)	1,880,473
3,052,600	A+	One New York Plaza Trust, Series 2020-1NYP, Class A, 4.724% (1-Month Term SOFR + 1.064%) due 1/15/36(a)(f)	2,987,699
2,336,031	NR	PRET LLC, Series 2025-NPL3, Class A1, step bond to yield, 6.708% due 4/25/55(a)	2,345,216
403,252	AAA	PRKCM Trust, Series 2023-AFC1, Class A1, step bond to yield, 6.598% due 2/25/58(a)	402,599
340,000	NR	PRM7 Trust, Series 2025-PRM7, Class E, 6.618% due 11/10/42(a)(f)	344,748
656,658	AAA(l)	PRPM LLC, Series 2022-NQM1, Class A1, step bond to yield, 5.500% due 8/25/67(a)	655,192
1,710,146	NR	RCO IX Mortgage LLC, Series 2025-2, Class A1, step bond to yield, 6.513% due 4/25/30(a)	1,716,094
2,547,468	NR	RFM Reremic Trust, Series 2022-FRR1, Class BK64, 1.650% due 3/1/50(a)(f)	2,431,599
		ROCK Trust:
210,000	Aaa(b)	Series 2024-CNTR, Class A, 5.388% due 11/13/41(a)	217,549
1,900,000	Aa3(b)	Series 2024-CNTR, Class B, 5.930% due 11/13/41(a)	1,979,612
3,445,000	AA-	SDAL Trust, Series 2025-DAL, Class B, 6.600% (1-Month Term SOFR + 2.941%) due 4/15/42(a)(f)	3,461,062

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Mortgage Securities — 7.1% — (continued)
			Seasoned Loans Structured Transaction Trust:
$4,927,687		NR	Series 2025-1, Class A1, 3.000% due 5/25/35	$4,682,206
1,729,976		NR	Series 2025-2, Class A1, 3.000% due 10/25/35	1,649,811
3,715,000		Aaa(b)	SHR Trust, Series 2024-LXRY, Class A, 5.610% (1-Month Term SOFR + 1.950%) due 10/15/41(a)(f)	3,725,483
910,000		AAA(l)	SLG Office Trust, Series 2021-OVA, Class A, 2.585% due 7/15/41(a)	830,964
20,270		WR(b)	Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A3, 4.281% (1-Month Term SOFR + 0.614%) due 7/19/35(f)	19,667
2,000,000		NR	Toorak Mortgage Trust, Series 2025-RRTL1, Class A1, step bond to yield, 5.524% due 2/25/40(a)	2,014,579
469,980		Aaa(b)	UBS Commercial Mortgage Trust, Series 2019-C17, Class A3, 2.669% due 10/15/52	452,586
1,791,863		NR	VCAT LLC, Series 2025-NPL2, Class A1, step bond to yield, 5.977% due 1/25/55(a)	1,796,786
578,727		NR	Velocity Commercial Capital Loan Trust, Series 2019-1, Class A, 3.760% due 3/25/49(a)(f)	562,362
			Verus Securitization Trust:
548,351		AAA	Series 2021-5, Class A1, 1.013% due 9/25/66(a)(f)	486,082
2,030,714		AAA	Series 2021-7, Class A1, step bond to yield, 2.829% due 10/25/66(a)	1,909,256
385,221		A+	WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR19, Class A1B3, 4.488% (1-Month Term SOFR + 0.814%) due 12/25/45(f)	390,075
238,178		Aaa(b)	Wells Fargo Commercial Mortgage Trust, Series 2018-C44, Class A4, 3.948% due 5/15/51	238,088

			Total Mortgage Securities	133,181,794

			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $245,213,391)	248,887,455

SOVEREIGN BONDS — 3.6%

Argentina — 0.1%
			Argentine Republic Government International Bonds:
720,000		CCC+	step bond to yield, 4.125% due 7/9/35	544,536
200,000		CCC+	step bond to yield, 3.500% due 7/9/41	140,500
825,000		B-	Ciudad Autonoma de Buenos Aires/Government Bonds, 7.800% due 11/26/33(a)	846,607
980,000		B3(b)	Province of Santa Fe, 8.100% due 12/11/34(a)	960,400

			Total Argentina	2,492,043

Australia — 0.3%
			Australia Government Bonds:
2,910,000	AUD	Aaau(b)	(Cost — $1,888,787, acquired 12/10/25), 2.750% due 11/21/27(d)	2,021,990
2,860,000	AUD	Aaau(b)	(Cost — $1,911,097, acquired 1/27/26), 2.250% due 5/21/28(d)	1,952,527
1,485,000	AUD	AA+	New South Wales Treasury Corp., (Cost — $954,476, acquired 7/10/25), 3.000% due 4/20/29(d)	1,013,284

			Total Australia	4,987,801

Bahamas — 0.0%@
200,000		BB-	Bahamas Government International Bonds, 8.250% due 6/24/36(a)	224,756

Belgium — 0.1%
1,600,000	EUR	NR	Kingdom of Belgium Government Bonds, (Cost — $1,925,858, acquired 2/27/26), 3.400% due 6/22/36(a)(d)	1,931,229

Benin — 0.0%@
200,000		BB-	Benin Government International Bonds, 7.960% due 2/13/38(a)	211,054

Brazil — 0.2%
22,000,000	BRL	BB(l)	Brazil Notas do Tesouro Nacional Serie F, 10.000% due 1/1/31	3,911,842
200,000		BB	Brazilian Government International Bonds, 7.125% due 5/13/54	203,924

			Total Brazil	4,115,766

Canada — 0.1%
200,000		AAA	Export Development Canada, 3.000% due 5/25/27	198,877
			Province of British Columbia Canada:
50,000		A+	4.200% due 7/6/33	50,626

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Canada — 0.1% — (continued)
$300,000		A+	4.750% due 6/12/34	$313,778
			Province of Ontario Canada:
200,000		AA-	3.100% due 5/19/27	199,034
50,000		AA-	5.050% due 4/24/34	53,464
200,000		Aa3(b)	4.450% due 11/20/35	203,818
200,000		A+	Province of Quebec Canada, 4.625% due 8/28/35	206,241

			Total Canada	1,225,838

Chile — 0.1%
840,000,000	CLP	NR	Bonos de la Tesoreria de la Republica en pesos, (Cost — $996,449, acquired 2/11/26), 4.700% due 9/1/30(a)(d)	978,528
			Chile Government International Bonds:
200,000		A	3.240% due 2/6/28	197,245
200,000		A	4.350% due 4/13/31	200,540
45,000		A	2.550% due 1/27/32	40,770
200,000		A	3.500% due 1/25/50	151,940

			Total Chile	1,569,023

Colombia — 0.2%
			Colombia Government International Bonds:
200,000		BB	8.000% due 4/20/33	214,800
200,000		BB	7.750% due 11/7/36	208,150
200,000		BB	8.750% due 11/14/53	219,946
14,500,000,000	COP	BB+	Colombian TES, 5.750% due 11/3/27	3,405,246

			Total Colombia	4,048,142

Czech Republic — 0.1%
37,630,000	CZK	AA-(l)	Czech Republic Government Bonds, 5.000% due 9/30/30	1,942,082

Dominican Republic — 0.0%@
300,000		BB	Dominican Republic International Bonds, 6.950% due 3/15/37(a)	322,050

Ecuador — 0.1%
			Ecuador Government International Bonds:
412,624		B-	step bond to yield 6.900% due 7/31/35(a)	375,488
400,000		B-	9.250% due 1/29/39(a)	407,000
85,734		B-	step bond to yield 5.000% due 7/31/40(a)	70,259

			Total Ecuador	852,747

Egypt — 0.0%@
			Egypt Government International Bonds:
200,000		B	7.600% due 3/1/29	210,955
200,000		B	7.625% due 5/29/32	206,445
200,000		B	8.875% due 5/29/50	196,532

			Total Egypt	613,932

El Salvador — 0.0%@
150,000		B-	El Salvador Government International Bonds, 9.650% due 11/21/54(a)	171,000

France — 0.2%
3,175,000	EUR	A+u(l)	French Republic Government Bonds OAT, (Cost — $3,686,896, acquired 6/12/25), 2.700% due 2/25/31(a)(d)	3,779,359

Guatemala — 0.0%@
200,000		BB+	Guatemala Government Bonds, 6.050% due 8/6/31	210,022

Honduras — 0.0%@
150,000		BB-	Honduras Government International Bonds, 8.625% due 11/27/34(a)	174,435

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Hungary — 0.0%@
$200,000		BBB-	Hungary Government International Bonds, (Cost — $198,380, acquired 12/6/21), 2.125% due 9/22/31(d)	$175,393

Indonesia — 0.1%
			Indonesia Government International Bonds:
80,000		BBB	4.100% due 4/24/28	80,499
445,000		BBB	2.850% due 2/14/30	423,992
120,000		BBB	2.150% due 7/28/31	107,410
200,000		BBB	3.050% due 3/12/51	132,763

			Total Indonesia	744,664

Israel — 0.2%
			Israel Government International Bonds:
200,000		A	5.375% due 2/19/30	207,271
200,000		A	2.750% due 7/3/30	187,466
1,225,000		A	4.500% due 1/13/31	1,229,828
1,735,000		A	5.750% due 3/12/54	1,701,307
725,000		A	5.875% due 1/13/56	722,656

			Total Israel	4,048,528

Italy — 0.0%@
200,000		Baa2u(b)	Republic of Italy Government International Bonds, 3.875% due 5/6/51	152,994

Ivory Coast — 0.1%
			Ivory Coast Government International Bonds:
400,000		BB	8.075% due 4/1/36(a)	433,826
715,000		BB	8.250% due 1/30/37(a)	782,937
200,000		BB	6.750% due 2/25/41(a)	191,183

			Total Ivory Coast	1,407,946

Japan — 0.0%@
200,000		A+	Japan Bank for International Cooperation, 3.875% due 7/3/28	201,479

Jordan — 0.0%@
			Jordan Government International Bonds:
283,000		BB-	5.750% due 11/12/32(a)	278,815
200,000		BB-	7.375% due 10/10/47	198,224

			Total Jordan	477,039

Kenya — 0.0%@
			Kenya Government International Bonds:
200,000		B	9.750% due 2/16/31(a)	219,345
200,000		B	7.875% due 10/9/33(a)	199,461
200,000		B	8.800% due 10/9/38(a)	198,557

			Total Kenya	617,363

Mexico — 0.4%
34,675,000	MXN	Baa2(b)	Mexican Bonos, 8.500% due 2/28/30	2,059,609
			Mexico Government International Bonds:
272,000		BBB	4.500% due 4/22/29	273,006
200,000		BBB	3.250% due 4/16/30	189,915
245,000		BBB	2.659% due 5/24/31	220,255
1,700,000		BBB	6.350% due 2/9/35	1,795,115
825,000		BBB	5.625% due 9/22/35	823,763
1,200,000		BBB	6.125% due 2/9/38	1,215,900
100,000		BBB	4.750% due 3/8/44	83,520
200,000		BBB	4.600% due 1/23/46	159,890
225,000		BBB	4.600% due 2/10/48	177,592

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Mexico — 0.4% — (continued)
$200,000		BBB	6.338% due 5/4/53	$194,580
1,275,000		BBB	3.771% due 5/24/61	803,314

			Total Mexico	7,996,459

Nigeria — 0.0%@
260,000		B-	Nigeria Government International Bonds, 7.143% due 2/23/30(a)	268,372

Oman — 0.0%@
200,000		Baa3(b)	Oman Government International Bonds, (Cost — $210,132, acquired 12/6/21), 5.625% due 1/17/28(d)	204,887

Pakistan — 0.0%@
			Pakistan Government International Bonds:
200,000		Caa1(b)	7.375% due 4/8/31(a)	198,291
200,000		Caa1(b)	8.875% due 4/8/51(a)	198,146

			Total Pakistan	396,437

Panama — 0.1%
			Panama Government International Bonds:
210,000		BBB-	3.875% due 3/17/28	208,194
300,000		BBB-	3.160% due 1/23/30	285,180
890,000		BBB-	2.252% due 9/29/32	750,581
350,000		BBB-	3.298% due 1/19/33	313,215
10,000		BBB-	4.500% due 4/1/56	7,846

			Total Panama	1,565,016

Paraguay — 0.0%@
400,000		BBB-	Paraguay Government International Bonds, 5.400% due 3/30/50	378,396

Peru — 0.1%
			Peruvian Government International Bonds:
550,000		BBB-	2.783% due 1/23/31	512,820
100,000		BBB-	3.000% due 1/15/34	88,175
50,000		BBB-	5.625% due 11/18/50	49,720

			Total Peru	650,715

Philippines — 0.1%
			Philippine Government International Bonds:
360,000		BBB+	1.648% due 6/10/31	318,030
550,000		BBB+	1.950% due 1/6/32	484,126
200,000		BBB+	5.000% due 1/27/36	203,461

			Total Philippines	1,005,617

Poland — 0.0%@
			Republic of Poland Government International Bonds:
50,000		A-	5.500% due 11/16/27	51,519
100,000		A-	4.875% due 10/4/33	103,021
50,000		A-	5.500% due 4/4/53	49,265
100,000		A-	5.500% due 3/18/54	98,456

			Total Poland	302,261

Romania — 0.0%@
198,000EUR		BBB-	Romanian Government International Bonds, 6.000% due 9/24/44(a)	234,300

Singapore — 0.1%
2,265,000	SGD	AAAu(l)	Singapore Government Bonds, 2.875% due 9/1/30	1,896,077

South Africa — 0.1%
200,000		BB	Republic of South Africa Government International Bonds, 7.100% due 11/19/36(a)	215,562

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

South Africa — 0.1% — ( continued)
29,800,000	ZAR	BB+	South Africa Government Bonds, 8.000% due 1/31/30	$1,926,977

			Total South Africa	2,142,539

South Korea — 0.0%@
$200,000		AA	Export-Import Bank of Korea, 5.250% due 1/14/35	214,712
200,000		AA	Korea Development Bank (The), 3.750% due 9/16/30	200,026

			Total South Korea	414,738

Supranational — 0.3%
3,165,000	EUR	AA+	European Union, (Cost — $3,764,956, acquired 9/5/25), 2.625% due 7/4/28(d)	3,779,396
			International Bank for Reconstruction & Development:
100,000		AAA	3.125% due 6/15/27	99,590
100,000		Aaa(b)	2.500% due 11/22/27	98,472
200,000		AAA	1.375% due 4/20/28	191,676
150,000		AAA	3.500% due 7/12/28	150,402
100,000		AAA	3.625% due 9/21/29	100,559
100,000		AAA	4.000% due 7/25/30	102,038
100,000		AAA	4.500% due 4/10/31	104,355
300,000		AAA	4.625% due 1/15/32	315,587
500,000		AAA	3.875% due 8/28/34	499,459
200,000		AAA	4.375% due 8/27/35	206,553

			Total Supranational	5,648,087

Suriname — 0.0%@
			Suriname Government International Bonds:
200,000		CCC+	7.700% due 11/6/30(a)	206,050
208,000		CCC+	8.500% due 11/6/35(a)	221,390

			Total Suriname	427,440

Sweden — 0.1%
19,800,000	SEK	NR	Sweden Government Bonds, (Cost — $1,911,765, acquired 1/15/26), 0.125% due 5/12/31(d)	1,975,546

Trinidad — 0.1%
685,000		BBB-	Trinidad & Tobago Government International Bonds, 6.500% due 1/28/36(a)	693,905

Turkey — 0.0%@
200,000		Ba3(b)	Istanbul Metropolitan Municipality, 10.500% due 12/6/28(a)	221,059

United Kingdom — 0.3%
			United Kingdom Gilt:
1,385,000	GBP	Aa3u(b)	(Cost — $1,876,674, acquired 9/19/25), 3.750% due 3/7/27(d)	1,870,981
2,045,000	GBP	AA-u(l)	(Cost — $2,823,415, acquired 1/23/26), 4.375% due 3/7/30(d)	2,827,101

			Total United Kingdom	4,698,082

Uruguay — 0.0%@
			Uruguay Government International Bonds:
100,000		BBB+	5.750% due 10/28/34	107,710
50,000		BBB+	5.442% due 2/14/37	52,560
100,000		BBB+	5.100% due 6/18/50	96,275
50,000		BBB+	4.975% due 4/20/55	46,472

			Total Uruguay	303,017

			TOTAL SOVEREIGN BONDS (Cost — $66,748,120)	68,119,635

ASSET-BACKED SECURITIES — 2.1%

Automobiles — 1.8%
1,235,000		BBB	American Credit Acceptance Receivables Trust, Series 2025-2, Class D, 5.500% due 7/14/31(a)	1,262,391
759,000		BBB(l)	AutoNation Finance Trust, Series 2025-1A, Class D, 5.630% due 9/10/32(a)	780,748

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Automobiles — 1.8% — (continued)
		Avis Budget Rental Car Funding AESOP LLC:
$4,000,000	Aaa(b)	Series 2024-3A, Class A, 5.230% due 12/20/30(a)	$4,153,487
440,000	Baa3(b)	Series 2024-3A, Class C, 6.110% due 12/20/30(a)	457,342
1,600,000	Baa3(b)	Series 2025-1A, Class C, 5.870% due 8/20/29(a)	1,641,991
		Bridgecrest Lending Auto Securitization Trust:
1,500,000	BB	Series 2024-3, Class E, 7.700% due 4/15/31(a)	1,555,906
950,000	BB	Series 2024-4, Class E, 7.470% due 8/15/31(a)	983,728
1,000,000	BB	Series 2025-1, Class E, 7.460% due 2/17/32(a)	1,034,008
1,080,000	BBB	Series 2025-2, Class D, 5.620% due 3/17/31	1,107,326
662,000	BB	Series 2026-1, Class E, 6.630% due 2/15/33(a)	669,433
		Carmax Auto Owner Trust:
870,000	AAA	Series 2025-2, Class A4, 4.650% due 11/15/30	891,093
570,000	AA-	Series 2025-2, Class C, 5.160% due 1/15/31	587,786
1,850,000	BBB	Consumer Portfolio Services Auto Trust, Series 2025-B, Class D, 5.560% due 7/15/31(a)	1,891,041
1,500,000	A	Credit Acceptance Auto Loan Trust, Series 2025-2A, Class C, 5.380% due 3/17/36(a)	1,530,832
1,000,000	Baa1(b)	Drive Auto Receivables Trust, Series 2025-1, Class D, 5.410% due 9/15/32	1,019,340
1,440,000	AAA	Enterprise Fleet Financing LLC, Series 2025-2, Class A4, 4.580% due 12/22/31(a)	1,473,695
		Exeter Select Automobile Receivables Trust:
1,500,000	AA	Series 2025-1, Class B, 4.870% due 8/15/31	1,522,468
1,200,000	A	Series 2025-1, Class C, 5.400% due 8/15/31	1,230,679
583,000	AAA	Ford Credit Floorplan Master Owner Trust A, Series 2018-4, Class A, 4.060% due 11/15/30	588,489
		GLS Auto Receivables Issuer Trust:
1,800,000	BBB	Series 2025-2A, Class D, 5.590% due 1/15/31(a)	1,854,437
1,500,000	BBB	Series 2025-4A, Class D, 5.130% due 8/15/31(a)	1,522,293
270,000	Aaa(b)	Hertz Vehicle Financing III LLC, Series 2023-4A, Class A, 6.150% due 3/25/30(a)	284,958
236,168	AAA	Hyundai Auto Receivables Trust, Series 2023-C, Class A3, 5.540% due 10/16/28	238,559
933,000	AAA	Octane Receivables Trust, Series 2024-1A, Class B, 5.660% due 5/20/30(a)	946,275
		Santander Drive Auto Receivables Trust:
2,000,000	A2(b)	Series 2024-2, Class D, 6.280% due 8/15/31	2,078,192
1,200,000	Baa3(b)	Series 2025-3, Class D, 5.110% due 9/15/31	1,223,243
365,000	Baa3(b)	Series 2025-4, Class D, 4.950% due 1/15/32	369,895
1,000,000	Baa2(b)	Series 2026-1, Class D, 4.750% due 4/15/32	1,005,718
505,000	A+	Westlake Automobile Receivables Trust, Series 2023-2A, Class D, 7.010% due 11/15/28(a)	514,195

		Total Automobiles	34,419,548

Credit Cards — 0.2%
		American Express Credit Account Master Trust:
275,000	AAA	Series 2023-2, Class A, 4.800% due 5/15/30	282,213
300,000	AAA	Series 2024-3, Class A, 4.650% due 7/15/29	304,120
		Perimeter Master Notes Business Trust:
1,100,000	NR	Series 2025-1A, Class A, 5.580% due 12/16/30(a)	1,107,908
999,000	NR	Series 2025-1A, Class B, 6.120% due 12/16/30(a)	1,007,218

		Total Credit Cards	2,701,459

Student Loans — 0.1%
781,466	Aa1(b)	ECMC Group Student Loan Trust, Series 2017-2A, Class A, 4.832% (30-Day Average SOFR + 1.164%) due 5/25/67(a)(f)	787,695
845,700	AA+	Navient Student Loan Trust, Series 2017-3A, Class A3, 4.832% (30-Day Average SOFR + 1.164%) due 7/26/66(a)(f)	858,542
457,190	AAA	Nelnet Student Loan Trust, Series 2006-1, Class A6, 4.376% (3-Month Term SOFR + 0.712%) due 8/23/36(a)(f)	455,195

		Total Student Loans	2,101,432

		TOTAL ASSET-BACKED SECURITIES (Cost — $38,499,408)	39,222,439

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Shares/Units	Rating††	Security	Value

OPEN END MUTUAL FUND SECURITIES - 0.2%

FINANCIALS — 0.2%

Capital Markets — 0.2%
$7,300		State Street SPDR Portfolio High Yield Bond ETF	$173,010
36,241		Vanguard Intermediate-Term Corporate Bond ETF	3,070,338

		TOTAL OPEN END MUTUAL FUND SECURITIES (Cost — $3,205,566)	3,243,348

Face Amount/Units†

MUNICIPAL BONDS - 0.1%

California — 0.1%
310,000	AA-	California Health Facilities Financing Authority, Revenue Bonds, 3.000% due 8/15/51	233,608
100,000	AA-	California State University, Revenue Bonds, Series B, 5.183% due 11/1/53	98,465
205,000	A	Los Angeles Department of Water & Power, Revenue Bonds, 6.574% due 7/1/45	225,811
		State of California, GO:
150,000	AA-	5.875% due 10/1/41	160,131
100,000	AA-	4.600% due 4/1/38	102,216
		University of California, Revenue Bonds:
25,000	AA	Series AD, 4.858% due 5/15/12	21,771
266,000	AA	Series AQ, 4.767% due 5/15/15	227,293

		Total California	1,069,295

Connecticut — 0.0%@
200,000	AA-	State of Connecticut, GO, 5.850% due 3/15/32	217,499

Florida — 0.0%@
50,000	AA	State Board of Administration Finance Corp., Series A, Revenue Bonds, 5.526% due 7/1/34	53,903

Illinois — 0.0%@
150,000	A+	Chicago O’Hare International Airport, Revenue Bonds, Series C, 4.472% due 1/1/49	137,327
218,137	A-	State of Illinois, GO, 5.100% due 6/1/33	226,028

		Total Illinois	363,355

Minnesota — 0.0%@
260,000	AA	University of Minnesota, Revenue Bonds, 4.048% due 4/1/52	221,946

New Jersey — 0.0%@
215,000	Aa3(b)	Jersey City Municipal Utilities Authority, Revenue Bonds, Series B, 5.470% due 5/15/27	217,794
85,000	A	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Series B, 6.561% due 12/15/40	97,670

		Total New Jersey	315,464

New York — 0.0%@
100,000	AA	City of New York, GO, 5.263% due 10/1/52	99,841
150,000	AA-	Port Authority of New York & New Jersey, Revenue Bonds, Series 239, 5.072% due 7/15/53	148,666

		Total New York	248,507

Texas — 0.0%@
40,000	AA-	Dallas Fort Worth International Airport, Series A, Revenue Bonds, 3.144% due 11/1/45	31,892

		TOTAL MUNICIPAL BONDS (Cost — $2,693,462)	2,521,861

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

COLLATERALIZED LOAN OBLIGATION — 0.1%

Commercial MBS — 0.1%
$1,060,000		Aaa(b)	TRTX Issuer Ltd., Series 2025-FL7, Class A, 5.114% (1-Month Term SOFR + 1.450%) due 6/18/43(a)(f) (Cost — $1,060,000)	1,061,655

SENIOR LOANS — 0.0%@

Airlines — 0.0%@
49,500		NR	VistaJet Malta Finance PLC, 7.411% (3-Month CME Term SOFR + 3.750%) due 4/1/31(f)	49,639

Healthcare-Services — 0.0%@
334,730		NR	ModivCare Buyer LLC, 8.690% (3-Month CME Term SOFR + 5.000%) due 12/29/30(f)	312,972

Software — 0.0%@
368,466		NR	Rocket Software Inc., 7.423% (1-Month CME Term SOFR + 3.750%) due 11/28/28(f)	343,749

			TOTAL SENIOR LOANS (Cost — $754,222)	706,360

Shares/Units

COMMON STOCK — 0.0%@

Healthcare — Services — 0.0%@
45,243			ModivCare Topco LLC*(e)(i)
			(Cost — $150,537)	254,492

			TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $1,791,458,565)	1,806,090,674

Face Amount/Units†

SHORT-TERM INVESTMENTS(o) — 5.1%

MONEY MARKET FUND — 0.5%
9,178,517			Invesco STIT — Government & Agency Portfolio, Institutional Class, 3.674%(p) (Cost — $9,178,517)	9,178,517

TIME DEPOSITS — 3.3%
350,798	EUR		Citibank — London, 0.880% due 3/2/26	414,503
42,663,512			Citibank — New York, 2.980% due 3/2/26	42,663,512
14,155,527			JPMorgan Chase & Co. — New York, 2.980% due 3/2/26	14,155,527
5,380,911			Skandinaviska Enskilda Banken AB — Stockholm, 2.980% due 3/2/26	5,380,911

			TOTAL TIME DEPOSITS (Cost — $62,614,453)	62,614,453

U.S. GOVERNMENT OBLIGATIONS — 1.3%
			U.S. Treasury Bills:
2,000,000			3.638% due 3/24/26(q)	1,993,765
22,000,000			3.622% due 4/16/26(q)	21,898,730

			TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost — $23,892,495)	23,892,495

			TOTAL SHORT-TERM INVESTMENTS (Cost — $95,685,465)	95,685,465

			TOTAL INVESTMENTS — 101.4% (Cost — $1,887,144,030)	1,901,776,139

			Liabilities in Excess of Other Assets — (1.4)%	(26,018,119)

			TOTAL NET ASSETS — 100.0%	$1,875,758,020

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
*	Non-income producing security.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund
@	The amount is less than 0.05%.
(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 28, 2026, amounts to $439,700,352 and represents 23.4% of net assets.

(b)	Rating by Moody’s Investors Service.
(c)	All or a portion of this security is on loan (see Note 1).
(d)	The aggregate value of restricted securities (excluding 144A holdings) at February 28, 2026, amounts to $46,690,464 and represents 2.5% of net assets.
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(f)	Variable rate security. Interest rate disclosed is that which was in effect at February 28, 2026.
(g)	Security is perpetual in nature and has no stated maturity date.
(h)	Security is currently in default.
(i)	Illiquid security.
(j)	Inverse Floating Rate Security - interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate as of February 28, 2026.
(k)	This security is traded on a TBA basis (see Note 1).
(l)	Rating by Fitch Ratings Service.
(m)	Principal only security.
(n)	Interest only security.
(o)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 4.6%.
(p)	Represents investments of collateral received from securities lending transactions.
(q)	Rate shown represents yield-to-maturity.
#	Security that used significant unobservable inputs to determine fair value. At February 28, 2026, the Fund held a Level 3 security with a value of $0, representing 0.0% of net assets.

At February 28, 2026, for Core Fixed Income Fund the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Core Fixed Income Fund	$1,887,144,030	$47,847,705	$ (33,050,270)	$14,797,435

Abbreviations used in this schedule:
ABS	— Asset-Backed Security
ACES	— Alternative Credit Enhancement Securities
CME	— Chicago Mercantile Exchange
CMT	— Constant Maturity Treasury Rate
DAC	— Designated Activity Company
EURIBOR	— Euro Interbank Offered Rate
ETF	— Exchange-Traded Fund
GO	— General Obligation
IBOR	— Interbank Offered Rate
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
MBS	— Mortgage-Backed Security
OAT	— Obligations assimilables du Trésor
PLC	— Public Limited Company
REMICS	— Real Estate Mortgage Investment Conduits
SOFR	— Secured Overnight Financing Rate

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Summary of Investments by Security Type^
Corporate Bonds & Notes	30.6%
Mortgage-Backed Securities	25.6
U.S. Government Agencies & Obligations	20.0
Collateralized Mortgage Obligations	13.1
Sovereign Bonds	3.6
Asset-Backed Securities	2.1
Open End Mutual Fund Securities	0.2
Municipal Bonds	0.1
Collateralized Loan Obligation	0.1
Senior Loans	0.0	*
Common Stock	0.0	*
Short-Term Investments	4.6

Total Investments	100.0	%+

^	As a percentage of total investments.
*	Position represents less than 0.05%.
+	Does not reflect investments of collateral received from securities lending transactions.

At February 28, 2026, Core Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Note Futures	706	6/26	$147,584,297	$147,747,047	$162,750
U.S. Treasury 5-Year Note Futures	450	6/26	49,427,888	49,563,281	135,393
U.S. Treasury 10-Year Note Futures	578	6/26	65,527,512	65,783,625	256,113
U.S. Treasury Long Bond Futures	157	6/26	18,464,672	18,599,594	134,922
U.S. Treasury Ultra Long Bond Futures	236	6/26	28,424,756	28,696,124	271,368

					960,546

Contracts to Sell:
Euro-Bobl Futures	47	3/26	6,468,846	6,523,164	(54,318)
Euro-Bund Futures	40	3/26	6,068,698	6,155,191	(86,493)
U.S. Ultra Long Bond Futures	86	6/26	9,981,375	10,039,156	(57,781)

					(198,592)

Net Unrealized Appreciation on Open Exchange-Traded Futures Contracts					$761,954

At February 28, 2026, Core Fixed Income Fund had deposited cash of $1,974,000 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At February 28, 2026, Core Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Brazilian Real	31,075,000	USD	5,902,408	SSB	$6,039,181	3/16/26	$136,773
Euro	3,465,000	USD	4,077,209	BNY	4,095,430	3/9/26	18,221
Singapore Dollar	80,000	USD	63,197	BNY	63,344	3/23/26	147

							155,141

Contracts to Sell:
Australian Dollar	7,072,000	USD	5,034,719	BNY	5,032,166	3/18/26	2,553
Brazilian Real	41,790,000	USD	7,587,766	GSC	8,121,557	3/16/26	(533,791)
British Pound	4,660,000	USD	6,361,678	BNY	6,281,703	5/18/26	79,975
Chilean Peso	865,000,000	USD	1,011,637	BNY	991,075	3/23/26	20,562
Colombian Peso	14,148,000,000	USD	3,818,005	GSC	3,721,110	4/13/26	96,895
Czech Koruna	36,100,000	USD	1,732,829	BNY	1,760,742	3/31/26	(27,913)
Euro	203,737	USD	240,806	BNP	241,112	3/31/26	(306)
Euro	29,210,000	USD	34,159,115	BNY	34,524,535	3/9/26	(365,420)
Euro	1,800,000	USD	2,102,094	BNY	2,127,496	3/9/26	(25,402)
Euro	1,860,000	USD	2,230,400	BNY	2,198,412	3/9/26	31,988
Mexican Peso	36,525,000	USD	2,118,595	SSB	2,114,789	3/31/26	3,806
Singapore Dollar	2,500,000	USD	1,948,526	GSC	1,979,489	3/23/26	(30,963)
South African Rand	30,710,000	USD	1,915,890	BNY	1,926,249	3/18/26	(10,359)
Swedish Krona	17,620,000	USD	1,925,646	SSB	1,953,437	3/18/26	(27,791)

							(786,166)

Net Unrealized Depreciation on Open Forward Foreign Currency Contracts							$(631,025)

At February 28, 2026, Core Fixed Income Fund held the following Centrally Cleared Credit Default Swap Contract:

Centrally Cleared — Credit Default Swap on Index — Sell Protection (1)

Reference Obligation & Rating	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 2/28/26 (2)	Notional Amount (3)		Value	Upfront Payment Paid	Unrealized Appreciation
Markit CDX North America High Yield Series 44 5-Year Index, NR	5.000%	6/20/30	3-Month	3.070%	USD	3,494,700	$283,750	$249,353	$34,397

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At February 28, 2026, Core Fixed Income Fund had cash collateral from brokers in the amount of $730,000 for open centrally cleared swap contracts.

Currency abbreviations used in this schedule:		Counterparty abbreviations used in this schedule:
AUD	— Australian Dollar	BNP	— BNP Paribas SA
BRL	— Brazilian Real	BNY	— Bank of New York Mellon
CLP	— Chilean Peso	GSC	— Goldman Sachs & Co.
COP	— Colombian Peso	SSB	— State Street Bank & Trust Co.
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound
MXN	— Mexican Peso
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar
ZAR	— South African Rand

See pages 268-269 for definitions of ratings.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

CORPORATE BONDS & NOTES — 94.2%

Advertising — 0.9%
$1,378,000	B-	Neptune Bidco U.S. Inc., Senior Secured Notes, 9.290% due 4/15/29(a)	$1,381,612

Aerospace/Defense — 0.4%
		ATI Inc., Senior Unsecured Notes:
484,000	BB	4.875% due 10/1/29	483,708
210,000	BB	5.125% due 10/1/31	211,158

		Total Aerospace/Defense	694,866

Airlines — 1.1%
405,000	BBB-	Air Canada, Senior Secured Notes, 3.875% due 8/15/26(a)	405,342
615,000	BB-	American Airlines Inc., Senior Secured Notes, 7.250% due 2/15/28(a)	627,000
141,000	BB+	United Airlines Holdings Inc., Company Guaranteed Notes, 5.375% due 3/1/31	143,727
451,000	BBB-	United Airlines Inc., Senior Secured Notes, 4.625% due 4/15/29(a)	450,959

		Total Airlines	1,627,028

Auto Parts & Equipment — 0.8%
		American Axle & Manufacturing Inc.:
360,000	B+	Company Guaranteed Notes, 7.750% due 10/15/33(a)	366,496
420,000	BB	Senior Secured Notes, 6.375% due 10/15/32(a)	427,720
450,000	BB-	ZF North America Capital Inc., Company Guaranteed Notes, 6.875% due 4/23/32(a)	451,767

		Total Auto Parts & Equipment	1,245,983

Banks — 0.4%
664,000	BB	Walker & Dunlop Inc., Company Guaranteed Notes, 6.625% due 4/1/33(a)	658,180

Biotechnology — 0.5%
745,000	BB	BioMarin Pharmaceutical Inc., Company Guaranteed Notes, 5.500% due 2/15/34(a)	752,027

Building Materials — 0.4%
88,000	BB+	Standard Building Solutions Inc., Company Guaranteed Notes, 5.875% due 3/15/34(a)	87,928
615,000	BB+	Standard Industries Inc., Senior Unsecured Notes, 3.375% due 1/15/31(a)	568,109

		Total Building Materials	656,037

Chemicals — 1.5%
901,000	CCC+	Consolidated Energy Finance SA, Company Guaranteed Notes, 5.625% due 10/15/28(a)	757,966
		Methanex Corp., Senior Unsecured Notes:
215,000	BB	5.125% due 10/15/27	215,992
4,000	BB	5.250% due 12/15/29	4,037
800,000	BB	Methanex U.S. Operations Inc., Company Guaranteed Notes, 6.250% due 3/15/32(a)	828,559
557,000	BB-	Minerals Technologies Inc., Company Guaranteed Notes, 5.000% due 7/1/28(a)	556,858

		Total Chemicals	2,363,412

Coal — 0.1%
152,000	BB+	Warrior Met Coal Inc., Senior Secured Notes, 7.875% due 12/1/28(a)	155,177

Commercial Services — 5.3%
		Block Inc., Senior Unsecured Notes:
390,000	BB+	6.500% due 5/15/32(a)	401,482
160,000	BB+	6.000% due 8/15/33(a)	162,711
709,000	B-	Champions Financing Inc., Senior Secured Notes, 8.750% due 2/15/29(a)(b)	674,913
		EquipmentShare.com Inc., Secured Notes:
395,000	B	8.625% due 5/15/32(a)	422,835
701,000	B	8.000% due 3/15/33(a)	746,601
745,000	B	Garda World Security Corp., Senior Secured Notes, 6.500% due 1/15/31(a)	765,801
		Herc Holdings Inc., Company Guaranteed Notes:
219,000	BB-	7.000% due 6/15/30(a)	229,815
455,000	BB-	7.250% due 6/15/33(a)	481,287

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Commercial Services — 5.3% —(continued)
		Hertz Corp. (The):
$$147,000	CCC+	Company Guaranteed Notes, 4.625% due 12/1/26(a)(b)	$134,062
161,000	B	Senior Secured Notes, 12.625% due 7/15/29(a)	148,521
430,000	B+	ION Platform Finance U.S. Inc., Senior Secured Notes, 7.875% due 9/30/32(a)	344,627
890,000	B	Mobius Merger Sub Inc., Senior Secured Notes, 9.000% due 6/1/30(a)	606,916
702,000	BB-	Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Company Guaranteed Notes, 6.750% due 8/15/32(a)	687,691
660,000	B+	Veritiv Operating Co., Senior Secured Notes, 10.500% due 11/30/30(a)	706,965
909,000	B	VM Consolidated Inc., Company Guaranteed Notes, 5.500% due 4/15/29(a)	892,167
874,000	B	WEX Inc., Company Guaranteed Notes, 6.500% due 3/15/33(a)	878,808

		Total Commercial Services	8,285,202

Computers — 0.5%
337,000	NR	CACI International Inc., Company Guaranteed Notes, 6.375% due 6/15/33(a)	347,716
34,000	B+	NCR Voyix Corp., Company Guaranteed Notes, 5.125% due 4/15/29(a)	33,363
		Seagate Data Storage Technology Pte Ltd., Company Guaranteed Notes:
210,000	BB+	4.091% due 6/1/29(a)	206,132
188,000	BB+	4.125% due 1/15/31(a)(b)	179,199

		Total Computers	766,410

Cosmetics/Personal Care — 1.0%
913,000	BB-	Edgewell Personal Care Co., Company Guaranteed Notes, 4.125% due 4/1/29(a)	881,752
740,000	B+	Perrigo Finance Unlimited Co., Company Guaranteed Notes, 6.125% due 9/30/32	725,151

		Total Cosmetics/Personal Care	1,606,903

Diversified Financial Services — 7.4%
		Air Lease Corp., Junior Subordinated Notes:
325,000	BB+	4.125% (5-Year CMT Index + 3.149%)(c)(d)	322,490
414,000	BB+	4.650% (5-Year CMT Index + 4.076%)(c)(d)	413,909
735,000	BB+	Aircastle Ltd., Junior Subordinated Notes, 5.250% (5-Year CMT Index + 4.410%)(a)(c)(d)	735,091
		Ally Financial Inc., Subordinated Notes:
747,000	BB+	6.700% due 2/14/33	779,437
300,000	BB+	6.646% (5-Year CMT Index + 2.450%) due 1/17/40(c)	299,449
700,000	BB-	Bread Financial Holdings Inc., Company Guaranteed Notes, 6.750% due 5/15/31(a)	714,020
513,000	BB	Burford Capital Global Finance LLC, Company Guaranteed Notes, 6.250% due 4/15/28(a)	510,525
941,000	CCC	Cobra AcquisitionCo LLC, Company Guaranteed Notes, 6.375% due 11/1/29(a)	813,986
		Credit Acceptance Corp., Company Guaranteed Notes:
627,000	BB	9.250% due 12/15/28(a)	655,903
285,000	BB	6.625% due 3/15/30(a)	284,048
715,000	B	Focus Financial Partners LLC, Senior Secured Notes, 6.750% due 9/15/31(a)	713,767
		goeasy Ltd.:
		Company Guaranteed Notes:
470,000	BB-	6.875% due 5/15/30(a)	415,152
320,000	BB-	6.875% due 2/15/31(a)	276,060
297,000	BB-	Senior Unsecured Notes, 7.625% due 7/1/29(a)	279,842
		Jane Street Group/JSG Finance Inc., Senior Secured Notes:
200,000	BB	4.500% due 11/15/29(a)	195,462
405,000	BB	7.125% due 4/30/31(a)	421,303
440,000	BB	6.125% due 11/1/32(a)	442,958
123,000	BB	6.750% due 5/1/33(a)	126,427
700,000	B2(e)	Phoenix Aviation Capital Ltd., Senior Unsecured Notes, 9.250% due 7/15/30(a)	733,956
875,000	B-	Planet Financial Group LLC, Company Guaranteed Notes, 10.500% due 12/15/29(a)	846,052
735,000	B1(e)	Rfna LP, Senior Unsecured Notes, 7.875% due 2/15/30(a)	731,262
710,000	B+	VFH Parent LLC/Valor Co.-Issuer Inc., Senior Secured Notes, 7.500% due 6/15/31(a)	740,523

		Total Diversified Financial Services	11,451,622

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Electric — 4.8%
$488,000	BB	Atlantica Sustainable Infrastructure Ltd., Company Guaranteed Notes, 4.125% due 6/15/28(a)	$477,789
232,000	B+	California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, Senior Unsecured Notes, 6.375% due 2/15/32(a)	231,341
795,000	BB	Clearway Energy Operating LLC, Company Guaranteed Notes, 3.750% due 1/15/32(a)	739,846
		NRG Energy Inc.:
		Company Guaranteed Notes:
174,000	BB	5.750% due 1/15/28	174,081
290,000	BB	5.250% due 6/15/29(a)	291,248
597,000	BB	3.625% due 2/15/31(a)	564,213
345,000	BB	6.250% due 11/1/34(a)	357,463
		Senior Unsecured Notes:
125,000	BB	5.750% due 1/15/34(a)	126,851
100,000	BB	6.000% due 1/15/36(a)	101,819
910,000	Ba3(e)	Pattern Energy Operations LP/Pattern Energy Operations Inc., Company Guaranteed Notes, 4.500% due 8/15/28(a)	899,889
		Talen Energy Supply LLC, Company Guaranteed Notes:
375,000	B	6.250% due 2/1/34(a)	381,832
375,000	B	6.500% due 2/1/36(a)	386,003
		Vistra Operations Co. LLC, Company Guaranteed Notes:
170,000	BB+	7.750% due 10/15/31(a)	179,740
770,000	BB+	6.875% due 4/15/32(a)	810,457
		XPLR Infrastructure Operating Partners LP:
		Company Guaranteed Notes:
445,000	BB	4.500% due 9/15/27(a)	443,280
127,000	BB	8.375% due 1/15/31(a)	134,548
331,000	BB	7.750% due 4/15/34(a)	343,411
838,000	BB	Senior Unsecured Notes, 7.250% due 1/15/29(a)	869,464

		Total Electric	7,513,275

Electrical Components & Equipment — 0.7%
		EnerSys, Company Guaranteed Notes:
485,000	BB+	4.375% due 12/15/27(a)	484,799
29,000	BB+	6.625% due 1/15/32(a)	29,960
504,000	BB	WESCO Distribution Inc., Company Guaranteed Notes, 6.375% due 3/15/33(a)	527,246

		Total Electrical Components & Equipment	1,042,005

Electronics — 0.9%
700,000	BB	Imola Merger Corp., Senior Secured Notes, 4.750% due 5/15/29(a)	688,559
730,000	BB-	TTM Technologies Inc., Company Guaranteed Notes, 4.000% due 3/1/29(a)	708,891

		Total Electronics	1,397,450

Entertainment — 3.5%
755,000	B+	Banijay Entertainment SAS, Senior Secured Notes, 8.125% due 5/1/29(a)	782,110
715,000	BB	Discovery Global Holdings Inc., Company Guaranteed Notes, 5.050% due 3/15/42	514,800
875,000	BBB-	Flutter Treasury DAC, Senior Secured Notes, 5.875% due 6/4/31(a)	875,564
720,000	B+	Light & Wonder International Inc., Company Guaranteed Notes, 6.250% due 10/1/33(a)	723,560
795,000	B-	Ontario Gaming GTA LP/OTG Co.-Issuer Inc., Senior Secured Notes, 8.000% due 8/1/30(a)	768,860
753,000	B+	SeaWorld Parks & Entertainment Inc., Company Guaranteed Notes, 5.250% due 8/15/29(a)	731,292
990,000	B	Voyager Parent LLC, Senior Secured Notes, 9.250% due 7/1/32(a)	1,057,750

		Total Entertainment	5,453,936

Environmental Control — 0.8%
715,000	BB+	Clean Harbors Inc., Company Guaranteed Notes, 5.750% due 10/15/33(a)	733,660
445,000	BB	GFL Environmental Holdings U.S. Inc., Company Guaranteed Notes, 5.500% due 2/1/34(a)	447,167

		Total Environmental Control	1,180,827

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Food — 2.6%
		Albertsons Cos Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, Company Guaranteed Notes:
$76,000	BB+	5.500% due 3/31/31(a)	$76,604
355,000	BB+	6.250% due 3/15/33(a)	365,557
1,051,000	BB+	5.750% due 3/31/34(a)	1,046,997
745,000	B	Industrial F&B Investments III Inc., Senior Secured Notes, 7.750% due 2/11/33(a)	764,694
536,000	BB	Land O’Lakes Capital Trust I, Limited Guaranteed Notes, 7.450% due 3/15/28(a)	553,667
		Performance Food Group Inc., Company Guaranteed Notes:
70,000	BB	4.250% due 8/1/29(a)	68,732
539,000	BB	5.625% due 3/1/34(a)	540,942
603,000	B+	Post Holdings Inc., Company Guaranteed Notes, 6.250% due 10/15/34(a)	616,081

		Total Food	4,033,274

Healthcare — Products — 1.5%
760,000	BB	Avantor Funding Inc., Company Guaranteed Notes, 3.875% due 11/1/29(a)	726,811
698,000	B+	Insulet Corp., Senior Unsecured Notes, 6.500% due 4/1/33(a)	726,418
297,000	BBB-	Medline Borrower LP, Senior Secured Notes, 3.875% due 4/1/29(a)	292,222
625,000	BBB-	Medline Borrower LP/Medline Co.-Issuer Inc., Senior Secured Notes, 6.250% due 4/1/29(a)	645,094

		Total Healthcare — Products	2,390,545

Healthcare — Services — 2.3%
778,000	B	Concentra Health Services Inc., Company Guaranteed Notes, 6.875% due 7/15/32(a)	813,345
629,000	BB-	Sotera Health Holdings LLC, Senior Secured Notes, 7.375% due 6/1/31(a)	662,632
685,000	B	Star Parent Inc., Senior Secured Notes, 9.000% due 10/1/30(a)	696,097
		Tenet Healthcare Corp.:
1,016,000	BB	Senior Secured Notes, 5.500% due 11/15/32(a)	1,029,318
405,000	B	Senior Unsecured Notes, 6.000% due 11/15/33(a)	418,784

		Total Healthcare — Services	3,620,176

Home Builders — 1.2%
695,000	BB-	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Unsecured Notes, 6.875% due 8/1/33(a)	702,055
		Mattamy Group Corp., Senior Unsecured Notes:
521,000	BB+	4.625% due 3/1/30(a)	509,112
600,000	BB+	6.000% due 12/15/33(a)	591,172

		Total Home Builders	1,802,339

Insurance — 2.8%
666,000	B	Acrisure LLC/Acrisure Finance Inc., Senior Secured Notes, 6.750% due 7/1/32(a)	653,845
590,000	B	Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Senior Secured Notes, 6.500% due 10/1/31(a)	594,266
		Asurion LLC & Asurion Co.- Issuer Inc., Senior Secured Notes:
1,300,000	BB-	8.000% due 12/31/32(a)	1,366,389
495,000	B	8.375% due 2/1/34(a)	492,951
488,000	B	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, Senior Secured Notes, 7.125% due 5/15/31(a)	489,997
785,000	B	Panther Escrow Issuer LLC, Senior Secured Notes, 7.125% due 6/1/31(a)	799,270

		Total Insurance	4,396,718

Internet — 2.3%
		Gen Digital Inc., Company Guaranteed Notes:
101,000	BB-	6.750% due 9/30/27(a)	101,863
198,000	BB-	7.125% due 9/30/30(a)	201,269
354,000	BB-	6.250% due 4/1/33(a)	352,497
795,760	CCC+	GrubHub Holdings Inc., Senior Secured Notes, 13.000% (7.000% cash and 6.000% PIK until 3/31/26 then 5.500% until 9/30/26) due 7/31/30(a)(b)(f)	536,088

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Internet — 2.3% — (continued)
		ION Platform Finance U.S. Inc./ION Platform Finance Sarl, Senior Secured Notes:
$450,000	B+	4.625% due 5/1/28(a)	$416,872
490,000	B+	5.750% due 5/15/28(a)	460,103
		Match Group Holdings II LLC, Senior Unsecured Notes:
434,000	BB	4.125% due 8/1/30(a)	412,745
149,000	BB	3.625% due 10/1/31(a)	135,313
265,000	BB	6.125% due 9/15/33(a)	264,372
715,000	BB-	Wayfair LLC, Senior Secured Notes, 6.750% due 11/15/32(a)	729,286

		Total Internet	3,610,408

Investment Companies — 0.9%
		HA Sustainable Infrastructure Capital Inc., Company Guaranteed Notes:
233,000	BBB-	6.750% due 7/15/35	245,664
435,000	BB	8.000% (5-Year CMT Index + 4.301%) due 6/1/56(c)	458,399
369,000	BB	7.125% (5-Year CMT Index + 3.478%) due 11/15/56(c)	372,399
390,000	BBB-	HAT Holdings I LLC/HAT Holdings II LLC, Company Guaranteed Notes, 3.750% due 9/15/30(a)	366,440

		Total Investment Companies	1,442,902

Iron/Steel — 2.2%
		Cleveland-Cliffs Inc.:
		Company Guaranteed Notes:
330,000	B+	7.000% due 3/15/32(a)	335,582
660,000	Ba3(e)	7.375% due 5/1/33(a)	677,760
320,000	Ba3(e)	7.625% due 1/15/34(a)	328,672
48,000	B-	Senior Unsecured Notes, 6.250% due 10/1/40	40,995
		Commercial Metals Co., Senior Unsecured Notes:
665,000	BB+	3.875% due 2/15/31	635,027
69,000	BB+	5.750% due 11/15/33(a)	70,440
138,000	BB+	6.000% due 12/15/35(a)	141,440
		Mineral Resources Ltd., Senior Unsecured Notes:
398,000	Ba3(e)	9.250% due 10/1/28(a)	417,259
639,000	Ba3(e)	8.500% due 5/1/30(a)	662,057
142,000	Ba3(e)	7.000% due 4/1/31(a)	149,513

		Total Iron/Steel	3,458,745

Leisure Time — 2.4%
		Carnival Corp., Company Guaranteed Notes:
595,000	BB+	5.750% due 8/1/32(a)	618,212
595,000	BB+	6.125% due 2/15/33(a)	616,305
		NCL Corp., Ltd., Senior Unsecured Notes:
374,000	B+	7.750% due 2/15/29(a)	399,809
350,000	B+	6.250% due 3/1/30(a)	358,501
585,000	B+	6.250% due 9/15/33(a)	590,852
		Royal Caribbean Cruises Ltd., Senior Unsecured Notes:
290,000	BBB	6.250% due 3/15/32(a)	302,541
735,000	BBB	6.000% due 2/1/33(a)	760,460

		Total Leisure Time	3,646,680

Lodging — 2.3%
1,136,000	B	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower Inc., Company Guaranteed Notes, 4.875% due 7/1/31(a)	1,069,976
565,000	BB-	Melco Resorts Finance Ltd., Senior Unsecured Notes, 5.375% due 12/4/29(a)	552,731
802,000	B	Station Casinos LLC, Company Guaranteed Notes, 6.625% due 3/15/32(a)	822,821
		Travel + Leisure Co., Senior Secured Notes:
500,000	BB-	4.500% due 12/1/29(a)	490,093
590,000	BB-	6.125% due 9/1/33(a)	600,129

		Total Lodging	3,535,750

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Media — 5.7%
$345,000	BB+	Belo Corp., Company Guaranteed Notes, 7.750% due 6/1/27	$360,078
834,000	B	Cable One Inc., Company Guaranteed Notes, 4.000% due 11/15/30(a)(b)	577,978
		CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
509,000	BB-	6.375% due 9/1/29(a)	516,326
680,000	BB-	4.500% due 5/1/32	622,775
660,000	BB-	7.000% due 2/1/33(a)	674,783
290,000	BB-	4.250% due 1/15/34(a)(b)	252,803
		CSC Holdings LLC, Company Guaranteed Notes:
890,000	CCC+	(Cost — $697,767, acquired 11/2/22), 6.500% due 2/1/29(a)(g)	562,891
415,000	CCC+	(Cost — $307,801, acquired 5/13/25), 4.125% due 12/1/30(a)(g)	253,575
200,000	CCC+	(Cost — $173,189, acquired 7/14/22), 4.500% due 11/15/31(a)(g)	120,204
		Paramount Global, Company Guaranteed Notes:
619,000	B+	6.250% (3-Month USD-LIBOR + 3.899%) due 2/28/57(c)	484,553
222,000	B+	6.375% (5-Year CMT Index + 3.999%) due 3/30/62(c)	175,380
		Sirius XM Radio LLC, Company Guaranteed Notes:
560,000	BB+	4.000% due 7/15/28(a)	547,047
726,000	BB+	3.875% due 9/1/31(a)	665,467
195,000	BB+	5.875% due 4/15/32(a)	194,876
952,000	BB-	Sunrise FinCo I BV, Senior Secured Notes, 4.875% due 7/15/31(a)	916,548
130,000	BB+	TEGNA Inc., Company Guaranteed Notes, 4.625% due 3/15/28(a)	129,697
		Univision Communications Inc., Senior Secured Notes:
112,000	B+	7.375% due 6/30/30(a)	112,092
715,000	B+	8.500% due 7/31/31(a)	732,277
705,000	B+	9.375% due 8/1/32(a)	746,134
168,000	B-	Virgin Media Finance PLC, Company Guaranteed Notes, 5.000% due 7/15/30(a)	139,916

		Total Media	8,785,400

Metal Fabricate/Hardware — 0.3%
455,000	BB-	Advanced Drainage Systems Inc., Senior Unsecured Notes, 5.375% due 3/1/34(a)	458,700

Mining — 1.6%
692,000	BB-	Capstone Copper Corp., Company Guaranteed Notes, 6.750% due 3/31/33(a)	715,542
650,000	BB+	Fortescue Treasury Pty Ltd., Company Guaranteed Notes, 4.375% due 4/1/31(a)	630,341
482,000	BB-	Hudbay Minerals Inc., Company Guaranteed Notes, 6.125% due 4/1/29(a)	486,169
714,000	BB	Novelis Corp., Company Guaranteed Notes, 6.375% due 8/15/33(a)	722,344

		Total Mining	2,554,396

Miscellaneous Manufacturers — 0.2%
12,101	WD(h)	Anagram Holdings LLC/Anagram International Inc., Secured Notes, 10.000% due 8/15/26*(a)(i)#	—
320,000	BB-	Entegris Inc., Company Guaranteed Notes, 5.950% due 6/15/30(a)	326,639

		Total Miscellaneous Manufacturers	326,639

Oil & Gas — 6.4%
		Comstock Resources Inc., Company Guaranteed Notes:
505,000	B	6.750% due 3/1/29(a)	503,627
170,000	B	5.875% due 1/15/30(a)	163,999
		Crescent Energy Finance LLC, Company Guaranteed Notes:
387,000	BB-	7.625% due 4/1/32(a)	391,681
735,000	BB-	7.875% due 4/15/32(a)	749,208
710,000	BB-	DBR Land Holdings LLC, Company Guaranteed Notes, 6.250% due 12/1/30(a)	732,716
		Hilcorp Energy I LP/Hilcorp Finance Co., Senior Unsecured Notes:
342,000	BB+	5.750% due 2/1/29(a)	343,661
50,000	BB+	6.000% due 2/1/31(a)	48,755
590,000	BB+	6.250% due 4/15/32(a)	574,560
150,000	BB+	8.375% due 11/1/33(a)	158,367
600,000	BB+	7.250% due 2/15/35(a)	594,624
745,000	BB	Murphy Oil Corp., Senior Unsecured Notes, 6.500% due 2/15/34	744,922
836,000	B+	Northern Oil & Gas Inc., Senior Unsecured Notes, 7.875% due 10/15/33(a)	855,349

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Oil & Gas — 6.4% — (continued)
		SM Energy Co., Company Guaranteed Notes:
$397,000	BB	8.625% due 11/1/30(a)	$420,413
285,000	BB	9.625% due 6/15/33(a)	315,360
		Sunoco LP, Company Guaranteed Notes:
95,000	BB+	5.625% due 3/15/31(a)	95,503
255,000	BB+	7.250% due 5/1/32(a)	269,518
845,000	BB+	5.875% due 3/15/34(a)	847,482
629,000	B+	Talos Production Inc., Secured Notes, 9.375% due 2/1/31(a)	669,714
741,000	BB	Valaris Ltd., Secured Notes, 8.375% due 4/30/30(a)	777,472
582,000	B+	Wildfire Intermediate Holdings LLC, Senior Unsecured Notes, 7.500% due 10/15/29(a)	597,659

		Total Oil & Gas	9,854,590

Oil & Gas Services — 1.7%
		Archrock Partners LP/Archrock Partners Finance Corp., Company Guaranteed Notes:
278,000	BB-	6.250% due 4/1/28(a)	278,359
375,000	BB-	6.625% due 9/1/32(a)	390,496
260,000	BB-	Archrock Services LP/Archrock Partners Finance Corp., Company Guaranteed Notes, 6.000% due 2/1/34(a)	263,276
		Kodiak Gas Services LLC, Company Guaranteed Notes:
635,000	BB-	7.250% due 2/15/29(a)	659,039
142,000	BB-	6.500% due 10/1/33(a)	146,512
148,000	BB-	6.750% due 10/1/35(a)	154,484
		WBI Operating LLC:
405,000	BB-	Company Guaranteed Notes, 6.250% due 10/15/30(a)	412,993
285,000	BB-	Senior Unsecured Notes, 6.500% due 10/15/33(a)	289,795

		Total Oil & Gas Services	2,594,954

Packaging & Containers — 2.3%
805,000	B+	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Secured Notes, 6.250% due 1/30/31(a)	824,325
		Clydesdale Acquisition Holdings Inc.:
708,000	B-	Company Guaranteed Notes, 8.750% due 4/15/30(a)(b)	705,442
105,000	B+	Senior Secured Notes, 6.750% due 4/15/32(a)	105,856
		Crown Americas LLC, Company Guaranteed Notes:
474,000	BB+	5.250% due 4/1/30	485,421
195,000	BB+	5.875% due 6/1/33(a)	200,475
818,000	CCC	Iris Holding Inc., Senior Unsecured Notes, 10.000% due 12/15/28(a)	749,821
479,000	BB-	Silgan Holdings Inc., Company Guaranteed Notes, 4.125% due 2/1/28	476,428

		Total Packaging & Containers	3,547,768

Pharmaceuticals — 1.6%
		HLF Financing Sarl LLC/Herbalife International Inc.:
975,000	BB-	Company Guaranteed Notes, 4.875% due 6/1/29(a)	934,745
685,000	BB-	Senior Secured Notes, 12.250% due 4/15/29(a)	732,233
		Teva Pharmaceutical Finance Netherlands III BV, Company Guaranteed Notes:
270,000	BB+	8.125% due 9/15/31	310,232
325,000	BB+	6.000% due 12/1/32	345,118
200,000	BB+	Teva Pharmaceutical Finance Netherlands IV BV, Company Guaranteed Notes, 5.750% due 12/1/30	207,642

		Total Pharmaceuticals	2,529,970

Pipelines — 6.8%
405,000	BB+	Antero Midstream Partners LP/Antero Midstream Finance Corp., Company Guaranteed Notes, 5.750% due 1/15/28(a)	405,086
		Delek Logistics Partners LP/Delek Logistics Finance Corp., Company Guaranteed Notes:
293,000	BB-	8.625% due 3/15/29(a)	306,080
689,000	BB-	7.375% due 6/30/33(a)	712,535

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Pipelines — 6.8% — (continued)
$655,000	BB+	Excelerate Energy LP, Company Guaranteed Notes, 8.000% due 5/15/30(a)	$694,444
		Genesis Energy LP/Genesis Energy Finance Corp., Company Guaranteed Notes:
349,000	B	8.250% due 1/15/29	364,497
510,000	B	8.875% due 4/15/30	535,351
85,000	B	7.875% due 5/15/32	89,060
110,000	B	8.000% due 5/15/33	116,391
240,000	B	6.750% due 3/15/34	242,833
		Harvest Midstream I LP, Senior Unsecured Notes:
770,000	BB-	7.500% due 9/1/28(a)	779,218
510,000	BB-	7.500% due 5/15/32(a)	529,708
		Howard Midstream Energy Partners LLC, Senior Unsecured Notes:
775,000	BB-	7.375% due 7/15/32(a)	818,318
35,000	BB-	6.625% due 1/15/34(a)	36,236
1,200,000	B-	ITT Holdings LLC, Senior Unsecured Notes, 6.500% due 8/1/29(a)	1,166,683
		NGL Energy Operating LLC/NGL Energy Finance Corp., Senior Secured Notes:
392,000	B+	8.125% due 2/15/29(a)	406,775
459,000	B+	8.375% due 2/15/32(a)	481,655
238,000	Ba1(e)	NuStar Logistics LP, Company Guaranteed Notes, 6.375% due 10/1/30	250,718
1,517,000	BB	Venture Global LNG Inc., Senior Secured Notes, 8.375% due 6/1/31(a)(b)	1,555,007
		Venture Global Plaquemines LNG LLC, Senior Secured Notes:
45,000	BB+	6.125% due 12/15/30(a)	46,779
97,000	BB+	7.500% due 5/1/33(a)	107,641
225,000	BB+	6.500% due 6/15/34(a)	236,339
558,000	BB+	7.750% due 5/1/35(a)	633,183

		Total Pipelines	10,514,537

Real Estate — 1.3%
		Cushman & Wakefield U.S. Borrower LLC, Senior Secured Notes:
338,000	BB-	6.750% due 5/15/28(a)	339,142
380,000	BB-	8.875% due 9/1/31(a)	402,468
495,000	BB	Greystar Real Estate Partners LLC, Senior Secured Notes, 7.750% due 9/1/30(a)	518,879
788,000	B	Kennedy-Wilson Inc., Company Guaranteed Notes, 4.750% due 3/1/29	776,707

		Total Real Estate	2,037,196

Real Estate Investment Trusts (REITs) — 2.8%
890,000	Ba3(e)	Arbor Realty SR Inc., Company Guaranteed Notes, 7.875% due 7/15/30(a)	820,925
646,000	B+	Blackstone Mortgage Trust Inc., Senior Secured Notes, 7.750% due 12/1/29(a)	688,930
		Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Company Guaranteed Notes:
158,000	BB+	4.250% due 2/1/27(a)	156,990
110,000	BB+	4.750% due 6/15/29(a)	109,153
447,000	BB+	7.000% due 7/15/31(a)	471,329
610,000	BB	RHP Hotel Properties LP/RHP Finance Corp., Company Guaranteed Notes, 5.750% due 3/15/34(a)	615,247
		Service Properties Trust:
		Company Guaranteed Notes:
180,000	B-	8.375% due 6/15/29	189,059
478,000	B-	8.875% due 6/15/32	480,169
29,000	B	Senior Secured Notes, zero coupon due 9/30/27(a)	26,487
		Starwood Property Trust Inc., Senior Unsecured Notes:
130,000	BB-	7.250% due 4/1/29(a)	136,363
680,000	BB-	6.500% due 7/1/30(a)	707,610

		Total Real Estate Investment Trusts (REITs)	4,402,262

Retail — 3.8%
455,000	BB+	Brinker International Inc., Company Guaranteed Notes, 8.250% due 7/15/30(a)	481,068

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Retail — 3.8% — (continued)
		FirstCash Inc., Company Guaranteed Notes:
$432,000	BB	4.625% due 9/1/28(a)	$426,886
187,000	BB	5.625% due 1/1/30(a)	186,188
77,000	BB	6.875% due 3/1/32(a)	79,560
380,000	BB-	Kohl’s Corp., Senior Unsecured Notes, 5.125% due 5/1/31	321,822
		LBM Acquisition LLC:
686,000	CCC	Company Guaranteed Notes, 6.250% due 1/15/29(a)	523,866
375,000	B-	Senior Secured Notes, 9.500% due 6/15/31(a)	349,182
		Murphy Oil USA Inc., Company Guaranteed Notes:
725,000	BB+	4.750% due 9/15/29	718,662
110,000	BB+	3.750% due 2/15/31(a)	103,570
		Park River Holdings Inc.:
283,329	CCC	Secured Notes, 8.750% due 12/31/30(a)(b)	272,559
644,000	B-	Senior Secured Notes, 8.000% due 3/15/31(a)	649,795
490,000	B	Petco Health & Wellness Co., Inc., Senior Secured Notes, 8.250% due 2/1/31(a)	481,593
		PetSmart LLC/PetSmart Finance Corp.:
450,000	B-	Company Guaranteed Notes, 10.000% due 9/15/33(a)	451,790
250,000	BB-	Senior Secured Notes, 7.500% due 9/15/32(a)	253,153
552,000	BB-	QXO Building Products Inc., Senior Secured Notes, 6.750% due 4/30/32(a)	572,140

		Total Retail	5,871,834

Semiconductors — 0.3%
420,000	BB	Amkor Technology Inc., Company Guaranteed Notes, 5.875% due 10/1/33(a)	429,084

Software — 1.8%
375,000	B-	Capstone Borrower Inc., Senior Secured Notes, 8.000% due 6/15/30(a)	327,026
		Cloud Software Group Inc.:
140,000	B-	Secured Notes, 9.000% due 9/30/29(a)	136,587
		Senior Secured Notes:
355,000	B	6.500% due 3/31/29(a)	348,623
370,000	B	8.250% due 6/30/32(a)	370,344
365,000	B	6.625% due 8/15/33(a)	344,685
		Open Text Corp., Company Guaranteed Notes:
20,000	BB	3.875% due 2/15/28(a)	19,036
560,000	BB	3.875% due 12/1/29(a)	504,751
240,000	BB	Open Text Holdings Inc., Company Guaranteed Notes, 4.125% due 12/1/31(a)	209,856
1,116,480	B-	Rackspace Finance LLC, Senior Secured Notes, 3.500% due 5/15/28(a)	459,850

		Total Software	2,720,758

Telecommunications — 5.2%
1,235,000	CCC	Altice Financing SA, Senior Secured Notes, (Cost — $1,010,152, acquired 2/12/25), 5.000% due 1/15/28(a)(g)	870,492
		Bell Telephone Co. of Canada or Bell Canada, Company Guaranteed Notes:
438,000	BB+	6.875% (5-Year CMT Index + 2.390%) due 9/15/55(c)	457,635
330,000	BB+	7.000% (5-Year CMT Index + 2.363%) due 9/15/55(c)	349,368
734,000	Ba2(e)	Black Pearl Compute LLC, Senior Secured Notes, 6.125% due 2/15/31(a)	752,693
610,000	B+	C&W Senior Finance Ltd., Company Guaranteed Notes, 9.000% due 1/15/33(a)	634,082
460,000	B	Connect Finco Sarl/Connect U.S. Finco LLC, Senior Secured Notes, 9.000% due 9/15/29(a)	488,663
176,000	Ba3(e)	Flash Compute LLC, Senior Secured Notes, 7.250% due 12/31/30(a)	180,316
		Iliad Holding SAS, Senior Secured Notes:
133,000	B+	7.000% due 10/15/28(a)	134,844
200,000	B+	8.500% due 4/15/31(a)	214,398
985,000	B+	7.000% due 4/15/32(a)	1,012,319
		Rogers Communications Inc., Subordinated Notes:
286,000	BB	7.000% (5-Year CMT Index + 2.653%) due 4/15/55(c)	299,261
404,000	BB	7.125% (5-Year CMT Index + 2.620%) due 4/15/55(c)	428,207
535,000	BB-	Sable International Finance Ltd., Senior Secured Notes, 7.125% due 10/15/32(a)	542,051

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Telecommunications — 5.2% — (continued)
$564,000	CCC+	Viasat Inc., Senior Unsecured Notes, 7.500% due 5/30/31(a)(b)	$557,497
270,000	B+	Vmed O2 UK Financing I PLC, Senior Secured Notes, 7.750% due 4/15/32(a)	270,262
		Zayo Group Holdings Inc., Senior Secured Notes:
129,502	B-	9.250% (5.750% cash and 0.500% PIK until 3/30/27 then 7.750% until 3/30/28) due 3/9/30(a)(f)	126,231
755,436	CCC	13.750% (7.125% cash and 1.875% PIK until 3/30/27 then 5.375% until 3/30/28) due 9/9/30(a)(f)	684,614

		Total Telecommunications	8,002,933

Transportation — 0.9%
670,000	B2(e)	Star Leasing Co. LLC, Secured Notes, 7.625% due 2/15/30(a)	638,359
663,000	BB	Stonepeak Nile Parent LLC, Senior Secured Notes, 7.250% due 3/15/32(a)	705,219

		Total Transportation	1,343,578

		TOTAL CORPORATE BONDS & NOTES (Cost — $145,781,718)	146,144,088

SENIOR LOAN — 0.0%@

Mining — 0.0%@
378,583	NR	Arctic Canadian Diamond Company Ltd., 4.258% (3-Month USD-LIBOR + 2.000%) due 12/17/33(c)(j)
		(Cost — $366,576)	—

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $146,148,294)	146,144,088

SHORT-TERM INVESTMENTS(k) — 8.7%

MONEY MARKET FUND — 3.0%
4,562,496		Invesco STIT — Government & Agency Portfolio, Institutional Class, 3.674%(l)
		(Cost — $4,562,496)	4,562,496

TIME DEPOSITS — 5.7%
3,498,028		Citibank — New York, 2.980% due 3/2/26	3,498,028
5,406,290		JPMorgan Chase & Co. — New York, 2.980% due 3/2/26	5,406,290

		TOTAL TIME DEPOSITS (Cost — $8,904,318)	8,904,318

		TOTAL SHORT-TERM INVESTMENTS (Cost — $13,466,814)	13,466,814

		TOTAL INVESTMENTS — 102.9% (Cost — $159,615,108)	159,610,902

		Liabilities in Excess of Other Assets — (2.9)%	(4,540,568)

		TOTAL NET ASSETS — 100.0%	$155,070,334

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
*	Non-income producing security.
@	The amount is less than 0.05%.
(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 28, 2026, amounts to $130,271,376 and represents 84.0% of net assets.

(b)	All or a portion of this security is on loan (see Note 1).
(c)	Variable rate security. Interest rate disclosed is that which was in effect at February 28, 2026.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Rating by Moody’s Investors Service.
(f)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(g)	The aggregate value of restricted securities (excluding 144A holdings) at February 28, 2026, amounts to $1,807,162 and represents 1.2% of net assets.
(h)	Rating by Fitch Ratings Service.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

(i)	Security is currently in default.
(j)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(k)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 5.7%.
(l)	Represents investments of collateral received from securities lending transactions.
#	Security that used significant unobservable inputs to determine fair value. At February 28, 2026, the Fund held a Level 3 security with a total value of $0, representing 0.0% of net assets.

At February 28, 2026, for High Yield Fund the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
High Yield Fund	$ 159,615,108	$ 3,135,684	$ (3,139,890)	$ (4,206)

Abbreviations used in this schedule:
CMT	— Constant Maturity Treasury Rate
DAC	— Designated Activity Company
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
PLC	— Public Limited Company

Currency abbreviation used in this schedule:
USD	— United States Dollar

Summary of Investments by Security Type^
Corporate Bonds & Notes	94.3%
Senior Loan	0.0	*
Short-Term Investments	5.7

Total Investments	100.0	%+

^	As a percentage of total investments.
*	Position represents less than 0.05%.
+	Does not reflect investments of collateral received from securities lending transactions.

See pages 268-269 for definitions of ratings.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

SOVEREIGN BONDS — 43.6%

Australia — 2.1%
		Australia Government Bonds:
100,000	AUD	2.500% due 5/21/30	$66,411
50,000	AUD	1.750% due 6/21/51	18,513
		New South Wales Treasury Corp.:
1,000,000	AUD	2.000% due 3/8/33	591,389
1,200,000	AUD	1.750% due 3/20/34	670,831
500,000	AUD	3.500% due 11/20/37	297,951
300,000	AUD	Northern Territory Treasury Corp., 6.000% due 4/21/39	218,730
		Queensland Treasury Corp.:
600,000	AUD	2.000% due 8/22/33	348,472
200,000	AUD	1.750% due 7/20/34(a)	110,097
1,000,000	AUD	5.250% due 7/21/36(a)	710,568
		Treasury Corp. of Victoria:
400,000	AUD	4.250% due 12/20/32	274,572
1,000,000	AUD	2.250% due 9/15/33	589,618
400,000	AUD	2.000% due 9/17/35	215,529

		Total Australia	4,112,681

Brazil — 2.0%
20,000,000	BRL	Brazil Letras do Tesouro Nacional, zero coupon due 4/1/26	3,854,168

Bulgaria — 0.3%
		Bulgaria Government International Bonds:
300,000	EUR	3.375% due 7/18/35	354,611
200,000	EUR	4.125% due 7/18/45	233,483

		Total Bulgaria	588,094

Canada — 0.9%
2,100,000	CAD	Canadian Government Bonds, 3.000% due 6/1/34	1,538,118
27,900,000	INR	Export Development Canada, 7.130% due 3/11/29(a)	308,864

		Total Canada	1,846,982

Chile — 0.1%
$200,000		Chile Government International Bonds, 4.850% due 1/22/29	204,750

China — 4.2%
		China Development Bank:
7,600,000	CNY	2.820% due 5/22/33	1,175,337
22,220,000	CNY	2.630% due 1/8/34	3,404,968
		China Government Bonds:
5,600,000	CNY	1.650% due 5/15/35	807,420
4,090,000	CNY	3.190% due 4/15/53	698,133
12,700,000	CNY	2.190% due 9/25/54	1,793,257
2,300,000	CNY	1.920% due 1/15/55	307,634

		Total China	8,186,749

Colombia — 1.1%
		Colombian TES:
2,158,400,000	COP	11.000% due 8/22/29	526,027
1,884,100,000	COP	13.250% due 2/9/33	486,497
2,053,500,000	COP	11.750% due 1/24/35	499,852
2,176,300,000	COP	12.750% due 11/28/40	541,978

		Total Colombia	2,054,354

France — 3.7%
6,000,000	EUR	French Republic Government Bonds OAT, 2.750% due 2/25/30(a)	7,185,841

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

SOVEREIGN BONDS — 43.6% — (continued)

Israel — 0.9%
		Israel Government International Bonds:
$300,000		5.375% due 3/12/29	$309,359
900,000		5.375% due 2/19/30	932,718
300,000		5.500% due 3/12/34	312,256
300,000		5.750% due 3/12/54	294,174

		Total Israel	1,848,507

Italy — 0.3%
400,000	GBP	Republic of Italy Government International Bonds, 6.000% due 8/4/28	562,136

Japan — 7.0%
50,000,000	JPY	Japan Government Five Year Bonds, 0.400% due 6/20/29	310,049
120,000,000	JPY	Japan Government Forty Year Bonds, 2.200% due 3/20/64	564,889
		Japan Government Thirty Year Bonds:
210,000,000	JPY	1.700% due 9/20/44	1,116,569
240,000,000	JPY	1.400% due 9/20/45	1,185,691
152,000,000	JPY	0.500% due 9/20/46	601,488
98,000,000	JPY	0.700% due 12/20/48	379,552
38,700,000	JPY	0.500% due 3/20/49	140,604
60,000,000	JPY	0.700% due 12/20/50	217,436
60,000,000	JPY	0.700% due 3/20/51	215,365
125,000,000	JPY	0.700% due 6/20/51	444,518
180,000,000	JPY	0.700% due 12/20/51	628,821
69,400,000	JPY	1.800% due 3/20/54	319,757
202,000,000	JPY	2.200% due 6/20/54	1,023,188
60,000,000	JPY	3.200% due 9/20/55	373,982
		Japan Government Twenty Year Bonds:
131,000,000	JPY	1.200% due 9/20/35	774,947
200,000,000	JPY	1.000% due 12/20/35	1,154,974
20,000,000	JPY	0.400% due 3/20/36	107,973
100,000,000	JPY	0.400% due 6/20/40	474,500
130,000,000	JPY	1.800% due 9/20/44	702,777
180,000,000	JPY	2.000% due 12/20/44	1,002,314
74,000,000	JPY	2.400% due 3/20/45	438,103
		Japanese Government CPI Linked Bonds:
167,409,480	JPY	0.100% due 3/10/28	1,072,626
53,155,590	JPY	0.100% due 3/10/29	341,663

		Total Japan	13,591,786

Kuwait — 0.5%
		Kuwait International Government Bonds:
400,000		4.016% due 10/9/28(a)	402,362
200,000		4.136% due 10/9/30(a)	201,045
300,000		4.652% due 10/9/35(a)	302,655

		Total Kuwait	906,062

Luxembourg — 0.5%
1,000,000		Eagle Funding Luxco Sarl, 5.500% due 8/17/30(a)	1,021,250

Malaysia — 1.9%
		Malaysia Government Bonds:
12,523,000	MYR	3.519% due 4/20/28	3,250,990
900,000	MYR	2.632% due 4/15/31	223,790
160,000	MYR	3.582% due 7/15/32	41,487
860,000	MYR	Malaysia Government Investment Issues, 4.193% due 10/7/32	231,189

		Total Malaysia	3,747,456

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

SOVEREIGN BONDS — 43.6% — (continued)

Peru — 1.5%
		Peru Government Bonds:
1,300,000	PEN	7.300% due 8/12/33(a)	$443,445
3,400,000	PEN	6.850% due 8/12/35(a)	1,085,708
900,000	PEN	7.600% due 8/12/39(a)	292,405
		Peruvian Government International Bonds:
2,321,000	PEN	6.950% due 8/12/31	775,615
1,400,000	PEN	5.400% due 8/12/34	416,294

		Total Peru	3,013,467

Poland — 0.2%
		Poland Government International Bonds:
$100,000		4.875% due 2/12/30	103,898
100,000		5.125% due 9/18/34	104,113
100,000		5.375% due 2/12/35	105,165

		Total Poland	313,176

Romania — 0.5%
		Romanian Government International Bonds:
600,000	EUR	6.625% due 9/27/29	785,651
200,000	EUR	1.750% due 7/13/30(a)	217,930

		Total Romania	1,003,581

Saudi Arabia — 0.8%
		Saudi Government International Bonds:
400,000		5.125% due 1/13/28(a)	408,727
400,000		4.750% due 1/18/28(a)	405,766
500,000	EUR	3.375% due 3/5/32(a)	596,731
200,000		4.875% due 7/18/33(a)	204,083

		Total Saudi Arabia	1,615,307

Serbia — 0.1%
		Serbia International Bonds:
100,000	EUR	1.000% due 9/23/28(a)	111,807
100,000	EUR	1.650% due 3/3/33(a)	102,127

		Total Serbia	213,934

South Africa — 1.7%
		South Africa Government Bonds:
8,800,000	ZAR	8.000% due 1/31/30	569,040
38,400,000	ZAR	8.875% due 2/28/35	2,553,908
1,600,000	ZAR	6.250% due 3/31/36	87,991
2,300,000	ZAR	9.000% due 1/31/40	150,621

		Total South Africa	3,361,560

South Korea — 0.2%
400,000		Korea National Oil Corp., 4.250% due 9/30/29(a)	405,198

Spain — 7.0%
100,000	EUR	Autonomous Community of Catalonia, 4.220% due 4/26/35	124,817
		Spain Government Bonds:
400,000	EUR	1.450% due 10/31/27(a)	468,102
2,200,000	EUR	2.400% due 5/31/28	2,615,333
36,000	EUR	1.450% due 4/30/29(a)	41,583
240,000	EUR	3.500% due 5/31/29	294,796
5,180,000	EUR	3.450% due 10/31/34(a)	6,369,910
2,560,000	EUR	3.150% due 4/30/35(a)	3,069,267
500,000	EUR	1.900% due 10/31/52(a)	402,407

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

SOVEREIGN BONDS — 43.6% — (continued)

Spain — 7.0% — (continued)
200,000	EUR	4.000% due 10/31/54(a)	$241,446

		Total Spain	13,627,661

Supranational — 0.6%
1,000,000	EUR	European Union, 3.750% due 10/12/45	1,197,297

Thailand — 0.2%
		Thailand Government Bonds:
3,217,000	THB	1.840% due 5/17/36	104,568
7,300,000	THB	2.700% due 6/17/40	251,599
3,200,000	THB	2.980% due 6/17/45	110,080

		Total Thailand	466,247

United Kingdom — 5.3%
		United Kingdom Gilts:
4,200,000	GBP	4.375% due 3/7/30	5,806,271
1,350,000	GBP	3.250% due 1/22/44	1,465,332
700,000	GBP	3.500% due 1/22/45	780,433
500,000	GBP	1.750% due 1/22/49	377,374
1,400,000	GBP	0.625% due 10/22/50	724,133
1,300,000	GBP	1.250% due 7/31/51	804,738
100,000	GBP	4.375% due 7/31/54	121,275
500,000	GBP	1.125% due 10/22/73	222,763

		Total United Kingdom	10,302,319

		TOTAL SOVEREIGN BONDS (Cost — $91,728,294)	85,230,563

MORTGAGE-BACKED SECURITIES — 40.7%

FHLMC — 4.4%
		Federal Home Loan Mortgage Corp. (FHLMC):
$22,629		3.500% due 10/1/39	22,054
341,050		2.500% due 12/1/51	296,012
78,443		2.000% due 3/1/52	65,102
1,075,301		4.500% due 9/1/52 — 10/1/52	1,069,047
3,282,695		6.500% due 1/1/53 — 11/1/53	3,414,644
2,360,131		5.000% due 3/1/53 — 6/1/54	2,385,144
1,323,361		6.000% due 12/1/53 — 9/1/54	1,359,893

		Total FHLMC	8,611,896

FNMA — 29.3%
		Federal National Mortgage Association (FNMA):
737,316		4.500% due 9/1/34 — 6/1/52	732,952
272,238		3.500% due 10/1/34 — 6/1/50	261,668
7,490		6.236% (1-Year CMT Index + 2.360%) due 11/1/34(b)	7,840
375,193		3.000% due 10/1/49 — 5/1/51	340,364
69,909		4.000% due 6/1/50	68,751
383,796		2.000% due 3/1/52	319,446
6,613,859		6.000% due 4/1/53 — 7/1/54	6,822,619
1,249,951		5.000% due 5/1/53 — 6/1/54	1,258,444
4,665,509		6.500% due 7/1/53 — 8/1/54	4,850,975
482,357		5.500% due 9/1/53	491,608
344,000		4.000% due 3/1/56(c)	334,480
3,637,000		4.500% due 3/1/56(c)	3,597,952
30,960,000		5.000% due 4/1/56(c)	31,070,426
240,000		5.500% due 4/1/56(c)	243,651
6,500,000		6.500% due 4/1/56(c)	6,754,929

		Total FNMA	57,156,105

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

MORTGAGE-BACKED SECURITIES — 40.7% — (continued)

GNMA — 7.0%
		Government National Mortgage Association II (GNMA):
$538		6.000% due 9/20/38	$547
5,053,328		3.000% due 11/20/51 — 6/20/52	4,640,524
6,629,295		3.500% due 12/20/52 — 2/20/55	6,238,610
300,000		2.500% due 3/20/56(c)	264,782
700,000		3.500% due 3/20/56(c)	657,891
1,800,000		6.500% due 4/20/56(c)	1,868,795

		Total GNMA	13,671,149

		TOTAL MORTGAGE-BACKED SECURITIES (Cost — $78,507,486)	79,439,150

CORPORATE BONDS & NOTES — 12.8%

Australia — 1.0%
2,800,000	AUD	Project Cashmere, 4.543% due 12/30/57(a)(d)(e)	1,992,480

Belgium — 0.1%
200,000		KBC Group NV, Senior Unsecured Notes, 5.796% (1-Year CMT Index + 2.100%) due 1/19/29(a)(b)	206,674

Canada — 1.3%
800,000		Canadian Imperial Bank of Commerce, Covered Notes, 4.876% due 1/14/30(a)	834,238
100,000	EUR	Fairfax Financial Holdings Ltd., Senior Unsecured Notes, 2.750% due 3/29/28	118,233
		Royal Bank of Canada, Senior Unsecured Notes:
400,000		4.969% (SOFR + 1.100%) due 8/2/30(b)	411,973
400,000		4.696% (SOFR + 1.060%) due 8/6/31(b)	408,972
700,000		Toronto-Dominion Bank (The), Covered Notes, 4.814% due 7/16/27(a)	711,601

		Total Canada	2,485,017

Cayman Islands — 0.3%
400,000		Foxconn Far East Ltd., Company Guaranteed Notes, 1.875% due 8/25/28	375,057
200,000		Sands China Ltd., Senior Unsecured Notes, 5.400% due 8/8/28	204,326

		Total Cayman Islands	579,383

Denmark — 0.0%@
		Jyske Realkredit AS, Covered Notes:
31,614	DKK	1.000% due 10/1/50	3,802
443,531	DKK	1.500% due 10/1/53	57,303
		Nordea Kredit Realkreditaktieselskab, Covered Notes:
15	DKK	1.000% due 10/1/50	2
176,799	DKK	1.500% due 10/1/53	22,876

		Total Denmark	83,983

France — 0.6%
400,000		BPCE SA, Senior Non-Preferred Notes, 6.612% (SOFR + 1.980%) due 10/19/27(a)(b)	406,463
800,000		Credit Agricole SA, Senior Non-Preferred Notes, 5.862% (SOFR + 1.740%) due 1/9/36(a)(b)	850,613

		Total France	1,257,076

Germany — 0.2%
400,000		Deutsche Bank AG, Senior Non-Preferred Notes, 2.552% (SOFR + 1.318%) due 1/7/28(b)	395,067

Italy — 0.1%
100,000	EUR	Banca Monte dei Paschi di Siena SpA, Covered Notes, 0.875% due 10/8/26	117,279

Japan — 0.5%
200,000		Nomura Holdings Inc., Senior Unsecured Notes, 2.329% due 1/22/27	197,243
500,000		Sumitomo Mitsui Financial Group Inc., Senior Unsecured Notes, 5.246% (SOFR + 1.500%) due 7/8/36(b)	517,578
200,000		Sumitomo Mitsui Trust Bank Ltd., Senior Unsecured Notes, 5.200% due 3/7/29(a)	207,148

		Total Japan	921,969

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

CORPORATE BONDS & NOTES — 12.8% — (continued)

Qatar — 0.1%
$200,000		QatarEnergy, Senior Unsecured Notes, 2.250% due 7/12/31(a)	$182,190

Switzerland — 0.4%
		UBS Group AG, Senior Unsecured Notes:
250,000		4.282% due 1/9/28(a)	250,719
250,000		3.869% (3-Month USD-LIBOR + 1.410%) due 1/12/29(a)(b)	249,317
300,000		4.194% (SOFR + 3.730%) due 4/1/31(a)(b)	299,340

		Total Switzerland	799,376

United Arab Emirates — 0.4%
		Abu Dhabi Developmental Holding Co. PJSC, Senior Unsecured Notes:
200,000		4.500% due 5/6/30(a)	202,908
500,000		4.375% due 10/2/31(a)	502,220

		Total United Arab Emirates	705,128

United Kingdom — 2.1%
		Barclays PLC, Senior Unsecured Notes:
800,000		6.496% (SOFR + 1.880%) due 9/13/27(b)	810,308
400,000	EUR	4.918% (EUR Swap Rate + 1.750%) due 8/8/30(b)	501,800
200,000		HSBC Holdings PLC, Senior Unsecured Notes, 4.041% (3-Month Term SOFR + 1.808%) due 3/13/28(b)	200,154
300,000		Lloyds Banking Group PLC, Senior Unsecured Notes, 5.721% (1-Year CMT Index + 1.070%) due 6/5/30(b)	315,202
300,000		Nationwide Building Society, Senior Non-Preferred Notes, 2.972% (SOFR + 1.290%) due 2/16/28(a)(b)	297,086
500,000		Santander UK Group Holdings PLC, Senior Unsecured Notes, 6.534% (SOFR + 2.600%) due 1/10/29(b)	521,949
900,000		Standard Chartered PLC, Senior Unsecured Notes, 6.750% (1-Year CMT Index + 1.850%) due 2/8/28(a)(b)	922,506
500,000	EUR	Vmed O2 UK Financing I PLC, Senior Secured Notes, 5.625% due 4/15/32(a)	575,121

		Total United Kingdom	4,144,126

United States — 5.7%
		Athene Global Funding:
500,000		Secured Notes, 4.431% (SOFR + 0.750%) due 7/16/26(a)(b)	500,669
300,000		Senior Secured Notes, 5.516% due 3/25/27(a)	304,596
		Bank of America Corp., Senior Unsecured Notes:
500,000		5.202% (SOFR + 1.630%) due 4/25/29(b)	512,400
700,000		1.898% (SOFR + 1.530%) due 7/23/31(b)	636,045
600,000		5.511% (SOFR + 1.310%) due 1/24/36(b)	630,008
300,000		5.045% (SOFR + 1.130%) due 2/6/37(b)	304,436
1,800,000		Beignet Investor LLC, Senior Secured Notes, 6.581% due 5/30/49(a)	1,912,628
150,000		GA Global Funding Trust, Secured Notes, 2.250% due 1/6/27(a)	147,789
100,000		Goldman Sachs Bank USA, Senior Unsecured Notes, 5.283% (SOFR + 0.777%) due 3/18/27(b)	100,057
		Goldman Sachs Group Inc. (The), Senior Unsecured Notes:
400,000		6.484% (SOFR + 1.770%) due 10/24/29(b)	423,686
600,000		5.727% (SOFR + 1.265%) due 4/25/30(b)	627,015
500,000		5.851% (SOFR + 1.552%) due 4/25/35(b)	533,468
400,000		5.330% (SOFR + 1.550%) due 7/23/35(b)	413,117
		JPMorgan Chase & Co., Senior Unsecured Notes:
600,000		4.603% (SOFR + 1.040%) due 10/22/30(b)	611,371
400,000		5.502% (SOFR + 1.315%) due 1/24/36(b)	421,188
1,300,000		Lehman Brothers Holdings Inc., Senior Unsecured Notes, 0.000% due 5/25/49*(e)(f)	780
600,000		Lincoln Financial Global Funding, Secured Notes, 5.300% due 1/13/30(a)	617,042
200,000		PacifiCorp, 1st Mortgage Notes, 5.300% due 2/15/31	207,867
		Philip Morris International Inc., Senior Unsecured Notes:
200,000		4.875% due 2/13/29	205,713
300,000	EUR	3.250% due 6/6/32	354,873

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

CORPORATE BONDS & NOTES — 12.8% — (continued)

United States — 5.7% — (continued)
100,000	EUR	Southern Co. (The), Junior Subordinated Notes, 1.875% (2.108% — 5-Year EUR Swap Rate) due 9/15/81(g)	$115,732
		Wells Fargo & Co., Senior Unsecured Notes:
$600,000		4.808% (SOFR + 1.980%) due 7/25/28(b)	606,771
500,000	EUR	3.900% (3-Month EURIBOR + 1.220%) due 7/22/32(b)	611,244
300,000		4.892% (SOFR + 1.340%) due 9/15/36(b)	300,959

		Total United States	11,099,454

		TOTAL CORPORATE BONDS & NOTES (Cost — $24,276,312)	24,969,202

COLLATERALIZED MORTGAGE OBLIGATIONS — 8.2%

Asset-Backed Securities — 1.3%
236,734		ACE Securities Corp. Home Equity Loan Trust, Series 2005-HE5, Class M4, 4.688% (1-Month Term SOFR + 1.014%) due 8/25/35(b)	238,557
287,248		Argent Mortgage Loan Trust, Series 2005-W1, Class A1, 4.268% (1-Month Term SOFR + 0.594%) due 5/25/35(b)	267,416
115,243		Bayview Financial Asset Trust, Series 2007-SR1A, Class A, 4.238% (1-Month Term SOFR + 0.564%) due 3/25/37(a)(b)	116,432
		Countrywide Asset-Backed Certificates:
183,307		Series 2007-9, Class 2A4, 4.038% (1-Month Term SOFR + 0.364%) due 2/25/36(b)	180,268
29,736		Series 2007-12, Class 1A1, 4.528% (1-Month Term SOFR + 0.854%) due 8/25/47(b)	29,582
211,074		Series 2007-13, Class 1A, 4.628% (1-Month Term SOFR + 0.954%) due 10/25/47(b)	207,575
120,493		CSAB Mortgage-Backed Trust, Series 2006-4, Class A6A, step bond to yield, 6.184% due 12/25/36	16,784
240,402		Ellington Loan Acquisition Trust, Series 2007-2, Class A1, 4.838% (1-Month Term SOFR + 2.214%) due 5/25/37(a)(b)	239,938
398,280		NovaStar Mortgage Funding Trust, Series 2006-1, Class A2D, 4.328% (1-Month Term SOFR + 0.654%) due 5/25/36(b)	392,916
44,954		Option One Mortgage Loan Trust, Series 2007-CP1, Class 1A1, 3.928% (1-Month Term SOFR + 0.254%) due 3/25/37(b)	41,946
773,779		Soundview Home Loan Trust, Series 2006-3, Class A4, 4.288% (1-Month Term SOFR + 0.614%) due 11/25/36(b)	747,601

		Total Asset-Backed Securities	2,479,015

Mortgage Securities — 6.9%
152,208	GBP	ALBA PLC, Series 2007-1, Class A3, 4.066% (Sterling Overnight Index Average + 0.289%) due 3/17/39(b)	202,310
4,097		Banc of America Funding Trust, Series 2006-A, Class 1A1, 5.712% due 2/20/36(b)	3,933
		Bear Stearns Adjustable Rate Mortgage Trust:
1,254		Series 2003-5, Class 1A2, 5.013% due 8/25/33(b)	1,236
1,183		Series 2003-7, Class 6A, 5.710% due 10/25/33(b)	1,155
4,233		Series 2004-2, Class 22A, 6.811% due 5/25/34(b)	4,158
1,422		Series 2004-2, Class 23A, 4.000% due 5/25/34(b)	1,308
24,654		Bear Stearns Structured Products Inc. Trust, Series 2007-R6, Class 1A1, 4.896% due 1/26/36(b)	17,799
567,047		Chase Home Lending Mortgage Trust, Series 2025-RPL1, Class A1A, 3.375% due 4/25/65(a)(b)	521,566
		Countrywide Alternative Loan Trust:
2,672		Series 2005-21CB, Class A3, 5.250% due 6/25/35	1,999
16,428		Series 2007-16CB, Class 5A1, 6.250% due 8/25/37	7,338
32,787		Series 2007-11T1, Class A12, 4.138% (1-Month Term SOFR + 0.464%) due 5/25/37(b)	10,260
24,901		Series 2007-7T2, Class A9, 6.000% due 4/25/37	10,174
		Countrywide Home Loan Mortgage Pass-Through Trust:
33,956		Series 2005-2, Class 1A1, 4.428% (1-Month Term SOFR + 0.754%) due 3/25/35(b)	31,861
395		Series 2005-3, Class 2A1, 4.368% (1-Month Term SOFR + 0.694%) due 4/25/35(b)	389
31,911		Series 2005-9, Class 1A3, 4.248% (1-Month Term SOFR + 0.574%) due 5/25/35(b)	28,581
10,729		Series 2005-11, Class 3A1, 3.636% due 4/25/35(b)	7,305
3,918		Series 2005-HYB9, Class 3A2A, 6.224% (1-Year Term SOFR + 2.465%) due 2/20/36(b)	3,519
490,325		Series 2007-4, Class 1A47, 6.000% due 5/25/37	197,744

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 8.2% — (continued)

Mortgage Securities — 6.9% — (continued)
$91,937		Series 2007-19, Class 2A1, 6.500% due 11/25/47	$44,629
		Credit Suisse Commercial Mortgage Capital Trust:
34,401		Series 2007-5R, Class A5, 6.500% due 7/26/36	7,169
66,423		Series 2021-INV1, Class A3, 2.500% due 7/25/56(a)(b)	57,063
328,218		Deutsche Alternative-A Securities Mortgage Loan Trust, Series 2007-3, Class 2A1, 5.288% (1-Month Term SOFR + 1.614%) due 10/25/47(b)	260,010
13,228	GBP	Eurohome UK Mortgages PLC, Series 2007-1, Class A, 4.051% (Sterling Overnight Index Average + 0.269%) due 6/15/44(b)	17,824
75,925	GBP	Eurosail-UK PLC, Series 2007-4X, Class A3, 4.852% (Sterling Overnight Index Average + 1.069%) due 6/13/45(b)	102,253
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
1,702		Series 2391, Class FJ, 4.273% (30-Day Average SOFR + 0.614%) due 4/15/28(b)	1,703
12,058		Series 2614, Class SJ, 9.288% (19.348% — 30-Day Average SOFR) due 5/15/33(g)	13,997
42,122		Series 4579, Class FD, 4.265% (30-Day Average SOFR + 0.464%) due 1/15/38(b)	41,599
42,122		Series 4579, Class SD, 2.079% due 1/15/38(b)(h)	2,058
680,706		Series 5513, Class MF, 4.607% (30-Day Average SOFR + 0.940%) due 11/25/54(b)	685,106
		Federal Home Loan Mortgage Corp. (FHLMC), Structured Pass-Through Certificates:
4,488		Series T-35, Class A, 4.062% (30-Day Average SOFR + 0.394%) due 9/25/31(b)	4,498
12,470		Series T-62, Class 1A1, 5.115% (1-Year Treasury Average Rate + 1.200%) due 10/25/44(b)	11,568
2,964		Federal National Mortgage Association (FNMA), Grantor Trust, Series 2004-T3, Class 1A1, 6.000% due 2/25/44	2,995
17,303		Federal National Mortgage Association (FNMA), REMIC Trust, Series 2004-W12, Class 1A1, 6.000% due 7/25/44	18,145
		Federal National Mortgage Association (FNMA), REMICS:
2,927		Series 2003-34, Class A1, 6.000% due 4/25/43	2,977
3,091		Series 2006-48, Class TF, 4.182% (30-Day Average SOFR + 0.514%) due 6/25/36(b)	3,076
35,890		Series 2009-104, Class FA, 4.582% (30-Day Average SOFR + 0.914%) due 12/25/39(b)	36,219
629,144		Series 2024-90, Class FA, 5.167% (30-Day Average SOFR + 1.500%) due 12/25/54(b)	636,658
330,044		Series 2025-6, Class GF, 5.067% (30-Day Average SOFR + 1.400%) due 2/25/55(b)	333,314
733,887		GCAT Trust, Series 2023-NQM4, Class A1, 4.250% due 5/25/67(a)(b)	715,880
6,126		GMACM Mortgage Loan Trust, Series 2005-AR6, Class 3A1, 3.723% due 11/19/35(b)	5,467
		Government National Mortgage Association (GNMA):
43,088		Series 2016-H15, Class FA, 4.597% (1-Month Term SOFR + 0.914%) due 7/20/66(b)	43,265
2,035		Series 2017-121, Class PE, 3.000% due 7/20/46	2,015
466,814		Series 2024-H07, Class JF, 4.452% (30-Day Average SOFR + 0.790%) due 4/20/74(b)	471,030
701,214		GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ4, Class A4, 2.500% due 9/25/52(a)(b)	602,408
		GS Mortgage-Backed Securities Trust:
71,231		Series 2021-GR3, Class A2, 2.500% due 4/25/52(a)(b)	61,194
72,366		Series 2021-INV1, Class A2, 2.500% due 12/25/51(a)(b)	62,169
		GSR Mortgage Loan Trust:
1,231		Series 2003-1, Class A2, 5.880% (1-Year CMT Index + 1.750%) due 3/25/33(b)	1,244
25,630		Series 2005-AR7, Class 2A1, 4.743% due 11/25/35(b)	24,898
		Harborview Mortgage Loan Trust:
7,904		Series 2005-2, Class 2A1A, 4.221% (1-Month Term SOFR + 0.554%) due 5/19/35(b)	7,748
9,186		Series 2005-3, Class 2A1A, 4.261% (1-Month Term SOFR + 0.594%) due 6/19/35(b)	9,109
36,060		Series 2006-SB1, Class A1A, 4.765% (1-Year Treasury Average Rate + 0.850%) due 12/19/36(b)	33,992
50,368		Series 2007-1, Class 2A1A, 4.041% (1-Month Term SOFR + 0.374%) due 3/19/37(b)	47,502
		JP Morgan Mortgage Trust:
539		Series 2003-A2, Class 3A1, 5.797% due 11/25/33(b)	526
310		Series 2005-A1, Class 6T1, 5.138% due 2/25/35(b)	303
294,827		Series 2021-10, Class A3, 2.500% due 12/25/51(a)(b)	253,100
845,482		Series 2021-INV4, Class A2, 3.000% due 1/25/52(a)(b)	756,969
701,819		Series 2021-INV8, Class A2, 3.000% due 5/25/52(a)(b)	629,222
539,989		Series 2022-INV1, Class A3, 3.000% due 3/25/52(a)(b)	482,810
685,993		Series 2022-LTV2, Class A3, 3.500% due 9/25/52(a)(b)	641,150

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 8.2% — (continued)

Mortgage Securities — 6.9% — (continued)
219,075	GBP	Ludgate Funding PLC, Series 2007-1, Class A2A, 4.023% (Sterling Overnight Index Average + 0.279%) due 1/1/61(b)	$290,028
$300,000		Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.130% due 9/10/39(a)	289,915
1,222		Merrill Lynch Mortgage Investors Trust, Series 2003-A2, Class 1A1, 5.900% due 2/25/33(b)	1,156
		MFA Trust:
42,909		Series 2020-NQM2, Class A1, 1.381% due 4/25/65(a)(b)	42,213
277,807		Series 2023-NQM4, Class A1, step bond to yield, 6.105% due 12/25/68(a)	280,634
		New Residential Mortgage Loan Trust:
103,330		Series 2019-RPL3, Class A1, 2.750% due 7/25/59(a)(b)	100,807
112,995		Series 2020-RPL1, Class A1, 2.750% due 11/25/59(a)(b)	109,577
226,831	GBP	Newgate Funding PLC, Series 2007-1X, Class A3, 4.025% (Sterling Overnight Index Average + 0.279%) due 12/1/50(b)	301,645
400,000		NYO Commercial Mortgage Trust, Series 2021-1290, Class A, 4.869% (1-Month Term SOFR + 1.209%) due 11/15/38(a)(b)	399,520
765,734		OBX Trust, Series 2024-HYB1, Class A1, 3.632% due 3/25/53(a)(b)	768,026
283,173		One New York Plaza Trust, Series 2020-1NYP, Class A, 4.724% (1-Month Term SOFR + 1.064%) due 1/15/36(a)(b)	277,152
267,313		PRKCM Trust, Series 2023-AFC4, Class A1, step bond to yield, 7.225% due 11/25/58(a)	270,455
304,278		PRPM Trust, Series 2023-NQM3, Class A1, step bond to yield, 6.221% due 11/25/68(a)	307,236
		RALI Trust:
60,469		Series 2006-QS6, Class 1A1, 6.000% due 6/25/36	50,555
40,184		Series 2007-QO2, Class A1, 3.938% (1-Month Term SOFR + 0.264%) due 2/25/47(b)	11,892
		Residential Asset Securitization Trust:
13,319		Series 2005-A15, Class 5A1, 5.750% due 2/25/36	4,836
36,614		Series 2006-R1, Class A2, 4.188% (1-Month Term SOFR + 0.514%) due 1/25/46(b)	9,973
107,524	GBP	ResLoC UK PLC, Series 2007-1X, Class A3B, 4.061% (Sterling Overnight Index Average + 0.279%) due 12/15/43(b)	143,333
		RMAC Securities No 1 PLC:
107,135	GBP	Series 2006-NS1X, Class A2A, 4.060% (Sterling Overnight Index Average + 0.269%) due 6/12/44(b)	143,141
206,451	GBP	Series 2006-NS3X, Class A2A, 4.060% (Sterling Overnight Index Average + 0.269%) due 6/12/44(b)	274,860
		Structured Adjustable Rate Mortgage Loan Trust:
1,205		Series 2004-1, Class 4A1, 5.940% due 2/25/34(b)	1,172
416		Series 2004-4, Class 3A2, 5.970% due 4/25/34(b)	414
17,266		Series 2004-19, Class 2A1, 5.315% (1-Year Treasury Average Rate + 1.400%) due 1/25/35(b)	16,204
		Structured Asset Mortgage Investments II Trust:
16,066		Series 2005-AR2, Class 2A1, 4.248% (1-Month Term SOFR + 0.574%) due 5/25/45(b)	15,536
17,825		Series 2005-AR8, Class A1A, 4.348% (1-Month Term SOFR + 0.674%) due 2/25/36(b)	15,381
15,369		Series 2006-AR5, Class 1A1, 4.208% (1-Month Term SOFR + 0.534%) due 5/25/36(b)	10,943
80,006		Series 2007-AR4, Class A3, 4.228% (1-Month Term SOFR + 0.554%) due 9/25/47(b)	73,168
44,845		Series 2007-AR6, Class A1, 5.415% (1-Year Treasury Average Rate + 1.500%) due 8/25/47(b)	39,236
38,883		Structured Asset Securities Corp., Series 2006-RF1, Class 1A, 4.068% (1-Month Term SOFR + 0.394%) due 1/25/36(a)(b)	32,855
312,176	GBP	Towd Point Mortgage Funding Granite 6 PLC, Series 2024-GR6A, Class A1, 4.670% (Sterling Overnight Index Average + 0.925%) due 7/20/53(a)(b)	421,628
		Towd Point Mortgage Trust:
356,101		Series 2019-4, Class A1, 2.900% due 10/25/59(a)(b)	346,308
81,897		Series 2020-1, Class A1, 2.710% due 1/25/60(a)(b)	79,698
76,519		UWM Mortgage Trust, Series 2021-INV5, Class A12, 3.000% due 1/25/52(a)(b)	68,562
		WaMu Mortgage Pass-Through Certificates Trust:
2,154		Series 2002-AR9, Class 1A, 5.315% (1-Year Treasury Average Rate + 1.400%) due 8/25/42(b)	2,120
815		Series 2003-AR5, Class A7, 5.723% due 6/25/33(b)	819
27,313		Series 2003-AR9, Class 2A, 5.690% due 9/25/33(b)	26,832
71,336		Series 2004-AR1, Class A, 5.712% due 3/25/34(b)	72,859
9,088		Series 2005-AR13, Class A1A1, 4.368% (1-Month Term SOFR + 0.694%) due 10/25/45(b)	8,899
18,012		Series 2006-AR10, Class 2A1, 4.143% due 9/25/36(b)	15,552
27,632		Series 2006-AR13, Class 2A, 5.415% (1-Year Treasury Average Rate + 1.500%) due 10/25/46(b)	26,727

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 8.2% — (continued)

Mortgage Securities — 6.9% — (continued)
$13,702		Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR5, Class 3A, 4.855% (1-Year Treasury Average Rate + 0.940%) due 7/25/46(b)	$8,622
33,424		Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Series 2002-AR3, Class 1A7, 5.985% due 12/25/32(b)	33,315

		Total Mortgage Securities	13,581,301

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $17,008,253)	16,060,316

U.S. GOVERNMENT OBLIGATIONS — 7.5%
		U.S. Treasury Bonds:
200,000		1.375% due 11/15/40	134,410
1,100,000		1.875% due 2/15/41	794,514
975,000		4.125% due 8/15/44	923,698
300,000		3.000% due 2/15/48	231,738
175,000		3.000% due 8/15/48	134,504
800,000		3.375% due 11/15/48	656,250
400,000		2.250% due 8/15/49	261,172
350,000		2.375% due 11/15/49	234,076
3,900,000		4.500% due 11/15/54(i)	3,810,574
1,900,000		4.625% due 2/15/55(i)	1,895,102
200,000		4.625% due 11/15/55	199,688
		U.S. Treasury Inflation Indexed Notes:
1,313,740		0.500% due 1/15/28(j)	1,305,343
1,088,154		0.125% due 7/15/31	1,031,903
818,307		0.125% due 1/15/32	766,167
111,532		0.625% due 7/15/32	107,244
1,523,032		1.125% due 1/15/33	1,498,176
		U.S. Treasury Notes:
200,000		4.000% due 2/29/28	202,363
400,000		4.375% due 5/15/34	415,383

		TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost — $15,088,754)	14,602,305

COLLATERALIZED LOAN OBLIGATIONS — 5.7%

Commercial MBS — 0.1%
128,913		Arbor Realty Commercial Real Estate Notes Ltd., Series 2022-FL1, Class A, 5.108% (30-Day Average SOFR + 1.450%) due 1/15/37(a)(b)	128,930
83,447		BDS Ltd., Series 2021-FL10, Class A, 5.131% (1-Month Term SOFR + 1.464%) due 12/16/36(a)(b)	83,457

		Total Commercial MBS	212,387

Other ABS — 5.6%
65,732		BlueMountain CLO Ltd., Series 2016-3A, Class A1R2, 4.853% (3-Month Term SOFR + 1.200%) due 11/15/30(a)(b)	65,787
293,960	EUR	BNPP AM Euro CLO DAC, Series 2019-1A, Class AR, 2.847% (3-Month EURIBOR + 0.820%) due 7/22/32(a)(b)	346,319
112,317	EUR	Cairn CLO VII DAC, Series 2016-7A, Class A1R, 2.696% (3-Month EURIBOR + 0.670%) due 1/31/30(a)(b)	132,733
500,000	EUR	Capital Four CLO IV DAC, 3.175% (3-Month EURIBOR + 1.190%) due 4/15/38(a)(b)	591,095
600,000		Carlyle Global Market Strategies CLO Ltd., Series 2016-3A, Class ARRR, 4.758% (3-Month Term SOFR + 1.090%) due 7/20/34(a)(b)	600,411
268,763		CarVal CLO I Ltd., Series 2018-1A, Class AR, 4.901% (3-Month Term SOFR + 1.230%) due 7/16/31(a)(b)	269,200
4,511		CIFC Funding Ltd., Series 2017-4A, Class A1R, 4.880% (3-Month Term SOFR + 1.212%) due 10/24/30(a)(b)	4,513
395,844	EUR	CVC Cordatus Opportunity Loan Fund DAC, Series 1A, Class AR, 2.824% (3-Month EURIBOR + 0.840%) due 8/15/33(a)(b)	467,158

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

COLLATERALIZED LOAN OBLIGATIONS — 5.7% — (continued)

Other ABS — 5.6% — (continued)
106,594	EUR	Dryden 27 Euro CLO DAC, Series 2017-27A, Class AR, 2.676% (3-Month EURIBOR + 0.660%) due 4/15/33(a)(b)	$126,078
$600,000		Dryden 43 Senior Loan Fund, Series 2016-43A, Class AR3, 4.738% (3-Month Term SOFR + 1.070%) due 4/20/34(a)(b)	600,308
61,413		Dryden 55 CLO Ltd., Series 2018-55A, Class A1, 4.954% (3-Month Term SOFR + 1.282%) due 4/15/31(a)(b)	61,477
500,000		Elevation CLO Ltd., Series 2018-3A, Class A1R2, 4.968% (3-Month Term SOFR + 1.300%) due 1/25/35(a)(b)	500,011
500,000	EUR	Fair Oaks Loan Funding V DAC, 3.251% (3-Month EURIBOR + 1.235%) due 10/15/36(a)(b)	592,119
232,251		Gallatin CLO VIII Ltd., Series 2017-1A, Class A1R, 5.024% (3-Month Term SOFR + 1.352%) due 7/15/31(a)(b)	232,553
500,000	EUR	Grosvenor Place CLO DAC, Series 2024-2A, Class A, 3.256% (3-Month EURIBOR + 1.240%) due 1/15/39(a)(b)	593,251
900,000	EUR	Hayfin Emerald CLO XIV DAC, Series 14-A, Class A, 3.237% (3-Month EURIBOR + 1.210%) due 1/22/39(a)(b)	1,064,753
500,000	EUR	ICG Euro CLO DAC, Series 2023-2A, Class A1R, 3.320% (3-Month EURIBOR + 1.290%) due 1/26/38(a)(b)(d)	591,301
500,000		ICG U.S. CLO Ltd., Series 2021-3A, Class AR, 4.818% (3-Month Term SOFR + 1.150%) due 10/20/34(a)(b)	500,234
700,000		Jamestown CLO XVI Ltd., Series 2021-16A, Class AR, 4.788% (3-Month Term SOFR + 1.120%) due 7/25/34(a)(b)	700,748
226,119		Northwoods Capital XII-B Ltd., Series 2018-12BA, Class AR, 4.913% (3-Month Term SOFR + 1.190%) due 6/15/31(a)(b)	226,165
500,000	EUR	Palmer Square European Loan Funding DAC, Series 2025-3A, Class A, 3.047% (3-Month EURIBOR + 0.930%) due 7/15/35(a)(b)	589,964
500,000	EUR	Providus CLO II DAC, Series 2A, Class ARR, 3.176% (3-Month EURIBOR + 1.160%) due 10/15/38(a)(b)	592,833
500,000	EUR	Providus CLO VII DAC, Series 7A, Class ARR, 3.181% (3-Month EURIBOR + 1.170%) due 7/15/38(a)(b)(d)	591,154
300,000	EUR	Rockford Tower Europe CLO DAC, Series 2018-1A, Class A1RR, 3.271% (3-Month EURIBOR + 1.260%) due 8/29/36(a)(b)	355,261
379,600	EUR	St Pauls CLO, Series 11A, Class AR, 2.876% (3-Month EURIBOR + 0.850%) due 1/17/32(a)(b)	448,787

		Total Other ABS	10,844,213

		TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost — $10,726,891)	11,056,600

MUNICIPAL BOND — 0.1%

Arizona — 0.1%
200,000		Maricopa County Industrial Development Authorities, Revenue Bonds, 7.375% due 10/1/29(a) (Cost — $200,000)	215,938

ASSET-BACKED SECURITIES — 0.1%

Student Loans — 0.1%
13,535		Massachusetts Educational Financing Authority, Series 2008-1, Class A1, 5.099% (90-Day Average SOFR + 1.212%) due 4/25/38(b)	13,547
186,532		SMB Private Education Loan Trust, Series 2022-B, Class A1B, 5.108% (30-Day Average SOFR + 1.450%) due 2/16/55(a)(b)	188,410

		TOTAL ASSET-BACKED SECURITIES (Cost — $200,067)	201,957

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $237,736,057)	231,776,031

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

SHORT-TERM INVESTMENTS — 4.5%

COMMERCIAL PAPERS — 1.4%
		Alimentation Couche-Tard Inc.:
$300,000		3.857% due 3/10/26(a)(k)	$299,711
250,000		3.862% due 3/9/26(a)(k)	249,786
500,000		AMETEK Inc., 3.882% due 3/9/26(a)(k)	499,570
250,000		Becton Dickinson & Co., 3.858% due 3/12/26(a)(k)	249,706
350,000		Imperial Brands Finance PLC, 3.875% due 3/4/26(a)(k)	349,887
450,000		JTI Financial Services North America LLC, 3.862% due 3/20/26(a)(k)	449,086
550,000		Keurig Dr Pepper Inc., 3.872% due 3/11/26(a)(k)	549,410

		TOTAL COMMERCIAL PAPERS (Cost — $2,647,156)	2,647,156

TIME DEPOSITS — 3.0%
		ANZ National Bank — Hong Kong:
452	HKD	0.660% due 3/2/26	58
90,953	AUD	2.500% due 3/2/26	64,722
		BBH — New York:
72,742	CAD	1.100% due 3/2/26	53,318
8,788	NZD	1.400% due 3/2/26	5,271
3,810	NOK	2.700% due 3/2/26	401
3,359,796		2.980% due 3/2/26	3,359,796
2,507	ZAR	4.400% due 3/2/26	157
		Citibank — London:
1,286,497	EUR	0.880% due 3/2/26	1,520,125
232,599	GBP	2.680% due 3/2/26	313,463
274,960		Citibank — New York, 2.980% due 3/2/26	274,960
63,750	SGD	HSBC Bank — Singapore, 0.280% due 3/2/26	50,397
		Skandinaviska Enskilda Banken AB — Stockholm:
55,361	CHF	(0.430)% due 3/2/26	72,014
31,917	DKK	0.650% due 3/2/26	5,047
472,699	SEK	0.670% due 3/2/26	52,359
11,051,823	JPY	Sumitomo Mitsui Banking Corp. — Tokyo, 0.200% due 3/2/26	70,775

		TOTAL TIME DEPOSITS (Cost — $5,842,863)	5,842,863

U.S. GOVERNMENT OBLIGATION — 0.1%
264,000		U.S. Treasury Bills, 3.565% due 4/7/26(k)(l) (Cost — $263,044)	263,044

		TOTAL SHORT-TERM INVESTMENTS (Cost — $8,753,063)	8,753,063

		TOTAL INVESTMENTS IN SECURITIES (Cost — $246,489,120)	240,529,094

		TOTAL INVESTMENTS IN PURCHASED OPTIONS — 0.0%@ (Cost — $23,821)	24,758

		TOTAL INVESTMENTS — 123.2% (Cost — $246,512,941)	240,553,852

		Liabilities in Excess of Other Assets — (23.2)%	(45,254,681)

		TOTAL NET ASSETS — 100.0%	$195,299,171

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
@	The amount is less than 0.05%.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund
(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 28, 2026, amounts to $60,325,263 and represents 30.9% of net assets.

(b)	Variable rate security. Interest rate disclosed is that which was in effect at February 28, 2026.
(c)	This security is traded on a TBA basis (see Note 1).
(d)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(e)	Illiquid security.
(f)	Security is currently in default.
(g)	Inverse Floating Rate Security - interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate as of February 28, 2026.
(h)	Interest only security.
(i)	Position, or portion thereof, has been segregated to collateralize reverse repurchase agreement.
(j)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.
(k)	Rate shown represents yield-to-maturity.
(l)	All or a portion of this security is held at the broker as collateral for open over-the-counter (“OTC”) swap contracts.

At February 28, 2026, for International Fixed Income Fund the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
International Fixed Income Fund	$246,512,941	$12,829,037	$(19,284,874)	$(6,455,837)

Abbreviations used in this schedule:
ABS	— Asset-Backed Security
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Rate
CPI	— Consumer Price Index
DAC	— Designated Activity Company
EURIBOR	— Euro Interbank Offered Rate
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
MBS	— Mortgage-Backed Security
OAT	— Obligations assimilables du Trésor
PAM	— Paid at Maturity
PJSC	— Private Joint Stock Company
PLC	— Public Limited Company
REMICS	— Real Estate Mortgage Investment Conduits
SOFR	— Secured Overnight Financing Rate

Summary of Investments by Security Type^
Sovereign Bonds	35.4%
Mortgage-Backed Securities	33.0
Corporate Bonds & Notes	10.4
Collateralized Mortgage Obligations	6.7
U.S. Government Obligations	6.1
Collateralized Loan Obligations	4.6
Municipal Bond	0.1
Asset-Backed Securities	0.1
Purchased Options	0.0 *
Short-Term Investments	3.6

Total Investments	100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At February 28, 2026, International Fixed Income Fund held the following Options Contracts Purchased:

Currency Options

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Strike Price		Value
372,000	7,629,534	CZK	OTC Euro vs Czech Koruna, Put	BNP	8/13/26	CZK	24.04	$906
103,000	$103,000		OTC U.S. Dollar vs Hong Kong Dollar, Call	GSC	8/14/26	HKD	7.80	85
198,000	198,000		OTC U.S. Dollar vs Hong Kong Dollar, Call	HSBC	8/24/26	HKD	7.80	161
422,000	422,000		OTC U.S. Dollar vs Hong Kong Dollar, Call	BOA	8/14/26	HKD	7.80	349
379,000	379,000		OTC U.S. Dollar vs Hong Kong Dollar, Call	HSBC	8/14/26	HKD	7.80	313
661,000	661,000		OTC U.S. Dollar vs Hong Kong Dollar, Call	BOA	8/24/26	HKD	7.80	539
83,583	120,369,550	KRW	OTC U.S. Dollar vs Korean Won, Put	BOA	7/13/26	KRW	1,400.00	978
717,000	1,032,566,040	KRW	OTC U.S. Dollar vs Korean Won, Put	HSBC	7/9/26	KRW	1,400.00	8,169
717,000	1,032,566,040	KRW	OTC U.S. Dollar vs Korean Won, Put	HSBC	7/10/26	KRW	1,400.00	8,227
375,417	540,645,530	KRW	OTC U.S. Dollar vs Korean Won, Put	BOA	7/9/26	KRW	1,400.00	4,278
462,000	462,000		OTC U.S. Dollar vs Singapore Dollar, Call	BOA	11/5/26	SGD	1.32	753

			TOTAL OPTIONS CONTRACTS PURCHASED (Cost — $23,821)					$24,758

†	Amount denominated in U.S. dollars, unless otherwise noted.

At February 28, 2026, International Fixed Income Fund held the following Options Contracts Written:

Currency Options

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Strike Price		Value
103,000	805,805	HKD	OTC U.S. Dollar vs Hong Kong Dollar, Call	GSC	8/14/26	HKD	7.85	$36
198,000	1,549,023	HKD	OTC U.S. Dollar vs Hong Kong Dollar, Call	HSBC	8/24/26	HKD	7.85	72
422,000	3,301,454	HKD	OTC U.S. Dollar vs Hong Kong Dollar, Call	BOA	8/14/26	HKD	7.85	149
379,000	2,965,050	HKD	OTC U.S. Dollar vs Hong Kong Dollar, Call	HSBC	8/14/26	HKD	7.85	134
661,000	5,171,234	HKD	OTC U.S. Dollar vs Hong Kong Dollar, Call	BOA	8/24/26	HKD	7.85	242
83,583	$83,583		OTC U.S. Dollar vs Korean Won, Put	BOA	7/13/26	KRW	1,350.00	336
717,000	717,000		OTC U.S. Dollar vs Korean Won, Put	HSBC	7/9/26	KRW	1,350.00	2,758
717,000	717,000		OTC U.S. Dollar vs Korean Won, Put	HSBC	7/10/26	KRW	1,350.00	2,789
375,417	375,417		OTC U.S. Dollar vs Korean Won, Put	BOA	7/9/26	KRW	1,350.00	1,444
462,000	462,000		OTC U.S. Dollar vs Singapore Dollar, Put	BOA	11/5/26	SGD	1.24	5,461

			TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received — $9,752)					$13,421

†	Amount denominated in U.S. dollars, unless otherwise noted.

At February 28, 2026, International Fixed Income Fund held the following Reverse Repurchase Agreements:

Face Amount†	Security	Value
	Deutsche Bank Securities Inc.:
$786,000	3.780% due 3/2/26	$786,000
2,662,625	3.760% due 3/5/26	2,662,625

	TOTAL REVERSE REPURCHASE AGREEMENTS (Proceeds — $3,448,625)	$3,448,625

†	Amount denominated in U.S. dollars, unless otherwise noted.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

For the period ended February 28, 2026, the daily average borrowing and weighted average interest rate under the reverse repurchase agreements were $2,068,780 and 4.098%, respectively.

At February 28, 2026, International Fixed Income Fund held the following Forward Sale Commitments:

Face Amount†	Security	Value
	Federal National Mortgage Association (FNMA):
$2,100,000	2.000% due 3/1/41(a)	$1,956,117
18,050,000	2.000% due 3/1/56(a)	14,962,343
700,000	2.500% due 3/1/56(a)	606,669
1,900,000	3.000% due 4/1/56(a)	1,718,004
1,500,000	3.500% due 4/1/56(a)	1,413,532
9,765,000	6.000% due 4/1/56(a)	10,018,280

	TOTAL FORWARD SALE COMMITMENTS (Proceeds — $30,290,250)	$30,674,945

†	Amount denominated in U.S. dollars, unless otherwise noted.
(a)	This security is traded on a TBA basis (see Note 1).

At February 28, 2026, International Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Government 3-Year Bond Futures	54	3/26	$4,034,108	$4,033,496	$(612)
Canada Government 10-Year Bond Futures	82	6/26	7,357,641	7,383,185	25,544
Euro-BTP Futures	76	3/26	10,812,337	11,032,126	219,789
Euro-BTP Futures	102	6/26	14,673,699	14,695,393	21,694
Euro-Buxl 30-Year Bond Futures	11	3/26	1,454,148	1,479,907	25,759
Euro-OAT Futures	24	3/26	3,430,492	3,514,173	83,681
Euro-Schatz Note Futures	53	3/26	6,696,942	6,702,732	5,790
U.S. Treasury 5-Year Note Futures	46	6/26	5,039,156	5,066,469	27,313
U.S. Treasury 10-Year Note Futures	17	6/26	1,926,312	1,934,812	8,500
U.S. Ultra Long Bond Futures	127	6/26	14,740,912	14,825,266	84,354
United Kingdom Treasury 10-Year Gilt Futures	97	6/26	12,127,880	12,246,042	118,162

					619,974

Contracts to Sell:
Australian Government 10-Year Bond Futures	83	3/26	6,453,909	6,530,710	(76,801)
Euro-Bobl Futures	30	3/26	4,149,342	4,163,722	(14,380)
Euro-Bund Futures	27	3/26	4,126,194	4,154,753	(28,559)
Japan Government 10-Year Bond Futures	13	3/26	11,097,105	11,055,681	41,424
U.S. Treasury 2-Year Note Futures	35	6/26	7,312,813	7,324,571	(11,758)
U.S. Treasury Long Bond Futures	4	6/26	470,250	473,875	(3,625)
U.S. Treasury Ultra Long Bond Futures	13	6/26	1,562,742	1,580,719	(17,977)

					(111,676)

Net Unrealized Appreciation on Open Exchange-Traded Futures Contracts					$508,298

At February 28, 2026, International Fixed Income Fund had deposited cash of $1,744,000 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At February 28, 2026, International Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Dollar	288,000	USD	201,850	BCLY	$204,941	3/3/26	$3,091
Australian Dollar	1,369,000	USD	974,796	WFB	974,181	3/3/26	(615)
Australian Dollar	3,065,058	USD	2,172,486	WFB	2,181,096	3/3/26	8,610
Brazilian Real	1,289,564	USD	250,425	BNP	251,517	3/3/26	1,092
Brazilian Real	419,550	USD	80,000	BNP	81,829	3/3/26	1,829
Brazilian Real	1,925,333	USD	367,500	BOA	375,517	3/3/26	8,017
Brazilian Real	16,588,390	USD	3,221,359	BOA	3,235,401	3/3/26	14,042
Brazilian Real	18,661,875	USD	3,578,568	BOA	3,609,961	4/2/26	31,393
Brazilian Real	412,319	USD	80,000	GSC	80,419	3/3/26	419
Brazilian Real	507,686	USD	92,283	GSC	99,019	3/3/26	6,736
Brazilian Real	18,214,441	USD	3,287,271	GSC	3,552,547	3/3/26	265,276
British Pound	149,000	USD	203,364	JPM	200,800	3/3/26	(2,564)
British Pound	542,000	USD	730,681	SOG	730,427	3/3/26	(254)
British Pound	8,743,189	USD	11,814,698	WFB	11,782,766	3/3/26	(31,932)
British Pound	142,000	USD	195,716	WFB	191,366	3/3/26	(4,350)
Canadian Dollar	4,581,605	USD	3,346,925	BOA	3,358,210	3/3/26	11,285
Canadian Dollar	265,000	USD	194,740	JPM	194,239	3/3/26	(501)
Chinese Offshore Renminbi	6,569,000	USD	961,010	BNP	957,503	3/3/26	(3,507)
Chinese Offshore Renminbi	82,184,392	USD	11,972,378	DUB	11,979,271	3/3/26	6,893
Chinese Offshore Renminbi	6,532,324	USD	957,292	SOG	954,316	4/2/26	(2,976)
Chinese Onshore Renminbi	94,660	USD	13,656	BNP	13,866	5/21/26	210
Chinese Onshore Renminbi	143,995	USD	20,715	BNP	21,077	5/7/26	362
Chinese Onshore Renminbi	338,029	USD	48,672	BNP	49,510	5/19/26	838
Chinese Onshore Renminbi	450,979	USD	65,184	BNP	66,079	5/26/26	895
Chinese Onshore Renminbi	1,020,816	USD	145,314	BNP	148,960	3/16/26	3,646
Chinese Onshore Renminbi	1,831,826	USD	260,942	BNP	267,305	3/16/26	6,363
Chinese Onshore Renminbi	112,618	USD	15,966	BOA	16,422	3/4/26	456
Chinese Onshore Renminbi	887,975	USD	128,916	BOA	130,177	6/5/26	1,261
Chinese Onshore Renminbi	2,440,907	USD	351,457	BOA	357,400	5/13/26	5,943
Chinese Onshore Renminbi	4,803,947	USD	696,729	BOA	704,184	6/3/26	7,455
Chinese Onshore Renminbi	112,241	USD	16,396	DUB	16,460	6/11/26	64
Chinese Onshore Renminbi	470,310	USD	67,027	DUB	68,613	3/12/26	1,586
Chinese Onshore Renminbi	3,119,839	USD	452,256	DUB	457,271	6/1/26	5,015
Chinese Onshore Renminbi	2,588,950	USD	368,812	DUB	377,831	3/18/26	9,019
Chinese Onshore Renminbi	584,120	USD	84,069	SCB	85,500	5/7/26	1,431
Colombian Peso	370,848,747	USD	101,035	SCB	98,459	3/9/26	(2,576)
Colombian Peso	901,007,012	USD	244,374	UBS	238,602	3/18/26	(5,772)
Colombian Peso	686,644,210	USD	187,250	UBS	181,941	3/16/26	(5,309)
Danish Krone	6,578,922	USD	1,039,773	HSBC	1,042,699	4/7/26	2,926
Danish Krone	6,589,042	USD	1,059,693	SCB	1,041,968	3/3/26	(17,725)
Egyptian Pound	1,618,650	USD	33,000	DUB	33,019	4/20/26	19
Egyptian Pound	1,219,365	USD	23,700	DUB	24,921	4/16/26	1,221
Egyptian Pound	1,158,465	USD	23,100	GSC	22,625	8/10/26	(475)
Egyptian Pound	453,722	USD	8,900	HSBC	9,123	5/20/26	223

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy: (continued)
Egyptian Pound	2,812,850	USD	55,700	SCB	$55,062	8/3/26	$(638)
Egyptian Pound	2,082,660	USD	41,200	SOG	40,768	8/3/26	(432)
Egyptian Pound	2,024,800	USD	40,000	SOG	39,819	7/20/26	(181)
Euro	172,000	USD	204,316	BNP	203,236	3/3/26	(1,080)
Euro	290,000	USD	345,867	HSBC	342,664	3/3/26	(3,203)
Euro	95,000	USD	112,121	HSBC	112,252	3/3/26	131
Euro	27,179,994	USD	32,126,753	SOG	32,115,884	3/3/26	(10,869)
Euro	327,000	USD	386,187	SOG	386,383	3/3/26	196
Hungarian Forint	2,780,000	USD	8,718	BNP	8,709	3/18/26	(9)
Hungarian Forint	2,765,434	USD	8,628	UBS	8,663	3/18/26	35
Indian Rupee	187,674,301	USD	2,034,516	BCLY	2,056,791	4/7/26	22,275
Indian Rupee	6,348,650	USD	70,000	GSC	69,715	3/12/26	(285)
Indian Rupee	1,812,067	USD	19,925	GSC	19,907	3/5/26	(18)
Indian Rupee	26,358,249	USD	290,901	SCB	288,870	4/7/26	(2,031)
Indian Rupee	14,462,510	USD	156,790	SCB	158,500	4/7/26	1,710
Indonesian Rupiah	907,069,734	USD	53,981	BNP	53,976	6/10/26	(5)
Indonesian Rupiah	1,004,790,000	USD	59,731	BNP	59,791	6/10/26	60
Indonesian Rupiah	652,999,183	USD	38,727	BNP	38,857	6/10/26	130
Indonesian Rupiah	1,489,130,884	USD	88,371	BNP	88,611	6/10/26	240
Indonesian Rupiah	1,508,130,000	USD	90,000	GSC	89,951	3/5/26	(49)
Indonesian Rupiah	1,414,107,103	USD	83,831	GSC	84,147	6/10/26	316
Indonesian Rupiah	1,013,934,000	USD	60,000	GSC	60,440	3/25/26	440
Indonesian Rupiah	1,004,790,000	USD	60,000	JPM	59,917	3/12/26	(83)
Indonesian Rupiah	338,057,455	USD	20,022	SCB	20,116	6/10/26	94
Indonesian Rupiah	3,635,975,327	USD	215,694	SCB	216,360	6/10/26	666
Israeli New Shekel	340,000	USD	110,096	JPM	108,528	4/6/26	(1,568)
Japanese Yen	82,600,000	USD	534,988	BOA	528,961	3/3/26	(6,027)
Japanese Yen	267,031,775	USD	1,712,950	HSBC	1,710,043	3/3/26	(2,907)
Japanese Yen	4,688,666	USD	30,044	HSBC	30,026	3/3/26	(18)
Japanese Yen	128,024,624	USD	837,715	JPM	819,856	3/3/26	(17,859)
Japanese Yen	65,000,000	USD	427,429	JPM	416,253	3/3/26	(11,176)
Japanese Yen	104,700,000	USD	681,201	JPM	670,488	3/3/26	(10,713)
Japanese Yen	193,973,648	USD	1,240,209	SCB	1,242,187	3/3/26	1,978
Japanese Yen	1,069,887,312	USD	6,858,252	SOG	6,851,444	3/3/26	(6,808)
Japanese Yen	246,641,508	USD	1,574,475	WFB	1,579,466	3/3/26	4,991
Kazakhstan Tenge	5,337,000	USD	10,000	DUB	10,148	7/29/26	148
Kazakhstan Tenge	6,950,450	USD	13,000	DUB	13,217	7/29/26	217
Kazakhstan Tenge	7,038,850	USD	13,000	DUB	13,427	7/20/26	427
Kazakhstan Tenge	3,363,000	USD	5,900	DUB	6,726	3/11/26	826
Kazakhstan Tenge	6,358,550	USD	11,000	DUB	12,645	3/26/26	1,645
Kazakhstan Tenge	55,465,500	USD	103,000	DUB	105,947	7/16/26	2,947
Kazakhstan Tenge	44,572,517	USD	83,041	DUB	88,975	3/16/26	5,934
Korean Won	147,291,459	USD	101,919	DUB	102,327	3/18/26	408
Korean Won	159,267,738	USD	110,159	DUB	110,600	3/5/26	441
Korean Won	932,662,876	USD	642,932	GSC	647,945	3/18/26	5,013
Mexican Peso	5,136,000	USD	277,354	BCLY	297,762	3/18/26	20,408
Mexican Peso	2,434,000	USD	141,454	BOA	141,113	3/18/26	(341)
Mexican Peso	3,208,000	USD	174,971	BOA	186,152	3/9/26	11,181
Mexican Peso	331,181	USD	19,070	DUB	19,047	6/17/26	(23)
Mexican Peso	220,782	USD	12,713	DUB	12,698	6/17/26	(15)
Mexican Peso	2,749,000	USD	159,782	GSC	159,374	3/18/26	(408)
Mexican Peso	7,243,045	USD	415,169	GSC	416,572	6/17/26	1,403

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy: (continued)
Mexican Peso	2,006,000	USD	108,556	GSC	$116,020	4/13/26	$7,464
Mexican Peso	2,539,000	USD	137,751	GSC	146,883	4/10/26	9,132
Mexican Peso	2,434,000	USD	131,190	GSC	141,314	3/2/26	10,124
Mexican Peso	3,457,000	USD	187,569	GSC	199,908	4/15/26	12,339
Mexican Peso	1,342,946	USD	72,960	HSBC	77,928	3/9/26	4,968
Mexican Peso	560,390	USD	31,942	JPM	31,958	9/17/26	16
Mexican Peso	924,707	USD	50,234	JPM	53,499	4/9/26	3,265
Mexican Peso	33,545,535	USD	1,873,382	JPM	1,939,052	4/20/26	65,670
Mexican Peso	2,143,000	USD	117,947	SCB	124,242	3/18/26	6,295
Mexican Peso	5,373,000	USD	311,567	SOG	311,503	3/18/26	(64)
Mexican Peso	314	USD	17	SOG	18	3/18/26	1
Mexican Peso	6,126,431	USD	351,010	UBS	352,351	6/17/26	1,341
Mexican Peso	671,685	USD	38,322	WFB	38,305	9/17/26	(17)
Mexican Peso	111,769	USD	6,376	WFB	6,374	9/17/26	(2)
Mexican Peso	111,839	USD	6,376	WFB	6,378	9/17/26	2
Mexican Peso	223,639	USD	12,752	WFB	12,754	9/17/26	2
Mexican Peso	672,128	USD	38,323	WFB	38,330	9/17/26	7
Mexican Peso	5,424,089	USD	311,337	WFB	311,957	6/17/26	620
New Taiwan Dollar	112,268,800	USD	3,580,000	BCLY	3,645,745	2/3/27	65,745
New Taiwan Dollar	2,237,944	USD	71,334	BNP	71,423	3/18/26	89
New Taiwan Dollar	525,272	USD	16,573	BNP	16,764	3/18/26	191
New Taiwan Dollar	10,738,090	USD	341,000	BNP	342,700	3/18/26	1,700
New Taiwan Dollar	27,511,656	USD	876,000	BNP	892,805	1/20/27	16,805
New Taiwan Dollar	41,047,642	USD	1,307,000	BNP	1,332,388	1/25/27	25,388
New Taiwan Dollar	73,115,136	USD	2,322,000	BNP	2,372,948	1/22/27	50,948
New Taiwan Dollar	943,320	USD	30,000	GSC	30,119	3/24/26	119
New Zealand Dollar	1,336,799	USD	798,296	SCB	801,812	3/3/26	3,516
Nigerian Naira	89,411,000	USD	53,000	DUB	59,904	10/21/26	6,904
Nigerian Naira	53,011,200	USD	35,200	SCB	34,873	2/8/27	(327)
Norwegian Krone	334,642	USD	34,891	HSBC	35,183	4/7/26	292
Norwegian Krone	1,130,000	USD	117,047	HSBC	118,831	3/3/26	1,784
Peruvian Sol	6,705,918	USD	1,995,215	SOG	1,998,234	3/18/26	3,019
Polish Zloty	749,792	USD	208,367	BCLY	209,828	4/15/26	1,461
Polish Zloty	36,000	USD	9,980	BNP	10,075	4/15/26	95
Polish Zloty	574,816	USD	159,472	BNP	160,861	4/15/26	1,389
Polish Zloty	764,340	USD	212,168	BNP	213,900	4/15/26	1,732
Polish Zloty	1,389,378	USD	382,474	DUB	388,818	4/22/26	6,344
Polish Zloty	54,000	USD	14,989	HSBC	15,111	4/15/26	122
Polish Zloty	208,000	USD	57,590	HSBC	58,209	4/15/26	619
Polish Zloty	361,000	USD	99,821	JPM	101,026	4/15/26	1,205
Polish Zloty	800,363	USD	221,617	UBS	223,982	4/22/26	2,365
Polish Zloty	1,028,494	USD	283,945	UBS	287,823	4/15/26	3,878
Polish Zloty	835,109	USD	231,409	WFB	233,704	4/15/26	2,295
Singapore Dollar	3,492,511	USD	2,765,469	JPM	2,760,987	3/3/26	(4,482)
Singapore Dollar	329,895	USD	261,332	WFB	260,797	3/3/26	(535)
South African Rand	1,687,000	USD	105,756	BCLY	105,797	3/20/26	41
Swedish Krona	1,605,503	USD	176,947	BCLY	178,165	4/2/26	1,218
Swedish Krona	1,605,000	USD	179,622	JPM	177,781	3/3/26	(1,841)
Swiss Franc	161,000	USD	208,324	BNP	209,431	3/3/26	1,107
Swiss Franc	110,000	USD	142,193	BOA	143,089	3/3/26	896
Swiss Franc	403,157	USD	520,685	WFB	524,432	3/3/26	3,747
Thai Baht	5,989	USD	192	BCLY	193	4/20/26	1

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy: (continued)
Thai Baht	274,495	USD	8,865	JPM	$8,856	4/20/26	$(9)
Thai Baht	350,226	USD	11,301	JPM	11,299	4/20/26	(2)
Turkish Lira	22,850,659	USD	496,257	BCLY	495,191	4/30/26	(1,066)
Turkish Lira	23,770,340	USD	516,690	BCLY	515,990	4/28/26	(700)
Turkish Lira	11,188,678	USD	242,899	BCLY	242,671	4/29/26	(228)
Turkish Lira	6,844,137	USD	149,510	BCLY	149,449	4/21/26	(61)
Turkish Lira	295,539	USD	6,502	BCLY	6,520	4/9/26	18
Turkish Lira	850,934	USD	18,569	BCLY	18,597	4/20/26	28
Turkish Lira	6,121,514	USD	133,033	BCLY	133,331	4/24/26	298
Turkish Lira	592,225	USD	12,973	BCLY	13,393	3/11/26	420
Turkish Lira	6,228,270	USD	136,265	BCLY	137,281	4/10/26	1,016
Turkish Lira	3,349,605	USD	72,914	BCLY	74,084	4/6/26	1,170
Turkish Lira	4,229,697	USD	92,057	BCLY	94,674	3/23/26	2,617
Turkish Lira	6,896,712	USD	151,583	BCLY	156,851	3/4/26	5,268
Turkish Lira	6,330,485	USD	138,151	BNP	142,305	3/18/26	4,154
Turkish Lira	7,282,974	USD	159,278	HSBC	159,032	4/21/26	(246)
Turkish Lira	3,066,427	USD	67,275	SCB	69,795	3/3/26	2,520

							670,764

Contracts to Sell:
Australian Dollar	246,000	USD	174,220	BNP	175,054	3/3/26	(834)
Australian Dollar	9,664,956	USD	6,696,539	WFB	6,877,582	3/3/26	(181,043)
Australian Dollar	3,065,058	USD	2,172,225	WFB	2,180,828	4/2/26	(8,603)
Australian Dollar	5,188,898	USD	3,689,436	WFB	3,691,967	4/2/26	(2,531)
Brazilian Real	1,100,000	USD	192,778	BNP	212,785	4/2/26	(20,007)
Brazilian Real	1,000,000	USD	177,588	BNP	193,440	4/2/26	(15,852)
Brazilian Real	600,000	USD	103,704	BNP	116,064	4/2/26	(12,360)
Brazilian Real	600,000	USD	104,776	BNP	116,064	4/2/26	(11,288)
Brazilian Real	785,111	USD	150,000	BNP	153,128	3/3/26	(3,128)
Brazilian Real	611,052	USD	117,000	BNP	119,180	3/3/26	(2,180)
Brazilian Real	312,952	USD	60,000	BNP	61,038	3/3/26	(1,038)
Brazilian Real	18,513,722	USD	3,578,568	BOA	3,610,919	3/3/26	(32,351)
Brazilian Real	5,600,000	USD	1,007,792	GSC	1,083,266	4/2/26	(75,474)
Brazilian Real	2,600,000	USD	449,415	GSC	502,945	4/2/26	(53,530)
Brazilian Real	2,600,000	USD	450,890	GSC	502,945	4/2/26	(52,055)
Brazilian Real	3,300,000	USD	593,035	GSC	638,354	4/2/26	(45,319)
Brazilian Real	1,900,000	USD	332,325	GSC	367,537	4/2/26	(35,212)
Brazilian Real	18,239,815	USD	3,542,056	GSC	3,557,496	3/3/26	(15,440)
Brazilian Real	700,000	USD	125,565	GSC	135,408	4/2/26	(9,843)
Brazilian Real	894,630	USD	170,000	GSC	174,489	3/3/26	(4,489)
British Pound	9,576,189	USD	12,913,509	WFB	12,905,358	3/3/26	8,151
British Pound	8,743,189	USD	11,815,414	WFB	11,783,877	4/2/26	31,537
Canadian Dollar	262,000	USD	192,109	BNP	192,040	3/3/26	69
Canadian Dollar	4,850,287	USD	3,577,747	BNP	3,555,147	3/3/26	22,600
Canadian Dollar	4,575,798	USD	3,346,925	BOA	3,358,340	4/2/26	(11,415)
Chinese Offshore Renminbi	614,000	USD	88,518	BNP	89,497	3/3/26	(979)
Chinese Offshore Renminbi	82,027,386	USD	11,972,378	DUB	11,983,497	4/2/26	(11,119)
Chinese Offshore Renminbi	36,086,838	USD	5,207,073	HSBC	5,260,050	3/3/26	(52,977)
Chinese Offshore Renminbi	2,496,000	USD	359,701	HSBC	363,819	3/3/26	(4,118)
Chinese Offshore Renminbi	6,599,000	USD	961,772	SCB	961,877	3/3/26	(105)
Chinese Offshore Renminbi	6,545,008	USD	957,292	SOG	954,006	3/3/26	3,286
Chinese Offshore Renminbi	36,411,301	USD	5,254,155	WFB	5,307,344	3/3/26	(53,189)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Sell: (continued)
Chinese Onshore Renminbi	113,429	USD	16,396	DUB	$16,540	3/4/26	$(144)
Colombian Peso	159,395,067	USD	41,319	BNP	42,319	3/9/26	(1,000)
Colombian Peso	174,845,059	USD	46,023	BNP	46,421	3/9/26	(398)
Colombian Peso	34,943,551	USD	9,209	BNP	9,277	3/9/26	(68)
Colombian Peso	706,172,758	USD	187,461	BNP	182,708	6/17/26	4,753
Colombian Peso	687,873,942	USD	178,994	BOA	181,740	3/26/26	(2,746)
Colombian Peso	26,901	USD	7	BOA	7	3/26/26	—
Colombian Peso	119,393,748	USD	31,932	BOA	31,617	3/18/26	315
Colombian Peso	427,528,468	USD	114,713	DUB	110,614	6/17/26	4,099
Colombian Peso	371,823,210	USD	99,000	GSC	98,465	3/18/26	535
Colombian Peso	404,988,120	USD	108,000	GSC	107,248	3/18/26	752
Colombian Peso	175,134,940	USD	46,679	SCB	46,298	3/24/26	381
Colombian Peso	156,130,394	USD	42,044	SCB	41,370	3/16/26	674
Colombian Peso	372,428,519	USD	96,678	SCB	95,485	7/23/26	1,193
Colombian Peso	575,225,325	USD	154,125	SCB	152,242	3/20/26	1,883
Colombian Peso	379,487,235	USD	101,035	SCB	98,185	6/17/26	2,850
Colombian Peso	526,154,660	USD	142,599	SCB	139,416	3/16/26	3,183
Colombian Peso	1,503,184,540	USD	392,523	UBS	395,808	4/8/26	(3,285)
Colombian Peso	701,568,001	USD	187,250	UBS	181,517	6/17/26	5,733
Colombian Peso	919,139,564	USD	244,374	UBS	237,809	6/17/26	6,565
Czech Koruna	2,183,953	EUR	89,000	BNP	106,495	3/13/26	(1,279)
Czech Koruna	1,198,038	EUR	49,000	BOA	58,420	3/13/26	(491)
Czech Koruna	3,532,000	USD	173,723	GSC	172,225	3/11/26	1,498
Czech Koruna	6,807,600	EUR	279,000	JPM	332,521	8/12/26	(340)
Danish Krone	7,230,000	USD	1,034,163	HSBC	1,145,516	4/1/26	(111,353)
Danish Krone	6,592,306	USD	1,039,773	HSBC	1,042,484	3/3/26	(2,711)
Euro	1,141,000	USD	1,344,547	BCLY	1,348,206	3/3/26	(3,659)
Euro	20,122	RON	102,950	BCLY	23,788	3/13/26	71
Euro	31,441	RON	161,025	BCLY	37,191	3/23/26	105
Euro	294,160	RON	1,505,437	BCLY	348,255	4/8/26	149
Euro	111,272	RON	570,447	BCLY	131,655	3/27/26	442
Euro	406,330	RON	2,081,069	BCLY	480,929	4/2/26	811
Euro	26,813,994	USD	32,036,851	BCLY	31,683,419	3/3/26	353,432
Euro	59,697	RON	305,744	BOA	70,632	3/27/26	168
Euro	298,457	RON	1,529,532	BOA	353,553	4/22/26	225
Euro	138,000	CZK	3,384,450	BOA	163,145	3/13/26	1,890
Euro	883,000	USD	1,049,122	BOA	1,043,353	3/3/26	5,769
Euro	127,964	RON	654,574	DUB	151,496	4/8/26	(8)
Euro	425,000	CZK	10,314,750	JPM	502,325	3/9/26	625
Euro	814,000	USD	963,117	SOG	963,444	4/2/26	(327)
Euro	327,000	USD	386,741	SOG	387,035	4/2/26	(294)
Euro	85,559	RON	438,366	SOG	101,207	3/23/26	327
Euro	78,000	RON	399,352	SOG	92,212	3/13/26	339
Euro	40,000	USD	47,863	SOG	47,264	3/3/26	599
Euro	27,179,994	USD	32,172,633	SOG	32,170,014	4/2/26	2,619
Euro	85,714	RON	438,504	WFB	101,285	3/4/26	386
Euro	212,743	RON	1,088,585	WFB	251,389	3/4/26	1,007
Hong Kong Dollar	6,915,420	USD	884,625	DUB	884,692	3/20/26	(67)
Hong Kong Dollar	774,930	USD	100,000	HSBC	99,053	3/2/26	947
Hong Kong Dollar	6,144,957	USD	793,000	JPM	785,464	3/2/26	7,536
Indian Rupee	4,602,896	USD	50,582	DUB	50,444	4/7/26	138
Indian Rupee	1,817,427	USD	19,925	GSC	19,918	4/7/26	7

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Sell: (continued)
Indian Rupee	1,811,440	USD	20,000	GSC	$19,900	3/5/26	$100
Indonesian Rupiah	1,429,011,031	USD	84,111	BNP	85,034	6/10/26	(923)
Indonesian Rupiah	1,485,021,632	USD	88,371	BNP	88,573	3/5/26	(202)
Indonesian Rupiah	1,004,790,000	USD	59,870	BNP	59,917	3/12/26	(47)
Indonesian Rupiah	1,343,457,226	USD	79,685	GSC	79,943	6/10/26	(258)
Israeli New Shekel	249,000	USD	79,440	BNP	79,567	6/10/26	(127)
Israeli New Shekel	155,000	USD	50,078	BNP	49,530	6/10/26	548
Israeli New Shekel	761,370	USD	246,580	BNP	243,028	4/6/26	3,552
Israeli New Shekel	298,332	USD	95,574	BOA	95,345	6/17/26	229
Israeli New Shekel	284,070	USD	92,211	BOA	90,773	6/10/26	1,438
Israeli New Shekel	271,484	USD	88,608	BOA	86,764	6/17/26	1,844
Israeli New Shekel	769,540	USD	248,133	DUB	245,636	4/6/26	2,497
Israeli New Shekel	766,622	USD	248,132	DUB	244,732	4/13/26	3,400
Israeli New Shekel	824,060	USD	265,082	GSC	263,068	4/13/26	2,014
Israeli New Shekel	12,977	USD	4,211	HSBC	4,147	6/10/26	64
Israeli New Shekel	132,483	USD	43,322	SOG	42,341	6/17/26	981
Israeli New Shekel	321,486	USD	103,866	SOG	102,745	6/17/26	1,121
Israeli New Shekel	303,751	USD	97,328	UBS	97,062	6/10/26	266
Israeli New Shekel	127,640	USD	41,642	UBS	40,787	6/10/26	855
Israeli New Shekel	289,562	USD	94,340	UBS	92,542	6/17/26	1,798
Israeli New Shekel	313,314	USD	101,341	WFB	100,118	6/10/26	1,223
Israeli New Shekel	294,474	USD	95,820	WFB	94,098	6/10/26	1,722
Japanese Yen	4,676,552	USD	30,044	HSBC	30,028	4/2/26	16
Japanese Yen	266,341,285	USD	1,712,950	HSBC	1,710,186	4/2/26	2,764
Japanese Yen	39,438,722	USD	257,680	HSBC	252,561	3/3/26	5,119
Japanese Yen	41,033,712	USD	268,417	HSBC	262,775	3/3/26	5,642
Japanese Yen	193,472,479	USD	1,240,209	SCB	1,242,293	4/2/26	(2,084)
Japanese Yen	85,136,444	USD	559,046	SCB	545,205	3/3/26	13,841
Japanese Yen	1,067,122,064	USD	6,858,252	SOG	6,852,025	4/2/26	6,227
Japanese Yen	246,004,161	USD	1,574,475	WFB	1,579,601	4/2/26	(5,126)
Japanese Yen	1,998,324,831	USD	13,104,242	WFB	12,797,059	3/3/26	307,183
Kazakhstan Tenge	1,570,500	USD	3,000	BOA	3,150	3/3/26	(150)
Kazakhstan Tenge	13,294,784	USD	24,800	DUB	25,772	6/4/26	(972)
Kazakhstan Tenge	7,560,000	USD	14,000	DUB	14,660	6/3/26	(660)
Kazakhstan Tenge	2,845,305	USD	5,300	DUB	5,516	6/4/26	(216)
Kazakhstan Tenge	1,240,080	USD	2,400	DUB	2,486	3/5/26	(86)
Korean Won	159,201,642	USD	110,159	DUB	110,602	3/18/26	(443)
Korean Won	159,311,802	USD	110,000	GSC	110,630	3/5/26	(630)
Korean Won	58,280,400	USD	40,000	JPM	40,480	3/12/26	(480)
Malaysian Ringgit	8,695,769	USD	2,225,747	BCLY	2,235,725	3/18/26	(9,978)
Malaysian Ringgit	6,177,687	USD	1,585,974	BCLY	1,588,313	3/18/26	(2,339)
Mexican Peso	219,045	USD	12,713	DUB	12,699	3/18/26	14
Mexican Peso	328,576	USD	19,070	DUB	19,049	3/18/26	21
Mexican Peso	7,179,524	USD	415,169	GSC	416,236	3/18/26	(1,067)
Mexican Peso	1,669,000	USD	91,609	HSBC	96,474	4/20/26	(4,865)
Mexican Peso	1,462,000	USD	80,186	JPM	84,529	4/17/26	(4,343)
Mexican Peso	551,479	USD	31,942	JPM	31,972	3/18/26	(30)
Mexican Peso	115,359	USD	6,156	SOG	6,688	3/18/26	(532)
Mexican Peso	5,379,598	USD	311,337	WFB	311,884	3/18/26	(547)
Mexican Peso	661,455	USD	38,323	WFB	38,348	3/18/26	(25)
Mexican Peso	220,100	USD	12,752	WFB	12,760	3/18/26	(8)
Mexican Peso	110,069	USD	6,376	WFB	6,381	3/18/26	(5)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Sell: (continued)
Mexican Peso	661,055	USD	38,322	WFB	$38,325	3/18/26	$(3)
Mexican Peso	109,999	USD	6,376	WFB	6,377	3/18/26	(1)
New Taiwan Dollar	113,324,900	USD	3,580,000	BCLY	3,627,178	5/4/26	(47,178)
New Taiwan Dollar	73,728,144	USD	2,322,000	BNP	2,358,219	4/22/26	(36,219)
New Taiwan Dollar	41,433,207	USD	1,307,000	BNP	1,325,328	4/23/26	(18,328)
New Taiwan Dollar	27,735,912	USD	876,000	BNP	887,044	4/20/26	(11,044)
New Taiwan Dollar	5,302,565	USD	170,457	BNP	169,229	3/18/26	1,228
New Taiwan Dollar	4,881,413	USD	157,181	BNP	155,788	3/18/26	1,393
New Taiwan Dollar	940,818	USD	30,000	BOA	30,055	3/31/26	(55)
New Taiwan Dollar	947,364	USD	29,935	SOG	30,234	3/18/26	(299)
New Zealand Dollar	1,262,000	USD	766,448	BCLY	756,947	3/3/26	9,501
New Zealand Dollar	1,336,799	USD	799,227	SCB	802,850	4/2/26	(3,623)
New Zealand Dollar	74,799	USD	45,078	SOG	44,865	3/3/26	213
Norwegian Krone	258,316	USD	26,849	BCLY	27,164	3/3/26	(315)
Norwegian Krone	334,595	USD	34,891	HSBC	35,186	3/3/26	(295)
Norwegian Krone	475,000	USD	49,879	HSBC	49,951	3/3/26	(72)
Peruvian Sol	4,281,963	USD	1,270,235	BOA	1,275,942	3/18/26	(5,707)
Peruvian Sol	112,615	USD	33,482	JPM	33,557	3/18/26	(75)
Peruvian Sol	2,049,295	USD	610,000	SCB	610,722	3/12/26	(722)
Peruvian Sol	865,229	USD	258,370	SCB	257,817	3/19/26	553
Peruvian Sol	1,547,312	USD	461,801	SCB	461,069	3/18/26	732
Peruvian Sol	675,771	USD	193,653	SOG	201,291	4/6/26	(7,638)
Peruvian Sol	757,214	USD	219,457	SOG	225,635	3/18/26	(6,178)
Peruvian Sol	6,722,279	USD	1,995,215	SOG	1,999,976	6/17/26	(4,761)
Peruvian Sol	3,822	USD	1,130	SOG	1,139	3/18/26	(9)
Polish Zloty	321,000	USD	89,723	BNP	89,832	4/15/26	(109)
Polish Zloty	105,000	USD	29,668	BNP	29,384	4/15/26	284
Romanian New Leu	1,522,429	EUR	298,457	BOA	352,986	3/4/26	(312)
Singapore Dollar	3,485,158	USD	2,765,469	JPM	2,761,842	4/2/26	3,627
Singapore Dollar	3,826,278	USD	3,021,131	SOG	3,024,845	3/3/26	(3,714)
South African Rand	9,127,926	USD	564,138	BCLY	572,441	3/20/26	(8,303)
South African Rand	11,359,512	USD	706,108	BCLY	712,390	3/20/26	(6,282)
South African Rand	481,000	USD	29,729	BOA	30,165	3/20/26	(436)
South African Rand	8,886,029	USD	555,297	SCB	557,270	3/20/26	(1,973)
Swedish Krona	1,608,012	USD	176,947	BCLY	178,115	3/3/26	(1,168)
Swiss Franc	674,010	USD	878,548	SOG	876,762	3/3/26	1,786
Swiss Franc	401,861	USD	520,685	WFB	524,736	4/2/26	(4,051)
Thai Baht	12,466,034	USD	399,264	BOA	402,189	4/20/26	(2,925)
Thai Baht	3,480,268	USD	110,000	GSC	111,991	3/5/26	(1,991)
Thai Baht	4,360,818	USD	140,000	GSC	140,389	3/12/26	(389)
Thai Baht	1,558,915	USD	50,000	GSC	50,211	3/19/26	(211)
Thai Baht	1,552,970	USD	50,000	GSC	50,043	3/26/26	(43)
Thai Baht	633,740	USD	20,487	HSBC	20,476	5/20/26	11
Thai Baht	658,343	USD	21,323	HSBC	21,270	5/20/26	53

							(193,712)

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts							$477,052

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At February 28, 2026, International Fixed Income Fund held the following OTC Total Return Swap Contract:

Fund Pay Floating Rate Index	Fund Receive Floating Rate Index	Financing Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Value	Upfront Payment Paid	Unrealized (Depreciation)
iBoxx Investment Grade Index	SOFR	3.416%	PAM	3/20/26	BNP	USD 7,800,000	$(111,011)	$72,997	$(184,008)

At February 28, 2026, International Fixed Income Fund held the following OTC Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Counterparty	Notional Amount		Value	Upfront Payment (Received)	Unrealized Appreciation
Pay	China 7-Day Reverse Repo Index	1.500%	3/17/32	3-Month	BOA	CNY	67,000,000	$(56,613)	$(84,889)	$28,276
Pay	China 7-Day Reverse Repo Index	1.500%	3/17/32	3-Month	BNP	CNY	63,700,000	(53,824)	(80,508)	26,684
Pay	China 7-Day Reverse Repo Index	1.500%	3/17/32	3-Month	SCB	CNY	9,000,000	(7,604)	(11,376)	3,772

								$(118,041)	$(176,773)	$58,732

At February 28, 2026, International Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month EURIBOR	2.350%	12/15/28	PAM	EUR	4,000,000	$(6,313)	$(2,565)	$(3,748)
Receive	3-Month FRA New Zealand Bank Bill	2.500%	3/12/28	6-Month	NZD	3,300,000	17,637	1,133	16,504
Receive	3-Month FRA New Zealand Bank Bill	3.500%	3/18/31	6-Month	NZD	100,000	10	(645)	655
Pay	3-Month Stockholm Interbank Offered Rate	2.474%	2/3/30	12-Month	SEK	4,400,000	5,656	—	5,656
Pay	6-Month Australian Bank Bill	3.500%	3/18/31	6-Month	AUD	23,800,000	(779,091)	(353,882)	(425,209)
Pay	6-Month Australian Bank Bill	4.250%	3/19/35	6-Month	AUD	1,200,000	(26,956)	(545)	(26,411)
Pay	6-Month Australian Bank Bill	4.250%	9/17/35	6-Month	AUD	1,000,000	(24,755)	750	(25,505)
Pay	6-Month Australian Bank Bill	4.500%	3/19/35	6-Month	AUD	1,000,000	(8,410)	(29,588)	21,178
Pay	6-Month Australian Bank Bill	4.500%	6/18/35	6-Month	AUD	500,000	(5,564)	2,896	(8,460)
Pay	6-Month Australian Bank Bill	4.500%	9/17/35	6-Month	AUD	1,600,000	(16,174)	26,446	(42,620)
Receive	6-Month Australian Bank Bill	3.750%	3/18/31	6-Month	AUD	6,000,000	148,738	165,814	(17,076)
Pay	6-Month EURIBOR	0.451%	5/27/50	12-Month	EUR	150,000	(79,667)	—	(79,667)
Pay	6-Month EURIBOR	0.650%	4/12/27	12-Month	EUR	500,000	(11,082)	—	(11,082)
Pay	6-Month EURIBOR	0.650%	5/11/27	12-Month	EUR	300,000	(6,652)	—	(6,652)
Pay	6-Month EURIBOR	0.700%	4/11/27	12-Month	EUR	200,000	(4,185)	—	(4,185)
Pay	6-Month EURIBOR	1.000%	5/13/27	12-Month	EUR	500,000	(6,978)	—	(6,978)
Pay	6-Month EURIBOR	2.250%	9/21/42	12-Month	EUR	2,310,000	(247,767)	176,898	(424,665)
Pay	6-Month EURIBOR	2.500%	9/16/31	12-Month	EUR	14,000,000	62,137	13,423	48,714
Pay	6-Month EURIBOR	2.750%	9/16/36	12-Month	EUR	3,060,000	5,785	(2,457)	8,242
Pay	6-Month EURIBOR	3.000%	3/19/27	12-Month	EUR	7,050,000	234,240	47,415	186,825
Pay	6-Month EURIBOR	3.000%	9/16/56	12-Month	EUR	3,380,000	1,130	(26,569)	27,699
Receive	6-Month EURIBOR	2.250%	9/16/28	12-Month	EUR	3,700,000	(4,860)	1,095	(5,955)
Receive	6-Month EURIBOR	2.825%	9/19/55	12-Month	EUR	5,500,000	50,248	77,761	(27,513)
Pay	Bank of Japan Uncollateralised Overnight Call Rate	1.250%	9/17/35	12-Month	JPY	719,400,000	(245,394)	(37,856)	(207,538)
Pay	Bank of Japan Uncollateralised Overnight Call Rate	1.500%	12/17/35	12-Month	JPY	60,000,000	(13,558)	(368)	(13,190)
Pay	Bank of Japan Uncollateralised Overnight Call Rate	1.500%	3/18/36	12-Month	JPY	240,000,000	(61,484)	(58,365)	(3,119)
Receive	Bank of Japan Uncollateralised Overnight Call Rate	2.250%	9/17/55	12-Month	JPY	18,800,000	12,332	4,000	8,332
Pay	Bank of Japan Uncollateralized Overnight Call Rate	0.000%	3/17/31	6-Month	JPY	70,100,000	(36,096)	(2,508)	(33,588)
Pay	Bank of Japan Uncollateralized Overnight Call Rate	0.050%	12/15/31	12-Month	JPY	490,000,000	(272,553)	(164,853)	(107,700)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	Bank of Japan Uncollateralized Overnight Call Rate	0.750%	3/19/27	12-Month	JPY	570,000,000	$(2,885)	$628	$(3,513)
Pay	Bank of Japan Uncollateralized Overnight Call Rate	0.850%	9/20/33	12-Month	JPY	68,100,000	(26,846)	(4,741)	(22,105)
Pay	Bank of Japan Uncollateralized Overnight Call Rate	1.000%	3/19/32	12-Month	JPY	860,000,000	(171,444)	(15,354)	(156,090)
Pay	Bank of Japan Uncollateralized Overnight Call Rate	1.000%	9/18/34	12-Month	JPY	90,000,000	(36,113)	(2,958)	(33,155)
Pay	Bank of Japan Uncollateralized Overnight Call Rate	1.000%	3/19/35	12-Month	JPY	800,000,000	(341,634)	(65,211)	(276,423)
Pay	Bank of Japan Uncollateralized Overnight Call Rate	1.000%	6/19/44	12-Month	JPY	230,000,000	(319,111)	(92,913)	(226,198)
Receive	Bank of Japan Uncollateralized Overnight Call Rate	0.400%	6/19/39	6-Month	JPY	80,000,000	109,395	(20,457)	129,852
Pay	Canadian Overnight Repo Rate Average	1.713%	10/2/29	6-Month	CAD	400,000	(7,809)	(29,897)	22,088
Pay	Canadian Overnight Repo Rate Average	2.850%	9/1/29	6-Month	CAD	1,000,000	12,499	(2,988)	15,487
Pay	Canadian Overnight Repo Rate Average	3.250%	6/21/53	6-Month	CAD	200,000	(1,272)	(10,586)	9,314
Pay	Canadian Overnight Repo Rate Average	3.898%	6/19/26	PAM	CAD	2,500,000	26,554	(3,864)	30,418
Pay	Canadian Overnight Repo Rate Average	3.925%	6/19/26	PAM	CAD	4,300,000	46,538	(371)	46,909
Receive	Canadian Overnight Repo Rate Average	2.850%	6/1/33	6-Month	CAD	300,000	(2,429)	2,521	(4,950)
Receive	Canadian Overnight Repo Rate Average	2.880%	9/1/33	6-Month	CAD	400,000	(3,918)	—	(3,918)
Receive	Canadian Overnight Repo Rate Average	3.000%	6/1/33	6-Month	CAD	200,000	(3,161)	723	(3,884)
Receive	Canadian Overnight Repo Rate Average	3.000%	6/1/34	6-Month	CAD	700,000	(9,433)	98	(9,531)
Receive	Canadian Overnight Repo Rate Average	3.180%	6/1/33	6-Month	CAD	1,500,000	(37,267)	(1,311)	(35,956)
Receive	Canadian Overnight Repo Rate Average	3.250%	12/20/33	6-Month	CAD	2,500,000	(68,987)	144,403	(213,390)
Receive	Canadian Overnight Repo Rate Average	3.250%	12/18/34	6-Month	CAD	200,000	(5,282)	(4,815)	(467)
Receive	Canadian Overnight Repo Rate Average	3.750%	12/20/33	6-Month	CAD	500,000	(27,056)	(2,465)	(24,591)
Pay	China 7-Day Reverse Repo Index	1.500%	6/17/31	3-Month	CNY	8,400,000	(4,428)	(3,470)	(958)
Pay	Euro Short-Term Rate Market Index	1.795%	10/11/29	12-Month	EUR	2,700,000	(24,815)	—	(24,815)
Pay	Euro Short-Term Rate Market Index	1.923%	10/11/29	12-Month	EUR	1,800,000	(6,010)	—	(6,010)
Pay	Euro Short-Term Rate Market Index	2.170%	12/15/28	PAM	EUR	3,900,000	6,080	2,298	3,782
Receive	Financial Benchmarks India Overnight Mumbai Interbank Outright Rate	5.750%	3/18/31	6-Month	INR	27,730,000	3,343	(36)	3,379
Receive	Singapore Overnight Rate Average	1.750%	9/16/31	6-Month	SGD	8,235,000	(24,127)	1,724	(25,851)
Pay	SOFR	3.460%	6/30/27	12-Month	USD	7,100,000	(6,864)	—	(6,864)
Pay	SOFR	3.750%	9/17/27	12-Month	USD	9,500,000	57,489	53,202	4,287
Pay	SOFR	3.981%	11/30/27	12-Month	USD	3,700,000	47,947	—	47,947
Receive	SOFR	1.000%	12/15/26	12-Month	USD	1,000,000	25,387	3,719	21,668
Receive	SOFR	2.965%	11/30/26	12-Month	USD	6,600,000	40,778	(3,697)	44,475
Receive	SOFR	3.000%	3/19/27	12-Month	USD	12,760,000	203,327	261,813	(58,486)
Receive	SOFR	3.250%	6/18/27	12-Month	USD	2,200,000	16,309	16,095	214
Receive	SOFR	3.250%	12/20/53	12-Month	USD	100,000	11,393	11,616	(223)
Receive	SOFR	3.250%	3/19/55	12-Month	USD	400,000	49,579	47,355	2,224
Receive	SOFR	3.290%	5/31/30	12-Month	USD	5,161,700	(20,165)	1,377	(21,542)
Receive	SOFR	3.325%	8/31/30	12-Month	USD	797,800	(5,018)	(4,101)	(917)
Receive	SOFR	3.375%	5/31/30	12-Month	USD	6,257,600	(45,107)	5,187	(50,294)
Receive	SOFR	3.500%	3/18/28	12-Month	USD	7,120,000	(41,490)	(34,830)	(6,660)
Receive	SOFR	3.500%	3/18/31	12-Month	USD	4,660,000	(57,063)	(12,490)	(44,573)
Receive	SOFR	3.500%	12/20/38	12-Month	USD	3,200,000	61,883	50,178	11,705
Receive	SOFR	3.595%	8/19/34	12-Month	USD	400,000	(3,366)	—	(3,366)
Receive	SOFR	3.613%	8/22/34	12-Month	USD	300,000	(2,970)	—	(2,970)
Receive	SOFR	3.640%	8/15/35	12-Month	USD	200,000	(2,210)	400	(2,610)
Receive	SOFR	3.645%	8/7/34	12-Month	USD	700,000	(8,553)	—	(8,553)
Receive	SOFR	3.700%	8/15/35	12-Month	USD	200,000	(3,171)	(176)	(2,995)
Receive	SOFR	3.715%	8/15/35	12-Month	USD	282,000	(4,810)	747	(5,557)
Receive	SOFR	3.750%	12/17/30	12-Month	USD	100,000	(2,326)	(2,019)	(307)
Receive	SOFR	3.750%	5/15/32	12-Month	USD	1,503,000	(35,512)	(1,427)	(34,085)
Receive	SOFR	3.750%	12/17/35	12-Month	USD	8,160,000	(152,540)	(55,002)	(97,538)
Receive	SOFR	3.750%	12/17/55	12-Month	USD	1,300,000	34,832	76,507	(41,675)
Receive	SOFR	3.771%	2/15/55	12-Month	USD	100,000	2,346	—	2,346

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Value		Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	SOFR	3.773%	3/4/55	12-Month	USD	400,000	$	$ 11,104	$—	$11,104
Receive	SOFR	3.775%	3/3/36	12-Month	USD	500,000		(10,059)	—	(10,059)
Receive	SOFR	3.806%	2/15/55	12-Month	USD	200,000		3,479	—	3,479
Receive	SOFR	3.836%	5/15/34	12-Month	USD	500,000		(13,179)	—	(13,179)
Receive	SOFR	3.847%	5/15/34	12-Month	USD	300,000		(8,165)	—	(8,165)
Receive	SOFR	3.851%	2/28/29	12-Month	USD	1,100,000		(17,173)	—	(17,173)
Receive	SOFR	3.862%	2/28/29	12-Month	USD	1,600,000		(25,642)	—	(25,642)
Receive	SOFR	3.884%	3/25/35	12-Month	USD	500,000		(14,106)	—	(14,106)
Receive	SOFR	3.905%	8/15/26	PAM	USD	1,800,000		(733)	—	(733)
Receive	SOFR	3.905%	3/12/35	12-Month	USD	200,000		(5,986)	—	(5,986)
Receive	SOFR	3.908%	3/4/35	12-Month	USD	400,000		(12,021)	—	(12,021)
Receive	SOFR	3.930%	3/24/35	12-Month	USD	300,000		(9,667)	—	(9,667)
Receive	SOFR	3.930%	6/25/55	12-Month	USD	345,000		(1,104)	1,280	(2,384)
Receive	SOFR	3.954%	11/15/54	12-Month	USD	200,000		(1,732)	—	(1,732)
Receive	SOFR	3.959%	11/15/54	12-Month	USD	400,000		(3,792)	—	(3,792)
Receive	SOFR	3.960%	6/27/55	12-Month	USD	405,000		(3,530)	(236)	(3,294)
Receive	SOFR	3.964%	11/15/54	12-Month	USD	300,000		(3,110)	—	(3,110)
Receive	SOFR	3.998%	11/15/54	12-Month	USD	400,000		(6,540)	—	(6,540)
Receive	SOFR	4.000%	6/20/26	12-Month	USD	3,600,000		160	(10,341)	10,501
Receive	SOFR	4.000%	3/18/36	12-Month	USD	8,970,000		(349,750)	(140,729)	(209,021)
Receive	SOFR	4.000%	3/18/56	12-Month	USD	830,000		(14,729)	25,116	(39,845)
Receive	SOFR	4.005%	9/29/55	12-Month	USD	124,000		(2,278)	(1,392)	(886)
Receive	SOFR	4.020%	5/15/26	PAM	USD	2,500,000		1,366	—	1,366
Receive	SOFR	4.065%	6/26/55	12-Month	USD	213,000		(5,940)	(3,715)	(2,225)
Receive	SOFR	4.111%	11/15/54	12-Month	USD	640,000		(23,280)	—	(23,280)
Receive	SOFR	4.130%	11/15/54	12-Month	USD	560,000		(22,201)	—	(22,201)
Receive	SOFR	4.222%	11/15/52	12-Month	USD	200,000		(10,253)	—	(10,253)
Receive	SOFR	4.224%	11/15/52	12-Month	USD	100,000		(5,167)	—	(5,167)
Receive	SOFR	4.225%	11/15/52	12-Month	USD	200,000		(10,358)	—	(10,358)
Receive	SOFR	4.227%	11/15/52	12-Month	USD	100,000		(5,212)	—	(5,212)
Receive	SOFR	4.228%	11/15/52	12-Month	USD	100,000		(5,220)	—	(5,220)
Receive	SOFR	4.232%	11/15/52	12-Month	USD	100,000		(5,297)	—	(5,297)
Receive	SOFR	4.233%	11/15/52	12-Month	USD	100,000		(5,316)	—	(5,316)
Receive	SOFR	4.245%	11/15/52	12-Month	USD	300,000		(16,533)	—	(16,533)
Receive	SOFR	4.248%	11/15/52	12-Month	USD	500,000		(27,803)	—	(27,803)
Pay	South Korean Won Certificate of Deposit	2.750%	3/18/36	3-Month	KRW	29,660,000		(1,057)	210	(1,267)
Pay	Sterling Overnight Index Average	3.000%	6/17/27	12-Month	GBP	5,100,000		(80,825)	(11,885)	(68,940)
Pay	Sterling Overnight Index Average	3.500%	3/18/28	12-Month	GBP	11,000,000		45,267	(2,577)	47,844
Pay	Sterling Overnight Index Average	3.750%	9/17/30	12-Month	GBP	200,000		2,678	(1,013)	3,691
Pay	Sterling Overnight Index Average	3.750%	3/18/31	12-Month	GBP	8,600,000		119,011	(104,729)	223,740
Pay	Sterling Overnight Index Average	4.000%	3/17/28	12-Month	GBP	11,200,000		189,517	34,710	154,807
Receive	Sterling Overnight Index Average	3.500%	9/17/27	12-Month	GBP	3,400,000		(1,213)	22,573	(23,786)
Receive	Sterling Overnight Index Average	4.000%	9/17/35	12-Month	GBP	1,400,000		(22,194)	29,328	(51,522)
Receive	Sterling Overnight Index Average	4.000%	3/18/36	12-Month	GBP	6,100,000		(74,016)	(12,901)	(61,115)
Receive	Sterling Overnight Index Average	4.500%	9/17/55	12-Month	GBP	550,000		(15,638)	25,353	(40,991)
Receive	Sterling Overnight Index Average	4.500%	3/18/56	12-Month	GBP	700,000		(17,461)	11,306	(28,767)
Pay	Swiss Average Rate Overnight Index	0.300%	2/15/27	12-Month	CHF	200,000		1,060	—	1,060
Receive	Thai Overnight Repurchase Rate	0.000%	9/16/31	3-Month	THB	23,900,000		2,330	2,808	(478)

								$(2,561,447)	$6,008	$(2,567,455)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At February 28, 2026, International Fixed Income Fund held the following OTC and Centrally Cleared Credit Default Swap Contracts:

OTC Credit Default Swaps on Sovereign Issues — Buy Protection (1)

Reference Obligation & Ratings†	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Counterparty	Implied Credit Spread at 2/28/26 (2)	Notional Amount (3)		Value	Upfront Payment (Received)	Unrealized Appreciation/ (Depreciation)
Indonesia Government International Bonds, BBB	(1.000)%	6/20/26	3-Month	JPM	0.260%	USD	3,600,000	$(15,359)	$(15,332)	$(27)
South Korea Government Bonds, AA	(1.000)%	12/20/30	3-Month	GSC	0.248%	USD	600,000	(21,338)	(21,671)	333

								$(36,697)	$(37,003)	$306

†	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.

OTC Credit Default Swaps on Indexes and Corporate Issue — Sell Protection (4)

Reference Obligation & Ratings	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Counterparty	Implied Credit Spread at 2/28/26 (2)	Notional Amount (3)		Value	Upfront Payment Paid	Unrealized Appreciation
Markit iTraxx Europe Crossover Series 44 5-Year Index, NR	5.000%	12/20/30	3-Month	BNP	0.625%	EUR	100,000	$23,830	$23,028	$802
Markit iTraxx Europe Crossover Series 44 5-Year Index, NR	5.000%	12/20/30	3-Month	JPM	0.625%	EUR	500,000	119,152	114,033	5,119
Petroleos Mexicanos, NR	4.750%	7/6/26	1-Month	DUB	N/A(a)	USD	205,870	1,367	—	1,367

								$144,349	$137,061	$7,288

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

Centrally Cleared — Credit Default Swap on Index — Buy Protection (1)

Reference Obligation & Rating	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 2/28/26 (2)	Notional Amount (3)	Value	Upfront Payment (Received)	Unrealized Appreciation
Markit CDX North America Investment Grade Series 45 10-Year Index, NR	(1.000)%	12/20/35	3-Month	0.951%	USD 5,590,000	$(31,293)	$(43,756)	$12,463

Centrally Cleared — Credit Default Swaps on Index and Financial Institution — Sell Protection (4)

Reference Obligation & Ratings†	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 2/28/26 (2)	Notional Amount (3)	Value	Upfront PaymentPaid/ (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG, BBB	1.000%	12/20/32	3-Month	1.024%	EUR 400,000	$219	$(3,105)	$3,324
Markit CDX North America Investment Grade Series 45 5-Year Index, NR	1.000%	12/20/30	3-Month	0.555%	USD 13,653,000	292,504	306,780	(14,276)

						$292,723	$303,675	$(10,952)

†	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At February 28, 2026, International Fixed Income Fund held the following OTC Cross-Currency Swap Contracts:

Counterparty Pay	Counterparty Receive	Maturity Date (5)	Counterparty	Notional Amount of Currency Received (6)	Notional Amount of Currency Delivered (6)	Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)

Floating rate equal to Sterling Overnight Index Average minus 0.301% based on the notional amount of currency delivered	Floating rate equal to SOFR based on the notional amount of currency received	10/15/45	GSC	GBP 1,344,000	USD 1,788,000	$(20,921)	$(5,837)	$(15,084)

Floating rate equal to Bank of Japan Uncollateralised Overnight Call Rate minus 0.425% based on the notional amount of currency delivered	Floating rate equal to SOFR based on the notional amount of currency received	9/16/31	GSC	JPY 550,000,000	USD 3,741,497	226,918	3,687	223,231

Floating rate equal to Bank of Japan Uncollateralised Overnight Call Rate minus 0.420% based on the notional amount of currency delivered	Floating rate equal to SOFR based on the notional amount of currency received	6/27/27	GSC	JPY 2,500,000,000	USD 17,483,740	1,495,327	113,582	1,381,745

						$1,701,324	$111,432	$1,589,892

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(6)	The notional amounts to be received or delivered may be determined and exchanged at a future date, based on the effective date of the cross-currency swap.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At February 28, 2026, International Fixed Income Fund deposited cash collateral with brokers in the amount of $1,932,000 for open centrally cleared swap contracts.

At February 28, 2026, International Fixed Income Fund had cash collateral from brokers in the amount of $590,000 for open OTC swap contracts.

Currency abbreviations used in this schedule:		Counterparty abbreviations used in this schedule:
AUD	— Australian Dollar	BCLY	— Barclays Bank PLC
BRL	— Brazilian Real	BNP	— BNP Paribas SA
CAD	— Canadian Dollar	BOA	— Bank of America
CHF	— Swiss Franc	DUB	— Deutsche Bank AG
CNY	— China Yuan Renminbi	GSC	— Goldman Sachs & Co.
COP	— Colombian Peso	HSBC	— HSBC Bank USA
CZK	— Czech Koruna	JPM	— JPMorgan Chase & Co.
DKK	— Danish Krone	SCB	— Standard Chartered Bank
EUR	— Euro	SOG	— Societe Generale SA
GBP	— British Pound	UBS	— UBS Securities LLC
HKD	— Hong Kong Dollar	WFB	— Wells Fargo Bank
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— Korean Won
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peruvian Sol
RON	— Romanian Leu
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thai Baht
USD	— United States Dollar
ZAR	— South African Rand

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value

MUNICIPAL BONDS — 88.3%

Alabama — 5.9%
$400,000	AAA	Alabama Federal Aid Highway Finance Authority, Revenue Bonds, Series A, 5.000% due 9/1/36	$474,302
		Black Belt Energy Gas District, Revenue Bonds:
220,000	A1(a)	Series A, 5.250% due 5/1/55(b)	238,868
120,000	A2(a)	Series E, 5.000% due 7/1/29	126,538
215,000	A2(a)	Energy Southeast A Cooperative District, Revenue Bonds, Series A, 5.000% due 11/1/35	235,215
1,000,000	Aa3(a)	Southeast Alabama Gas Supply District (The), Revenue Bonds, Series A, 5.000% due 8/1/54(b)	1,085,457
		Southeast Energy Authority A Cooperative District, Revenue Bonds:
965,000	A1(a)	Series A, 5.250% due 1/1/54(b)	1,030,164
500,000	A2(a)	Series B1, 5.000% due 5/1/53(b)	525,583
1,400,000	Aa1(a)	Series C, 5.000% due 2/1/30	1,504,544

		Total Alabama	5,220,671

Alaska — 0.1%
		Northern Tobacco Securitization Corp., Revenue Bonds:
105,000	BBB+	Series A, 4.000% due 6/1/50	88,637
30,000	BBB-	Series B1, 4.000% due 6/1/50	29,459

		Total Alaska	118,096

Arizona — 1.8%
1,000,000	A+	City of Mesa, Utility System Revenue, Revenue Bonds, 5.000% due 7/1/40	1,117,260
445,000	Aa1(a)	Maricopa County & Phoenix Industrial Development Authorities, Revenue Bonds, Series A, 6.500% due 3/1/55	503,917

		Total Arizona	1,621,177

California — 7.9%
650,000	NR	California Infrastructure & Economic Development Bank, Revenue Bonds, AMT, Series B, 12.000% due 1/1/65(b)(c)(d)	351,000
		California School Finance Authority, Revenue Bonds:
640,000	BBB-	Aspire Public School Obligation Group, 5.000% due 8/1/32(c)	663,577
250,000	NR	iLead Lancaster Holdings LLC, Series A, 4.000% due 6/1/31(c)	247,989
1,000,000	A+	California State Public Works Board, Revenue Bonds, Series D, 5.000% due 11/1/46	1,064,163
		East Bay Municipal Utility District Water System Revenue, Revenue Bonds:
750,000	AAA	Series A, 5.000% due 6/1/43	865,748
755,000	AAA	Series A, 5.000% due 6/1/44	861,094
500,000	AA	Las Virgenes Unified School District, GO, Series B, 5.250% due 8/1/51	542,068
1,000,000	AA-	Regents of the University of California Medical Center Pooled Revenue, Revenue Bonds, 5.000% due 5/15/47	1,063,806
1,000,000	AA-	San Francisco City & County Airport Comm-San Francisco International Airport, Revenue Bonds, AMT, Series A, 5.500% due 5/1/55(d)	1,076,827
250,000	BBB+	Tobacco Securitization Authority of Southern California, Revenue Bonds, San Diego County Tobacco Asset Securitization, 5.000% due 6/1/48	252,981

		Total California	6,989,253

Colorado — 2.8%
100,000	AA	Colorado Bridge & Tunnel Enterprise, Revenue Bonds, Series A, 5.000% due 12/1/36	117,866
500,000	AA	Colorado Health Facilities Authority, Revenue Bonds, Adventhealth Obligated, Series A, 3.000% due 11/15/51	368,407
1,000,000	AA+	Denver City & County School District No 1, GO, Series C, 5.500% due 12/1/47	1,119,174
500,000	AA	Mesa County Valley School District No 51 Grand Junction, GO, 5.250% due 12/1/43	564,962
240,000	Aa1(a)	University of Colorado, Revenue Bonds, Series A, 5.000% due 6/1/36	286,126

		Total Colorado	2,456,535

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value

Connecticut — 0.6%
$500,000	AA	State of Connecticut Special Tax Revenue, Revenue Bonds, Series A-2, 5.000% due 7/1/44	$552,549

District of Columbia — 3.1%
1,000,000	AA+	District of Columbia, GO, Series B, 5.000% due 8/1/36	1,171,728
		District of Columbia Income Tax Revenue, Revenue Bonds:
500,000	AAA	Series A, 5.000% due 6/1/33	588,111
500,000	AAA	Series A, 5.000% due 6/1/43	560,058
2,075,000	WD(e)	District of Columbia Tobacco Settlement Financing Corp., Revenue Bonds, Capital Appreciation Asset-Backed, Series B, zero coupon due 6/15/46	480,770

		Total District of Columbia	2,800,667

Florida — 5.1%
460,000	NR	Boggy Creek Improvement District, Special Assessment, Series 2013, 5.125% due 5/1/43	460,148
1,000,000	A	Brevard County Health Facilities Authority, Revenue Bonds, Health First Obligated Group, Series A, 5.000% due 4/1/47	1,027,778
15,000	AA+	Broward County, Water & Sewer Utility Revenue, Revenue Bonds, Series A, 4.000% due 10/1/45	15,021
2,500,000	NR	Capital Trust Agency, Inc., Revenue Bonds, Wonderful Foundations Charter, Series B, zero coupon due 1/1/60	230,603
500,000	AA+	City of Fort Lauderdale, Water & Sewer Revenue, Revenue Bonds, Series A, 5.000% due 9/1/41	568,744
800,000	A+	County of Miami-Dade Aviation Revenue, Revenue Bonds, AMT, Series A, 5.250% due 10/1/50(d)	835,013
100,000	AA+	JEA Water & Sewer System Revenue, Revenue Bonds, Series A, 5.250% due 10/1/49	108,056
270,000	NR	Lakewood Ranch Stewardship District, Special Assessment, Isles Lakewood Ranch Project, 3.875% due 5/1/29	273,564
1,000,000	A+	Orange County Health Facilities Authority, Revenue Bonds, Orlando Health Obligated Group, Series A, 5.000% due 10/1/53	1,031,861

		Total Florida	4,550,788

Georgia — 4.4%
500,000	AA	City of Atlanta, Department of Aviation, Revenue Bonds, AMT, Series B1, 5.250% due 7/1/41(d)	562,590
		Main Street Natural Gas Inc., Revenue Bonds:
2,500,000	Aa1(a)	Series A, 4.000% due 7/1/52(b)	2,550,259
435,000	A3(a)	Series A, 5.000% due 6/1/53(b)	465,732
315,000	A3(a)	Series C, 4.000% due 12/1/26	317,876

		Total Georgia	3,896,457

Idaho — 1.1%
900,000	A	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke’s Health System, Series A, 5.000% due 3/1/42	998,880

Illinois — 3.1%
1,000,000	A	Chicago Midway International Airport, Revenue Bonds, AMT, Series C, 5.000% due 1/1/38(d)	1,107,799
300,000	Aa1(a)	Cook County Community Consolidated School District No. 64 Park Ridge-Niles, GO, 5.000% due 12/1/41	335,012
250,000	AA	Cook County Township High School District No. 201 J Sterling Morton, GO, 5.000% due 6/1/27	258,242
500,000	AAA	Illinois Finance Authority, Revenue Bonds, Series A, 5.000% due 7/1/43	563,068
		State of Illinois, GO:
275,000	A-	Series B, 5.250% due 5/1/44	295,133
150,000	A-	Series C, 5.000% due 12/1/46	154,785

		Total Illinois	2,714,039

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value

Indiana — 3.3%
$650,000	AA	Indiana Municipal Power Agency, Revenue Bonds, Series A, 5.000% due 1/1/43	$716,231
		Indianapolis Local Public Improvement Bond Bank, Revenue Bonds:
1,000,000	A1(a)	Indianapolis Airport Authority, AMT, 5.000% due 1/1/31(d)	1,105,096
500,000	AA+	Series D, 6.000% due 2/1/48	558,384
500,000	Aa2(a)	IPS Multi-School Building Corp., Revenue Bonds, 5.000% due 7/15/44	540,435

		Total Indiana	2,920,146

Kansas — 0.9%
		Kansas Development Finance Authority, Revenue Bonds:
500,000	Aa2(a)	Kansas Athletics Inc., Series C-1, 5.000% due 9/1/44	531,450
250,000	Aaa(a)	Series R, 5.000% due 5/1/41	279,892

		Total Kansas	811,342

Kentucky — 1.6%
230,000	NR	City of Henderson, Revenue Bonds, Pratt Paper LLC Project, AMT, Series A, 4.450% due 1/1/42(c)(d)	232,629
1,020,000	Aa3(a)	Kentucky State Property & Building Commission, Revenue Bonds, Series A, 5.000% due 4/1/41	1,162,489

		Total Kentucky	1,395,118

Maryland — 1.1%
135,000	NR	City of Baltimore, Tax Allocation, Harbor Point Project, Series A, 2.850% due 6/1/26(c)	134,748
500,000	AAA	County of Prince George’s, GO, Series A, 5.000% due 8/1/40	564,296
250,000	AAA	Washington Suburban Sanitary Commission, Revenue Bonds, 5.000% due 6/1/43	282,139

		Total Maryland	981,183

Massachusetts — 3.8%
1,000,000	AAA	City of Boston, GO, Series A, 5.000% due 11/1/37	1,152,539
		Commonwealth of Massachusetts, GO:
550,000	AA+	Series C, 5.000% due 10/1/48	582,461
500,000	AA+	Series E, 5.000% due 11/1/47	529,694
270,000	AA+	Series I, 5.000% due 12/1/47	290,245
690,000	AA+	Massachusetts Water Resources Authority, Revenue Bonds, Series C, 5.000% due 8/1/39	797,019

		Total Massachusetts	3,351,958

Michigan — 3.5%
845,000	A+	Central Michigan University, Revenue Bonds, Series A, 5.000% due 10/1/37	977,744
500,000	AA-	Great Lakes Water Authority Sewage Disposal System Revenue, Revenue Bonds, Series C, 5.250% due 7/1/53	527,772
1,000,000	AA-	Lansing Board of Water & Light, Revenue Bonds, Series A, 5.250% due 7/1/54	1,059,441
500,000	AA+	Michigan State Housing Development Authority, Revenue Bonds, Series D, 5.100% due 12/1/37	540,566

		Total Michigan	3,105,523

Nebraska — 1.2%
1,000,000	AA	Omaha Public Power District, Revenue Bonds, Series A, 5.250% due 2/1/48	1,069,805

New Jersey — 2.6%
100,000	BBB	Camden County Improvement Authority (The), Revenue Bonds, KIPP Cooper Norcross High School, 6.000% due 6/15/62	103,468
		New Jersey Transportation Trust Fund Authority, Revenue Bonds:
240,000	A	Series AA, 5.000% due 6/15/42	267,517
810,000	A	Series AA, 5.000% due 6/15/43	901,401
500,000	AA-	New Jersey Turnpike Authority, Revenue Bonds, Series A, 5.000% due 1/1/43	560,725
500,000	A-	Tobacco Settlement Financing Corp., Revenue Bonds, Series A, 5.000% due 6/1/35	520,540

		Total New Jersey	2,353,651

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value

New York — 3.9%
$500,000	AAA	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Series F1, 5.250% due 2/1/53	$529,127
500,000	Aa1(a)	New York State Dormitory Authority, Revenue Bonds, Series C, 5.000% due 3/15/44	551,424
500,000	AA-	Port Authority of New York & New Jersey, Revenue Bonds, Series 241, 5.000% due 7/15/41	562,358
660,000	AA+	Triborough Bridge & Tunnel Authority, Revenue Bonds, Series C, 5.250% due 5/15/52	692,236
1,000,000	AA+	Triborough Bridge & Tunnel Authority Sales Tax Revenue, Revenue Bonds, Triborough Bridge and Tunnel Authority Capital Lockbox, Series A, 5.000% due 5/15/40	1,119,234

		Total New York	3,454,379

North Carolina — 0.6%
500,000	AA+	County of Johnston, Revenue Bonds, 5.000% due 4/1/41	571,117

North Dakota — 0.5%
495,000	Aa1(a)	North Dakota Housing Finance Agency, Revenue Bonds, Water and Sewer System, Series A, 3.700% due 1/1/46	461,018

Ohio — 3.9%
		Buckeye Tobacco Settlement Financing Authority, Revenue Bonds:
85,000	BBB+	Series A2, 3.000% due 6/1/48	61,776
100,000	NR	Series B2, 5.000% due 6/1/55	82,703
1,000,000	Aa2(a)	North Ridgeville City School District, GO, 5.000% due 12/1/44	1,034,366
1,000,000	AAA	Ohio Water Development Authority, Revenue Bonds, Series A, 5.000% due 12/1/41	1,137,483
1,000,000	AAA	Ohio Water Development Authority Water Pollution Control Loan Fund, Revenue Bonds, Series D, 5.000% due 12/1/43	1,121,640

		Total Ohio	3,437,968

Oklahoma — 1.2%
1,000,000	AAA	Oklahoma Water Resources Board, Revenue Bonds, Clean Water Program, 5.000% due 4/1/44	1,084,280

Oregon — 1.5%
1,000,000	AA-	Port of Portland Airport Revenue, Revenue Bonds, Green Bond, AMT, Series 29, 5.000% due 7/1/38(d)	1,109,296
250,000	AA+	State of Oregon, GO, Series F, 5.000% due 8/1/48	264,505

		Total Oregon	1,373,801

Pennsylvania — 1.5%
250,000	AA-	Geisinger Authority, Revenue Bonds, Geisinger Health System, 4.000% due 4/1/50	224,356
1,000,000	A	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Series B1, 5.250% due 11/1/37	1,140,440

		Total Pennsylvania	1,364,796

Puerto Rico — 1.0%
		Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds:
664,000	NR	Series A1, 4.750% due 7/1/53	647,481
125,000	NR	Series A1, zero coupon due 7/1/46	44,964
216,000	NR	Series A2, 4.784% due 7/1/58	209,285

		Total Puerto Rico	901,730

Tennessee — 2.3%
1,000,000	AA-	Metropolitan Nashville Airport Authority (The), Revenue Bonds, AMT, Series B, 5.000% due 7/1/46(d)	1,051,344
245,000	Baa1(a)	Tennergy Corp., Revenue Bonds, Gas Supply, Series A, 5.500% due 10/1/53(b)	267,044
600,000	Aa3(a)	Tennessee Energy Acquisition Corp., Revenue Bonds, Series A, 5.000% due 12/1/35	659,877
95,000	AA+	Tennessee Housing Development Agency, Revenue Bonds, Series 2A, 6.000% due 1/1/55	106,919

		Total Tennessee	2,085,184

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value

Texas — 13.5%
$415,000	Aa1(a)	Bexar Management And Development Corp., Revenue Bonds, 4.610% due 7/1/44	$431,089
500,000	A+	City of Austin, Airport System Revenue, Revenue Bonds, AMT, 5.000% due 11/15/41(d)	554,553
315,000	AA	City of Austin, Water & Wastewater System Revenue, Revenue Bonds, 5.000% due 11/15/41	354,229
500,000	Aa3(a)	City of Houston, GO, Series A, 5.250% due 3/1/40	561,607
250,000	Aa1(a)	City of Midland, GO, Series B, 5.000% due 3/1/47	262,662
500,000	Aaa(a)	County of Harris, GO, Series A, 5.000% due 9/15/38	580,993
1,000,000	AA-	Dallas Fort Worth International Airport, Revenue Bonds, AMT, Series A1, 5.250% due 11/1/45(d)	1,079,533
		Fort Bend Independent School District, GO:
500,000	AAA	Series A, Permanent School Fund Guaranteed, 5.000% due 8/15/36	581,719
1,000,000	AAA	Series A, Permanent School Fund Guaranteed, 5.000% due 8/15/44	1,078,677
475,000	AA	Harris County Cultural Education Facilities Finance Corp., Revenue Bonds, Series A, 5.000% due 12/1/29	521,270
500,000	AA	Leander Independent School District, GO, Series B, 5.000% due 8/15/34	591,709
315,000	Aaa(a)	New Caney Independent School District, GO, Permanent School Fund Guaranteed, 5.000% due 2/15/41	352,403
500,000	AA-	North Texas Municipal Water District, Revenue Bonds, Panther Creek Regional Wastewater System, 5.250% due 6/1/43	550,734
1,000,000	AAA	Plano Independent School District, GO, Permanent School Fund Guaranteed, 5.000% due 2/15/41	1,121,712
		Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds:
1,000,000	AA	Cook Children’s Medical Center, 5.250% due 12/1/49	1,069,516
1,050,000	AA	Series C-2, 5.000% due 11/15/51(b)	1,218,452
		Texas Water Development Board, Revenue Bonds:
500,000	AAA	5.000% due 10/15/47	528,491
500,000	AAA	State Revolving Fund, 5.000% due 8/1/44	555,482

		Total Texas	11,994,831

Virginia — 2.3%
500,000	AA+	Albemarle County Economic Development Authority, Revenue Bonds, Series A, 5.000% due 6/1/38	569,821
225,000	AAA	Prince William County Service Authority, Revenue Bonds, 5.000% due 7/15/31	257,326
80,000	AA+	Virginia Housing Development Authority, Revenue Bonds, Series G, 5.150% due 11/1/52	82,418
1,000,000	AA+	Virginia Public Building Authority, Revenue Bonds, Series A, 5.000% due 8/1/42	1,131,749

		Total Virginia	2,041,314

Washington — 2.0%
		Pierce County School District No 10 Tacoma, GO, School Bond Guaranty Program:
1,000,000	AA+	5.000% due 12/1/48	1,062,612
370,000	AA+	5.000% due 12/1/44	406,463
285,000	Ba2(a)	Washington State Housing Finance Commission, Revenue Bonds, Spokane Int Acad Project, Series A, 4.000% due 7/1/26(c)	284,495

		Total Washington	1,753,570

Wisconsin — 0.2%
180,000	Aa1(a)	Public Finance Authority, Revenue Bonds, 3.625% due 6/15/63(b)	180,380

		TOTAL MUNICIPAL BONDS (Cost — $76,285,683)	78,612,206

COLLATERALIZED MORTGAGE OBLIGATION — 0.2%

Kansas — 0.2%
198,035	Aa1(a)	Kansas City Industrial Development Authority, 4.390% due 9/1/42 (Cost — $198,035)	207,869

Shares/Units

WARRANT — 0.0%@

Nevada — 0.0%@
5,400		Brightline West, (Cost — $0, acquired 11/28/25) expires 11/26/35 *(f)(g)(h) (Cost — $0)	10,800

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $76,483,718)	78,830,875

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Security	Value

SHORT-TERM INVESTMENT— 10.6%

TIME DEPOSIT — 10.6%
$9,398,393	JPMorgan Chase & Co. — New York, 2.980% due 3/2/26 (Cost — $9,398,393)	$9,398,393

	TOTAL INVESTMENTS — 99.1% (Cost — $85,882,111)	88,229,268

	Other Assets in Excess of Liabilities — 0.9%	793,762

	TOTAL NET ASSETS — 100.0%	$89,023,030

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
*	Non-income producing security.
@	The amount is less than 0.05%.
(a)	Rating by Moody’s Investors Service.
(b)	Variable rate security. Interest rate disclosed is that which was in effect at February 28, 2026.
(c)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 28, 2026, amounts to $1,914,438 and represents 2.2% of net assets.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(e)	Rating by Fitch Ratings Service.
(f)	The aggregate value of restricted securities (excluding 144A holdings) at February 28, 2026, amounts to $10,800 and represents less than 0.05% of net assets.
(g)	Illiquid security.
(h)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

At February 28, 2026, for Municipal Bond Fund the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Municipal Bond Fund	$85,882,111	$2,831,641	$(484,484)	$2,347,157

Abbreviations used in this schedule:
AMT	— Alternative Minimum Tax
GO	— General Obligation

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Summary of Investments by Industry^
General Obligation	30.2%
Water and Sewer	11.8
School District	10.3
Health Care Providers & Services	9.8
Airport	9.0
Utilities	3.3
Single Family Housing	2.5
Higher Education	2.0
Bond Bank	1.9
Tobacco Settlement	1.7
Education	1.7
Development	1.5
Transportation	1.4
Power	1.2
Multifamily Housing	1.0
Short-Term Investment	10.7

Total Investments	100.0%

^	As a percentage of total investments.

See pages 268- 269 for definitions of ratings.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†	Security	Value

U.S. GOVERNMENT OBLIGATIONS — 106.6%
	U.S. Treasury Inflation Indexed Bonds:
$2,160,908	1.750% due 1/15/28	$2,197,227
2,987,293	3.625% due 4/15/28	3,158,182
1,648,199	2.500% due 1/15/29	1,720,938
2,458,099	3.875% due 4/15/29	2,674,586
43,816	3.375% due 4/15/32	49,257
869,582	2.125% due 2/15/40	885,377
961,844	2.125% due 2/15/41	969,954
2,007,768	0.750% due 2/15/42	1,620,076
1,818,229	0.625% due 2/15/43	1,405,577
2,322,035	1.375% due 2/15/44	2,014,001
2,642,170	0.750% due 2/15/45	2,002,208
1,627,492	1.000% due 2/15/46	1,274,192
1,865,992	0.875% due 2/15/47	1,399,105
1,208,981	1.000% due 2/15/48	918,764
1,545,348	1.000% due 2/15/49	1,158,430
1,210,022	0.250% due 2/15/50	729,621
1,493,616	0.125% due 2/15/51	847,538
1,047,681	0.125% due 2/15/52	581,445
2,180,320	1.500% due 2/15/53	1,769,719
1,794,996	2.125% due 2/15/54	1,675,797
2,053,900	2.375% due 2/15/55(a)	2,024,789
399,960	2.375% due 2/15/56	394,953
	U.S. Treasury Inflation Indexed Notes:
1,067,301	0.125% due 10/15/26	1,069,478
5,272,134	0.375% due 1/15/27	5,258,656
2,869,300	0.125% due 4/15/27	2,846,710
3,987,437	0.375% due 7/15/27	3,982,528
6,563,580	1.625% due 10/15/27(a)	6,672,768
5,357,432	0.500% due 1/15/28	5,323,190
1,080,360	1.250% due 4/15/28	1,087,520
4,660,402	0.750% due 7/15/28	4,663,349
5,924,688	2.375% due 10/15/28(a)	6,169,014
3,195,591	0.875% due 1/15/29	3,190,758
1,152,437	2.125% due 4/15/29	1,191,945
2,998,658	0.250% due 7/15/29	2,937,561
4,840,389	1.625% due 10/15/29	4,961,183
2,443,469	0.125% due 1/15/30	2,360,437
2,443,152	1.625% due 4/15/30	2,495,979
2,742,663	0.125% due 7/15/30	2,641,628
5,009,050	1.125% due 10/15/30	5,027,815
2,502,149	0.125% due 1/15/31	2,384,210
5,936,485	0.125% due 7/15/31(a)	5,629,602
4,442,238	0.125% due 1/15/32	4,159,194
9,480,220	0.625% due 7/15/32(a)	9,115,775
10,987,588	1.125% due 1/15/33(a)	10,808,269

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

U.S. GOVERNMENT OBLIGATIONS — 106.6% — (continued)
$7,148,833		1.375% due 7/15/33(a)	$7,144,664
2,319,262		1.750% due 1/15/34	2,362,791
5,989,834		1.875% due 7/15/34(a)	6,162,435
4,620,735		2.125% due 1/15/35	4,816,361
5,651,576		1.875% due 7/15/35(a)	5,773,198
1,495,935		1.875% due 1/15/36	1,519,741

		TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost — $154,818,750)	153,228,495

MORTGAGE-BACKED SECURITIES — 15.1%

FHLMC — 2.7%
		Federal Home Loan Mortgage Corp. (FHLMC):
81,610		3.000% due 7/1/52	74,018
296,809		6.500% due 10/1/53	309,449
3,169,135		6.000% due 3/1/54	3,259,577
292,568		5.000% due 7/1/54	294,524

		Total FHLMC	3,937,568

FNMA — 9.7%
		Federal National Mortgage Association (FNMA):
31,689		4.000% due 3/1/50	31,233
159,801		3.000% due 5/1/52	144,967
76,153		4.500% due 10/1/52	75,737
1,556,464		5.500% due 5/1/54	1,583,820
2,300,000		4.000% due 3/1/56(b)	2,236,350
7,800,000		4.500% due 3/1/56(b)	7,716,256
2,000,000		6.500% due 4/1/56(b)	2,078,440

		Total FNMA	13,866,803

GNMA — 2.7%
4,166,978		Government National Mortgage Association II (GNMA), 3.500% due 11/20/52 — 10/20/54	3,922,486

		TOTAL MORTGAGE-BACKED SECURITIES (Cost — $21,390,525)	21,726,857

COLLATERALIZED MORTGAGE OBLIGATIONS — 8.1%

Asset-Backed Securities — 1.8%
64,933	CCC	Bear Stearns Asset-Backed Securities Trust, Series 2004-1, Class M1, 4.763% (1-Month Term SOFR + 1.089%) due 6/25/34(c)	77,495
		Credit-Based Asset Servicing & Securitization LLC:
113,763	D	Series 2005-CB3, Class M4, 3.598% (1-Month Term SOFR + 1.164%) due 6/25/35(c)	112,027
593,820	Caa2(d)	Series 2007-CB6, Class A3, 4.008% (1-Month Term SOFR + 0.334%) due 7/25/37(c)(e)	402,279
		CWABS Asset-Backed Certificates Trust:
149,011	Caa1(d)	Series 2004-7, Class MV5, 5.513% (1-Month Term SOFR + 1.839%) due 11/25/34(c)	138,857
199,822	CC	Series 2007-1, Class 1A, 4.068% (1-Month Term SOFR + 0.394%) due 7/25/37(c)	187,131
42,724	D	Series 2007-6, Class 1A, 4.188% (1-Month Term SOFR + 0.514%) due 9/25/37(c)	40,493
216,177	CCC	Series 2007-8, Class 1A1, 3.978% (1-Month Term SOFR + 0.304%) due 11/25/37(c)	210,104
344,964	BB	Ellington Loan Acquisition Trust, Series 2007-1, Class A1, 4.888% (1-Month Term SOFR + 1.214%) due 5/25/37(c)(e)	340,908
16,558	Caa1(d)	GSAA Trust, Series 2006-7, Class AF4A, step bond to yield, 6.720% due 3/25/46	8,587
141,872	Caa2(d)	Long Beach Mortgage Loan Trust, Series 2006-7, Class 2A2, 4.028% (1-Month Term SOFR + 0.354%) due 8/25/36(c)	56,923

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 8.1% — (continued)

Asset-Backed Securities — 1.8% — (continued)
		Option One Mortgage Loan Trust:
$76,039	Caa1(d)	Series 2007-1, Class 1A1, 4.068% (1-Month Term SOFR + 0.394%) due 1/25/37(c)	$50,204
68,521	Caa1(d)	Series 2007-2, Class 1A1, 4.068% (1-Month Term SOFR + 0.394%) due 3/25/37(c)	46,379
28,435	AA-	RASC Trust, Series 2006-KS3, Class M1, 4.283% (1-Month Term SOFR + 0.444%) due 4/25/36(c)	28,375
700,000	Aaa(d)	Romark Credit Funding Ltd., Series 2025-4A, Class A, 5.423% due 7/29/43(e)	703,828
85,592	Caa3(d)	Securitized Asset-Backed Receivables LLC Trust, Series 2006-HE2, Class A2C, 3.938% (1-Month Term SOFR + 0.414%) due 7/25/36(c)	32,818
		Soundview Home Loan Trust:
175,528	Caa1(d)	Series 2007-OPT1, Class 1A1, 3.988% (1-Month Term SOFR + 0.314%) due 6/25/37(c)	122,962
39,190	CCC	Series 2007-OPT2, Class 2A3, 3.968% (1-Month Term SOFR + 0.294%) due 7/25/37(c)	36,378

		Total Asset-Backed Securities	2,595,748

Mortgage Securities — 6.3%
		Alternative Loan Trust:
134,253	Caa1(d)	Series 2006-HY11, Class A1, 4.028% (1-Month Term SOFR + 0.354%) due 6/25/36(c)	130,783
22,882	WR(d)	Series 2007-4CB, Class 1A35, 6.000% due 4/25/37	19,646
327,205	Caa1(d)	Alternative Loan Trust Resecuritization, Series 2008-2R, Class 1A1, 6.000% due 8/25/37(c)	271,386
7,860	WR(d)	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-3, Class 3A2, 6.344% due 5/25/33(c)	7,491
13,835	WR(d)	Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-A, Class A1, 4.148% (1-Month Term SOFR + 0.474%) due 3/25/35(c)(e)	13,950
		CHL Mortgage Pass-Through Trust:
370,830	WR(d)	Series 2005-HYB6, Class 2A1, 4.656% due 10/20/35(c)	352,418
34,109	WR(d)	Series 2005-HYB9, Class 2A1, 6.449% (1-Year Term SOFR + 2.465%) due 2/20/36(c)	32,546
78,146	WR(d)	Series 2006-6, Class A4, 6.000% due 4/25/36	37,861
116,414	WD(f)	Series 2007-1, Class A1, 6.000% due 3/25/37	50,515
		Citigroup Mortgage Loan Trust:
2,510	WR(d)	Series 2004-HYB2, Class 2A, 6.035% due 3/25/34(c)	2,346
95,417	Caa1(d)	Series 2007-AR4, Class 1A1A, 4.533% due 3/25/37(c)	83,200
11,690	B(f)	Citigroup Mortgage Loan Trust Inc., Series 2004-NCM2, Class 1CB1, 5.500% due 8/25/34	11,717
633,856	NR	Federal National Mortgage Association (FNMA), REMICS, Series 2025-47, Class FJ, 4.697% (30-Day Average SOFR + 1.030%) due 6/25/55(c)	639,496
		Government National Mortgage Association (GNMA):
199,627	NR	Series 2018-H15, Class FG, 4.927% (1-Year Term SOFR + 0.865%) due 8/20/68(c)	201,617
470,977	NR	Series 2023-H11, Class FC, 4.762% (30-Day Average SOFR + 1.100%) due 5/20/73(c)	482,390
2,492,082	NR	Series 2023-H19, Class FA, 4.562% (30-Day Average SOFR + 0.900%) due 8/20/73(c)	2,528,646
1,392,843	NR	Series 2025-H22, Class F, 4.442% (30-Day Average SOFR + 0.780%) due 10/20/75(c)	1,405,986
1,372,926	NR	Government National Mortgage Association II (GNMA), Series 2025-159, Class FJ, 4.832% (30-Day Average SOFR + 1.170%) due 9/20/55(c)	1,385,693
2,498	AA-	HarborView Mortgage Loan Trust, Series 2005-9, Class 2A1A, 4.462% (1-Month Term SOFR + 0.794%) due 6/20/35(c)	2,379
30,362	CCC	IndyMac INDX Mortgage Loan Trust, Series 2005-16IP, Class A1, 4.428% (1-Month Term SOFR + 0.754%) due 7/25/45(c)	23,005
81,519	CCC	JP Morgan Alternative Loan Trust, Series 2006-A1, Class 1A1, 4.248% (1-Month Term SOFR + 0.574%) due 3/25/36(c)	78,439
55,130	BBB-	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-FL12, Class A, 5.157% (1-Month Term SOFR + 1.497%) due 12/15/31(c)(e)	55,043
151,688	WD(f)	Lehman XS Trust, Series 2007-20N, Class A1, 6.088% (1-Month Term SOFR + 2.414%) due 12/25/37(c)	155,780
600,000	Aaa(d)	LUX Trust LION, Class A, 6.350% (1-Month Term SOFR + 2.690%) due 8/15/40(c)(e)	606,267
2,129	WR(d)	MRFC Mortgage Pass-Through Trust, Series 2000-TBC2, Class A1, 4.254% (1-Month Term SOFR + 0.594%) due 6/15/30(c)	2,103

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 8.1% — (continued)

Mortgage Securities — 6.3% — (continued)
			New Residential Mortgage Loan Trust:
$23,622		NR	Series 2018-3A, Class A1, 4.500% due 5/25/58(c)(e)	$23,472
103,330		Aaa(d)	Series 2019-RPL3, Class A1, 2.750% due 7/25/59(c)(e)	100,807
506,641		WD(f)	Residential Asset Securitization Trust, Series 2006-A10, Class A5, 6.500% due 9/25/36	147,099
397,918		Caa3(d)	Securitized Asset-Backed Receivables LLC Trust, Series 2006-FR3, Class A3, 4.288% (1-Month Term SOFR + 0.614%) due 5/25/36(c)	215,669
21,604		WR(d)	Sequoia Mortgage Trust, Series 6, Class A, 4.421% (1-Month Term SOFR + 0.754%) due 4/19/27(c)	21,456
			WaMu Mortgage Pass-Through Certificates Trust:
2,978		BB(f)	Series 2002-AR2, Class A, 4.079% (11th District Cost of Funds Index + 1.250%) due 2/27/34(c)	2,922
1,633		WR(d)	Series 2002-AR17, Class 1A, 5.115% (1-Year Treasury Average Rate + 1.200%) due 11/25/42(c)	1,592

			Total Mortgage Securities	9,093,720

			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $12,473,106)	11,689,468

SOVEREIGN BONDS — 5.2%

Canada — 0.3%
			Canadian Government Real Return Bonds:
563,616	CAD	AAA	4.250% due 12/1/26	425,496
63,478	CAD	AAA	0.500% due 12/1/50	36,097

			Total Canada	461,593

France — 0.9%
			French Republic Government Bonds OAT:
735,606	EUR	A+u(f)	0.100% due 3/1/26(e)	869,192
245,582	EUR	A+u(f)	0.100% due 7/25/31(e)	281,256
120,563	EUR	A+u(f)	0.100% due 7/25/38(e)	120,361

			Total France	1,270,809

Italy — 0.3%
373,503	EUR	Baa2u(d)	Italy Buoni Poliennali Del Tesoro, 0.400% due 5/15/30(e)	436,037

Japan — 1.7%
			Japanese Government CPI Linked Bonds:
67,191,560	JPY	A1(d)	0.100% due 3/10/28	430,510
156,073,860	JPY	A1(d)	0.100% due 3/10/29	1,003,182
63,270,600	JPY	A1(d)	0.005% due 3/10/34	396,149
102,372,000	JPY	A1(d)	0.005% due 3/10/35	634,459

			Total Japan	2,464,300

United Kingdom — 2.0%
2,100,000	GBP	Aa3u(d)	United Kingdom Gilt, 4.000% due 10/22/31	2,851,913

			TOTAL SOVEREIGN BONDS (Cost — $8,232,605)	7,484,652

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

COLLATERALIZED LOAN OBLIGATIONS — 4.7%

Other ABS — 4.4%
300,000	EUR	AAA	Arbour CLO VI DAC, Series 6A, Class AR, 3.134% (3-Month EURIBOR + 1.150%) due 11/15/37(c)(e)	$355,980
			BlueMountain CLO Ltd.:
$32,866		AAA	Series 2016-3A, Class A1R2, 4.853% (3-Month Term SOFR + 1.200%) due 11/15/30(c)(e)	32,893
700,000		AAA	Series 2022-34A, Class AR, 4.818% (3-Month Term SOFR + 1.150%) due 4/20/35(c)(e)	700,721
500,000		AAA	Canyon CLO Ltd., Series 2020-1A, Class AR2, 4.752% (3-Month Term SOFR + 1.080%) due 7/15/34(c)(e)	500,335
451,956	EUR	AAA	Dryden 44 Euro CLO, Series 2015-44A, Class A1RR, 2.896% (3-Month EURIBOR + 0.880%) due 4/15/34(c)(e)	534,367
700,000	EUR	AAA	Dunedin Park CLO DAC, Series 1A, Class AR, 2.986% (3-Month EURIBOR + 0.980%) due 11/20/34(c)(e)	827,678
700,000		Aaa(d)	Golub Capital Partners CLO 50B-R Ltd., Series 2020-50A, Class A1R2, 4.778% (3-Month Term SOFR + 1.110%) due 4/20/35(c)(e)	701,609
700,000	EUR	AAA	Hayfin Emerald CLO VI DAC, Series 6A, Class AR, 3.266% (3-Month EURIBOR + 1.250%) due 10/15/38(c)(e)	828,557
123,508	EUR	Aaa(d)	Man GLG Euro CLO V DAC, Series 5A, Class A1R, 2.790% (3-Month EURIBOR + 0.690%) due 12/15/31(c)(e)	146,046
700,000		Aaa(d)	Northwoods Capital 25 Ltd., Series 2021-25A, Class AR, 4.788% (3-Month Term SOFR + 1.120%) due 7/20/34(c)(e)	699,791
185,002	EUR	Aaa(d)	Palmer Square European Loan Funding DAC, Series 2023-3A, Class AR, 2.954% (3-Month EURIBOR + 0.970%) due 5/15/33(c)(e)	218,817
405,462	EUR	Aaa(d)	St Paul’s CLO IV DAC, Series 4A, Class ARR1, 2.860% (3-Month EURIBOR + 0.830%) due 4/25/30(c)(e)	478,921
700,000		Aaa(d)	Symphony CLO XXIX Ltd., Series 2021-29A, Class AR, 4.822% (3-Month Term SOFR + 1.150%) due 10/15/35(c)(e)	700,760

			TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost — $6,436,712)	6,726,475

CORPORATE BONDS & NOTES — 0.1%

Banks — 0.1%
100,000	GBP	BBB+	HSBC Holdings PLC, Subordinated Notes, 6.000% due 3/29/40	135,997

Diversified Financial Services — 0.0%@
98,531	DKK	AAA	Jyske Realkredit AS, Covered Notes, 1.500% due 10/1/53	12,193
100,000	DKK	AAA	Nordea Kredit Realkreditaktieselskab, Covered Notes, 1.500% due 10/1/53	10,873
167,499	DKK	AAA	Realkredit Danmark AS, Covered Notes, 1.500% due 10/1/53	21,654

			Total Diversified Financial Services	44,720

			TOTAL CORPORATE BONDS & NOTES (Cost — $226,567)	180,717

			TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $203,578,265)	201,036,664

SHORT-TERM INVESTMENTS — 1.9%

REPURCHASE AGREEMENT — 1.4%
2,000,000

BNP Paribas Finance Inc. repurchase agreement dated 2/27/26, 3.730% due 3/2/26, Proceeds at maturity — $2,000,204; (Fully collateralized by U.S. Treasury Notes, 1.875% due 7/15/35; Valued — $2,043,832)

			(Cost — $2,000,000)	2,000,000

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Security	Value

SHORT-TERM INVESTMENTS — 1.9% — (continued)

TIME DEPOSITS — 0.5%
56,914	AUD	ANZ National Bank — London, 2.500% due 3/2/26	$40,500
15,767	CAD	BNP Paribas — Paris, 1.100% due 3/2/26	11,557
$299,580		Citibank — New York, 2.980% due 3/2/26	299,580
		Skandinaviska Enskilda Banken AB — Stockholm:
31,750	CHF	(0.430)% due 3/2/26	41,301
42,643	DKK	0.650% due 3/2/26	6,743
270,322	SEK	0.670% due 3/2/26	29,943
125,086	GBP	2.680% due 3/2/26	168,572
2,996	NOK	2.700% due 3/2/26	315
707	NZD	Societe Generale SA — Paris, 1.400% due 3/2/26	424
		Sumitomo Mitsui Banking Corp. — Tokyo:
4,940,535	JPY	0.200% due 3/2/26	31,639
46,096	EUR	0.880% due 3/2/26	54,467

		TOTAL TIME DEPOSITS (Cost — $685,041)	685,041

		TOTAL SHORT-TERM INVESTMENTS (Cost — $2,685,041)	2,685,041

		TOTAL INVESTMENTS — 141.7% (Cost — $206,263,306)	203,721,705

		Liabilities in Excess of Other Assets — (41.7)%	(59,995,642)

		TOTAL NET ASSETS — 100.0%	$143,726,063

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
@	The amount is less than 0.05%.
(a)	Position, or portion thereof, has been segregated to collateralize reverse repurchase agreement.
(b)	This security is traded on a TBA basis (see Note 1).
(c)	Variable rate security. Interest rate disclosed is that which was in effect at February 28, 2026.
(d)	Rating by Moody’s Investors Service.
(e)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 28, 2026, amounts to $10,679,875 and represents 7.4% of net assets.

(f)	Rating by Fitch Ratings Service.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At February 28, 2026, for Inflation-Linked Fixed Income Fund the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
Inflation-Linked Fixed Income Fund	$206,263,306	$8,262,387	$(9,888,497)	$(1,626,110)

Abbreviations used in this schedule:
ABS	— Asset-Backed Security
CLO	— Collateralized Loan Obligation
CPI	— Consumer Price Index
DAC	— Designated Activity Company
EURIBOR	— Euro Interbank Offered Rate
LLC	— Limited Liability Company
OAT	— Obligations assimilables du Trésor
PLC	— Public Limited Company
REMICS	— Real Estate Mortgage Investment Conduits
SOFR	— Secured Overnight Financing Rate

Summary of Investments by Security Type^
U.S. Government Obligations	75.2%
Mortgage-Backed Securities	10.7
Collateralized Mortgage Obligations	5.7
Sovereign Bonds	3.7
Collateralized Loan Obligations	3.3
Corporate Bonds & Notes	0.1
Short-Term Investments	1.3

Total Investments	100.0%

^	As a percentage of total investments.

At February 28, 2026, Inflation-Linked Fixed Income Fund held the following Options Contracts Written:

Interest Rate Swaptions

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Exercise Rate	Value
6,900,000	138,897	EUR	OTC 2-Year Swaption, 3-Month EURIBOR, Call	BCLY	1/25/27	2.440%	$47,360
6,900,000	138,897	EUR	OTC 2-Year Swaption, 3-Month EURIBOR, Put	BCLY	1/25/27	2.440%	14,422

			TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received — $122,966)				$61,782

†	Amount denominated in U.S. dollars, unless otherwise noted.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At February 28, 2026, Inflation-Linked Fixed Income Fund held the following Reverse Repurchase Agreement:

Face Amount†	Security	Value
$ 54,425,125	Nomura Securities International, Inc., 3.760% due 4/2/26.
	(Proceeds — $54,425,125)	$ 54,425,125

For the period ended February 28, 2026, the daily average borrowing and weighted average interest rate under the reverse repurchase agreements were $19,844,011 and 3.973%, respectively.

†	Amount denominated in U.S. dollars, unless otherwise noted.

At February 28, 2026, Inflation-Linked Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Government 10-Year Bond Futures	24	3/26	$1,864,884	$1,888,398	$23,514
Euro-BTP Futures	8	3/26	1,138,684	1,161,276	22,592
Euro-BTP Futures	9	6/26	1,294,738	1,296,652	1,914
Euro-Bund Futures	46	3/26	7,000,803	7,078,470	77,667
U.S. Treasury 5-Year Note Futures	114	6/26	12,520,406	12,556,031	35,625
U.S. Treasury Long Bond Futures	22	6/26	2,585,000	2,606,313	21,313
U.S. Treasury Ultra Long Bond Futures	2	6/26	240,859	243,187	2,328
U.S. Ultra Long Bond Futures	77	6/26	8,934,537	8,988,547	54,010

					238,963

Contracts to Sell:
Euro-Bobl Futures	7	3/26	970,543	971,536	(993)
Euro-Buxl 30-Year Bond Futures	12	3/26	1,586,203	1,614,443	(28,240)
Euro-OAT Futures	32	3/26	4,577,424	4,685,564	(108,140)
Euro-OAT Futures	13	6/26	1,892,545	1,896,137	(3,592)
Japan Government 10-Year Bond Futures	2	3/26	1,707,438	1,700,874	6,564
U.S. Treasury 2-Year Note Futures	84	6/26	17,550,750	17,578,969	(28,219)
U.S. Treasury 10-Year Note Futures	167	6/26	18,864,178	19,006,688	(142,510)

					(305,130)

Net Unrealized Depreciation on Open Exchange-Traded Futures Contracts					$(66,167)

At February 28, 2026, Inflation-Linked Fixed Income Fund had deposited cash of $329,000 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At February 28, 2026, Inflation-Linked Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Brazilian Real	262,239	USD	50,000	BNP	$51,147	3/3/26	$1,147
Brazilian Real	725,117	USD	138,000	BNP	141,427	3/3/26	3,427
Brazilian Real	9,214,366	USD	1,731,034	BNP	1,770,405	5/5/26	39,371
Brazilian Real	2,454	USD	476	JPM	478	3/3/26	2
Brazilian Real	206,174	USD	40,000	JPM	40,212	3/3/26	212
Brazilian Real	255,275	USD	49,573	MLP	49,789	3/3/26	216
Brazilian Real	989,125	USD	189,673	MLP	191,337	4/2/26	1,664
Brazilian Real	725,997	USD	139,000	MLP	141,599	3/3/26	2,599
British Pound	1,904,498	USD	2,575,651	BCLY	2,566,598	3/3/26	(9,053)
British Pound	337,502	USD	454,856	HSBC	454,835	3/3/26	(21)
Canadian Dollar	2,173,469	USD	1,587,749	MLP	1,593,102	3/3/26	5,353
Chinese Offshore Renminbi	243,763	USD	35,511	DUB	35,531	3/3/26	20
Colombian Peso	512,076,000	USD	139,000	MLP	135,607	3/18/26	(3,393)
Colombian Peso	512,946,000	USD	138,000	MLP	135,837	3/18/26	(2,163)
Colombian Peso	1,073,117,621	USD	276,698	SCB	271,296	9/16/26	(5,402)
Danish Krone	318,952	USD	50,307	HSBC	50,438	3/3/26	131
Euro	177,000	USD	208,763	BCLY	209,144	3/3/26	381
Euro	129,000	USD	153,239	BNP	152,426	3/3/26	(813)
Euro	90,000	USD	106,228	JPM	106,344	3/3/26	116
Euro	722,000	USD	853,232	JPM	854,554	4/2/26	1,322
Euro	65,000	USD	77,228	SCB	76,804	3/3/26	(424)
Indian Rupee	121,823,360	USD	1,320,647	BCLY	1,335,106	4/7/26	14,459
Indian Rupee	6,929,535	USD	75,000	JPM	75,943	4/7/26	943
Indian Rupee	3,628,116	USD	40,000	MLP	39,841	3/12/26	(159)
Indian Rupee	17,049,352	USD	188,164	SCB	186,850	4/7/26	(1,314)
Indian Rupee	8,587,637	USD	93,100	SCB	94,115	4/7/26	1,015
Indonesian Rupiah	670,084,000	USD	40,000	BCLY	39,958	3/12/26	(42)
Indonesian Rupiah	837,905,000	USD	50,000	BCLY	49,976	3/5/26	(24)
Indonesian Rupiah	670,084,000	USD	39,834	BNP	39,874	6/10/26	40
Indonesian Rupiah	827,345,488	USD	49,098	BNP	49,232	6/10/26	134
Indonesian Rupiah	843,768,027	USD	50,058	JPM	50,209	6/10/26	151
Indonesian Rupiah	169,045,612	USD	10,012	SCB	10,059	6/10/26	47
Indonesian Rupiah	507,111,000	USD	30,000	SCB	30,229	3/25/26	229
Indonesian Rupiah	2,181,578,454	USD	129,416	SCB	129,816	6/10/26	400
Israeli New Shekel	186,000	USD	60,217	BCLY	59,371	4/6/26	(846)
Japanese Yen	149,145,107	USD	956,733	HSBC	955,109	3/3/26	(1,624)
Japanese Yen	108,675,658	USD	696,371	HSBC	695,947	3/3/26	(424)
Japanese Yen	108,073,756	USD	690,991	SCB	692,093	3/3/26	1,102
Korean Won	101,327,765	USD	70,084	DUB	70,364	3/5/26	280
Mexican Peso	2,392,000	USD	138,384	BCLY	138,677	3/18/26	293
Mexican Peso	3,118,000	USD	168,378	BCLY	180,767	3/18/26	12,389
Mexican Peso	3,624,000	USD	210,764	BNP	210,103	3/18/26	(661)
Mexican Peso	2,958,000	USD	171,908	BNP	171,491	3/18/26	(417)
Mexican Peso	3,157,000	USD	183,090	BNP	183,028	3/18/26	(62)
Mexican Peso	9,974,607	USD	572,963	BNP	573,673	6/17/26	710

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy: (continued)
Mexican Peso	1,925,000	USD	104,998	BNP	$111,702	3/9/26	$6,704
Mexican Peso	1,887,000	USD	101,699	BNP	109,557	3/2/26	7,858
Mexican Peso	3,158,169	USD	180,702	DUB	181,637	6/17/26	935
Mexican Peso	805,749	USD	43,775	HSBC	46,755	3/9/26	2,980
Mexican Peso	2,001,000	USD	108,571	HSBC	115,712	4/15/26	7,141
Mexican Peso	107	USD	6	JPM	6	3/18/26	–
Mexican Peso	554,817	USD	30,140	JPM	32,099	4/9/26	1,959
Mexican Peso	9,791,321	USD	546,806	JPM	565,974	4/20/26	19,168
Mexican Peso	2,382,000	USD	137,985	MLP	138,098	3/18/26	113
Mexican Peso	2,800,000	USD	151,535	MLP	161,942	4/13/26	10,407
New Taiwan Dollar	628,880	USD	20,000	BCLY	20,079	3/24/26	79
New Taiwan Dollar	1,602,008	USD	51,064	BNP	51,128	3/18/26	64
New Taiwan Dollar	1,731,950	USD	55,000	BNP	55,274	3/18/26	274
New Zealand Dollar	297,000	USD	178,815	HSBC	178,141	3/3/26	(674)
New Zealand Dollar	281,000	USD	167,884	JPM	168,544	3/3/26	660
New Zealand Dollar	1,279,480	USD	764,067	SCB	767,432	3/3/26	3,365
Norwegian Krone	93,270	USD	9,726	HSBC	9,808	3/3/26	82
Norwegian Krone	665,000	USD	68,881	HSBC	69,931	3/3/26	1,050
Polish Zloty	134,383	USD	37,345	BCLY	37,607	4/15/26	262
Polish Zloty	36,000	USD	9,993	BNP	10,074	4/15/26	81
Polish Zloty	36,000	USD	9,980	BNP	10,075	4/15/26	95
Polish Zloty	136,990	USD	38,026	BNP	38,336	4/15/26	310
Polish Zloty	359,239	USD	99,664	BNP	100,532	4/15/26	868
Polish Zloty	2,638,613	USD	726,368	DUB	738,416	4/22/26	12,048
Polish Zloty	216,000	USD	59,729	HSBC	60,448	4/15/26	719
Polish Zloty	95,000	USD	26,303	JPM	26,586	4/15/26	283
Polish Zloty	334,000	USD	92,336	JPM	93,469	4/15/26	1,133
Singapore Dollar	2,056,722	USD	1,628,571	JPM	1,625,932	3/3/26	(2,639)
South African Rand	3,389,347	USD	210,682	BCLY	212,556	3/20/26	1,874
South African Rand	2,231,000	USD	137,903	BCLY	139,913	3/20/26	2,010
South African Rand	2,723,518	USD	168,323	BCLY	170,800	3/20/26	2,477
South African Rand	2,651,341	USD	165,685	SCB	166,274	3/20/26	589
Swedish Krona	1,320,134	USD	145,496	BCLY	146,497	4/2/26	1,001
Swedish Krona	699,720	USD	79,112	HSBC	77,506	3/3/26	(1,606)
Swedish Krona	620,000	USD	69,387	JPM	68,676	3/3/26	(711)
Swiss Franc	54,000	USD	69,864	BCLY	70,244	3/3/26	380
Swiss Franc	84,000	USD	109,884	JPM	109,268	3/3/26	(616)
Thai Baht	685,893	USD	21,908	BCLY	22,071	3/5/26	163
Turkish Lira	32,345,665	USD	703,083	BCLY	721,533	3/27/26	18,450

							160,647

Contracts to Sell:
Australian Dollar	1,426,000	USD	999,436	BCLY	1,014,742	3/3/26	(15,306)
Australian Dollar	1,426,000	USD	1,013,054	HSBC	1,014,618	4/2/26	(1,564)
Brazilian Real	526,126	USD	100,000	BNP	102,616	3/3/26	(2,616)
Brazilian Real	461,229	USD	89,568	BNP	89,958	3/3/26	(390)
Brazilian Real	403,842	USD	78,000	DUB	78,119	4/2/26	(119)
Brazilian Real	208,628	USD	40,000	JPM	40,691	3/3/26	(691)
Brazilian Real	981,272	USD	189,673	MLP	191,388	3/3/26	(1,715)
British Pound	1,904,498	USD	2,575,801	BCLY	2,566,840	4/2/26	8,961
British Pound	2,242,000	USD	3,091,882	SCB	3,021,433	3/3/26	70,449
Canadian Dollar	2,175,216	USD	1,604,518	BNP	1,594,383	3/3/26	10,135
Canadian Dollar	2,170,714	USD	1,587,749	MLP	1,593,164	4/2/26	(5,415)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Sell: (continued)
Chinese Offshore Renminbi	243,298	USD	35,511	DUB	$35,544	4/2/26	$ (33)
Chinese Offshore Renminbi	122,000	USD	17,582	HSBC	17,783	3/3/26	(201)
Chinese Offshore Renminbi	120,831	USD	17,435	HSBC	17,612	3/3/26	(177)
Chinese Offshore Renminbi	1,000	USD	144	JPM	146	3/3/26	(2)
Colombian Peso	1,028,762,941	USD	276,698	SCB	272,435	3/18/26	4,263
Danish Krone	318,304	USD	50,307	HSBC	50,449	4/7/26	(142)
Danish Krone	318,794	USD	51,270	SCB	50,412	3/3/26	858
Euro	4,558,121	USD	5,445,956	BCLY	5,385,876	3/3/26	60,080
Euro	4,097,121	USD	4,843,993	BNP	4,849,318	4/2/26	(5,325)
Indian Rupee	2,761,662	USD	30,349	DUB	30,266	4/7/26	83
Indian Rupee	905,664	USD	10,000	MLP	9,949	3/5/26	51
Indonesian Rupiah	825,062,431	USD	49,098	BNP	49,210	3/5/26	(112)
Indonesian Rupiah	278,132,092	USD	16,495	BNP	16,550	6/10/26	(55)
Indonesian Rupiah	670,084,000	USD	39,927	BNP	39,958	3/12/26	(31)
Indonesian Rupiah	386,329,269	USD	22,991	BNP	22,989	6/10/26	2
Indonesian Rupiah	849,250,000	USD	50,377	JPM	50,535	6/10/26	(158)
Israeli New Shekel	1,040,876	USD	338,258	BCLY	332,606	6/10/26	5,652
Israeli New Shekel	155,000	USD	49,462	BNP	49,530	6/10/26	(68)
Israeli New Shekel	438,610	USD	142,050	BNP	140,004	4/6/26	2,046
Israeli New Shekel	443,315	USD	142,944	DUB	141,505	4/6/26	1,439
Israeli New Shekel	441,633	USD	142,943	DUB	140,984	4/13/26	1,959
Israeli New Shekel	93,000	USD	30,050	JPM	29,718	6/10/26	332
Israeli New Shekel	220,735	USD	70,715	MLP	70,545	6/17/26	170
Israeli New Shekel	329,152	USD	106,845	MLP	105,179	6/10/26	1,666
Israeli New Shekel	398,558	USD	130,083	MLP	127,376	6/17/26	2,707
Japanese Yen	108,394,881	USD	696,371	HSBC	696,007	4/2/26	364
Japanese Yen	148,759,448	USD	956,733	HSBC	955,189	4/2/26	1,544
Japanese Yen	94,786,397	USD	619,304	HSBC	607,002	3/3/26	12,302
Japanese Yen	98,619,595	USD	645,108	HSBC	631,549	3/3/26	13,559
Japanese Yen	31,984,448	USD	205,693	MLP	205,373	4/2/26	320
Japanese Yen	107,794,526	USD	690,991	SCB	692,152	4/2/26	(1,161)
Japanese Yen	204,615,688	USD	1,343,603	SCB	1,310,337	3/3/26	33,266
Korean Won	29,136,200	USD	20,000	BCLY	20,237	3/12/26	(237)
Korean Won	101,285,715	USD	70,084	DUB	70,366	3/18/26	(282)
Korean Won	46,976,631	USD	32,506	DUB	32,636	3/18/26	(130)
Korean Won	101,355,800	USD	70,000	MLP	70,384	3/5/26	(384)
Mexican Peso	1,683,000	USD	96,745	BNP	97,573	3/18/26	(828)
Mexican Peso	9,892,730	USD	572,963	BNP	573,535	3/18/26	(572)
Mexican Peso	3,130,666	USD	180,702	DUB	181,502	3/18/26	(800)
New Taiwan Dollar	627,180	USD	20,000	BCLY	20,035	3/31/26	(35)
New Taiwan Dollar	630,492	USD	19,956	BNP	20,122	3/18/26	(166)
New Taiwan Dollar	639,865	USD	20,569	BNP	20,421	3/18/26	148
New Taiwan Dollar	589,008	USD	18,966	BNP	18,798	3/18/26	168
New Zealand Dollar	1,857,480	USD	1,127,227	BCLY	1,114,116	3/3/26	13,111
New Zealand Dollar	1,279,480	USD	764,957	SCB	768,425	4/2/26	(3,468)
Norwegian Krone	490,577	USD	50,990	BCLY	51,589	3/3/26	(599)
Norwegian Krone	285,000	USD	29,886	HSBC	29,971	3/3/26	(85)
Norwegian Krone	93,283	USD	9,726	HSBC	9,807	4/7/26	(81)
Polish Zloty	71,000	USD	20,061	BNP	19,869	4/15/26	192
Polish Zloty	178,000	USD	49,750	MLP	49,813	4/15/26	(63)
Singapore Dollar	2,059,002	USD	1,626,236	HSBC	1,627,734	3/3/26	(1,498)
Singapore Dollar	2,052,392	USD	1,628,571	JPM	1,626,435	4/2/26	2,136

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Sell: (continued)
South African Rand	321,000	USD	19,840	MLP	$20,131	3/20/26	$(291)
Swedish Krona	1,322,197	USD	145,496	BCLY	146,456	3/3/26	(960)
Swiss Franc	235,038	USD	305,423	BCLY	306,905	4/2/26	(1,482)
Swiss Franc	374,000	USD	483,696	JPM	486,504	3/3/26	(2,808)
Thai Baht	2,214,170	USD	70,000	BCLY	71,250	3/5/26	(1,250)
Thai Baht	2,492,016	USD	80,000	BCLY	80,226	3/12/26	(226)
Thai Baht	935,358	USD	30,000	BCLY	30,127	3/19/26	(127)
Thai Baht	2,180	USD	70	BCLY	70	4/20/26	–
Thai Baht	931,676	USD	30,000	JPM	30,022	3/26/26	(22)

							196,288

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts							$356,935

At February 28, 2026, Inflation-Linked Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	6-Month EURIBOR	2.750%	9/16/36	12-Month	EUR	2,620,000	$3,141	$(11,983)	$15,124
Receive	6-Month EURIBOR	0.197%	11/8/52	12-Month	EUR	1,100,000	687,857	–	687,857
Receive	6-Month EURIBOR	3.000%	9/16/56	12-Month	EUR	50,000	(17)	960	(977)
Receive	6-Month EURIBOR	3.050%	1/13/56	12-Month	EUR	600,000	(10,941)	28,019	(38,960)
Receive	Bank of Japan Uncollateralized Overnight Call Rate	0.300%	9/20/27	6-Month	JPY	5,590,000	551	(1,139)	1,690
Receive	Bank of Japan Uncollateralized Overnight Call Rate	0.500%	12/15/31	12-Month	JPY	75,000,000	29,353	1,442	27,911
Receive	Bank of Japan Uncollateralized Overnight Call Rate	0.550%	9/14/28	12-Month	JPY	90,000,000	10,899	(1,033)	11,932
Pay	SOFR	2.340%	11/21/28	6-Month	USD	4,130,000	(96,363)	–	(96,363)
Receive	SOFR	2.237%	11/21/53	6-Month	USD	810,000	265,207	–	265,207
Receive	SOFR	2.865%	2/13/54	12-Month	USD	1,400,000	251,465	27,102	224,363
Receive	SOFR	3.250%	6/18/34	12-Month	USD	2,600,000	51,811	115,634	(63,823)
Receive	SOFR	3.250%	3/19/55	12-Month	USD	3,100,000	384,235	405,813	(21,578)
Receive	SOFR	3.290%	5/31/30	12-Month	USD	1,185,300	(4,630)	(3)	(4,627)
Receive	SOFR	3.325%	8/31/30	12-Month	USD	204,800	(1,288)	(1,053)	(235)
Receive	SOFR	3.375%	5/31/30	12-Month	USD	1,606,400	(11,580)	1,358	(12,938)
Receive	SOFR	3.500%	6/20/54	12-Month	USD	700,000	53,161	18,675	34,486
Receive	SOFR	3.640%	8/15/35	12-Month	USD	200,000	(2,210)	400	(2,610)
Receive	SOFR	3.700%	8/15/35	12-Month	USD	300,000	(4,757)	(264)	(4,493)
Receive	SOFR	3.715%	8/15/35	12-Month	USD	427,000	(7,283)	1,051	(8,334)
Receive	SOFR	3.768%	8/15/35	12-Month	USD	1,600,000	(34,125)	–	(34,125)
Receive	SOFR	3.777%	8/15/35	12-Month	USD	1,700,000	(37,460)	–	(37,460)
Receive	SOFR	3.801%	8/15/35	12-Month	USD	1,900,000	(45,487)	(2,077)	(43,410)
Receive	SOFR	4.010%	11/15/53	12-Month	USD	500,000	(8,394)	6,985	(15,379)
Receive	SOFR	4.075%	11/15/53	12-Month	USD	507,800	(14,132)	3,774	(17,906)
Pay	Sterling Overnight Index Average	3.750%	9/17/30	12-Month	GBP	4,600,000	61,595	(28,182)	89,777

							$1,520,608	$565,479	$955,129

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At February 28, 2026, Inflation-Linked Fixed Income Fund held the following Centrally Cleared Inflation Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	2-Year EUR Inflation Linked	1.636%	6/15/27	EUR	2,100,000	$9,205	$–	$9,205
Pay	2-Year EUR Inflation Linked	2.000%	2/15/27	EUR	300,000	(321)	(30)	(291)
Pay	5-Year EUR Inflation Linked	3.000%	5/15/27	EUR	200,000	4,067	100	3,967
Receive	10-Year EUR Inflation Linked	1.380%	3/15/31	EUR	740,000	(159,380)	(8,957)	(150,423)
Pay	10-Year EUR Inflation Linked	2.034%	9/15/34	EUR	500,000	(6,407)	(2,239)	(4,168)
Receive	30-Year EUR Inflation Linked	2.421%	5/15/52	EUR	30,000	4	–	4
Receive	30-Year EUR Inflation Linked	2.590%	12/15/52	EUR	100,000	10,424	–	10,424
Receive	30-Year EUR Inflation Linked	2.590%	3/15/52	EUR	200,000	8,327	(2,478)	10,805
Receive	30-Year EUR Inflation Linked	2.700%	4/15/53	EUR	200,000	30,112	1,337	28,775
Receive	30-Year EUR Inflation Linked	2.736%	10/15/53	EUR	100,000	16,356	1,308	15,048
Receive	30-Year EUR Inflation Linked	2.763%	9/15/53	EUR	100,000	17,356	(974)	18,330
Pay	2-Year GBP Inflation Linked	3.365%	9/15/27	GBP	500,000	(3,612)	–	(3,612)
Receive	10-Year GBP Inflation Linked	3.466%	9/15/34	GBP	300,000	8,814	–	8,814
Receive	10-Year GBP Inflation Linked	3.500%	8/15/34	GBP	600,000	21,385	3,390	17,995
Receive	1-Year USD Inflation Linked	3.323%	4/23/26	USD	400,000	3,715	–	3,715
Receive	1-Year USD Inflation Linked	3.434%	8/27/26	USD	1,400,000	8,820	–	8,820
Receive	1-Year USD Inflation Linked	3.435%	8/1/26	USD	100,000	586	–	586
Pay	5-Year USD Inflation Linked	2.703%	5/25/26	USD	510,000	49,315	81	49,234
Pay	5-Year USD Inflation Linked	2.768%	5/13/26	USD	500,000	47,094	–	47,094
Pay	5-Year USD Inflation Linked	2.813%	5/14/26	USD	300,000	27,474	–	27,474
Pay	7-Year USD Inflation Linked	1.798%	8/25/27	USD	600,000	104,231	5,868	98,363
Pay	7-Year USD Inflation Linked	1.890%	8/27/27	USD	700,000	116,563	1,693	114,870
Pay	7-Year USD Inflation Linked	2.573%	8/26/28	USD	100,000	7,663	–	7,663
Pay	7-Year USD Inflation Linked	2.645%	9/10/28	USD	100,000	6,820	–	6,820
Receive	10-Year USD Inflation Linked	1.280%	5/19/30	USD	800,000	(178,990)	(50,027)	(128,963)
Receive	10-Year USD Inflation Linked	1.760%	11/4/29	USD	1,200,000	(209,306)	(8,764)	(200,542)
Receive	10-Year USD Inflation Linked	1.883%	11/20/29	USD	1,500,000	(242,570)	9,233	(251,803)
Pay	10-Year USD Inflation Linked	2.311%	2/24/31	USD	2,300,000	279,127	1,035	278,092
Receive	10-Year USD Inflation Linked	2.335%	2/5/28	USD	960,000	(107,031)	59,292	(166,323)
Receive	10-Year USD Inflation Linked	2.353%	5/9/28	USD	360,000	(38,322)	24,122	(62,444)
Receive	10-Year USD Inflation Linked	2.360%	5/9/28	USD	540,000	(57,017)	36,670	(93,687)
Receive	10-Year USD Inflation Linked	2.364%	5/10/28	USD	550,000	(57,863)	37,569	(95,432)

						$(283,361)	$108,229	$(391,590)

At February 28, 2026, Inflation-Linked Fixed Income Fund deposited cash collateral with brokers in the amount of $908,000 for open centrally cleared swap contracts.

At February 28, 2026, Inflation-Linked Fixed Income Fund had cash collateral from brokers in the amount of $20,000 for open OTC swap contracts.

Currency abbreviations used in this schedule:		Counterparty abbreviations used in this schedule:
AUD	— Australian Dollar	BCLY	— Barclays Bank PLC
CAD	— Canadian Dollar	BNP	— BNP Paribas SA
CHF	— Swiss Franc	DUB	— Deutsche Bank AG
DKK	— Danish Krone	HSBC	— HSBC Bank USA
EUR	— Euro	JPM	— JPMorgan Chase & Co.
GBP	— British Pound	MLP	— Merrill Lynch, Pierce, Fenner & Smith Inc.
JPY	— Japanese Yen	SCB	— Standard Chartered Bank
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
USD	— United States Dollar

See pages 268-269 for definitions of ratings.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

CORPORATE BONDS & NOTES — 53.8%

Aerospace/Defense — 0.1%
$300,000	BBB-	Spirit AeroSystems Inc., Company Guaranteed Notes, 4.600% due 6/15/28	$302,713

Agriculture — 0.7%
1,600,000	BBB+	BAT International Finance PLC, Company Guaranteed Notes, 1.668% due 3/25/26	1,597,565
		Imperial Brands Finance PLC, Company Guaranteed Notes:
361,000	BBB	3.500% due 7/26/26	359,894
300,000	BBB	3.500% due 7/26/26(a)	299,080

		Total Agriculture	2,256,539

Airlines — 0.1%
307,392	BBB+	American Airlines Class A Pass Through Trust, Pass-Thru Certificates, 3.700% due 10/1/26	306,464

Auto Manufacturers — 6.2%
2,900,000	A-	American Honda Finance Corp., Senior Unsecured Notes, 4.416% (SOFR + 0.730%) due 8/13/27(b)	2,913,379
		BMW U.S. Capital LLC, Company Guaranteed Notes:
850,000	A	4.470% (SOFR + 0.780%) due 3/19/27(a)(b)	854,221
92,000	A	4.606% (SOFR + 0.920%) due 8/13/27(b)	92,621
2,200,000	A	4.610% (SOFR + 0.920%) due 3/21/28(a)(b)	2,217,268
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
400,000	BBB-	4.542% due 8/1/26	400,035
800,000	BBB-	5.125% due 11/5/26	804,791
2,000,000	BBB-	4.271% due 1/9/27	2,000,231
200,000	BBB-	4.950% due 5/28/27	201,468
1,300,000	BBB	General Motors Financial Co., Inc., Senior Unsecured Notes, 5.034% (SOFR + 1.350%) due 5/8/27(b)	1,309,320
		Hyundai Capital America, Senior Unsecured Notes:
500,000	A-	4.681% (SOFR + 0.990%) due 3/25/27(a)(b)	502,228
1,500,000	A-	4.730% (SOFR + 1.040%) due 6/24/27(b)	1,508,570
1,100,000	A-	4.599% (SOFR + 0.920%) due 1/7/28(b)	1,104,450
		Nissan Motor Acceptance Co. LLC, Senior Unsecured Notes:
400,000	BB-	2.000% due 3/9/26(a)	399,485
300,000	BB-	1.850% due 9/16/26(a)	295,231
		Stellantis Finance U.S. Inc., Company Guaranteed Notes:
400,000	BBB-	1.711% due 1/29/27	390,928
700,000	BBB-	1.711% due 1/29/27(a)	684,124
200,000	BBB-	5.625% due 1/12/28(a)	203,980
200,000	BBB-	5.350% due 3/17/28(a)	203,700
200,000	A+	Toyota Motor Credit Corp., Senior Unsecured Notes, 4.129% (SOFR + 0.450%) due 1/12/28(b)	200,526
2,500,000	BBB+	Volkswagen Group of America Finance LLC, Company Guaranteed Notes, 5.700% due 9/12/26(a)	2,522,036

		Total Auto Manufacturers	18,808,592

Banks — 18.3%
		ABN AMRO Bank NV, Senior Non-Preferred Notes:
800,000	BBB	5.471% (SOFR + 1.780%) due 9/18/27(a)(b)	806,223
700,000	BBB	5.471% (SOFR + 1.780%) due 9/18/27(b)	705,445
800,000	A-	Banco Santander SA, Senior Non-Preferred Notes, 1.849% due 3/25/26	798,911
300,000	BBB+	Bank Leumi Le-Israel BM, Senior Unsecured Notes, 5.125% due 7/27/27(a)	302,022
		Bank of Montreal, Senior Unsecured Notes:
319,000	A-	4.479% (SOFR + 0.760%) due 6/4/27(b)	320,619
500,000	A-	4.580% (SOFR + 0.880%) due 9/10/27(b)	501,417
680,000	A+	Banque Federative du Credit Mutuel SA, Senior Preferred Notes, 4.813% (SOFR + 1.130%) due 1/23/27(a)(b)	684,424

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Banks — 18.3% — (continued)
		Barclays PLC, Senior Unsecured Notes:
$700,000	BBB+	5.829% (SOFR + 2.210%) due 5/9/27(b)	$702,276
940,000	BBB+	5.571% (SOFR + 1.880%) due 9/13/27(b)	946,985
1,300,000	BBB+	2.279% (1-Year CMT Index + 1.050%) due 11/24/27(b)	1,282,717
1,400,000	A-	BNP Paribas SA, Senior Non-Preferred Notes, 1.675% (SOFR + 0.912%) due 6/30/27(a)(b)	1,389,364
1,400,000	BBB+	BPCE SA, Senior Non-Preferred Notes, 2.045% (SOFR + 1.087%) due 10/19/27(a)(b)	1,383,215
		Canadian Imperial Bank of Commerce, Senior Unsecured Notes:
1,300,000	A-	4.631% (SOFR + 0.940%) due 6/28/27(b)	1,309,575
1,200,000	A-	4.512% (SOFR + 0.800%) due 9/8/28(b)	1,203,236
1,065,000	BBB+	Citigroup Inc., Senior Unsecured Notes, 4.479% (SOFR + 0.770%) due 6/9/27(b)	1,066,009
500,000	A-	Cooperatieve Rabobank UA, Senior Non-Preferred Notes, 1.980% (1-Year CMT Index + 0.730%) due 12/15/27(a)(b)	492,505
		Credit Agricole SA, Senior Preferred Notes:
625,000	A+	4.977% (SOFR + 1.290%) due 7/5/26(a)(b)	627,547
600,000	A+	4.977% (SOFR + 1.290%) due 7/5/26(b)	602,445
		Deutsche Bank AG, Senior Non-Preferred Notes:
2,000,000	BBB	7.146% (SOFR + 2.520%) due 7/13/27(b)	2,022,773
935,000	BBB	4.906% (SOFR + 1.219%) due 11/16/27(b)	938,135
300,000	BBB	2.552% (SOFR + 1.318%) due 1/7/28(b)	296,301
600,000	A	DNB Bank ASA, Senior Non-Preferred Notes, 1.535% (1-Year CMT Index + 0.720%) due 5/25/27(a)(b)	596,548
		Goldman Sachs Group Inc. (The), Senior Unsecured Notes:
500,000	BBB+	1.431% (SOFR + 0.798%) due 3/9/27(b)	499,694
1,000,000	BBB+	1.948% (SOFR + 0.913%) due 10/21/27(b)	986,692
1,900,000	BBB+	4.392% (SOFR + 0.710%) due 1/21/29(b)	1,901,121
		HSBC USA Inc., Senior Unsecured Notes:
1,000,000	A-	4.679% (SOFR + 0.960%) due 3/4/27(b)	1,006,165
130,000	A-	4.694% (SOFR + 0.970%) due 6/3/28(b)	130,915
		ING Groep NV, Senior Unsecured Notes:
2,700,000	A-	4.701% (SOFR + 1.010%) due 4/1/27(b)	2,701,261
629,000	A-	5.257% (SOFR + 1.560%) due 9/11/27(b)	632,912
		JPMorgan Chase & Co., Senior Unsecured Notes:
339,000	A	4.866% (SOFR + 1.180%) due 2/24/28(b)	341,317
1,000,000	A	4.602% (SOFR + 0.920%) due 4/22/28(b)	1,005,465
800,000	A	4.542% (SOFR + 0.860%) due 10/22/28(b)	803,495
		Lloyds Banking Group PLC:
		Senior Unsecured Notes:
300,000	A-	5.244% (SOFR + 1.560%) due 8/7/27(b)	301,614
1,275,000	A-	5.271% (SOFR + 1.580%) due 1/5/28(b)	1,286,642
1,200,000	A-	4.746% (SOFR + 1.060%) due 11/26/28(b)	1,208,693
200,000	BBB+	Subordinated Notes, 4.650% due 3/24/26	200,075
2,700,000	A-	Mizuho Financial Group Inc., Senior Unsecured Notes, 4.764% (SOFR + 1.080%) due 5/13/31(b)	2,720,330
		National Bank of Canada, Company Guaranteed Notes:
1,100,000	A-	4.591% (SOFR + 0.900%) due 3/25/27(b)	1,100,361
2,400,000	A-	4.717% (SOFR + 1.030%) due 7/2/27(b)	2,405,295
1,510,000	A-	NatWest Group PLC, Senior Unsecured Notes, 4.936% (SOFR + 1.250%) due 3/1/28(b)	1,519,621
		NatWest Markets PLC, Senior Unsecured Notes:
300,000	A	4.451% (SOFR + 0.760%) due 9/29/26(a)(b)	300,855
200,000	A	4.451% (SOFR + 0.760%) due 9/29/26(b)	200,570
750,000	A	4.587% (SOFR + 0.900%) due 5/17/27(a)(b)	753,614
500,000	A	PNC Bank NA, Senior Unsecured Notes, 4.412% (SOFR + 0.730%) due 7/21/28(b)	500,981

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Banks — 18.3% — (continued)
		Royal Bank of Canada, Senior Unsecured Notes:
$2,565,000	A	4.511% (SOFR + 0.820%) due 3/27/28(b)	$2,573,731
1,700,000	A	4.542% (SOFR + 0.860%) due 10/18/28(b)	1,706,096
300,000	BBB+	Santander Holdings USA Inc., Senior Unsecured Notes, 3.244% due 10/5/26	298,524
2,400,000	BBB	Santander UK Group Holdings PLC, Senior Unsecured Notes, 1.673% (SOFR + 0.989%) due 6/14/27(b)	2,383,519
200,000	BBB	Societe Generale SA, Senior Non-Preferred Notes, 1.792% (1-Year CMT Index + 1.000%) due 6/9/27(a)(b)	198,778
		Standard Chartered PLC, Senior Unsecured Notes:
1,000,000	BBB+	5.612% (SOFR + 1.930%) due 7/6/27(b)	1,005,005
200,000	BBB+	5.714% (SOFR + 2.030%) due 2/8/28(a)(b)	202,617
300,000	BBB+	4.856% (SOFR + 1.170%) due 5/14/28(a)(b)	302,417
200,000	BBB+	5.688% (1-Year CMT Index + 1.050%) due 5/14/28(b)	203,905
181,000	A-	Sumitomo Mitsui Financial Group Inc., Senior Unsecured Notes, 4.729% (SOFR + 1.050%) due 4/15/30(b)	182,236
350,000	A	Sumitomo Mitsui Trust Bank Ltd., Senior Unsecured Notes, 4.850% (SOFR + 1.150%) due 9/14/26(b)	351,835
1,000,000	A	Swedbank AB, Senior Non-Preferred Notes, 5.337% due 9/20/27	1,022,381
		Wells Fargo & Co., Senior Unsecured Notes:
1,500,000	BBB+	4.463% (SOFR + 0.780%) due 1/24/28(b)	1,504,266
1,500,000	BBB+	4.752% (SOFR + 1.070%) due 4/22/28(b)	1,509,524

		Total Banks	54,931,214

Beverages — 1.5%
200,000	BBB-	JDE Peet’s NV, Company Guaranteed Notes, 1.375% due 1/15/27(a)	195,428
		Keurig Dr Pepper Inc., Company Guaranteed Notes:
200,000	BBB	2.550% due 9/15/26	198,482
200,000	BBB	4.267% (SOFR + 0.580%) due 11/15/26(b)	200,250
1,296,000	BBB	4.572% (SOFR + 0.880%) due 3/15/27(b)	1,298,130
2,500,000	BBB	Molson Coors Beverage Co., Company Guaranteed Notes, 3.000% due 7/15/26	2,490,551

		Total Beverages	4,382,841

Biotechnology — 0.1%
300,000	BBB	Illumina Inc., Senior Unsecured Notes, 4.650% due 9/9/26	301,073

Chemicals — 0.3%
1,000,000	NR	Hanwha Solutions Corp., Company Guaranteed Notes, 4.779% (SOFR + 1.100%) due 10/13/28(b)(c)	1,010,500

Commercial Services — 0.2%
600,000	BBB-	Global Payments Inc., Senior Unsecured Notes, 2.150% due 1/15/27	590,590

Computers — 1.0%
1,592,000	BBB	Dell International LLC/EMC Corp., Senior Unsecured Notes, 4.900% due 10/1/26	1,597,823
1,600,000	BBB-	Kyndryl Holdings Inc., Senior Unsecured Notes, 2.050% due 10/15/26	1,575,688

		Total Computers	3,173,511

Diversified Financial Services — 5.4%
2,800,000	BBB+	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes, 2.450% due 10/29/26	2,773,499
		Air Lease Corp., Senior Unsecured Notes:
1,100,000	BBB	5.300% due 6/25/26(o)	1,104,071
2,039,000	BBB	1.875% due 8/15/26(o)	2,018,552
2,900,000	BBB	Aircastle Ltd., Company Guaranteed Notes, 4.250% due 6/15/26	2,899,753
		American Express Co., Senior Unsecured Notes:
2,080,000	A-	4.654% (SOFR + 0.970%) due 7/28/27(b)	2,085,483
511,000	A-	4.613% (SOFR + 0.930%) due 7/26/28(b)	513,426
2,420,000	BBB-	Aviation Capital Group LLC, Senior Unsecured Notes, 1.950% due 9/20/26(a)	2,391,177

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Diversified Financial Services — 5.4% — (continued)
		Avolon Holdings Funding Ltd., Company Guaranteed Notes:
$200,000	BBB-	4.375% due 5/1/26(a)	$200,027
600,000	BBB-	6.375% due 5/4/28(a)	625,587
1,300,000	A+	Equitable America Global Funding, Secured Notes, 4.402% (SOFR + 0.710%) due 9/15/27(a)(b)	1,300,812
300,000	BBB+	Nomura Holdings Inc., Senior Unsecured Notes, 4.941% (SOFR + 1.250%) due 7/2/27(b)	302,475

		Total Diversified Financial Services	16,214,862

Electric — 4.4%
1,336,000	BBB-	Algonquin Power & Utilities Corp., Senior Unsecured Notes, step bond to yield, 5.365% due 6/15/26	1,340,627
2,000,000	BBB	CenterPoint Energy Inc., Senior Unsecured Notes, 1.450% due 6/1/26	1,987,219
		Duke Energy Corp., Senior Unsecured Notes:
304,000	BBB	2.650% due 9/1/26	302,066
400,000	BBB	4.850% due 1/5/27	403,300
600,000	BBB	Enel Finance International NV, Company Guaranteed Notes, 3.625% due 5/25/27(a)	598,649
1,500,000	BBB	Eversource Energy, Senior Unsecured Notes, 1.400% due 8/15/26	1,481,980
816,000	BBB+	Exelon Corp., Senior Unsecured Notes, 3.400% due 4/15/26	815,370
500,000	BBB	FirstEnergy Corp., Senior Unsecured Notes, 3.900% due 7/15/27	502,583
600,000	BBB+	Fortis Inc., Senior Unsecured Notes, 3.055% due 10/4/26	596,382
600,000	BBB+	Israel Electric Corp., Ltd., Senior Secured Notes, 4.250% due 8/14/28(a)	597,315
		Pacific Gas & Electric Co., 1st Mortgage Notes:
1,200,000	BBB	2.950% due 3/1/26	1,200,000
300,000	BBB	5.000% due 6/4/28	305,743
		Southern California Edison Co., 1st Mortgage Notes:
800,000	BBB+	4.400% due 9/6/26	801,416
600,000	BBB+	5.300% due 3/1/28	614,326
300,000	BBB+	Southwestern Electric Power Co., Senior Unsecured Notes, 2.750% due 10/1/26	297,684
		Vistra Operations Co. LLC, Senior Secured Notes:
600,000	BBB-	5.050% due 12/30/26(a)	606,795
800,000	BBB-	3.700% due 1/30/27(a)	797,304

		Total Electric	13,248,759

Electronics — 0.2%
600,000	BBB-	Vontier Corp., Company Guaranteed Notes, 1.800% due 4/1/26	598,656

Food — 1.0%
2,000,000	BBB-	Campbell’s Co. (The), Senior Unsecured Notes, 5.300% due 3/20/26	2,001,052
1,000,000	BBB-	Conagra Brands Inc., Senior Unsecured Notes, 7.125% due 10/1/26	1,016,365

		Total Food	3,017,417

Gas — 0.3%
600,000	BBB-	National Fuel Gas Co., Senior Unsecured Notes, 5.500% due 10/1/26	604,857
200,000	A3(d)	SGSP Australia Assets Pty Ltd., Company Guaranteed Notes, 3.500% due 7/7/27	198,872

		Total Gas	803,729

Healthcare — Services — 1.1%
		Fresenius Medical Care U.S. Finance III Inc., Company Guaranteed Notes:
550,000	BBB-	1.875% due 12/1/26	541,397
400,000	BBB-	1.875% due 12/1/26(a)	393,744
1,675,000	BBB-	HCA Inc., Company Guaranteed Notes, 4.500% due 2/15/27	1,678,092
600,000	BBB-	Universal Health Services Inc., Senior Secured Notes, 1.650% due 9/1/26	592,206

		Total Healthcare — Services	3,205,439

Insurance — 4.6%
		Athene Global Funding, Secured Notes:
2,000,000	A+	4.509% (SOFR + 0.830%) due 1/7/27(a)(b)	2,003,027
300,000	A+	4.950% due 1/7/27(a)	302,259

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Insurance — 4.6% — (continued)
$1,200,000	A+	4.901% (SOFR + 1.210%) due 3/25/27(a)(b)	$1,205,709
1,000,000	A	Brighthouse Financial Global Funding, Secured Notes, 5.550% due 4/9/27(a)	1,011,350
		Corebridge Global Funding, Secured Notes:
1,000,000	A+	4.429% (SOFR + 0.750%) due 1/7/28(a)(b)	1,001,159
200,000	A+	4.551% (SOFR + 0.860%) due 12/15/28(a)(b)	199,980
3,000,000	A-	F&G Global Funding, Secured Notes, 1.750% due 6/30/26(a)	2,974,978
		GA Global Funding Trust, Secured Notes:
300,000	A	2.250% due 1/6/27(a)	295,579
1,300,000	A	4.400% due 9/23/27(a)	1,304,993
		Jackson National Life Global Funding, Secured Notes:
200,000	A	4.599% (SOFR + 0.890%) due 6/9/27(a)(b)	200,455
300,000	A	4.650% (SOFR + 0.970%) due 1/14/28(a)(b)	300,837
2,000,000	A	4.644% (SOFR + 0.950%) due 9/12/28(a)(b)	2,006,491
200,000	A+	Reliance Standard Life Global Funding II, Secured Notes, 2.750% due 1/21/27(a)	197,407
900,000	A+	Sammons Financial Group Global Funding, Senior Secured Notes, 4.537% (SOFR + 0.850%) due 9/2/27(a)(b)	905,392

		Total Insurance	13,909,616

Internet — 0.8%
2,300,000	BBB	Uber Technologies Inc., Company Guaranteed Notes, 4.500% due 8/15/29(a)	2,303,751

Leisure Time — 1.1%
		Royal Caribbean Cruises Ltd., Senior Unsecured Notes:
1,000,000	BBB	4.250% due 7/1/26(a)	999,791
1,400,000	BBB	5.375% due 7/15/27(a)	1,410,964
200,000	BBB	7.500% due 10/15/27	210,745
600,000	BBB	5.500% due 4/1/28(a)	613,408

		Total Leisure Time	3,234,908

Lodging — 0.3%
200,000	BBB-	Hyatt Hotels Corp., Senior Unsecured Notes, 5.750% due 1/30/27	202,773
600,000	BB+	Las Vegas Sands Corp., Senior Unsecured Notes, 3.500% due 8/18/26	597,921

		Total Lodging	800,694

Machinery — Diversified — 0.2%
500,000	BBB	Westinghouse Air Brake Technologies Corp., Company Guaranteed Notes, 3.450% due 11/15/26	498,386

Media — 0.1%
220,000	BBB	Cox Communications Inc., Senior Unsecured Notes, 3.350% due 9/15/26(a)	218,950

Mining — 0.5%
1,500,000	BBB+	Glencore Funding LLC, Company Guaranteed Notes, 5.338% due 4/4/27(a)	1,522,134

Office/Business Equipment — 0.1%
400,000	BBB-	CDW LLC/CDW Finance Corp., Company Guaranteed Notes, 2.670% due 12/1/26	395,924

Oil & Gas — 1.3%
1,100,000	BBB	Diamondback Energy Inc., Company Guaranteed Notes, 3.250% due 12/1/26	1,095,430
200,000	BBB-	Expand Energy Corp., Company Guaranteed Notes, 6.750% due 4/15/29(a)	200,586
300,000	BBB-	Harbour Energy PLC, Company Guaranteed Notes, 5.500% due 10/15/26(a)(e)	298,419
400,000	BBB	Variable Energi ASA, Senior Unsecured Notes, 5.000% due 5/18/27(a)	403,913
2,000,000	BBB+	Woodside Finance Ltd., Company Guaranteed Notes, 3.700% due 9/15/26(a)	1,994,917

		Total Oil & Gas	3,993,265

Pharmaceuticals — 0.4%
700,000	BBB	Bayer U.S. Finance LLC, Company Guaranteed Notes, 6.125% due 11/21/26(a)	709,182
641,000	BBB+	Shire Acquisitions Investments Ireland DAC, Company Guaranteed Notes, 3.200% due 9/23/26	638,667

		Total Pharmaceuticals	1,347,849

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Pipelines — 1.9%
		Energy Transfer LP, Senior Unsecured Notes:
$200,000	BBB	3.900% due 7/15/26	$199,778
200,000	BBB	5.500% due 6/1/27	203,146
3,400,000	BBB	MPLX LP, Senior Unsecured Notes, 1.750% due 3/1/26	3,400,000
1,000,000	BBB	Plains All American Pipeline LP/PAA Finance Corp., Senior Unsecured Notes, 4.500% due 12/15/26	1,003,345
800,000	BBB+	Spectra Energy Partners LP, Company Guaranteed Notes, 3.375% due 10/15/26	797,134

		Total Pipelines	5,603,403

Retail — 0.7%
2,300,000	BBB+	Starbucks Corp., Senior Unsecured Notes, 2.000% due 3/12/27	2,259,508

Savings & Loans — 0.1%
		Nationwide Building Society, Senior Non-Preferred Notes:
200,000	BBB+	4.977% (SOFR + 1.290%) due 2/16/28(a)(b)	201,414
200,000	BBB+	4.977% (SOFR + 1.290%) due 2/16/28(b)	201,415

		Total Savings & Loans	402,829

Semiconductors — 0.2%
300,000	BBB+	SK hynix Inc., Senior Unsecured Notes, 5.500% due 1/16/27(a)	304,447
200,000	BBB-	Skyworks Solutions Inc., Senior Unsecured Notes, 1.800% due 6/1/26	198,811

		Total Semiconductors	503,258

Software — 0.5%
300,000	BBB	Fiserv Inc., Senior Unsecured Notes, 5.150% due 3/15/27	302,974
		Oracle Corp., Senior Unsecured Notes:
785,000	BBB	(Cost — $783,706, acquired 1/6/26), 1.650% due 3/25/26(f)	783,643
300,000	BBB	2.650% due 7/15/26	298,313

		Total Software	1,384,930

Trucking & Leasing — 0.1%
300,000	BBB	GATX Corp., Senior Unsecured Notes, 5.400% due 3/15/27	304,303

		TOTAL CORPORATE BONDS & NOTES (Cost — $161,257,465)	161,836,607

COLLATERALIZED MORTGAGE OBLIGATIONS — 23.1%

Asset-Backed Securities — 2.3%
91,423	BBB-	Bear Stearns Asset Backed Securities I Trust, Series 2005-CL1, Class A2, 2.263% (1-Month Term SOFR + 0.614%) due 9/25/34(b)	92,809
337,161	AAA	CCG Receivables Trust, Series 2025-1, Class A2, 4.480% due 10/14/32(a)	339,010
695,052	Aaa(d)	Dell Equipment Finance Trust, Series 2024-2, Class A2, 4.690% due 8/22/30(a)	696,168
661,954	Aaa(d)	DLLAA LLC, Series 2025-1A, Class A2, 4.700% due 10/20/27(a)	664,348
269,869	Aaa(d)	DLLAD LLC, Series 2024-1A, Class A2, 5.500% due 8/20/27(a)	270,871
115,971	CCC	Finance America Mortgage Loan Trust, Series 2004-2, Class M1, 4.613% (1-Month Term SOFR + 0.939%) due 8/25/34(b)	113,538
13,467	A	Fremont Home Loan Trust, Series 2005-A, Class M3, 4.523% (1-Month Term SOFR + 0.849%) due 1/25/35(b)	13,431
1,925,564	AAA	M&T Equipment 2025-LEAF1 Notes, Series 2025-1A, Class A2, 4.700% due 12/16/27(a)	1,935,192
120,444	BBB+	MASTR Asset Backed Securities Trust, Series 2004-OPT2, Class A1, 4.488% (1-Month Term SOFR + 0.814%) due 9/25/34(b)	111,061
209,534	Aaa(d)	MMAF Equipment Finance LLC, Series 2024-A, Class A2, 5.200% due 9/13/27(a)	210,021
313,860	B-	Morgan Stanley ABS Capital I Inc. Trust, Series 2004-HE4, Class M1, 4.688% (1-Month Term SOFR + 1.014%) due 5/25/34(b)(g)	341,318
399,963	NR	Pagaya AI Debt Grantor Trust, Series 2025-6, Class A2, 4.497% due 4/15/33(a)	400,711
82,752	NR	Stonepeak ABS, Series 2021-1A, Class AA, 2.301% due 2/28/33(a)	80,947
		Towd Point Mortgage Trust:
160,167	AAA(h)	Series 2024-CES1, Class A1A, 5.848% due 1/25/64(a)(b)	161,198

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Asset-Backed Securities — 2.3% — (continued)
$169,607	AAA(h)	Series 2025-CES2, Class A1, step bond to yield, 5.348% due 7/25/65(a)	$171,276
893,409	AAA(h)	Series 2025-CES3, Class A1A, step bond to yield, 5.278% due 8/25/65(a)	902,626
241,700	A-(h)	UPXL Issuer Trust, Series 2025-1, Class A, 5.160% due 1/25/47(a)	243,896

		Total Asset-Backed Securities	6,748,421

Mortgage Securities — 20.8%
428,474	AAA(h)	Barclays Mortgage Loan Trust, Series 2024-NQM1, Class A1, step bond to yield, 5.903% due 1/25/64(a)	431,561
1,600,000	NR	BWAY Mortgage Trust, Series 2021-1450, Class A, 5.024% (1-Month Term SOFR + 1.364%) due 9/15/36(a)(b)	1,571,167
343,345	AAA(h)	Chase Home Lending Mortgage Trust, Series 2024-9, Class A11, 4.917% (30-Day Average SOFR + 1.250%) due 9/25/55(a)(b)	344,958
1,304,534	Aaa(d)	Citigroup Mortgage Loan Trust, Series 2021-INV3, Class A11, 4.517% (30-Day Average SOFR + 0.850%) due 5/25/51(a)(b)	1,223,192
		Credit Suisse Commercial Mortgage Capital Trust:
199,268	AAA	Series 2021-INV1, Class A11, 4.467% (30-Day Average SOFR + 0.800%) due 7/25/56(a)(b)	187,224
557,622	NR	Series 2021-RPL4, Class A1, 4.153% due 12/27/60(a)(b)	556,276
139,664	AAA(h)	Series 2022-RPL4, Class A1, 3.904% due 4/25/62(a)(b)	136,781
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
306,866	NR	Series 4344, Class FA, 4.365% (30-Day Average SOFR + 0.564%) due 12/15/37(b)	300,735
358,707	NR	Series 4351, Class FA, 4.365% (30-Day Average SOFR + 0.564%) due 5/15/38(b)	352,507
775,537	NR	Series 4906, Class WF, 4.315% (30-Day Average SOFR + 0.514%) due 12/15/38(b)	766,375
668,208	NR	Series 5481, Class FJ, 4.817% (30-Day Average SOFR + 1.150%) due 12/25/54(b)	674,329
62,906	NR	Series 5484, Class FA, 4.867% (30-Day Average SOFR + 1.200%) due 12/25/54(b)	63,532
230,428	NR	Series 5491, Class FL, 4.867% (30-Day Average SOFR + 1.200%) due 1/25/55(b)	232,799
774,474	NR	Series 5495, Class AF, 4.817% (30-Day Average SOFR + 1.150%) due 1/25/55(b)	781,543
859,407	NR	Series 5496, Class AF, 4.767% (30-Day Average SOFR + 1.100%) due 1/25/55(b)	865,207
222,638	NR	Series 5500, Class GF, 4.617% (30-Day Average SOFR + 0.950%) due 10/25/54(b)	224,085
823,007	NR	Series 5508, Class QF, 4.617% (30-Day Average SOFR + 0.950%) due 2/25/55(b)	828,834
249,070	NR	Series 5511, Class FG, 4.817% (30-Day Average SOFR + 1.150%) due 3/25/55(b)	251,280
2,874,091	NR	Series 5513, Class MF, 4.607% (30-Day Average SOFR + 0.940%) due 11/25/54(b)	2,892,670
1,897,660	NR	Series 5532, Class FA, 4.617% (30-Day Average SOFR + 0.950%) due 4/25/55(b)	1,910,142
1,487,193	NR	Series 5548, Class AF, 4.667% (30-Day Average SOFR + 1.000%) due 6/25/55(b)	1,495,200
977,697	NR	Series 5565, Class FB, 4.617% (30-Day Average SOFR + 0.950%) due 8/25/55(b)	983,213
758,500	NR	Series 5567, Class FB, 4.667% (30-Day Average SOFR + 1.000%) due 8/25/55(b)	764,799
1,942,469	NR	Series 5584, Class DF, 4.567% (30-Day Average SOFR + 0.900%) due 10/25/55(b)	1,954,424
383,670	NR	Series 5593, Class FB, 4.567% (30-Day Average SOFR + 0.900%) due 11/25/55(b)	386,064
449,864	NR	Series 5607, Class FA, 4.567% (30-Day Average SOFR + 0.900%) due 12/25/55(b)	451,914
		Federal National Mortgage Association (FNMA), REMICS:
619,040	NR	Series 2017-108, Class AF, 4.082% (30-Day Average SOFR + 0.414%) due 1/25/48(b)	612,717
190,946	NR	Series 2019-9, Class FA, 4.315% (30-Day Average SOFR + 0.514%) due 3/25/49(b)	189,750
674,623	NR	Series 2024-90, Class FB, 4.917% (30-Day Average SOFR + 1.250%) due 11/25/53(b)	682,991
842,733	NR	Series 2024-101, Class FB, 4.767% (30-Day Average SOFR + 1.100%) due 1/25/55(b)	848,613
383,744	NR	Series 2024-103, Class FC, 4.817% (30-Day Average SOFR + 1.150%) due 1/25/55(b)	387,247
547,040	NR	Series 2024-103, Class FJ, 4.867% (30-Day Average SOFR + 1.200%) due 1/25/55(b)	552,655
243,801	NR	Series 2025-4, Class FB, 4.867% (30-Day Average SOFR + 1.200%) due 12/25/53(b)	246,234
198,027	NR	Series 2025-6, Class FA, 4.917% (30-Day Average SOFR + 1.250%) due 2/25/55(b)	200,229
371,593	NR	Series 2025-16, Class FA, 4.817% (30-Day Average SOFR + 1.150%) due 3/25/55(b)	374,373
413,441	NR	Series 2025-19, Class FC, 4.827% (30-Day Average SOFR + 1.160%) due 3/25/55(b)	417,064
1,119,666	NR	Series 2025-40, Class FP, 4.667% (30-Day Average SOFR + 1.000%) due 10/25/54(b)	1,128,682
684,972	NR	Series 2025-88, Class FM, 4.567% (30-Day Average SOFR + 0.900%) due 8/25/55(b)	689,210
7,487,409	NR	Series 2025-88, Class KF, 4.717% (30-Day Average SOFR + 1.050%) due 9/25/55(b)	7,542,784
2,422,731	NR	Series 2025-95, Class F, 4.567% (30-Day Average SOFR + 0.900%) due 12/25/53(b)	2,433,906
1,186,552	NR	Series 2025-99, Class KF, 4.667% (30-Day Average SOFR + 1.000%) due 11/25/55(b)	1,193,741

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Mortgage Securities — 20.8% — (continued)
		GCAT Trust:
$524,534	AAA	Series 2021-NQM3, Class A1, 1.091% due 5/25/66(a)(b)	$470,203
629,296	AAA(h)	Series 2022-HX1, Class A1, 2.885% due 12/27/66(a)(b)	592,921
		Government National Mortgage Association (GNMA):
269,650	NR	Series 2016-H06, Class FD, 4.717% (1-Month Term SOFR + 1.034%) due 7/20/65(b)	271,305
465,855	NR	Series 2017-H15, Class FE, 5.581% (1-Year Term SOFR + 1.515%) due 7/20/67(b)	473,448
60,361	NR	Series 2020-17, Class EU, 2.500% due 10/20/49	54,972
41,986	NR	Series 2020-21, Class AC, 2.500% due 1/20/49	38,352
2,665,185	NR	Series 2021-122, Class FA, 3.000% (30-Day Average SOFR + 0.400%) due 7/20/51(b)	2,368,774
188,391	NR	Series 2023-H11, Class FC, 4.762% (30-Day Average SOFR + 1.100%) due 5/20/73(b)	192,956
356,522	NR	Series 2023-H24, Class FA, 4.612% (30-Day Average SOFR + 0.950%) due 10/20/73(b)	362,812
171,424	NR	Series 2023-H27, Class FD, 4.762% (30-Day Average SOFR + 1.100%) due 11/20/73(b)	175,839
745,214	NR	Series 2024-H01, Class FB, 4.562% (30-Day Average SOFR + 0.900%) due 1/20/74(b)	756,739
7,744,947	NR	Series 2025-135, Class FE, 4.812% (30-Day Average SOFR + 1.150%) due 8/20/55(b)(i)	7,826,626
349,495	NR	Series 2025-H20, Class FA, 4.432% (30-Day Average SOFR + 0.770%) due 9/20/75(b)	352,892
348,211	NR	Series 2025-H22, Class F, 4.442% (30-Day Average SOFR + 0.780%) due 10/20/75(b)	351,497
856,103	AAA(h)	GS Mortgage-Backed Securities Corp. Trust, Series 2021-RPL1, Class A1, 1.750% due 12/25/60(a)(b)	812,748
		GS Mortgage-Backed Securities Trust:
634,663	Aaa(d)	Series 2021-GR2, Class A9, 4.547% (30-Day Average SOFR + 0.850%) due 2/25/52(a)(b)	595,168
217,098	Aaa(d)	Series 2021-INV1, Class A9, 4.547% (30-Day Average SOFR + 0.850%) due 12/25/51(a)(b)	203,596
386,046	Aaa(d)	Series 2024-PJ7, Class A25, 5.018% (30-Day Average SOFR + 1.350%) due 11/25/54(a)(b)	387,870
137,825	BBB-	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-FL12, Class A, 5.157% (1-Month Term SOFR + 1.497%) due 12/15/31(a)(b)	137,606
		JPMorgan Mortgage Trust:
131,147	Aaa(d)	Series 2019-INV3, Class A3, 3.500% due 5/25/50(a)(b)	121,800
272,520	Aaa(d)	Series 2021-12, Class A11, 4.547% (30-Day Average SOFR + 0.850%) due 2/25/52(a)(b)	255,477
154,861	AAA(h)	Series 2025-NQM1, Class A1, step bond to yield, 5.591% due 6/25/65(a)	156,552
223,351	NR	Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, step bond to yield, 6.250% due 7/25/67(a)	223,754
		MFA Trust:
75,210	AAA	Series 2020-NQM1, Class A1, 2.479% due 3/25/65(a)(b)	73,617
67,428	AAA	Series 2020-NQM2, Class A1, 1.381% due 4/25/65(a)(b)	66,334
		Mill City Mortgage Loan Trust:
267,050	Aaa(d)	Series 2019-GS2, Class A1, 2.750% due 8/25/59(a)(b)	261,699
189,332	AAA(h)	Series 2021-NMR1, Class A1, 1.125% due 11/25/60(a)(b)	183,307
1,485,076	Aa1(d)	Natixis Commercial Mortgage Securities Trust, Series 2021-APPL, Class A, 4.874% (1-Month Term SOFR + 1.214%) due 8/15/38(a)(b)	1,453,575
		New Residential Mortgage Loan Trust:
118,111	NR	Series 2018-3A, Class A1, 4.500% due 5/25/58(a)(b)	117,358
34,936	AAA(h)	Series 2018-RPL1, Class A1, 3.500% due 12/25/57(a)(b)	34,301
1,800,000	AAA(h)	NYO Commercial Mortgage Trust, Series 2021-1290, Class A, 4.869% (1-Month Term SOFR + 1.209%) due 11/15/38(a)(b)	1,797,842
		OBX Trust:
208,349	AAA	Series 2024-NQM5, Class A1, step bond to yield, 5.988% due 1/25/64(a)	210,455
389,117	AAA	Series 2024-NQM6, Class A1, step bond to yield, 6.447% due 2/25/64(a)	394,924
377,044	Aaa(d)	Oceanview Mortgage Trust, Series 2025-3, Class AF1, 4.618% (30-Day Average SOFR + 0.950%) due 5/25/55(a)(b)	378,044
189,025	AAA(h)	PRPM LLC, Series 2025-RCF6, Class A1, step bond to yield, 4.942% due 12/25/55(a)	190,571
150,435	AAA(h)	PRPM Trust, Series 2024-NQM4, Class A1, step bond to yield, 5.674% due 12/26/69(a)	151,890
502,916	AAA(h)	Sequoia Mortgage Trust, Series 2024-HYB1, Class A1A, 4.433% due 11/25/63(a)(b)	507,694

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Mortgage Securities — 20.8% — (continued)
		Towd Point Mortgage Trust:
$186,668	AAA(h)	Series 2018-3, Class A1, 3.750% due 5/25/58(a)(b)	$184,700
90,750	Aaa(d)	Series 2019-HY2, Class A1, 4.788% (1-Month Term SOFR + 1.114%) due 5/25/58(a)(b)	92,750
98,321	Aaa(d)	Series 2019-HY3, Class A1A, 4.788% (1-Month Term SOFR + 1.114%) due 10/25/59(a)(b)	98,547
327,588	AAA(h)	Series 2020-1, Class A1, 2.710% due 1/25/60(a)(b)	318,792
445,607	AAA(h)	Series 2021-SJ2, Class A1A, 2.250% due 12/25/61(a)(b)	436,853
124,668	AAA(h)	Verus Securitization Trust, Series 2023-5, Class A1, step bond to yield, 6.476% due 6/25/68(a)	125,004
212,650	AA	WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR13, Class A1A1, 4.368% (1-Month Term SOFR + 0.694%) due 10/25/45(b)	208,240

		Total Mortgage Securities	62,601,411

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $69,718,825)	69,349,832

COLLATERALIZED LOAN OBLIGATIONS — 9.6%

Other ABS — 9.6%
2,000,000	Aaa(d)	Anchorage Credit Funding 19 Ltd., Series 2025-19A, Class A, 5.036% due 10/25/40(a)	2,005,442
1,600,000	AAA	Atlas Senior Loan Fund XVI Ltd., Series 2021-16A, Class AR, 4.768% (3-Month Term SOFR + 1.100%) due 1/20/34(a)(b)	1,600,490
1,000,000	AAA	Atlas Senior Loan Fund XVIII Ltd., Series 2021-18A, Class A1R, 4.778% (3-Month Term SOFR + 1.110%) due 1/18/35(a)(b)	1,001,368
2,500,000	Aaa(d)	Bain Capital Credit CLO Ltd., Series 2022-2A, Class A1R, 4.819% (3-Month Term SOFR + 1.150%) due 4/22/35(a)(b)	2,504,503
131,073	AAA	BlueMountain CLO Ltd., Series 2018-3A, Class A1R, 4.858% (3-Month Term SOFR + 1.190%) due 10/25/30(a)(b)	131,392
8,957	Aaa(d)	Dryden 54 Senior Loan Fund, Series 2017-54A, Class AR, 4.818% (3-Month Term SOFR + 1.150%) due 10/19/29(a)(b)	8,961
400,000	Aaa(d)	Dryden 95 CLO Ltd., Series 2021-95A, Class AR, 4.696% (3-Month Term SOFR + 1.040%) due 8/20/34(a)(b)	400,148
278,701	Aaa(d)	Gallatin CLO VIII Ltd., Series 2017-1A, Class A1R, 5.024% (3-Month Term SOFR + 1.352%) due 7/15/31(a)(b)	279,063
1,300,000	Aaa(d)	Golub Capital Partners CLO 50B-R Ltd., Series 2020-50A, Class A1R2, 4.778% (3-Month Term SOFR + 1.110%) due 4/20/35(a)(b)	1,302,987
852,347	AAA	Greywolf CLO III Ltd., Series 2020-3RA, Class A1R2, 4.899% (3-Month Term SOFR + 1.230%) due 4/22/33(a)(b)	853,487
43,155	Aaa(d)	KKR CLO 11 Ltd., Series 11, Class AR, 5.114% (3-Month Term SOFR + 1.442%) due 1/15/31(a)(b)	43,176
400,000	AAA	KKR CLO 16 Ltd., Series 16, Class A1R3, 4.808% (3-Month Term SOFR + 1.140%) due 10/20/34(a)(b)	400,475
2,000,000	AAA	KKR CLO 36 Ltd., Series 36A, Class AR, 4.822% (3-Month Term SOFR + 1.150%) due 10/15/34(a)(b)	2,002,650
1,000,000	AAA	LCM 31 Ltd., Series 31A, Class AR, 4.948% (3-Month Term SOFR + 1.280%) due 7/20/34(a)(b)	1,000,862
1,200,000	Aaa(d)	Marble Point CLO XXIV Ltd., Series 2022-1A, Class A1R, 4.753% (3-Month Term SOFR + 1.090%) due 4/20/35(a)(b)	1,200,692
400,000	AAA	Neuberger Berman Loan Advisers CLO 43 Ltd., Series 2021-43A, Class AR, 4.718% (3-Month Term SOFR + 1.050%) due 7/17/36(a)(b)	400,456
400,000	AAA	Neuberger Berman Loan Advisers CLO 45 Ltd., Series 2021-45A, Class AR, 4.727% (3-Month Term SOFR + 1.060%) due 10/14/36(a)(b)	400,473
1,600,000	Aaa(d)	PPM CLO 5 Ltd., Series 2021-5A, Class AR, 4.848% (3-Month Term SOFR + 1.180%) due 10/18/34(a)(b)	1,602,424
2,000,000	Aaa(d)	Rockford Tower CLO Ltd., Series 2021-2A, Class A1R, 4.798% (3-Month Term SOFR + 1.130%) due 7/20/34(a)(b)	2,002,836
358,387	AAA	Sound Point CLO XXVIII Ltd., Series 2020-3A, Class A1R, 4.948% (3-Month Term SOFR + 1.280%) due 1/25/32(a)(b)	358,995
2,000,000	AAA(h)	Symphony CLO XXIV Ltd., Series 2020-24A, Class A1R, 4.801% (3-Month Term SOFR + 1.130%) due 10/23/35(a)(b)	2,001,546

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Other ABS — 9.6% — (continued)
$800,000	Aaa(d)	Symphony CLO XXIX Ltd., Series 2021-29A, Class AR, 4.822% (3-Month Term SOFR + 1.150%) due 10/15/35(a)(b)	$800,869
1,600,000	Aaa(d)	Symphony CLO XXV Ltd., Series 2021-25A, Class AR, 4.718% (3-Month Term SOFR + 1.050%) due 4/19/34(a)(b)	1,603,714
900,000	Aaa(d)	Symphony CLO XXXII Ltd., Series 2022-32A, Class AR, 4.821% (3-Month Term SOFR + 1.150%) due 10/23/35(a)(b)	901,004
1,000,000	AAA	Tralee CLO V Ltd., Series 2018-5A, Class A1RR, 4.748% (3-Month Term SOFR + 1.080%) due 10/20/34(a)(b)	1,000,372
335,351	Aaa(d)	Venture 36 CLO Ltd., Series 2019-36A, Class A1AR, 5.059% (3-Month Term SOFR + 1.392%) due 4/20/32(a)(b)	335,660
721,530	AAA(h)	Verdelite Static CLO Ltd., Series 2024-1A, Class A, 4.798% (3-Month Term SOFR + 1.130%) due 7/20/32(a)(b)	721,865
2,000,000	AAA	Wellfleet CLO Ltd., Series 2021-1A, Class A1R, 4.848% (3-Month Term SOFR + 1.180%) due 4/20/34(a)(b)	2,000,664

		TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost — $28,829,177)	28,866,574

ASSET-BACKED SECURITIES — 9.3%

Automobiles — 5.4%
953,603	AAA	American Heritage Auto Receivables Issuer Trust, Series 2025-1A, Class A2, 4.480% due 8/15/28(a)	955,873
821,684	AAA	ARI Fleet Lease Trust, Series 2024-B, Class A2, 5.540% due 4/15/33(a)	827,113
750,846	Aaa(d)	Bank of America Auto Trust, Series 2023-1A, Class A3, 5.530% due 2/15/28(a)	756,623
211,645	AAA	CarMax Auto Owner Trust, Series 2024-3, Class A2B, 4.128% (30-Day Average SOFR + 0.470%) due 9/15/27(b)	211,682
		Carvana Auto Receivables Trust:
2,769,000	AAA	Series 2023-P1, Class A4, 5.940% due 1/10/29(a)	2,806,651
577,255	AAA	Series 2023-P2, Class A3, 5.420% due 4/10/28(a)	578,680
873,451	AAA	Series 2023-P4, Class A3, 6.160% due 10/10/28(a)	881,076
1,441,633	AAA	Series 2024-P1, Class A3, 5.050% due 4/10/29(a)	1,450,309
1,827,562	Aaa(d)	Chase Auto Owner Trust, Series 2024-3A, Class A3, 5.220% due 7/25/29(a)	1,847,536
281,525	Aaa(d)	Chesapeake Funding II LLC, Series 2024-1A, Class A1, 5.520% due 5/15/36(a)	285,160
666,667	Aaa(d)	Hertz Vehicle Financing III LLC, Series 2023-1A, Class A, 5.490% due 6/25/27(a)	667,398
1,975,000	AAA	LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.520% due 3/15/29(a)	1,982,955
97,346	Aaa(d)	Oscar US Funding XV LLC, Series 2023-1A, Class A3, 5.810% due 12/10/27(a)	97,911
200,000	AAA	PenFed Auto Receivables Owner Trust, Series 2025-A, Class A3, 4.030% due 7/15/30(a)	201,266
876,959	Aaa(d)	SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.560% due 11/22/27(a)	880,886
324,613	AAA	SCCU Auto Receivables Trust, Series 2023-1A, Class A3, 5.700% due 10/16/28(a)	326,713
200,000	AAA	SFS Auto Receivables Securitization Trust, Series 2026-1A, Class A2A, 3.910% due 8/20/29(a)	200,179
		Toyota Auto Receivables Owner Trust:
109,779	AAA	Series 2022-C, Class A3, 3.760% due 4/15/27	109,771
1,286,630	AAA	Series 2025-B, Class A2A, 4.460% due 3/15/28	1,289,904

		Total Automobiles	16,357,686

Credit Cards — 1.0%
1,100,000	Aaa(d)	Golden Credit Card Trust, Series 2022-1A, Class A, 1.970% due 1/15/29(a)	1,081,600
1,800,000	Aaa(d)	Trillium Credit Card Trust II, Series 2025-1A, Class A, 4.263% (SOFR + 0.590%) due 9/26/30(a)(b)	1,808,446

		Total Credit Cards	2,890,046

Student Loans — 2.9%
		ECMC Group Student Loan Trust:
400,752	Aa1(d)	Series 2017-2A, Class A, 4.832% (30-Day Average SOFR + 1.164%) due 5/25/67(a)(b)	403,946
287,383	Aa1(d)	Series 2018-1A, Class A, 4.532% (30-Day Average SOFR + 0.864%) due 2/27/68(a)(b)	286,472
431,222	Aa1(d)	Series 2019-1A, Class A1B, 4.782% (30-Day Average SOFR + 1.114%) due 7/25/69(a)(b)	432,796

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Student Loans — 2.9% — (continued)
$1,182,090	AAA	ELFI Graduate Loan Program LLC, Series 2021-A, Class A, 1.530% due 12/26/46(a)	$1,071,863
		Navient Private Education Loan Trust:
232,159	AAA	Series 2015-BA, Class A3, 5.224% (1-Month Term SOFR + 1.564%) due 7/16/40(a)(b)	232,549
152,661	AAA	Series 2020-A, Class A2B, 4.674% (1-Month Term SOFR + 1.014%) due 11/15/68(a)(b)	152,396
		Navient Private Education Refinance Loan Trust:
96,427	AAA	Series 2020-GA, Class A, 1.170% due 9/16/69(a)	91,385
147,600	AAA	Series 2020-IA, Class A1A, 1.330% due 4/15/69(a)	138,401
821,943	Aaa(d)	Navient Refinance Loan Trust, Series 2025-C, Class A, 4.800% due 10/15/55(a)	833,857
		Nelnet Student Loan Trust:
421,824	AA+	Series 2017-3A, Class A, 4.632% (30-Day Average SOFR + 0.964%) due 2/25/66(a)(b)	422,484
412,573	AA+	Series 2019-2A, Class A, 4.682% (30-Day Average SOFR + 1.014%) due 6/27/67(a)(b)	413,323
326,498	AA+	Series 2019-3A, Class A, 4.588% (1-Month Term SOFR + 0.914%) due 8/25/67(a)(b)	326,902
219,214	Aaa(d)	Series 2021-DA, Class AFL, 4.472% (1-Month Term SOFR + 0.804%) due 4/20/62(a)(b)	218,439
669,626	Aaa(d)	Series 2025-DA, Class A1A, 4.650% due 8/20/54(a)	673,897
600,000	Aaa(d)	Series 2026-A, Class A1A, 4.610% due 2/21/61(a)	602,375
200,000	Aaa(d)	Series 2026-A, Class A1B, 0.000% (30-Day Average SOFR + 1.300%) due 2/21/61(a)(b)	200,456
		SMB Private Education Loan Trust:
139,215	AAA	Series 2020-PTA, Class A2A, 1.600% due 9/15/54(a)	132,593
112,957	AAA	Series 2021-D, Class A1A, 1.340% due 3/17/53(a)	107,706
932,662	Aaa(d)	Series 2022-B, Class A1B, 5.108% (30-Day Average SOFR + 1.450%) due 2/16/55(a)(b)	942,049
123,947	Aaa(d)	Series 2023-B, Class A1B, 5.458% (30-Day Average SOFR + 1.800%) due 10/16/56(a)(b)	126,578
342,976	Aaa(d)	Series 2023-C, Class A1B, 5.208% (30-Day Average SOFR + 1.550%) due 11/15/52(a)(b)	346,759
302,073	Aaa(d)	Series 2024-A, Class A1A, 5.240% due 3/15/56(a)	313,002
151,036	Aaa(d)	Series 2024-A, Class A1B, 5.108% (30-Day Average SOFR + 1.450%) due 3/15/56(a)(b)	153,321
168,451	Aaa(d)	Towd Point Asset Trust, Series 2021-SL1, Class A2, 4.482% (1-Month Term SOFR + 0.814%) due 11/20/61(a)(b)	168,171

		Total Student Loans	8,791,720

		TOTAL ASSET-BACKED SECURITIES (Cost — $28,102,837)	28,039,452

U.S. GOVERNMENT OBLIGATIONS — 5.6%
		U.S. Treasury Inflation Indexed Notes:
4,596,494		0.125% due 7/15/26(i)(n)	4,621,248
6,166,628		0.125% due 10/15/26(i)	6,179,208
4,963,587		0.375% due 1/15/27(i)(n)	4,950,898
953,380		2.125% due 4/15/29	986,063

		TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost — $16,631,789)	16,737,417

MORTGAGE-BACKED SECURITIES — 2.6%

FHLMC — 0.2%
642,468		Federal Home Loan Mortgage Corp. (FHLMC), 4.000% due 6/1/49 — 9/1/49	632,420

FNMA — 2.4%
7,200,000		Federal National Mortgage Association (FNMA), 5.500% due 4/1/56(j)	7,309,522

		TOTAL MORTGAGE-BACKED SECURITIES (Cost — $7,978,614)	7,941,942

SOVEREIGN BONDS — 1.4%

Chile — 0.3%
800,000	A	Chile Government International Bonds, 2.750% due 1/31/27	790,840

Panama — 0.2%
		Panama Government International Bonds:
300,000	BBB-	8.875% due 9/30/27	322,725
200,000	BBB-	3.875% due 3/17/28	198,280

		Total Panama	521,005

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Saudi Arabia — 0.9%
$2,700,000		Aa3(d)	Saudi Government International Bonds, 5.125% due 1/13/28	$2,758,910

			TOTAL SOVEREIGN BONDS (Cost — $4,062,033)	4,070,755

			TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $316,580,740)	316,842,579

SHORT-TERM INVESTMENTS(k) — 3.5%

COMMERCIAL PAPERS — 1.3%
1,600,000			Global Payments Inc., 4.072% due 3/6/26(l)	1,599,276
1,100,000			HCA Inc., 4.122% due 3/20/26(a)(l)	1,097,614
1,300,000			Southern California Edison Co., 4.221% due 3/3/26(a)(l)	1,299,697

			TOTAL COMMERCIAL PAPERS (Cost — $3,996,587)	3,996,587

MONEY MARKET FUND — 0.1%
306,063			Invesco STIT — Government & Agency Portfolio, Institutional Class, 3.674%(m)
			(Cost — $306,063)	306,063

TIME DEPOSITS — 1.2%
21	NZD		BBH — New York, 1.400% due 3/2/26	13
3,551,959			Citibank — New York, 2.980% due 3/2/26	3,551,959
11,466			JPMorgan Chase & Co. — New York, 2.980% due 3/2/26	11,466

			TOTAL TIME DEPOSITS (Cost — $3,563,438)	3,563,438

U.S. GOVERNMENT OBLIGATION — 0.9%
2,700,000			U.S. Treasury Bills, 3.646% due 4/9/26(l)
			(Cost — $2,689,381)	2,689,381

			TOTAL SHORT-TERM INVESTMENTS (Cost — $10,555,469)	10,555,469

			TOTAL INVESTMENTS — 108.9% (Cost — $327,136,209)	327,398,048

			Liabilities in Excess of Other Assets — (8.9)%	(26,718,608)

			TOTAL NET ASSETS — 100.0%	$300,679,440

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 28, 2026, amounts to $128,275,167 and represents 42.7% of net assets.

(b)	Variable rate security. Interest rate disclosed is that which was in effect at February 28, 2026.
(c)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(d)	Rating by Moody’s Investors Service.
(e)	All or a portion of this security is on loan (see Note 1).

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund
(f)	The aggregate value of restricted securities (excluding 144A holdings) at February 28, 2026, amounts to $783,643 and represents 0.3% of net assets.
(g)	Affiliated security (see Note 2). As of February 28, 2026, total cost and total value of affiliated security amounted to $313,616 and $341,318, respectively.
(h)	Rating by Fitch Ratings Service.
(i)	Position, or portion thereof, has been segregated to collateralize reverse repurchase agreement.
(j)	This security is traded on a TBA basis (see Note 1).
(k)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 3.4%.
(l)	Rate shown represents yield-to-maturity.
(m)	Represents investments of collateral received from securities lending transactions.
(n)	All or a portion of this security was purchased in a sale-buyback transaction. The value of these securities totals $9,572,146 which represents 3.2% of net assets.
(o)	Illiquid security.

At February 28, 2026, for Ultra-Short Term Fixed Income Fund the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Ultra-Short Term Fixed Income Fund	$327,136,209	$1,503,903	$(1,458,908)	$44,995

Abbreviations used in this schedule:
ABS	— Asset-Backed Security
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Rate
DAC	— Designated Activity Company
LLC	— Limited Liability Company
MASTR	— Mortgage Asset Securitization Transactions, Inc.
PLC	— Public Limited Company
REMICS	— Real Estate Mortgage Investment Conduits
SOFR	— Secured Overnight Financing Rate

Summary of Investments by Security Type^
Corporate Bonds & Notes	49.5%
Collateralized Mortgage Obligations	21.2
Collateralized Loan Obligations	8.8
Asset-Backed Securities	8.6
U.S. Government Obligations	5.1
Mortgage-Backed Securities	2.4
Sovereign Bonds	1.3
Short-Term Investments	3.1

Total Investments	100.0	%+

^	As a percentage of total investments.
+	Does not reflect investments of collateral received from securities lending transactions.

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

At February 28, 2026, Ultra-Short Term Fixed Income Fund held the following Reverse Repurchase Agreements:

Face Amount†	Security	Value
	Bank of America:
$950,250	3.800% due 3/4/26	$950,250
9,251,250	3.780% due 3/5/26	9,251,250
135,750	Barclays Capital Inc., 3.780% due 3/9/26	135,750
3,718,406	Citigroup Global Markets Inc., 3.860% due 3/2/26	3,718,406

	TOTAL REVERSE REPURCHASE AGREEMENTS (Proceeds — $14,055,656)	$14,055,656

For the period ended February 28, 2026, the daily average borrowing and weighted average interest rate under the reverse repurchase agreements were $9,782,399 and 3.944%, respectively.

†	Amount denominated in U.S. dollars, unless otherwise noted.

At February 28, 2026, Ultra-Short Term Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
3-Month SOFR Futures	19	3/28	$4,599,900	$4,609,400	$9,500
U.S. Treasury 5-Year Note Futures	325	6/26	35,694,141	35,795,703	101,562

					111,062

Contracts to Sell:
U.S. Treasury 2-Year Note Futures	396	6/26	82,739,250	82,872,281	(133,031)
U.S. Treasury 10-Year Note Futures	56	6/26	6,321,438	6,373,501	(52,063)
U.S. Treasury Ultra Long Bond Futures	41	6/26	4,928,648	4,985,343	(56,695)
U.S. Ultra Long Bond Futures	73	6/26	8,435,492	8,521,609	(86,117)

					(327,906)

Net Unrealized Depreciation on Open Exchange-Traded Futures Contracts					$(216,844)

At February 28, 2026, Ultra-Short Term Fixed Income Fund had deposited cash of $925,000 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

Currency abbreviation used in this schedule:
NZD	— New Zealand Dollar

See pages 268-269 for definitions of ratings.

At February 28, 2026, Ultra-Short Term Fixed Income Fund was involved in following sale-buyback transactions:

Counterparty	Borrowing Date	Maturity Date	Borrowing Rate	Amount Borrowed
BNP Paribas SA	2/18/26	3/4/26	3.827%	$3,530,760
BNP Paribas SA	2/18/26	3/4/26	3.827%	1,337,808

				$4,868,568

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Alternative Strategies Fund

Units	Security	Value

OPEN END MUTUAL FUND SECURITIES—99.3%

United States — 99.3%
667,616	AB Select U.S. Long/Short Portfolio, Class I	$9,707,131
1,613,899	Abbey Capital Futures Strategy Fund, Class I	18,882,622
1,526,812	BlackRock Event Driven Equity Fund, Institutional Class	16,046,796
688,844	BlackRock Global Equity Market Neutral Fund, Institutional Class	10,311,988
1,926,948	BlackRock Systematic Multi-Strategy Fund, Institutional Class	20,830,311
504,812	BlackRock Tactical Opportunities Fund, Institutional Class*	8,092,137
824,602	BNY Mellon Global Real Return Fund, Class Y	14,513,002
760,466	Calamos Market Neutral Income Fund, Class I	12,045,776
72,019	Cohen & Steers Global Realty Shares Inc., Class I	4,342,012
1,897,795	John Hancock Diversified Macro Fund, Class I	16,985,266
221,364	JPMorgan Hedged Equity Fund, Class I	7,873,908
694,416	Neuberger Berman Long Short Fund, Institutional Class	13,839,705
281,930	PIMCO CommodityRealReturn Strategy Fund, Institutional Class	4,533,436
1,417,185	PIMCO Credit Opportunities Bond Fund, Institutional Class	13,973,442
2,134,704	PIMCO Mortgage Opportunities and Bond Fund, Class I2	20,279,687
1,158,528	Touchstone Flexible Income Fund, Institutional Class	12,187,713

	TOTAL INVESTMENTS — 99.3% (Cost — $191,079,829)	204,444,932

	Other Assets in Excess of Liabilities—0.7%	1,426,301

	TOTAL NET ASSETS — 100.0%	$205,871,233

*	Non-income producing security.

At February 28, 2026, for Alternative Strategies Fund the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Alternative Strategies Fund	$191,079,829	$14,576,525	$(1,211,422)	$13,365,103

Summary of Investments by Security Type^
Open End Mutual Fund Securities	100.0%

^	As a percentage of total investments.

See Notes to Financial Statements.

Ratings

(unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A

— Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB

— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C

— Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	— Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

P	— Preliminary rating.

u	— The upgrade state defines bonds that have recently been upgraded into higher rating categories.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa

— Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

— Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A

— Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa

— Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba

— Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B

— Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	— Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca	— Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C	— Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

e	— Expected.

u	— Upgraded.

Ratings

(unaudited) (continued)

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AAApre

— Stable Outlook rating is based on the pledge of securities in the escrow deposit fund securing the bonds and reflects the lien of the refunded bondholders on the escrow trust funds and that all amounts have been invested in direct non-callable obligations of the United States.

AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A

— Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB

— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C

— Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	— Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

NR	— Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

WD, WR	— Indicates that the bonds rating has been withdrawn and the issuer is no longer rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings

SP-1

— Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1

— Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	— Moody’s highest rating for issues having a demand feature — VRDO.

MIG1	— Moody’s highest rating for short-term municipal obligations.

P-1	— Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1

— Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

F-2	— Fitch’s rating indicating a good capacity for timely payment of financial commitments.

Statements of Assets and Liabilities

February 28, 2026 (unaudited)

	Morgan Stanley Pathway Large Cap Equity ETF	Morgan Stanley Pathway Small-Mid Cap Equity ETF	International Equity Fund
ASSETS:
Unaffiliated investments, at value[1,3]	$3,562,270,916	$729,603,445	$1,367,485,099
Affiliated investments, at value[2]	7,247,847	—	—
Foreign currency, at value[4]	24	19	486,478
Cash	109,974	42,143	—
Receivable for securities sold	1,660,877	1,447,429	3,535,332
Receivable for TBA securities sold	—	—	—
Dividends and interest receivable from unaffiliated investments	3,189,126	401,865	9,776,924
Dividends and interest receivable from affiliated investments	—	—	—
Receivable for Fund shares sold	2,728,805	—	821,201
Unrealized appreciation on open forward foreign currency contracts (Note 1)	—	—	—
Variation margin on open futures contracts (Note 1)	—	—	21,440
Variation margin on open centrally cleared swap contracts (Note 1)	—	—	—
Unrealized appreciation on open OTC swap contracts	—	—	—
Upfront payment paid on open OTC swap contracts	—	—	—
Deposits for collateral with counterparty	1,197,984	496,996	199,747
Foreign capital gains tax receivable	—	—	—
Prepaid trustees expenses	131,864	24,852	82,176
Prepaid expenses	59,029	9,105	38,682

Total Assets	3,578,596,446	732,025,854	1,382,447,079

LIABILITIES:
Reverse repurchase agreements, at value[7]	—	—	—
Payable for collateral received from securities on loan	973,888	1,999,348	2,755,398
Payable for Fund shares repurchased	—	—	675,824
Payable for securities purchased	2,589,739	872,195	4,419,181
Payable for TBA securities purchased	—	—	—
Payable for sale-buyback transactions	—	—	—
Investment management fee payable	799,490	266,646	468,773
Transfer agent fees payable	11,737	8,493	36,003
Interest expense payable	—	—	—
Custody fee payable	82,906	—	153,016
Variation margin on open futures contracts (Note 1)	79,825	90,045	—
Variation margin on open centrally cleared swap contracts (Note 1)	—	—	—
Forward sale commitments, at value[5] (Note 1)	—	—	—
Options contracts written, at value[6] (Note 1)	—	—	—
Unrealized depreciation on open OTC swap contracts	—	—	—
Upfront payment received on open OTC swap contracts	—	—	—
Unrealized depreciation on open forward foreign currency contracts (Note 1)	—	—	—
Deposits for collateral from counterparty	—	—	—
Foreign capital gains tax payable	—	—	—
Audit fees payable	—	—	—
Accrued expenses	213,237	107,979	178,583

Total Liabilities	4,750,822	3,344,706	8,686,778

Total Net Assets	$3,573,845,624	$728,681,148	$1,373,760,301

NET ASSETS:
Paid-in-capital (Note 5)	$1,931,998,771	$506,124,260	$858,367,520
Total distributable earnings (losses)	1,641,846,853	222,556,888	515,392,781

Total Net Assets	$3,573,845,624	$728,681,148	$1,373,760,301

Shares Outstanding	65,482,167	13,348,475	80,178,928

Net Asset Value	$54.58	$54.59	$17.13

[1] Unaffiliated investments, at cost	$1,920,904,289	$514,357,955	$840,669,916

[2] Affiliated investments, at cost	$2,375,030	$—	$—

[3] Includes securities on loan	$913,165	$1,883,635	$2,623,363

[4] Foreign currency, at cost	$679	$473	$460,895

[5] Proceeds received	$—	$—	$—

[6] Premiums received	$—	$—	$—

[7] Proceeds of reverse repurchase agreements	$—	$—	$—

See Notes to Financial Statements.

Emerging Markets Equity Fund	Core Fixed Income Fund	High Yield Fund	International Fixed Income Fund	Municipal Bond Fund	Inflation-Linked Fixed Income Fund	Ultra-Short Term Fixed Income Fund	Alternative Strategies Fund

$881,537,674	$1,901,776,139	$159,610,902	$240,553,852	$88,229,268	$203,721,705	$327,056,730	$204,444,932
—	—	—	—	—	—	341,318	—
676,845	37	—	667,336	—	125,011	—	—
—	111,264	—	—	—	4,307,406	21,736	1,836,902
7,115,435	32,475,162	26,688	21,377,498	254,247	957,153	4,126,953	—
—	—	—	106,352,243	—	2,075,078	7,310,250	—
1,300,418	14,285,567	2,689,352	1,553,673	911,913	796,603	1,828,887	—
—	—	—	—	—	—	163	—
490,958	645,604	67,781	92,508	101,625	36,532	249,737	94,053
11	390,920	—	1,697,155	—	441,698	—	—
—	3,784,932	—	286,995	—	99,089	19,748	—
—	217,230	—	82,098	—	—	—	—
—	—	—	1,671,329	—	—	—	—
—	—	—	327,327	—	—	—	—
30,000	2,704,000	—	3,676,000	—	1,237,000	925,000	—
51,285	—	—	—	—	—	—	—
26,862	84,024	5,667	7,929	304	5,083	12,165	6,776
44,621	77,108	11,451	14,219	23,409	4,496	35,952	24,576

891,274,109	1,956,551,987	162,411,841	378,360,162	89,520,766	213,806,854	341,928,639	206,407,239

—	—	—	3,448,625	—	54,425,125	14,055,656	—
2,088,847	9,178,517	4,562,496	—	—	—	306,063	—
473,712	6,273,854	141,601	99,786	201,532	100,345	802,437	203,567
6,664,907	30,443,432	2,373,327	25,693,589	126,339	1,004,024	6,307,850	169,413
—	32,907,799	—	120,636,112	—	13,972,410	14,594,906	—
—	—	—	—	—	—	4,868,568	—
334,588	443,071	56,462	63,891	26,018	46,757	76,575	30,132
10,413	55,084	7,598	5,515	2,184	5,151	19,242	5,038
—	—	—	3,529	—	56,844	30,475	—
94,084	209,905	29,266	87,007	20,507	47,075	32,550	27,653
2,520	—	—	—	—	—	—	—
—	—	—	—	—	29,200	—	—
—	—	—	30,674,945	—	—	—	—
—	—	—	13,421	—	61,782	—	—
—	—	—	199,119	—	—	—	—
—	—	—	219,613	—	—	—	—
—	1,021,945	—	1,220,103	—	84,763	—	—
—	—	—	590,000	—	20,000	—	—
3,549,929	—	—	—	—	—	—	—
—	—	—	—	93,479	—	—	55,522
129,919	260,360	170,757	105,736	27,677	227,315	154,877	44,681

13,348,919	80,793,967	7,341,507	183,060,991	497,736	70,080,791	41,249,199	536,006

$877,925,190	$1,875,758,020	$155,070,334	$195,299,171	$89,023,030	$143,726,063	$300,679,440	$205,871,233

$595,739,550	$2,105,180,465	$178,971,643	$215,921,440	$94,074,269	$156,632,282	$313,239,219	$196,246,432
282,185,640	(229,422,445)	(23,901,309)	(20,622,269)	(5,051,239)	(12,906,219)	(12,559,779)	9,624,801

$877,925,190	$1,875,758,020	$155,070,334	$195,299,171	$89,023,030	$143,726,063	$300,679,440	$205,871,233

43,857,152	270,415,171	47,942,273	28,367,520	10,263,207	16,995,303	30,757,875	18,714,778

$20.02	$6.94	$3.23	$6.88	$8.67	$8.46	$9.78	$11.00

$532,717,899	$1,887,144,030	$159,615,108	$246,512,941	$85,882,111	$206,263,306	$326,822,593	$191,079,829

$—	$—	$—	$—	$—	$—	$313,616	$—

$2,009,515	$8,886,205	$4,264,620	$—	$—	$—	$293,445	$—

$675,748	$—	$—	$668,922	$—	$124,921	$—	$—

$—	$—	$—	$30,290,250	$—	$—	$—	$—

$—	$—	$—	$9,752	$—	$122,966	$—	$—

$—	$—	$—	$3,448,625	$—	$54,425,125	$14,055,656	$—

See Notes to Financial Statements.

Statements of Operations

For the Six Months Ended February 28, 2026 (Unaudited)

	Morgan Stanley Pathway Large Cap Equity ETF	Morgan Stanley Pathway Small-Mid Cap Equity ETF	International Equity Fund

INVESTMENT INCOME:

Dividends from unaffiliated investments	$20,740,394	$3,698,978	$10,079,909
Dividends from affiliated investments	84,939	—	—
Interest from unaffiliated investments	757,380	295,047	398,540
Interest from affiliated investments	—	—	—
Income from securities lending, net	3,379	14,916	22,628
Less: Foreign taxes withheld (Note 1r)	(26,951)	(4,412)	(779,414)
Miscellaneous income	23,855	11,288	2,158

Total Investment Income	21,582,996	4,015,817	9,723,821

EXPENSES:

Investment management fee (Note 2)	9,455,999	2,581,761	4,365,264
Transfer agent fees	11,590	10,248	113,379
Custody fees	381,801	113,828	313,633
Trustees’ fees	171,191	35,053	37,082
Shareholder reports	84,356	61,871	57,331
Insurance	55,269	9,071	23,835
Audit and tax	50,068	44,805	54,762
Legal fees	114,059	23,692	28,098
Registration fees	9,765	6,309	13,786
Other expense	94,054	22,819	46,616
Interest expense	—	—	—

Total Expenses	10,428,152	2,909,457	5,053,786
Less: Fee waivers and/or expense reimbursement (Note 2)	(4,188,703)	(892,081)	(1,435,876)

Net Expenses	6,239,449	2,017,376	3,617,910

Net Investment Income	$15,343,547	$1,998,441	$6,105,911

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, IN-KIND TRANSACTIONS, FUTURES CONTRACTS, OPTIONS CONTRACTS WRITTEN, FORWARD SALE COMMITMENTS, SHORT SALES, SWAP CONTRACTS, FORWARD FOREIGN CURRENCY CONTRACTS, FOREIGN CURRENCY TRANSACTIONS AND CAPITAL GAIN DISTRIBUTIONS RECEIVED (NOTES 1 AND 3):

Net Realized Gain (Loss) from:

Unaffiliated investments	$14,286,635	$18,019,214	$52,203,824
Affiliated investments	—	—	—
Unaffiliated in-kind transactions	2,169,669	5,306,004	—
Futures contracts	1,905,614	1,149,270	261,587
Options contracts written	—	—	—
Forward sale commitments	—	—	—
Short sales	—	—	—
Swap contracts	—	—	—
Forward foreign currency contracts	—	—	—
Foreign currency transactions	—	—	(233,294)
Capital gain distributions received	—	—	—

Net Realized Gain (Loss):	18,361,918	24,474,488	52,232,117

Change in Net Unrealized Appreciation (Depreciation) from:

Unaffiliated investments	136,789,378	57,754,744	148,384,475
Affiliated investments	644,113	—	—
Futures contracts	(725,612)	(314,701)	59,152
Options contracts written	—	—	—
Forward sale commitments	—	—	—
Swap contracts	—	—	—
Forward foreign currency contracts	—	—	—
Foreign currency translations	164	143	93,535

Change in Net Unrealized Appreciation (Depreciation):	136,708,043	57,440,186	148,537,162

Net Gain (Loss) on Investments, In-Kind Transactions, Futures Contracts, Options Contracts Written, Forward Sale Commitments, Short Sales, Swap Contracts, Forward Foreign Currency Contracts, Foreign Currency Transactions and Capital Gain Distributions Received	155,069,961	81,914,674	200,769,279

Total Increase in Net Assets from Operations	$170,413,508	$83,913,115	$206,875,190

(a)	Includes net decrease in accrued foreign capital gains taxes of $(182,424) for Emerging Markets Equity Fund.

See Notes to Financial Statements.

Emerging Markets Equity Fund	Core Fixed Income Fund	High Yield Fund	International Fixed Income Fund	Municipal Bond Fund	Inflation-Linked Fixed Income Fund	Ultra-Short Term Fixed Income Fund	Alternative Strategies Fund

$6,162,177	$42,018	$—	$—	$—	$—	$—	$4,165,317
—	—	—	—	—	—	—	—
225,821	41,779,473	5,513,059	4,383,752	1,622,324	2,335,665	8,110,508	—
—	—	—	—	—	—	7,877	—
36,703	15,145	47,893	—	—	—	732	—
(699,740)	(4,489)	—	—	—	—	—	—
2,109	81,629	—	16,133	—	18,882	590	—

5,727,070	41,913,776	5,560,952	4,399,885	1,622,324	2,354,547	8,119,707	4,165,317

3,248,926	3,557,129	515,534	465,410	167,792	347,485	857,517	1,164,935
58,423	173,225	17,972	18,233	7,817	14,371	46,284	19,068
336,508	653,457	80,020	303,254	61,925	145,107	109,584	62,106
36,599	92,514	7,775	8,289	13,192	7,971	22,973	11,256
53,789	133,683	40,650	40,827	2,990	16,275	21,908	14,472
7,779	25,977	2,958	3,541	1,620	2,942	6,257	3,571
46,166	47,287	36,353	71,446	48,641	52,012	43,595	27,878
34,085	76,587	6,258	6,621	2,149	3,404	7,382	4,299
13,144	18,535	9,935	10,962	9,369	12,099	17,646	12,263
14,090	37,015	4,653	6,206	196	6,653	15,358	4,257
—	—	—	86,291	—	1,017,435	182,585	—

3,849,509	4,815,409	722,108	1,021,080	315,691	1,625,754	1,331,089	1,324,105
(1,315,492)	(763,895)	(151,580)	(50,420)	—	(37,633)	(260,192)	(970,779)

2,534,017	4,051,514	570,528	970,660	315,691	1,588,121	1,070,897	353,326

$3,193,053	$37,862,262	$4,990,424	$3,429,225	$1,306,633	$766,426	$7,048,810	$3,811,991

$15,979,392	$2,791,898	$(228,538)	$(1,491,593)	$26,068	$(731,589)	$570,612	$(224,031)
—	—	—	—	—	—	16	—
—	—	—	—	—	—	—	—
189,852	2,655,228	—	1,622,708	—	384,285	(188,721)	—
—	—	—	142,286	—	69,424	—	—
—	—	—	(702,137)	—	—	—	—
—	—	—	—	—	(44,245)	(20,562)	—
—	47,998	—	(1,514,829)	—	(43,181)	—	—
8,586	(1,310,538)	—	(768,136)	—	76,600	—	—
(109,362)	(64,442)	—	189,701	—	(48,918)	—	—
—	—	—	—	—	—	—	290,322

16,068,468	4,120,144	(228,538)	(2,522,000)	26,068	(337,624)	361,345	66,291

170,989,012 (a)	28,328,489	(2,122,397)	4,363,833	3,678,329	2,920,649	299,960	6,944,747
—	—	—	—	—	—	8,589	—
45,269	241,889	—	405,380	—	(243,913)	(276,619)	—
—	—	—	(28,251)	—	(27,393)	—	—
—	—	—	(199,608)	—	—	—	—
—	(885)	—	319,473	—	(225,534)	—	—
11	(9,952)	—	1,262,593	—	374,880	—	—
8,566	(7,310)	—	(1,542,628)	—	(17,259)	—	—

171,042,858	28,552,231	(2,122,397)	4,580,792	3,678,329	2,781,430	31,930	6,944,747

187,111,326	32,672,375	(2,350,935)	2,058,792	3,704,397	2,443,806	393,275	7,011,038

$190,304,379	$70,534,637	$2,639,489	$5,488,017	$5,011,030	$3,210,232	$7,442,085	$10,823,029

See Notes to Financial Statements.

Statements of Changes in Net Assets

For the Six Months Ended February 28, 2026 (unaudited) and Year Ended August 31, 2025

	Morgan Stanley Pathway Large Cap Equity ETF*		Morgan Stanley Pathway Small-Mid Cap Equity ETF*
	2026	2025	2026	2025
OPERATIONS:

Net investment income (loss)	$15,343,547	$27,489,908	$1,998,441	$4,509,545
Net realized gain (loss)	18,361,918	40,943,292	24,474,488	13,611,396
Change in unrealized appreciation (depreciation)	136,708,043	355,532,878	57,440,186	37,122,742

Increase (Decrease) in Net Assets from Operations	170,413,508	423,966,078	83,913,115	55,243,683

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):

Distributable earnings	(73,862,759)	(106,305,264)	(21,045,509)	(56,973,556)

Decrease in Net Assets from Distributions to Shareholders	(73,862,759)	(106,305,264)	(21,045,509)	(56,973,556)

FUND SHARE TRANSACTIONS (NOTE 5):

Net proceeds from sale of shares	—	251,201,108	—	132,179,898
Net proceeds from sale of shares in-kind	198,208,130	282,582,620	17,786,600	99,238,145
Reinvestment of distributions	—	106,305,161	—	56,973,373
Cost of shares repurchased	—	(270,722,391)	—	(65,944,111)
Cost of shares repurchased in-kind	(13,698,965)	(41,479,235)	(25,903,560)	(25,330,845)

Increase (Decrease) in Net Assets from Fund Share Transactions	184,509,165	327,887,263	(8,116,960)	197,116,460

Increase (Decrease) in Net Assets	281,059,914	645,548,077	54,750,646	195,386,587
NET ASSETS:

Beginning of period	3,292,785,710	2,647,237,633	673,930,502	478,543,915

End of period	$3,573,845,624	$3,292,785,710	$728,681,148	$673,930,502

*

The Morgan Stanley Pathway Large Cap Equity ETF acquired all the assets and liabilities of the Large Cap Equity Fund (“Predecessor Fund”) and the Morgan Stanley Pathway Small-Mid Cap Equity ETF acquired all the assets and liabilities of Small-Mid Cap Equity Fund (“Predecessor Fund”) in reorganizations that occurred on December 9, 2024 (the “Reorganizations”). Each of the Predecessor Funds ceased operations immediately following the Reorganizations. As a result, all financial information prior to the Reorganizations reflects that of each of the Predecessor Funds. See Note 1 of the Notes to Financial Statements for additional information on the Funds’ Reorganizations.

See Notes to Financial Statements.

International Equity Fund		Emerging Markets Equity Fund		Core Fixed Income Fund		High Yield Fund
2026	2025	2026	2025	2026	2025	2026	2025

$6,105,911	$24,280,984	$3,193,053	$9,961,202	$37,862,262	$81,713,158	$4,990,424	$9,091,841
52,232,117	46,408,704	16,068,468	(8,691,212)	4,120,144	(55,577,684)	(228,538)	(2,899,402)
148,537,162	46,365,227	171,042,858	84,466,901	28,552,231	20,810,885	(2,122,397)	4,300,561

206,875,190	117,054,915	190,304,379	85,736,891	70,534,637	46,946,359	2,639,489	10,493,000

(95,600,834)	(68,490,693)	(16,650,131)	(10,763,392)	(38,734,650)	(78,791,626)	(4,745,382)	(9,121,687)

(95,600,834)	(68,490,693)	(16,650,131)	(10,763,392)	(38,734,650)	(78,791,626)	(4,745,382)	(9,121,687)

164,505,737	275,883,914	135,570,025	190,340,954	324,837,150	412,256,698	24,588,054	32,179,260
—	—	—	—	—	—	—	—
95,600,834	68,490,205	16,650,131	10,763,328	38,734,649	78,791,125	4,745,382	9,121,666
(192,022,264)	(508,569,027)	(103,770,084)	(119,108,366)	(175,898,057)	(668,139,804)	(13,879,035)	(34,165,443)
—	—	—	—	—	—	—	—

68,084,307	(164,194,908)	48,450,072	81,995,916	187,673,742	(177,091,981)	15,454,401	7,135,483

179,358,663	(115,630,686)	222,104,320	156,969,415	219,473,729	(208,937,248)	13,348,508	8,506,796

1,194,401,638	1,310,032,324	655,820,870	498,851,455	1,656,284,291	1,865,221,539	141,721,826	133,215,030

$1,373,760,301	$1,194,401,638	$877,925,190	$655,820,870	$1,875,758,020	$1,656,284,291	$155,070,334	$141,721,826

See Notes to Financial Statements.

Statements of Changes in Net Assets

For the Six Months Ended February 28, 2026 (unaudited) and Year Ended August 31, 2025

	International Fixed Income Fund		Municipal Bond Fund
	2026	2025	2026	2025
OPERATIONS:

Net investment income (loss)	$3,429,225	$6,215,103	$1,306,633	$2,713,604
Net realized gain (loss)	(2,522,000)	(2,787,311)	26,068	(1,249,932)
Change in unrealized appreciation (depreciation)	4,580,792	3,017,430	3,678,329	(2,635,680)

Increase (Decrease) in Net Assets from Operations	5,488,017	6,445,222	5,011,030	(1,172,008)

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):

Distributable earnings	(4,894,424)	(4,195,976)	(1,297,369)	(2,704,016)

Decrease in Net Assets from Distributions to Shareholders	(4,894,424)	(4,195,976)	(1,297,369)	(2,704,016)

FUND SHARE TRANSACTIONS (NOTE 5):

Net proceeds from sale of shares	35,769,357	45,882,165	15,827,303	24,958,565
Net proceeds from sale of shares in-kind	—	—	—	—
Reinvestment of distributions	4,894,424	4,195,905	1,297,369	2,704,016
Cost of shares repurchased	(26,307,168)	(51,293,519)	(8,720,858)	(37,212,491)
Cost of shares repurchased in-kind	—	—	—	—

Increase (Decrease) in Net Assets from Fund Share Transactions	14,356,613	(1,215,449)	8,403,814	(9,549,910)

Increase (Decrease) in Net Assets	14,950,206	1,033,797	12,117,475	(13,425,934)
NET ASSETS:

Beginning of period	180,348,965	179,315,168	76,905,555	90,331,489

End of period	$195,299,171	$180,348,965	$89,023,030	$76,905,555

See Notes to Financial Statements.

Inflation-Linked Fixed Income Fund		Ultra-Short Term Fixed Income Fund		Alternative Strategies Fund
2026	2025	2026	2025	2026	2025

$766,426	$5,595,113	$7,048,810	$15,093,042	$3,811,991	$6,100,419
(337,624)	(2,591,899)	361,345	1,722,435	66,291	(2,139,126)
2,781,430	4,261,243	31,930	755,052	6,944,747	1,808,770

3,210,232	7,264,457	7,442,085	17,570,529	10,823,029	5,770,063

(2,533,635)	(4,939,562)	(7,293,050)	(15,193,979)	(8,367,007)	(4,281,510)

(2,533,635)	(4,939,562)	(7,293,050)	(15,193,979)	(8,367,007)	(4,281,510)

14,218,033	22,603,685	47,045,244	280,580,343	36,996,520	61,957,457
—	—	—	—	—	—
2,533,635	4,939,529	7,293,049	15,193,557	8,367,007	4,281,510
(12,189,346)	(38,685,060)	(163,664,324)	(203,675,270)	(27,979,561)	(44,795,660)
—	—	—	—	—	—

4,562,322	(11,141,846)	(109,326,031)	92,098,630	17,383,966	21,443,307

5,238,919	(8,816,951)	(109,176,996)	94,475,180	19,839,988	22,931,860

138,487,144	147,304,095	409,856,436	315,381,256	186,031,245	163,099,385

$143,726,063	$138,487,144	$300,679,440	$409,856,436	$205,871,233	$186,031,245

See Notes to Financial Statements.

Statements of Cash Flows

For the Six Months Ended February 28, 2026 (unaudited)

	International Fixed Income Fund	Inflation-Linked Fixed Income Fund
Cash Flows Provided by/(Used in) Operating Activities:
Net increase in net assets resulting from operations	$5,488,017	$3,210,232
Adjustments to reconcile net increase/decrease in net assets from operations to net cash provided by/(used in) operating activities:
Purchases of long-term investments	(300,715,500)	(82,796,656)
Proceeds from the sale, paydown and maturity of long-term investments	280,952,054	81,373,159
Proceeds from/(payments on) short-term investments, net	4,753,539	(1,475,744)
Decrease to the principal amount of inflation-indexed bonds	(32,517)	(612,750)
Proceeds from forward sale commitments	193,111,290	—
Payments on forward sale commitments	(191,316,437)	—
Change in net unrealized depreciation from forward sale commitments	199,608	—
Change in net unrealized appreciation from unaffiliated investments	(4,363,833)	(2,920,649)
Change in net unrealized depreciation from options contracts written	28,251	27,393
Change in net unrealized appreciation on open OTC swap contracts	(1,825,439)	—
Change in net unrealized appreciation on open forward foreign currency contracts	(1,262,593)	(374,880)
Decrease in variation margin on open centrally cleared swap contracts	276,102	172,918
Net amortization (accretion) of premiums (discounts) of investments	(681,195)	(628,215)
Net realized gain from unaffiliated investments	1,491,593	731,589
(Decrease) in premium received on options contracts written	(55,428)	(69,424)
(Increase) in variation margin on open futures contracts	(263,116)	(47,798)
(Increase)/Decrease in receivable for securities sold	760,694	(117,604)
(Increase)/Decrease in receivable for TBA securities sold	(35,138,664)	7,460,047
(Increase) in dividends and interest receivable from unaffiliated investments	(164,419)	(336,416)
(Increase) in deposits for collateral with counterparty	(440,000)	(218,000)
Decrease in net upfront payments received/paid on OTC open swap contracts	108,234	—
(Increase) in prepaid trustee expenses	(5,083)	(1,997)
(Increase) in prepaid expenses	(1,224)	(4,496)
Increase/(Decrease) in payable for securities purchased	3,833,140	(186,383)
Increase/(Decrease) in payable for TBA securities purchased	46,086,258	(4,998,106)
Increase in deposits for collateral from counterparty	320,000	20,000
(Decrease) in investment management fee payable	(4,454)	(5,793)
Increase/(Decrease) in interest expense payable	(29,169)	31,488
(Decrease) in custody fee payable	(53,459)	(30,997)
Increase in transfer agent fees payable	2,267	2,237
(Decrease) in accrued expenses	(56,476)	(77,040)

Net cash provided by/(used in) operating activities	1,002,041	(1,873,885)

Cash Flows Provided by/(Used in) Financing Activities:
Proceeds from sale-buyback transactions	—	335,575,829
Payments on sale-buyback transactions	—	(354,217,590)
Net proceeds from/payments on reverse repurchase agreements	(10,124,679)	21,831,874
Proceeds from sale of shares	35,790,085	14,204,641
Cost of shares repurchased	(26,276,873)	(12,645,332)
Distributions to shareholders, net of reinvestments	—	—

Net cash and foreign currency provided by/(used in) financing activities	(611,467)	4,749,422

Net increase in cash and foreign currency(a)	390,574	2,875,537

Cash and foreign currency:
Cash and foreign currency at the beginning of the period	276,762	1,556,880

Cash and foreign currency at end of the period	667,336	4,432,417

Non-Cash Financing Activities:
Reinvestment of distributions	(4,894,424)	(2,533,635)
Cash paid for interest and fees on borrowings	115,460	985,947

(a)	Includes net change in unrealized depreciation on foreign currency of $(4,422) and $(1,475) for International Fixed Income Fund and Inflation-Linked Fixed Income Fund, respectively.

See Notes to Financial Statements.

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Morgan Stanley Pathway Large Cap Equity ETF
	2026(1)		2025(2)		2024(2)	2023(2)	2022(2)	2021(2)
Net Asset Value, Beginning of Year	$53.04		$48.03		$40.96	$39.05	$51.52	$40.39

Income (Loss) from Operations:
Net investment income(3)	0.24		0.47		0.46	0.42	0.36	0.41
Net realized and unrealized gain (loss)	2.47		6.46		9.06	4.83	(7.39)	12.12

Total Income (Loss) from Operations	2.71		6.93		9.52	5.25	(7.03)	12.53

Less Distributions from:
Net investment income	(0.48)		(0.41)		(0.40)	(0.34)	(0.38)	(0.33)
Net realized gain	(0.69)		(1.51)		(2.05)	(3.00)	(5.06)	(1.07)

Total Distributions	(1.17)		(1.92)		(2.45)	(3.34)	(5.44)	(1.40)

Net Asset Value, End of Year	$54.58		$53.04		$48.03	$40.96	$39.05	$51.52

Total Return†(4)(6)	5.10	%(5)	14.69%		24.57%	14.71%	(15.44)%	31.79%
Net Assets, End of Year (millions)	$3,574		$3,293		$2,647	$1,815	$1,685	$2,175
Ratios to Average Net Assets:
Gross expenses	0.60	%(7)	0.64%		0.69%	0.70%	0.69%	0.68%
Net expenses(8)	0.36	(7)	0.39		0.41	0.47	0.48	0.47
Net investment income	0.89	(7)	0.96		1.07	1.12	0.82	0.91
Portfolio Turnover Rate	6	%(5)(9)	13	%(9)	25%	34%	20%	15%

(1)	For the six months ended February 28, 2026 (unaudited).
(2)

The Morgan Stanley Pathway Large Cap Equity ETF (the “Fund”) acquired all the assets and liabilities of the Large Cap Equity Fund (the “Predecessor Fund”) in a reorganization that occurred on December 9, 2024 (the “Reorganization”). The Predecessor Fund ceased operations immediately following the Reorganization. As a result, all financial information prior to the Reorganization reflects that of the Predecessor Fund and has been retroactively adjusted to reflect the Reorganization. See Note 1 of the Notes to Financial Statements for additional information on the Fund’s Reorganization.

(3)	Per share amounts have been calculated using the average shares method.
(4)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.

(5)	Not annualized.
(6)

The Predecessor Fund was designated as the accounting survivor in the Reorganization. As a result, the Fund assumed the Predecessor Fund’s historical performance and the performance information reflects that of the Predecessor Fund.

(7)	Annualized.
(8)	Reflects fee waivers and/or expense reimbursements.
(9)	In-kind transactions are not included in portfolio turnover rate calculations.
†	Calculated based on the net asset value as of the last business day of the period.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Morgan Stanley Pathway Small-Mid Cap Equity ETF
	2026(1)		2025(2)		2024(2)	2023(2)	2022(2)	2021(2)
Net Asset Value, Beginning of Year	$49.93		$51.10		$44.79	$46.75	$68.74	$50.84

Income (Loss) from Operations:
Net investment income(3)	0.15		0.37		0.40	0.44	0.34	0.38
Net realized and unrealized gain (loss)	6.10		3.61		6.35	2.25	(9.18)	20.03

Total Income (Loss) from Operations	6.25		3.98		6.75	2.69	(8.84)	20.41

Less Distributions from:
Net investment income	(0.32)		(0.35)		(0.44)	(0.30)	(0.22)	(0.39)
Net realized gain	(1.27)		(4.80)		—	(4.35)	(12.93)	(2.12)

Total Distributions	(1.59)		(5.15)		(0.44)	(4.65)	(13.15)	(2.51)

Net Asset Value, End of Year	$54.59		$49.93		$51.10	$44.79	$46.75	$68.74

Total Return†(4)(6)	12.72	%(5)	7.67%		15.19%	6.47%	(15.89)%	41.14%
Net Assets, End of Year (millions)	$729		$674		$479	$490	$542	$677
Ratios to Average Net Assets:
Gross expenses	0.85	%(7)	0.90%		0.95%	0.94%	0.93%	0.92%
Net expenses(8)	0.59	(7)	0.62		0.60	0.60	0.59	0.58
Net investment income	0.58	(7)	0.79		0.86	0.99	0.63	0.61
Portfolio Turnover Rate	20	%(5)(9)	45	%(9)	56%	23%	41%	29%

(1)	For the six months ended February 28, 2026 (unaudited).
(2)

The Morgan Stanley Pathway Small-Mid Cap Equity ETF (the “Fund”) acquired all the assets and liabilities of the Small-Mid Cap Equity Fund (the “Predecessor Fund”) in a reorganization that occurred on December 9, 2024 (the “Reorganization”). The Predecessor Fund ceased operations immediately following the Reorganization. As a result, all financial information prior to the Reorganization reflects that of the Predecessor Fund and has been retroactively adjusted to reflect the Reorganization. See Note 1 of the Notes to Financial Statements for additional information on the Fund’s Reorganization.

(3)	Per share amounts have been calculated using the average shares method.
(4)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.

(5)	Not annualized.
(6)

The Predecessor Fund was designated as the accounting survivor in the Reorganization. As a result, the Fund assumed the Predecessor Fund’s historical performance and the performance information reflects that of the Predecessor Fund.

(7)	Annualized.
(8)	Reflects fee waivers and/or expense reimbursements.
(9)	In-kind transactions are not included in portfolio turnover rate calculations.
†	Calculated based on the net asset value as of the last business day of the period.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

International Equity Fund
	2026(1)		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$15.77		$15.04	$12.98	$11.19	$15.54	$12.27

Income (Loss) from Operations:
Net investment income(2)	0.08		0.29	0.29	0.25	0.27	0.21
Net realized and unrealized gain (loss)	2.54		1.30	2.05	2.11	(3.34)	3.30

Total Income (Loss) from Operations	2.62		1.59	2.34	2.36	(3.07)	3.51

Less Distributions from:
Net investment income	(0.46)		(0.36)	(0.28)	(0.21)	(0.33)	(0.24)
Net realized gain	(0.80)		(0.50)	—	(0.36)	(0.95)	—

Total Distributions	(1.26)		(0.86)	(0.28)	(0.57)	(1.28)	(0.24)

Net Asset Value, End of Year	$17.13		$15.77	$15.04	$12.98	$11.19	$15.54

Total Return†(3)	17.52	%(4)	11.53%	18.36%	21.72%	(21.37)%	28.93%
Net Assets, End of Year (millions)	$1,374		$1,194	$1,310	$1,176	$1,148	$1,458
Ratios to Average Net Assets:
Gross expenses	0.81	%(5)	0.83%	0.83%	0.86%	0.85%	0.84%
Net expenses(6)	0.58	(5)	0.60	0.61	0.68	0.67	0.67
Net investment income	0.98	(5)	2.04	2.12	2.01	2.01	1.50
Portfolio Turnover Rate	17	%(4)	29%	26%	33%	38%	52%

(1)	For the six months ended February 28, 2026 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.
†	Calculated based on the net asset value as of the last business day of the period.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Emerging Markets Equity Fund
	2026(1)		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$15.89		$14.03	$12.70	$12.39	$17.44	$14.67

Income (Loss) from Operations:
Net investment income(2)	0.08		0.25	0.26	0.23	0.30	0.20
Net realized and unrealized gain (loss)	4.47		1.89	1.38	0.31	(4.65)	2.90

Total Income (Loss) from Operations	4.55		2.14	1.64	0.54	(4.35)	3.10

Less Distributions from:
Net investment income	(0.42)		(0.28)	(0.31)	(0.23)	(0.29)	(0.33)
Net realized gain	—		—	—	—	(0.41)	—

Total Distributions	(0.42)		(0.28)	(0.31)	(0.23)	(0.70)	(0.33)

Net Asset Value, End of Year	$20.02		$15.89	$14.03	$12.70	$12.39	$17.44

Total Return†(3)	29.08	%(4)	15.58%	13.27%	4.64%	(25.82)%	21.28%
Net Assets, End of Year (millions)	$878		$656	$499	$491	$481	$563
Ratios to Average Net Assets:
Gross expenses	1.06	%(5)	1.11%	1.10%	1.15%	1.15%	1.12%
Net expenses(6)	0.70	(5)	0.75	0.76	0.82	0.81	0.80
Net investment income	0.88	(5)	1.75	2.03	1.87	2.10	1.18
Portfolio Turnover Rate	15	%(4)	20%	26%	12%	14%	53%

(1)	For the six months ended February 28, 2026 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.
†	Calculated based on the net asset value as of the last business day of the period.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Core Fixed Income Fund
	2026(1)		2025	2024		2023	2022	2021
Net Asset Value, Beginning of Year	$6.81		$6.92	$6.75		$7.12	$8.39	$8.79

Income (Loss) from Operations:
Net investment income(2)	0.15		0.31	0.27		0.25	0.14	0.13
Net realized and unrealized gain (loss)	0.13		(0.12)	0.20		(0.36)	(1.20)	(0.08)

Total Income (Loss) from Operations	0.28		0.19	0.47		(0.11)	(1.06)	0.05

Less Distributions from:
Net investment income	(0.15)		(0.30)	(0.30)		(0.25)	(0.16)	(0.17)
Tax return of capital	—		—	(0.00	)(3)	(0.01)	—	—
Net realized gain	—		—	—		—	(0.05)	(0.28)

Total Distributions	(0.15)		(0.30)	(0.30)		(0.26)	(0.21)	(0.45)

Net Asset Value, End of Year	$6.94		$6.81	$6.92		$6.75	$7.12	$8.39

Total Return†(4)	4.11	%(5)	3.03%	6.97%		(1.60)%	(12.86)%	0.58%
Net Assets, End of Year (millions)	$1,876		$1,656	$1,865		$1,796	$1,352	$1,311
Ratios to Average Net Assets:
Gross expenses	0.54	%(6)	0.56%	0.53%		0.55%	0.56%	0.56%
Net expenses(7)	0.45	(6)	0.47	0.48		0.52	0.53	0.54
Net investment income	4.26	(6)	4.58	4.00		3.65	1.85	1.57
Portfolio Turnover Rate	53	%(5)	136%	229%		254%	238%	227%

(1)	For the six months ended February 28, 2026 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Amount is less than $0.005 per share.
(4)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.

(5)	Not annualized.
(6)	Annualized.
(7)	Reflects fee waivers and/or expense reimbursements.
†	Calculated based on the net asset value as of the last business day of the period.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

High Yield Fund
	2026(1)		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$3.28		$3.25	$3.14	$3.14	$3.72	$3.61

Income (Loss) from Operations:
Net investment income(2)	0.11		0.21	0.22	0.20	0.17	0.18
Net realized and unrealized gain (loss)	(0.06)		0.04	0.11	—	(0.56)	0.11

Total Income (Loss) from Operations	0.05		0.25	0.33	0.20	(0.39)	0.29

Less Distributions from:
Net investment income	(0.10)		(0.22)	(0.22)	(0.20)	(0.19)	(0.18)

Total Distributions	(0.10)		(0.22)	(0.22)	(0.20)	(0.19)	(0.18)

Net Asset Value, End of Year	$3.23		$3.28	$3.25	$3.14	$3.14	$3.72

Total Return†(3)	1.67	%(4)	7.86%	10.96%	6.71%	(10.88)%	8.61%
Net Assets, End of Year (millions)	$155		$142	$133	$128	$113	$213
Ratios to Average Net Assets:
Gross expenses	0.98	%(5)	1.02%	1.05%	1.17%	1.07%	0.96%
Net expenses(6)	0.77	(5)	0.82	0.85	0.97	0.87	0.76
Net investment income	6.78	(5)	6.63	6.80	6.30	4.88	4.79
Portfolio Turnover Rate	25	%(4)	76%	44%	25%	46%	117%

(1)	For the six months ended February 28, 2026 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.
†	Calculated based on the net asset value as of the last business day of the period.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

International Fixed Income Fund
	2026(1)		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$6.87		$6.78	$6.40	$7.00	$8.12	$8.03

Income (Loss) from Operations:
Net investment income(2)	0.13		0.24	0.19	0.12	0.07	0.07
Net realized and unrealized gain (loss)	0.06		0.01	0.25	(0.13)	(0.98)	0.08

Total Income (Loss) from Operations	0.19		0.25	0.44	(0.01)	(0.91)	0.15

Less Distributions from:
Net investment income	(0.18)		(0.16)	(0.03)	(0.59)	(0.12)	—
Net realized gain	—		—	(0.03)	—	(0.09)	(0.06)

Total Distributions	(0.18)		(0.16)	(0.06)	(0.59)	(0.21)	(0.06)

Net Asset Value, End of Year	$6.88		$6.87	$6.78	$6.40	$7.00	$8.12

Total Return†(3)	2.86	%(4)	3.75%	6.85%	(0.15)%	(11.54)%	1.86%
Net Assets, End of Year (millions)	$195		$180	$179	$182	$171	$156
Ratios to Average Net Assets:
Gross expenses(5)	1.09	%(6)	1.23%	0.97%	0.95%	0.93%	0.97%
Net expenses(5)(7)	1.04	(6)	1.18	0.92	0.90	0.88	0.92
Net investment income	3.68	(6)	3.46	2.90	1.86	0.95	0.92
Portfolio Turnover Rate	131	%(4)	280%	328%	381%	312%	402%

(1)	For the six months ended February 28, 2026 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)	Ratio includes interest expense on reverse repurchase agreements and/or sale-buyback transactions which represents 0.09%, 0.23%, 0.01%, 0.00%, 0.00% and less than 0.005%, respectively.
(6)	Annualized.
(7)	Reflects fee waivers and/or expense reimbursements.
†	Calculated based on the net asset value as of the last business day of the period.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Municipal Bond Fund
	2026(1)		2025	2024		2023	2022	2021
Net Asset Value, Beginning of Year	$8.29		$8.64	$8.44		$8.55	$9.60	$9.53

Income (Loss) from Operations:
Net investment income(2)	0.13		0.27	0.26		0.23	0.18	0.17
Net realized and unrealized gain (loss)	0.38		(0.35)	0.24		(0.12)	(1.03)	0.12

Total Income (Loss) from Operations	0.51		(0.08)	0.50		0.11	(0.85)	0.29

Less Distributions from:
Net investment income	(0.13)		(0.27)	(0.26)		(0.22)	(0.18)	(0.17)
Tax return of capital	—		—	(0.00	)(3)	—	—	—
Net realized gain	—		—	(0.04)		—	(0.02)	(0.05)

Total Distributions	(0.13)		(0.27)	(0.30)		(0.22)	(0.20)	(0.22)

Net Asset Value, End of Year	$8.67		$8.29	$8.64		$8.44	$8.55	$9.60

Total Return†(4)	6.17	%(5)	(0.94)%	6.02%		1.35%	(8.91)%	3.07%
Net Assets, End of Year (millions)	$89		$77	$90		$99	$87	$92
Ratios to Average Net Assets:
Gross expenses	0.75	%(6)	0.70%	0.69%		0.76%	0.71%	0.73%
Net expenses	0.75	(6)	0.70	0.69		0.76	0.71	0.73
Net investment income	3.10	(6)	3.16	3.01		2.66	1.99	1.79
Portfolio Turnover Rate	9	%(5)	68%	40%		28%	48%	7%

(1)	For the six months ended February 28, 2026 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Amount is less than $0.005 per share.
(4)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.

(5)	Not annualized.
(6)	Annualized.
†	Calculated based on the net asset value as of the last business day of the period.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Inflation-Linked Fixed Income Fund
	2026(1)		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$8.42		$8.27	$8.12	$9.17	$11.16	$11.13

Income (Loss) from Operations:
Net investment income(2)	0.05		0.32	0.31	0.25	0.87	0.56
Net realized and unrealized gain (loss)	0.14		0.12	0.20	(0.65)	(1.54)	0.07

Total Income (Loss) from Operations	0.19		0.44	0.51	(0.40)	(0.67)	0.63

Less Distributions from:
Net investment income	(0.15)		(0.29)	(0.30)	(0.37)	(0.93)	(0.60)
Net realized gain	—		—	(0.06)	(0.28)	(0.39)	—

Total Distributions	(0.15)		(0.29)	(0.36)	(0.65)	(1.32)	(0.60)

Net Asset Value, End of Year	$8.46		$8.42	$8.27	$8.12	$9.17	$11.16

Total Return†(3)	2.43	%(4)	5.29%	6.44%	(4.51)%	(6.55)%	5.87%
Net Assets, End of Year (millions)	$144		$138	$147	$127	$102	$148
Ratios to Average Net Assets:
Gross expenses(5)	2.34	%(6)	2.32%	2.54%	2.35%	1.08%	0.93%
Net expenses(5)(7)	2.29	(6)	2.27	2.49	2.30	1.03	0.88
Net investment income	1.10	(6)	3.92	3.82	2.96	8.43	5.08
Portfolio Turnover Rate	38	%(4)	112%	121%	56%	57%	104%

(1)	For the six months ended February 28, 2026 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)	Ratio includes interest expense on reverse repurchase agreements and/or sale-buyback transactions which represents 1.46%, 1.51%, 1.67%, 1.32%, 0.17% and 0.03%, respectively.
(6)	Annualized.
(7)	Reflects fee waivers and/or expense reimbursements.
†	Calculated based on the net asset value as of the last business day of the period.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Ultra-Short Term Fixed Income Fund
	2026(1)		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$9.78		$9.73	$9.61	$9.69	$9.89	$9.99

Income (Loss) from Operations:
Net investment income(2)	0.20		0.45	0.48	0.32	0.08	0.05
Net realized and unrealized gain (loss)	0.01		0.06	0.11	0.14	(0.17)	0.01

Total Income (Loss) from Operations	0.21		0.51	0.59	0.46	(0.09)	0.06

Less Distributions from:
Net investment income	(0.21)		(0.46)	(0.33)	(0.54)	(0.11)	(0.16)
Tax return of capital	—		—	(0.14)	—	—	—

Total Distributions	(0.21)		(0.46)	(0.47)	(0.54)	(0.11)	(0.16)

Net Asset Value, End of Year	$9.78		$9.78	$9.73	$9.61	$9.69	$9.89

Total Return†(3)	2.18	%(4)	5.23%	6.28%	4.95%	(0.92)%	0.61%
Net Assets, End of Year (millions)	$301		$410	$315	$309	$506	$442
Ratios to Average Net Assets:
Gross expenses(5)	0.78	% (6)	0.68%	0.69%	0.81%	0.67%	0.67%
Net expenses(5)(7)	0.63	(6)	0.53	0.54	0.76	0.62	0.62
Net investment income	4.11	(6)	4.65	4.98	3.34	0.79	0.50
Portfolio Turnover Rate	50	% (4)	123%	87%	42%	86%	55%

(1)	For the six months ended February 28, 2026 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)	Ratio includes interest expense on reverse repurchase agreements and/or sale-buyback transactions which represents 0.11%, 0.04%, 0.01%, 0.14%, 0.02% and less than 0.005%, respectively.
(6)	Annualized.
(7)	Reflects fee waivers and/or expense reimbursements.
†	Calculated based on the net asset value as of the last business day of the period.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Alternative Strategies Fund
	2026(1)		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$10.86		$10.77	$10.24	$10.69	$10.99	$10.04

Income (Loss) from Operations:
Net investment income(2)	0.21		0.37	0.34	0.38	0.20	0.13
Net realized and unrealized gain (loss)	0.39		(0.02)	0.52	(0.17)	(0.42)	0.91

Total Income (Loss) from Operations	0.60		0.35	0.86	0.21	(0.22)	1.04

Less Distributions from:
Net investment income	(0.46)		(0.26)	(0.33)	(0.64)	(0.07)	(0.09)
Net realized gain	–		–	–	(0.02)	(0.01)	–

Total Distributions	(0.46)		(0.26)	(0.33)	(0.66)	(0.08)	(0.09)

Net Asset Value, End of Year	$11.00		$10.86	$10.77	$10.24	$10.69	$10.99

Total Return†(3)	5.68	%(4)	3.31%	8.65%	2.14%	(2.06)%	10.39%
Net Assets, End of Year (millions)	$206		$186	$163	$157	$147	$119
Ratios to Average Net Assets:
Gross expenses	1.36	% (5)	1.38%	1.39%	1.50%	1.59%	1.56%
Net expenses(6)(7)	0.36	(5)	0.38	0.39	0.50	0.59	0.56
Net investment income	3.93	(5)	3.43	3.22	3.70	1.83	1.24
Portfolio Turnover Rate	4	% (4)	29%	13%	27%	18%	18%

(1)	For the six months ended February 28, 2026 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)	Annualized.
(6)	Does not reflect the Fund’s proportionate share of income and expenses from the Underlying Fund.
(7)	Reflects fee waivers and/or expense reimbursements.
†	Calculated based on the net asset value as of the last business day of the period.

See Notes to Financial Statements.

Notes to Financial Statements

(unaudited)

1. Organization and Significant Accounting Policies

The Morgan Stanley Pathway Funds (the “Trust”) is organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of Morgan Stanley Pathway Large Cap Equity ETF, Morgan Stanley Pathway Small-Mid Cap Equity ETF, International Equity Fund, Emerging Markets Equity Fund, Core Fixed Income Fund, High Yield Fund, International Fixed Income Fund, Municipal Bond Fund, Inflation-Linked Fixed Income Fund, Ultra-Short Term Fixed Income Fund and Alternative Strategies Fund (individually, a “Fund” and collectively, the “Funds”). Alternative Strategies Fund will allocate its assets among shares of mutual funds, exchange-traded funds or closed-end funds managed by a third party professional money manager (“Underlying Funds”). Each Fund is a diversified series of the Trust.

The investment objectives of each Fund are as follows:

Morgan Stanley Pathway Large Cap Equity ETF	Capital appreciation.
Morgan Stanley Pathway Small-Mid Cap Equity ETF	Capital appreciation.
International Equity Fund	Capital appreciation.
Emerging Markets Equity Fund	Long-term capital appreciation.
Core Fixed Income Fund	Maximum total return, consistent with preservation of capital and prudent investment management.
High Yield Fund	A high level of current income primarily through investment in below-investment grade debt securities.
International Fixed Income Fund	Maximize current income, consistent with the protection of principal.
Municipal Bond Fund	A high level of interest income that is excluded from federal income taxation, to the extent consistent with prudent investment management and the preservation of capital.
Inflation-Linked Fixed Income Fund	Total return that exceeds the rate of inflation over an economic cycle.
Ultra-Short Term Fixed Income Fund	Total return, consistent with preservation of capital.
Alternative Strategies Fund	Long term growth of capital.

The Board of Trustees (the “Board”) of the Trust approved an Agreement and Plan of Reorganization providing for the reorganizations (each, a “Reorganization”) of the Large Cap Equity Fund and the Small-Mid Cap Equity Fund (each, a “Predecessor Fund”) into Morgan Stanley Pathway Large Cap Equity ETF and Morgan Stanley Pathway Small-Mid Cap Equity ETF (each, an “Acquiring Fund”), respectively. On December 9, 2024, pursuant to the Agreement and Plan of Reorganization, each Predecessor Fund was converted into the corresponding Acquiring Fund, each of which is managed using the same investment objectives, principal investment strategies and policies, and sub-advisers as its Predecessor Fund. The Acquiring Funds were newly-formed “shell” funds that had not commenced operations prior to the Reorganizations and therefore did not have performance history prior to the Reorganizations. Each Predecessor Fund was designated as the accounting survivor in the Reorganizations. As a result, each Acquiring Fund assumed its Predecessor Fund’s accounting and financial history. Predecessor Fund shareholders became shareholders in the corresponding Acquiring Fund and received Acquiring Fund shares with an aggregate value equal to the aggregate net asset value of the Predecessor Fund shares held immediately prior to the Reorganizations. Predecessor Fund shareholders received cash in lieu of any fractional shares of the Acquiring Funds because the Acquiring Funds do not issue fractional shares.

Notes to Financial Statements

(unaudited) (continued)

The assets and liabilities of each Predecessor Fund’s shares were transferred in exchange for the corresponding Acquiring Fund shares, less any amount of cash distributed in lieu of fractional shares, in a tax-free exchange as follows:

Portfolio	Shares outstanding before the Reorganization	Shares outstanding immediately after the Reorganization	Conversion Ratio	Aggregate net assets before the Reorganization	Aggregate net assets immediately after the Reorganization

Large Cap Equity Fund*	106,157,339	—	0.5354	$2,841,616,713+	$—
Morgan Stanley Pathway Large Cap Equity ETF	—	56,832,167		$—	$2,822,983,660
Small-Mid Cap Equity Fund*	33,162,494	—	0.3543	$587,425,218+	$—
Morgan Stanley Pathway Small-Mid Cap Equity ETF	—	11,748,475		$—	$584,509,961

*	Represents the accounting survivor.
+

Includes unrealized appreciation (depreciation) on investments of $1,356,036,739 with a fair value of $2,743,103,710 and identified cost of $1,387,066,971 for Large Cap Equity Fund and unrealized appreciation (depreciation) on investments of $158,567,870 with a fair value of $549,159,717 and identified cost of $390,591,847 for Small-Mid Cap Equity Fund.

For financial reporting purposes, assets received and shares issued by the Acquiring Funds were recorded at fair value and the cost basis of the investments received from the Predecessor Funds was carried forward to each corresponding Acquiring Fund to align ongoing reporting of the Acquiring Funds’ realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The following is a summary of significant accounting policies consistently followed by the Funds which are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Estimates and assumptions are required to be made by management regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. The Funds are investment companies and follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 — Investment Companies.

(a) Investment Valuation. Equity securities for each Fund for which market quotations are readily available and are traded on an exchange are valued at the closing sale price or official closing price on the exchange on which such security is principally traded. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. For securities that are primarily traded on foreign exchanges, these values are converted to U.S. dollars using the current exchange rates as of the close of the New York Stock Exchange (“NYSE”).

Exchange-traded purchased and written options and futures contracts are valued at the last sale price (closing price) in the market where such contracts are principally traded or, if no sales are reported, the bid price. Swaps for which quotations are available on an automated basis from approved third-party pricing services are valued using those automated third-party pricing service quotations. Forward foreign currency contracts are valued using the official closing price for such contracts on the NYSE.

Portfolio securities traded in the over-the-counter market for which market quotations are readily available are valued at the last sales price that day. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. Investments in registered open-end management investment companies are valued at reported net asset value per share.

Debt obligations that will mature in 60 days or less are valued at amortized cost, which approximates market value. Debt obligations that will mature in more than 60 days are valued using valuations furnished by an approved third-party pricing service; such valuations are determined by the third-party pricing service based upon its analysis of a variety of factors, including transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and its analysis of various relationships between securities, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, and as well as industry and economic events.

Notes to Financial Statements

(unaudited) (continued)

Overnight repurchase agreements and repurchase agreements maturing in seven days or less are valued at cost. Term repurchase agreements maturing in more than seven days are valued at the average of the bid quotations obtained daily from at least two recognized purchasers of such term repurchase agreements selected by Consulting Group Advisory Services, LLC (“CGAS”) (the “Manager”).

The Board of Trustees (the “Board”) has ultimate responsibility for ensuring the Funds’ investments are valued appropriately. The Board has delegated primary responsibility for determining or causing to be determined the value of the Funds’ investments (including any fair valuation) to the Manager pursuant to valuation policies and procedures approved by the Board. When market quotations are not readily available or are determined to be unreliable, investments are valued at fair value as determined in good faith by the valuation committee established by the Manager in accordance with such procedures under the oversight of the Board. Circumstances that may indicate that market quotations are not readily available or are unreliable include, but are not limited to, such instances when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, and before the applicable Fund calculates its Net Asset Value (“NAV”).

Each business day, Emerging Markets Equity Fund and International Equity Fund use a Board-approved third-party pricing service to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2 and 3). The three levels of the fair value hierarchy are as follows:

Level 1 – unadjusted quoted prices in active markets for identical securities.

Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including assumptions made by the Manager or persons acting at their direction that are used in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities in accordance with GAAP.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign bonds, senior loans, convertible preferred securities and non-U.S. bonds are normally valued by third-party pricing service providers that use broker quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by third-party pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities and the related forward sales commitments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Common stocks, preferred stocks, rights, warrants, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are categorized as Level 1 of the fair value hierarchy, to the extent these securities are actively traded and valuation adjustments are not applied.

Notes to Financial Statements

(unaudited) (continued)

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE close. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies are valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, forward foreign currency contracts, options contracts, or swap contracts, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by third-party pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a third-party pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and Secured Overnight Financing Rate (“SOFR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Notes to Financial Statements

(unaudited) (continued)

The following table summarizes the valuation of each Fund’s assets and liabilities using the fair value hierarchy:

	Total Fair Value at February 28, 2026	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Morgan Stanley Pathway Large Cap Equity ETF
Investments, at Value
Common Stocks	$3,523,624,577	$3,523,624,577 (a)	$—	$—
Short-Term Investments:
Money Market Fund	973,888	973,888	—	—
Time Deposits	44,920,298	—	44,920,298	—

Total Investments, at Value	$3,569,518,763	$3,524,598,465	$44,920,298	$—

Securities Lending Transactions — Liabilities	$(973,888)	$—	$(973,888)	$—

Other Financial Instruments — Assets(b)
Futures Contract	$16,160	$16,160	$—	$—

Total Other Financial Instruments — Assets	$16,160	$16,160	$—	$—

Other Financial Instruments — Liabilities(b)
Futures Contract	$(71,783)	$(71,783)	$—	$—

Total Other Financial Instruments — Liabilities	$(71,783)	$(71,783)	$—	$—

Morgan Stanley Pathway Small-Mid Cap Equity ETF
Investments, at Value
Common Stocks:
Communication Services	$14,254,527	$14,254,527	$—	$—
Consumer Discretionary	64,064,229	64,064,229	—	—
Consumer Staples	21,911,842	21,854,652	—	57,190
Energy	32,101,305 (d)	32,101,305	—	—	(d)
Financials	89,156,067 (d)	89,156,067	—	—	(d)
Health Care	93,844,043	93,838,789	5,254	—
Industrials	175,791,510	175,791,510	—	—
Information Technology	132,256,629	132,256,629	—	—
Materials	33,333,604	33,332,339	1,265	—
Real Estate	27,528,733	27,528,733	—	—
Utilities	26,986,234	26,986,234	—	—
Short-Term Investments:
Money Market Fund	1,999,348	1,999,348	—	—
Time Deposits	16,375,374	—	16,375,374	—

Total Investments, at Value	$729,603,445 (d)	$713,164,362	$16,381,893	$57,190	(c)(d)

Securities Lending Transactions — Liabilities	$(1,999,348)	$—	$(1,999,348)	$—

Other Financial Instruments — Assets(b)
Futures Contract	$138,152	$138,152	$—	$—

Total Other Financial Instruments — Assets	$138,152	$138,152	$—	$—

Notes to Financial Statements

(unaudited) (continued)

	Total Fair Value at February 28, 2026		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)
Other Financial Instruments — Liabilities(b)
Futures Contract	$(6,578)		$(6,578)	$—		$—

Total Other Financial Instruments — Liabilities	$(6,578)		$(6,578)	$—		$—

International Equity Fund
Investments, at Value
Common Stocks:
France	$152,827,586	(e)	$—	$152,827,586	(e)	$—
Germany	117,012,677	(e)	—	117,012,677	(e)	—
Japan	270,103,157	(e)	310,926	269,792,231	(e)	—
Netherlands	71,580,107	(e)	474,279	71,105,828	(e)	—
Switzerland	112,333,021	(e)	837,819	111,495,202	(e)	—
United Kingdom	235,155,598	(e)	4,215,730	230,939,868	(e)	—
Other Countries(f)	383,198,263	(e)	63,411,273	319,729,435	(e)	57,555
Preferred Stocks:
Germany	1,629,354	(e)	—	1,629,354	(e)	—
Open End Mutual Fund Security:
United States	1,321,285		1,321,285	—		—
Short-Term Investments:
Money Market Fund	2,755,398		2,755,398	—		—
Time Deposits	19,568,653		—	19,568,653		—

Total Investments, at Value	$1,367,485,099		$73,326,710	$1,294,100,834		$57,555	(c)

Security Lending Transactions — Liabilities	$(2,755,398)		$—	$(2,755,398)		$—

Other Financial Instruments — Assets(b)
Futures Contracts	$97,766		$97,766	$—		$—

Total Other Financial Instruments — Assets	$97,766		$97,766	$—		$—

Emerging Markets Equity Fund
Investments, at Value
Common Stocks:
China	$150,732,643	(e)	$14,557,720	$136,174,921	(e)	$2
India	110,452,820	(e)	16,887,655	93,565,165	(e)	—
South Korea	149,054,333	(e)	144,558	148,909,775	(e)	—
Taiwan	176,213,822	(e)	10,016,269	166,197,553	(e)	—
Other Countries(f)	260,537,846	(d)(e)	97,816,910	162,708,947	(e)	11,989	(d)
Preferred Stocks:
Brazil	5,838,490		5,838,490	—		—
Chile	327,415		327,415	—		—
Colombia	242,588		242,588	—		—
India	3,292		—	3,292		—
Mexico	606,310		606,310	—		—
South Korea	8,943,898	(e)	—	8,943,898	(e)	—

Notes to Financial Statements

(unaudited) (continued)

	Total Fair Value at February 28, 2026	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Short-Term Investments:
Money Market Fund	$2,088,847	$2,088,847	$—	$—
Time Deposits	16,495,370	—	16,495,370	—

Total Investments, at Value	$881,537,674 (d)	$148,526,762	$732,998,921	$11,991	(c)(d)

Security Lending Transactions — Liabilities	$(2,088,847)	$—	$(2,088,847)	$—

Other Financial Instruments — Assets(b)
Futures Contract	$51,234	$51,234	$—	$—
Forward Foreign Currency Contract	11	—	11	—

Total Other Financial Instruments — Assets	$51,245	$51,234	$11	$—

Core Fixed Income Fund
Investments, at Value
Corporate Bonds & Notes	$579,738,243 (d)	$—	$579,738,243	$—	(d)
Mortgage-Backed Securities	484,379,425	—	484,379,425	—
U.S. Government Agencies & Obligations	377,955,761	—	377,955,761	—
Collateralized Mortgage Obligations	248,887,455	—	248,887,455	—
Sovereign Bonds:
Other Countries(f)	68,119,635	—	68,119,635	—
Asset-Backed Securities	39,222,439	—	39,222,439	—
Open End Mutual Fund Securities:
Financials	3,243,348	3,243,348	—	—
Municipal Bonds	2,521,861	—	2,521,861	—
Collateralized Loan Obligation	1,061,655	—	1,061,655	—
Senior Loans	706,360	—	706,360	—
Common Stock:
Healthcare	254,492	—	254,492	—
Short-Term Investments:
Money Market Fund	9,178,517	9,178,517	—	—
Time Deposits	62,614,453	—	62,614,453	—
U.S. Government Obligations	23,892,495	—	23,892,495	—

Total Investments, at Value	$1,901,776,139 (d)	$12,421,865	$1,889,354,274	$—	(c)(d)

Securities Lending Transactions — Liabilities	$(9,178,517)	$—	$(9,178,517)	$—

Other Financial Instruments — Assets(b)
Futures Contracts	$960,546	$960,546	$—	$—
Forward Foreign Currency Contracts	390,920	—	390,920	—
Centrally Cleared Credit Default Swap	34,397	—	34,397	—

Total Other Financial Instruments — Assets	$1,385,863	$960,546	$425,317	$—

Other Financial Instruments — Liabilities(b)
Futures Contracts	$(198,592)	$(198,592)	$—	$—
Forward Foreign Currency Contracts	(1,021,945)	—	(1,021,945)	—

Total Other Financial Instruments — Liabilities	$(1,220,537)	$(198,592)	$(1,021,945)	$—

Notes to Financial Statements

(unaudited) (continued)

	Total Fair Value at February 28, 2026	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
High Yield Fund
Investments, at Value
Corporate Bonds & Notes	$146,144,088 (d)	$—	$146,144,088	$—	(d)
Senior Loan	—	—	—	—
Short-Term Investments:
Money Market Fund	4,562,496	4,562,496	—	—
Time Deposits	8,904,318	—	8,904,318	—

Total Investments, at Value	$159,610,902 (d)	$4,562,496	$155,048,406	$—	(c)(d)

Securities Lending Transactions — Liabilities	$(4,562,496)	$—	$(4,562,496)	$—

International Fixed Income Fund
Investments, at Value
Sovereign Bonds:
Japan	$13,591,786	$—	$13,591,786	$—
Spain	13,627,661	—	13,627,661	—
United Kingdom	10,302,319	—	10,302,319	—
Other Countries(f)	47,708,797	—	47,708,797	—
Mortgage-Backed Securities	79,439,150	—	79,439,150	—
Corporate Bonds & Notes	24,969,202	—	24,969,202	—
Collateralized Mortgage Obligations	16,060,316	—	16,060,316	—
U.S. Government Obligations	14,602,305	—	14,602,305	—
Collateralized Loan Obligations	11,056,600	—	11,056,600	—
Municipal Bond	215,938	—	215,938	—
Asset-Backed Securities	201,957	—	201,957	—
Purchased Options	24,758	—	24,758	—
Short-Term Investments:
Commercial Papers	2,647,156	—	2,647,156	—
Time Deposits	5,842,863	—	5,842,863	—
U.S. Government Obligation	263,044	—	263,044	—

Total Investments, at Value	$240,553,852	$—	$240,553,852	$—

Other Financial Instruments — Assets(b)
Futures Contracts	$662,010	$662,010	$—	$—
Forward Foreign Currency Contracts	1,697,155	—	1,697,155	—
OTC Interest Rate Swaps	58,732	—	58,732	—
Centrally Cleared Interest Rate Swaps	1,177,492	—	1,177,492	—
OTC Credit Default Swaps	7,621	—	7,621	—
Centrally Cleared Credit Default Swaps	15,787	—	15,787	—
OTC Cross Currency Swaps	1,604,976	—	1,604,976	—

Total Other Financial Instruments — Assets	$5,223,773	$662,010	$4,561,763	$—

Other Financial Instruments — Liabilities(b)
Options Contracts Written	$(13,421)	$—	$(13,421)	$—
Reverse Repurchase Agreements	(3,448,625)	—	(3,448,625)	—
Forward Sale Commitments	(30,674,945)	—	(30,674,945)	—
Futures Contracts	(153,712)	(153,712)	—	—
Forward Foreign Currency Contracts	(1,220,103)	—	(1,220,103)	—
OTC Total Return Swap	(184,008)	—	(184,008)	—

Notes to Financial Statements

(unaudited) (continued)

	Total Fair Value at February 28, 2026	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Centrally Cleared Interest Rate Swaps	$(3,744,947)	$—	$(3,744,947)	$—
OTC Credit Default Swap	(27)	—	(27)	—
Centrally Cleared Credit Default Swap	(14,276)	—	(14,276)	—
OTC Cross Currency Swap	(15,084)	—	(15,084)	—

Total Other Financial Instruments — Liabilities	$(39,469,148)	$(153,712)	$(39,315,436)	$—

Municipal Bond Fund
Investments, at Value
Municipal Bonds	$78,612,206	$—	$78,612,206	$—
Collateralized Mortgage Obligation	207,869	—	207,869	—
Warrant:
Industrials	10,800	—	10,800	—
Short-Term Investment:
Time Deposit	9,398,393	—	9,398,393	—

Total Investments, at Value	$88,229,268	$—	$88,229,268	$—

Inflation-Linked Fixed Income Fund
Investments, at Value
U.S. Government Obligations	$153,228,495	$—	$153,228,495	$—
Mortgage-Backed Securities	21,726,857	—	21,726,857	—
Collateralized Mortgage Obligations	11,689,468	—	11,689,468	—
Sovereign Bonds:
Other Countries(f)	7,484,652	—	7,484,652	—
Collateralized Loan Obligations	6,726,475	—	6,726,475	—
Corporate Bonds & Notes	180,717	—	180,717	—
Short-Term Investments:
Repurchase Agreement	2,000,000	—	2,000,000	—
Time Deposits	685,041	—	685,041	—

Total Investments, at Value	$203,721,705	$—	$203,721,705	$—

Other Financial Instruments — Assets(b)
Futures Contracts	$245,527	$245,527	$—	$—
Forward Foreign Currency Contracts	441,698	—	441,698	—
Centrally Cleared Interest Rate Swaps	1,358,347	—	1,358,347	—
Centrally Cleared Inflation Rate Swaps	766,098	—	766,098	—

Total Other Financial Instruments — Assets	$2,811,670	$245,527	$2,566,143	$—

Other Financial Instruments — Liabilities(b)
Options Contracts Written	$(61,782)	$—	$(61,782)	$—
Reverse Repurchase Agreement	(54,425,125)	—	(54,425,125)	—
Futures Contracts	(311,694)	(311,694)	—
Forward Foreign Currency Contracts	(84,763)	—	(84,763)	—
Centrally Cleared Interest Rate Swaps	(403,218)	—	(403,218)	—
Centrally Cleared Inflation Rate Swaps	(1,157,688)	—	(1,157,688)	—

Total Other Financial Instruments — Liabilities	$(56,444,270)	$(311,694)	$(56,132,576)	$—

Notes to Financial Statements

(unaudited) (continued)

	Total Fair Value at February 28, 2026	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Ultra-Short Term Fixed Income Fund
Investments, at Value
Corporate Bonds & Notes	$161,836,607	$—	$161,836,607	$—
Collateralized Mortgage Obligations	69,349,832	—	69,349,832	—
Collateralized Loan Obligations	28,866,574	—	28,866,574	—
Asset-Backed Securities	28,039,452	—	28,039,452	—
U.S. Government Obligations	16,737,417	—	16,737,417	—
Mortgage-Backed Securities	7,941,942	—	7,941,942	—
Sovereign Bonds:
Other Countries(f)	4,070,755	—	4,070,755	—
Short-Term Investments:
Commercial Papers	3,996,587	—	3,996,587	—
Money Market Fund	306,063	306,063	—	—
Time Deposits	3,563,438	—	3,563,438	—
U.S. Government Obligation	2,689,381	—	2,689,381	—

Total Investments, at Value	$327,398,048	$306,063	$327,091,985	$—

Securities Lending Transactions — Liabilities	$(306,063)	$—	$(306,063)	$—

Other Financial Instruments — Assets(b)
Futures Contracts	$111,062	$111,062	$—	$—

Total Other Financial Instruments — Assets	$111,062	$111,062	$—	$—

Other Financial Instruments — Liabilities(b)
Reverse Repurchase Agreements	$(14,055,656)	$—	$(14,055,656)	$—
Futures Contracts	(327,906)	(327,906)	—	—

Total Other Financial Instruments — Liabilities	$(14,383,562)	$(327,906)	$(14,055,656)	$—

Alternative Strategies Fund
Investments, at Value
Open End Mutual Fund Securities:
United States	$204,444,932	$204,444,932	$—	$—

Total Investments, at Value	$204,444,932	$204,444,932	$—	$—

(a)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
(b)

Swaps, futures contracts and forward foreign currency contracts are valued at the unrealized appreciation (depreciation) on the instrument and option contracts written, forward sale commitments and reverse repurchase agreements are shown at value.

(c)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(d)	Includes securities that are fair valued using significant unobservable inputs at $0.
(e)

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

(f)	Other countries represents countries that are individually less than 5% of Net Assets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant for any of the Funds and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended February 28, 2026 is not presented.

There were no significant transfers in or out of Level 3 for the period ended February 28, 2026 for any of the Funds.

(b) Accounting for Derivative Instruments. Derivative instruments require enhanced disclosures regarding a Fund’s credit derivatives holdings, including credit default swaps, credit spread options and hybrid financial instruments containing embedded credit derivatives.

Notes to Financial Statements

(unaudited) (continued)

All open derivative positions at the period-end for each Fund are disclosed in the Fund’s Schedule of Investments.

Certain Funds may use derivative instruments including futures, options, forward foreign currency contracts, swaptions and swap contracts as part of their investment strategies. Following is a description of these derivative instruments, including the primary underlying risk exposures related to each instrument type:

(i) Futures Contracts. Certain Funds may enter into futures contracts, to the extent permitted by their investment policies and objectives, for bonafide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase. Upon entering into a futures contract, a Fund is required to deposit cash or securities as initial margin, which is included in deposits for collateral with counterparty on the Statements of Assets and Liabilities. Additional securities are also segregated as collateral up to the current market value of the futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund, depending on the fluctuation in the value of the underlying financial instruments and are reported on the Statements of Assets and Liabilities. The Fund recognizes an unrealized gain or loss equal to the variation margin. When futures contracts are closed, a realized gain or loss is recognized which is equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in futures contracts involves the risk that the Fund could lose more than the original margin deposit due to subsequent payments that may be required for a futures transaction.

(ii) Options Written. Certain Funds may write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

When writing a covered call option, a Fund may forego the opportunity of profit if the market price of the underlying security increases more than the premium received and the option is exercised. When writing a put option, a Fund may incur a loss if the market price of the underlying security decreases more than the premium received and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(iii) Purchased Options. Certain Funds may purchase options to manage exposure to certain changes in the market. A Fund will normally purchase call options in anticipation of an increase in the market value of securities of the type in which they may invest, an amount equal to the value is recorded as an asset. The purchase of a call option will entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund will ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, the Fund will realize a loss equal to the amount of the premium paid on the purchase of the call option.

A Fund will normally purchase put options in anticipation of a decline in the market value of securities in its portfolio (“protective puts”) or in securities in which it may invest. The purchase of a put option will entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund will ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund will realize a loss equal to the amount of the premium paid on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

Notes to Financial Statements

(unaudited) (continued)

(iv) Inflation-Capped Options. Certain Funds may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When a Fund writes an inflation-capped option, an amount equal to the premium received is recorded as a liability on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option written. When a Fund purchases an inflation-capped option, the Fund pays a premium which is recorded as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

(v) Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(vi) Swaptions. Swaptions contracts entered into by the Funds typically represent an option that gives the purchaser the right, but not the obligation, to enter into a swap contract on a future date. Certain Funds may purchase swaptions to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Changes in the value of purchased swaptions are reported as net change in unrealized appreciation or depreciation on the Statements of Operations and Changes in Net Assets. Gain or loss is recognized when the swaptions contract expires or is closed as net realized gain or loss on the Statements of Operations and Changes in Net Assets. Details of purchased swaptions contracts held at period-end are included on the Fund’s Schedule of Investments under the caption “Purchased Options”.

Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by a Fund represent an option that obligates the writer upon exercise by the purchaser, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter into a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange.

When a Fund writes a swaption, the premium received is recorded as a liability in the Statements of Assets and Liabilities and is subsequently adjusted to the current market value of the swaption. Changes in the value of the swaption are reported as unrealized gains or losses in the Statements of Operations. A gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Fund as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain or, if the premium received is less than the amount paid for the closing purchase, as a realized loss.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk, associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, a Fund only enters into swaption contracts with counterparties that meet certain standards of creditworthiness. A Fund bears the market risk arising from any change in index values or interest rates.

(vii) Swap Contracts. Swaps involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. Certain Funds may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Certain Funds may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Notes to Financial Statements

(unaudited) (continued)

Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as change in unrealized appreciation or depreciation in the Statements of Operations. Net receipts or payments of interest are recorded as realized gains or losses, respectively. Gains and losses are realized upon termination of a swap contract. An upfront payment received by the Fund, is recorded as a liability on the Fund’s books. An upfront payment made by the Fund is recorded as an asset on the Fund’s books. Any upfront payments paid or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as a realized gain or loss at the termination of the swap.

Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Such amounts are reported on the Statements of Assets and Liabilities as deposits with counterparties.

(viii) Credit Default Swaps. Certain Funds may enter into credit default swap contracts for investment purposes, to manage their credit risk or to add leverage. As a seller in a credit default swap contract, a Fund is required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund keeps the stream of payments and has no payment obligations. Such periodic payments are accrued daily and accounted for as realized gains.

Certain Funds may also purchase credit default swap contracts in order to hedge against the risk of default by debt securities held in their portfolios. In these cases, a Fund functions as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund receives the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund makes periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and accounted for as realized losses.

For a credit default swap sold by a Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation received. For a credit default swap purchased by a Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into credit default swaps involves, to varying degrees, elements of credit and market risk in excess of the related amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates. As privately negotiated transactions, swaps may involve risk, which is the risk that the swap contracts fail to contemplate a particular outcome or that the parties disagree about the proper interpretation of a transaction term.

(ix) Interest Rate Swaps. Certain Funds may enter into interest rate swaps for investment purposes to manage exposure to fluctuations in interest rates or to add leverage. Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the fixed interest rate and the floating interest rate, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Once the payments are settled in cash, the net amount is recorded as realized gain or loss from swap contracts on the Statements of Operations. The Funds settle accrued net receivable or payable under the swap contracts on a periodic basis.

The primary risk associated with interest rate swaps is that unfavorable changes in interest rates could adversely impact a Fund.

(x) Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit and interest derivatives. In a centrally cleared derivative transaction, a Fund typically enters into the transaction with financial institution counterparty, and performance of the transaction is effectively guaranteed by a central

Notes to Financial Statements

(unaudited) (continued)

clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse. The margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable on swap contracts for the change in value as appropriate on the Statements of Assets and Liabilities. Only a limited number of derivative transactions are currently eligible for clearing by clearinghouses.

(xi) Cross-Currency Swaps. Certain Funds may enter into cross-currency swaps to gain or mitigate exposure to currency risk. Cross-currency swaps involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specific exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

(xii) Volatility Swaps. A volatility swap is an agreement between counterparties to exchange periodic payments based on the measured volatility of a reference security, index, currency or other reference investment over a specified time frame. One cash flow is typically based on the realized volatility of the reference investment as measured by changes in its price or level over the specified time period while the other cash flow is based on a specified rate representing expected volatility for the reference investment at the time the swap is executed, or the measured volatility of a different reference investment over the specified time period. The appreciation or depreciation on a volatility swap will typically depend on the magnitude of the reference investment’s volatility, or size of the movements in its price, over the specified time period, rather than general directional increases or decreases in its price.

Volatility swaps are less standard in structure than other types of swaps and provide pure, or isolated, exposure to volatility risk of the specific underlying reference investment. Volatility swaps are typically used to speculate on future volatility levels, to trade the spread between realized and expected volatility, or to decrease the volatility exposure of investments held by the Fund.

Variance swaps are a type of volatility swap where counterparties agree to exchange periodic payments based on the measured variance (or the volatility squared) of a reference security, index, or other reference investment over a specified time period. At payment date, a net cash flow will be exchanged based on the difference between the realized variance of the reference investment over the specified time period and the specified rate representing expected variance for the reference investment at the time the swap is executed multiplied by the notional amount of the contract.

(xiii) Inflation Rate Swaps. The Fund may enter into inflation rate swap contracts to attempt to hedge against inflation. Pursuant to the inflation rate swap agreement, the Fund negotiates with a counterparty to exchange a periodic stream of payments, based on a benchmark inflation index. One cash flow stream will typically be a floating rate payment linked to the specified inflation index while the other is typically a fixed interest rate.

Inflation rate swaps are normally issued on a zero coupon basis where all payments compound during the life of the contract and are netted upon the termination or maturity of the contract. Final payments received or paid by the Fund are recorded as realized gains or losses in the Statements of Operations. Inflation rate swap contracts are subject to movements in interest rates.

(xiv) Total Return Swaps. The Fund may enter into total return swap contracts to gain exposure and benefit from a reference asset (single asset, or a basket of assets) without actually having to own it. Total return swap contracts are agreements where the total return of a reference asset is paid in exchange for periodic cash flows. The deal is structured such that the total return (asset income plus capital appreciation/depreciation) is exchanged, in the cash flows. Periodic payments received or made by the Fund are recorded as realized gains or losses in the Statements of Operations.

Notes to Financial Statements

(unaudited) (continued)

The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure at February 28, 2026:

Morgan Stanley Pathway Large Cap Equity ETF

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2026:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on open futures contracts (b)	$—	$—	$—	$16,160	$16,160

Liability derivatives
Unrealized depreciation on open futures contracts (b)	$—	$—	$—	$71,783	$71,783

Effect of Derivative Instruments on the Statements of Operations for the Period Ended February 28, 2026:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives (d)
Futures contracts	$—	$—	$—	$1,905,614	$1,905,614

Change in unrealized appreciation (depreciation) on derivatives (e)
Futures contracts	$—	$—	$—	$(725,612)	$(725,612)

Morgan Stanley Pathway Small-Mid Cap Equity ETF
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2026:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on open futures contracts (b)	$—	$—	$—	$138,152	$138,152

Liability derivatives
Unrealized depreciation on open futures contracts (b)	$—	$—	$—	$6,578	$6,578

Effect of Derivative Instruments on the Statements of Operations for the Period Ended February 28, 2026:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives (d)
Futures contracts	$—	$—	$—	$1,149,270	$1,149,270

Change in unrealized appreciation (depreciation) on derivatives (e)
Futures contracts	$—	$—	$—	$(314,701)	$(314,701)

Notes to Financial Statements

(unaudited) (continued)

International Equity Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2026:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on open futures contracts (b)	$—	$—	$—	$97,766	$97,766

Effect of Derivative Instruments on the Statements of Operations for the Period Ended February 28, 2026:

Location	Interest rate risk	Foreign echange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives (d)
Futures contracts	$—	$—	$—	$261,587	$261,587

Change in unrealized appreciation (depreciation) on derivatives (e)
Futures contracts	$—	$—	$—	$59,152	$59,152

Emerging Markets Equity Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2026:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on open futures contracts (b)	$—	$—	$—	$51,234	$51,234
Unrealized appreciation on forward foreign currency contracts (c)	—	11	—	—	11

	$—	$11	$—	$51,234	$51,245

Effect of Derivative Instruments on the Statements of Operations for the Period Ended February 28, 2026:

Location	Interest rate risk	Foreign echange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives (d)
Futures contracts	$—	$—	$—	$189,852	$189,852
Forward foreign currency contracts	—	8,586	—	—	8,586

	$—	$8,586	$—	$189,852	$198,438

Change in unrealized appreciation (depreciation) on derivatives (e)
Futures contracts	$—	$—	$—	$45,269	$45,269
Forward foreign currency contracts	—	11	—	—	11

	$—	$11	$—	$45,269	$45,280

Notes to Financial Statements

(unaudited) (continued)

Core Fixed Income Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2026:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on open futures contracts (b)	$960,546	$—	$—	$—	$960,546
Unrealized appreciation on forward foreign currency contracts (c)	—	390,920	—	—	390,920
Unrealized appreciation on centrally cleared swaps (f)	—	—	34,397	—	34,397

	$960,546	$390,920	$34,397	$—	$1,385,863

Liability derivatives
Unrealized depreciation on open futures contracts (b)	$198,592	$—	$—	$—	$198,592
Unrealized depreciation on forward foreign currency contracts (a)	—	1,021,945	—	—	1,021,945

	$198,592	$1,021,945	$—	$—	$1,220,537

Effect of Derivative Instruments on the Statements of Operations for the Period Ended February 28, 2026:

Location	Interest rate risk	Foreign echange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives (d)
Futures contracts	$2,655,228	$—	$—	$—	$2,655,228
Swaps contracts	—	—	47,998	—	47,998
Forward foreign currency contracts	—	(1,310,538)	—	—	(1,310,538)

	$2,655,228	$(1,310,538)	$47,998	$—	$1,392,688

Change in unrealized appreciation (depreciation) on derivatives (e)
Futures contracts	$241,889	$—	$—	$—	$241,889
Swaps contracts	—	—	(885)	—	(885)
Forward foreign currency contracts	—	(9,952)	—	—	(9,952)

	$241,889	$(9,952)	$(885)	$—	$231,052

International Fixed Income Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2026:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Purchased options (c)	$—	$24,758	$—	$—	$24,758
Unrealized appreciation on open futures contracts (b)	662,010	—	—	—	662,010
Unrealized appreciation on forward foreign currency contracts (c)	—	1,697,155	—	—	1,697,155
Unrealized appreciation on centrally cleared swaps (f)	1,177,492	—	15,787	—	1,193,279
Unrealized appreciation on OTC swaps contracts (c)	58,732	1,604,976	7,621	—	1,671,329

	$1,898,234	$3,326,889	$23,408	$—	$5,248,531

Liability derivatives
Options contracts written outstanding (a)	$—	$13,421	$—	$—	$13,421
Unrealized depreciation on open futures contracts (b)	153,712	—	—	—	153,712
Unrealized depreciation on forward foreign currency contracts (a)	—	1,220,103	—	—	1,220,103
Unrealized depreciation on centrally cleared swaps (f)	3,744,947	—	14,276	—	3,759,223
Unrealized depreciation on OTC swaps contracts (a)	184,008	15,084	27	—	199,119

	$4,082,667	$1,248,608	$14,303	$—	$5,345,578

Notes to Financial Statements

(unaudited) (continued)

Effect of Derivative Instruments on the Statements of Operations for the Period Ended February 28, 2026:

Location	Interest rate risk	Foreign echange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives (d)
Purchased options	$—	$(27,478)	$—	$—	$(27,478)
Futures contracts	1,622,708	—	—	—	1,622,708
Options contracts written	88,405	53,881	—	—	142,286
Swaps contracts	(1,571,948)	(125,093)	182,212	—	(1,514,829)
Forward foreign currency contracts	—	(768,136)	—	—	(768,136)

	$139,165	$(866,826)	$182,212	$—	$(545,449)

Change in unrealized appreciation (depreciation) on derivatives (e)
Purchased options	$—	$18,924	$—	$—	$18,924
Futures contracts	405,380	—	—	—	405,380
Options contracts written	(17,544)	(10,707)	—	—	(28,251)
Swaps contracts	(845,700)	1,348,612	(183,439)	—	319,473
Forward foreign currency contracts	—	1,262,593	—	—	1,262,593

	$(457,864)	$2,619,422	$(183,439)	$—	$1,978,119

Inflation-Linked Fixed Income Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2026:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on open futures contracts (b)	$245,527	$—	$—	$—	$245,527
Unrealized appreciation on forward foreign currency contracts (c)	—	441,698	—	—	441,698
Unrealized appreciation on centrally cleared swaps (f)	2,124,445	—	—	—	2,124,445

	$2,369,972	$441,698	$—	$—	$2,811,670

Liability derivatives
Options contracts written outstanding (a)	$61,782	$—	$—	$—	$61,782
Unrealized depreciation on open futures contracts (b)	311,694	—	—	—	311,694
Unrealized depreciation on forward foreign currency contracts (a)	—	84,763	—	—	84,763
Unrealized depreciation on centrally cleared swaps (f)	1,560,906	—	—	—	1,560,906

	$1,934,382	$84,763	$—	$—	$2,019,145

Effect of Derivative Instruments on the Statements of Operations for the Period Ended February 28, 2026:

Location	Interest rate risk	Foreign echange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives (d)
Futures contracts	$384,285	$—	$—	$—	$384,285
Options contracts written	69,424	—	—	—	69,424
Swaps contracts	(43,181)	—	—	—	(43,181)
Forward foreign currency contracts	—	76,600	—	—	76,600

	$410,528	$76,600	$—	$—	$487,128

Change in unrealized appreciation (depreciation) on derivatives (e)
Futures contracts	$(243,913)	$—	$—	$—	$(243,913)
Options contracts written	(27,393)	—	—	—	(27,393)
Swaps contracts	(225,534)	—	—	—	(225,534)
Forward foreign currency contracts	—	374,880	—	—	374,880

	$(496,840)	$374,880	$—	$—	$(121,960)

Notes to Financial Statements

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2026:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on open futures contracts (b)	$111,062	$—	$—	$—	$111,062

Liability derivatives
Unrealized depreciation on open futures contracts (b)	$327,906	$—	$—	$—	$327,906

Effect of Derivative Instruments on the Statements of Operations for the Period Ended February 28, 2026:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives (d)
Futures contracts	$(188,721)	$—	$—	$—	$(188,721)

Change in unrealized appreciation (depreciation) on derivatives (e)
Futures contracts	$(276,619)	$—	$—	$—	$(276,619)

(a)	Statements of Assets and Liabilities location: Unrealized depreciation on open forward foreign currency contracts, unrealized depreciation on OTC swap contracts or options contracts written, at value.
(b)

Only variation margin, if any, is reported within the Statements of Assets and Liabilities. Cumulative appreciation (depreciation) on futures contracts is reported in the open exchanged-traded futures contracts table in the Fund’s Schedule of Investments.

(c)	Statements of Assets and Liabilities location: Investments, at value or unrealized appreciation on open forward foreign currency contracts or unrealized appreciation on OTC swap contracts.
(d)	Statements of Operations location: Net realized gain (loss) from unaffiliated investments, futures contracts, options contracts written, swap contracts or forward foreign currency contracts.
(e)

Statements of Operations location: Change in net unrealized appreciation (depreciation) from unaffiliated investments, futures contracts, options contracts written, swap contracts or forward foreign currency contracts.

(f)

Only variation margin, if any, is reported within the Statements of Assets and Liabilities. Cumulative appreciation (depreciation) on centrally cleared swaps is reported in the open swap contracts table in the Fund’s Schedule of Investments.

The average monthly notional amounts of futures contracts, swaps contracts and forward foreign currency contracts, and the monthly average market value of options contracts written and purchased options outstanding during the period ended February 28, 2026 were as follows:

Morgan Stanley Pathway Large Cap Equity ETF
	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Futures contracts	$—	$—	$—	$20,606,274

Morgan Stanley Pathway Small-Mid Cap Equity ETF
	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Futures contracts	$—	$—	$—	$7,459,224

International Equity Fund
	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Futures contracts	$—	$—	$—	$2,625,239

Notes to Financial Statements

(unaudited) (continued)

Emerging Markets Equity Fund
	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Futures contracts	$—	$—	$—	$885,715
Forward foreign currency contracts	—	52,997	—	—

Core Fixed Income Fund
	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Futures contracts	$299,720,118	$—	$—	$—
Swap contracts	—	—	3,369,914	—
Forward foreign currency contracts	—	72,489,917	—	—

International Fixed Income Fund
	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Purchased options	$—	$39,053	$—	$—
Futures contracts	116,467,209	—	—	—
Option contracts written	5,500	15,783	—	—
Swap contracts	330,535,266	22,482,655	19,130,077	—
Forward foreign currency contracts	—	270,609,298	—	—

Inflation-Linked Fixed Income Fund
	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Futures contracts	$66,086,734	$—	$—	$—
Option contracts written	71,282	—	—	—
Swap contracts	62,187,572	—	—	—
Forward foreign currency contracts	—	46,700,403	—	—

Ultra-Short Term Fixed Income Fund
	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Futures contracts	$312,404,549	$—	$—	$—

(c) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(d) Stripped Securities. Certain Funds may invest in “Stripped Securities”, a term used collectively for stripped fixed income securities. Stripped Securities can be principal-only securities (“PO”), which are debt obligations that have been stripped of interest coupons, or interest-only securities (“IO”), which are interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity. The yield-to-maturity on an IO is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying

Notes to Financial Statements

(unaudited) (continued)

debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in the IO.

(e) Time Deposits. Certain Funds may purchase overnight time deposits issued by offshore branches of U.S. banks that meet credit and risk standards established by the custodian and approved by the Board.

(f) Lending of Portfolio Securities. Mitsubishi UFJ Financial Group (MUFG) acts as securities lending agent for the Funds. As agent, MUFG may lend securities owned by the Funds to brokers, dealers and other financial organizations that have been approved as borrowers by the Funds. Loans of securities by a Fund are collateralized by cash, U.S. government securities or irrevocable performance letters of credit issued by banks approved by the Funds. All non-cash collateral is received, held and administered by the custodian in an applicable custody account or other account established for the purpose of holding collateral for each Fund. Cash collateral received by the Funds as a result of securities lending activities is invested in an unaffiliated registered money market fund, and is recorded as Payable for collateral received from securities on loan within the Statements of Assets and Liabilities. Income from securities lending, net, on the Statement of Operations represents the income earned on investing cash collateral plus any premium payments that may be received on the loan of certain types of securities, less fees and expenses associated with the loan. Each Fund maintains the risk of any market loss on its securities on loan as well as the potential loss on investments purchased with cash collateral received from its securities lending. The custodian has the right under its agreement with the borrowers to recover any loaned securities from the borrower on demand. Additionally, the Funds are exposed to risks that a borrower may not provide additional collateral when required or return loaned securities when due. If the borrower fails to return the securities, the custodian will use the collateral to purchase replacement securities. The custodian is responsible for any shortfall in collateral value under certain circumstances.

The following table presents securities on loan that are subject to enforceable netting arrangements as of February 28, 2026:

Gross Amounts Not Offset in the Statements of Assets and Liabilities

Fund	Gross Asset Amount Presented in the Statements of Assets and Liabilities (a)	Financial Instrument	Collateral Received (b)(c)	Net Amount (Not Less than $0)
Morgan Stanley Pathway Large Cap Equity ETF	$913,165	$ —	$(913,165)	$ 0
Morgan Stanley Pathway Small-Mid Cap Equity ETF	1,883,635	—	(1,883,635)	0
International Equity Fund	2,623,363	—	(2,623,363)	0
Emerging Markets Equity Fund	2,009,515	—	(2,009,515)	0
Core Fixed Income Fund	8,886,205	—	(8,886,205)	0
High Yield Fund	4,264,620	—	(4,264,620)	0
Ultra-Short Term Fixed Income Fund	293,445	—	(293,445)	0

(a)	Represents market value of securities on loan at period end.
(b)

The Funds received cash collateral of $973,888, $1,999,348, $2,755,398, $2,088,847, $9,178,517, $4,562,496 and $306,063, respectively, which was subsequently invested in Invesco STIT – Government & Agency Portfolio as reported in the Schedules of Investments. In addition, the Funds received non-cash collateral of $0, $0, $0, $0, $0, $0 and $0, respectively, in the form of U.S. Government Obligations, which the Funds cannot sell or repledge, and accordingly are not reflected in the Schedules of Investments.

(c)	The actual collateral received could be greater than the amount shown here due to overcollateralization.

FASB ASC 860, “Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”, is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowings.

Notes to Financial Statements

(unaudited) (continued)

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of February 28, 2026:

	Remaining Contractual Maturity of the Agreements As of February 28, 2026
	Overnight and Continuous	< 30 days	Between 30 & 90 days	> 90 days	Total
Morgan Stanley Pathway Large Cap Equity ETF
Securities Lending Transactions
Money Market Funds	$973,888	$—	$—	$—	$973,888

Total Borrowings	$973,888	$—	$—	$—	$973,888

Gross amount of recognized liabilities for securities lending transactions					$973,888

Morgan Stanley Pathway Small-Mid Cap Equity ETF
Securities Lending Transactions
Money Market Funds	$1,999,348	$—	$—	$—	$1,999,348

Total Borrowings	$1,999,348	$—	$—	$—	$1,999,348

Gross amount of recognized liabilities for securities lending transactions					$1,999,348

International Equity Fund
Securities Lending Transactions
Money Market Funds	$2,755,398	$—	$—	$—	$2,755,398

Total Borrowings	$2,755,398	$—	$—	$—	$2,755,398

Gross amount of recognized liabilities for securities lending transactions					$2,755,398

Emerging Markets Equity Fund
Securities Lending Transactions
Money Market Funds	$2,088,847	$—	$—	$—	$2,088,847

Total Borrowings	$2,088,847	$—	$—	$—	$2,088,847

Gross amount of recognized liabilities for securities lending transactions					$2,088,847

Core Fixed Income Fund
Securities Lending Transactions
Money Market Funds	$9,178,517	$—	$—	$—	$9,178,517

Total Borrowings	$9,178,517	$—	$—	$—	$9,178,517

Gross amount of recognized liabilities for securities lending transactions					$9,178,517

High Yield Fund
Securities Lending Transactions
Money Market Funds	$4,562,496	$—	$—	$—	$4,562,496

Total Borrowings	$4,562,496	$—	$—	$—	$4,562,496

Gross amount of recognized liabilities for securities lending transactions					$4,562,496

International Fixed Income Fund
Reverse Repurchase Agreements Transactions
U.S. Government Obligations	$—	$3,448,625	$—	$—	$3,448,625

Total Borrowings	$—	$3,448,625	$—	$—	$3,448,625

Gross amount of recognized liabilities for reverse repurchase agreements transactions					$3,448,625

Notes to Financial Statements

(unaudited) (continued)

	Remaining Contractual Maturity of the Agreements As of February 28, 2026
	Overnight and Continuous	< 30 days	Between 30 & 90 days	> 90 days	Total

Inflation-Linked Fixed Income Fund
Reverse Repurchase Agreements Transactions
U.S. Government Obligations	$—	$—	$54,425,125	$—	$54,425,125

Total Borrowings	$—	$—	$54,425,125	$—	$54,425,125

Gross amount of recognized liabilities for reverse repurchase agreements transactions					$54,425,125

Ultra-Short Term Fixed Income Fund
Securities Lending Transactions
Money Market Funds	$306,063	$—	$—	$—	$306,063

Reverse Repurchase Agreements Transactions
U.S. Government Obligations	$—	$14,055,656	$—	$—	$14,055,656

Sale Buy-Back Transactions
U.S. Government Obligations	$—	$4,868,568	$—	$—	$4,868,568

Total Borrowings	$306,063	$18,924,224	$—	$—	$19,230,287

Gross amount of recognized liabilities for securities lending transactions					$306,063

Gross amount of recognized liabilities for reverse repurchase agreements transactions					$14,055,656

Gross amount of recognized liabilities for sale-buyback transactions					$4,868,568

(g) To-Be-Announced Purchase and Sale Commitments. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are marked-to-market on a daily basis and are subject to market fluctuations. Realized gains or losses on TBA purchase commitments are included in Net realized gain (loss) on investments on the Statements of Operations. Any fluctuation in the value of the purchased TBA commitments is included in Net change in unrealized appreciation (depreciation) on investments on the Statements of Operations.

Additionally, when a Fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A Fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund’s Schedule of Investments under the caption “Schedule of Forward Sale Commitments.” The proceeds and value of these commitments are recorded as Forward Sale Commitments, at value in the Statements of Assets and Liabilities.

(h) Short Sales of Securities. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

The risk of engaging in short sale transactions is that selling short magnifies the potential for loss to a Fund. The larger the Fund’s short position, the greater the potential loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a

Notes to Financial Statements

(unaudited) (continued)

premium, which could decrease the proceeds of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is unlimited.

(i) Mortgage Dollar Rolls. Certain Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specific future date at an agreed upon price. Pools of mortgage securities are used to collateralize mortgage dollar roll transactions and may have different prepayment histories than those sold. During the period between the sale and the repurchase, a Fund forgoes principal and interest paid on the securities sold. Proceeds of the sale will be invested in short-term instruments and the income from these investments, together with any additional fee income received on a sale, is intended to generate income for a Fund. A Fund accounts for mortgage dollar roll transactions as purchases and sales and realizes the gain or loss at the time the transaction is entered into on these transactions. If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sale price and the future purchase price is recorded as an adjustment to interest income.

Mortgage dollar roll transactions involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price of those securities. If investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will adversely impact the investment performance of a Fund. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(j) Credit and Market Risk. Certain Funds invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. Each Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities, including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(k) Foreign Investment and Currency Risks. Certain Funds’ investments in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of a Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(l) Emerging Markets Risk. In addition to foreign investment and currency risks, which tend to be amplified in emerging markets, emerging markets may experience rising interest rates, or, more significantly, rapid inflation or hyperinflation. The economies of emerging market countries may grow at slower rates than expected or suffer a downturn or recession. Emerging market securities may present market, credit, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

(m) Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

(n) Market Risk. The value of an investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt or otherwise affect the global economy and financial markets. Securities in the Fund’s portfolio may underperform or otherwise be adversely affected due to inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global demand for particular products or resources, market or financial system instability or uncertainty, embargoes, the treat or actual imposition of tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and

Notes to Financial Statements

(unaudited) (continued)

governmental or quasi- governmental actions. The occurrence of global events, such as terrorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund’s portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial performance of the Fund’s investments (and, in turn, the Fund’s investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, and exacerbate preexisting risks to the Fund. In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

(o) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as income from non-cash dividends at fair value. Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt, if any, and is included in interest and dividend income, respectively. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Trust’s policy is to generally halt any additional “interest income accruals and accretion” and consider the Fund’s ability to realize interest accrued up to the date of default.

(p) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments in the Statements of Operations.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(q) Distributions to Shareholders. Distributions from net investment income for Morgan Stanley Pathway Large Cap Equity ETF, Morgan Stanley Pathway Small-Mid Cap Equity ETF, International Equity Fund, Emerging Markets Equity Fund, International Fixed Income Fund and Alternative Strategies Fund, if any, are declared and paid on an annual basis. Distributions from net investment income for Core Fixed Income Fund, High Yield Fund, Municipal Bond Fund, Inflation-Linked Fixed Income Fund and Ultra-Short Term Fixed Income Fund, if any, are declared and paid on a monthly basis.

The Funds intend to satisfy conditions that will enable interest from municipal securities, which are exempt from regular federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Funds. Distributions of net realized gains to shareholders of the Funds, if any, are taxable and are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

Notes to Financial Statements

(unaudited) (continued)

(r) Federal and Other Taxes. It is the Trust’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, each Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken in 2025 tax returns. Each Fund’s federal tax returns for the prior four fiscal years remain subject to examination by the Internal Revenue Service.

(s) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

(t) Restricted Securities. All Funds may invest in non-publicly traded securities, commonly called restricted securities. Restricted securities may be less liquid than publicly-traded securities. Although certain restricted securities may be resold in privately negotiated transactions, the values realized from these sales could be less than originally paid by a Fund. Certain restricted securities may be deemed liquid by the Manager and/or Sub-adviser pursuant to the procedures approved by the Board. The value of restricted securities is determined as described in Note 1(a).

(u) Reverse Repurchase Agreements. Certain Funds may each enter into reverse repurchase agreements with the financial institutions with which it may enter into repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities to a financial institution and agrees to repurchase them at a mutually agreed upon date, price and rate of interest. During the period between the sale and repurchase, the Fund would not be entitled to principal and interest paid on the securities sold by the Fund. The Fund, however, would seek to achieve gains derived from the difference between the current sale price and the forward price for the future purchase as well as the interest earned on the proceeds on the initial sale. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of the securities received by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements also involve credit risk with the counterparty to the extent that the value of securities subject to repurchase exceed the Fund’s liability under the reverse repurchase agreement. Reverse repurchase agreements will be viewed as borrowings by a Fund for the purpose of calculating the Fund’s indebtedness and will have the effect of leveraging the Fund’s assets.

(v) Indemnification. The Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds’ that have not yet occurred.

(w) Senior Floating-Rate Loans. Interests in senior floating-rate loans (“Senior Loans”) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Funds based on information available to such managers. The portfolio managers of other Funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Funds. At times, the fair value of a Senior Loan determined by the portfolio managers of other Funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Funds. The fair value of each Senior

Notes to Financial Statements

(unaudited) (continued)

Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

In connection with bank loan interests, the Funds may enter into unfunded bank loan interests (“commitments”). Unfunded loan commitments may be partially or wholly unfunded. The Funds are obligated to fund those commitments at the borrower’s discretion. In connection with these commitments, the Funds earns a commitment fee, which is included in interest income in the Statements of Operations and recognized respectively over the commitment period.

There were no fully/partially unfunded loan positions as of February 28, 2026.

(x) Sale-Buyback and Buy-Saleback Transactions. A sale-buyback financing transaction consists of a sale of a security by a Fund to a counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund will segregate assets determined to be liquid by the Sub-adviser or will otherwise cover its obligations under sale-buyback transactions.

During the period ended February 28, 2026 the International Fixed Income Fund, Inflation-Linked Fixed Income Fund and Ultra-Short Term Fixed Income Fund participated in sale-buyback transactions. The payable for investments purchased related to sale-buyback transactions at February 28, 2026, and the average amount of borrowings, incurred interest expense and a weighted average interest rate related to sale-buyback transactions outstanding during the period ended February 28, 2026, were as following:

	International Fixed Income Fund	Inflation-Linked Fixed Income Fund	Ultra-Short Term Fixed Income Fund
Payable for sale-buyback transactions	$—	$—	$4,868,568
Average amount borrowed	10,298	13,975,803	731,498
Interest expense	194	300,283	13,954
Weighted average interest rate	3.80%	4.33%	3.84%

A buy-saleback lending transaction consists of a purchase of a security by a Fund from a counterparty, with a simultaneous agreement to sell the same or substantially the same security at an agreed-upon price and date. The party who sold the security is not entitled to receive principal and interest payments, if any, made on the security during the term of the agreement. The Fund will segregate assets determined to be liquid by the Sub-adviser or will otherwise cover its obligations under buy-saleback transactions.

During the period ended February 28, 2026, the Funds did not participate in buy-saleback transactions.

Sale-buyback and buy-saleback transactions are governed by Master Securities Forward Transaction Agreements (“Master Forward Agreements”), which are agreements between each Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of any pending sale-buyback and buy-saleback transactions as of period end is disclosed in each Fund’s Schedule of Investments.

(y) Disclosure about Offsetting Assets and Liabilities. In order to better define contractual rights under derivative contracts and to secure rights that will help the Funds mitigate their counterparty risk, a Sub-adviser may, on behalf of the Funds, enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The ISDA Master Agreement gives a Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statements of Assets and Liabilities across the transactions between the Funds and the applicable counterparty. The right to offset and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Funds’ credit risk to such counterparty equal to any amounts payable by the Funds under the applicable transactions, if any. The enforceability of the right to offset may vary by jurisdiction.

Notes to Financial Statements

(unaudited) (continued)

Cash collateral that has been received or pledged to cover obligations under derivative contracts, if any, will be reported separately in the Statements of Assets and Liabilities. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits with counterparties and, in the case of cash pledged by counterparty for the benefit of the Fund, a corresponding liability in the Statements of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedules of Investments. The carrying amount of such deposits due to brokers at February 28, 2026 approximated their fair value. If measured at fair value, such deposits would have been considered as Level 2 in the fair value hierarchy (see Note 1(a)).

Repurchase agreements and reverse repurchase agreements may be entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit a Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. The Fund’s repurchase agreements as of February 28, 2026 are shown on a gross basis and the required offsetting disclosures are shown in the Schedules of Investments. The value of the related collateral exceeded the value of the repurchase agreements as of February 28, 2026.

For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities.

The following table presents the Funds’ gross and net amounts of assets and liabilities, by derivative type, available for offset under a master netting agreement, or similar agreement as of February 28, 2026:

	Assets		Liabilities
Derivative Instruments (a)	Gross Amounts of Recognized Assets Presented in the Statements of Assets and Liabilities		Gross Amounts of Recognized Liabilities Presented in the Statements of Assets and Liabilities
Emerging Markets Equity Fund
Forward foreign currency contracts	$11		$—

Total derivative instruments, subject to master netting arrangement or similar arrangement	$11		$—

Core Fixed Income Fund:
Forward foreign currency contracts	$390,920		$(1,021,945)

Total derivative instruments, subject to master netting arrangement or similar arrangement	$390,920		$(1,021,945)

International Fixed Income Fund:
Forward foreign currency contracts	$1,697,155		$(1,220,103)
Option contracts	24,758	(b)	(13,421)
Swap contracts	1,671,329		(199,119)

Total derivative instruments, subject to master netting arrangement or similar arrangement	$3,393,242		$(1,432,643)

Inflation-Linked Fixed Income Fund:
Forward foreign currency contracts	$441,698		$(84,763)
Option contracts	—		(61,782)

Total derivative instruments, subject to master netting arrangement or similar arrangement	$441,698		$(146,545)

(a)	Excludes exchange-traded derivatives.
(b)	Amounts are included in Unaffiliated Investments in the Statements of Assets and Liabilities.

Notes to Financial Statements

(unaudited) (continued)

The following table presents the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under master netting or similar agreements, and net of related collateral received or pledged as of February 28, 2026:

Counterparty	Gross Amounts of Recognized Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (a)	Collateral Received	Net Amount (b) (Not Less than $0)
Emerging Markets Equity Fund
Over-the-counter
BNP Paribas SA	$11	$—	$—	$11

Total over-the-counter derivative instruments	$11	$—	$—	$11

Counterparty	Gross Amounts of Recognized Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (a)	Collateral Received	Net Amount (b) (Not Less than $0)
Core Fixed Income Fund
Over-the-counter
Bank of New York Mellon	$153,446	$(153,446)	$—	$0
Goldman Sachs & Co.	96,895	(96,895)	—	0
State Street Bank & Trust Co.	140,579	(27,791)	—	112,788

Total over-the-counter derivative instruments	$390,920	$(278,132)	$—	$112,788

Counterparty	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (c)	Collateral Pledged	Net Amount (d) (Not Less than $0)
Core Fixed Income Fund
Over-the-counter
Bank of New York Mellon	$429,094	$(153,446)	$—	$275,648
BNP Paribas SA	306	—	—	306
Goldman Sachs & Co.	564,754	(96,895)	—	467,859
State Street Bank & Trust Co.	27,791	(27,791)	—	—

Total over-the-counter derivative instruments	$1,021,945	$(278,132)	$—	$743,813

Notes to Financial Statements

(unaudited) (continued)

Counterparty	Gross Amounts of Recognized Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (a)	Collateral Received (e)	Net Amount (b) (Not Less than $0)
International Fixed Income Fund
Over-the-counter
Bank of America	$138,980	$(70,588)	$—	$68,392
Barclays Bank PLC	489,586	(81,277)	(408,309)	0
BNP Paribas SA	182,082	(182,082)	—	0
Deutsche Bank AG	61,594	(13,753)	—	47,841
Goldman Sachs & Co.	1,929,081	(312,306)	—	1,616,775
HSBC Bank USA	42,551	(42,551)	—	0
JPMorgan Chase & Co.	87,063	(56,093)	(30,970)	0
Societe Generale SA	20,714	(20,714)	—	0
Standard Chartered Bank	47,272	(31,804)	—	15,468
UBS Securities LLC	22,836	(14,366)	—	8,470
Wells Fargo Bank	371,483	(292,583)	—	78,900

Total over-the-counter derivative instruments	$3,393,242	$(1,118,117)	$(439,279)	$1,835,846

Counterparty	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (c)	Collateral Pledged	Net Amount (d) (Not Less than $0)
International Fixed Income Fund
Over-the-counter
Bank of America	$70,588	$(70,588)	$—	$0
Barclays Bank PLC	81,277	(81,277)	—	0
BNP Paribas SA	326,019	(182,082)	—	143,937
Deutsche Bank AG	13,753	(13,753)	—	0
Goldman Sachs & Co.	312,306	(312,306)	—	0
HSBC Bank USA	188,518	(42,551)	—	145,967
JPMorgan Chase & Co.	56,093	(56,093)	—	0
Societe Generale SA	45,336	(20,714)	—	24,622
Standard Chartered Bank	31,804	(31,804)	—	0
UBS Securities LLC	14,366	(14,366)	—	0
Wells Fargo Bank	292,583	(292,583)	—	0

Total over-the-counter derivative instruments	$1,432,643	$(1,118,117)	$—	$314,526

Notes to Financial Statements

(unaudited) (continued)

Counterparty	Gross Amounts of Recognized Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (a)	Collateral Received (e)	Net Amount (b) (Not Less than $0)
Inflation-Linked Fixed Income Fund
Over-the-counter
Barclays Bank PLC	$142,022	$(91,969)	$–	$50,053
BNP Paribas SA	73,774	(12,116)	–	61,658
Deutsche Bank AG	16,764	(1,364)	–	15,400
HSBC Bank USA	39,872	(8,097)	–	31,775
JPMorgan Chase & Co.	28,417	(7,647)	(20,000)	770
Merrill Lynch, Pierce, Fenner & Smith Inc.	25,266	(13,583)	–	11,683
Standard Chartered Bank	115,583	(11,769)	–	103,814

Total over-the-counter derivative instruments	$441,698	$(146,545)	$(20,000)	$275,153

Counterparty	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (c)	Collateral Pledged	Net Amount (d) (Not Less than $0)
Inflation-Linked Fixed Income Fund
Over-the-counter
Barclays Bank PLC	$91,969	$(91,969)	$–	$0
BNP Paribas SA	12,116	(12,116)	–	0
Deutsche Bank AG	1,364	(1,364)	–	0
HSBC Bank USA	8,097	(8,097)	–	0
JPMorgan Chase & Co.	7,647	(7,647)	–	0
Merrill Lynch, Pierce, Fenner & Smith Inc.	13,583	(13,583)	–	0
Standard Chartered Bank	11,769	(11,769)	–	0

Total over-the-counter derivative instruments	$146,545	$(146,545)	$–	$0

(a)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that are not offset on the Statements of Assets and Liabilities.

(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that are not offset on the Statements of Assets and Liabilities.

(d)	Net amount represents the net amount payable to the counterparty in the event of default.
(e)	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

(z) When-Issued and Delayed Delivery Securities and Forward Commitments. Each Fund may purchase securities, including U.S. government securities, on a when-issued basis or may purchase or sell securities for delayed delivery. In such transactions, delivery of the securities occurs beyond the normal settlement period, but no payment or delivery is made by a Fund prior to the actual delivery or payment by the other party to the transaction. The purchase of securities on a when-issued or delayed delivery basis involves the risk that the value of the securities purchased will decline prior to the settlement date. The sale of securities for delayed delivery involves the risk that the prices available in the market on the delivery date may be greater than those obtained in the sale transaction. Each Fund will make securities available for collateral in an amount equal in value to commitments to purchase securities on a when-issued, delayed delivery or forward commitment basis.

Notes to Financial Statements

(unaudited) (continued)

(aa) Segment Reporting. Each Fund operates as a single reportable segment, an investment company whose investment objectives are included in Note 1. The Trust’s Chief Operating Officer acts as the Trust’s Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of each Fund’s single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in each Fund’s financial statements.

2. Investment Management Agreement and Other Transactions with Affiliates

CGAS, a business of Morgan Stanley Wealth Management, serves as the investment manager to the Funds. The Manager selects and oversees professional money managers who are responsible for investing the assets of the Funds (each a “Sub-adviser,” and collectively the “Sub-advisers”). Each Fund pays the Manager an investment management fee calculated daily at an annual rate based on each Fund’s average daily net assets and paid monthly in arrears. The Manager pays each Sub-adviser on a monthly basis, a sub-advisory fee from its investment management fees.

CGAS has contractually agreed to waive fees and reimburse expenses in order to keep the Funds’ management fees from exceeding the total amount of sub-advisory fees paid by CGAS plus 0.20% based on average net assets. This contractual waiver will only apply if the Funds’ total management fees exceed the total amount of sub-advisory fees paid by CGAS plus 0.20%, and will not affect the Funds’ total management fees if they are less than such amount. Because the Alternative Strategies Fund does not currently have sub-advisers, CGAS will contractually waive 1.00% of its management fees. These fee waivers and/or reimbursements will continue for at least one year from the date of the Funds’ prospectus or until such time as the Board of Trustees acts to discontinue all or a portion of such waiver and/or reimbursement when it deems such action is appropriate.

In addition, CGAS and its affiliates have also separately agreed to waive fees and reimburse expenses in order to keep the Alternative Strategies Fund’s total annual operating expenses, (exclusive of interest from borrowing, brokerage commissions, taxes, acquired fund fees and expenses and other extraordinary expenses not incurred in the ordinary course of the Alternative Strategies Fund’s business), from exceeding 0.70%. This contractual arrangement shall remain in effect for at least one year from the date of the Fund’s prospectus or until such time as the Board acts to discontinue all or a portion of such waiver and/or reimbursement when it deems such action is appropriate.

The maximum allowable investment management fees represents the total amount that could be charged to each Fund. The aggregate fees paid by the Manager to each Fund’s Sub-advisers and the fees retained by the Manager for the period ended February 28, 2026 are indicated below:

Fund	Sub-advisory Fee	Consulting Group Advisory Services LLC Fee	Maximum Allowable Annual Management Fee
Morgan Stanley Pathway Large Cap Equity ETF	0.11%	0.20%	0.55%
Morgan Stanley Pathway Small-Mid Cap Equity ETF	0.29%	0.20%	0.75%
International Equity Fund	0.27%	0.20%	0.70%
Emerging Markets Equity Fund	0.34%	0.20%	0.90%
Core Fixed Income Fund	0.11%	0.20%	0.40%
High Yield Fund	0.29%	0.20%	0.70%
International Fixed Income Fund	0.25%	0.20%	0.50%
Municipal Bond Fund	0.20%	0.20%	0.40%
Inflation-Linked Fixed Income Fund	0.25%	0.20%	0.50%
Ultra-Short Term Fixed Income Fund	0.15%	0.20%	0.50%
Alternative Strategies Fund	N/A	0.20%	1.20%

Notes to Financial Statements

(unaudited) (continued)

The Manager has agreed to waive and/or reimburse a portion of its fee. For the period ended February 28, 2026, the amounts waived and/or reimbursed by the Manager were as follows:

Fund	Amounts Waived and/or Reimbursed
Morgan Stanley Pathway Large Cap Equity ETF	$4,188,703
Morgan Stanley Pathway Small-Mid Cap Equity ETF	892,081
International Equity Fund	1,435,876
Emerging Markets Equity Fund	1,315,492
Core Fixed Income Fund	763,895
High Yield Fund	151,580
International Fixed Income Fund	50,420
Municipal Bond Fund	—
Inflation-Linked Fixed Income Fund	37,633
Ultra-Short Term Fixed Income Fund	260,192
Alternative Strategies Fund	970,779

Brown Brothers Harriman & Co. (“BBH”) serves as the Trust’s administrator. For its administrative services, BBH receives an annual asset based fee of 0.0250% of the Trust’s assets up to $5 billion, 0.02% on assets between $5 billion and $8 billion and 0.0175% on assets in excess of $8 billion, plus out-of-pocket expenses. The fee is calculated and allocated daily based on the relative assets of each Fund.

For the period ended February 28, 2026, Morgan Stanley & Co. Incorporated (“MS&Co.”), and its affiliates, including Morgan Stanley Smith Barney LLC, the Trust’s distributor, received brokerage commissions of:

Fund	Commission Dollars to MS&Co.
Morgan Stanley Pathway Large Cap Equity ETF	$339
Morgan Stanley Pathway Small-Mid Cap Equity ETF	4,359
International Equity Fund	—
Emerging Markets Equity Fund	1,212
Core Fixed Income Fund	—
High Yield Fund	—
International Fixed Income Fund	—
Municipal Bond Fund	—
Inflation-Linked Fixed Income Fund	—
Ultra-Short Term Fixed Income Fund	—
Alternative Strategies Fund	—

Officers of the Trust do not receive compensation directly from the Trust. The Funds may bear a portion of the annual compensation of the Trust’s Chief Compliance Officer.

For the period ended February 28, 2026, the Funds assume the following to be affiliated issuers:

Morgan Stanley Pathway Large Cap Equity ETF

Underlying Security	Beginning Value as of August 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation	Accretion of discount	Dividend/ Interest Income	Ending Value as of February 28, 2026
Morgan Stanley	$6,187,286	$416,448	$—	$—	$644,113	$—	$84,939	$7,247,847

Notes to Financial Statements

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Underlying Security	Beginning Value as of August 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain on Sales	Change in Unrealized Appreciation	Accretion of discount	Dividend/ Interest Income	Ending Value as of February 28, 2026
Morgan Stanley ABS Capital I Inc. Trust, Series 2004-HE4, Class M1, 4.688% (1-Month Term SOFR + 1.014%) due 5/25/34	$350,552	$—	$(17,906)	$16	$8,589	$67	$7,810	$341,318

3. Investments

During the period ended February 28, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments and in-kind transactions) for each Fund were as follows:

	Other Investments		U.S. Government Securities
Fund	Purchases	Sales	Purchases	Sales
Morgan Stanley Pathway Large Cap Equity ETF . . .	$269,988,284	$199,388,578	$—	$—
Morgan Stanley Pathway Small-Mid Cap Equity ETF . . .	128,410,551	142,830,085	—	—
International Equity Fund . . .	204,821,421	227,322,631	—	—
Emerging Markets Fund . . .	135,721,463	105,812,916	—	—
Core Fixed Income Fund . . .	312,697,484	183,433,556	731,392,898	665,879,733
High Yield Fund . . .	43,399,544	31,858,234	—	—
International Fixed Income Fund . . .	30,023,527	18,822,484	268,555,827	259,929,785
Municipal Bond Fund . . .	11,014,198	7,188,779	—	—
Inflation-Linked Fixed Income Fund . . .	8,966,553	4,167,955	69,925,546	71,494,880
Ultra-Short Term Fixed Income Fund . . .	99,873,584	154,971,748	47,035,719	43,750,584
Alternative Strategies Fund . . .	21,981,279	8,319,936	—	—

During the period ended February 28, 2026, purchases and sales related to in-kind transactions were as follows:

	Other Investments		U.S. Government Securities
Fund	Purchases	Sales	Purchases	Sales
Morgan Stanley Pathway Large Cap Equity ETF . . .	$64,397,540	$4,527,939	$—	$—
Morgan Stanley Pathway Small-Mid Cap Equity ETF . . .	9,708,297	14,381,933	—	—

The cost of investments for federal income tax purposes and gross unrealized appreciation and unrealized depreciation at February 28, 2026 have been disclosed under the respective Schedule of Investments.

4. Issuance and Redemption of ETF Shares

The Morgan Stanley Pathway Large Cap Equity ETF and Morgan Stanley Pathway Small-Mid Cap Equity ETF (together, the “Morgan Stanley Pathway ETFs”) each issues or redeems its shares at NAV per share only in Creation Units. The number of shares of the Morgan Stanley Pathway ETFs that constitute a Creation Unit is 50,000. Shares of each Fund are listed for trading on a national securities exchange and trade on the secondary market during the trading day. Shares can be bought and sold throughout the trading day like shares of other publicly traded companies. There is no minimum investment. When buying or selling Fund shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and offered price in the secondary market on each purchase and sale transaction. Fund shares are traded on NYSE Arca under the trading symbol MSLC for the Morgan Stanley Pathway Large Cap Equity ETF and MSSM for the Morgan Stanley Pathway Small-Mid Cap Equity ETF. Share prices are reported in dollars and cents per share. Authorized Participants (“APs”) may acquire Fund shares directly from each Fund, and APs may tender their Fund shares for redemption directly to a Fund, at NAV per share, only in Creation Units and in accordance with the procedures described in the Funds’ Statement of Additional Information.

Notes to Financial Statements

(unaudited) (continued)

Foreside Fund Services, LLC (“Foreside”) serves as the distributor and principal underwriter for the Morgan Stanley Pathway ETFs pursuant to a written agreement, which was approved by the Trustees of the Trust, including a majority of the Independent Trustees. Foreside or its agent distributes Creation Units for the Morgan Stanley Pathway ETFs on an agency basis. Foreside, as agent, reviews and approves orders by APs to create and redeem Morgan Stanley Pathway ETF shares in Creation Units.

5. Shares of Beneficial Interest

At February 28, 2026, the Trust had an unlimited number of units of beneficial interest (shares) authorized with a par value of $0.001 per share. At February 28, 2026, Trustees and executive officers of the Trust as a group owned of record less than 1% of the outstanding shares of the Trust.

Transactions in shares of each Fund were as follows:

	Period Ended February 28, 2026	Year Ended August 31, 2025
Morgan Stanley Pathway Large Cap Equity ETF*
Shares sold	—	5,045,737
Shares sold in-kind	3,650,000	6,100,000
Shares issued on reinvestment	—	2,137,098
Shares repurchased	—	(5,464,916)
Shares repurchased in-kind	(250,000)	(850,000)

Net Increase	3,400,000	6,967,919

Morgan Stanley Pathway Small-Mid Cap Equity ETF*
Shares sold	—	2,547,698
Shares sold in-kind	350,000	2,300,000
Shares issued on reinvestment	—	1,126,334
Shares repurchased	—	(1,290,707)
Shares repurchased in-kind	(500,000)	(550,000)

Net Increase (Decrease)	(150,000)	4,133,325

International Equity Fund
Shares sold	10,340,933	19,616,361
Shares issued on reinvestment	6,191,764	5,103,592
Shares repurchased	(12,103,531)	(36,048,971)

Net Increase (Decrease)	4,429,166	(11,329,018)

Emerging Markets Equity Fund
Shares sold	7,517,832	13,359,969
Shares issued on reinvestment	959,662	792,004
Shares repurchased	(5,901,339)	(8,429,815)

Net Increase	2,576,155	5,722,158

Core Fixed Income Fund
Shares sold	47,107,358	60,733,231
Shares issued on reinvestment	5,630,385	11,622,542
Shares repurchased	(25,566,181)	(98,831,635)

Net Increase (Decrease)	27,171,562	(26,475,862)

Notes to Financial Statements

(unaudited) (continued)

	Period Ended February 28, 2026	Year Ended August 31, 2025
High Yield Fund
Shares sold	7,547,653	9,939,364
Shares issued on reinvestment	1,463,037	2,828,348
Shares repurchased	(4,264,666)	(10,578,784)

Net Increase	4,746,024	2,188,928

International Fixed Income Fund
Shares sold	5,220,545	6,750,599
Shares issued on reinvestment	728,337	619,779
Shares repurchased	(3,840,365)	(7,546,767)

Net Increase (Decrease)	2,108,517	(176,389)

Municipal Bond Fund
Shares sold	1,847,129	2,921,882
Shares issued on reinvestment	151,348	319,664
Shares repurchased	(1,017,350)	(4,409,699)

Net Increase (Decrease)	981,127	(1,168,153)

Inflation-Linked Fixed Income Fund
Shares sold	1,693,354	2,743,362
Shares issued on reinvestment	302,551	596,777
Shares repurchased	(1,450,210)	(4,692,508)

Net Increase (Decrease)	545,695	(1,352,369)

Ultra-Short Term Fixed Income Fund
Shares sold	4,809,753	28,782,446
Shares issued on reinvestment	747,071	1,558,082
Shares repurchased	(16,725,638)	(20,838,642)

Net Increase (Decrease)	(11,168,814)	9,501,886

Alternative Strategies Fund
Shares sold	3,379,928	5,772,487
Shares issued on reinvestment	782,695	405,063
Shares repurchased	(2,572,178)	(4,192,627)

Net Increase	1,590,445	1,984,923

*

The Morgan Stanley Pathway Large Cap Equity ETF acquired all the assets and liabilities of the Large Cap Equity Fund (“Predecessor Fund”) and the Morgan Stanley Pathway Small-Mid Cap Equity ETF acquired all the assets and liabilities of Small-Mid Cap Equity Fund (“Predecessor Fund”) in reorganizations that occurred on December 9, 2024 (the “Reorganizations”). Each of the Predecessor Funds ceased operations immediately following the Reorganizations. As a result, all financial information prior to the Reorganizations has been retroactively adjusted to reflect the Reorganizations. See Note 1 of the Notes to Financial Statements for additional information on the Funds’ Reorganizations.

6. Capital Loss Carry Forward

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this, pre-enactment capital loss carryforwards may be more likely to expire unused.

Notes to Financial Statements

(unaudited) (continued)

As of August 31, 2025, the Funds had the following net capital loss carryforwards remaining:

	Emerging Markets Equity Fund	Core Fixed Income Fund	High Yield Fund	International Fixed Income Fund
Short Term . . . .	$7,114,205	$57,140,176	$3,281,925	$3,566,393
Long Term . . . .	52,556,795	174,526,867	21,525,559	4,050,362

Total . . . . . . .	$59,671,000	$231,667,043	$24,807,484	$7,616,755

	Municipal Bond Fund	Inflation-Linked Fixed Income Fund	Ultra-Short Term Fixed Income Fund	Alternative Strategies Fund
Short Term . . . .	$3,148,850	$—	$14,173,360	$531,340
Long Term . . . .	4,294,466	5,280,385	—	2,382,613

Total . . . . . . .	$7,443,316	$5,280,385	$14,173,360	$2,913,953

Qualified late year losses are capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year that, if elected, are deemed to arise on the first day of the Fund’s next taxable year. For the year ended August 31, 2025, the Fund intends to defer to September 1, 2025 for U.S. federal income tax purposes the following losses:

Core Fixed Income Fund
Ordinary Late Year Losses	$—
Short-Term Post-October Loss	—
Long-Term Post-October Loss	—
Specified Late Year Loss	1,522,366

Total	$1,522,366

7. Subsequent Events

Management has evaluated subsequent events after the balance sheet date through the date that the financial statements were issued and has not identified any events or transactions that would require recognition or disclosure in the financial statements other than the information below.

Subsequent to February 28, 2026, the Funds made the following distributions per share:

Record Date - Payable Date	Core Fixed Income Fund	High Yield Fund	Municipal Bond Fund	Ultra-Short Term Fixed Income Fund
3/1/26-3/31/26	$0.027019	$0.017789	$0.022915	$0.038890

The Board of Trustees (the “Board”) of the Trust approved the termination of the investment sub-advisory agreement with BlackRock Financial Management, Inc. with respect to the Large Cap Equity ETF, Small-Mid Cap Equity ETF, International Equity Fund and Emerging Markets Equity Fund (collectively the “Funds”), as well as the approval of a new investment sub-advisory agreement with O’Shaughnessy Asset Management, LLC to serve as a sub-adviser to the Funds. Consulting Group Advisory Services LLC will continue to serve as the Funds’ investment adviser. These changes became effective on March 23, 2026 for the Large Cap Equity ETF and Small-Mid Cap Equity ETF, and will become effective on or around May 7, 2026 for the International Equity Fund and Emerging Markets Equity Fund. Please see the Funds’ prospectus for further information.

MORGAN STANLEY SMITH BARNEY LLC

Distributor of Morgan Stanley Pathway Mutual Funds

FORESIDE FUND SERVICES, LLC

Distributor and Principal Underwriter of Morgan Stanley Pathway ETFs

CONSULTING GROUP ADVISORY SERVICES LLC

Investment Adviser

This report is submitted for the general information of the shareholders of Morgan Stanley Pathway Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Trust which contains information concerning the Trust’s Investment policies, charges and expenses as well as other pertinent information.

© 2026 Morgan Stanley Smith Barney LLC (“Morgan Stanley”). Consulting Group Advisory Services LLC (“CGAS”) is a business of Morgan Stanley. Securities are offered through Morgan Stanley.

Morgan Stanley Pathway Funds

2000 Westchester Avenue

Purchase, NY 10577

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants on accounting and financial disclosure during the period covered by the report.

Item 9. Proxy Disclosures for Open-End Management Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed as part of the financial statements included above in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The disclosure regarding the Approval of Advisory Agreement, if applicable, is included as part of the financial statements included above in Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s board of directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c)) were effective, as of a date within 90 days of the filing date of this report, based on his evaluation of these disclosure controls and procedures as required by Rule 30a-3(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(b)), and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(d)), that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1) Not Applicable. This item is only required in an annual report on Form N-CSR.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) are attached hereto.

(b) Certifications pursuant to 18 U.S.C. Section 1350 as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Pathway Funds

By:	/s/ Paul Ricciardelli
Paul Ricciardelli
Chief Executive Officer
Morgan Stanley Pathway Funds

Date:	April 29, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Morgan Stanley Pathway Funds

By:	/s/ Paul Ricciardelli
Paul Ricciardelli
Chief Executive Officer
Morgan Stanley Pathway Funds

Date:	April 29, 2026

Morgan Stanley Pathway Funds

By:	/s/ James F. Kirchner
James F. Kirchner
Chief Financial Officer
Morgan Stanley Pathway Funds

Date:	April 29, 2026